UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of May 31, 2012

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2012.

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 98.8%
	Arizona — 92.8%
	Certificate of Participation/Lease — 12.0%
	Arizona School Facilities Board,
1,000	COP, 5.250%, 09/01/23	1,135
1,500	Series A, COP, NATL-RE, 5.000%, 09/01/12	1,518
	Arizona State University, Board of Regents,
2,000	COP, NATL-RE, 5.000%, 07/01/17	2,344
1,000	COP, NATL-RE, 5.000%, 07/01/18	1,140
1,570	Scottsdale Municipal Property Corp., Rev., COP, 5.000%, 07/01/26	1,996
2,000	State of Arizona, Department of Administration, Series A, COP, AGM, 5.250%, 10/01/23	2,349
	University of Arizona,
1,365	Series A, COP, AMBAC, 5.000%, 06/01/19	1,521
1,000	Series B, COP, AMBAC, 5.000%, 06/01/21	1,112
145	University of Arizona, Unrefunded Balance, Series A, COP, AMBAC, 5.500%, 06/01/17	146

		13,261

	Education — 5.1%
2,700	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	3,007
1,000	Arizona State University, Rev., AGM, 5.250%, 07/01/12 (p)	1,014
1,520	City of Glendale IDA, Midwestern University, Rev., 5.000%, 05/15/14	1,618

		5,639

	General Obligation — 13.0%
1,090	City of Mesa, GO, NATL-RE, FGIC, 5.375%, 07/01/14	1,199
1,500	City of Tucson, GO, NATL-RE, 5.000%, 07/01/18	1,814
1,000	Maricopa County, High School District No. 210-Phoenix, GO, AGM, 5.250%, 07/01/19	1,240
1,265	Maricopa County, School District No. 38-Madison Elementary, Project of 2004, Series A, GO, NATL-RE, 5.000%, 07/01/19	1,399
1,000	Maricopa County, Unified School District No. 11-Peoria, Unrefunded Balance, GO, 5.000%, 07/01/19 (w)	1,201
1,020	Maricopa County, Unified School District No. 11-Peoria, Unrefunded Balance, School Improvement, GO, NATL-RE, FGIC, 4.750%, 07/01/14	1,023
1,000	Maricopa County, Unified School District No. 69-Paradise Valley, Certificates of Ownership, Series A, GO, NATL-RE, FGIC, 5.250%, 07/01/14	1,097
1,560	Pima County, Unified School District No. 12-Sunnyside, GO, AGM, 5.000%, 07/01/14	1,703
1,000	Town of Gilbert, GO, NATL-RE, 5.000%, 07/01/16	1,171
2,100	Town of Gilbert, Projects of 2006 & 2007, GO, 5.000%, 07/01/18	2,559

		14,406

	Hospital — 2.6%
1,225	Arizona Health Facilities Authority, Banner Health, Series A, Rev., 5.000%, 01/01/14	1,311
1,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.000%, 09/01/15	1,090
475	Yavapai County IDA, Yavapai Regional Medical Center, Series A, Rev., AGM, 5.125%, 12/01/13	477

		2,878

	Other Revenue — 12.6%
2,500	Arizona Power Authority, Crossover, Series A, Rev., SO, 5.250%, 10/01/17	3,035
1,000	Arizona State University, Board of Regents, Series A, Rev., 5.000%, 06/01/30	1,170
2,500	Arizona Water Infrastructure Finance Authority, Series A, Rev., 5.000%, 10/01/17	3,023
1,000	City of Glendale, Water & Sewer Revenue, Rev., 5.000%, 07/01/28	1,166
1,000	Greater Arizona Development Authority, Series A, Rev., NATL-RE, 5.000%, 08/01/22	1,096
1,000	Navajo County, Pollution Control Corp., Series A, Rev., 1.000%, 06/01/34	1,000
2,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/27	2,214
1,000	Pima County, Sewer System, Series B, Rev., 5.000%, 07/01/24	1,170

		13,874

	Prerefunded — 6.7%
1,000	Arizona School Facilities Board, Series A, COP, NATL-RE, 5.250%, 03/01/13 (p)	1,037

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Prerefunded –– Continued
6,450	Maricopa County IDA, Capital Appreciation, Series 1983 A, Rev., Zero Coupon, 12/31/14 (m) (p)	6,348

		7,385

	Special Tax — 12.2%
2,500	City of Phoenix, Street & Highway, Capital Appreciation, Junior Lien, Series A, Rev., NATL-RE, FGIC, Zero Coupon, 07/01/12 (m)	2,499
1,125	City of Tempe, Excise Tax, Rev., 5.000%, 07/01/16	1,318
3,000	Phoenix Civic Improvement Corp., Sub Lien, Series B, Rev., NATL-RE, 5.000%, 07/01/15	3,348
	Scottsdale Municipal Property Corp.,
2,500	Rev., 5.000%, 07/01/14	2,739
3,000	Rev., 5.000%, 07/01/17	3,606

		13,510

	Transportation — 5.6%
	Arizona Transportation Board,
2,000	Series A, Rev., 5.000%, 07/01/24	2,361
2,000	Series B, Rev., 5.250%, 07/01/12 (p)	2,008
1,670	Tucson Airport Authority, Inc., Sub Lien, Rev., AMT, NATL-RE, 5.000%, 12/01/18	1,854

		6,223

	Utility — 8.2%
3,000	City of Mesa, Utility Systems, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	3,683
	Salt River Project Agricultural Improvement & Power District,
3,600	Series A, Rev., 5.000%, 01/01/23	4,205
1,000	Series A, Rev., 5.000%, 12/01/28	1,195

		9,083

	Water & Sewer — 14.8%
	Arizona Water Infrastructure Finance Authority, Water Quality,
1,915	Series A, Rev., 5.000%, 10/01/23	2,347
2,025	Series A, Rev., 5.000%, 10/01/24	2,393
2,020	Series A, Rev., 5.000%, 10/01/29	2,427
	City of Scottsdale, Water & Sewer,
1,430	Rev., 5.250%, 07/01/21	1,858
1,875	Rev., 5.250%, 07/01/23	2,461
2,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/25	2,389
2,000	Phoenix Civic Improvement Corp., Wastewater Systems, Senior Lien, Rev., 5.500%, 07/01/20	2,461

		16,336

	Total Arizona	102,595

	Minnesota — 1.0%
	Other Revenue — 1.0%
1,000	City of Rochester, Health Care Mayo Clinic, Series A, Rev., VAR, 4.000%, 11/15/18	1,151

	Pennsylvania — 1.0%
	Hospital — 1.0%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/14	1,096

	Texas — 1.8%
	General Obligation — 1.8%
1,700	Eagle Mountain & Saginaw Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/20	2,042

	Washington — 2.2%
	General Obligation — 1.1%
1,000	State of Washington, Motor Vehicle Fuel Tax, Series B-1, GO, 5.000%, 08/01/24	1,210

	Other Revenue — 1.1%
1,000	Washington Health Care Facilities Authority, Providence Health & Services, Series B, Rev., 5.000%, 10/01/20	1,202

	Total Washington	2,412

	Total Municipal Bonds (Cost $100,063)	109,296

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.0%
	Investment Company — 1.0%
1,087	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $1,087)	1,087

	Total Investments — 99.8% (Cost $101,150)	110,383
	Other Assets in Excess of Liabilities — 0.2%	187

	NET ASSETS — 100.0%	$110,570

Percentages indicated are based on net assets.

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
SO	—	Special Obligation
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.

*	Filed for bankruptcy on November 8, 2010.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,245
Aggregate gross unrealized depreciation	(12)

Net unrealized appreciation/depreciation	$9,233

Federal income tax cost of investments	$101,150

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,087	$109,296	$—	$110,383

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investment of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 4.9%
	AH Mortgage Advance Trust, (Cayman Islands),
16,088	Series SART-1, Class A1R, 2.230%, 05/10/43 (e)	16,093
49,850	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	49,950
23,366	Series SART-2, Class A1, 3.270%, 09/15/43 (e)	23,527
7,000	Series SART-2, Class B1, 6.900%, 09/15/43 (e)	7,176
16,471	Series SART-3, Class 1A1, 2.980%, 03/13/43 (e)	16,504
32,446	Series SART-3, Class 1A2, 3.720%, 03/13/44 (e)	32,527
	Ally Auto Receivables Trust,
2,062	Series 2010-1, Class A3, 1.450%, 05/15/14	2,069
10,410	Series 2010-3, Class A3, 1.110%, 10/15/14	10,445
5,804	Series 2010-3, Class A4, 1.550%, 08/17/15	5,875
4,941	Series 2010-4, Class A3, 0.910%, 11/17/14	4,951
1,150	Series 2011-1, Class A2, 0.810%, 10/15/13	1,151
4,100	Series 2011-1, Class A3, 1.380%, 01/15/15	4,124
9,057	Series 2012-1, Class A3, 0.930%, 02/16/16	9,094
2,222	Series 2012-1, Class A4, 1.210%, 07/15/16	2,242
12,813	Series 2012-2, Class A3, 0.740%, 04/15/16	12,802
20,000	Series 2012-3, Class A2, 0.700%, 01/15/15	20,003
9,709	Series 2012-3, Class A3, 0.850%, 08/15/16	9,716
	American Credit Acceptance Receivables Trust,
4,893	Series 2012-1, Class A1, 1.960%, 01/15/14 (e)	4,893
7,680	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	7,673
	AmeriCredit Automobile Receivables Trust,
1,420	Series 2008-AF, Class A4, 6.960%, 10/14/14	1,445
319	Series 2009-1, Class A3, 3.040%, 10/15/13	319
339	Series 2010-1, Class A3, 1.660%, 03/17/14	339
8,000	Series 2010-3, Class A3, 1.140%, 04/08/15	8,018
3,617	Series 2010-4, Class A2, 0.960%, 05/08/14	3,617
3,375	Series 2010-4, Class A3, 1.270%, 04/08/15	3,381
2,754	Series 2011-1, Class A2, 0.840%, 06/09/14	2,755
3,400	Series 2011-1, Class A3, 1.390%, 09/08/15	3,419
9,556	Series 2011-3, Class A2, 0.840%, 11/10/14	9,567
2,815	Series 2011-4, Class A2, 0.920%, 03/09/15	2,820
11,311	Series 2011-4, Class A3, 1.170%, 05/09/16	11,356
12,349	Series 2011-5, Class A3, 1.550%, 07/08/16	12,480
9,395	Series 2012-1, Class A2, 0.910%, 10/08/15	9,412
2,353	Series 2012-1, Class A3, 1.230%, 09/08/16	2,364
4,959	Series 2012-2, Class A2, 0.760%, 10/08/15	4,961
2,533	Series 2012-2, Class A3, 1.050%, 10/11/16	2,534
406	Ameriquest Mortgage Securities, Inc., Series 2003-13, Class AF6, SUB, 5.094%, 01/25/34	407
1,130	Arch Bay Asset-Backed Securities, Series 2010-2, Class A, VAR, 4.125%, 04/25/57 (e)	1,126
11,756	Asset-Backed Funding Certificates, Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	11,652
	Bank of America Auto Trust,
2,347	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	2,371
1,133	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	1,135
4,255	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	4,308
2,173	Series 2010-2, Class A3, 1.310%, 07/15/14	2,179
7,795	Series 2010-2, Class A4, 1.940%, 06/15/17	7,908
7,661	Series 2012-1, Class A3, 0.780%, 06/15/16	7,658
1,322	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.609%, 04/25/36	1,082
7,779	BMW Vehicle Lease Trust, Series 2012-1, Class A3, 0.750%, 02/20/15	7,770
7,600	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	7,667
	CarMax Auto Owner Trust,
2,004	Series 2010-1, Class A3, 1.560%, 07/15/14	2,010
11,080	Series 2011-1, Class A3, 1.290%, 09/15/15	11,141
11,120	Series 2011-1, Class A4, 2.160%, 09/15/16	11,433
10,801	Series 2011-3, Class A3, 1.070%, 06/15/16	10,853
4,400	CarNow Auto Receivables Trust, Series 2012-1A, Class A, 2.090%, 01/15/15 (e)	4,399
	Chase Funding Mortgage Loan Asset- Backed Certificates,
3,312	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	3,186
4,250	Series 2003-6, Class 1A5, SUB, 5.350%, 11/25/34	3,776
11,281	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	10,574
	Chrysler Financial Auto Securitization Trust,
398	Series 2009-A, Class A3, 2.820%, 01/15/16	399
12,687	Series 2010-A, Class A3, 0.910%, 08/08/13	12,698

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
5,400	Series 2010-A, Class B, 1.650%, 11/08/13	5,420
950	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,305
1,737	CitiFinancial Auto Issuance Trust, Series 2009-1, Class A3, 2.590%, 10/15/13 (e)	1,743
2,334	Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.348%, 08/25/33	2,239
	Citigroup Mortgage Loan Trust, Inc.,
1,455	Series 2003-HE3, Class A, VAR, 0.619%, 12/25/33	1,287
14,403	Series 2011-5, Class 1A1, VAR, 0.429%, 02/25/46 (e) (f) (i)	13,219
	CNH Equipment Trust,
716	Series 2010-A, Class A3, 1.540%, 07/15/14	717
11,691	Series 2010-C, Class A3, 1.170%, 05/15/15	11,731
5,888	Series 2011-A, Class A3, 1.200%, 05/16/16	5,915
4,801	Series 2011-A, Class A4, 2.040%, 10/17/16	4,930
10,872	Series 2012-A, Class A2, 0.650%, 07/15/15	10,870
8,277	Series 2012-A, Class A3, 0.940%, 05/15/17	8,290
	Countrywide Asset-Backed Certificates,
816	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	579
11	Series 2004-1, Class 3A, VAR, 0.799%, 04/25/34	8
1,290	Series 2004-1, Class M1, VAR, 0.989%, 03/25/34	1,098
713	Series 2004-1, Class M2, VAR, 1.064%, 03/25/34	618
1,065	Series 2004-6, Class M1, VAR, 0.839%, 10/25/34	579
	CPS Auto Trust,
3,763	Series 2011-B, Class A, 3.680%, 09/17/18 (e)	3,850
12,971	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	13,327
8,220	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	8,215
	Credit Acceptance Auto Loan Trust,
9,207	Series 2011-1, Class A, 2.610%, 03/15/19 (e)	9,327
4,711	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	4,718
438	Credit Suisse Mortgage Capital Certificates, Series 2006-CF1, Class A1, VAR, 0.549%, 11/25/35	409
942	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 4.569%, 01/25/36	509
	Discover Card Master Trust,
2,400	Series 2008-A4, Class A4, 5.650%, 12/15/15	2,526
5,078	Series 2012-A1, Class A1, 0.810%, 08/15/17	5,075
1,065	First Franklin Mortgage Loan Asset- Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.339%, 12/25/36	1,004
7,630	Ford Credit Auto Lease Trust, Series 2011- A, Class A2, 0.740%, 09/15/13	7,636
	Ford Credit Auto Owner Trust,
219	Series 2009-B, Class A3, 2.790%, 08/15/13	219
5,000	Series 2009-B, Class A4, 4.500%, 07/15/14	5,107
879	Series 2009-D, Class A3, 2.170%, 10/15/13	882
3,547	Series 2011-B, Class A2, 0.680%, 01/15/14	3,552
14,025	Series 2012-A, Class A3, 0.840%, 08/15/16	14,048
8,800	Series 2012-B, Class A3, 0.720%, 12/15/16	8,792
23,267	Fortress Opportunities Residential Transaction, Series 2011-1A, Class A1, VAR, 7.211%, 10/25/47 (e)	23,383
	Freedom Trust,
7,527	Series 2011-1, Class A13, VAR, 0.398%, 11/30/37 (e) (f) (i)	7,226
10,467	Series 2011-2, Class A11, VAR, 3.966%, 08/01/46 (e)	10,391
12,295	Series 2012-1, Class A19, VAR, 4.209%, 09/25/41 (e) (f) (i)	12,510
16,000	GE Capital Credit Card Master Note Trust, Series 2009-2, Class A, 3.690%, 07/15/15	16,064
963	GE Mortgage Services LLC, Series 1999- HE1, Class M, VAR, 6.705%, 04/25/29	869
206	GSAA Trust, Series 2006-3, Class A1, VAR, 0.319%, 03/25/36	97
	Harley-Davidson Motorcycle Trust,
150	Series 2009-3, Class A3, 1.740%, 09/15/13	151
5,849	Series 2010-1, Class A3, 1.160%, 02/15/15	5,860
	Honda Auto Receivables Owner Trust,
2,476	Series 2009-2, Class A4, 4.430%, 07/15/15	2,498
132	Series 2009-3, Class A3, 2.310%, 05/15/13	132
4,200	Series 2009-3, Class A4, 3.300%, 09/15/15	4,240
5,200	Series 2011-1, Class A4, 1.800%, 04/17/17	5,290
5,399	Series 2012-1, Class A3, 0.770%, 01/15/16	5,396
3,377	Series 2012-1, Class A4, 0.970%, 04/16/18	3,383
5,781	Series 2012-2, Class A3, 0.700%, 02/16/16	5,775
	HSBC Home Equity Loan Trust,
2,669	Series 2005-2, Class A1, VAR, 0.510%, 01/20/35	2,491

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
2,175	Series 2005-2, Class M2, VAR, 0.730%, 01/20/35	1,951
4,670	Series 2006-1, Class A1, VAR, 0.400%, 01/20/36	4,287
2,052	Series 2006-2, Class A1, VAR, 0.390%, 03/20/36	1,934
5,061	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	5,106
881	Series 2007-1, Class AS, VAR, 0.440%, 03/20/36	808
10,828	Series 2007-3, Class APT, VAR, 1.440%, 11/20/36	10,152
	Huntington Auto Trust,
7,029	Series 2011-1A, Class A2, 0.760%, 04/15/14 (e)	7,035
8,000	Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	8,028
8,600	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	8,691
6,432	Series 2012-1, Class A3, 0.810%, 09/15/16	6,436
	Hyundai Auto Receivables Trust,
289	Series 2009-A, Class A3, 2.030%, 08/15/13	289
3,852	Series 2010-B, Class A3, 0.970%, 04/15/15	3,862
6,300	Series 2010-B, Class A4, 1.630%, 03/15/17	6,414
5,675	Series 2011-A, Class A3, 1.160%, 04/15/15	5,702
4,680	Series 2011-A, Class A4, 1.780%, 12/15/15	4,764
3,880	Series 2011-B, Class A3, 1.040%, 09/15/15	3,897
5,798	Series 2011-B, Class A4, 1.650%, 02/15/17	5,895
8,655	Series 2012-A, Class A3, 0.720%, 03/15/16	8,649
1,346	Indymac Residential Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.439%, 03/25/36	754
	John Deere Owner Trust,
5,015	Series 2011-A, Class A3, 1.290%, 01/15/16	5,045
3,915	Series 2011-A, Class A4, 1.960%, 04/16/18	3,996
5,719	LAI Vehicle Lease Securitization Trust,
	Series 2010-A, Class A, 2.550%, 09/15/16 (e) (f) (i)	5,712
12,229	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.589%, 07/25/34 (e)	11,757
	Long Beach Mortgage Loan Trust,
5,600	Series 2004-1, Class M1, VAR, 0.989%, 02/25/34	4,355
1,500	Series 2004-3, Class M1, VAR, 1.094%, 07/25/34	1,129
1,268	Series 2006-8, Class 2A2, VAR, 0.329%, 09/25/36	367
1,603	Series 2006-WL2, Class 2A3, VAR, 0.439%, 01/25/36	1,296
8,666	Madison Avenue Manufactured Housing Contract, Series 2002-A, Class M2, VAR, 2.489%, 03/25/32	7,970
	Mercedes-Benz Auto Receivables Trust,
843	Series 2009-1, Class A3, 1.670%, 01/15/14	846
3,106	Series 2010-1, Class A3, 1.420%, 08/15/14	3,120
3,273	Series 2011-1, Class A3, 0.850%, 03/16/15	3,279
	Mid-State Trust,
6,611	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	6,873
5,509	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	5,650
21,300	MMCA Automobile Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	21,623
922	Morgan Stanley ABS Capital I, Series 2004-WMC3, Class M1, VAR, 0.989%, 01/25/35	913
10,632	NCUA Guaranteed Notes, Series 2010-A1, Class A, VAR, 0.589%, 12/07/20	10,670
4,000	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.273%, 11/25/33	4,123
5,025	Newcastle Investment Trust, Series 2011- MH1, Class A, 2.450%, 12/10/33 (e)	5,070
	Nissan Auto Receivables Owner Trust,
6,484	Series 2010-A, Class A3, 0.870%, 07/15/14	6,494
4,740	Series 2010-A, Class A4, 1.310%, 09/15/16	4,779
6,594	Series 2012-A, Class A3, 0.730%, 05/16/16	6,588
3,329	Series 2012-A, Class A4, 1.000%, 07/16/18	3,331
238	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.079%, 02/25/33	190
15,530	Park Place Securities, Inc., Series 2004- MCW1, Class M1, VAR, 0.864%, 10/25/34	14,738
12,214	PennyMac Loan Trust, Series 2011-NPL1, Class A, VAR, 5.250%, 09/25/51 (e) (f) (i)	12,235
4,272	RBSSP Resecuritization Trust, Series 2010- 4, Class 2A1, SUB, 5.749%, 11/26/35 (e)	4,350
	Real Estate Asset Trust,
4,658	Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (f) (i)	4,658
3,228	Series 2012-1A, Class A1, VAR, 4.950%, 02/25/32 (e) (f) (i)	3,229
2,571	Series 2012-1A, Class A2, VAR, 7.140%, 02/25/32 (e) (f) (i)	2,571

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
100	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	41
	Residential Asset Mortgage Products, Inc.,
7,341	Series 2004-RS11, Class M1, VAR, 0.859%, 11/25/34	6,903
10,000	Series 2005-EFC5, Class A3, VAR, 0.579%, 10/25/35	8,634
26,339	Series 2006-RZ1, Class A3, VAR, 0.539%, 03/25/36	22,617
	Residential Asset Securities Corp.,
67	Series 2002-KS4, Class AIIB, VAR, 0.739%, 07/25/32	41
90	Series 2003-KS5, Class AIIB, VAR, 0.819%, 07/25/33	55
109	Series 2003-KS9, Class A2B, VAR, 0.879%, 11/25/33	49
2,380	Series 2005-KS9, Class A3, VAR, 0.609%, 10/25/35	2,297
16,530	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (f) (i)	16,528
1,397	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	1,183
	Santander Drive Auto Receivables Trust,
454	Series 2010-3, Class A2, 0.930%, 06/17/13	454
6,100	Series 2010-3, Class A3, 1.200%, 06/16/14	6,106
1,200	Series 2010-A, Class A3, 1.830%, 11/17/14 (e)	1,209
4,595	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	4,698
2,905	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	2,910
4,187	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	4,187
12,584	Series 2012-1, Class A2, 1.250%, 04/15/15	12,630
2,753	Series 2012-1, Class A3, 1.490%, 10/15/15	2,761
7,857	Series 2012-2, Class A2, 0.910%, 05/15/15	7,868
3,667	Series 2012-2, Class A3, 1.220%, 12/15/15	3,678
7,000	Series 2012-3, Class A2, 0.830%, 04/15/15	7,001
3,965	Series 2012-3, Class A3, 1.080%, 04/15/16	3,970
4,340	Saxon Asset Securities Trust, Series 2003- 1, Class AF6, SUB, 4.795%, 06/25/33	4,339
16,428	Stanwich Mortgage Loan Trust, Series 2012-NPL3, Class A, 4.213%, 06/15/42 (e)	16,428
4,849	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.509%, 06/25/35	4,622
	Structured Asset Securities Corp.,
2,406	Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	2,444
1,043	Series 2002-AL1, Class A2, 3.450%, 02/25/32	953
3,039	Series 2002-AL1, Class A3, 3.450%, 02/25/32	2,747
4,369	Series 2004-6XS, Class A5A, SUB, 5.530%, 03/25/34	4,393
3,496	Series 2004-6XS, Class A5B, SUB, 5.550%, 03/25/34	3,517
	Toyota Auto Receivables Owner Trust,
9,776	Series 2010-C, Class A3, 0.770%, 04/15/14	9,786
11,810	Series 2011-A, Class A3, 0.980%, 10/15/14	11,839
4,585	Series 2011-A, Class A4, 1.560%, 05/15/15	4,648
24,890	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.653%, 10/15/15 (e)	24,925
324	Union Pacific Railroad Co. 2003 Pass- Through Trust, 4.698%, 01/02/24	356
	USAA Auto Owner Trust,
513	Series 2009-2, Class A3, 1.540%, 02/18/14	514
3,080	Series 2009-2, Class A4, 2.530%, 07/15/15	3,120
17,021	Volkswagen Auto Loan Enhanced Trust,
	Series 2012-1, Class A3, 0.850%, 08/22/16	17,049
58,807	VOLT LLC, Series 2012-1A, Class A1, SUB, 4.949%, 04/25/17 (e) (f) (i)	58,807
32,102	Westgate Resorts LLC, Series 2012-1, Class A, 4.500%, 09/20/25 (e)	32,152
	Westlake Automobile Receivables Trust,
824	Series 2011-1A, Class A2, 1.080%, 07/15/13 (e)	824
4,154	Series 2011-1A, Class A3, 1.490%, 06/16/14 (e)	4,160
7,045	World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	7,144

	Total Asset-Backed Securities (Cost $1,298,047)	1,303,032

Collateralized Mortgage Obligations — 31.2%
	Agency CMO — 21.1%
	Federal Home Loan Bank,
929	Series 2000-0606, Class Y, 5.270%, 12/28/12	949
20,247	Series 2000-1067, Class 1, 5.300%, 06/15/12	20,271
8,140	Series 9M-2012, Class A, 4.720%, 09/20/12	8,228

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
9,054		Series TQ-2015, Class A, 5.065%, 10/20/15	9,797
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
474		Series 8, Class ZA, 7.000%, 03/25/23	538
289		Series 24, Class ZE, 6.250%, 11/25/23	326
2,129		Series 29, Class L, 7.500%, 04/25/24	2,453
		Federal Home Loan Mortgage Corp. REMICS,
61		Series 11, Class D, 9.500%, 07/15/19	65
22		Series 22, Class C, 9.500%, 04/15/20	24
34		Series 23, Class F, 9.600%, 04/15/20	38
1		Series 41, Class I, HB, 84.000%, 05/15/20	2
13		Series 46, Class B, 7.800%, 09/15/20	14
6		Series 47, Class F, 10.000%, 06/15/20	7
–	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
24		Series 99, Class Z, 9.500%, 01/15/21	27
67		Series 114, Class H, 6.950%, 01/15/21	74
–	(h)	Series 204, Class E, HB, IF, 1,838.732%, 05/15/23	15
–	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	1
14		Series 1065, Class J, 9.000%, 04/15/21	16
6		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	12
14		Series 1084, Class F, VAR, 1.200%, 05/15/21	15
10		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	19
20		Series 1116, Class I, 5.500%, 08/15/21	22
65		Series 1144, Class KB, 8.500%, 09/15/21	75
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	2
1		Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	22
44		Series 1206, Class IA, 7.000%, 03/15/22	50
61		Series 1250, Class J, 7.000%, 05/15/22	73
144		Series 1343, Class LA, 8.000%, 08/15/22	173
58		Series 1343, Class LB, 7.500%, 08/15/22	69
99		Series 1370, Class JA, VAR, 1.400%, 09/15/22	99
97		Series 1455, Class WB, IF, 4.550%, 12/15/22	103
892		Series 1466, Class PZ, 7.500%, 02/15/23	1,028
13		Series 1470, Class F, VAR, 2.163%, 02/15/23	14
158		Series 1491, Class I, 7.500%, 04/15/23	182
512		Series 1498, Class I, VAR, 1.400%, 04/15/23	512
687		Series 1502, Class PX, 7.000%, 04/15/23	789
89		Series 1505, Class Q, 7.000%, 05/15/23	103
364		Series 1518, Class G, IF, 8.809%, 05/15/23	417
69		Series 1541, Class M, HB, IF, 22.907%, 07/15/23	117
330		Series 1541, Class O, VAR, 1.250%, 07/15/23	334
19		Series 1570, Class F, VAR, 2.663%, 08/15/23	20
662		Series 1573, Class PZ, 7.000%, 09/15/23	759
409		Series 1591, Class PV, 6.250%, 10/15/23	425
12		Series 1595, Class D, 7.000%, 10/15/13	13
44		Series 1596, Class D, 6.500%, 10/15/13	46
51		Series 1602, Class SA, HB, IF, 21.937%, 10/15/23	96
11		Series 1607, Class SA, HB, IF, 20.525%, 10/15/13	11
2,335		Series 1608, Class L, 6.500%, 09/15/23	2,632
724		Series 1609, Class LG, IF, 16.792%, 11/15/23	844
834		Series 1642, Class PJ, 6.000%, 11/15/23	956
367		Series 1658, Class GZ, 7.000%, 01/15/24	430
16		Series 1671, Class L, 7.000%, 02/15/24	19
21		Series 1671, Class QC, IF, 10.000%, 02/15/24	28
24		Series 1686, Class SH, IF, 18.675%, 02/15/24	39
289		Series 1695, Class EB, 7.000%, 03/15/24	332
57		Series 1699, Class FC, VAR, 0.850%, 03/15/24	57
381		Series 1700, Class GA, PO, 02/15/24	363
1,576		Series 1706, Class K, 7.000%, 03/15/24	1,823
27		Series 1709, Class FA, VAR, 1.150%, 03/15/24	27
1,029		Series 1720, Class PL, 7.500%, 04/15/24	1,200
1,075		Series 1737, Class L, 6.000%, 06/15/24	1,162
156		Series 1745, Class D, 7.500%, 08/15/24	182
822		Series 1798, Class F, 5.000%, 05/15/23	901
19		Series 1807, Class G, 9.000%, 10/15/20	20
185		Series 1829, Class ZB, 6.500%, 03/15/26	208
11		Series 1844, Class E, 6.500%, 10/15/13	11
1,177		Series 1863, Class Z, 6.500%, 07/15/26	1,327
58		Series 1865, Class D, PO, 02/15/24	37
122		Series 1890, Class H, 7.500%, 09/15/26	143

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
330	Series 1899, Class ZE, 8.000%, 09/15/26	387
773	Series 1927, Class PH, 7.500%, 01/15/27	906
721	Series 1927, Class ZA, 6.500%, 01/15/27	721
20	Series 1935, Class FL, VAR, 0.950%, 02/15/27	20
271	Series 1963, Class Z, 7.500%, 01/15/27	318
40	Series 1970, Class PG, 7.250%, 07/15/27	46
750	Series 1981, Class Z, 6.000%, 05/15/27	822
482	Series 1983, Class Z, 6.500%, 12/15/23	545
289	Series 1987, Class PE, 7.500%, 09/15/27	340
461	Series 2019, Class Z, 6.500%, 12/15/27	520
36	Series 2025, Class PE, 6.300%, 01/15/13	36
1,590	Series 2033, Class J, 5.600%, 06/15/23	1,745
190	Series 2033, Class SN, HB, IF, 26.208%, 03/15/24	125
503	Series 2038, Class PN, IO, 7.000%, 03/15/28	83
1,414	Series 2040, Class PE, 7.500%, 03/15/28	1,660
580	Series 2054, Class PV, 7.500%, 05/15/28	680
54	Series 2055, Class OE, 6.500%, 05/15/13	53
183	Series 2056, Class TD, 6.500%, 05/15/18	200
861	Series 2063, Class PG, 6.500%, 06/15/28	986
139	Series 2064, Class TE, 7.000%, 06/15/28	162
473	Series 2070, Class C, 6.000%, 07/15/28	514
1,743	Series 2075, Class PH, 6.500%, 08/15/28	1,995
1,865	Series 2075, Class PM, 6.250%, 08/15/28	1,927
404	Series 2086, Class GB, 6.000%, 09/15/28	409
631	Series 2089, Class PJ, IO, 7.000%, 10/15/28	109
1,739	Series 2095, Class PE, 6.000%, 11/15/28	1,948
230	Series 2102, Class TC, 6.000%, 12/15/13	237
132	Series 2102, Class TU, 6.000%, 12/15/13	136
2,638	Series 2106, Class ZD, 6.000%, 12/15/28	2,849
4,568	Series 2110, Class PG, 6.000%, 01/15/29	4,919
538	Series 2115, Class PE, 6.000%, 01/15/14	554
932	Series 2125, Class JZ, 6.000%, 02/15/29	971
2,710	Series 2126, Class CB, 6.250%, 02/15/29	2,799
123	Series 2132, Class SB, HB, IF, 29.515%, 03/15/29	224
81	Series 2134, Class PI, IO, 6.500%, 03/15/19	10
15	Series 2135, Class UK, IO, 6.500%, 03/15/14	1
66	Series 2141, Class IO, IO, 7.000%, 04/15/29	11
227	Series 2163, Class PC, IO, 7.500%, 06/15/29	50
3,584	Series 2169, Class TB, 7.000%, 06/15/29	4,188
1,295	Series 2172, Class QC, 7.000%, 07/15/29	1,514
765	Series 2176, Class OJ, 7.000%, 08/15/29	881
4	Series 2196, Class TL, 7.500%, 11/15/29	4
658	Series 2201, Class C, 8.000%, 11/15/29	782
1,676	Series 2208, Class PG, 7.000%, 01/15/30	1,960
353	Series 2209, Class TC, 8.000%, 01/15/30	437
1,169	Series 2210, Class Z, 8.000%, 01/15/30	1,398
325	Series 2224, Class CB, 8.000%, 03/15/30	391
376	Series 2230, Class Z, 8.000%, 04/15/30	444
296	Series 2234, Class PZ, 7.500%, 05/15/30	350
258	Series 2247, Class Z, 7.500%, 08/15/30	304
680	Series 2256, Class MC, 7.250%, 09/15/30	798
1,194	Series 2259, Class ZM, 7.000%, 10/15/30	1,399
15	Series 2261, Class ZY, 7.500%, 10/15/30	18
85	Series 2262, Class Z, 7.500%, 10/15/30	101
1,142	Series 2271, Class PC, 7.250%, 12/15/30	1,340
1,708	Series 2283, Class K, 6.500%, 12/15/23	1,913
544	Series 2296, Class PD, 7.000%, 03/15/31	637
1,190	Series 2301, Class PA, 6.000%, 10/15/13	1,214
214	Series 2306, Class K, PO, 05/15/24	198
511	Series 2306, Class SE, IF, IO, 8.600%, 05/15/24	110
383	Series 2313, Class LA, 6.500%, 05/15/31	439
746	Series 2325, Class PM, 7.000%, 06/15/31	813
1,469	Series 2332, Class ZH, 7.000%, 07/15/31	1,557
272	Series 2333, Class HC, 6.000%, 07/15/31	272
1,360	Series 2344, Class QG, 6.000%, 08/15/16	1,451
8,233	Series 2344, Class ZD, 6.500%, 08/15/31	9,036
944	Series 2344, Class ZJ, 6.500%, 08/15/31	1,037
700	Series 2345, Class NE, 6.500%, 08/15/31	723
695	Series 2345, Class PQ, 6.500%, 08/15/16	718
298	Series 2347, Class VP, 6.500%, 03/15/20	298
932	Series 2351, Class PZ, 6.500%, 08/15/31	1,045
1,812	Series 2353, Class TD, 6.000%, 09/15/16	1,895
620	Series 2355, Class BP, 6.000%, 09/15/16	662
189	Series 2359, Class PM, 6.000%, 09/15/16	195
1,711	Series 2359, Class ZB, 8.500%, 06/15/31	2,000
934	Series 2360, Class PG, 6.000%, 09/15/16	1,000
166	Series 2363, Class PF, 6.000%, 09/15/16	177
495	Series 2366, Class MD, 6.000%, 10/15/16	529
713	Series 2367, Class ME, 6.500%, 10/15/31	773

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
785	Series 2388, Class FB, VAR, 0.839%, 01/15/29	791
1,464	Series 2391, Class QR, 5.500%, 12/15/16	1,566
420	Series 2394, Class MC, 6.000%, 12/15/16	449
837	Series 2399, Class OH, 6.500%, 01/15/32	919
1,437	Series 2399, Class TH, 6.500%, 01/15/32	1,581
1,530	Series 2410, Class NG, 6.500%, 02/15/32	1,691
888	Series 2410, Class OE, 6.375%, 02/15/32	975
1,869	Series 2410, Class QS, IF, 18.879%, 02/15/32	2,842
570	Series 2410, Class QX, IF, IO, 8.411%, 02/15/32	151
1,842	Series 2412, Class SP, IF, 15.623%, 02/15/32	2,476
3,981	Series 2418, Class FO, VAR, 1.139%, 02/15/32	4,047
1,709	Series 2420, Class XK, 6.500%, 02/15/32	1,872
1,029	Series 2423, Class MC, 7.000%, 03/15/32	1,208
1,363	Series 2423, Class MT, 7.000%, 03/15/32	1,522
1,645	Series 2423, Class TB, 6.500%, 03/15/32	1,805
403	Series 2425, Class OB, 6.000%, 03/15/17	434
2,137	Series 2430, Class WF, 6.500%, 03/15/32	2,461
2,713	Series 2434, Class TC, 7.000%, 04/15/32	3,099
5,505	Series 2434, Class ZA, 6.500%, 04/15/32	6,299
1,797	Series 2435, Class CJ, 6.500%, 04/15/32	2,074
994	Series 2436, Class MC, 7.000%, 04/15/32	1,158
545	Series 2441, Class GF, 6.500%, 04/15/32	627
1,268	Series 2444, Class ES, IF, IO, 7.711%, 03/15/32	259
1,044	Series 2450, Class GZ, 7.000%, 05/15/32	1,226
827	Series 2450, Class SW, IF, IO, 7.761%, 03/15/32	170
2,003	Series 2455, Class GK, 6.500%, 05/15/32	2,307
287	Series 2458, Class QE, 5.500%, 06/15/17	306
1,537	Series 2458, Class ZM, 6.500%, 06/15/32	1,711
1,403	Series 2463, Class CE, 6.000%, 06/15/17	1,502
1,289	Series 2466, Class DH, 6.500%, 06/15/32	1,429
1,327	Series 2466, Class PG, 6.500%, 04/15/32	1,380
1,400	Series 2466, Class PH, 6.500%, 06/15/32	1,596
1,679	Series 2474, Class NR, 6.500%, 07/15/32	1,885
4,129	Series 2475, Class S, IF, IO, 7.761%, 02/15/32	702
2,582	Series 2484, Class LZ, 6.500%, 07/15/32	2,974
186	Series 2488, Class WS, IF, 16.195%, 08/15/17	218
4,140	Series 2500, Class MC, 6.000%, 09/15/32	4,527
522	Series 2508, Class AQ, 5.500%, 10/15/17	566
4,073	Series 2512, Class PG, 5.500%, 10/15/22	4,524
753	Series 2515, Class DE, 4.000%, 03/15/32	767
897	Series 2515, Class MG, 4.000%, 09/15/17	926
514	Series 2518, Class PX, 5.500%, 09/15/13	518
1,262	Series 2535, Class BK, 5.500%, 12/15/22	1,403
2,484	Series 2537, Class TE, 5.500%, 12/15/17	2,689
1,237	Series 2543, Class LX, 5.000%, 12/15/17	1,329
5,462	Series 2543, Class YX, 6.000%, 12/15/32	6,150
2,628	Series 2544, Class HC, 6.000%, 12/15/32	2,950
2,364	Series 2549, Class ZG, 5.000%, 01/15/18	2,403
3,385	Series 2552, Class ME, 6.000%, 01/15/33	3,797
1,904	Series 2567, Class QD, 6.000%, 02/15/33	2,148
14,435	Series 2568, Class KG, 5.500%, 02/15/23	15,845
1,739	Series 2571, Class FY, VAR, 0.989%, 12/15/32	1,763
283	Series 2571, Class SK, HB, IF, 33.470%, 09/15/23	506
1,025	Series 2571, Class SY, IF, 18.027%, 12/15/32	1,724
1,617	Series 2574, Class HP, 5.000%, 02/15/18	1,738
8,791	Series 2575, Class ME, 6.000%, 02/15/33	10,066
1,416	Series 2586, Class HD, 5.500%, 03/15/23	1,694
1,221	Series 2586, Class WI, IO, 6.500%, 03/15/33	222
1,420	Series 2595, Class HC, 5.500%, 04/15/23	1,764
2,051	Series 2596, Class QG, 6.000%, 03/15/33	2,292
457	Series 2597, Class AD, 6.500%, 03/15/32	463
206	Series 2597, Class DS, IF, IO, 7.311%, 02/15/33	8
249	Series 2599, Class DS, IF, IO, 6.761%, 02/15/33	8
293	Series 2610, Class DS, IF, IO, 6.861%, 03/15/33	7
1,088	Series 2611, Class UH, 4.500%, 05/15/18	1,150
2,734	Series 2617, Class GR, 4.500%, 05/15/18	2,913
73	Series 2619, Class HR, 3.500%, 11/15/31	74
3,047	Series 2626, Class NS, IF, IO, 6.311%, 06/15/23	217
1,308	Series 2629, Class BY, IO, 4.500%, 03/15/18	59
5,693	Series 2631, Class LC, 4.500%, 06/15/18	6,090
5,054	Series 2631, Class SA, IF, 14.412%, 06/15/33	6,267
9,052	Series 2636, Class Z, 4.500%, 06/15/18	9,659

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,227	Series 2637, Class SA, IF, IO, 5.861%, 06/15/18	124
600	Series 2638, Class DS, IF, 8.361%, 07/15/23	656
765	Series 2640, Class UG, IO, 5.000%, 01/15/32	27
3,023	Series 2640, Class UP, IO, 5.000%, 01/15/32	114
7	Series 2640, Class UR, IO, 4.500%, 08/15/17	—	(h)
628	Series 2640, Class VE, 3.250%, 07/15/22	635
401	Series 2642, Class SL, IF, 6.681%, 07/15/33	414
574	Series 2650, Class PO, PO, 12/15/32	565
2,691	Series 2650, Class SO, PO, 12/15/32	2,649
8,651	Series 2651, Class VZ, 4.500%, 07/15/18	9,240
7,925	Series 2653, Class PZ, 5.000%, 07/15/33	9,454
3,069	Series 2655, Class EO, PO, 02/15/33	3,031
146	Series 2658, Class PE, 4.500%, 11/15/16	146
119	Series 2667, Class SW, IF, 6.570%, 01/15/18	120
1,590	Series 2671, Class S, IF, 14.321%, 09/15/33	1,949
3,598	Series 2672, Class ME, 5.000%, 11/15/22	3,822
9,186	Series 2675, Class CK, 4.000%, 09/15/18	9,697
8,000	Series 2677, Class LE, 4.500%, 09/15/18	8,749
1,094	Series 2682, Class YS, IF, 8.642%, 10/15/33	1,115
14,611	Series 2684, Class PO, PO, 01/15/33	14,435
31	Series 2686, Class NS, IF, IO, 7.361%, 10/15/21	—	(h)
6,375	Series 2690, Class SJ, IF, 8.792%, 10/15/33	6,603
146	Series 2691, Class SM, IF, 8.792%, 10/15/33	148
200	Series 2691, Class WS, IF, 8.642%, 10/15/33	202
1,649	Series 2692, Class SC, IF, 12.809%, 07/15/33	1,892
356	Series 2695, Class DE, 4.000%, 01/15/17	358
859	Series 2695, Class OB, PO, 10/15/33	832
299	Series 2696, Class CO, PO, 10/15/18	295
2,027	Series 2700, Class S, IF, 8.642%, 11/15/33	2,082
1,496	Series 2702, Class PC, 5.000%, 01/15/23	1,587
420	Series 2705, Class SC, IF, 8.642%, 11/15/33	428
674	Series 2705, Class SD, IF, 8.693%, 11/15/33	684
7,400	Series 2707, Class QE, 4.500%, 11/15/18	8,122
5,000	Series 2709, Class PG, 5.000%, 11/15/23	5,792
2,000	Series 2710, Class HB, 5.500%, 11/15/23	2,302
2,240	Series 2715, Class OG, 5.000%, 01/15/23	2,380
3,450	Series 2716, Class UN, 4.500%, 12/15/23	3,795
1,537	Series 2720, Class PC, 5.000%, 12/15/23	1,692
5,000	Series 2722, Class PF, VAR, 0.839%, 12/15/33	5,057
1,891	Series 2725, Class OP, PO, 10/15/33	1,876
4,493	Series 2727, Class BS, IF, 8.717%, 01/15/34	4,578
10,505	Series 2733, Class SB, IF, 7.795%, 10/15/33	12,684
788	Series 2743, Class HD, 4.500%, 08/15/17	800
5,000	Series 2743, Class HE, 4.500%, 02/15/19	5,467
2,162	Series 2744, Class PE, 5.500%, 02/15/34	2,332
3,976	Series 2744, Class TU, 5.500%, 05/15/32	4,194
2,142	Series 2748, Class KO, PO, 10/15/23	2,071
606	Series 2755, Class PA, PO, 02/15/29	601
1,287	Series 2755, Class SA, IF, 13.722%, 05/15/30	1,382
3,350	Series 2758, Class AO, PO, 03/15/19	3,220
2,370	Series 2770, Class TW, 4.500%, 03/15/19	2,632
3,789	Series 2777, Class KO, PO, 02/15/33	3,766
356	Series 2778, Class US, IF, IO, 6.961%, 06/15/33	2
191	Series 2780, Class JG, 4.500%, 04/15/19	198
817	Series 2780, Class SY, IF, 15.975%, 11/15/33	1,054
5,672	Series 2802, Class OH, 6.000%, 05/15/34	6,633
159	Series 2809, Class UB, 4.000%, 09/15/17	159
2,000	Series 2809, Class UC, 4.000%, 06/15/19	2,121
420	Series 2812, Class AB, 4.500%, 10/15/18	429
1,572	Series 2812, Class NO, PO, 10/15/33	1,541
3,961	Series 2827, Class QE, 5.500%, 03/15/33	4,125
2,156	Series 2835, Class BO, PO, 12/15/28	2,083
435	Series 2835, Class QO, PO, 12/15/32	417
329	Series 2840, Class JO, PO, 06/15/23	318
295	Series 2863, Class JA, 4.500%, 09/15/19	299
1,326	Series 2864, Class GB, 4.000%, 09/15/19	1,404
2,896	Series 2903, Class Z, 5.000%, 12/15/24	3,260
5,130	Series 2921, Class MD, 5.000%, 06/15/33	5,280
7,069	Series 2922, Class JN, 4.500%, 02/15/20	7,427
1,768	Series 2929, Class MS, HB, IF, 27.109%, 02/15/35	2,997

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
10,661	Series 2934, Class EC, PO, 02/15/20	10,276
403	Series 2934, Class EN, PO, 02/15/18	395
3,176	Series 2934, Class HI, IO, 5.000%, 02/15/20	326
2,209	Series 2934, Class KI, IO, 5.000%, 02/15/20	221
1,179	Series 2945, Class SA, IF, 11.864%, 03/15/20	1,377
2,319	Series 2965, Class GD, 4.500%, 04/15/20	2,569
1,043	Series 2967, Class S, HB, IF, 32.512%, 04/15/25	1,769
10,244	Series 2968, Class EH, 6.000%, 04/15/35	12,782
5,000	Series 2968, Class MD, 5.500%, 12/15/33	5,392
3,168	Series 2981, Class FA, VAR, 0.639%, 05/15/35	3,169
3,003	Series 2988, Class AF, VAR, 0.539%, 06/15/35	2,994
1,032	Series 2988, Class GS, IF, 16.028%, 06/15/35	1,097
70	Series 2988, Class SD, IF, 15.903%, 03/15/35	73
453	Series 2989, Class PO, PO, 06/15/23	437
1,772	Series 2990, Class GO, PO, 02/15/35	1,654
4,545	Series 2990, Class LK, VAR, 0.609%, 10/15/34	4,558
3,562	Series 2990, Class SL, HB, IF, 23.618%, 06/15/34	5,390
1,172	Series 2990, Class WP, IF, 16.412%, 06/15/35	1,477
3,129	Series 2991, Class EG, 5.500%, 11/15/34	3,233
5,000	Series 2992, Class LB, 5.000%, 06/15/20	5,668
8,303	Series 2995, Class FK, VAR, 0.489%, 05/15/34	8,295
47	Series 2996, Class SL, IF, 15.171%, 06/15/35	47
4,108	Series 2999, Class NC, 4.500%, 12/15/18	4,180
4,500	Series 2999, Class ND, 4.500%, 07/15/20	4,950
333	Series 3007, Class AI, IO, 5.500%, 07/15/24	17
7,710	Series 3013, Class AF, VAR, 0.489%, 05/15/35	7,705
250	Series 3014, Class OD, PO, 08/15/35	237
586	Series 3022, Class SX, IF, 16.278%, 08/15/25	836
1,616	Series 3029, Class SO, PO, 09/15/35	1,490
78	Series 3034, Class FB, VAR, 0.000%, 09/15/35	77
3,918	Series 3042, Class PF, VAR, 0.489%, 08/15/35	3,914
1,338	Series 3047, Class OB, 5.500%, 12/15/33	1,392
16,825	Series 3049, Class XF, VAR, 0.589%, 05/15/33	16,825
1,215	Series 3051, Class DP, HB, IF, 26.977%, 10/15/25	1,919
5	Series 3058, Class YO, PO, 10/15/35	5
652	Series 3064, Class OB, 5.500%, 07/15/29	659
1,449	Series 3064, Class SG, IF, 19.204%, 11/15/35	2,181
5,609	Series 3065, Class DF, VAR, 0.619%, 04/15/35	5,612
654	Series 3068, Class AO, PO, 01/15/35	642
3,499	Series 3077, Class TO, PO, 04/15/35	3,380
5,298	Series 3085, Class WF, VAR, 1.039%, 08/15/35	5,344
240	Series 3100, Class MA, VAR, 3.223%, 12/15/35	235
8,035	Series 3101, Class UZ, 6.000%, 01/15/36	9,218
6,026	Series 3102, Class FB, VAR, 0.539%, 01/15/36	6,032
660	Series 3102, Class HS, HB, IF, 23.691%, 01/15/36	1,032
7,090	Series 3117, Class AO, PO, 02/15/36	6,593
1,472	Series 3117, Class EO, PO, 02/15/36	1,415
2,281	Series 3117, Class OG, PO, 02/15/36	2,123
1,384	Series 3117, Class OK, PO, 02/15/36	1,334
4,352	Series 3122, Class OH, PO, 03/15/36	4,049
4,063	Series 3122, Class OP, PO, 03/15/36	3,798
133	Series 3122, Class ZB, 6.000%, 03/15/36	160
565	Series 3134, Class PO, PO, 03/15/36	545
4,101	Series 3137, Class XP, 6.000%, 04/15/36	4,625
3,011	Series 3138, Class PO, PO, 04/15/36	2,911
4,087	Series 3147, Class PF, VAR, 0.539%, 04/15/36	4,091
8,174	Series 3147, Class PO, PO, 04/15/36	7,956
456	Series 3149, Class SO, PO, 05/15/36	434
1,742	Series 3151, Class PO, PO, 05/15/36	1,676
3,550	Series 3153, Class EO, PO, 05/15/36	3,405
116	Series 3162, Class OB, 6.000%, 11/15/30	116
2,400	Series 3164, Class MG, 6.000%, 06/15/36	2,684
6,063	Series 3171, Class MO, PO, 06/15/36	5,830
1,059	Series 3174, Class PX, 5.000%, 06/15/17	1,147
2,574	Series 3179, Class OA, PO, 07/15/36	2,485
4,014	Series 3181, Class AZ, 6.500%, 07/15/36	4,749
5,715	Series 3184, Class OA, PO, 02/15/33	5,633
7,300	Series 3189, Class PC, 6.000%, 08/15/35	7,905

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,312	Series 3194, Class SA, IF, IO, 6.861%, 07/15/36	329
5,765	Series 3195, Class PD, 6.500%, 07/15/36	6,487
13,250	Series 3200, Class AY, 5.500%, 08/15/36	14,798
2,529	Series 3200, Class PO, PO, 08/15/36	2,262
26,341	Series 3202, Class HI, IF, IO, 6.411%, 08/15/36	4,718
1,242	Series 3213, Class OA, PO, 09/15/36	1,195
958	Series 3218, Class AO, PO, 09/15/36	924
7,000	Series 3218, Class BE, 6.000%, 09/15/35	7,738
7,998	Series 3219, Class DI, IO, 6.000%, 04/15/36	1,040
2,743	Series 3225, Class EO, PO, 10/15/36	2,647
3,515	Series 3232, Class ST, IF, IO, 6.461%, 10/15/36	580
1,054	Series 3233, Class OP, PO, 05/15/36	1,022
284	Series 3253, Class A, 5.000%, 08/15/20	292
14,024	Series 3253, Class PO, PO, 12/15/21	13,296
1,076	Series 3256, Class PO, PO, 12/15/36	1,039
2,002	Series 3260, Class CS, IF, IO, 5.901%, 01/15/37	297
1,043	Series 3261, Class OA, PO, 01/15/37	1,006
9,000	Series 3266, Class D, 5.000%, 01/15/22	9,945
8,200	Series 3274, Class B, 6.000%, 02/15/37	9,163
1,423	Series 3274, Class JO, PO, 02/15/37	1,351
4,159	Series 3275, Class FL, VAR, 0.679%, 02/15/37	4,160
5,500	Series 3284, Class CB, 5.000%, 03/15/22	6,343
2,122	Series 3286, Class PO, PO, 03/15/37	2,015
4,034	Series 3290, Class SB, IF, IO, 6.211%, 03/15/37	645
3,000	Series 3302, Class UT, 6.000%, 04/15/37	3,441
3,119	Series 3305, Class MG, IF, 2.459%, 07/15/34	3,132
6,744	Series 3315, Class HZ, 6.000%, 05/15/37	7,920
2,925	Series 3316, Class PO, PO, 05/15/37	2,685
244	Series 3318, Class AO, PO, 05/15/37	225
1,369	Series 3326, Class JO, PO, 06/15/37	1,266
5,000	Series 3329, Class JD, 6.000%, 06/15/36	5,646
1,573	Series 3329, Class WK, 6.000%, 12/15/31	1,595
1,839	Series 3331, Class PO, PO, 06/15/37	1,758
6,793	Series 3344, Class FT, VAR, 0.589%, 07/15/34	6,793
3,237	Series 3344, Class SL, IF, IO, 6.361%, 07/15/37	534
1,443	Series 3365, Class PO, PO, 09/15/37	1,317
2,881	Series 3369, Class VA, 6.000%, 07/15/18	3,030
1,203	Series 3371, Class FA, VAR, 0.839%, 09/15/37	1,208
1,711	Series 3373, Class TO, PO, 04/15/37	1,644
13,810	Series 3383, Class SA, IF, IO, 6.211%, 11/15/37	2,024
18,058	Series 3387, Class SA, IF, IO, 6.181%, 11/15/37	2,631
1,903	Series 3389, Class DQ, 5.750%, 10/15/35	2,038
4,524	Series 3393, Class JO, PO, 09/15/32	4,029
4,352	Series 3398, Class PO, PO, 01/15/36	4,283
4,000	Series 3402, Class NC, 5.000%, 12/15/22	4,502
19,042	Series 3404, Class SC, IF, IO, 5.761%, 01/15/38	2,737
995	Series 3422, Class SE, IF, 16.853%, 02/15/38	1,364
5,500	Series 3423, Class PB, 5.500%, 03/15/38	6,308
8,935	Series 3424, Class PI, IF, IO, 6.561%, 04/15/38	1,408
9,953	Series 3430, Class AI, IO, 1.417%, 09/15/12	22
458	Series 3443, Class SY, IF, 9.000%, 03/15/37	515
14,500	Series 3453, Class B, 5.500%, 05/15/38	15,909
6,351	Series 3455, Class SE, IF, IO, 5.961%, 06/15/38	1,000
2,592	Series 3461, Class LZ, 6.000%, 06/15/38	2,904
7,585	Series 3461, Class Z, 6.000%, 06/15/38	9,168
11,715	Series 3481, Class SJ, IF, IO, 5.611%, 08/15/38	1,702
7,500	Series 3493, Class LA, 4.000%, 10/15/23	8,288
6,500	Series 3501, Class CB, 5.500%, 01/15/39	7,132
9,123	Series 3505, Class SA, IF, IO, 5.761%, 01/15/39	1,218
2,585	Series 3510, Class OD, PO, 02/15/37	2,508
8,834	Series 3511, Class SA, IF, IO, 5.761%, 02/15/39	1,185
1,865	Series 3515, Class PI, IO, 5.500%, 07/15/37	182
2,395	Series 3523, Class SD, IF, 19.006%, 06/15/36	3,338
12,720	Series 3531, Class SA, IF, IO, 6.061%, 05/15/39	1,656
8,946	Series 3531, Class SM, IF, IO, 5.861%, 05/15/39	1,302
2,964	Series 3546, Class A, VAR, 4.291%, 02/15/39	3,161

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
9,674	Series 3549, Class FA, VAR, 1.439%, 07/15/39	9,732
4,438	Series 3564, Class JA, 4.000%, 01/15/18	4,674
5,750	Series 3607, Class AO, PO, 04/15/36	5,445
10,538	Series 3607, Class BO, PO, 04/15/36	9,980
4,083	Series 3607, Class EO, PO, 02/15/33	4,033
6,527	Series 3607, Class OP, PO, 07/15/37	6,272
11,276	Series 3607, Class PO, PO, 05/15/37	10,819
4,657	Series 3607, Class TO, PO, 10/15/39	4,469
14,475	Series 3608, Class SC, IF, IO, 6.011%, 12/15/39	2,224
9,085	Series 3611, Class PO, PO, 07/15/34	8,676
2,000	Series 3614, Class QB, 4.000%, 12/15/24	2,241
6,661	Series 3621, Class BO, PO, 01/15/40	6,427
4,600	Series 3632, Class BS, IF, 16.704%, 02/15/40	7,430
2,928	Series 3645, Class KZ, 5.500%, 08/15/36	3,319
6,800	Series 3654, Class DC, 5.000%, 04/15/30	7,973
4,039	Series 3654, Class VB, 5.500%, 10/15/27	4,574
3,719	Series 3659, Class VE, 5.000%, 03/15/26	4,165
11,477	Series 3666, Class VA, 5.500%, 12/15/22	12,545
23,342	Series 3680, Class MA, 4.500%, 07/15/39	25,576
7,000	Series 3684, Class CY, 4.500%, 06/15/25	8,047
17,184	Series 3687, Class MA, 4.500%, 02/15/37	18,469
7,441	Series 3688, Class CU, VAR, 6.796%, 11/15/21	8,158
28,679	Series 3688, Class GT, VAR, 7.159%, 11/15/46	31,694
76,902	Series 3704, Class CT, 7.000%, 12/15/36	90,021
33,681	Series 3704, Class DT, 7.500%, 11/15/36	39,614
31,964	Series 3704, Class ET, 7.500%, 12/15/36	37,311
16,392	Series 3710, Class FL, VAR, 0.739%, 05/15/36	16,518
21,262	Series 3740, Class SB, IF, IO, 5.761%, 10/15/40	4,395
21,747	Series 3740, Class SC, IF, IO, 5.761%, 10/15/40	4,626
48,427	Series 3747, Class HI, IO, 4.500%, 07/15/37	5,806
27,927	Series 3756, Class IP, IO, 4.000%, 08/15/35	1,496
37,703	Series 3759, Class HI, IO, 4.000%, 08/15/37	3,965
31,269	Series 3760, Class GI, IO, 4.000%, 10/15/37	2,718
22,387	Series 3760, Class NI, IO, 4.000%, 10/15/37	1,856
17,518	Series 3779, Class IH, IO, 4.000%, 11/15/34	1,656
14,211	Series 3795, Class EI, IO, 5.000%, 10/15/39	2,056
6,000	Series 3798, Class BF, VAR, 0.539%, 06/15/24	6,001
11,076	Series 3800, Class AI, IO, 4.000%, 11/15/29	1,004
59,638	Series 3802, Class LS, IF, IO, 4.229%, 01/15/40	3,313
31,371	Series 3804, Class FN, VAR, 0.689%, 03/15/39	31,438
32,170	Series 3819, Class ZQ, 6.000%, 04/15/36	37,422
9,603	Series 3852, Class QN, IF, 5.500%, 05/15/41	10,510
23,812	Series 3852, Class TP, IF, 5.500%, 05/15/41	27,638
8,643	Series 3860, Class PZ, 5.000%, 05/15/41	9,983
7,852	Series 3895, Class WA, VAR, 5.694%, 10/15/38	8,700
9,200	Series 3920, Class LP, 5.000%, 01/15/34	10,492
28,983	Series 3925, Class FL, VAR, 0.689%, 01/15/41	29,000
25,374	Series 3957, Class B, 4.000%, 11/15/41	27,417
6,835	Series 3966, Class BF, VAR, 0.739%, 10/15/40	6,845
10,652	Series 3966, Class NA, 4.000%, 12/15/41	11,471
21,617	Series 3997, Class PF, VAR, 0.689%, 11/15/39	21,640
19,833	Series 3998, Class GF, VAR, 0.689%, 05/15/36	19,851
14,291	Series 4001, Class NF, VAR, 0.739%, 01/15/39	14,298
19,842	Series 4012, Class FN, VAR, 0.739%, 03/15/42	19,883
9,922	Series 4012, Class NF, VAR, 0.689%, 12/15/38	9,919
24,000	Series 4048, Class FB, VAR, 0.650%, 10/15/41	24,075
14,824	Series R006, Class ZA, 6.000%, 04/15/36	17,244
20,049	Series R007, Class ZA, 6.000%, 05/15/36	23,617
	Federal Home Loan Mortgage Corp. STRIPS,
5	Series 134, Class B, IO, 9.000%, 04/01/22	1
3,693	Series 197, Class PO, PO, 04/01/28	3,592
10,431	Series 233, Class 11, IO, 5.000%, 09/15/35	1,451
8,466	Series 233, Class 12, IO, 5.000%, 09/15/35	1,184
16,315	Series 233, Class 13, IO, 5.000%, 09/15/35	2,215

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
45,420		Series 239, Class S30, IF, IO, 7.461%, 08/15/36	6,042
4,662		Series 243, Class 16, IO, 4.500%, 11/15/20	386
2,976		Series 243, Class 17, IO, 4.500%, 12/15/20	251
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,224		Series T-41, Class 3A, VAR, 6.957%, 07/25/32	1,417
5,036		Series T-42, Class A5, 7.500%, 02/25/42	6,137
3,605		Series T-48, Class 1A, VAR, 6.257%, 07/25/33	4,176
785		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	935
4,717		Series T-54, Class 2A, 6.500%, 02/25/43	5,255
1,651		Series T-54, Class 3A, 7.000%, 02/25/43	1,973
11,566		Series T-56, Class A5, 5.231%, 05/25/43	12,963
1,302		Series T-57, Class 1A3, 7.500%, 07/25/43	1,510
496		Series T-57, Class 1AP, PO, 07/25/43	401
6,532		Series T-58, Class 4A, 7.500%, 09/25/43	7,756
606		Series T-58, Class APO, PO, 09/25/43	572
6,299		Series T-59, Class 1A2, 7.000%, 10/25/43	7,179
680		Series T-59, Class 1AP, PO, 10/25/43	540
31,338		Series T-76, Class 2A, VAR, 4.727%, 10/25/37	31,801
		Federal National Mortgage Association - ACES,
21,500		Series 2010-M1, Class A2, 4.450%, 09/25/19	24,456
8,000		Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	9,051
6,910		Series 2010-M7, Class A2, 3.655%, 11/25/20	7,565
10,000		Series 2011-M1, Class A3, 3.763%, 06/25/21	11,017
8,664		Series 2011-M2, Class A2, 3.645%, 07/25/21	9,485
58,500		Series 2011-M2, Class A3, 3.764%, 07/25/21	64,452
32,200		Series 2011-M4, Class A2, 3.726%, 06/25/21	35,403
6,845		Series 2011-M8, Class A2, 2.922%, 08/25/21	7,146
		Federal National Mortgage Association Grantor Trust,
2,243		Series 1999-T2, Class A1, VAR, 7.500%, 01/19/39	2,541
2,757		Series 2001-T10, Class A2, 7.500%, 12/25/41	3,263
2,628		Series 2001-T3, Class A1, 7.500%, 11/25/40	3,003
2,916		Series 2002-T16, Class A2, 7.000%, 07/25/42	3,439
892		Series 2004-T1, Class 1A2, 6.500%, 01/25/44	1,000
6,602		Series 2004-T2, Class 1A4, 7.500%, 11/25/43	7,739
3,605		Series 2004-T2, Class 2A, VAR, 3.408%, 07/25/43	3,882
9,279		Series 2004-T3, Class 1A2, 6.500%, 02/25/44	10,678
3,582		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	4,178
936		Series 2004-T3, Class PT1, VAR, 8.140%, 01/25/44	1,075
		Federal National Mortgage Association REMICS,
16		Series 1988-7, Class Z, 9.250%, 04/25/18	18
72		Series 1989-70, Class G, 8.000%, 10/25/19	82
26		Series 1989-78, Class H, 9.400%, 11/25/19	30
31		Series 1989-83, Class H, 8.500%, 11/25/19	35
30		Series 1989-89, Class H, 9.000%, 11/25/19	35
19		Series 1990-1, Class D, 8.800%, 01/25/20	21
8		Series 1990-7, Class B, 8.500%, 01/25/20	9
9		Series 1990-60, Class K, 5.500%, 06/25/20	10
15		Series 1990-63, Class H, 9.500%, 06/25/20	18
11		Series 1990-93, Class G, 5.500%, 08/25/20	12
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	2
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	5
84		Series 1990-102, Class J, 6.500%, 08/25/20	92
63		Series 1990-120, Class H, 9.000%, 10/25/20	72
9		Series 1990-134, Class SC, HB, IF, 21.225%, 11/25/20	15
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	7
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
19		Series 1991-24, Class Z, 5.000%, 03/25/21	21
19		Series 1991-42, Class S, IF, 17.238%, 05/25/21	26
2		Series 1992-101, Class J, 7.500%, 06/25/22	2
527		Series 1992-117, Class MA, 8.000%, 07/25/22	607

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
92	Series 1992-136, Class PK, 6.000%, 08/25/22	101
103	Series 1992-143, Class MA, 5.500%, 09/25/22	113
621	Series 1992-150, Class M, 8.000%, 09/25/22	716
223	Series 1992-163, Class M, 7.750%, 09/25/22	258
309	Series 1992-188, Class PZ, 7.500%, 10/25/22	355
149	Series 1993-21, Class KA, 7.700%, 03/25/23	172
383	Series 1993-25, Class J, 7.500%, 03/25/23	442
58	Series 1993-27, Class SA, IF, 15.500%, 02/25/23	80
928	Series 1993-37, Class PX, 7.000%, 03/25/23	1,059
330	Series 1993-54, Class Z, 7.000%, 04/25/23	377
3,747	Series 1993-56, Class PZ, 7.000%, 05/25/23	4,292
159	Series 1993-62, Class SA, IF, 17.820%, 04/25/23	242
1,921	Series 1993-99, Class Z, 7.000%, 07/25/23	2,190
88	Series 1993-122, Class M, 6.500%, 07/25/23	97
1,799	Series 1993-136, Class ZB, VAR, 6.102%, 07/25/23	2,041
2,801	Series 1993-141, Class Z, 7.000%, 08/25/23	3,193
81	Series 1993-165, Class SD, IF, 12.389%, 09/25/23	103
101	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	132
146	Series 1993-178, Class PK, 6.500%, 09/25/23	163
68	Series 1993-179, Class SB, HB, IF, 24.662%, 10/25/23	108
45	Series 1993-179, Class SC, IF, 10.500%, 10/25/23	56
2,652	Series 1993-183, Class KA, 6.500%, 10/25/23	2,980
1,086	Series 1993-189, Class PL, 6.500%, 10/25/23	1,222
178	Series 1993-199, Class FA, VAR, 0.800%, 10/25/23	179
129	Series 1993-205, Class H, PO, 09/25/23	121
78	Series 1993-220, Class SG, IF, 15.500%, 11/25/13	86
56	Series 1993-225, Class SG, HB, IF, 26.464%, 12/25/13	65
202	Series 1993-225, Class UB, 6.500%, 12/25/23	221
57	Series 1993-230, Class FA, VAR, 0.850%, 12/25/23	58
189	Series 1993-247, Class FE, VAR, 1.250%, 12/25/23	192
231	Series 1993-247, Class SA, HB, IF, 25.860%, 12/25/23	380
88	Series 1993-247, Class SU, IF, 11.787%, 12/25/23	109
647	Series 1993-250, Class Z, 7.000%, 12/25/23	681
552	Series 1993-257, Class C, PO, 06/25/23	546
15	Series 1994-9, Class E, PO, 11/25/23	14
763	Series 1994-37, Class L, 6.500%, 03/25/24	879
3,618	Series 1994-40, Class Z, 6.500%, 03/25/24	4,044
5,831	Series 1994-62, Class PK, 7.000%, 04/25/24	6,702
2,597	Series 1994-63, Class PK, 7.000%, 04/25/24	2,951
118	Series 1995-2, Class Z, 8.500%, 01/25/25	136
373	Series 1995-19, Class Z, 6.500%, 11/25/23	447
1,393	Series 1996-14, Class SE, IF, IO, 8.750%, 08/25/23	294
55	Series 1996-27, Class FC, VAR, 0.750%, 03/25/17	55
1,136	Series 1996-48, Class Z, 7.000%, 11/25/26	1,310
141	Series 1996-59, Class J, 6.500%, 08/25/22	157
59	Series 1996-59, Class K, 6.500%, 07/25/23	60
314	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	17
1,083	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	60
221	Series 1997-27, Class J, 7.500%, 04/18/27	248
254	Series 1997-29, Class J, 7.500%, 04/20/27	289
737	Series 1997-32, Class PG, 6.500%, 04/25/27	854
965	Series 1997-39, Class PD, 7.500%, 05/20/27	1,127
135	Series 1997-42, Class EN, 7.250%, 07/18/27	138
77	Series 1997-42, Class ZC, 6.500%, 07/18/27	87
1,321	Series 1997-61, Class ZC, 7.000%, 02/25/23	1,501

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
356	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	59
38	Series 1998-4, Class C, PO, 04/25/23	34
806	Series 1998-36, Class ZB, 6.000%, 07/18/28	888
264	Series 1998-43, Class SA, IF, IO, 19.080%, 04/25/23	129
421	Series 1998-66, Class SB, IF, IO, 7.911%, 12/25/28	88
254	Series 1999-17, Class C, 6.350%, 04/25/29	290
1,495	Series 1999-18, Class Z, 5.500%, 04/18/29	1,655
420	Series 1999-38, Class SK, IF, IO, 7.811%, 08/25/23	61
126	Series 1999-52, Class NS, HB, IF, 22.712%, 10/25/23	209
337	Series 1999-62, Class PB, 7.500%, 12/18/29	396
1,842	Series 2000-2, Class ZE, 7.500%, 02/25/30	2,161
504	Series 2000-20, Class SA, IF, IO, 8.861%, 07/25/30	124
80	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	16
635	Series 2001-4, Class PC, 7.000%, 03/25/21	697
175	Series 2001-5, Class OW, 6.000%, 03/25/16	179
265	Series 2001-7, Class PF, 7.000%, 03/25/31	310
555	Series 2001-7, Class PR, 6.000%, 03/25/16	573
539	Series 2001-10, Class PR, 6.000%, 04/25/16	556
765	Series 2001-30, Class PM, 7.000%, 07/25/31	896
1,749	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	359
1,429	Series 2001-36, Class DE, 7.000%, 08/25/31	1,675
1,776	Series 2001-44, Class MY, 7.000%, 09/25/31	2,079
494	Series 2001-44, Class PD, 7.000%, 09/25/31	578
342	Series 2001-44, Class PU, 7.000%, 09/25/31	401
4,188	Series 2001-48, Class Z, 6.500%, 09/25/21	4,713
466	Series 2001-49, Class Z, 6.500%, 09/25/31	535
228	Series 2001-52, Class KB, 6.500%, 10/25/31	262
514	Series 2001-52, Class XN, 6.500%, 11/25/15	546
3,486	Series 2001-60, Class PX, 6.000%, 11/25/31	3,924
1,044	Series 2001-60, Class QS, HB, IF, 23.664%, 09/25/31	1,863
2,593	Series 2001-61, Class Z, 7.000%, 11/25/31	3,040
657	Series 2001-71, Class MB, 6.000%, 12/25/16	703
1,145	Series 2001-71, Class QE, 6.000%, 12/25/16	1,223
158	Series 2001-72, Class SX, IF, 16.910%, 12/25/31	233
3,652	Series 2001-74, Class MB, 6.000%, 12/25/16	3,908
130	Series 2001-81, Class LO, PO, 01/25/32	127
1,266	Series 2002-1, Class G, 7.000%, 07/25/23	1,452
629	Series 2002-1, Class HC, 6.500%, 02/25/22	677
421	Series 2002-1, Class SA, HB, IF, 24.412%, 02/25/32	716
189	Series 2002-1, Class UD, HB, IF, 23.625%, 12/25/23	314
988	Series 2002-2, Class UC, 6.000%, 02/25/17	1,060
2,544	Series 2002-3, Class OG, 6.000%, 02/25/17	2,716
2,840	Series 2002-5, Class PK, 6.000%, 02/25/22	3,277
441	Series 2002-7, Class OG, 6.000%, 03/25/17	471
1,456	Series 2002-7, Class TG, 6.000%, 03/25/17	1,552
462	Series 2002-11, Class QG, 5.500%, 03/25/17	492
2,390	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	127
40	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	47
7,916	Series 2002-15, Class ZA, 6.000%, 04/25/32	8,871
2,414	Series 2002-16, Class PG, 6.000%, 04/25/17	2,607
2,206	Series 2002-18, Class PC, 5.500%, 04/25/17	2,271
448	Series 2002-19, Class PE, 6.000%, 04/25/17	478
100	Series 2002-21, Class LO, PO, 04/25/32	95
1,395	Series 2002-21, Class PE, 6.500%, 04/25/32	1,555
1,763	Series 2002-24, Class AJ, 6.000%, 04/25/17	1,911
2,691	Series 2002-28, Class PK, 6.500%, 05/25/32	3,094
908	Series 2002-31, Class S, IF, 18.747%, 05/25/17	1,184

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,206	Series 2002-37, Class Z, 6.500%, 06/25/32	1,326
5,207	Series 2002-38, Class QE, 6.000%, 06/25/17	5,555
710	Series 2002-42, Class C, 6.000%, 07/25/17	765
3,095	Series 2002-48, Class GH, 6.500%, 08/25/32	3,454
5,000	Series 2002-54, Class PG, 6.000%, 09/25/22	5,571
339	Series 2002-55, Class QE, 5.500%, 09/25/17	365
4,883	Series 2002-56, Class UC, 5.500%, 09/25/17	5,265
1,969	Series 2002-57, Class AE, 5.500%, 09/25/17	2,116
456	Series 2002-63, Class KC, 5.000%, 10/25/17	489
640	Series 2002-71, Class AP, 5.000%, 11/25/32	706
4,165	Series 2002-71, Class KM, 5.000%, 11/25/17	4,467
634	Series 2002-77, Class S, IF, 14.046%, 12/25/32	781
11,213	Series 2002-78, Class Z, 5.500%, 12/25/32	12,414
3,776	Series 2002-81, Class JO, PO, 04/25/32	3,715
1,533	Series 2002-83, Class CS, 6.881%, 08/25/23	1,749
1,743	Series 2002-84, Class VB, 5.500%, 04/25/15	1,790
1,276	Series 2002-90, Class A1, 6.500%, 06/25/42	1,505
82	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	1
4,769	Series 2002-94, Class BK, 5.500%, 01/25/18	5,130
995	Series 2003-9, Class NZ, 6.500%, 02/25/33	1,144
1,331	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	208
5,000	Series 2003-17, Class EQ, 5.500%, 03/25/23	5,816
4,550	Series 2003-22, Class UD, 4.000%, 04/25/33	5,012
8,000	Series 2003-23, Class EQ, 5.500%, 04/25/23	9,286
2,323	Series 2003-23, Class PG, 5.500%, 01/25/32	2,369
215	Series 2003-27, Class DW, 4.500%, 04/25/17	216
1,214	Series 2003-32, Class KC, 5.000%, 05/25/18	1,308
4,747	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	825
2,148	Series 2003-34, Class AX, 6.000%, 05/25/33	2,411
2,256	Series 2003-34, Class ED, 6.000%, 05/25/33	2,780
640	Series 2003-34, Class GB, 6.000%, 03/25/33	747
1,199	Series 2003-34, Class GE, 6.000%, 05/25/33	1,483
528	Series 2003-35, Class EA, PO, 05/25/33	500
525	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	80
1,960	Series 2003-39, Class LW, 5.500%, 05/25/23	2,255
2,800	Series 2003-41, Class PE, 5.500%, 05/25/23	3,124
901	Series 2003-42, Class GB, 4.000%, 05/25/33	972
480	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	20
2,715	Series 2003-47, Class PE, 5.750%, 06/25/33	3,119
914	Series 2003-52, Class SX, HB, IF, 22.234%, 10/25/31	1,539
2,819	Series 2003-56, Class AZ, 5.500%, 08/25/31	2,884
1,534	Series 2003-64, Class SX, IF, 13.153%, 07/25/33	1,807
5,000	Series 2003-67, Class TJ, 4.750%, 07/25/18	5,428
71	Series 2003-68, Class QP, 3.000%, 07/25/22	72
3,023	Series 2003-71, Class DS, IF, 7.148%, 08/25/33	3,177
13,155	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	1,957
5,000	Series 2003-73, Class HC, 5.500%, 08/25/33	5,703
933	Series 2003-73, Class HF, VAR, 0.689%, 01/25/31	933
314	Series 2003-74, Class SH, IF, 9.740%, 08/25/33	352
1,829	Series 2003-76, Class SH, IF, 13.722%, 09/25/31	2,076
4,079	Series 2003-80, Class SY, IF, IO, 7.411%, 06/25/23	463
5,655	Series 2003-81, Class HC, 4.750%, 09/25/18	6,072

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,470	Series 2003-81, Class LC, 4.500%, 09/25/18	1,581
1,834	Series 2003-82, Class VB, 5.500%, 08/25/33	2,003
6,231	Series 2003-83, Class PG, 5.000%, 06/25/23	6,752
1,004	Series 2003-91, Class SD, IF, 12.102%, 09/25/33	1,180
169	Series 2003-92, Class GA, 4.500%, 09/25/18	170
19,307	Series 2003-105, Class AZ, 5.500%, 10/25/33	21,908
5,408	Series 2003-116, Class SB, IF, IO, 7.361%, 11/25/33	1,045
4,995	Series 2003-117, Class JB, 3.500%, 06/25/33	5,182
2,240	Series 2003-122, Class TE, 5.000%, 12/25/22	2,385
435	Series 2003-128, Class KE, 4.500%, 01/25/14	443
3,300	Series 2003-128, Class NG, 4.000%, 01/25/19	3,504
1,810	Series 2003-130, Class CS, IF, 13.622%, 12/25/33	2,182
865	Series 2003-130, Class SX, IF, 11.162%, 01/25/34	1,001
899	Series 2003-131, Class SK, IF, 15.722%, 01/25/34	1,157
439	Series 2003-132, Class OA, PO, 08/25/33	426
5,895	Series 2004-3, Class BE, 4.000%, 02/25/19	6,269
3,625	Series 2004-4, Class QI, IF, IO, 6.861%, 06/25/33	535
2,696	Series 2004-4, Class QM, IF, 13.722%, 06/25/33	3,274
2,369	Series 2004-10, Class SC, HB, IF, 27.645%, 02/25/34	3,635
267	Series 2004-14, Class SD, IF, 8.717%, 03/25/34	270
4,433	Series 2004-17, Class H, 5.500%, 04/25/34	5,135
1,000	Series 2004-21, Class AE, 4.000%, 04/25/19	1,067
729	Series 2004-21, Class CO, PO, 04/25/34	702
218	Series 2004-22, Class A, 4.000%, 04/25/19	221
3,275	Series 2004-25, Class PC, 5.500%, 01/25/34	3,630
3,461	Series 2004-25, Class SA, IF, 18.868%, 04/25/34	5,185
8,100	Series 2004-27, Class HB, 4.000%, 05/25/19	8,689
5,858	Series 2004-28, Class PF, VAR, 0.639%, 03/25/34	5,865
9,207	Series 2004-36, Class FA, VAR, 0.639%, 05/25/34	9,219
2,157	Series 2004-36, Class PC, 5.500%, 02/25/34	2,393
3,937	Series 2004-36, Class SA, IF, 18.868%, 05/25/34	5,905
1,400	Series 2004-36, Class SN, IF, 13.722%, 07/25/33	1,648
6,386	Series 2004-46, Class EP, PO, 03/25/34	6,170
1,650	Series 2004-46, Class HS, IF, IO, 5.761%, 05/25/30	38
953	Series 2004-46, Class QB, HB, IF, 23.045%, 05/25/34	1,472
823	Series 2004-46, Class SK, IF, 15.843%, 05/25/34	1,104
9,264	Series 2004-50, Class VZ, 5.500%, 07/25/34	10,982
889	Series 2004-51, Class SY, IF, 13.763%, 07/25/34	1,083
994	Series 2004-53, Class NC, 5.500%, 07/25/24	1,100
772	Series 2004-59, Class BG, PO, 12/25/32	741
196	Series 2004-61, Class CO, PO, 10/25/31	195
11,157	Series 2004-61, Class FH, VAR, 1.039%, 11/25/32	11,291
243	Series 2004-61, Class SH, HB, IF, 23.033%, 11/25/32	412
730	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	856
5,000	Series 2004-65, Class EY, 5.500%, 08/25/24	5,709
12,000	Series 2004-72, Class CB, 4.000%, 09/25/19	12,853
848	Series 2004-74, Class SW, IF, 15.021%, 11/25/31	1,156
1,882	Series 2004-76, Class CL, 4.000%, 10/25/19	1,986
3,423	Series 2004-79, Class S, IF, 19.143%, 08/25/32	4,605
1,152	Series 2004-79, Class SP, IF, 19.143%, 11/25/34	1,664
1,625	Series 2004-81, Class AC, 4.000%, 11/25/19	1,715
9,600	Series 2004-81, Class JG, 5.000%, 11/25/24	10,844
9,038	Series 2004-87, Class F, VAR, 0.989%, 01/25/34	9,104

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
584	Series 2004-89, Class EA, IF, 12.786%, 01/25/34	657
1,184	Series 2004-92, Class BX, 5.500%, 09/25/34	1,300
67	Series 2004-92, Class JO, PO, 12/25/34	66
2,120	Series 2004-101, Class HD, 5.000%, 01/25/20	2,356
615	Series 2005-14, Class BA, 4.500%, 04/25/19	628
5,600	Series 2005-16, Class LE, 5.500%, 07/25/33	6,126
4,078	Series 2005-25, Class PF, VAR, 0.589%, 04/25/35	4,076
309	Series 2005-27, Class TH, 5.500%, 07/25/31	314
758	Series 2005-42, Class PS, IF, 16.403%, 05/25/35	1,027
241	Series 2005-45, Class BG, 4.500%, 06/25/25	242
243	Series 2005-52, Class PA, 6.500%, 06/25/35	263
3,684	Series 2005-56, Class S, IF, IO, 6.471%, 07/25/35	636
1,765	Series 2005-56, Class TP, IF, 17.434%, 08/25/33	2,609
1,105	Series 2005-57, Class CD, HB, IF, 24.230%, 01/25/35	1,626
311	Series 2005-57, Class DC, HB, IF, 20.999%, 12/25/34	406
5,922	Series 2005-57, Class EG, VAR, 0.539%, 03/25/35	5,920
1,000	Series 2005-59, Class SU, HB, IF, 24.306%, 06/25/35	1,886
1,071	Series 2005-66, Class SG, IF, 16.778%, 07/25/35	1,502
7,871	Series 2005-67, Class EY, 5.500%, 08/25/25	8,730
1,376	Series 2005-68, Class BC, 5.250%, 06/25/35	1,511
5,216	Series 2005-68, Class PG, 5.500%, 08/25/35	5,893
2,293	Series 2005-68, Class UC, 5.000%, 06/25/35	2,507
5,288	Series 2005-72, Class SB, IF, 16.278%, 08/25/35	7,082
1,600	Series 2005-73, Class PS, IF, 16.103%, 08/25/35	2,190
9,939	Series 2005-73, Class ZB, 5.500%, 08/25/35	11,626
1,367	Series 2005-74, Class CP, HB, IF, 23.875%, 05/25/35	2,186
5,957	Series 2005-74, Class CS, IF, 19.363%, 05/25/35	8,824
4,095	Series 2005-74, Class SK, IF, 19.473%, 05/25/35	6,080
848	Series 2005-75, Class SV, HB, IF, 23.245%, 09/25/35	1,338
6,164	Series 2005-84, Class XM, 5.750%, 10/25/35	6,923
2,083	Series 2005-90, Class ES, IF, 16.278%, 10/25/35	2,984
1,230	Series 2005-90, Class PO, PO, 09/25/35	1,169
5,080	Series 2005-93, Class MF, VAR, 0.489%, 08/25/34	5,073
10,883	Series 2005-106, Class US, HB, IF, 23.691%, 11/25/35	17,693
2,411	Series 2005-109, Class PB, 6.000%, 01/25/34	2,471
1,000	Series 2005-109, Class PC, 6.000%, 12/25/35	1,163
8,823	Series 2005-110, Class GJ, 5.500%, 11/25/30	9,046
17,500	Series 2005-110, Class GK, 5.500%, 08/25/34	19,177
5,659	Series 2005-110, Class GL, 5.500%, 12/25/35	6,870
1,463	Series 2005-110, Class MJ, 5.500%, 01/25/33	1,501
2,840	Series 2005-110, Class MN, 5.500%, 06/25/35	3,187
1,005	Series 2005-116, Class PB, 6.000%, 04/25/34	1,080
18,186	Series 2005-118, Class PN, 6.000%, 01/25/32	18,828
3,350	Series 2005-121, Class DX, 5.500%, 01/25/26	3,822
2,692	Series 2005-123, Class FG, VAR, 0.689%, 07/25/34	2,688
3,387	Series 2006-7, Class TC, 6.000%, 09/25/33	3,477
7,046	Series 2006-8, Class JZ, 5.500%, 03/25/36	8,155
1,040	Series 2006-11, Class PS, HB, IF, 23.691%, 03/25/36	1,562
7,046	Series 2006-12, Class BZ, 5.500%, 03/25/36	8,093
1,520	Series 2006-15, Class OT, PO, 01/25/36	1,439
3,718	Series 2006-16, Class FC, VAR, 0.539%, 03/25/36	3,722

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
7,046	Series 2006-16, Class HZ, 5.500%, 03/25/36	7,959
883	Series 2006-16, Class OA, PO, 03/25/36	849
2,148	Series 2006-22, Class AO, PO, 04/25/36	2,041
3,013	Series 2006-23, Class FK, VAR, 0.489%, 04/25/36	3,007
1,573	Series 2006-23, Class KO, PO, 04/25/36	1,481
4,137	Series 2006-27, Class OH, PO, 04/25/36	3,878
923	Series 2006-33, Class LS, HB, IF, 29.076%, 05/25/36	1,615
17,000	Series 2006-35, Class GD, 6.000%, 12/25/34	18,406
2,000	Series 2006-39, Class WC, 5.500%, 01/25/36	2,244
1,713	Series 2006-42, Class CF, VAR, 0.689%, 06/25/36	1,716
3,372	Series 2006-43, Class DO, PO, 06/25/36	3,095
1,129	Series 2006-43, Class PO, PO, 06/25/36	1,090
1,739	Series 2006-43, Class VB, 6.500%, 10/25/17	1,761
10,821	Series 2006-44, Class FP, VAR, 0.639%, 06/25/36	10,832
2,090	Series 2006-44, Class GO, PO, 06/25/36	2,003
5,836	Series 2006-44, Class P, PO, 12/25/33	5,618
2,617	Series 2006-46, Class FW, VAR, 0.639%, 06/25/36	2,619
419	Series 2006-46, Class SW, HB, IF, 23.324%, 06/25/36	596
2,000	Series 2006-46, Class UC, 5.500%, 12/25/35	2,247
7,175	Series 2006-50, Class JO, PO, 06/25/36	6,896
9,725	Series 2006-50, Class PS, PO, 06/25/36	9,355
9,430	Series 2006-53, Class US, IF, IO, 6.341%, 06/25/36	1,341
15,727	Series 2006-56, Class FC, VAR, 0.529%, 07/25/36	15,733
5,843	Series 2006-56, Class PF, VAR, 0.589%, 07/25/36	5,854
786	Series 2006-58, Class AP, PO, 07/25/36	761
2,048	Series 2006-58, Class FL, VAR, 0.699%, 07/25/36	2,052
6,935	Series 2006-58, Class IG, IF, IO, 6.281%, 07/25/36	1,057
1,267	Series 2006-58, Class PO, PO, 07/25/36	1,161
3,220	Series 2006-59, Class QO, PO, 01/25/33	3,166
953	Series 2006-60, Class AK, HB, IF, 27.845%, 07/25/36	1,645
5,261	Series 2006-60, Class DO, PO, 04/25/35	5,140
1,028	Series 2006-62, Class PS, HB, IF, 38.468%, 07/25/36	1,871
10,272	Series 2006-63, Class ZH, 6.500%, 07/25/36	12,612
2,454	Series 2006-65, Class QO, PO, 07/25/36	2,352
1,215	Series 2006-66, Class NV, 6.500%, 02/25/24	1,236
16,305	Series 2006-71, Class ZL, 6.000%, 07/25/36	19,232
4,200	Series 2006-72, Class GO, PO, 08/25/36	4,006
1,179	Series 2006-72, Class TO, PO, 08/25/36	1,134
9,052	Series 2006-77, Class PC, 6.500%, 08/25/36	10,373
2,919	Series 2006-78, Class BZ, 6.500%, 08/25/36	3,410
7,499	Series 2006-79, Class DF, VAR, 0.589%, 08/25/36	7,501
1,776	Series 2006-79, Class DO, PO, 08/25/36	1,702
1,673	Series 2006-79, Class OP, PO, 08/25/36	1,615
1,452	Series 2006-85, Class MZ, 6.500%, 09/25/36	1,732
1,853	Series 2006-86, Class OB, PO, 09/25/36	1,789
1,724	Series 2006-90, Class AO, PO, 09/25/36	1,678
970	Series 2006-94, Class GK, HB, IF, 32.056%, 10/25/26	1,783
1,552	Series 2006-95, Class SG, HB, IF, 25.245%, 10/25/36	2,460
4,700	Series 2006-102, Class MD, 6.000%, 01/25/35	5,073
492	Series 2006-109, Class PO, PO, 11/25/36	475
4,843	Series 2006-110, Class PO, PO, 11/25/36	4,658
1,669	Series 2006-111, Class EO, PO, 11/25/36	1,614
2,547	Series 2006-113, Class PO, PO, 07/25/36	2,433
433	Series 2006-115, Class ES, HB, IF, 25.605%, 12/25/36	718
1,599	Series 2006-115, Class OK, PO, 12/25/36	1,542
11,740	Series 2006-117, Class GS, IF, IO, 6.411%, 12/25/36	1,759
4,056	Series 2006-118, Class A1, VAR, 0.299%, 12/25/36	4,013
13,643	Series 2006-118, Class A2, VAR, 0.299%, 12/25/36	12,985
1,605	Series 2006-119, Class PO, PO, 12/25/36	1,547
1,300	Series 2006-128, Class BP, 5.500%, 01/25/37	1,553
1,231	Series 2006-128, Class PO, PO, 01/25/37	1,129
5,183	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	766

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
724	Series 2007-1, Class SD, HB, IF, 37.567%, 02/25/37	1,152
159	Series 2007-2, Class FA, VAR, 0.439%, 02/25/37	158
1,621	Series 2007-2, Class HF, VAR, 0.589%, 08/25/36	1,620
5,029	Series 2007-7, Class SG, IF, IO, 6.261%, 08/25/36	608
6,336	Series 2007-10, Class FD, VAR, 0.489%, 02/25/37	6,325
21,325	Series 2007-14, Class ES, IF, IO, 6.201%, 03/25/37	3,134
2,041	Series 2007-14, Class OP, PO, 03/25/37	1,957
5,047	Series 2007-14, Class QD, 5.500%, 11/25/35	5,492
1,639	Series 2007-15, Class NO, PO, 03/25/22	1,560
11,858	Series 2007-16, Class FC, VAR, 0.989%, 03/25/37	11,982
2,738	Series 2007-18, Class MZ, 6.000%, 03/25/37	3,316
1,480	Series 2007-22, Class SC, IF, IO, 5.841%, 03/25/37	198
1,750	Series 2007-24, Class GW, 5.500%, 03/25/29	1,876
4,398	Series 2007-28, Class EO, PO, 04/25/37	4,222
3,551	Series 2007-29, Class SG, HB, IF, 21.871%, 04/25/37	5,424
11,671	Series 2007-35, Class SI, IF, IO, 5.861%, 04/25/37	1,597
1,659	Series 2007-42, Class AO, PO, 05/25/37	1,578
11,000	Series 2007-42, Class B, 6.000%, 05/25/37	13,069
4,465	Series 2007-43, Class FL, VAR, 0.539%, 05/25/37	4,461
284	Series 2007-47, Class PC, 5.000%, 07/25/33	286
18,414	Series 2007-53, Class SH, IF, IO, 5.861%, 06/25/37	2,605
25,891	Series 2007-54, Class FA, VAR, 0.639%, 06/25/37	25,924
3,900	Series 2007-54, Class WI, IF, IO, 5.861%, 06/25/37	639
34,087	Series 2007-60, Class AX, IF, IO, 6.911%, 07/25/37	5,774
2,615	Series 2007-62, Class SE, IF, 15.903%, 07/25/37	3,581
3,991	Series 2007-64, Class FB, VAR, 0.609%, 07/25/37	3,996
25,401	Series 2007-65, Class KI, IF, IO, 6.381%, 07/25/37	3,540
5,039	Series 2007-67, Class PO, PO, 07/25/37	4,842
3,929	Series 2007-70, Class Z, 5.500%, 07/25/37	4,527
34,225	Series 2007-72, Class EK, IF, IO, 6.161%, 07/25/37	5,411
1,094	Series 2007-75, Class EO, PO, 01/25/36	1,082
5,867	Series 2007-76, Class AZ, 5.500%, 08/25/37	6,667
4,006	Series 2007-76, Class ZG, 6.000%, 08/25/37	4,799
5,947	Series 2007-77, Class FG, VAR, 0.739%, 03/25/37	5,961
2,000	Series 2007-78, Class CB, 6.000%, 08/25/37	2,281
4,601	Series 2007-78, Class PE, 6.000%, 08/25/37	5,474
1,219	Series 2007-79, Class PC, 5.000%, 01/25/32	1,237
3,507	Series 2007-79, Class SB, HB, IF, 23.141%, 08/25/37	5,283
4,000	Series 2007-81, Class GE, 6.000%, 08/25/37	4,797
4,464	Series 2007-84, Class PG, 6.000%, 12/25/36	4,988
1,308	Series 2007-85, Class SL, IF, 15.553%, 09/25/37	1,834
8,788	Series 2007-88, Class VI, IF, IO, 6.301%, 09/25/37	1,417
8,803	Series 2007-91, Class ES, IF, IO, 6.221%, 10/25/37	1,515
2,517	Series 2007-92, Class YA, 6.500%, 06/25/37	2,817
4,196	Series 2007-92, Class YS, IF, IO, 5.541%, 06/25/37	610
3,074	Series 2007-97, Class FC, VAR, 0.739%, 07/25/37	3,081
6,252	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	1,620
1,916	Series 2007-98, Class FB, VAR, 0.689%, 06/25/37	1,903
3,065	Series 2007-98, Class VA, 6.000%, 11/25/17	3,185
15,810	Series 2007-100, Class SM, IF, IO, 6.211%, 10/25/37	2,291
55,856	Series 2007-101, Class A2, VAR, 0.489%, 06/27/36	55,586
4,404	Series 2007-106, Class A7, VAR, 5.953%, 10/25/37	4,900
8,126	Series 2007-108, Class AN, VAR, 8.521%, 11/25/37	9,674

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,896	Series 2007-108, Class SA, IF, IO, 6.121%, 12/25/37	291
20,571	Series 2007-109, Class AI, IF, IO, 6.161%, 12/25/37	3,372
6,180	Series 2007-112, Class MJ, 6.500%, 12/25/37	7,459
10,669	Series 2007-112, Class SA, IF, IO, 6.211%, 12/25/37	1,674
44,000	Series 2007-114, Class A6, VAR, 0.439%, 10/27/37	43,748
16,917	Series 2007-116, Class HI, IO, VAR, 5.837%, 01/25/38	840
393	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	39
19,038	Series 2008-1, Class BI, IF, IO, 5.671%, 02/25/38	2,489
20,734	Series 2008-4, Class SD, IF, IO, 5.761%, 02/25/38	3,263
4,905	Series 2008-10, Class XI, IF, IO, 5.991%, 03/25/38	760
8,417	Series 2008-16, Class IS, IF, IO, 5.961%, 03/25/38	1,253
1,812	Series 2008-18, Class SP, IF, 13.523%, 03/25/38	2,252
7,260	Series 2008-20, Class SA, IF, IO, 6.751%, 03/25/38	1,099
15,302	Series 2008-24, Class PF, VAR, 0.889%, 02/25/38	15,432
6,670	Series 2008-27, Class SN, IF, IO, 6.661%, 04/25/38	1,157
2,239	Series 2008-28, Class QS, IF, 19.984%, 04/25/38	3,366
9,948	Series 2008-32, Class SA, IF, IO, 6.611%, 04/25/38	1,707
26,356	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	219
1,677	Series 2008-42, Class AO, PO, 09/25/36	1,627
382	Series 2008-44, Class PO, PO, 05/25/38	369
7,451	Series 2008-46, Class HI, IO, VAR, 6.576%, 06/25/38	390
3,814	Series 2008-47, Class SI, IF, IO, 6.261%, 06/25/23	443
2,649	Series 2008-53, Class CA, 5.000%, 07/25/23	2,940
4,438	Series 2008-53, Class CI, IF, IO, 6.961%, 07/25/38	726
19,992	Series 2008-55, Class S, IF, IO, 7.361%, 07/25/28	3,118
4,465	Series 2008-56, Class AC, 5.000%, 07/25/38	4,912
342	Series 2008-59, Class IG, IO, 5.500%, 11/25/34	6
1,500	Series 2008-60, Class JC, 5.000%, 07/25/38	1,706
2,778	Series 2008-61, Class BH, 4.500%, 07/25/23	3,120
3,778	Series 2008-61, Class CB, 5.000%, 07/25/23	4,311
108	Series 2008-66, Class GD, 6.000%, 06/25/30	110
5,568	Series 2008-76, Class GF, VAR, 0.889%, 09/25/23	5,630
15,083	Series 2008-80, Class SA, IF, IO, 5.611%, 09/25/38	1,992
7,552	Series 2008-81, Class SB, IF, IO, 5.611%, 09/25/38	1,052
1,072	Series 2009-4, Class BD, 4.500%, 02/25/39	1,149
9,675	Series 2009-6, Class GS, IF, IO, 6.311%, 02/25/39	1,874
5,548	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	560
8,000	Series 2009-11, Class NB, 5.000%, 03/25/29	9,113
6,868	Series 2009-15, Class MI, IO, 5.000%, 03/25/24	569
11,832	Series 2009-17, Class QS, IF, IO, 6.411%, 03/25/39	1,852
2,722	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	255
4,000	Series 2009-19, Class PW, 4.500%, 10/25/36	4,437
796	Series 2009-47, Class MT, 7.000%, 07/25/39	910
6,994	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	863
10,000	Series 2009-59, Class HB, 5.000%, 08/25/39	11,426
23,976	Series 2009-60, Class HT, 6.000%, 08/25/39	26,947
778	Series 2009-63, Class P, 5.000%, 03/25/37	867
14,134	Series 2009-65, Class MT, 5.000%, 09/25/39	15,631
7,491	Series 2009-69, Class WA, VAR, 6.031%, 09/25/39	8,358
5,807	Series 2009-70, Class CO, PO, 01/25/37	5,616
12,727	Series 2009-84, Class WS, IF, IO, 5.661%, 10/25/39	1,624

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
24,040	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	3,119
28,381	Series 2009-86, Class OT, PO, 10/25/37	26,754
23,843	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	1,189
11,940	Series 2009-99, Class SC, IF, IO, 5.941%, 12/25/39	1,446
8,522	Series 2009-99, Class WA, VAR, 6.310%, 12/25/39	9,659
12,842	Series 2009-103, Class MB, VAR, 4.027%, 12/25/39	13,732
16,083	Series 2009-112, Class ST, IF, IO, 6.011%, 01/25/40	1,892
2,765	Series 2009-113, Class AO, PO, 01/25/40	2,677
2,690	Series 2010-1, Class WA, VAR, 6.150%, 02/25/40	3,066
7,848	Series 2010-14, Class FJ, VAR, 0.839%, 03/25/40	7,883
6,847	Series 2010-16, Class WA, VAR, 6.445%, 03/25/40	7,851
6,407	Series 2010-16, Class WB, VAR, 6.208%, 03/25/40	7,339
15,028	Series 2010-35, Class SB, IF, IO, 6.181%, 04/25/40	1,823
3,000	Series 2010-35, Class SJ, IF, 16.871%, 04/25/40	4,785
1,448	Series 2010-39, Class OT, PO, 10/25/35	1,388
6,095	Series 2010-40, Class FJ, VAR, 0.839%, 04/25/40	6,126
11,332	Series 2010-42, Class S, IF, IO, 6.161%, 05/25/40	1,495
4,291	Series 2010-43, Class FD, VAR, 0.839%, 05/25/40	4,320
2,134	Series 2010-45, Class BD, 4.500%, 11/25/38	2,290
2,547	Series 2010-47, Class AV, 5.000%, 05/25/21	2,792
15,069	Series 2010-49, Class SC, IF, 12.183%, 03/25/40	18,105
9,760	Series 2010-58, Class MB, 5.500%, 06/25/40	11,751
5,722	Series 2010-63, Class AP, PO, 06/25/40	5,503
50,165	Series 2010-64, Class DM, 5.000%, 06/25/40	54,242
19,226	Series 2010-71, Class HJ, 5.500%, 07/25/40	21,224
2,000	Series 2010-102, Class PN, 5.000%, 09/25/40	2,400
10,643	Series 2010-103, Class SB, IF, IO, 5.861%, 11/25/49	1,652
58,021	Series 2010-111, Class AE, 5.500%, 04/25/38	61,959
19,500	Series 2010-111, Class AM, 5.500%, 10/25/40	23,637
35,158	Series 2010-125, Class SA, IF, IO, 4.201%, 11/25/40	3,713
41,314	Series 2010-133, Class A, 5.500%, 05/25/38	44,385
19,679	Series 2010-148, Class MA, 4.000%, 02/25/39	20,859
12,028	Series 2011-2, Class WA, VAR, 5.751%, 02/25/51	13,091
4,905	Series 2011-17, Class EF, VAR, 0.539%, 07/25/25	4,903
13,612	Series 2011-19, Class ZY, 6.500%, 07/25/36	15,949
2,585	Series 2011-22, Class MA, 6.500%, 04/25/38	2,963
82,969	Series 2011-30, Class LS, IO, VAR, 4.669%, 04/25/41	5,730
21,467	Series 2011-39, Class ZA, 6.000%, 11/25/32	24,040
10,564	Series 2011-47, Class ZA, 5.500%, 07/25/38	12,025
3,690	Series 2011-58, Class WA, VAR, 5.421%, 07/25/51	3,925
11,094	Series 2011-75, Class FA, VAR, 0.789%, 08/25/41	11,150
9,493	Series 2011-101, Class FM, VAR, 0.789%, 01/25/41	9,526
6,018	Series 2011-111, Class DF, VAR, 0.639%, 12/25/38	6,004
47,970	Series 2011-118, Class LB, 7.000%, 11/25/41	56,656
69,629	Series 2011-118, Class MT, 7.000%, 11/25/41	85,757
65,695	Series 2011-118, Class NT, 7.000%, 11/25/41	76,947
18,332	Series 2011-124, Class JF, VAR, 0.639%, 02/25/41	18,337
2,928	Series 2011-149, Class EF, VAR, 0.739%, 07/25/41	2,931
10,616	Series 2011-149, Class MF, VAR, 0.739%, 11/25/41	10,627
19,593	Series 2012-3, Class PF, VAR, 0.639%, 04/25/40	19,598
10,819	Series 2012-14, Class FB, VAR, 0.689%, 08/25/37	10,827

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
14,724		Series 2012-14, Class FG, VAR, 0.639%, 07/25/40	14,727
4,952		Series 2012-14, Class FL, VAR, 0.689%, 12/25/40	4,962
98,952		Series 2012-47, Class HF, VAR, 0.639%, 05/25/27	99,161
10,000		Series 2012-66, Class HF, VAR, 0.550%, 03/25/41	9,998
15		Series G-14, Class L, 8.500%, 06/25/21	17
1		Series G-17, Class S, HB, VAR, 1,055.166%, 06/25/21	21
70		Series G-18, Class Z, 8.750%, 06/25/21	82
16		Series G-22, Class G, 6.000%, 12/25/16	17
61		Series G-28, Class S, IF, 14.850%, 09/25/21	79
114		Series G-35, Class M, 8.750%, 10/25/21	130
21		Series G-51, Class SA, HB, IF, 26.181%, 12/25/21	37
–	(h)	Series G92-27, Class SQ, HB, IF, 1,737.650%, 05/25/22	48
508		Series G92-35, Class E, 7.500%, 07/25/22	571
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	5
47		Series G92-42, Class Z, 7.000%, 07/25/22	53
1,344		Series G92-44, Class ZQ, 8.000%, 07/25/22	1,514
592		Series G92-45, Class Z, 6.000%, 08/25/22	636
46		Series G92-52, Class FD, VAR, 0.271%, 09/25/22	45
607		Series G92-54, Class ZQ, 7.500%, 09/25/22	686
47		Series G92-59, Class F, VAR, 1.863%, 10/25/22	48
91		Series G92-61, Class Z, 7.000%, 10/25/22	107
68		Series G92-62, Class B, PO, 10/25/22	63
317		Series G93-1, Class KA, 7.900%, 01/25/23	364
122		Series G93-5, Class Z, 6.500%, 02/25/23	142
89		Series G93-14, Class J, 6.500%, 03/25/23	98
216		Series G93-17, Class SI, IF, 6.000%, 04/25/23	247
200		Series G93-27, Class FD, VAR, 1.130%, 08/25/23	203
51		Series G93-37, Class H, PO, 09/25/23	46
156		Series G95-1, Class C, 8.800%, 01/25/25	181
		Federal National Mortgage Association STRIPS,
5		Series 23, Class 2, IO, 10.000%, 09/01/17	1
3		Series 50, Class 2, IO, 10.500%, 03/01/19	1
46		Series 218, Class 2, IO, 7.500%, 04/01/23	10
28		Series 265, Class 2, 9.000%, 03/01/24	34
4,108		Series 300, Class 1, PO, 09/01/24	3,846
692		Series 329, Class 1, PO, 01/01/33	664
2,239		Series 339, Class 18, IO, 4.500%, 07/01/18	167
3,079		Series 339, Class 21, IO, 4.500%, 07/01/18	225
1,667		Series 339, Class 28, IO, 5.500%, 07/01/18	153
965		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	115
4,155		Series 365, Class 8, IO, 5.500%, 05/01/36	545
445		Series 368, Class 3, IO, 4.500%, 11/01/20	39
2,807		Series 374, Class 5, IO, 5.500%, 08/01/36	363
3,637		Series 383, Class 33, IO, 6.000%, 01/01/38	499
881		Series 393, Class 6, IO, 5.500%, 04/25/37	109
		Federal National Mortgage Association Whole Loan,
2,580		Series 2003-W1, Class 1A1, VAR, 6.254%, 12/25/42	2,965
621		Series 2003-W1, Class 2A, VAR, 7.051%, 12/25/42	730
2,237		Series 2003-W2, Class 1A1, 6.500%, 07/25/42	2,603
1,340		Series 2003-W2, Class 2A9, 5.900%, 07/25/42	1,556
533		Series 2003-W4, Class 2A, VAR, 6.489%, 10/25/42	600
9,314		Series 2003-W6, Class 2A4, 5.204%, 09/25/42	10,438
4,193		Series 2003-W6, Class 3A, 6.500%, 09/25/42	4,829
4,980		Series 2003-W8, Class 2A, 7.000%, 10/25/42	5,799
1,039		Series 2003-W8, Class 3F1, VAR, 0.639%, 05/25/42	1,034
12,635		Series 2004-W1, Class 1A6, 5.040%, 11/25/43	13,372
6,701		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	8,098
6,800		Series 2004-W10, Class A6, 5.750%, 08/25/34	7,482
2,127		Series 2004-W11, Class 1A1, 6.000%, 05/25/44	2,534
6,497		Series 2004-W15, Class 2AF, VAR, 0.489%, 08/25/44	6,461
2,191		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	2,529
2,083		Series 2004-W8, Class 3A, 7.500%, 06/25/44	2,469

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
4,010	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	4,744
48,064	Series 2005-W3, Class 2AF, VAR, 0.459%, 03/25/45	47,789
2,914	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	3,251
23,111	Series 2006-W2, Class 1AF1, VAR, 0.459%, 02/25/36	22,963
5,421	Series 2006-W2, Class 2A, VAR, 2.278%, 11/25/35	5,602
5,308	Series 2006-W3, Class 2A, 6.000%, 09/25/46	5,979
47,669	Series 2007-W1, Class 1AF1, VAR, 0.499%, 11/25/46	47,469
809	Series 2007-W10, Class 2A, VAR, 6.210%, 08/25/47	916
3,802	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	4,185
2,198	Series 2007-W5, Class PO, PO, 06/25/37	1,785
2,692	Series 2007-W7, Class 1A4, HB, IF, 37.747%, 07/25/37	4,782
28,115	Series 2009-W1, Class A, 6.000%, 12/25/49	32,291
	Government National Mortgage Association,
1,353	Series 1994-3, Class PQ, 7.488%, 07/16/24	1,639
1,275	Series 1994-4, Class KQ, 7.988%, 07/16/24	1,480
4,559	Series 1994-7, Class PQ, 6.500%, 10/16/24	5,355
297	Series 1995-3, Class DQ, 8.050%, 06/16/25	346
71	Series 1995-7, Class CQ, 7.500%, 09/16/25	82
1,092	Series 1996-16, Class E, 7.500%, 08/16/26	1,258
823	Series 1997-8, Class PN, 7.500%, 05/16/27	945
537	Series 1998-26, Class K, 7.500%, 09/17/25	619
3,973	Series 1999-4, Class ZB, 6.000%, 02/20/29	4,536
3,804	Series 1999-10, Class ZC, 6.500%, 04/20/29	4,450
496	Series 1999-30, Class S, IF, IO, 8.361%, 08/16/29	92
28	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	36
425	Series 1999-40, Class ZW, 7.500%, 11/20/29	504
814	Series 1999-41, Class Z, 8.000%, 11/16/29	954
369	Series 1999-44, Class PC, 7.500%, 12/20/29	427
4,213	Series 1999-44, Class ZC, 8.500%, 12/16/29	5,188
658	Series 1999-44, Class ZG, 8.000%, 12/20/29	771
855	Series 2000-6, Class Z, 7.500%, 02/20/30	995
339	Series 2000-9, Class Z, 8.000%, 06/20/30	418
4,166	Series 2000-9, Class ZJ, 8.500%, 02/16/30	5,053
481	Series 2000-12, Class ST, HB, IF, 38.306%, 02/16/30	1,070
1,118	Series 2000-14, Class PD, 7.000%, 02/16/30	1,321
305	Series 2000-16, Class ZN, 7.500%, 02/16/30	323
3,897	Series 2000-21, Class Z, 9.000%, 03/16/30	4,992
667	Series 2000-26, Class TZ, 8.500%, 09/20/30	784
172	Series 2000-26, Class Z, 7.750%, 09/20/30	200
32	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	41
529	Series 2000-31, Class Z, 9.000%, 10/20/30	627
321	Series 2000-35, Class ZA, 9.000%, 11/20/30	354
50	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	23
1,062	Series 2000-37, Class B, 8.000%, 12/20/30	1,246
274	Series 2001-4, Class SJ, IF, IO, 7.910%, 01/19/30	71
241	Series 2001-6, Class SD, IF, IO, 8.311%, 03/16/31	72
957	Series 2001-7, Class PK, 6.500%, 03/20/31	1,026
1,420	Series 2001-8, Class Z, 6.500%, 03/20/31	1,664
2,060	Series 2001-22, Class PS, HB, IF, 20.387%, 03/17/31	3,339
52	Series 2001-32, Class WA, IF, 19.526%, 07/20/31	90
409	Series 2001-35, Class SA, IF, IO, 8.011%, 08/16/31	101
323	Series 2001-36, Class S, IF, IO, 7.811%, 08/16/31	79
4,500	Series 2001-53, Class PB, 6.500%, 11/20/31	5,622
2,722	Series 2001-64, Class MQ, 6.500%, 12/20/31	2,885
418	Series 2002-3, Class SP, IF, IO, 7.151%, 01/16/32	95
758	Series 2002-7, Class PG, 6.500%, 01/20/32	892
1,712	Series 2002-24, Class AG, IF, IO, 7.711%, 04/16/32	376
152	Series 2002-24, Class SB, IF, 11.567%, 04/16/32	207

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
239	Series 2002-31, Class S, IF, IO, 8.461%, 01/16/31	69
3,901	Series 2002-31, Class SE, IF, IO, 7.261%, 04/16/30	728
1,818	Series 2002-40, Class UK, 6.500%, 06/20/32	2,140
63	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	78
7,224	Series 2002-45, Class QE, 6.500%, 06/20/32	8,360
2,124	Series 2002-47, Class PG, 6.500%, 07/16/32	2,501
798	Series 2002-47, Class PY, 6.000%, 07/20/32	916
3,646	Series 2002-47, Class ZA, 6.500%, 07/20/32	4,297
146	Series 2002-51, Class SG, HB, IF, 31.461%, 04/20/31	292
2,458	Series 2002-52, Class GH, 6.500%, 07/20/32	2,820
1,073	Series 2002-54, Class GB, 6.500%, 08/20/32	1,231
1,447	Series 2002-69, Class PO, PO, 02/20/32	1,429
1,773	Series 2002-70, Class PS, IF, IO, 7.460%, 08/20/32	186
1,411	Series 2002-75, Class PB, 6.000%, 11/20/32	1,781
612	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	16
689	Series 2003-4, Class NY, 5.500%, 12/20/13	714
436	Series 2003-8, Class PO, PO, 01/16/32	429
1,972	Series 2003-11, Class SK, IF, IO, 7.461%, 02/16/33	397
817	Series 2003-12, Class SP, IF, IO, 7.460%, 02/20/33	167
314	Series 2003-24, Class PO, PO, 03/16/33	272
5,762	Series 2003-25, Class PZ, 5.500%, 04/20/33	6,768
396	Series 2003-34, Class TO, PO, 02/16/32	391
1,037	Series 2003-40, Class TC, 7.500%, 03/20/33	1,069
3,156	Series 2003-40, Class TJ, 6.500%, 03/20/33	3,963
1,120	Series 2003-46, Class MG, 6.500%, 05/20/33	1,413
2,072	Series 2003-46, Class TC, 6.500%, 03/20/33	2,446
1,367	Series 2003-52, Class AP, PO, 06/16/33	1,219
3,196	Series 2003-58, Class BE, 6.500%, 01/20/33	3,845
211	Series 2003-60, Class NS, IF, 15.975%, 07/16/33	220
5,404	Series 2003-75, Class ZX, 6.000%, 09/16/33	6,190
1,006	Series 2003-76, Class LS, IF, IO, 6.960%, 09/20/31	53
219	Series 2003-90, Class PO, PO, 10/20/33	197
3,058	Series 2003-97, Class SA, IF, IO, 6.311%, 11/16/33	598
2,706	Series 2003-112, Class SA, IF, IO, 6.311%, 12/16/33	450
20,000	Series 2003-112, Class TS, IF, IO, 6.710%, 10/20/32	1,861
734	Series 2003-114, Class SH, IF, 14.266%, 11/17/32	900
8,383	Series 2004-11, Class SW, IF, IO, 5.260%, 02/20/34	1,129
3,377	Series 2004-15, Class SA, IF, 19.003%, 12/20/32	4,137
1,040	Series 2004-28, Class S, IF, 19.006%, 04/16/34	1,618
2,733	Series 2004-34, Class JO, PO, 02/20/34	2,709
3,029	Series 2004-46, Class PO, PO, 06/20/34	2,842
5,780	Series 2004-49, Class Z, 6.000%, 06/20/34	6,921
1,335	Series 2004-68, Class PO, PO, 05/20/31	1,317
1,587	Series 2004-71, Class SB, HB, IF, 28.287%, 09/20/34	2,592
1,587	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	1,725
1,474	Series 2004-73, Class AE, IF, 14.363%, 08/17/34	1,834
8,445	Series 2004-73, Class JL, IF, IO, 6.311%, 09/16/34	1,370
850	Series 2004-83, Class AP, IF, 13.740%, 10/16/34	1,053
513	Series 2004-85, Class PO, PO, 01/17/33	504
923	Series 2004-87, Class SB, IF, 7.398%, 03/17/33	1,004
934	Series 2004-89, Class LS, HB, IF, 23.508%, 10/16/34	1,511
18,165	Series 2004-90, Class SI, IF, IO, 5.860%, 10/20/34	2,847
8,138	Series 2004-96, Class SC, IF, IO, 5.840%, 11/20/34	1,255
8,817	Series 2005-3, Class SB, IF, IO, 5.860%, 01/20/35	1,377
13,129	Series 2005-3, Class SK, IF, IO, 6.510%, 01/20/35	2,337

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,250	Series 2005-6, Class GS, IF, 13.020%, 12/20/32	1,424
3,512	Series 2005-7, Class JM, IF, 16.195%, 05/18/34	4,268
13,624	Series 2005-17, Class SL, IF, IO, 6.460%, 07/20/34	2,326
1,986	Series 2005-35, Class FL, VAR, 0.590%, 03/20/32	1,986
1,269	Series 2005-44, Class SP, IF, 11.720%, 10/20/34	1,481
1,470	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	227
160	Series 2005-65, Class SA, HB, IF, 21.824%, 08/20/35	179
523	Series 2005-66, Class SP, IF, 20.038%, 08/16/35	807
6,236	Series 2005-68, Class DP, IF, 15.858%, 06/17/35	9,153
29,515	Series 2005-68, Class KI, IF, IO, 6.060%, 09/20/35	4,791
6,283	Series 2005-69, Class SY, IF, IO, 6.510%, 11/20/33	999
2,883	Series 2005-72, Class AZ, 5.500%, 09/20/35	3,549
1,331	Series 2005-82, Class PO, PO, 10/20/35	1,246
2,597	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	426
503	Series 2005-93, Class JO, PO, 03/20/31	499
2,463	Series 2006-16, Class OP, PO, 03/20/36	2,211
2,878	Series 2006-20, Class QA, 5.750%, 02/20/36	3,195
3,764	Series 2006-22, Class AO, PO, 05/20/36	3,571
5,838	Series 2006-33, Class Z, 6.500%, 07/20/36	7,184
590	Series 2006-34, Class PO, PO, 07/20/36	564
733	Series 2006-38, Class SW, IF, IO, 6.260%, 06/20/36	92
6,097	Series 2006-38, Class ZK, 6.500%, 08/20/36	7,638
5,575	Series 2006-40, Class VB, 6.000%, 11/20/26	5,709
2,045	Series 2006-57, Class PZ, 5.565%, 10/20/36	2,494
4,449	Series 2006-59, Class SD, IF, IO, 6.460%, 10/20/36	678
8,779	Series 2006-65, Class SA, IF, IO, 6.560%, 11/20/36	1,361
6,723	Series 2007-9, Class CI, IF, IO, 5.960%, 03/20/37	1,010
11,350	Series 2007-9, Class DI, IF, IO, 6.270%, 03/20/37	1,883
15,556	Series 2007-17, Class AF, VAR, 0.439%, 04/16/37	15,551
10,334	Series 2007-17, Class JI, IF, IO, 6.571%, 04/16/37	1,755
4,009	Series 2007-17, Class JO, PO, 04/16/37	3,563
4,911	Series 2007-19, Class SD, IF, IO, 5.960%, 04/20/37	692
3,267	Series 2007-25, Class FN, VAR, 0.539%, 05/16/37	3,260
11,771	Series 2007-26, Class SC, IF, IO, 5.960%, 05/20/37	1,684
25,735	Series 2007-26, Class SW, IF, IO, 5.960%, 05/20/37	4,098
8,385	Series 2007-27, Class SD, IF, IO, 5.960%, 05/20/37	1,227
894	Series 2007-28, Class BO, PO, 05/20/37	846
11,002	Series 2007-35, Class PO, PO, 06/16/37	9,962
488	Series 2007-35, Class TO, PO, 04/20/35	483
1,519	Series 2007-36, Class HO, PO, 06/16/37	1,387
6,512	Series 2007-36, Class SE, IF, IO, 6.231%, 06/16/37	1,103
8,832	Series 2007-36, Class SJ, IF, IO, 6.010%, 06/20/37	1,408
6,920	Series 2007-40, Class SD, IF, IO, 6.510%, 07/20/37	1,133
11,789	Series 2007-40, Class SN, IF, IO, 6.440%, 07/20/37	1,836
16,755	Series 2007-42, Class SC, IF, IO, 6.510%, 07/20/37	2,661
10,412	Series 2007-45, Class QA, IF, IO, 6.400%, 07/20/37	1,666
1,674	Series 2007-49, Class NO, PO, 12/20/35	1,660
3,487	Series 2007-50, Class AI, IF, IO, 6.535%, 08/20/37	549
6,593	Series 2007-53, Class ES, IF, IO, 6.310%, 09/20/37	1,114
2,453	Series 2007-53, Class SW, IF, 19.486%, 09/20/37	3,611
10,633	Series 2007-57, Class PO, PO, 03/20/37	10,330
9,149	Series 2007-57, Class QA, IF, IO, 6.260%, 10/20/37	1,378
9,467	Series 2007-67, Class SI, IF, IO, 6.270%, 11/20/37	1,421
4,841	Series 2007-70, Class TA, 5.750%, 08/20/36	5,053
7,064	Series 2007-71, Class SB, IF, IO, 6.460%, 07/20/36	833

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
8,001	Series 2007-72, Class US, IF, IO, 6.310%, 11/20/37	1,256
8,846	Series 2007-73, Class MI, IF, IO, 5.760%, 11/20/37	1,214
5,667	Series 2007-74, Class SL, IF, IO, 6.301%, 11/16/37	986
17,179	Series 2007-76, Class SB, IF, IO, 6.260%, 11/20/37	2,573
12,907	Series 2007-79, Class SY, IF, IO, 6.310%, 12/20/37	2,082
9,941	Series 2007-82, Class SA, IF, IO, 6.290%, 12/20/37	1,598
672	Series 2008-1, Class PO, PO, 01/20/38	644
936	Series 2008-7, Class SK, IF, 19.231%, 11/20/37	1,345
1,321	Series 2008-7, Class SP, IF, 12.921%, 10/20/37	1,580
2,720	Series 2008-17, Class IO, IO, 5.500%, 02/20/38	417
2,593	Series 2008-20, Class PO, PO, 09/20/37	2,506
1,148	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	84
5,990	Series 2008-25, Class SB, IF, IO, 6.660%, 03/20/38	893
2,736	Series 2008-29, Class PO, PO, 02/17/33	2,556
14,356	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	1,704
4,155	Series 2008-33, Class XS, IF, IO, 7.461%, 04/16/38	632
6,000	Series 2008-36, Class AY, 5.000%, 04/16/23	7,056
11,225	Series 2008-36, Class SH, IF, IO, 6.060%, 04/20/38	1,823
24,444	Series 2008-40, Class SA, IF, IO, 6.161%, 05/16/38	4,937
9,580	Series 2008-41, Class SA, IF, IO, 6.100%, 05/20/38	1,472
1,096	Series 2008-43, Class NA, 5.500%, 11/20/37	1,177
3,500	Series 2008-50, Class KB, 6.000%, 06/20/38	4,075
3,449	Series 2008-55, Class SA, IF, IO, 5.960%, 06/20/38	515
13,885	Series 2008-60, Class CS, IF, IO, 5.910%, 07/20/38	2,070
2,421	Series 2008-60, Class PO, PO, 01/20/38	2,347
1,419	Series 2008-64, Class ED, 6.500%, 04/20/28	1,555
10,000	Series 2008-65, Class ME, 5.750%, 09/20/37	11,035
10,798	Series 2008-69, Class QD, 5.750%, 07/20/38	12,138
5,362	Series 2008-71, Class SC, IF, IO, 5.760%, 08/20/38	713
13,996	Series 2008-76, Class US, IF, IO, 5.660%, 09/20/38	1,897
7,337	Series 2008-79, Class CS, IF, 6.560%, 06/20/35	8,058
26,227	Series 2008-81, Class S, IF, IO, 5.960%, 09/20/38	3,740
12,091	Series 2008-93, Class AS, IF, IO, 5.460%, 12/20/38	1,596
25,990	Series 2008-95, Class DS, IF, IO, 7.060%, 12/20/38	4,113
7,674	Series 2008-96, Class SL, IF, IO, 5.760%, 12/20/38	1,069
8,066	Series 2009-6, Class SA, IF, IO, 5.861%, 02/16/39	1,013
8,078	Series 2009-6, Class SH, IF, IO, 5.800%, 02/20/39	1,136
12,754	Series 2009-10, Class SA, IF, IO, 5.710%, 02/20/39	1,735
4,818	Series 2009-10, Class SL, IF, IO, 6.261%, 03/16/34	540
9,906	Series 2009-11, Class SC, IF, IO, 5.911%, 02/16/39	1,620
3,517	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	655
7,216	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	1,313
22,886	Series 2009-22, Class SA, IF, IO, 6.030%, 04/20/39	3,329
11,864	Series 2009-24, Class DS, IF, IO, 6.060%, 03/20/39	1,375
6,156	Series 2009-25, Class SE, IF, IO, 7.360%, 09/20/38	875
12,486	Series 2009-31, Class ST, IF, IO, 6.110%, 03/20/39	1,606
15,030	Series 2009-31, Class TS, IF, IO, 6.060%, 03/20/39	2,007
3,784	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	550
3,769	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	554
9,386	Series 2009-35, Class SN, IF, IO, 6.161%, 12/16/38	1,123
19,162	Series 2009-42, Class SC, IF, IO, 5.840%, 06/20/39	2,758

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
13,300	Series 2009-43, Class SA, IF, IO, 5.710%, 06/20/39	1,654
10,033	Series 2009-44, Class MV, 6.000%, 04/20/20	11,404
3,603	Series 2009-44, Class VA, 5.500%, 05/16/20	3,944
27,236	Series 2009-64, Class SN, IF, IO, 5.861%, 07/16/39	3,636
4,850	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	643
17,119	Series 2009-72, Class SM, IF, IO, 6.011%, 08/16/39	2,132
3,070	Series 2009-75, Class MN, 5.500%, 09/20/39	3,737
13,214	Series 2009-79, Class OK, PO, 11/16/37	11,936
25,883	Series 2009-81, Class SB, IF, IO, 5.850%, 09/20/39	3,834
11,769	Series 2009-83, Class TS, IF, IO, 5.860%, 08/20/39	1,512
4,239	Series 2009-89, Class VA, 5.000%, 07/20/20	4,828
42,274	Series 2009-102, Class SM, IF, IO, 6.161%, 06/16/39	5,081
3,487	Series 2009-104, Class AB, 7.000%, 08/16/39	4,271
17,980	Series 2009-106, Class AS, IF, IO, 6.161%, 11/16/39	2,964
66,373	Series 2009-106, Class ST, IF, IO, 5.760%, 02/20/38	9,779
5,784	Series 2009-121, Class VA, 5.500%, 11/20/20	6,680
6,123	Series 2010-14, Class AO, PO, 12/20/32	5,942
2,395	Series 2010-14, Class BO, PO, 11/20/35	2,237
4,499	Series 2010-14, Class CO, PO, 08/20/35	3,972
753	Series 2010-14, Class EO, PO, 06/16/33	739
28,349	Series 2010-14, Class QP, 6.000%, 12/20/39	30,931
4,681	Series 2010-41, Class WA, VAR, 5.851%, 10/20/33	5,280
2,953	Series 2010-103, Class WA, VAR, 5.759%, 08/20/34	3,375
3,829	Series 2010-129, Class AW, VAR, 6.136%, 04/20/37	4,380
25,480	Series 2010-130, Class CP, 7.000%, 10/16/40	29,972
20,817	Series 2010-157, Class OP, PO, 12/20/40	18,356
4,505	Series 2011-17, Class FP, VAR, 0.640%, 09/20/40	4,513
1,709	Series 2011-22, Class WA, VAR, 5.947%, 02/20/37	1,927
5,864	Series 2011-43, Class ZQ, 5.500%, 01/16/33	7,107
22,177	Series 2011-75, Class SM, IF, IO, 6.360%, 05/20/41	3,672
6,783	Series 2011-97, Class WA, VAR, 6.060%, 11/20/38	7,720
9,291	Series 2011-137, Class WA, VAR, 5.543%, 07/20/40	10,503
28,123	Series 2011-163, Class WA, VAR, 5.759%, 12/20/38	31,256
12,384	Series 2012-59, Class WA, VAR, 5.583%, 08/20/38	14,141
32,000	Series 2012-61, Class FM, VAR, 0.695%, 05/16/42	31,970
99,694	Series 2012-H10, Class FA, VAR, 0.790%, 12/20/61	99,580
	NCUA Guaranteed Notes,
70,293	Series 2010-C1, Class APT, 2.650%, 10/29/20	73,527
30,401	Series 2010-R3, Class 1A, VAR, 0.799%, 12/08/20	30,529
8,102	Series 2010-R3, Class 3A, 2.400%, 12/08/20	8,298
	Vendee Mortgage Trust,
10,922	Series 1993-1, Class ZB, 7.250%, 02/15/23	12,666
2,135	Series 1994-1, Class 1, VAR, 5.628%, 02/15/24	2,426
7,804	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	8,850
3,129	Series 1996-1, Class 1Z, 6.750%, 02/15/26	3,654
1,499	Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,777
4,455	Series 1997-1, Class 2Z, 7.500%, 02/15/27	5,280
3,009	Series 1998-1, Class 2E, 7.000%, 03/15/28	3,624

		5,578,371

	Non-Agency CMO — 10.1%
4,918	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.478%, 02/02/37 (e)	4,672
	American General Mortgage Loan Trust,
3,341	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	3,513
24,489	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	24,700
16,389	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	16,666

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
33,300	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	34,117
8,547	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	8,738
4,487	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	4,734
9,499	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	9,957
4,500	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	4,631
8,500	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.361%, 09/25/35	3,023
	ASG Resecuritization Trust,
5,665	Series 2009-1, Class A60, VAR, 3.671%, 06/26/37 (e)	5,637
14,985	Series 2009-2, Class A55, VAR, 5.191%, 05/24/36 (e)	14,843
5,300	Series 2009-2, Class G60, VAR, 5.191%, 05/24/36 (e)	5,147
33,389	Series 2009-3, Class A65, VAR, 2.674%, 03/26/37 (e)	32,860
17,341	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	17,948
3,659	Series 2009-5, Class A50, VAR, 3.499%, 02/28/37 (e)	3,657
7,141	Series 2010-1, Class A85, VAR, 0.639%, 02/27/36 (e)	6,856
13,748	Series 2010-2, Class A60, VAR, 2.173%, 01/28/37 (e)	13,542
9,827	Series 2010-3, Class 2A22, VAR, 0.434%, 10/28/36 (e)	9,581
5,937	Series 2010-4, Class 1A22, VAR, 0.394%, 07/28/36 (e) (f) (i)	5,803
3,013	Series 2010-4, Class 2A20, VAR, 0.387%, 11/28/36 (e)	2,923
5,258	Series 2011-1, Class 1A85, 4.000%, 09/28/20 (e)	5,281
8,947	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	9,215
8,390	Series 2011-1, Class 3A50, VAR, 2.713%, 11/28/35 (e) (f) (i)	8,101
1,979	Series 2011-2, Class A48S, HB, IF, 23.282%, 02/28/36 (e)	2,711
	Banc of America Alternative Loan Trust,
351	Series 2003-1, Class APO, PO, 02/25/33	253
7,560	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	7,696
5,385	Series 2003-7, Class 2A4, 5.000%, 09/25/18	5,522
6,289	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	6,466
8,080	Series 2003-11, Class 1A1, 6.000%, 01/25/34	8,417
6,518	Series 2003-11, Class 2A1, 6.000%, 01/25/34	6,812
869	Series 2003-11, Class PO, PO, 01/25/34	616
2,324	Series 2004-1, Class 1A1, 6.000%, 02/25/34	2,429
2,062	Series 2004-1, Class 5A1, 5.500%, 02/25/19	2,102
426	Series 2004-6, Class 15PO, PO, 07/25/19	348
909	Series 2004-6, Class 3A2, 6.000%, 07/25/34	928
3,261	Series 2004-8, Class 3A1, 5.500%, 09/25/19	3,305
1,315	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,147
3,766	Series 2005-9, Class CBIO, IO, 5.500%, 10/25/35	641
	Banc of America Funding Corp.,
1,176	Series 2004-1, Class PO, PO, 03/25/34	912
1,419	Series 2004-2, Class 1CB1, 5.750%, 09/20/34	1,496
2,864	Series 2004-C, Class 1A1, VAR, 5.040%, 12/20/34	2,820
1,706	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,725
1,435	Series 2005-7, Class 30PO, PO, 11/25/35	1,103
614	Series 2005-8, Class 30PO, PO, 01/25/36	449
3,069	Series 2005-E, Class 4A1, VAR, 2.658%, 03/20/35	2,820
1,555	Series 2006-1, Class XPO, PO, 01/25/36	1,044
16,218	Series 2010-R11A, Class 1A6, VAR, 5.369%, 08/26/35 (e)	17,088
2,641	Series 2010-R4, Class 5A1, VAR, 0.389%, 07/26/36 (e)	2,577
6,763	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	7,008
	Banc of America Mortgage Securities, Inc.,
8,128	Series 2003-3, Class 1A7, 5.500%, 05/25/33	8,350
2,640	Series 2003-3, Class 2A1, VAR, 0.789%, 05/25/18	2,525
902	Series 2003-5, Class 3A1, 7.500%, 02/25/31	951

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,267	Series 2003-6, Class 2A1, VAR, 0.689%, 08/25/18	1,215
166	Series 2003-7, Class A2, 4.750%, 09/25/18	172
583	Series 2003-8, Class APO, PO, 11/25/33	549
1,280	Series 2003-C, Class 3A1, VAR, 3.091%, 04/25/33	1,284
3,983	Series 2003-E, Class 2A2, VAR, 3.054%, 06/25/33	3,883
269	Series 2004-1, Class APO, PO, 02/25/34	256
3,680	Series 2004-3, Class 15IO, IO, VAR, 0.251%, 04/25/19	15
16,500	Series 2004-3, Class 1A26, 5.500%, 04/25/34	16,906
216	Series 2004-4, Class APO, PO, 05/25/34	205
4,033	Series 2004-5, Class 2A2, 5.500%, 06/25/34	4,168
1,304	Series 2004-5, Class 4A1, 4.750%, 06/25/19	1,348
15,300	Series 2004-6, Class 1A3, 5.500%, 05/25/34	16,033
655	Series 2004-6, Class 2A7, 5.500%, 07/25/34	686
1,124	Series 2004-6, Class APO, PO, 07/25/34	1,056
82	Series 2004-8, Class 5PO, PO, 05/25/32	79
415	Series 2004-8, Class XPO, PO, 10/25/34	396
1,688	Series 2004-9, Class 3A1, 6.500%, 09/25/32	1,784
179	Series 2004-9, Class 3PO, PO, 09/25/32	173
2,457	Series 2004-J, Class 3A1, VAR, 2.913%, 11/25/34	2,219
3,951	Series 2005-1, Class 2A1, 5.000%, 02/25/20	3,987
	BCAP LLC Trust,
10,167	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	10,268
703	Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	700
12,862	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	12,541
6,912	Series 2009-RR14, Class 3A2, VAR, 2.749%, 08/26/35 (e)	6,428
2,137	Series 2009-RR14, Class 4A1, VAR, 2.819%, 03/26/36 (e)	2,131
8,801	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	8,977
2,552	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	2,588
8,075	Series 2010-RR12, Class 4A5, VAR, 2.744%, 10/26/36 (e)	8,029
2,885	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e) (f) (i)	2,855
2,114	Series 2010-RR4, Class 2A1, VAR, 0.989%, 06/26/37 (e)	1,969
2,039	Series 2010-RR5, Class 1A4, VAR, 5.000%, 11/26/37 (e)	2,003
10,947	Series 2010-RR5, Class 2A5, VAR, 5.099%, 04/26/37 (e)	10,892
6,383	Series 2010-RR6, Class 22A3, VAR, 5.023%, 06/26/36 (e)	6,330
2,534	Series 2010-RR6, Class 5A1, VAR, 5.500%, 11/26/37 (e)	2,525
5,743	Series 2010-RR7, Class 15A1, VAR, 1.039%, 01/26/36 (e)	5,423
9,662	Series 2010-RR7, Class 16A1, VAR, 0.852%, 02/26/47 (e)	8,992
11,695	Series 2010-RR7, Class 1A5, VAR, 5.019%, 04/26/35 (e)	11,410
24,012	Series 2010-RR7, Class 2A1, VAR, 3.890%, 07/26/45 (e)	22,515
6,246	Series 2010-RR8, Class 3A3, VAR, 5.078%, 05/26/35 (e)	6,266
10,000	Series 2010-RR8, Class 3A4, VAR, 5.078%, 05/26/35 (e)	8,931
8,174	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	8,175
8,655	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	8,710
22,637	Series 2011-RR10, Class 2A1, VAR, 09/26/37 (e)	19,842
6,300	Series 2011-RR2, Class 3A3, VAR, 2.975%, 11/21/35 (e)	6,299
16,170	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e) (f) (i)	15,422
21,801	Series 2011-RR5, Class 11A3, VAR, 0.389%, 05/28/36 (e)	19,273
15,665	Series 2011-RR5, Class 14A3, VAR, 2.796%, 07/26/36 (e) (f) (i)	14,862
8,488	Series 2012-RR1, Class 5A1, VAR, 7.214%, 07/26/37 (e) (f) (i)	8,781
22,925	Series 2012-RR2, Class 1A1, VAR, 0.409%, 08/26/36 (e) (f) (i)	21,703
38,558	Series 2012-RR3, Class 2A5, 4.929%, 05/26/37 (e)	37,979
15,250	Series 2012-RR4, Class 8A3, VAR, 0.470%, 06/26/47 (e)	13,559

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Bear Stearns Adjustable Rate Mortgage Trust,
3,820	Series 2003-2, Class A5, VAR, 2.484%, 01/25/33 (e)	3,539
403	Series 2003-7, Class 3A, VAR, 2.679%, 10/25/33	396
5,350	Series 2004-2, Class 14A, VAR, 5.083%, 05/25/34	5,320
13,917	Series 2005-5, Class A1, VAR, 2.220%, 08/25/35	13,417
10,387	Series 2006-1, Class A1, VAR, 2.520%, 02/25/36	9,159
6,317	Bear Stearns Alt-A Trust, Series 2005-2, Class 1A1, VAR, 0.739%, 03/25/35	5,372
	Cendant Mortgage Corp.,
765	Series 2003-8, Class 1P, PO, 10/25/33	721
281	Series 2004-1, Class P, PO, 02/25/34	255
	Chase Mortgage Finance Corp.,
2,483	Series 2003-S10, Class A1, 4.750%, 11/25/18	2,562
816	Series 2003-S2, Class A1, 5.000%, 03/25/18	836
531	Series 2003-S6, Class A1, 5.000%, 06/25/18	543
1,379	Series 2003-S9, Class AP, PO, 10/25/18	1,373
5,618	Series 2007-A1, Class 2A1, VAR, 2.854%, 02/25/37	5,600
880	Series 2007-A1, Class 7A1, VAR, 2.786%, 02/25/37	855
2,449	Series 2007-A1, Class 9A1, VAR, 2.814%, 02/25/37	2,412
2,288	Series 2007-A2, Class 1A1, VAR, 3.030%, 07/25/37	2,051
3,369	Series 2007-A2, Class 2A1, VAR, 2.770%, 07/25/37	3,431
	Citicorp Mortgage Securities, Inc.,
126	Series 1993-14, Class A3, VAR, 1.439%, 11/25/23	119
2,035	Series 2004-1, Class 3A1, 4.750%, 01/25/34	2,067
6,728	Series 2004-4, Class A4, 5.500%, 06/25/34	7,058
611	Series 2004-5, Class 2A5, 4.500%, 08/25/34	634
1,153	Series 2006-1, Class 2A1, 5.000%, 02/25/21	1,169
4,252	Series 2006-4, Class 1A2, 6.000%, 08/25/36	4,085
	Citigroup Mortgage Loan Trust, Inc.,
2,944	Series 2003-1, Class 2A5, 5.250%, 10/25/33	3,009
476	Series 2003-1, Class 2A6, PO, 10/25/33	451
412	Series 2003-1, Class PO2, PO, 10/25/33	386
332	Series 2003-1, Class PO3, PO, 09/25/33	313
20	Series 2003-1, Class WPO1, PO, 06/25/16	20
322	Series 2003-UP3, Class A3, 7.000%, 09/25/33	334
1,632	Series 2003-UST1, Class A1, 5.500%, 12/25/18	1,710
341	Series 2003-UST1, Class PO1, PO, 12/25/18	338
182	Series 2003-UST1, Class PO3, PO, 12/25/18	181
1,573	Series 2004-UST1, Class A6, VAR, 5.070%, 08/25/34	1,593
590	Series 2005-1, Class 2A1A, VAR, 2.788%, 04/25/35	371
4,017	Series 2005-2, Class 2A11, 5.500%, 05/25/35	3,926
1,616	Series 2005-5, Class 1A2, VAR, 3.032%, 08/25/35	921
20,786	Series 2008-AR4, Class 1A1A, VAR, 3.029%, 11/25/38 (e)	20,647
4,430	Series 2009-5, Class 8A1, 6.000%, 06/25/36 (e)	4,618
4,100	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	4,348
13,033	Series 2009-10, Class 1A1, VAR, 2.456%, 09/25/33 (e)	12,908
10,295	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	10,812
12,874	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	13,144
2,763	Series 2010-3, Class 4A1, VAR, 2.520%, 02/25/36 (e)	2,697
5,557	Series 2010-7, Class 10A1, VAR, 2.612%, 02/25/35 (e)	5,540
80,886	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	83,001
81,803	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	84,358
5,603	Series 2010-10, Class 2A1, VAR, 2.579%, 02/25/36 (e)	5,621
9,316	Series 2010-12, Class 4A1, VAR, 0.460%, 07/20/36 (e)	8,806
4,184	Series 2011-3, Class 1A1, VAR, 0.319%, 02/25/47 (e)	4,125

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
6,509	Series 2011-10, Class 4A1, VAR, 0.432%, 02/25/46 (e) (f) (i)	5,821
	Countrywide Alternative Loan Trust,
1,846	Series 2002-8, Class A4, 6.500%, 07/25/32	1,938
287	Series 2002-12, Class PO, PO, 11/25/32	221
3,016	Series 2002-18, Class M, 6.000%, 02/25/33	2,911
499	Series 2003-6T2, Class A6, 5.500%, 06/25/33	476
11,452	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	11,046
2,630	Series 2004-14T2, Class A5, 5.500%, 08/25/34	2,678
6,056	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	6,211
767	Series 2005-5R, Class A1, 5.250%, 12/25/18	775
7,910	Series 2005-1CB, Class 1A6, IF, IO, 6.861%, 03/25/35	1,392
18,514	Series 2005-20CB, Class 3A8, IF, IO, 4.511%, 07/25/35	2,140
18,390	Series 2005-22T1, Class A2, IF, IO, 4.831%, 06/25/35	2,209
7,481	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	6,262
26	Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	26
261	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	216
59,347	Series 2005-37T1, Class A2, IF, IO, 4.811%, 09/25/35	9,265
8,895	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	7,672
36,554	Series 2005-54CB, Class 1A2, IF, IO, 4.611%, 11/25/35	5,332
104	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	90
3,487	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	2,506
13,387	Series 2005-J1, Class 1A4, IF, IO, 4.861%, 02/25/35	1,661
788	Series 2007-21CB, Class 2A6, 6.000%, 09/25/37 (f) (i)	36
	Countrywide Home Loan Mortgage Pass- Through Trust,
387	Series 2002-18, Class PO, PO, 11/25/32	328
1,722	Series 2002-22, Class A20, 6.250%, 10/25/32	1,799
3,466	Series 2003-26, Class 1A6, 3.500%, 08/25/33	3,465
1,185	Series 2003-29, Class A1, 5.500%, 08/25/33	1,219
614	Series 2003-34, Class A6, 5.250%, 09/25/33	614
9,285	Series 2003-39, Class A6, 5.000%, 10/25/33	9,238
992	Series 2003-44, Class A9, PO, 10/25/33	987
9,365	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	9,676
197	Series 2003-J13, Class PO, PO, 01/25/34	187
1,293	Series 2003-J7, Class 4A3, IF, 9.464%, 08/25/18	1,416
1,809	Series 2004-3, Class A26, 5.500%, 04/25/34	1,875
1,229	Series 2004-3, Class A4, 5.750%, 04/25/34	1,272
7,295	Series 2004-5, Class 1A4, 5.500%, 06/25/34	7,600
346	Series 2004-7, Class 2A1, VAR, 2.989%, 06/25/34	320
5,712	Series 2004-8, Class 2A1, 4.500%, 06/25/19	5,821
626	Series 2004-HYB1, Class 2A, VAR, 2.842%, 05/20/34	559
2,617	Series 2004-HYB3, Class 2A, VAR, 2.789%, 06/20/34	2,169
1,670	Series 2004-HYB6, Class A3, VAR, 2.642%, 11/20/34	1,349
447	Series 2004-J6, Class 2A1, 4.750%, 07/25/14	454
502	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	517
996	Series 2005-14, Class A2, 5.500%, 07/25/35	935
1,000	Series 2005-16, Class A23, 5.500%, 09/25/35	975
6,384	Series 2005-22, Class 2A1, VAR, 2.705%, 11/25/35	4,497
305	Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	215
	Credit Suisse Mortgage Capital Certificates,
9,171	Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	9,212
1,957	Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	1,954
7,500	Series 2010-16, Class A3, VAR, 4.250%, 06/25/50 (e)	6,855

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
3,148	Series 2010-16, Class A4, VAR, 4.250%, 06/25/50 (e)	2,484
4,562	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	4,566
4,658	Series 2010-1R, Class 5A1, VAR, 5.000%, 01/27/36 (e)	4,810
5,769	Series 2010-11R, Class A1, VAR, 1.239%, 06/28/47 (e)	5,593
6,093	Series 2010-12R, Class 14A1, VAR, 2.729%, 09/26/46 (e)	6,045
4,778	Series 2010-12R, Class 5A1, VAR, 3.000%, 04/26/37 (e)	4,745
2,817	Series 2010-15R, Class 7A1, VAR, 4.428%, 10/26/37 (e)	2,758
3,010	Series 2010-15R, Class 7A2, VAR, 4.428%, 10/26/37 (e)	2,832
6,485	Series 2010-17R, Class 1A1, VAR, 2.568%, 06/26/36 (e)	6,212
6,166	Series 2010-17R, Class 5A1, VAR, 2.829%, 07/26/36 (e)	6,110
42,714	Series 2011-1R, Class A1, VAR, 1.239%, 02/27/47 (e)	42,206
7,121	Series 2011-6R, Class 3A1, VAR, 2.829%, 07/28/36 (e)	6,535
38,300	Series 2011-7R, Class A1, VAR, 1.489%, 08/28/47 (e)	37,632
50,064	Series 2011-9R, Class A1, VAR, 2.239%, 03/27/46 (e)	49,719
30,325	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	30,335
7,885	Series 2012-2R, Class 2A1, VAR, 2.766%, 03/27/47 (e) (f) (i)	7,579
26,799	Series 2012-3R, Class 1A1, VAR, 3.250%, 07/27/37 (e)	26,874
	CS First Boston Mortgage Securities Corp.,
58	Series 1997-2, Class A, 7.500%, 06/25/20 (e)	59
1,928	Series 2003-1, Class DB1, 6.564%, 02/25/33	2,010
4,105	Series 2003-21, Class 1A4, 5.250%, 09/25/33	4,178
2,277	Series 2003-23, Class 1P, PO, 10/25/33	2,132
1,862	Series 2003-23, Class 2A5, 5.000%, 10/25/18	1,917
461	Series 2003-25, Class 2A1, 4.500%, 10/25/18	468
7,024	Series 2003-27, Class 5A3, 5.250%, 11/25/33	7,255
2,242	Series 2003-27, Class 5A4, 5.250%, 11/25/33	2,329
1,246	Series 2003-AR15, Class 3A1, VAR, 2.960%, 06/25/33	1,151
3,373	Series 2004-4, Class 2A4, 5.500%, 09/25/34	3,530
2,857	Series 2004-5, Class 3A1, 5.250%, 08/25/19	2,938
102	Series 2004-5, Class 5P, PO, 08/25/19	101
5,233	Series 2004-8, Class 1A4, 5.500%, 12/25/34	5,521
2,192	Series 2004-8, Class 3A5, 5.500%, 12/25/34	2,273
450	Series 2005-4, Class 3A24, IF, 18.181%, 06/25/35	451
794	Series 2005-9, Class AP, PO, 10/25/35	473
6,969	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	867
438	Series 2005-10, Class AP, PO, 11/25/35	224
	Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
2,219	Series 2005-1, Class 2A1, VAR, 5.610%, 02/25/20	2,291
3,302	Series 2005-3, Class 1A1, VAR, 5.300%, 06/25/20	3,235
	Deutsche Mortgage Securities, Inc.,
164	Series 2004-1, Class 2APO, PO, 10/25/18	138
4,102	Series 2009-RS2, Class 4A1, VAR, 0.372%, 04/26/37 (e)	3,967
2,453	Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	2,454
6,516	Series 2010-RS2, Class A1, VAR, 1.489%, 06/28/47 (e)	6,518
758	FDIC Trust, Series 2011-N1, Class A1, 4.500%, 12/25/16 (e) (f) (i)	758
	First Boston Mortgage Securities Corp. 1987 STRIPS,
35	Series C, Class IO, IO, 10.965%, 04/25/17	5
20	Series C, Class PO, PO, 04/25/17	19
	First Horizon Alternative Mortgage Securities,
3,604	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	2,716
23,410	Series 2007-FA4, Class 1A2, IF, IO, 5.411%, 08/25/37	4,046
	First Horizon Asset Securities, Inc.,
178	Series 2003-7, Class 2A1, 4.500%, 09/25/18	184

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,090	Series 2003-8, Class 2A1, 4.500%, 09/25/18	2,130
3,379	Series 2003-9, Class 1A6, 5.500%, 11/25/33	3,432
2,198	Series 2004-AR2, Class 2A1, VAR, 2.626%, 05/25/34	2,110
667	Series 2004-AR7, Class 2A1, VAR, 2.616%, 02/25/35	648
798	Series 2004-AR7, Class 2A2, VAR, 2.616%, 02/25/35	737
5,583	Series 2005-AR1, Class 2A2, VAR, 2.625%, 04/25/35	5,361
	Freedom Trust,
3,263	Series 2011-3, Class A11, VAR, 4.982%, 09/01/51 (e)	3,255
12,000	Series 2011-4, Class A18, VAR, 3.517%, 03/25/37 (e)	11,910
	GMAC Mortgage Corp. Loan Trust,
12,684	Series 2003-AR1, Class A4, VAR, 3.039%, 10/19/33	12,660
7,718	Series 2003-AR2, Class 2A4, VAR, 2.991%, 12/19/33	7,625
874	Series 2003-J7, Class A10, 5.500%, 11/25/33	924
10,346	Series 2003-J7, Class A7, 5.000%, 11/25/33	10,785
531	Series 2003-J8, Class A, 5.250%, 12/25/33	547
6,082	Series 2004-J5, Class A7, 6.500%, 01/25/35	6,238
3,068	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	3,155
1,024	Series 2005-AR3, Class 3A3, VAR, 3.283%, 06/19/35	1,013
5,000	Series 2005-AR3, Class 3A4, VAR, 3.283%, 06/19/35	4,307
	GSMPS Mortgage Loan Trust,
1,234	Series 2004-4, Class 1AF, VAR, 0.639%, 06/25/34 (e)	1,052
2,284	Series 2005-RP2, Class 1AF, VAR, 0.589%, 03/25/35 (e)	1,867
13,572	Series 2005-RP3, Class 1AF, VAR, 0.589%, 09/25/35 (e)	10,636
10,005	Series 2005-RP3, Class 1AS, IO, VAR, 5.079%, 09/25/35 (e)	1,521
	GSR Mortgage Loan Trust,
1,425	Series 2003-3F, Class 4A3, 5.750%, 04/25/33	1,439
694	Series 2003-6F, Class A2, VAR, 0.639%, 09/25/32	652
6,802	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	7,148
2,753	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	2,938
151	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	153
1,049	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	1,036
64	Series 2004-15F, Class AP, PO, 12/25/34	63
4,327	Series 2005-5F, Class 8A3, VAR, 0.739%, 06/25/35	4,088
9,573	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	9,476
456	Series 2005-AR6, Class 3A1, VAR, 2.613%, 09/25/35	417
4,000	Series 2006-1F, Class 1A3, 5.500%, 02/25/36	3,571
12,214	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	10,796
12,737	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	12,313
4,014	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.539%, 05/25/35	3,769
	Impac Secured Assets CMN Owner Trust,
2,079	Series 2003-2, Class A1, 5.500%, 08/25/33	2,200
97	Series 2004-3, Class 1A4, VAR, 1.039%, 11/25/34	92
10,012	Series 2006-1, Class 2A1, VAR, 0.589%, 05/25/36	9,252
20,974	Series 2006-2, Class 2A1, VAR, 0.589%, 08/25/36	18,846
28,821	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.033%, 08/25/35	144
8,237	Jefferies & Co., Inc., Series 2011-R2, Class A1, VAR, 4.500%, 10/26/36 (e)	8,298
	JP Morgan Mortgage Trust,
1,641	Series 2004-A3, Class 4A1, VAR, 2.876%, 07/25/34	1,605
3,193	Series 2004-A4, Class 1A1, VAR, 2.785%, 09/25/34	3,203
2,002	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	2,061
7,550	Series 2005-A1, Class 3A4, VAR, 5.011%, 02/25/35	7,466
654	Series 2005-A1, Class 5A1, VAR, 4.436%, 02/25/35	656
38,451	Series 2006-A2, Class 4A1, VAR, 2.797%, 08/25/34	37,213

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
21,526	Series 2006-A2, Class 5A3, VAR, 2.653%, 11/25/33	21,305
5,420	Series 2006-A3, Class 6A1, VAR, 2.792%, 08/25/34	5,064
3,546	Series 2007-A1, Class 5A1, VAR, 2.850%, 07/25/35	3,311
1,419	Series 2007-A1, Class 5A2, VAR, 2.850%, 07/25/35	1,352
	JP Morgan Reremic,
6,374	Series 2009-6, Class 4A1, VAR, 5.620%, 09/26/36 (e)	6,653
6,085	Series 2010-4, Class 7A1, VAR, 4.336%, 08/26/35 (e)	5,956
	Lehman Mortgage Trust,
2,182	Series 2006-2, Class 1A1, VAR, 6.458%, 04/25/36	2,102
1,865	Series 2007-6, Class 1A8, 6.000%, 07/25/37	1,427
9,776	Series 2008-2, Class 1A6, 6.000%, 03/25/38	7,071
	LVII Resecuritization Trust,
15,078	Series 2009-2, Class A5, VAR, 3.000%, 09/27/37 (e)	15,071
12,557	Series 2009-2, Class M3, VAR, 5.420%, 09/27/37 (e)	13,161
8,000	Series 2009-3, Class M3, VAR, 5.601%, 11/27/37 (e)	8,466
10,000	Series 2009-3, Class M4, VAR, 5.601%, 11/27/37 (e)	10,558
	MASTR Adjustable Rate Mortgages Trust,
1,343	Series 2004-3, Class 4A2, VAR, 2.577%, 04/25/34	1,265
10,591	Series 2004-13, Class 2A1, VAR, 2.634%, 04/21/34	10,407
6,571	Series 2004-13, Class 3A6, VAR, 2.697%, 11/21/34	6,583
705	Series 2004-15, Class 3A1, VAR, 3.097%, 12/25/34	576
	MASTR Alternative Loans Trust,
3,914	Series 2003-9, Class 2A1, 6.000%, 12/25/33	4,139
594	Series 2003-9, Class 8A1, 6.000%, 01/25/34	631
1,789	Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,827
5,196	Series 2004-3, Class 3A1, 6.000%, 04/25/34	5,348
1,031	Series 2004-6, Class 30PO, PO, 07/25/34	917
572	Series 2004-6, Class 7A1, 6.000%, 07/25/34	571
891	Series 2004-7, Class 30PO, PO, 08/25/34	668
2,566	Series 2004-8, Class 6A1, 5.500%, 09/25/19	2,616
854	Series 2004-10, Class 1A1, 4.500%, 09/25/19	875
3,048	Series 2005-6, Class 3A1, 5.500%, 11/25/20	2,900
	MASTR Asset Securitization Trust,
532	Series 2003-2, Class 1A1, 5.000%, 03/25/18	548
343	Series 2003-2, Class 2A1, 4.500%, 03/25/18	349
1,089	Series 2003-2, Class 2A10, 4.500%, 03/25/18	1,110
326	Series 2003-8, Class 1A1, 5.500%, 09/25/33	340
644	Series 2003-9, Class 15PO, PO, 10/25/18	639
609	Series 2003-9, Class 2A7, 5.500%, 10/25/33	636
407	Series 2003-11, Class 3A1, 4.500%, 12/25/18	418
446	Series 2003-12, Class 30PO, PO, 12/25/33	416
879	Series 2003-12, Class 6A1, 5.000%, 12/25/33	902
271	Series 2004-1, Class 30PO, PO, 02/25/34	211
5,368	Series 2004-4, Class 1A6, 5.250%, 12/26/33	5,504
113	Series 2004-4, Class 3A1, 4.500%, 04/25/19	116
392	Series 2004-6, Class 15PO, PO, 05/25/19	388
1,358	Series 2004-8, Class 1A1, 4.750%, 08/25/19	1,410
255	Series 2004-8, Class PO, PO, 08/25/19	253
969	Series 2004-9, Class 5A1, 5.250%, 09/25/19	1,004
3,401	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	3,589
2,300	Series 2006-2, Class 1A30, 6.000%, 06/25/36	1,942
	MASTR Reperforming Loan Trust,
18,756	Series 2005-2, Class 1A1F, VAR, 0.589%, 05/25/35 (e)	14,603
2,215	Series 2006-2, Class 1A1, VAR, 5.276%, 05/25/36 (e)	2,046
4,675	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	3,646

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
332		Medallion Trust, (Australia), Series 2004- 1G, Class A1, VAR, 0.597%, 05/25/35	316
		Mellon Residential Funding Corp.,
8,505		Series 2000-TBC2, Class A1, VAR, 0.719%, 06/15/30	8,107
1,896		Series 2000-TBC3, Class A1, VAR, 0.679%, 12/15/30	1,780
		Merrill Lynch Mortgage Investors, Inc.,
2,259		Series 2003-A5, Class 2A6, VAR, 2.548%, 08/25/33	2,227
3,707		Series 2004-A4, Class A2, VAR, 2.639%, 08/25/34	3,582
6,889		Series 2005-A2, Class A1, VAR, 2.518%, 02/25/35	5,857
5,531		Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-3, Class 1A3, VAR, 1.482%, 06/25/37	5,147
92		Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	102
		MLCC Mortgage Investors, Inc.,
2,900		Series 2003-E, Class A1, VAR, 0.859%, 10/25/28	2,546
3,966		Series 2004-1, Class 2A1, VAR, 2.330%, 12/25/34	3,962
4,313		Series 2004-C, Class A2, VAR, 1.401%, 07/25/29	3,993
		Morgan Stanley Mortgage Loan Trust,
8,323		Series 2004-3, Class 4A, VAR, 5.665%, 04/25/34	8,485
2,431		Series 2004-9, Class 4A, VAR, 5.422%, 11/25/19	2,508
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,213.880%, 04/20/21	12
2,292		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.559%, 02/25/35	1,893
		Nomura Asset Acceptance Corp.,
1,093		Series 2003-A1, Class A1, 5.500%, 05/25/33	1,142
296		Series 2003-A1, Class A2, 6.000%, 05/25/33	312
146		Series 2003-A1, Class A5, 7.000%, 04/25/33	155
29		Series 2003-A1, Class A7, 5.000%, 04/25/18	30
1,309		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	1,286
3,231		Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.520%, 03/26/36 (e)	3,190
		Paine Webber CMO Trust,
5		Series H, Class 4, 8.750%, 04/01/18	5
21		Series P, Class 4, 8.500%, 08/01/19	24
3,751		Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	3,960
1,843		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.813%, 05/25/35	1,805
		RBSSP Resecuritization Trust,
6,849		Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	6,849
3,105		Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	3,275
3,606		Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	3,640
6,095		Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	6,111
2,401		Series 2009-11, Class 1A1, 5.528%, 06/26/34 (e)	2,399
5,950		Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	6,099
16,558		Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	17,500
2,518		Series 2009-13, Class 1A1, VAR, 5.000%, 10/26/21 (e)	2,522
8,293		Series 2010-9, Class 3A1, VAR, 5.000%, 10/26/34 (e)	8,438
22,861		Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	22,718
2,898		Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	2,921
17,279		Series 2012-3, Class 3A1, VAR, 0.389%, 09/26/36 (e) (f) (i)	15,213
		Residential Accredit Loans, Inc.,
1,285		Series 2001-QS19, Class A2, 6.000%, 12/25/16	1,308
556		Series 2002-QS16, Class A3, IF, 16.124%, 10/25/17	626
2,437		Series 2002-QS8, Class A5, 6.250%, 06/25/17	2,503
3,257		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	3,215
1,750		Series 2003-QR24, Class A5, 4.000%, 07/25/33	1,751
593		Series 2003-QS1, Class A6, 4.250%, 01/25/33	602
1,757		Series 2003-QS12, Class A2A, IF, IO, 7.361%, 06/25/18	249

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
535	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	49
8,538	Series 2003-QS13, Class A2, 4.000%, 07/25/33	7,977
4,067	Series 2003-QS14, Class A1, 5.000%, 07/25/18	4,159
8,082	Series 2003-QS15, Class A7, 5.500%, 08/25/33	8,350
1,305	Series 2003-QS18, Class A1, 5.000%, 09/25/18	1,350
10,851	Series 2003-QS19, Class A1, 5.750%, 10/25/33	11,287
1,181	Series 2003-QS3, Class A2, IF, 15.975%, 02/25/18	1,306
1,083	Series 2003-QS3, Class A8, IF, IO, 7.361%, 02/25/18	107
3,295	Series 2003-QS9, Class A3, IF, IO, 7.311%, 05/25/18	466
11,829	Series 2004-QS7, Class A4, 5.500%, 05/25/34	10,728
187	Series 2004-QS8, Class A2, 5.000%, 06/25/34	188
3,000	Series 2005-QA6, Class A32, VAR, 4.245%, 05/25/35	1,764
483	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	309
	Residential Asset Securitization Trust,
1,102	Series 2003-A13, Class A3, 5.500%, 01/25/34	1,107
114	Series 2003-A14, Class A1, 4.750%, 02/25/19	115
2,364	Series 2003-A8, Class A5, 4.250%, 10/25/18	2,431
19,839	Series 2005-A2, Class A4, IF, IO, 4.811%, 03/25/35	1,919
2,364	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,570
	Residential Funding Mortgage Securities I, Inc.,
1,680	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,729
438	Series 2003-S14, Class A4, PO, 07/25/18	435
1,208	Series 2003-S16, Class A3, 5.000%, 09/25/18	1,249
1,835	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	1,882
4,883	Series 2004-S5, Class 1A9, 5.500%, 05/25/22	4,921
244	Series 2004-S6, Class 2A6, PO, 06/25/34	229
1,254	Series 2005-S1, Class 2A1, 4.750%, 02/25/20	1,293
2,003	Series 2005-SA4, Class 1A1, VAR, 2.913%, 09/25/35	1,443
74	Residential Funding Securities LLC, Series 2003-RM2, Class AP-3, PO, 05/25/33	58
	Salomon Brothers Mortgage Securities VII, Inc.,
7,197	Series 2003-HYB1, Class A, VAR, 2.736%, 09/25/33	7,003
185	Series 2003-UP2, Class PO1, PO, 12/25/18	166
	Sequoia Mortgage Trust,
2,967	Series 2004-8, Class A1, VAR, 0.590%, 09/20/34	2,638
4,590	Series 2004-8, Class A2, VAR, 1.105%, 09/20/34	4,143
1,375	Series 2004-10, Class A1A, VAR, 0.550%, 11/20/34	1,243
5,546	Series 2004-12, Class A3, VAR, 1.055%, 01/20/35	4,268
	Springleaf Mortgage Loan Trust,
17,150	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	17,393
14,225	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	14,220
9,939	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	9,932
18,150	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	16,471
4,200	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.916%, 06/25/34	4,139
3,646	Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, VAR, 0.900%, 10/19/34	3,204
	Structured Asset Securities Corp.,
899	Series 2002-17, Class B1, VAR, 6.095%, 09/25/32	888
109	Series 2002-10H, Class 1AP, PO, 05/25/32	86
620	Series 2003-8, Class 1A2, 5.000%, 04/25/18	636
3,943	Series 2003-16, Class A3, VAR, 0.739%, 06/25/33	3,784
3,385	Series 2003-29, Class 1A1, 4.750%, 09/25/18	3,480
1,011	Series 2003-30, Class 1A1, 5.500%, 10/25/33	1,050
225	Series 2003-30, Class 3A2, VAR, 0.739%, 10/25/33	225

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
924	Series 2003-32, Class 1A1, VAR, 5.271%, 11/25/33	972
1,396	Series 2003-31A, Class B1, VAR, 2.794%, 10/25/33	571
7,030	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	7,111
1,843	Series 2003-34A, Class 3A3, VAR, 2.780%, 11/25/33	1,735
6,671	Series 2003-37A, Class 2A, VAR, 5.027%, 12/25/33	6,658
430	Series 2004-20, Class 1A3, 5.250%, 11/25/34	431
15,201	Series 2004-5H, Class A4, 5.540%, 12/25/33	14,834
5,395	Series 2004-4XS, Class 1A5, SUB, 5.490%, 02/25/34	5,478
2,372	Series 2005-6, Class 4A1, 5.000%, 05/25/35	2,348
1,777	Series 2005-RF3, Class 1A, VAR, 0.589%, 06/25/35 (e)	1,371
3,253	Thornburg Mortgage Securities Trust, Series 2003-4, Class A1, VAR, 0.879%, 09/25/43	3,119
	Vericrest Opportunity Loan Transferee,
5,475	Series 2011-NL1A, Class A1, VAR, 5.926%, 12/26/50 (e) (f) (i)	5,491
18,000	Series 2011-NL1A, Class A2, VAR, 9.077%, 12/26/50 (e) (f) (i)	18,135
4,676	Series 2011-NL2A, Class A1, VAR, 5.682%, 06/25/51 (e) (f) (i)	4,685
14,400	Series 2011-NL2A, Class A2, VAR, 9.317%, 06/25/51 (e) (f) (i)	14,482
8,654	Series 2011-NL3A, Class A1, VAR, 5.194%, 09/25/51 (e)	8,669
6,978	Series 2011-NL3A, Class A2, VAR, 9.318%, 09/25/51 (e)	6,995
8,585	Series 2012-NL1A, Class A1, VAR, 4.213%, 03/25/49 (e) (f) (i)	8,644
2,307	Series 2012-NL1A, Class A2, VAR, 8.112%, 03/25/49 (e) (f) (i)	2,322
	WaMu Mortgage Pass-Through Certificates,
3,699	Series 2003-AR7, Class A7, VAR, 2.438%, 08/25/33	3,623
19,060	Series 2003-AR9, Class 1A6, VAR, 2.457%, 09/25/33	19,148
3,986	Series 2003-AR9, Class 2A, VAR, 2.545%, 09/25/33	4,003
4,185	Series 2003-S1, Class A5, 5.500%, 04/25/33	4,412
595	Series 2003-S10, Class A2, 5.000%, 10/25/18	618
2,394	Series 2003-S11, Class 2A5, IF, 16.393%, 11/25/33	2,468
1,516	Series 2003-S13, Class 23A1, VAR, 0.789%, 12/25/18	1,472
1,233	Series 2003-S4, Class 2A10, IF, 16.806%, 06/25/33	1,390
1,349	Series 2003-S8, Class A4, 4.500%, 09/25/18	1,363
1,946	Series 2003-S8, Class A5, 4.500%, 09/25/18	1,979
1,040	Series 2003-S8, Class A6, 4.500%, 09/25/18	1,081
19,554	Series 2003-S9, Class A8, 5.250%, 10/25/33	20,507
441	Series 2003-S9, Class P, PO, 10/25/33	413
4,993	Series 2004-AR3, Class A1, VAR, 2.588%, 06/25/34	4,967
6,416	Series 2004-AR3, Class A2, VAR, 2.588%, 06/25/34	6,334
2,507	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	2,590
2,729	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	2,856
1,497	Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,495
618	Series 2004-S1, Class 1A3, VAR, 0.639%, 03/25/34	606
10,547	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	10,795
4,259	Series 2004-S3, Class 1A5, 5.000%, 07/25/34	4,424
523	Series 2006-AR10, Class 2P, VAR, 0.000%, 09/25/36	292
1,900	Series 2006-AR8, Class 1A2, VAR, 2.506%, 08/25/46	1,306
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
5,339	Series 2005-1, Class 1A1, 5.500%, 03/25/35	4,963
394	Series 2005-1, Class CP, PO, 03/25/35	291
22,614	Series 2005-2, Class 1A4, IF, IO, 4.811%, 04/25/35	3,408
6,044	Series 2005-2, Class 2A3, IF, IO, 4.761%, 04/25/35	747
7,187	Series 2005-4, Class CB7, 5.500%, 06/25/35	6,280

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
7,422	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	970
1,820	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,439
738	Series 2006-1, Class 3A2, 5.750%, 02/25/36	547
	Washington Mutual MSC Mortgage Pass- Through Certificates,
582	Series 2003-MS5, Class 1A4, VAR, 0.739%, 03/25/18	572
69	Series 2003-MS7, Class P, PO, 03/25/33	67
	Wells Fargo Alternative Loan Trust,
359	Series 2003-1, Class APO, PO, 09/25/33	330
1,071	Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	819
17,960	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	18,052
	Wells Fargo Mortgage-Backed Securities Trust,
448	Series 2003-11, Class 1APO, PO, 10/25/18	444
1,715	Series 2003-13, Class A7, 4.500%, 11/25/18	1,748
7,886	Series 2003-15, Class 1A1, 4.750%, 12/25/18	8,173
173	Series 2003-15, Class APO, PO, 12/25/18	161
536	Series 2003-16, Class 2A1, 4.500%, 12/25/18	549
512	Series 2003-J, Class 2A5, VAR, 4.430%, 10/25/33	514
10,041	Series 2003-K, Class 1A1, VAR, 4.438%, 11/25/33	10,116
385	Series 2003-K, Class 1A2, VAR, 4.438%, 11/25/33	391
1,486	Series 2003-L, Class 2A1, VAR, 4.538%, 11/25/33	1,499
1,993	Series 2004-4, Class A9, 5.500%, 05/25/34	2,060
616	Series 2004-7, Class 2A1, 4.500%, 07/25/19	632
723	Series 2004-7, Class 2A2, 5.000%, 07/25/19	748
884	Series 2004-8, Class APO, PO, 08/25/19	875
2,983	Series 2004-B, Class A1, VAR, 4.965%, 02/25/34	3,033
2,167	Series 2004-BB, Class A4, VAR, 2.618%, 01/25/35	2,159
6,980	Series 2004-EE, Class 2A1, VAR, 2.669%, 12/25/34	6,975
4,748	Series 2004-EE, Class 2A2, VAR, 2.669%, 12/25/34	4,744
6,899	Series 2004-EE, Class 3A1, VAR, 2.839%, 12/25/34	6,990
2,252	Series 2004-EE, Class 3A2, VAR, 2.839%, 12/25/34	2,294
9,174	Series 2004-I, Class 1A1, VAR, 2.704%, 07/25/34	9,036
28,977	Series 2004-P, Class 2A1, VAR, 2.674%, 09/25/34	28,896
4,761	Series 2004-V, Class 1A1, VAR, 2.688%, 10/25/34	4,700
6,107	Series 2004-V, Class 1A2, VAR, 2.688%, 10/25/34	6,065
4,425	Series 2005-1, Class 2A1, 5.000%, 01/25/20	4,533
3,155	Series 2005-13, Class A1, 5.000%, 11/25/20	3,309
2,904	Series 2005-14, Class 1A1, 5.500%, 12/25/35	2,994
936	Series 2005-14, Class 2APO, PO, 12/25/35	710
6,218	Series 2005-AR8, Class 2A1, VAR, 2.694%, 06/25/35	5,966
1,550	Series 2007-7, Class A7, 6.000%, 06/25/37	1,445
11,000	Series 2007-9, Class 1A8, 5.500%, 07/25/37	10,925
8,317	Series 2007-11, Class A14, 6.000%, 08/25/37	7,917

		2,680,717

	Total Collateralized Mortgage Obligations (Cost $7,811,823)	8,259,088

Commercial Mortgage-Backed Securities — 2.8%
30,000	A10 Securitization LLC, Series 2012-1, Class A, 3.492%, 04/15/24 (e)	30,039
9,500	Banc of America Large Loan, Inc., Series 2009-UB1, Class A4A, VAR, 5.610%, 06/24/50 (e)	10,492
	Banc of America Commercial Mortgage, Inc.,
5,000	Series 2005-1, Class AJ, VAR, 5.198%, 11/10/42	5,099
5,000	Series 2005-3, Class A4, 4.668%, 07/10/43	5,433
10,625	Series 2005-3, Class AM, 4.727%, 07/10/43	10,894
2,500	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	2,778
579,706	Series 2005-5, Class XC, IO, VAR, 0.064%, 10/10/45 (e)	2,077

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
7,145	Series 2005-6, Class ASB, VAR, 5.193%, 09/10/47	7,421
2,855	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	3,165
17,655	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	19,823
11,500	Series 2006-4, Class A4, 5.634%, 07/10/46	12,883
9,400	Series 2006-5, Class A4, 5.414%, 09/10/47	10,339
255,190	Series 2006-5, Class XC, IO, VAR, 0.270%, 09/10/47 (e)	3,693
	Bear Stearns Commercial Mortgage Securities,
9,145	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	9,764
2,283	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	2,373
8,560	Series 2006-PW11, Class A4, VAR, 5.452%, 03/11/39	9,561
252,926	Series 2006-PW14, Class X1, IO, VAR, 0.170%, 12/11/38 (e)	3,322
2,700	Series 2006-T24, Class A4, 5.537%, 10/12/41	3,068
705,018	Series 2007-T26, Class X1, IO, VAR, 0.062%, 01/12/45 (e)	3,938
7,200	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	7,500
	Citigroup/Deutsche Bank Commercial Mortgage Trust,
159,882	Series 2006-CD3, Class XS, IO, VAR, 0.122%, 10/15/48 (e)	2,134
259,579	Series 2007-CD4, Class XC, IO, VAR, 0.150%, 12/11/49 (e)	2,035
4,700	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.350%, 01/17/32	4,952
	Commercial Mortgage Pass-Through Certificates,
6,300	Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	6,876
10,000	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	10,137
	Credit Suisse Mortgage Capital Certificates,
7,150	Series 2006-C2, Class A3, VAR, 5.662%, 03/15/39	7,817
264,019	Series 2007-C2, Class AX, IO, VAR, 0.095%, 01/15/49 (e)	1,411
1,700	CS First Boston Mortgage Securities Corp., Series 2005-C3, Class AM, 4.730%, 07/15/37	1,776
	CW Capital Cobalt Ltd.,
6,005	Series 2006-C1, Class A4, 5.223%, 08/15/48	6,515
236,226	Series 2006-C1, Class IO, IO, VAR, 0.749%, 08/15/48	6,220
15,056	Defeased Loan Trust, Series 2010-1, Class A, 2.360%, 01/13/14 (e)	15,481
30,921	FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	31,915
20,407	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	20,704
	GE Capital Commercial Mortgage Corp.,
11,500	Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	11,734
10,800	Series 2005-C1, Class B, VAR, 4.846%, 06/10/48	10,848
14,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	15,151
3,500	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	3,551
	GS Mortgage Securities Corp. II,
11,100	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	11,896
7,300	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	8,065
161,030	Series 2006-GG8, Class X, IO, VAR, 0.610%, 11/10/39 (e)	3,374
5,500	Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	5,466
	JP Morgan Chase Commercial Mortgage Securities Corp.,
8,300	Series 2004-CB8, Class A4, 4.404%, 01/12/39	8,636
6,000	Series 2004-CB9, Class A4, VAR, 5.588%, 06/12/41	6,419
5,150	Series 2005-CB11, Class AJ, VAR, 5.365%, 08/12/37	5,131
626,136	Series 2005-CB11, Class X1, IO, VAR, 0.131%, 08/12/37 (e)	2,430
637,327	Series 2005-LDP5, Class X1, IO, VAR, 0.078%, 12/15/44 (e)	1,965
2,000	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	2,225
454,508	Series 2006-CB15, Class X1, IO, VAR, 0.071%, 06/12/43	3,028
2,195	Series 2006-CB16, Class A4, 5.552%, 05/12/45	2,452

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
1,600	Series 2006-LDP8, Class A4, 5.399%, 05/15/45	1,807
6,000	Series 2006-LDP9, Class A3SF, VAR, 0.394%, 05/15/47	5,560
472,794	Series 2007-LD12, Class X, IO, VAR, 0.133%, 02/15/51	1,638
	LB-UBS Commercial Mortgage Trust,
11,528	Series 2004-C2, Class A4, 4.367%, 03/15/36	12,049
5,000	Series 2006-C1, Class A4, 5.156%, 02/15/31	5,541
1,470	Series 2006-C4, Class A4, VAR, 5.870%, 06/15/38	1,660
189,748	Series 2007-C2, Class XW, IO, VAR, 0.518%, 02/15/40	3,038
	Merrill Lynch Mortgage Trust,
2,500	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	2,766
3,325	Series 2005-LC1, Class AJ, VAR, 5.326%, 01/12/44	3,205
4,119	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	4,127
2,200	Series 2006-C1, Class A4, VAR, 5.659%, 05/12/39	2,492
	Merrill Lynch/Countrywide Commercial Mortgage Trust,
4,950	Series 2006-1, Class A4, VAR, 5.432%, 02/12/39	5,483
426,594	Series 2006-4, Class XC, IO, VAR, 0.203%, 12/12/49 (e)	5,263
	Morgan Stanley Capital I,
3,700	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	3,888
237,873	Series 2006-IQ12, Class X1, IO, VAR, 0.134%, 12/15/43 (e)	3,333
452,840	Series 2007-HQ11, Class X, IO, VAR, 0.227%, 02/12/44 (e)	3,184
116,195	Series 2007-HQ13, Class X1, IO, VAR, 0.411%, 12/15/44 (e)	1,965
351,416	Series 2007-IQ13, Class X, IO, VAR, 0.439%, 03/15/44 (e)	5,623
6,107	Series 2011-C3, Class A3, 4.054%, 07/15/49	6,596
8,000	Series 2012-C4, Class A3, 2.991%, 03/15/45	8,095
	Morgan Stanley Reremic Trust,
10,650	0.250%, 07/28/49	7,082
70,645	2.000%, 07/27/49	70,504
4,340	Series 2009-IO, Class A1, 3.000%, 07/17/56 (e)	4,362
23,300	Series 2009-IO, Class A2, 5.000%, 07/17/56 (e)	23,853
14,000	Series 2009-IO, Class B, PO, 07/17/56 (e)	12,145
3,773	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	3,767
26,000	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	27,300
27,801	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	27,910
1,071	Multi Security Asset Trust, Series 2005- RR4A, Class A3, 5.000%, 11/28/35 (e)	1,071
6,060	RBSCF Trust, Series 2010-RR3, Class MS4A, VAR, 4.970%, 04/16/40 (e)	6,363
27,950	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.620%, 08/15/39	30,025
	Wachovia Bank Commercial Mortgage Trust,
6,628	Series 2003-C9, Class A4, VAR, 5.012%, 12/15/35	6,906
10,719	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	11,395
992,806	Series 2006-C24, Class XC, IO, VAR, 0.046%, 03/15/45 (e)	4,320
	WF-RBS Commercial Mortgage Trust,
10,265	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	11,296
3,276	Series 2012-C6, Class A1, 1.081%, 04/15/45	3,271
10,400	Series 2012-C6, Class A4, 3.440%, 04/15/45	10,921

	Total Commercial Mortgage-Backed Securities (Cost $713,320)	733,810

Corporate Bonds — 16.9%
	Consumer Discretionary — 1.2%
	Auto Components — 0.0% (g)
	Johnson Controls, Inc.,
4,599	3.750%, 12/01/21	4,830
3,335	4.250%, 03/01/21	3,624
7,000	5.250%, 12/01/41	7,886

		16,340

	Automobiles — 0.1%
	Daimler Finance North America LLC,
11,520	1.650%, 04/10/15 (e)	11,516
5,248	2.625%, 09/15/16 (e)	5,414
9,800	2.950%, 01/11/17 (e)	10,142

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Automobiles — Continued
1,500	8.500%, 01/18/31	2,290

		29,362

	Broadcasting & Cable TV — 0.1%
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
6,000	3.800%, 03/15/22	6,014
5,600	4.600%, 02/15/21	5,989
4,322	5.000%, 03/01/21	4,741
12,465	6.000%, 08/15/40	13,662

		30,406

	Hotels, Restaurants & Leisure — 0.0% (g)
2,025	McDonald’s Corp., 4.300%, 03/01/13	2,082

	Household Durables — 0.0% (g)
3,000	Newell Rubbermaid, Inc., 4.700%, 08/15/20	3,259

	Media — 0.8%
	CBS Corp.,
750	5.500%, 05/15/33	817
1,426	5.750%, 04/15/20	1,664
6,025	7.875%, 07/30/30	8,026
1,750	8.875%, 05/15/19	2,337
	Comcast Cable Communications Holdings, Inc.,
6,417	8.375%, 03/15/13	6,785
5,250	9.455%, 11/15/22	7,658
	Comcast Cable Communications LLC,
2,200	7.125%, 06/15/13	2,336
1,000	8.875%, 05/01/17	1,292
1,800	Comcast Cable Holdings LLC, 10.125%, 04/15/22	2,657
	Comcast Corp.,
1,300	5.900%, 03/15/16	1,501
3,000	6.450%, 03/15/37	3,689
1,000	6.500%, 01/15/17	1,189
10,200	6.500%, 11/15/35	12,596
	Cox Communications, Inc.,
2,600	5.450%, 12/15/14	2,863
1,300	8.375%, 03/01/39 (e)	1,883
2,650	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	3,258
	Discovery Communications LLC,
6,674	4.375%, 06/15/21	7,230
2,530	4.950%, 05/15/42	2,645
3,365	Historic TW, Inc., 9.150%, 02/01/23	4,636
	NBCUniversal Media LLC,
4,000	4.375%, 04/01/21	4,404
2,780	5.150%, 04/30/20	3,223
5,102	5.950%, 04/01/41	6,078
	News America, Inc.,
2,500	6.200%, 12/15/34	2,795
3,000	6.650%, 11/15/37	3,457
1,500	6.900%, 08/15/39	1,800
1,965	7.250%, 05/18/18	2,385
4,400	7.300%, 04/30/28	5,041
3,000	7.625%, 11/30/28	3,577
1,100	8.000%, 10/17/16	1,357
1,050	8.875%, 04/26/23	1,337
	TCI Communications, Inc.,
1,337	7.125%, 02/15/28	1,710
426	8.750%, 08/01/15	519
	Thomson Reuters Corp., (Canada),
9,049	3.950%, 09/30/21	9,835
2,150	4.700%, 10/15/19	2,457
1,125	5.950%, 07/15/13	1,184
	Time Warner Cable, Inc.,
3,735	5.500%, 09/01/41	4,010
1,700	5.850%, 05/01/17	1,977
4,600	5.875%, 11/15/40	5,068
2,595	6.550%, 05/01/37	3,038
4,550	6.750%, 07/01/18	5,513
2,000	6.750%, 06/15/39	2,441
2,450	7.300%, 07/01/38	3,118
1,590	8.250%, 02/14/14	1,777
2,150	8.250%, 04/01/19	2,806
1,785	8.750%, 02/14/19	2,365
	Time Warner Entertainment Co. LP,
2,020	8.375%, 03/15/23	2,714
6,500	8.375%, 07/15/33	8,972
	Time Warner, Inc.,
5,670	4.750%, 03/29/21	6,359
1,754	5.375%, 10/15/41	1,898
3,125	6.200%, 03/15/40	3,639
4,139	6.250%, 03/29/41	4,905
3,825	7.625%, 04/15/31	4,982
1,255	7.700%, 05/01/32	1,662
	Viacom, Inc.,
1,672	1.250%, 02/27/15	1,670
5,627	3.875%, 12/15/21	6,003

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
600	4.500%, 03/01/21	670
2,022	4.500%, 02/27/42	2,013

		203,821

	Multiline Retail — 0.1%
	Kohl’s Corp.,
2,800	4.000%, 11/01/21	2,898
1,000	6.250%, 12/15/17	1,213
	Macy’s Retail Holdings, Inc.,
1,200	3.875%, 01/15/22	1,252
978	5.125%, 01/15/42	1,020
1,300	7.450%, 07/15/17	1,589
3,856	Nordstrom, Inc., 4.000%, 10/15/21	4,275
	Target Corp.,
2,100	6.000%, 01/15/18	2,570
1,900	7.000%, 01/15/38	2,723

		17,540

	Specialty Retail — 0.1%
3,788	Gap, Inc. (The), 5.950%, 04/12/21	3,911
4,600	Home Depot, Inc. (The), 5.400%, 03/01/16	5,301
	Lowe’s Cos., Inc.,
4,350	4.650%, 04/15/42	4,567
2,305	5.125%, 11/15/41	2,571
3,500	7.110%, 05/15/37	4,708
1,775	Staples, Inc., 9.750%, 01/15/14	1,999

		23,057

	Total Consumer Discretionary	325,867

	Consumer Staples — 0.9%
	Beverages — 0.2%
	Anheuser-Busch Cos. LLC,
1,000	5.500%, 01/15/18	1,183
1,100	5.750%, 04/01/36	1,392
	Anheuser-Busch InBev Worldwide, Inc.,
3,615	1.500%, 07/14/14	3,659
7,050	7.750%, 01/15/19	9,328
	Coca-Cola Co. (The),
1,550	3.625%, 03/15/14	1,634
1,550	4.875%, 03/15/19	1,845
	Diageo Capital plc, (United Kingdom),
3,929	1.500%, 05/11/17	3,927
2,780	4.828%, 07/15/20	3,268
	Diageo Finance B.V., (Netherlands),
2,150	5.300%, 10/28/15	2,437
3,600	5.500%, 04/01/13	3,746
3,975	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	4,375
	PepsiCo, Inc.,
935	0.800%, 08/25/14	935
2,503	3.000%, 08/25/21	2,572
231	7.900%, 11/01/18	310
	SABMiller Holdings, Inc.,
3,784	1.850%, 01/15/15 (e)	3,840
4,660	3.750%, 01/15/22 (e)	4,938
	SABMiller plc, (United Kingdom),
1,900	5.500%, 08/15/13 (e)	1,993
4,600	5.700%, 01/15/14 (e)	4,930
850	6.500%, 07/01/16 (e)	994

		57,306

	Food & Staples Retailing — 0.3%
	CVS Caremark Corp.,
6,794	5.750%, 05/15/41	8,065
2,000	6.125%, 09/15/39	2,465
7,170	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	8,133
	Kroger Co. (The),
3,867	2.200%, 01/15/17	3,928
13,900	5.000%, 04/15/42	14,077
924	5.400%, 07/15/40	981
2,000	6.150%, 01/15/20	2,444
600	6.400%, 08/15/17	726
2,225	7.500%, 01/15/14	2,455
12,320	7.500%, 04/01/31	16,017
	Wal-Mart Stores, Inc.,
1,820	4.550%, 05/01/13	1,885
1,200	5.250%, 09/01/35	1,422
1,050	6.200%, 04/15/38	1,396
700	7.550%, 02/15/30	1,046

		65,040

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
2,125	5.875%, 05/15/13	2,213
7,760	8.500%, 06/15/19	9,875
605	Bunge N.A. Finance LP, 5.900%, 04/01/17	682
	Cargill, Inc.,
7,750	3.300%, 03/01/22 (e)	7,984
2,724	4.307%, 05/14/21 (e)	3,022
1,550	6.000%, 11/27/17 (e)	1,855
2,850	7.350%, 03/06/19 (e)	3,631

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Food Products — Continued
1,900	H.J. Heinz Co., 6.375%, 07/15/28	2,325
	Kellogg Co.,
2,540	1.750%, 05/17/17	2,535
4,239	3.125%, 05/17/22	4,266
2,270	3.250%, 05/21/18	2,433
1,500	4.250%, 03/06/13	1,541
2,600	5.125%, 12/03/12	2,660
	Kraft Foods Group, Inc.,
5,701	3.500%, 06/06/22 (e)	5,827
4,897	5.000%, 06/04/42 (e)	5,086
	Kraft Foods, Inc.,
5,888	5.375%, 02/10/20	6,960
4,250	6.125%, 02/01/18	5,065
2,000	6.125%, 08/23/18	2,412
9,705	6.500%, 08/11/17	11,754
4,750	6.500%, 11/01/31	5,888
3,000	6.500%, 02/09/40	3,822
1,600	6.875%, 02/01/38	2,105
2,700	6.875%, 01/26/39	3,554
1,200	7.000%, 08/11/37	1,548

		99,043

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
1,360	2.400%, 03/01/22	1,361
500	7.500%, 11/01/18	676
2,120	Procter & Gamble - ESOP, 9.360%, 01/01/21	2,843
1,000	Procter & Gamble Co. (The), 5.500%, 02/01/34	1,294

		6,174

	Total Consumer Staples	227,563

	Energy — 1.0%
	Energy Equipment & Services — 0.1%
1,711	Cameron International Corp., 1.600%, 04/30/15	1,711
	Halliburton Co.,
750	6.150%, 09/15/19	933
5,050	7.450%, 09/15/39	7,307
2,500	7.600%, 08/15/96 (e)	3,767
	Noble Holding International Ltd., (Cayman Islands),
871	3.950%, 03/15/22	887
621	5.250%, 03/15/42	630
3,268	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	3,433
	Transocean, Inc., (Cayman Islands),
1,888	6.375%, 12/15/21	2,168
6,750	6.500%, 11/15/20	7,813
1,487	7.350%, 12/15/41	1,836
500	7.500%, 04/15/31	599
	Weatherford International Ltd., (Bermuda),
2,411	4.500%, 04/15/22	2,496
941	5.950%, 04/15/42	993

		34,573

	Oil, Gas & Consumable Fuels — 0.9%
2,655	Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31	3,174
2,000	Anadarko Finance Co., (Canada), 7.500%, 05/01/31	2,497
	Anadarko Petroleum Corp.,
405	5.750%, 06/15/14	437
8,500	7.625%, 03/15/14	9,353
1,100	8.700%, 03/15/19	1,462
	Apache Corp.,
1,314	3.250%, 04/15/22	1,369
4,027	4.750%, 04/15/43	4,415
2,500	6.900%, 09/15/18	3,150
	BP Capital Markets plc, (United Kingdom),
6,680	1.846%, 05/05/17	6,685
2,535	3.245%, 05/06/22	2,575
5,500	3.875%, 03/10/15	5,878
6,200	4.742%, 03/11/21	7,053
9,100	5.250%, 11/07/13	9,649
2,000	Burlington Resources, Inc., 8.200%, 03/15/25	2,819
	Canadian Natural Resources Ltd., (Canada),
400	5.900%, 02/01/18	475
1,450	6.450%, 06/30/33	1,852
2,000	6.750%, 02/01/39	2,613
400	7.200%, 01/15/32	543
5,100	Chevron Corp., 4.950%, 03/03/19	6,188
1,040	Conoco Funding Co., (Canada), 7.250%, 10/15/31	1,504
	ConocoPhillips,
1,500	5.200%, 05/15/18	1,786
2,000	5.750%, 02/01/19	2,460
1,450	6.000%, 01/15/20	1,844
1,450	6.500%, 02/01/39	1,991

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	Devon Energy Corp.,
1,500	1.875%, 05/15/17	1,496
5,776	3.250%, 05/15/22	5,858
3,130	4.750%, 05/15/42	3,274
1,280	6.300%, 01/15/19	1,577
	Encana Corp., (Canada),
2,330	6.500%, 05/15/19	2,817
1,145	6.500%, 08/15/34	1,258
5,400	ENI S.p.A., (Italy), 5.700%, 10/01/40 (e)	5,620
	EOG Resources, Inc.,
5,300	4.100%, 02/01/21	5,856
1,800	6.875%, 10/01/18	2,274
1,155	Husky Energy, Inc., (Canada), 6.150%, 06/15/19	1,342
1,230	Kerr-McGee Corp., 6.950%, 07/01/24	1,526
	Marathon Oil Corp.,
2,819	5.900%, 03/15/18	3,315
2,800	6.000%, 10/01/17	3,301
2,430	Occidental Petroleum Corp., 1.750%, 02/15/17	2,477
1,150	PC Financial Partnership, 5.000%, 11/15/14	1,247
7,202	Petrobras International Finance Co., (Cayman Islands), 5.375%, 01/27/21	7,686
	Petro-Canada, (Canada),
2,549	6.050%, 05/15/18	3,013
3,200	6.800%, 05/15/38	4,023
	Phillips 66,
2,340	2.950%, 05/01/17 (e)	2,385
1,317	4.300%, 04/01/22 (e)	1,371
2,045	Pioneer Natural Resources Co., 5.875%, 07/15/16	2,277
	Shell International Finance B.V., (Netherlands),
2,330	1.875%, 03/25/13	2,358
994	3.100%, 06/28/15	1,060
2,330	4.000%, 03/21/14	2,474
3,000	4.300%, 09/22/19	3,488
8,580	4.375%, 03/25/20	10,039
6,000	6.375%, 12/15/38	8,296
	Statoil ASA, (Norway),
2,950	3.125%, 08/17/17	3,174
2,301	3.150%, 01/23/22	2,402
1,866	4.250%, 11/23/41	1,957
3,700	5.250%, 04/15/19	4,446
	Suncor Energy, Inc., (Canada),
2,400	5.950%, 12/01/34	2,768
1,900	6.100%, 06/01/18	2,264
900	6.850%, 06/01/39	1,144
	Talisman Energy, Inc., (Canada),
11,100	5.500%, 05/15/42	11,386
5,355	7.750%, 06/01/19	6,687
	Tosco Corp.,
300	7.800%, 01/01/27	417
3,500	8.125%, 02/15/30	5,227
	Total Capital International S.A., (France),
2,112	1.500%, 02/17/17	2,120
1,400	2.875%, 02/17/22	1,417
	Total Capital S.A., (France),
10,000	2.300%, 03/15/16	10,367
2,218	4.125%, 01/28/21	2,488
2,800	XTO Energy, Inc., 5.750%, 12/15/13	3,007

		234,751

	Total Energy	269,324

	Financials — 8.8%
	Capital Markets — 1.6%
	Bank of New York Mellon Corp. (The),
2,857	1.200%, 02/20/15	2,867
9,791	2.400%, 01/17/17	10,072
8,000	2.950%, 06/18/15	8,396
2,500	3.100%, 01/15/15	2,641
3,444	3.550%, 09/23/21	3,676
3,750	4.600%, 01/15/20	4,248
1,000	5.125%, 08/27/13	1,054
	BlackRock, Inc.,
8,700	3.375%, 06/01/22	8,807
3,245	3.500%, 12/10/14	3,441
9,294	5.000%, 12/10/19	10,698
14,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	14,668
1,600	Charles Schwab Corp. (The), 4.950%, 06/01/14	1,721
	Credit Suisse USA, Inc.,
1,200	4.875%, 01/15/15	1,290
3,353	5.125%, 08/15/15	3,663
2,500	FMR LLC, 6.450%, 11/15/39 (e)	2,899
2,095	Goldman Sachs Capital I, 6.345%, 02/15/34	1,917
1,000	Goldman Sachs Group LP, 8.000%, 03/01/13 (e)	1,037

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
	Goldman Sachs Group, Inc. (The),
3,755	3.300%, 05/03/15	3,700
6,465	3.625%, 02/07/16	6,367
4,020	3.700%, 08/01/15	3,988
2,694	4.750%, 07/15/13	2,768
12,876	5.150%, 01/15/14	13,325
6,727	5.250%, 07/27/21	6,654
9,757	5.375%, 03/15/20	9,927
5,300	5.750%, 01/24/22	5,438
12,900	5.950%, 01/18/18	13,474
14,670	6.000%, 06/15/20	15,403
2,200	6.150%, 04/01/18	2,297
7,470	6.250%, 09/01/17	7,944
1,600	6.750%, 10/01/37	1,574
32,760	7.500%, 02/15/19	37,208
	Jefferies Group, Inc.,
3,075	3.875%, 11/09/15	2,970
2,750	5.125%, 04/13/18	2,613
5,600	6.450%, 06/08/27	5,180
9,250	8.500%, 07/15/19	9,805
	Macquarie Group Ltd., (Australia),
4,600	6.000%, 01/14/20 (e)	4,608
10,015	6.250%, 01/14/21 (e)	10,160
6,992	7.300%, 08/01/14 (e)	7,424
745	7.625%, 08/13/19 (e)	807
	Merrill Lynch & Co., Inc.,
700	5.000%, 01/15/15	719
3,723	5.450%, 07/15/14	3,900
6,929	6.150%, 04/25/13	7,123
21,186	6.400%, 08/28/17	22,514
6,348	6.875%, 04/25/18	6,976
	Morgan Stanley,
6,626	4.000%, 07/24/15	6,407
4,263	4.200%, 11/20/14	4,193
2,711	4.750%, 04/01/14	2,675
9,078	5.300%, 03/01/13	9,260
5,200	5.450%, 01/09/17	5,080
7,503	5.500%, 07/24/20	7,030
3,600	5.500%, 07/28/21	3,371
14,220	5.625%, 09/23/19	13,568
1,300	5.750%, 08/31/12	1,312
3,245	5.750%, 01/25/21	3,059
5,800	6.000%, 05/13/14	5,901
3,294	6.000%, 04/28/15	3,350
1,070	6.250%, 08/28/17	1,075
4,425	6.625%, 04/01/18	4,492
8,400	7.300%, 05/13/19	8,708
	Nomura Holdings, Inc., (Japan),
8,375	4.125%, 01/19/16	8,503
2,828	5.000%, 03/04/15	2,956
6,114	6.700%, 03/04/20	6,762
887	Northern Trust Corp., 5.500%, 08/15/13	937
1,250	State Street Corp., 4.300%, 05/30/14	1,333
	UBS AG, (Switzerland),
2,927	2.250%, 08/12/13	2,944
13,050	3.875%, 01/15/15	13,473
2,000	4.875%, 08/04/20	2,106
3,755	5.750%, 04/25/18	4,113
1,025	5.875%, 12/20/17	1,127

		421,696

	Commercial Banks — 3.0%
2,930	ANZ National International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	3,014
	Australia & New Zealand Banking Group Ltd., (Australia),
9,960	2.400%, 11/23/16 (e)	10,252
6,200	3.250%, 03/01/16 (e)	6,462
2,867	4.875%, 01/12/21 (e)	3,209
7,402	Bank of Montreal, (Canada), 1.300%, 10/31/14 (e)	7,500
	Bank of Nova Scotia, (Canada),
8,206	1.650%, 10/29/15 (e)	8,392
8,400	2.550%, 01/12/17	8,737
7,071	3.400%, 01/22/15	7,444
	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan),
9,498	2.350%, 02/23/17 (e)	9,703
4,367	3.850%, 01/22/15 (e)	4,627
	Barclays Bank plc, (United Kingdom),
2,667	2.250%, 05/10/17 (e)	2,666
9,400	2.500%, 01/23/13	9,473
8,375	2.500%, 09/21/15 (e)	8,314
7,700	2.750%, 02/23/15	7,704
3,858	3.900%, 04/07/15	3,978
1,100	5.000%, 09/22/16	1,185
4,500	5.125%, 01/08/20	4,825
9,300	5.200%, 07/10/14	9,787
3,700	6.050%, 12/04/17 (e)	3,712
500	6.750%, 05/22/19	576

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
	BB&T Corp.,
4,855	3.375%, 09/25/13	5,007
5,945	3.850%, 07/27/12	5,974
6,250	3.950%, 04/29/16	6,796
2,750	4.900%, 06/30/17	3,003
7,358	5.700%, 04/30/14	8,010
1,650	6.850%, 04/30/19	2,080
	Branch Banking & Trust Co.,
598	4.875%, 01/15/13	611
4,650	5.625%, 09/15/16	5,281
1,500	Cadets Trust, 4.800%, 07/15/13 (e) (f) (i)	1,556
37,250	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	39,180
1,250	Comerica Bank, 5.200%, 08/22/17	1,387
1,960	Comerica, Inc., 3.000%, 09/16/15	2,022
8,100	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	8,273
	Credit Suisse, (Switzerland),
6,440	4.375%, 08/05/20	6,828
2,700	5.000%, 05/15/13	2,791
6,300	5.300%, 08/13/19	7,053
4,000	5.400%, 01/14/20	4,062
4,995	5.500%, 05/01/14	5,308
5,150	6.000%, 02/15/18	5,475
	Deutsche Bank AG, (Germany),
7,800	3.250%, 01/11/16	7,971
3,520	3.875%, 08/18/14	3,663
3,300	6.000%, 09/01/17	3,747
14,418	DnB Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	14,665
1,450	Fifth Third Bancorp, 5.450%, 01/15/17	1,581
	HSBC Bank plc, (United Kingdom),
16,761	1.625%, 07/07/14 (e)	16,770
9,146	3.100%, 05/24/16 (e)	9,433
4,624	3.500%, 06/28/15 (e)	4,814
5,961	4.125%, 08/12/20 (e)	6,215
10,000	4.750%, 01/19/21 (e)	10,884
6,805	HSBC Bank USA N.A., 4.625%, 04/01/14	7,086
	HSBC Holdings plc, (United Kingdom),
9,802	4.000%, 03/30/22	9,977
7,200	4.875%, 01/14/22	7,884
4,669	5.100%, 04/05/21	5,165
7,200	6.100%, 01/14/42	8,714
10,000	HSBC USA, Inc., 2.375%, 02/13/15	10,032
11,028	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	10,843
3,150	KeyBank N.A., 5.500%, 09/17/12	3,190
3,750	KeyCorp, 6.500%, 05/14/13	3,938
14,349	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	14,625
	Manufacturers & Traders Trust Co.,
4,500	6.625%, 12/04/17	5,286
6,250	VAR, 1.968%, 04/01/13	6,258
	National Australia Bank Ltd., (Australia),
18,650	2.500%, 01/08/13 (e)	18,836
7,800	2.750%, 09/28/15 (e)	7,993
7,000	3.000%, 07/27/16 (e)	7,212
3,455	3.750%, 03/02/15 (e)	3,620
8,677	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	8,828
4,000	National City Bank, 5.800%, 06/07/17	4,583
	Nordea Bank AB, (Sweden),
5,000	1.750%, 10/04/13 (e)	4,999
15,350	3.125%, 03/20/17 (e)	15,453
6,198	4.875%, 05/13/21 (e)	6,042
6,571	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	6,581
2,000	PNC Bank N.A., 6.875%, 04/01/18	2,398
	PNC Funding Corp.,
1,284	2.700%, 09/19/16	1,329
1,015	3.000%, 05/19/14	1,053
5,575	3.300%, 03/08/22	5,700
4,534	4.375%, 08/11/20	5,032
5,700	5.125%, 02/08/20	6,575
1,200	5.250%, 11/15/15	1,335
1,230	5.625%, 02/01/17	1,377
4,100	6.700%, 06/10/19	5,109
	Rabobank Nederland N.V., (Netherlands),
2,340	2.125%, 10/13/15	2,358
12,700	3.200%, 03/11/15 (e)	13,108
2,501	3.375%, 01/19/17	2,563
5,921	3.875%, 02/08/22	5,904
6,900	4.500%, 01/11/21	7,308
3,500	5.800%, 09/30/10 (e)	3,606
	Royal Bank of Canada, (Canada),
4,400	1.150%, 03/13/15	4,408
4,000	2.300%, 07/20/16	4,133
2,450	SouthTrust Bank, 7.690%, 05/15/25	2,963

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
	SunTrust Banks, Inc.,
4,015	5.250%, 11/05/12	4,087
1,000	6.000%, 09/11/17	1,113
505	7.250%, 03/15/18	595
6,699	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	6,922
	Toronto-Dominion Bank (The), (Canada),
14,000	1.500%, 03/13/17 (e)	14,126
9,045	2.200%, 07/29/15 (e)	9,410
5,384	2.500%, 07/14/16	5,593
	U.S. Bancorp,
5,615	1.650%, 05/15/17	5,604
4,680	2.450%, 07/27/15	4,852
4,299	2.875%, 11/20/14	4,498
3,667	3.000%, 03/15/22	3,767
3,558	4.125%, 05/24/21	3,990
1,400	7.500%, 06/01/26	1,785
690	U.S. Bank N.A., 6.300%, 02/04/14	749
	Wachovia Bank N.A.,
4,700	5.000%, 08/15/15	5,097
15,190	6.000%, 11/15/17	17,529
2,700	6.600%, 01/15/38	3,381
4,430	VAR, 0.804%, 03/15/16	4,257
	Wachovia Corp.,
2,130	4.875%, 02/15/14	2,235
8,400	5.500%, 05/01/13	8,757
3,050	5.750%, 06/15/17	3,537
18,075	5.750%, 02/01/18	20,938
	Wells Fargo & Co.,
15,339	2.625%, 12/15/16	15,638
9,000	3.500%, 03/08/22	9,134
8,500	4.600%, 04/01/21	9,353
9,185	5.625%, 12/11/17	10,656
16,700	SUB, 3.676%, 06/15/16	17,705
	Wells Fargo Bank N.A.,
4,870	4.750%, 02/09/15	5,184
2,000	5.750%, 05/16/16	2,274
	Westpac Banking Corp., (Australia),
6,550	2.450%, 11/28/16 (e)	6,757
4,800	4.200%, 02/27/15	5,130
10,711	4.875%, 11/19/19	11,722

		801,779

	Consumer Finance — 0.7%
4,900	American Express Centurion Bank, 6.000%, 09/13/17	5,771
2,750	American Express Co., 7.000%, 03/19/18	3,385
	American Express Credit Corp.,
2,777	2.375%, 03/24/17	2,813
8,055	2.800%, 09/19/16	8,298
9,100	5.875%, 05/02/13	9,501
5,650	7.300%, 08/20/13	6,060
	American Honda Finance Corp.,
8,000	1.450%, 02/27/15 (e)	8,047
4,121	2.125%, 02/28/17 (e)	4,183
2,060	2.375%, 03/18/13 (e)	2,087
11,476	2.600%, 09/20/16 (e)	11,902
1,335	7.625%, 10/01/18 (e)	1,710
17,474	Capital One Bank USA N.A., 8.800%, 07/15/19	22,185
	Capital One Financial Corp.,
2,535	2.150%, 03/23/15	2,546
2,502	4.750%, 07/15/21	2,748
8,300	6.750%, 09/15/17	9,916
6,075	7.375%, 05/23/14	6,685
	HSBC Finance Corp.,
311	4.750%, 07/15/13	320
6,500	5.000%, 06/30/15	6,937
1,600	5.250%, 01/15/14	1,683
200	5.500%, 01/19/16	217
1,078	6.375%, 11/27/12	1,105
308	7.350%, 11/27/32	334
1,700	VAR, 0.717%, 01/15/14	1,655
	John Deere Capital Corp.,
3,250	2.250%, 04/17/19	3,328
2,491	3.150%, 10/15/21	2,625
450	4.500%, 04/03/13	465
4,750	5.250%, 10/01/12	4,823
3,943	PACCAR Financial Corp., 1.600%, 03/15/17	3,957
2,437	SLM Corp., 5.375%, 01/15/13	2,478
1,479	Springleaf Finance Corp., 5.375%, 10/01/12	1,457
	Toyota Motor Credit Corp.,
8,000	1.000%, 02/17/15	8,006
5,000	1.750%, 05/22/17	5,014
15,500	2.000%, 09/15/16	15,787
3,900	2.050%, 01/12/17	3,992
5,538	3.200%, 06/17/15	5,882

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Consumer Finance — Continued
2,002	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	2,014

		179,916

	Diversified Financial Services — 1.9%
12,875	Associates Corp. of North America, 6.950%, 11/01/18	14,400
18,700	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	18,731
	Bank of America Corp.,
2,385	3.625%, 03/17/16	2,360
5,500	4.900%, 05/01/13	5,632
2,715	5.000%, 05/13/21	2,725
6,500	5.625%, 10/14/16	6,831
17,700	5.625%, 07/01/20	18,332
7,980	5.650%, 05/01/18	8,312
9,255	5.700%, 01/24/22	9,832
4,635	5.750%, 12/01/17	4,823
3,300	5.875%, 01/05/21	3,445
5,000	6.500%, 08/01/16	5,414
3,000	7.375%, 05/15/14	3,237
3,500	7.625%, 06/01/19	4,001
7,420	Bank of America N.A., 5.300%, 03/15/17	7,554
1,552	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	1,760
6,049	Caisse Centrale Desjardins du Quebec, (Canada), 2.550%, 03/24/16 (e)	6,363
	Caterpillar Financial Services Corp.,
4,319	2.850%, 06/01/22	4,375
1,900	4.900%, 08/15/13	1,994
1,000	5.450%, 04/15/18	1,202
900	5.500%, 03/15/16	1,040
4,800	6.200%, 09/30/13	5,148
3,500	7.050%, 10/01/18	4,533
600	7.150%, 02/15/19	787
	Citigroup, Inc.,
5,628	2.650%, 03/02/15	5,584
8,500	4.450%, 01/10/17	8,767
11,602	4.587%, 12/15/15	12,075
1,500	4.700%, 05/29/15	1,558
5,400	4.750%, 05/19/15	5,626
5,286	5.000%, 09/15/14	5,405
8,570	5.375%, 08/09/20	9,211
1,000	5.500%, 02/15/17	1,030
2,054	5.875%, 01/30/42	2,186
1,575	6.000%, 12/13/13	1,654
13,500	6.000%, 08/15/17	14,636
7,525	6.010%, 01/15/15	8,062
5,350	6.125%, 11/21/17	5,788
3,675	6.375%, 08/12/14	3,941
2,400	6.500%, 08/19/13	2,520
700	6.875%, 03/05/38	821
2,850	8.125%, 07/15/39	3,780
14,375	8.500%, 05/22/19	17,606
	CME Group, Inc.,
4,050	5.400%, 08/01/13	4,266
3,850	5.750%, 02/15/14	4,158
1,225	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,445
	ERAC USA Finance LLC,
2,728	2.250%, 01/10/14 (e)	2,747
2,663	2.750%, 03/15/17 (e)	2,705
3,874	4.500%, 08/16/21 (e)	4,142
2,080	5.625%, 03/15/42 (e)	2,128
400	6.375%, 10/15/17 (e)	467
4,925	6.700%, 06/01/34 (e)	5,703
	FUEL Trust,
12,102	3.984%, 06/15/16 (e)	12,569
3,346	4.207%, 04/15/16 (e)	3,502
	General Electric Capital Corp.,
4,131	2.250%, 11/09/15	4,185
7,653	2.300%, 04/27/17	7,625
14,400	4.375%, 09/16/20	15,535
6,050	4.625%, 01/07/21	6,607
13,000	4.650%, 10/17/21	14,283
16,000	5.250%, 10/19/12	16,285
1,787	5.300%, 02/11/21	1,989
1,500	5.400%, 02/15/17	1,699
2,000	5.500%, 06/04/14	2,159
10,250	5.500%, 01/08/20	11,731
7,400	5.625%, 09/15/17	8,454
32,425	5.625%, 05/01/18	36,849
1,900	5.875%, 01/14/38	2,160
4,700	5.900%, 05/13/14	5,096
24,792	6.000%, 06/15/12	24,846
5,300	6.000%, 08/07/19	6,222
9,241	6.750%, 03/15/32	11,367
900	6.875%, 01/10/39	1,152
3,500	VAR, 0.637%, 02/15/17	3,294

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
10,530	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	11,031
	National Rural Utilities Cooperative Finance Corp.,
530	2.625%, 09/16/12	533
3,550	4.750%, 03/01/14	3,787
2,155	10.375%, 11/01/18	3,143
2,400	Textron Financial Corp., 5.400%, 04/28/13	2,471

		499,416

	Insurance — 1.3%
	ACE INA Holdings, Inc.,
3,636	2.600%, 11/23/15	3,771
2,000	5.600%, 05/15/15	2,241
	Aflac, Inc.,
2,077	2.650%, 02/15/17	2,123
2,371	4.000%, 02/15/22	2,470
2,118	6.450%, 08/15/40	2,473
1,500	8.500%, 05/15/19	1,984
5,750	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	7,032
5,000	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	5,216
	American International Group, Inc.,
3,284	4.250%, 05/15/13	3,348
2,800	5.450%, 05/18/17	3,011
1,425	5.600%, 10/18/16	1,545
	Aon Corp.,
2,483	3.125%, 05/27/16	2,580
2,012	3.500%, 09/30/15	2,103
1,668	6.250%, 09/30/40	2,118
16,966	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	17,158
	Berkshire Hathaway Finance Corp.,
3,000	2.450%, 12/15/15	3,134
2,594	3.000%, 05/15/22	2,599
4,640	4.400%, 05/15/42	4,665
3,800	4.600%, 05/15/13	3,948
750	5.000%, 08/15/13	788
11,700	5.400%, 05/15/18	13,811
1,300	5.750%, 01/15/40	1,570
	Berkshire Hathaway, Inc.,
11,564	3.400%, 01/31/22	11,988
5,859	3.750%, 08/15/21	6,229
1,130	Chubb Corp., 5.750%, 05/15/18	1,386
	CNA Financial Corp.,
6,800	5.850%, 12/15/14	7,317
5,063	5.875%, 08/15/20	5,543
	Jackson National Life Global Funding,
3,000	4.700%, 06/01/18 (e)	3,300
3,400	5.375%, 05/08/13 (e)	3,521
	Lincoln National Corp.,
2,569	4.200%, 03/15/22	2,573
1,625	4.850%, 06/24/21	1,700
1,970	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	2,192
	MassMutual Global Funding II,
16,000	2.000%, 04/05/17 (e)	16,185
2,714	2.300%, 09/28/15 (e)	2,799
1,628	2.875%, 04/21/14 (e)	1,681
5,150	3.625%, 07/16/12 (e)	5,166
7,358	MetLife Institutional Funding II, VAR, 1.368%, 04/04/14 (e)	7,382
815	MetLife, Inc., 6.817%, 08/15/18	989
	Metropolitan Life Global Funding I,
2,500	2.000%, 01/10/14 (e)	2,533
10,000	2.000%, 01/09/15 (e)	10,165
17,335	2.500%, 01/11/13 (e)	17,514
3,235	3.125%, 01/11/16 (e)	3,410
13,300	3.650%, 06/14/18 (e)	14,097
14,338	3.875%, 04/11/22 (e)	14,928
3,000	5.125%, 04/10/13 (e)	3,107
2,497	5.200%, 09/18/13 (e)	2,625
1,000	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	1,036
1,130	Nationwide Financial Services, 5.900%, 07/01/12	1,134
	Nationwide Mutual Insurance Co.,
1,000	6.600%, 04/15/34 (e)	992
12,430	9.375%, 08/15/39 (e)	16,339
	New York Life Global Funding,
6,200	1.300%, 01/12/15 (e)	6,230
6,300	3.000%, 05/04/15 (e)	6,618
5,910	4.650%, 05/09/13 (e)	6,111
5,914	5.375%, 09/15/13 (e)	6,251
	Pacific Life Global Funding,
4,000	5.000%, 05/15/17 (e)	4,233
2,500	5.150%, 04/15/13 (e)	2,584
4,100	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	5,324

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
6,400	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	6,861
1,600	Principal Life Global Funding I, 5.050%, 03/15/15 (e)	1,720
	Principal Life Income Funding Trusts,
5,900	5.100%, 04/15/14	6,256
2,215	5.300%, 12/14/12	2,267
2,900	5.300%, 04/24/13	3,017
11,540	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	15,387
1,070	Travelers Cos., Inc. (The), 5.800%, 05/15/18	1,295
3,200	Travelers Life & Annunity Global Funding I, 5.125%, 08/15/14 (e)	3,466
890	Travelers Property Casualty Corp., 5.000%, 03/15/13	920

		336,059

	Real Estate Investment Trusts (REITs) — 0.2%
	CommonWealth REIT,
7,010	5.875%, 09/15/20	7,310
2,800	6.250%, 08/15/16	2,963
3,890	6.650%, 01/15/18	4,220
2,909	ERP Operating LP, 4.625%, 12/15/21	3,171
	HCP, Inc.,
1,445	3.750%, 02/01/19	1,452
6,185	5.375%, 02/01/21	6,907
	Simon Property Group LP,
9,167	2.150%, 09/15/17	9,135
4,280	4.125%, 12/01/21	4,646
450	4.200%, 02/01/15	480
2,400	4.375%, 03/01/21	2,625
1,775	5.625%, 08/15/14	1,928
1,100	5.650%, 02/01/20	1,296
2,120	6.100%, 05/01/16	2,446
3,675	6.125%, 05/30/18	4,373
1,645	6.750%, 05/15/14	1,793
2,600	WEA Finance LLC, 7.125%, 04/15/18 (e)	3,099
10,077	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	11,992

		69,836

	Thrifts & Mortgage Finance — 0.1%
8,600	Countrywide Financial Corp., 6.250%, 05/15/16	8,850
24,170	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	24,374

		33,224

	Total Financials	2,341,926

	Health Care — 0.3%
	Biotechnology — 0.1%
	Amgen, Inc.,
7,000	3.875%, 11/15/21	7,330
1,188	4.500%, 03/15/20	1,300
4,500	4.950%, 10/01/41	4,523
14,500	5.150%, 11/15/41	14,953
2,348	5.650%, 06/15/42	2,597
1,975	5.700%, 02/01/19	2,320
3,541	5.750%, 03/15/40	3,956

		36,979

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
1,150	4.000%, 03/01/14	1,217
500	4.625%, 03/15/15	552
700	Becton Dickinson and Co., 5.000%, 05/15/19	828

		2,597

	Health Care Providers & Services — 0.1%
1,982	Aetna, Inc., 4.500%, 05/15/42	1,977
2,158	Medco Health Solutions, Inc., 2.750%, 09/15/15	2,226
6,640	UnitedHealth Group, Inc., 3.375%, 11/15/21	6,997
	WellPoint, Inc.,
4,694	3.125%, 05/15/22	4,680
3,877	4.625%, 05/15/42	3,907
492	5.875%, 06/15/17	582
340	7.000%, 02/15/19	429

		20,798

	Pharmaceuticals — 0.1%
350	Abbott Laboratories, 6.150%, 11/30/37	465
3,200	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	3,492
	GlaxoSmithKline Capital, Inc.,
1,000	4.375%, 04/15/14	1,069
3,100	5.650%, 05/15/18	3,727
2,100	6.375%, 05/15/38	2,872
1,040	Merck & Co., Inc., 6.000%, 09/15/17	1,278

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Pharmaceuticals — Continued
790	Wyeth, 6.450%, 02/01/24	1,062

		13,965

	Total Health Care	74,339

	Industrials — 0.9%
	Aerospace & Defense — 0.2%
2,350	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	2,769
5,328	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	6,118
	Boeing Co. (The),
250	3.500%, 02/15/15	268
500	4.875%, 02/15/20	604
1,500	Honeywell International, Inc., 5.300%, 03/01/18	1,790
	Lockheed Martin Corp.,
3,084	2.125%, 09/15/16	3,165
1,000	4.250%, 11/15/19	1,124
1,750	4.850%, 09/15/41	1,901
3,993	5.720%, 06/01/40	4,788
	United Technologies Corp.,
1,982	1.800%, 06/01/17	2,008
5,076	3.100%, 06/01/22	5,271
6,715	4.500%, 06/01/42	7,192
8,400	6.125%, 02/01/19	10,419

		47,417

	Airlines — 0.1%
1,632	American Airlines, 2011-1 Class A Pass- Through Trust, 5.250%, 01/31/21	1,689
5,690	American Airlines, 2011-2 Class A Pass- Through Trust, 8.625%, 10/15/21	5,974
543	Continental Airlines, 1999-2 Class C-2 Pass-Through Trust, 7.256%, 03/15/20	592
3,967	Continental Airlines, 2007-1 Class A Pass- Through Trust, 5.983%, 04/19/22	4,305
4,169	Delta Air Lines, 2010-2 Class A Pass- Through Trust, 4.950%, 05/23/19	4,398
1,417	Delta Air Lines, 2011-1 Class A Pass- Through Trust, 5.300%, 04/15/19	1,502

		18,460

	Commercial Services & Supplies — 0.1%
2,850	Allied Waste North America, Inc., 6.875%, 06/01/17	2,949
	Pitney Bowes, Inc.,
4,300	4.875%, 08/15/14	4,487
7,170	5.000%, 03/15/15	7,490
1,700	5.600%, 03/15/18	1,728
4,805	Republic Services, Inc., 3.550%, 06/01/22	4,870
	Waste Management, Inc.,
1,885	4.750%, 06/30/20	2,122
1,365	7.375%, 03/11/19	1,735
800	7.750%, 05/15/32	1,131

		26,512

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
1,677	1.625%, 05/08/17	1,674
2,333	2.875%, 05/08/22	2,328
1,035	4.375%, 05/08/42	1,068
5,475	Fluor Corp., 3.375%, 09/15/21	5,712

		10,782

	Industrial Conglomerates — 0.1%
3,748	Danaher Corp., 3.900%, 06/23/21	4,220
	Koninklijke Philips Electronics N.V., (Netherlands),
7,272	3.750%, 03/15/22	7,581
1,666	5.750%, 03/11/18	1,963
550	7.200%, 06/01/26	745
1,350	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	1,581
2,650	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	3,503
3,100	Tyco International Ltd./Tyco International Finance S.A., (Switzerland), 7.000%, 12/15/19	3,923

		23,516

	Machinery — 0.0% (g)
	Eaton Corp.,
2,650	5.600%, 05/15/18	3,143
2,000	7.625%, 04/01/24	2,776
775	Ingersoll-Rand Co., 6.391%, 11/15/27	943
775	Parker Hannifin Corp., 5.500%, 05/15/18	931

		7,793

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
4,261	3.050%, 03/15/22	4,321
2,080	3.450%, 09/15/21	2,185
1,418	3.600%, 09/01/20	1,511
5,250	5.400%, 06/01/41	6,042
3,660	5.650%, 05/01/17	4,294
1,675	5.750%, 03/15/18	2,009
3,617	5.750%, 05/01/40	4,333
600	6.700%, 08/01/28	751

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Road & Rail — Continued
1,300	7.000%, 02/01/14	1,429
1,300	7.290%, 06/01/36	1,736
	CSX Corp.,
1,986	4.250%, 06/01/21	2,185
3,900	5.500%, 04/15/41	4,412
1,700	6.250%, 04/01/15	1,944
700	7.375%, 02/01/19	895
4,000	7.900%, 05/01/17	5,004
2,420	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	2,868
	Norfolk Southern Corp.,
5,527	3.250%, 12/01/21	5,774
299	5.590%, 05/17/25	365
871	5.640%, 05/17/29	1,074
1,500	6.000%, 03/15/05	1,864
12,345	6.000%, 05/23/11	15,042
1,326	7.250%, 02/15/31	1,832
135	7.700%, 05/15/17	171
34	7.800%, 05/15/27	49
	Ryder System, Inc.,
3,197	2.500%, 03/01/17	3,222
2,690	3.600%, 03/01/16	2,842
	Union Pacific Corp.,
4,388	4.163%, 07/15/22	4,925
175	4.875%, 01/15/15	191
1,484	5.650%, 05/01/17	1,735
1,000	5.780%, 07/15/40	1,250
	United Parcel Service of America, Inc.,
2,350	8.375%, 04/01/20	3,309
600	SUB, 8.375%, 04/01/30	890

		90,454

	Total Industrials	224,934

	Information Technology — 0.8%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
1,500	5.500%, 02/22/16	1,742
4,660	5.500%, 01/15/40	5,735
4,990	5.900%, 02/15/39	6,318

		13,795

	Computers & Peripherals — 0.3%
	Dell, Inc.,
6,526	3.100%, 04/01/16	6,925
2,200	4.625%, 04/01/21	2,446
1,220	5.650%, 04/15/18	1,433
1,900	7.100%, 04/15/28	2,414
	Hewlett-Packard Co.,
7,503	2.600%, 09/15/17	7,404
650	2.950%, 08/15/12	652
6,079	4.050%, 09/15/22	6,013
7,667	4.300%, 06/01/21	7,793
4,687	4.375%, 09/15/21	4,756
1,900	4.750%, 06/02/14	2,011
2,525	5.400%, 03/01/17	2,797
20,000	6.000%, 09/15/41	21,763
5,400	6.125%, 03/01/14	5,803

		72,210

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
3,260	3.375%, 11/01/15	3,405
4,635	6.000%, 04/01/20	5,160
4,265	6.875%, 07/01/13	4,521
3,600	7.500%, 01/15/27	4,174

		17,260

	IT Services — 0.1%
	HP Enterprise Services LLC,
2,950	6.000%, 08/01/13	3,109
2,420	7.450%, 10/15/29	3,000
	International Business Machines Corp.,
5,532	1.250%, 02/06/17	5,514
8,500	1.875%, 05/15/19	8,564
5,151	1.950%, 07/22/16	5,344
3,950	5.700%, 09/14/17	4,750
660	6.220%, 08/01/27	871
4,500	7.625%, 10/15/18	5,995
450	8.000%, 10/15/38	769

		37,916

	Office Electronics — 0.0% (g)
	Xerox Corp.,
1,961	2.950%, 03/15/17	1,977
1,770	4.500%, 05/15/21	1,825
5,050	5.625%, 12/15/19	5,744
3,200	6.750%, 02/01/17	3,745
310	8.250%, 05/15/14	347

		13,638

	Semiconductors & Semiconductor Equipment — 0.1%
4,883	Intel Corp., 3.300%, 10/01/21	5,193

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Semiconductors & Semiconductor Equipment — Continued
8,285	National Semiconductor Corp., 6.600%, 06/15/17	10,297
5,000	Texas Instruments, Inc., 1.375%, 05/15/14	5,063

		20,553

	Software — 0.1%
1,796	Intuit, Inc., 5.750%, 03/15/17	2,076
	Microsoft Corp.,
7,590	1.625%, 09/25/15	7,844
1,214	4.500%, 10/01/40	1,391
	Oracle Corp.,
5,300	5.000%, 07/08/19	6,334
2,320	5.250%, 01/15/16	2,676
3,400	5.750%, 04/15/18	4,123
2,565	6.125%, 07/08/39	3,351
1,950	6.500%, 04/15/38	2,654

		30,449

	Total Information Technology	205,821

	Materials — 0.5%
	Chemicals — 0.3%
850	Air Products & Chemicals, Inc., 4.150%, 02/01/13	870
	Dow Chemical Co. (The),
3,156	4.125%, 11/15/21	3,313
4,831	4.250%, 11/15/20	5,137
1,926	5.250%, 11/15/41	2,071
650	6.000%, 10/01/12	660
1,345	7.375%, 11/01/29	1,781
6,770	7.600%, 05/15/14	7,566
2,044	8.550%, 05/15/19	2,704
	E.I. du Pont de Nemours & Co.,
3,706	1.950%, 01/15/16	3,841
125	4.125%, 03/06/13	128
500	4.875%, 04/30/14	540
2,150	4.900%, 01/15/41	2,491
1,500	5.600%, 12/15/36	1,923
5,000	6.000%, 07/15/18	6,194
1,000	Ecolab, Inc., 5.500%, 12/08/41	1,167
3,750	Monsanto Co., 7.375%, 08/15/12	3,797
	Mosaic Co. (The),
2,201	3.750%, 11/15/21	2,303
501	4.875%, 11/15/41	532
	Potash Corp. of Saskatchewan, Inc., (Canada),
1,450	4.875%, 03/01/13	1,492
3,800	6.500%, 05/15/19	4,816
	PPG Industries, Inc.,
1,144	5.500%, 11/15/40	1,386
2,150	5.750%, 03/15/13	2,233
6,250	6.650%, 03/15/18	7,747
2,100	9.000%, 05/01/21	2,882
	Praxair, Inc.,
850	4.375%, 03/31/14	906
1,900	4.625%, 03/30/15	2,102
480	5.200%, 03/15/17	564
1,295	5.250%, 11/15/14	1,434
	Union Carbide Corp.,
6,050	7.500%, 06/01/25	7,301
6,600	7.750%, 10/01/96	7,622

		87,503

	Construction Materials — 0.0% (g)
1,666	CRH America, Inc., 6.000%, 09/30/16	1,834

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
1,877	1.000%, 02/24/15	1,881
6,223	1.625%, 02/24/17	6,258
1,600	5.400%, 03/29/17	1,870
1,150	5.500%, 04/01/14	1,248
2,750	6.500%, 04/01/19	3,509
9,702	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 03/01/17	9,564
1,970	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	2,296
	Rio Tinto Finance USA Ltd., (Australia),
1,280	3.500%, 11/02/20	1,345
3,755	3.750%, 09/20/21	4,013
1,585	8.950%, 05/01/14	1,815
2,000	9.000%, 05/01/19	2,748
		36,547

	Total Materials	125,884

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.9%
270	AT&T Corp., 8.000%, 11/15/31	401
	AT&T, Inc.,
7,000	4.450%, 05/15/21	7,985
8,300	4.950%, 01/15/13	8,529
1,120	5.100%, 09/15/14	1,224
10,603	5.350%, 09/01/40	11,949

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
2,925	5.500%, 02/01/18	3,458
1,300	5.600%, 05/15/18	1,551
2,295	5.625%, 06/15/16	2,669
7,200	6.300%, 01/15/38	8,909
500	6.800%, 05/15/36	646
2,350	Bellsouth Capital Funding Corp., 7.120%, 07/15/97	2,907
	BellSouth Corp.,
4,550	5.200%, 09/15/14	4,956
1,000	6.550%, 06/15/34	1,184
3,840	6.875%, 10/15/31	4,744
	BellSouth Telecommunications, Inc.,
1,390	6.300%, 12/15/15	1,470
1,200	6.375%, 06/01/28	1,424
1,200	7.000%, 10/01/25	1,515
2,300	7.000%, 12/01/95	2,797
	British Telecommunications plc, (United Kingdom),
5,000	5.150%, 01/15/13	5,128
2,800	5.950%, 01/15/18	3,249
300	9.625%, 12/15/30	453
4,500	Centel Capital Corp., 9.000%, 10/15/19	5,241
	CenturyLink, Inc.,
9,400	6.450%, 06/15/21	9,738
6,000	7.600%, 09/15/39	5,710
	Deutsche Telekom International Finance B.V., (Netherlands),
2,555	2.250%, 03/06/17 (e)	2,530
4,200	4.875%, 07/08/14	4,476
2,327	4.875%, 03/06/42 (e)	2,227
785	5.250%, 07/22/13	822
2,025	6.000%, 07/08/19	2,413
5,800	8.750%, 06/15/30	8,007
	France Telecom S.A., (France),
4,236	2.750%, 09/14/16	4,292
6,350	8.500%, 03/01/31	8,729
	GTE Corp.,
18,000	6.840%, 04/15/18	22,123
3,400	6.940%, 04/15/28	4,325
1,000	8.750%, 11/01/21	1,426
8,149	Qwest Corp., 6.750%, 12/01/21	9,098
	Telecom Italia Capital S.A., (Luxembourg),
4,360	4.950%, 09/30/14	4,251
2,300	5.250%, 11/15/13	2,288
2,650	6.175%, 06/18/14	2,637
2,125	6.999%, 06/04/18	2,117
	Telefonica Emisiones S.A.U., (Spain),
2,258	5.462%, 02/16/21	2,017
4,000	5.855%, 02/04/13	4,018
1,500	5.877%, 07/15/19	1,400
3,250	6.221%, 07/03/17	3,134
2,400	6.421%, 06/20/16	2,358
	Verizon Communications, Inc.,
2,175	5.500%, 02/15/18	2,575
250	5.550%, 02/15/16	288
1,443	5.850%, 09/15/35	1,766
1,100	6.400%, 02/15/38	1,413
4,400	7.350%, 04/01/39	6,273
1,500	8.750%, 11/01/18	2,051
17,610	Verizon Global Funding Corp., 7.750%, 12/01/30	24,834
3,100	Verizon Maryland, Inc., 7.150%, 05/01/23	3,241
900	Verizon New England, Inc., 4.750%, 10/01/13	943
880	Verizon New York, Inc., 7.375%, 04/01/32	1,103
5,232	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	6,946
2,788	Verizon Virginia, Inc., 4.625%, 03/15/13	2,872

		246,830

	Wireless Telecommunication Services — 0.1%
4,274	America Movil S.A.B. de C.V., (Mexico), 2.375%, 09/08/16	4,313
1,500	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	1,611
2,780	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	2,833
	Vodafone Group plc, (United Kingdom),
8,300	1.625%, 03/20/17	8,264
5,125	5.000%, 09/15/15	5,742
753	5.450%, 06/10/19	904

		23,667

	Total Telecommunication Services	270,497

	Utilities — 1.5%
	Electric Utilities — 1.1%
2,123	Alabama Power Co., 6.125%, 05/15/38	2,819
2,250	Appalachian Power Co., 6.700%, 08/15/37	2,923
	Arizona Public Service Co.,
2,144	4.500%, 04/01/42	2,303
1,110	4.650%, 05/15/15	1,214

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
3,385	5.050%, 09/01/41	4,029
	Carolina Power & Light Co.,
3,246	2.800%, 05/15/22	3,311
3,602	3.000%, 09/15/21	3,772
2,103	4.100%, 05/15/42	2,189
2,177	5.125%, 09/15/13	2,299
2,000	5.300%, 01/15/19	2,410
	CenterPoint Energy Houston Electric LLC,
3,100	5.750%, 01/15/14	3,329
3,725	7.000%, 03/01/14	4,101
3,450	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	4,310
5,342	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	5,596
925	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	1,105
3,078	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	3,976
1,498	Consumers Energy Co., 2.850%, 05/15/22	1,527
	Duke Energy Carolinas LLC,
1,369	4.250%, 12/15/41	1,461
1,991	4.300%, 06/15/20	2,292
1,400	5.100%, 04/15/18	1,659
1,795	5.625%, 11/30/12	1,838
	Duke Energy Corp.,
4,251	2.150%, 11/15/16	4,375
2,966	3.550%, 09/15/21	3,164
1,875	3.950%, 09/15/14	1,994
	Duke Energy Indiana, Inc.,
2,260	3.750%, 07/15/20	2,496
3,100	6.350%, 08/15/38	4,296
	Enel Finance International N.V., (Netherlands),
6,030	5.125%, 10/07/19 (e)	5,698
1,000	6.000%, 10/07/39 (e)	807
	Exelon Generation Co. LLC,
6,000	4.000%, 10/01/20	6,224
1,857	5.750%, 10/01/41	2,160
	Florida Power & Light Co.,
550	5.625%, 04/01/34	692
3,900	5.950%, 10/01/33	5,106
1,000	5.950%, 02/01/38	1,337
	Florida Power Corp.,
500	4.800%, 03/01/13	515
1,125	5.650%, 06/15/18	1,363
700	6.400%, 06/15/38	961
	Georgia Power Co.,
400	5.950%, 02/01/39	522
1,100	6.000%, 11/01/13	1,182
1,507	Great Plains Energy, Inc., 4.850%, 06/01/21	1,635
1,800	Hydro Quebec, (Canada), 9.400%, 02/01/21	2,734
1,085	Indiana Michigan Power Co., 7.000%, 03/15/19	1,366
300	Jersey Central Power & Light Co., 7.350%, 02/01/19	386
4,718	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	5,325
10,000	Kansas City Power & Light Co., 5.300%, 10/01/41	11,177
134	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	136
700	MidAmerican Energy Co., 5.300%, 03/15/18	827
	Nevada Power Co.,
367	5.375%, 09/15/40	437
3,740	5.450%, 05/15/41	4,579
2,250	6.500%, 08/01/18	2,786
1,825	7.125%, 03/15/19	2,348
	NextEra Energy Capital Holdings, Inc.,
900	5.350%, 06/15/13	940
1,200	6.000%, 03/01/19	1,412
1,600	7.875%, 12/15/15	1,931
1,625	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	1,849
	Nisource Finance Corp.,
1,800	4.450%, 12/01/21	1,901
7,500	5.800%, 02/01/42	8,519
1,164	6.150%, 03/01/13	1,206
2,500	Northern States Power Co., 6.250%, 06/01/36	3,450
	Ohio Power Co.,
2,400	5.750%, 09/01/13	2,539
1,550	6.050%, 05/01/18	1,858
	Oncor Electric Delivery Co. LLC,
820	5.950%, 09/01/13	872
6,150	6.800%, 09/01/18	7,328
1,200	7.000%, 09/01/22	1,474
	Pacific Gas & Electric Co.,
1,411	3.250%, 09/15/21	1,490

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
1,875	4.450%, 04/15/42	1,998
7,260	4.500%, 12/15/41	7,797
1,980	5.625%, 11/30/17	2,387
750	8.250%, 10/15/18	1,014
	PacifiCorp,
1,000	3.850%, 06/15/21	1,103
250	5.500%, 01/15/19	301
2,850	5.650%, 07/15/18	3,433
900	Peco Energy Co., 5.350%, 03/01/18	1,075
900	Pennsylvania Electric Co., 6.050%, 09/01/17	1,036
1,320	Potomac Electric Power Co., 6.500%, 11/15/37	1,839
	Progress Energy, Inc.,
3,769	3.150%, 04/01/22	3,807
3,778	4.400%, 01/15/21	4,275
730	6.050%, 03/15/14	793
1,480	7.750%, 03/01/31	2,116
	PSEG Power LLC,
800	4.150%, 09/15/21	848
2,411	5.125%, 04/15/20	2,717
2,190	5.500%, 12/01/15	2,467
1,255	8.625%, 04/15/31	1,863
	Public Service Co. of Colorado,
1,160	3.200%, 11/15/20	1,257
275	5.800%, 08/01/18	328
	Public Service Co. of Oklahoma,
1,964	4.400%, 02/01/21	2,186
3,350	6.625%, 11/15/37	4,381
	Public Service Electric & Gas Co.,
825	5.300%, 05/01/18	990
1,138	5.375%, 11/01/39	1,449
5,300	6.330%, 11/01/13	5,700
3,000	San Diego Gas & Electric Co., 3.950%, 11/15/41	3,152
	Southern California Edison Co.,
988	3.875%, 06/01/21	1,107
3,800	3.900%, 12/01/41	3,876
1,200	4.150%, 09/15/14	1,293
1,400	5.500%, 08/15/18	1,700
1,650	5.750%, 03/15/14	1,796
645	5.950%, 02/01/38	856
2,450	6.050%, 03/15/39	3,312
	Southern Co.,
2,973	1.950%, 09/01/16	3,040
580	4.150%, 05/15/14	614
1,417	Southern Power Co., 5.150%, 09/15/41	1,562
3,400	Southwestern Public Service Co., 8.750%, 12/01/18	4,615
	Spectra Energy Capital LLC,
2,900	5.500%, 03/01/14	3,064
350	5.668%, 08/15/14	379
3,645	6.250%, 02/15/13	3,762
1,000	7.500%, 09/15/38	1,337
3,850	8.000%, 10/01/19	5,010
	Virginia Electric and Power Co.,
776	2.950%, 01/15/22	800
2,550	5.100%, 11/30/12	2,606
4,600	5.400%, 04/30/18	5,532
800	5.950%, 09/15/17	979

		279,412

	Gas Utilities — 0.2%
	AGL Capital Corp.,
5,139	3.500%, 09/15/21	5,370
1,700	4.450%, 04/15/13	1,746
11,728	5.875%, 03/15/41	14,676
6,700	6.375%, 07/15/16	7,785
3,270	ANR Pipeline Co., 9.625%, 11/01/21	4,972
	Atmos Energy Corp.,
320	5.125%, 01/15/13	328
690	8.500%, 03/15/19	928
2,454	Boston Gas Co., 4.487%, 02/15/42 (e)	2,653
	CenterPoint Energy Resources Corp.,
1,000	4.500%, 01/15/21	1,099
530	6.125%, 11/01/17	621
1,037	Southern California Gas Co., 4.800%, 10/01/12	1,051
	TransCanada PipeLines Ltd., (Canada),
1,515	4.000%, 06/15/13	1,567
1,500	6.200%, 10/15/37	1,933
1,900	6.500%, 08/15/18	2,391
2,650	7.125%, 01/15/19	3,417
2,100	7.250%, 08/15/38	3,013

		53,550

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Independent Power Producers & Energy Traders — 0.0% (g)
9,500	PPL Energy Supply LLC, 4.600%, 12/15/21	9,925

	Multi-Utilities — 0.2%
3,780	CenterPoint Energy, Inc., 6.500%, 05/01/18	4,532
	Dominion Resources, Inc.,
2,052	4.900%, 08/01/41	2,305
5,650	5.250%, 08/01/33	6,726
590	6.000%, 11/30/17	708
1,879	6.250%, 06/30/12	1,887
1,200	7.000%, 06/15/38	1,693
1,600	8.875%, 01/15/19	2,205
4,650	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	4,691
1,625	MidAmerican Energy Holdings Co., 5.750%, 04/01/18	1,932
1,550	PG&E Corp., 5.750%, 04/01/14	1,679
	Sempra Energy,
1,500	6.000%, 10/15/39	1,903
2,300	6.150%, 06/15/18	2,778
900	6.500%, 06/01/16	1,071
2,760	8.900%, 11/15/13	3,061
8,150	9.800%, 02/15/19	11,440
	Wisconsin Electric Power Co.,
261	2.950%, 09/15/21	273
1,400	6.000%, 04/01/14	1,534
1,295	6.250%, 12/01/15	1,510
	Xcel Energy, Inc.,
601	4.700%, 05/15/20	697
924	4.800%, 09/15/41	1,031

		53,656

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
4,625	6.085%, 10/15/17	5,447
3,740	6.593%, 10/15/37	4,738

		10,185

	Total Utilities	406,728

	Total Corporate Bonds (Cost $4,201,021)	4,472,883

Foreign Government Securities — 0.6%
	Israel Government AID Bond, (Israel),
12,000	Zero Coupon, 08/15/17	11,296
10,000	Zero Coupon, 03/15/18	9,299
33,638	Zero Coupon, 08/15/18	30,974
3,345	Zero Coupon, 11/01/19	2,963
5,010	Zero Coupon, 08/15/20	4,310
4,000	Zero Coupon, 11/01/23	2,981
24,700	Zero Coupon, 11/01/24	17,575
2,500	Zero Coupon, 11/15/26	1,640
3,040	Province of Manitoba, (Canada), 2.125%, 04/22/13	3,086
	Province of Ontario, (Canada),
16,000	0.950%, 05/26/15	16,035
5,500	2.700%, 06/16/15	5,792
12,250	2.950%, 02/05/15	12,936
560	Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	832
	United Mexican States, (Mexico),
5,856	4.750%, 03/08/44	5,915
5,706	5.750%, 10/12/10	6,063
2,035	5.875%, 01/15/14	2,177
3,398	6.375%, 01/16/13	3,500
850	6.625%, 03/03/15	963
4,881	7.500%, 04/08/33	6,809
2,925	8.300%, 08/15/31	4,358

	Total Foreign Government Securities (Cost $140,100)	149,504

Mortgage Pass-Through Securities — 13.6%
	Federal Home Loan Mortgage Corp.,
80	ARM, 2.082%, 07/01/19	84
186	ARM, 2.175%, 01/01/27	197
684	ARM, 2.300%, 04/01/37	730
712	ARM, 2.336%, 08/01/36	756
2,164	ARM, 2.345%, 10/01/36	2,310
72	ARM, 2.352%, 04/01/30	77
887	ARM, 2.355%, 12/01/33	938
1,812	ARM, 2.375%, 07/01/26 - 01/01/35	1,915
4,581	ARM, 2.393%, 05/01/33	4,854
9,349	ARM, 2.414%, 07/01/36 - 12/01/36	9,971
598	ARM, 2.415%, 01/01/37	637
4,657	ARM, 2.448%, 05/01/36	4,897
5,172	ARM, 2.466%, 10/01/36	5,533
7,950	ARM, 2.470%, 12/01/36	8,510
801	ARM, 2.473%, 11/01/36	853
1,910	ARM, 2.476%, 08/01/36	2,035
2,479	ARM, 2.480%, 10/01/36	2,632
10,244	ARM, 2.488%, 08/01/36	10,912
1,519	ARM, 2.494%, 07/01/36	1,612

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
3,545	ARM, 2.498%, 09/01/32 - 10/01/36	3,794
3,571	ARM, 2.499%, 11/01/36	3,808
3,215	ARM, 2.521%, 09/01/34	3,409
2,181	ARM, 2.532%, 10/01/36	2,335
3,266	ARM, 2.567%, 09/01/36	3,474
697	ARM, 2.581%, 08/01/35	743
975	ARM, 2.598%, 02/01/36	1,038
1,251	ARM, 2.617%, 07/01/37	1,323
8,330	ARM, 2.676%, 03/01/37	8,985
2,346	ARM, 2.776%, 12/01/35	2,494
719	ARM, 2.785%, 10/01/36	760
4,793	ARM, 2.807%, 09/01/36	5,132
1,625	ARM, 2.857%, 04/01/34	1,734
280	ARM, 2.859%, 02/01/37	300
4,700	ARM, 2.860%, 02/01/37	4,978
2,760	ARM, 2.882%, 10/01/36	2,949
6,220	ARM, 2.929%, 12/01/36	6,630
2,887	ARM, 2.961%, 01/01/37	3,066
3,141	ARM, 2.990%, 02/01/37	3,380
484	ARM, 3.063%, 12/01/36	515
1,334	ARM, 3.085%, 05/01/37	1,429
5,812	ARM, 3.125%, 05/01/37	6,213
4,934	ARM, 3.159%, 03/01/36	5,268
2,541	ARM, 3.168%, 04/01/37	2,713
1,507	ARM, 3.220%, 03/01/37	1,609
1,012	ARM, 3.226%, 03/01/37	1,080
2,379	ARM, 3.239%, 05/01/38	2,543
684	ARM, 3.266%, 02/01/37	731
5,605	ARM, 3.364%, 03/01/36	6,041
5,647	ARM, 3.408%, 11/01/36 - 05/01/37	6,026
1,263	ARM, 3.425%, 05/01/36	1,344
2,261	ARM, 3.477%, 05/01/37	2,401
2,990	ARM, 3.531%, 05/01/37	3,194
742	ARM, 3.798%, 05/01/37	789
3,339	ARM, 3.838%, 04/01/38	3,562
5,837	ARM, 4.908%, 02/01/36	6,261
10,084	ARM, 5.001%, 01/01/35	10,809
3,579	ARM, 5.068%, 07/01/36	3,838
4,107	ARM, 5.587%, 05/01/36	4,413
3,807	ARM, 5.626%, 06/01/37	4,135
2,749	ARM, 5.756%, 06/01/36	2,948
1,064	ARM, 5.885%, 04/01/37	1,155
10,494	ARM, 6.024%, 11/01/36	11,174
10,659	ARM, 6.029%, 06/01/36	11,452
868	ARM, 6.393%, 02/01/37	944
1,137	ARM, 6.415%, 11/01/37	1,234
787	ARM, 6.436%, 12/01/36	854
2,685	ARM, 6.601%, 11/01/36	2,906
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
2,391	4.000%, 06/01/18 - 05/01/19	2,531
2,379	4.500%, 08/01/18 - 10/01/18	2,543
10,768	5.000%, 10/01/17 - 12/01/18	11,576
50,489	5.500%, 06/01/17 - 02/01/24	54,864
24,381	6.000%, 04/01/17 - 03/01/22	26,152
3,904	6.500%, 07/01/16 - 03/01/22	4,168
37	7.000%, 09/01/12 - 04/01/17	40
1	7.500%, 10/01/14 - 11/01/15	1
6	8.500%, 11/01/15	6
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
4,236	5.500%, 01/01/23 - 11/01/23	4,647
342	6.000%, 12/01/22	378
2,543	6.500%, 12/01/13 - 01/01/28	2,856
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
3,676	4.000%, 10/01/33	3,921
74,053	4.500%, 05/01/41	79,197
113,608	5.000%, 01/01/34 - 08/01/40	122,742
31,821	5.500%, 01/01/33 - 03/01/40	34,833
3,231	6.000%, 10/01/29 - 12/01/36	3,604
16,842	6.500%, 08/01/29 - 03/01/38	19,201
4,378	7.000%, 04/01/22 - 02/01/37	5,181
9,020	7.500%, 08/01/25 - 09/01/38	11,152
42	8.000%, 07/01/20 - 11/01/24	50
118	8.500%, 07/01/28	145
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
14,820	7.500%, 01/01/32 - 12/01/36	17,475
8,463	10.000%, 10/01/30	10,074
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
10,647	5.500%, 04/01/18	11,502
10,661	6.000%, 02/01/33 - 11/01/36	11,776
36,637	6.500%, 12/01/35 - 06/01/37	41,019
754	7.000%, 07/01/29 - 08/01/47	853
1,701	10.000%, 03/17/26	1,863
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
19	12.000%, 08/01/15 - 07/01/19	21

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
	Federal National Mortgage Association,
57	ARM, 1.888%, 03/01/19	57
724	ARM, 1.945%, 08/01/34	756
433	ARM, 2.124%, 11/01/34	456
4,481	ARM, 2.126%, 01/01/36	4,689
1,370	ARM, 2.151%, 09/01/33	1,433
317	ARM, 2.159%, 08/01/35	332
1,811	ARM, 2.180%, 01/01/37	1,906
199	ARM, 2.182%, 07/01/34	210
4,860	ARM, 2.184%, 09/01/36	5,120
2,477	ARM, 2.214%, 02/01/37	2,599
1,912	ARM, 2.230%, 07/01/35	2,021
9,421	ARM, 2.235%, 01/01/35	9,958
805	ARM, 2.241%, 10/01/34	851
1,508	ARM, 2.271%, 08/01/36	1,593
645	ARM, 2.284%, 02/01/35	682
1,151	ARM, 2.295%, 11/01/33	1,220
923	ARM, 2.339%, 09/01/35	982
1,050	ARM, 2.350%, 09/01/36	1,104
187	ARM, 2.352%, 09/01/34	199
743	ARM, 2.358%, 11/01/34	789
1,878	ARM, 2.362%, 01/01/36	1,987
2,010	ARM, 2.364%, 04/01/35	2,133
1,390	ARM, 2.375%, 09/01/36	1,483
1,332	ARM, 2.377%, 05/01/35	1,396
627	ARM, 2.385%, 08/01/34	667
2,525	ARM, 2.417%, 10/01/36	2,692
1,065	ARM, 2.423%, 08/01/33	1,130
1,858	ARM, 2.424%, 06/01/34	1,966
524	ARM, 2.460%, 01/01/35	554
12	ARM, 2.505%, 01/01/19	12
1,918	ARM, 2.520%, 07/01/36	2,046
1,326	ARM, 2.539%, 10/01/34	1,405
566	ARM, 2.560%, 09/01/33	604
301	ARM, 2.565%, 01/01/34	320
1,950	ARM, 2.570%, 09/01/36	2,086
1,185	ARM, 2.581%, 03/01/35	1,264
4,343	ARM, 2.592%, 08/01/36	4,642
6,110	ARM, 2.633%, 06/01/36	6,547
7,759	ARM, 2.651%, 12/01/36	8,297
2,428	ARM, 2.675%, 02/01/37	2,590
730	ARM, 2.685%, 04/01/34	779
194	ARM, 2.720%, 05/01/35	206
5	ARM, 2.750%, 08/01/19	5
1,305	ARM, 2.753%, 06/01/36	1,399
2,144	ARM, 2.798%, 12/01/36	2,299
1,826	ARM, 2.808%, 06/01/36	1,957
4,530	ARM, 2.821%, 04/01/37	4,853
8,512	ARM, 2.825%, 10/01/36	9,094
1,263	ARM, 2.843%, 01/01/37	1,351
2,582	ARM, 2.941%, 11/01/36	2,754
1,042	ARM, 2.976%, 05/01/36	1,110
233	ARM, 3.059%, 09/01/27	245
683	ARM, 3.144%, 02/01/36	725
2,150	ARM, 3.184%, 10/01/35	2,286
146	ARM, 3.199%, 01/01/36	155
18,291	ARM, 3.208%, 03/01/36	19,429
5,712	ARM, 3.693%, 11/01/37	6,032
214	ARM, 3.888%, 03/01/29	228
8,040	ARM, 3.906%, 07/01/37	8,551
1,660	ARM, 3.947%, 11/01/36	1,778
9,578	ARM, 4.740%, 12/01/37	10,247
464	ARM, 5.004%, 01/01/34	500
6,908	ARM, 5.128%, 08/01/37	7,406
1,779	ARM, 5.209%, 11/01/37	1,887
3,141	ARM, 5.230%, 01/01/38	3,375
1,811	ARM, 5.381%, 07/01/37	1,923
1,068	ARM, 5.534%, 08/01/36	1,154
1,793	ARM, 5.585%, 07/01/37	1,916
19,230	ARM, 5.611%, 01/01/23	21,002
336	ARM, 5.799%, 07/01/37	357
2,371	ARM, 5.862%, 09/01/37	2,581
1,765	ARM, 5.985%, 09/01/37	1,936
2,338	ARM, 5.996%, 09/01/37	2,526
6,822	ARM, 6.083%, 09/01/36	7,375
3,876	ARM, 6.186%, 08/01/36	4,226
726	ARM, 6.204%, 09/01/37	775
1,184	ARM, 6.320%, 09/01/37	1,290
	Federal National Mortgage Association, 15 Year, Single Family,
619	3.500%, 04/01/19	652
7,341	4.000%, 07/01/18 - 12/01/20	7,852
27,467	4.500%, 05/01/18 - 12/01/19	29,681
31,208	5.000%, 12/01/16 - 08/01/24	33,935
28,813	5.500%, 02/01/18 - 07/01/20	31,430
61,841	6.000%, 06/01/16 - 07/01/24	67,603
7,777	6.500%, 05/01/13 - 02/01/24	8,609
904	7.000%, 03/01/17 - 11/01/17	969
23	7.500%, 10/01/12 - 03/01/17	25
9	8.000%, 11/01/12 - 11/01/15	9

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
	Federal National Mortgage Association, 20 Year, Single Family,
1,137	5.000%, 10/01/25	1,244
3,839	5.500%, 07/01/25	4,226
38,426	6.000%, 04/01/24 - 09/01/29	42,373
7,477	6.500%, 05/01/22 - 08/01/26	8,418
	Federal National Mortgage Association, 30 Year, FHA/VA,
261	6.000%, 09/01/33	294
458	6.500%, 03/01/29	534
71	7.000%, 02/01/33	85
104	8.000%, 06/01/28	126
81	8.500%, 08/01/27 - 02/01/30	92
117	9.000%, 05/01/18 - 12/01/30	123
35	9.500%, 12/01/18	40
	Federal National Mortgage Association, 30 Year, Single Family,
1,390	4.000%, 12/01/33	1,487
2,750	4.500%, 11/01/33 - 09/01/34	2,962
86,929	5.000%, 06/01/33 - 08/01/40	94,872
120,573	5.500%, 11/01/32 - 12/01/39	132,348
55,140	6.000%, 12/01/28 - 11/01/38	61,723
110,161	6.500%, 11/01/29 - 10/01/38	125,362
54,632	7.000%, 01/01/24 - 01/01/39	63,489
31,254	7.500%, 11/01/22 - 04/01/39	37,862
1,596	8.000%, 03/01/21 - 01/01/38	1,962
43	8.500%, 07/01/24 - 06/01/25	51
4	9.000%, 04/01/26	4
24	9.500%, 07/01/28	28
18	10.000%, 02/01/24	19
19	12.500%, 01/01/16	21
	Federal National Mortgage Association, Other,
7,000	VAR, 0.841%, 03/01/22	7,040
12,000	VAR, 0.849%, 04/01/22	12,023
15,895	VAR, 0.861%, 12/01/20	16,090
13,936	VAR, 0.981%, 01/01/19	13,995
18,012	VAR, 1.010%, 04/01/22	18,050
9,967	VAR, 1.041%, 03/01/22	10,090
602	VAR, 2.500%, 08/01/34	638
5,930	VAR, 6.070%, 11/01/18	6,447
9,935	1.940%, 01/01/17	10,171
10,000	1.990%, 01/01/17	9,991
7,000	2.100%, 07/02/42	7,079
20,000	2.140%, 04/01/19	20,493
10,011	2.190%, 05/01/19	10,251
7,500	2.200%, 07/13/42	7,617
15,000	2.370%, 07/30/42	15,394
16,000	2.450%, 06/01/19	16,558
4,759	2.490%, 10/01/17	4,980
9,000	2.600%, 07/02/42	9,079
5,800	2.620%, 10/01/17	6,101
4,000	2.690%, 10/01/17	4,219
10,000	2.690%, 07/23/42	10,125
17,426	2.700%, 04/01/22	18,062
12,000	2.740%, 05/01/22	12,438
9,973	2.750%, 03/01/22	10,220
15,550	2.760%, 06/29/42	15,822
15,000	2.860%, 05/01/22	15,655
9,988	2.900%, 05/01/22	10,300
10,987	2.940%, 05/01/22	11,372
33,934	2.970%, 11/01/18 - 03/01/22	35,844
2,977	2.990%, 02/01/22	3,137
5,000	3.000%, 02/01/22	5,272
6,896	3.020%, 05/01/22	7,270
9,471	3.030%, 01/01/22	9,965
12,000	3.040%, 12/01/18	12,822
8,360	3.060%, 02/01/22	8,812
14,380	3.080%, 03/01/22 - 04/01/22	15,227
25,349	3.090%, 01/01/22 - 02/01/22	26,900
7,791	3.100%, 05/01/22	8,348
21,988	3.120%, 01/01/22 - 05/01/22	23,359
28,071	3.140%, 02/01/22 - 03/01/22	29,786
8,000	3.200%, 01/01/22	8,550
3,000	3.210%, 03/01/22	3,195
6,000	3.230%, 11/01/20	6,434
7,880	3.270%, 11/01/20	8,465
8,000	3.290%, 10/01/20	8,650
3,977	3.310%, 12/01/21	4,279
6,500	3.350%, 11/01/20	7,015
8,000	3.360%, 10/01/20	8,643
10,000	3.380%, 01/01/18	10,838
2,655	3.390%, 08/01/17	2,867
3,618	3.400%, 10/01/21	3,918
19,765	3.430%, 09/01/20 - 11/01/21	21,427
8,500	3.480%, 12/01/20	9,247
20,091	3.500%, 09/01/20 - 10/01/20	21,871
29,222	3.505%, 09/01/20	31,824
6,470	3.520%, 01/01/18	7,034
10,000	3.521%, 12/01/20	10,946
24,299	3.540%, 01/01/18 - 10/01/20	26,470
25,150	3.590%, 10/01/20 - 10/01/21	27,520
1,957	3.600%, 09/01/20	2,141
3,000	3.630%, 01/01/18	3,275
12,779	3.640%, 06/01/18 - 01/01/25	13,960
3,643	3.680%, 09/01/20	4,001
3,911	3.700%, 12/01/20	4,306
19,862	3.730%, 06/01/18	21,870

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
18,986	3.740%, 07/01/20 - 08/01/20	20,922
12,088	3.770%, 01/01/21	13,360
7,528	3.780%, 09/01/21	8,334
15,903	3.800%, 03/01/18 - 08/01/20	17,551
14,564	3.820%, 06/01/17	15,918
24,303	3.830%, 12/01/20 - 12/01/21	26,960
26,187	3.850%, 09/01/20 - 09/01/21	29,040
9,884	3.860%, 07/01/21	10,983
11,400	3.870%, 01/01/21	12,658
17,843	3.880%, 09/01/21	19,926
35,327	3.890%, 08/01/20 - 09/01/21	39,280
7,000	3.915%, 10/01/20	7,783
6,732	3.920%, 09/01/21	7,505
19,000	3.930%, 07/01/20 - 01/01/21	21,129
15,000	3.950%, 07/01/20	16,696
10,000	3.960%, 08/01/20	11,133
6,439	3.970%, 06/01/21	7,189
10,000	3.980%, 11/01/16	10,613
5,530	3.990%, 07/01/21	6,183
800	4.000%, 04/01/20	844
6,700	4.020%, 06/01/21	7,507
6,799	4.050%, 01/01/21 - 08/01/21	7,630
9,667	4.060%, 07/01/21	10,852
32,000	4.066%, 07/01/20	35,186
18,000	4.070%, 10/01/21	20,234
6,982	4.100%, 06/01/21	7,851
23,642	4.130%, 11/01/19 - 08/01/21	26,591
17,710	4.160%, 03/01/21	19,977
19,186	4.180%, 12/01/19 - 09/01/23	21,843
5,500	4.190%, 06/01/21	6,221
20,751	4.240%, 11/01/19 - 06/01/21	23,493
17,600	4.250%, 04/01/21	20,012
21,826	4.260%, 07/01/21	24,797
19,345	4.281%, 01/01/20	21,812
9,926	4.291%, 06/01/21	11,348
7,881	4.300%, 08/01/20 - 04/01/21	8,811
8,867	4.301%, 01/01/21	10,119
12,408	4.330%, 02/01/21 - 04/01/21	14,129
18,000	4.340%, 06/01/21	20,588
14,985	4.350%, 04/01/20	17,013
2,888	4.355%, 03/01/20	3,266
15,000	4.360%, 05/01/21	17,600
34,958	4.369%, 02/01/20 - 04/01/20	39,816
24,587	4.380%, 01/01/21	28,056
7,600	4.390%, 05/01/21	8,691
61,500	4.399%, 02/01/20	69,935
2,800	4.400%, 02/01/20	3,190
4,328	4.450%, 01/01/21	4,957
9,000	4.480%, 06/01/21	10,375
27,500	4.500%, 08/01/21	31,758
23,448	4.530%, 12/01/19	26,802
3,398	4.540%, 01/01/20	3,883
11,752	4.552%, 08/01/26	13,506
12,824	4.640%, 01/01/21	14,792
11,835	4.666%, 12/01/26	13,481
10,897	4.762%, 08/01/26	12,822
6,935	4.766%, 08/01/26	7,976
4,085	5.000%, 04/01/31 - 12/01/32	4,538
9,000	5.240%, 05/01/17	10,146
13,785	5.500%, 03/01/17 - 06/01/39	14,783
18,243	6.000%, 02/01/36 - 11/01/48	19,914
6,684	6.500%, 04/01/36 - 05/01/37	7,427
5,388	7.000%, 02/01/36 - 01/01/38	6,142
264	7.500%, 10/01/37	305
1,674	8.000%, 11/01/37	1,938
160	10.890%, 04/15/19	177
	Government National Mortgage Association II, 30 Year, Single Family,
8,794	5.500%, 09/20/39	9,762
62,834	6.000%, 03/20/28 - 08/20/39	70,698
2,885	6.500%, 07/20/29	3,358
1,590	7.000%, 08/20/38	1,874
185	7.500%, 02/20/28 - 09/20/28	224
355	8.000%, 12/20/25 - 09/20/28	435
170	8.500%, 03/20/25 - 05/20/25	209
814	Government National Mortgage Association II, Other, 6.000%, 11/20/38	891
	Government National Mortgage Association, 15 Year, Single Family,
153	6.000%, 10/15/17	166
164	6.500%, 06/15/17	177
258	8.000%, 01/15/16	271
	Government National Mortgage Association, 30 Year, Single Family,
11,121	5.500%, 04/15/33 - 09/15/34	12,529
400	6.000%, 11/15/28	452
6,907	6.500%, 01/15/24 - 12/15/35	8,003
11,856	7.000%, 08/15/23 - 04/15/37	13,680
2,578	7.500%, 11/15/22 - 10/15/37	3,028
60	8.000%, 05/15/22 - 08/15/28	66
29	8.500%, 03/15/17 - 11/15/17	31

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
59	9.000%, 08/15/16 - 11/15/24	65
3,363	9.500%, 09/15/18 - 12/15/25	3,906
21	12.000%, 11/15/19	21

	Total Mortgage Pass-Through Securities (Cost $3,446,412)	3,610,668

Municipal Bonds — 0.2%
	Illinois — 0.0% (g)
5,450	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	5,156

	New York — 0.1%
2,500	New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, Rev., 5.600%, 03/15/40	3,118
12,225	Port Authority of New York & New Jersey, Taxable Construction 164, Rev., 5.647%, 11/01/40	15,527

		18,645

	Ohio — 0.1%
13,075	American Municipal Power, Inc., Build America Bonds, Series B, Rev., 7.499%, 02/15/50	18,252
10,678	Ohio State University (The), Series A, Rev., 4.800%, 06/01/11	12,039

		30,291

	Total Municipal Bonds (Cost $43,572)	54,092

Supranational — 0.2%
26,360	African Development Bank, 8.800%, 09/01/19	35,976
	Corp. Andina de Fomento,
9,103	3.750%, 01/15/16	9,477
720	5.200%, 05/21/13	748
9,500	International Bank for Reconstruction & Development, Zero Coupon, 02/15/16	9,148

	Total Supranational (Cost $55,000)	55,349

U.S. Government Agency Securities — 1.7%
	Federal Farm Credit Banks Funding Corp.,
5,000	1.875%, 12/07/12	5,044
10,000	5.125%, 11/15/18	12,263
11,000	Federal Home Loan Bank, 5.500%, 07/15/36	15,136
	Federal Home Loan Mortgage Corp.,
38,500	4.125%, 12/21/12	39,333
4,000	5.125%, 11/17/17	4,851
25,500	5.500%, 08/23/17	31,287
	Federal National Mortgage Association,
45,000	Zero Coupon, 07/05/14	44,213
26,500	Zero Coupon, 06/01/17	25,111
10,000	2.700%, 03/28/22	10,124
26,700	5.000%, 05/11/17	31,872
33,400	5.375%, 06/12/17	40,554
11,500	Federal National Mortgage Association STRIPS, 11/15/21	9,318
	Financing Corp. Fico,
3,910	Zero Coupon, 11/30/17	3,635
1,882	Zero Coupon, 04/06/18	1,736
6,281	Zero Coupon, 08/03/18	5,749
2,000	Zero Coupon, 03/07/19	1,799
16,800	Zero Coupon, 04/05/19	15,077
13,200	Zero Coupon, 09/26/19	11,660
	Government Trust Certificate,
4,488	Zero Coupon, 10/01/15	4,293
5,741	Zero Coupon, 04/01/16	5,432
13,319	Zero Coupon, 04/01/19	11,663
	Residual Funding Corp. STRIPS,
76,000	Zero Coupon, 07/15/20	66,446
16,000	Zero Coupon, 10/15/20	13,848
	Tennessee Valley Authority,
2,935	4.625%, 09/15/60	3,616
1,195	5.250%, 09/15/39	1,569
9,500	5.500%, 07/18/17	11,601
6,000	5.880%, 04/01/36	8,444
	Tennessee Valley Authority STRIPS,
4,138	12/15/17	3,816
7,506	01/15/19	6,714
12,000	05/01/19	10,638
13,000	11/01/25	8,806

	Total U.S. Government Agency Securities (Cost $435,995)	465,648

U.S. Treasury Obligations — 24.5%
	U.S. Treasury Bonds,
76,100	4.500%, 02/15/36	103,829
2,000	4.500%, 08/15/39	2,760
3,500	4.750%, 02/15/37	4,958
650	5.250%, 11/15/28	929
4,000	5.250%, 02/15/29	5,733
7,500	5.375%, 02/15/31	11,102
12,350	5.500%, 08/15/28	18,054
4,300	6.000%, 02/15/26	6,381

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
4,550	6.125%, 11/15/27	6,981
2,500	6.125%, 08/15/29	3,923
7,650	6.250%, 05/15/30	12,263
4,750	6.375%, 08/15/27	7,426
7,550	6.500%, 11/15/26	11,796
7,300	6.625%, 02/15/27	11,567
7,800	6.750%, 08/15/26	12,395
6,620	7.125%, 02/15/23	10,211
19,490	7.250%, 08/15/22 (m)	30,021
56,392	7.500%, 11/15/16 (m)	73,464
8,717	7.875%, 02/15/21 (m)	13,449
8,000	8.000%, 11/15/21	12,670
16,650	8.125%, 05/15/21	26,199
48,180	8.500%, 02/15/20	74,510
25,150	8.750%, 05/15/20	39,674
73,089	8.750%, 08/15/20	116,251
196,750	8.875%, 08/15/17 (m)	279,324
30,200	11.250%, 02/15/15	39,024
	U.S. Treasury Bonds STRIPS,
399	08/15/12	399
29,374	08/15/13	29,296
38,855	02/15/14 (m)	38,682
11,132	05/15/14 (m)	11,068
48,062	08/15/14 (m)	47,742
33,961	11/15/14	33,688
40,209	02/15/15 (m)	39,788
18,535	02/15/15	18,343
9,895	05/15/15	9,780
4,941	08/15/15	4,874
38,361	11/15/15	37,765
7,010	11/15/15	6,927
94,812	02/15/16 (m)	93,031
42,950	05/15/16	41,976
68,427	08/15/16	66,669
55,981	11/15/16	54,339
118,866	02/15/17	115,021
40,461	08/15/17	38,894
90,980	11/15/17	87,102
35,450	02/15/18	33,808
15,500	05/15/18	14,723
56,581	08/15/18	53,481
11,897	02/15/19	11,112
105,365	05/15/19 (m)	97,736
182,720	08/15/19	168,362
11,000	02/15/20	9,974
477,696	05/15/20 (m)	429,765
4,550	05/15/20	4,115
196,150	08/15/20 (m)	175,254
20,050	11/15/20	17,773
16,000	02/15/21	14,062
50,500	05/15/21	43,990
46,300	08/15/21	40,015
55,600	11/15/21	47,652
17,208	02/15/22	14,616
7,869	02/15/23	6,444
25,000	05/15/23	20,301
1,200	02/15/24	948
7,000	05/15/24	5,479
12,925	08/15/24	10,032
20,400	11/15/24	15,680
5,800	02/15/25	4,415
2,700	05/15/25	2,036
13,100	02/15/26	9,607
22,300	05/15/26	16,219
34,900	08/15/26	25,161
99,050	11/15/26	70,793
173,600	02/15/27	123,025
22,925	05/15/27	16,106
36,800	08/15/27	25,631
39,950	11/15/27	27,590
46,650	02/15/28	31,960
9,300	05/15/28	6,320
5,900	08/15/28	3,978
19,300	11/15/28	12,900
21,115	02/15/29	14,004
3,200	05/15/29	2,103
11,200	08/15/29	7,305
16,120	11/15/29	10,427
102,900	02/15/30	65,995
41,000	05/15/30	26,085
33,550	08/15/30	21,163
20,000	11/15/30	12,512
12,100	02/15/31	7,495
12,875	05/15/31	7,901
14,125	08/15/31	8,592
15,400	11/15/31	9,280
9,425	02/15/32	5,623
2,150	05/15/32	1,271
1,700	08/15/32	996
42,750	11/15/32	24,847

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
34,850	05/15/33	19,881
23,375	08/15/33	13,220
32,500	11/15/33	18,207
18,675	02/15/34	10,360
14,050	05/15/34	7,724
28,050	08/15/34	15,266
12,100	11/15/34	6,527
26,500	02/15/35	14,164
1,700	08/15/35	893
1,175	05/15/36	602
	U.S. Treasury Inflation Indexed Bonds,
4,000	2.500%, 01/15/29	6,011
10,109	3.625%, 04/15/28 (m)	22,410
	U.S. Treasury Inflation Indexed Notes,
4,000	0.500%, 04/15/15	4,419
4,750	1.125%, 01/15/21	5,783
12,000	2.000%, 01/15/14	15,589
2,000	2.000%, 07/15/14	2,598
	U.S. Treasury Notes,
40,000	0.375%, 08/31/12	40,026
36,000	0.625%, 07/31/12	36,031
10,000	1.250%, 02/15/14	10,166
7,050	1.375%, 09/15/12	7,076
15,990	1.375%, 11/15/12	16,079
2,700	1.375%, 02/15/13	2,723
189,040	1.375%, 11/30/18	194,342
7,000	1.375%, 12/31/18	7,195
16,200	1.500%, 08/31/18	16,791
30,000	1.750%, 08/15/12	30,101
15,000	1.750%, 04/15/13	15,202
20,500	1.750%, 03/31/14	21,052
18,700	1.750%, 10/31/18	19,666
12,000	1.875%, 02/28/14	12,334
25,000	2.000%, 04/30/16	26,424
35,980	2.125%, 12/31/15	38,099
5,475	2.250%, 11/30/17	5,908
20,000	2.375%, 10/31/14	20,986
26,000	2.375%, 02/28/15	27,428
10,000	2.500%, 06/30/17	10,888
72,900	2.625%, 07/31/14	76,551
221,500	2.625%, 12/31/14	234,565
19,000	2.625%, 02/29/16	20,483
44,325	2.625%, 04/30/16	47,902
26,000	2.625%, 01/31/18	28,630
49,000	2.625%, 08/15/20	54,237
2,500	2.750%, 11/30/16	2,736
218,675	2.750%, 05/31/17	240,799
34,140	2.750%, 12/31/17	37,797
30,610	2.875%, 03/31/18	34,190
169,500	3.125%, 10/31/16	188,026
20,000	3.125%, 01/31/17	22,269
143,855	3.125%, 04/30/17	160,769
216,292	3.125%, 05/15/19	247,485
247,500	3.250%, 12/31/16	276,658
77,000	3.250%, 03/31/17	86,408
19,650	3.375%, 11/15/19	22,885
5,000	3.500%, 02/15/18	5,748
27,600	4.000%, 11/15/12	28,081
22,000	4.000%, 02/15/15	24,152
70,800	4.250%, 11/15/17	84,003
5,400	4.500%, 11/15/15	6,147
3,000	4.500%, 02/15/16	3,441
55,060	4.500%, 05/15/17	65,311
50,000	4.625%, 07/31/12	50,371
9,500	4.625%, 02/15/17	11,249
136,865	4.750%, 08/15/17	165,125

	Total U.S. Treasury Obligations (Cost $5,782,409)	6,495,129

SHARES
Short-Term Investment — 3.9%
	Investment Company — 3.9%
1,029,486	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $1,029,486)	1,029,486

	Total Investments — 100.5% (Cost $24,957,185)	26,628,689
	Liabilities in Excess of Other Assets — (0.5)%	(141,119)

	NET ASSETS — 100.0%	$26,487,570

Percentages indicated are based on net assets.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2012.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2012.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $ 298,944,000 which amounts to 1.1% of total investments.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign exchange currency contracts..

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,762,239
Aggregate gross unrealized depreciation	(90,735)

Net unrealized appreciation/depreciation	$1,671,504

Federal income tax cost of investments	$24,957,185

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. SECURITY VALUATIONS—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors or (the “Board”) third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. The Fund’s Administrator (“JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, the Fund’s Investment Advisor (“JPMIM”), Legal and Compliance, Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing and at least a quarterly basis with the VC and Board, as applicable. The appropriateness of fair values are assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at May 31, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$1,048,814	$254,218	$1,303,032
Collateralized Mortgage Obligations	—
Agency CMO	—	5,466,017	112,354	5,578,371
Non-Agency CMO	—	2,390,512	290,205	2,680,717

Total Collateralized Mortgage Obligations	—	7,856,529	402,559	8,259,088

Commercial Mortgage-Backed Securities	—	586,883	146,927	733,810
Corporate Bonds
Consumer Discretionary	—	325,867	—	325,867
Consumer Staples	—	227,563	—	227,563
Energy	—	269,324	—	269,324
Financials	—	2,340,370	1,556	2,341,926
Health Care	—	74,339	—	74,339
Industrials	—	203,606	21,328	224,934
Information Technology	—	205,821	—	205,821
Materials	—	125,884	—	125,884
Telecommunication Services	—	270,497	—	270,497
Utilities	—	406,728	—	406,728

Total Corporate Bonds	—	4,449,999	22,884	4,472,883

Foreign Government Securities	—	149,504	—	149,504
Mortgage Pass-Through Securities	—	3,609,590	1,078	3,610,668
Municipal Bonds	—	54,092	—	54,092
Supranational	—	55,349	—	55,349
U.S. Government Agency Securities	—	465,648	—	465,648
U.S. Treasury Obligations	—	6,495,129	—	6,495,129
Short-Term Investment
Investment Company	1,029,486	—	—	1,029,486

Total Investments in Securities	$1,029,486	$24,771,537	$827,666	$26,628,689

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Core Bond Fund	Balance as of 02/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/12
Investments in Securities
Asset-Backed Securities	$91,313	$—	$474	$8	$125,679	$(35,253)	$71,997	$—	$254,218
Collateralized Mortgage Obligations
Agency CMO	—	—	93	10	229	(1,264)	113,286	—	112,354
Non-Agency CMO	146,340	—	874	17	73,453	(31,413)	100,934	—	290,205
Commercial Mortgage-Backed Securities	—	—	(588)	49	93,912	(9,167)	62,721	—	146,927
Corporate Bonds -Financials	1,564	—	(8)	—	—	—	—	—	1,556
Corporate Bonds -Industrials	—	—	(103)	(3)	—	(527)	21,961	—	21,328
Mortgage Pass-Through Security	—	—	2	—	—	(5)	1,081	—	1,078

Total	$239,217	$—	$744	$81	$293,273	$(77,629)	$371,980	$—	$827,666

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, or out of Level 3, are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or an increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $744,000.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 3.5%
	Accredited Mortgage Loan Trust,
1,589	Series 2006-1, Class A3, VAR, 0.419%, 04/25/36	1,351
1,433	Series 2006-2, Class A3, VAR, 0.389%, 09/25/36	1,238
	AH Mortgage Advance Trust,
941	Series SART-1, Class A1R, 2.230%, 05/10/43 (e)	941
4,583	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	4,592
787	Series SART-3, Class 1A2, 3.720%, 03/13/44 (e)	789
	Ally Auto Receivables Trust,
539	Series 2010-1, Class A3, 1.450%, 05/15/14	541
565	Series 2010-3, Class A4, 1.550%, 08/17/15	572
355	Series 2011-1, Class A3, 1.380%, 01/15/15	357
444	Series 2012-1, Class A4, 1.210%, 07/15/16	448
6,242	Series 2012-3, Class A3, 0.850%, 08/15/16	6,246
	AmeriCredit Automobile Receivables Trust,
803	Series 2008-AF, Class A4, 6.960%, 10/14/14	817
42	Series 2010-1, Class A3, 1.660%, 03/17/14	42
353	Series 2012-1, Class A3, 1.230%, 09/08/16	355
	Ameriquest Mortgage Securities, Inc.,
1,055	Series 2003-5, Class A6, SUB, 4.541%, 04/25/33	983
397	Series 2003-13, Class AF6, SUB, 5.094%, 01/25/34	397
18	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 02/25/13	16
	Bear Stearns Asset-Backed Securities Trust,
778	Series 2003-SD2, Class 2A, VAR, 2.988%, 06/25/43	738
1,157	Series 2006-SD1, Class A, VAR, 0.609%, 04/25/36	947
550	CarNow Auto Receivables Trust, Series 2012-1A, Class A, 2.090%, 01/15/15 (e)	550
	Centex Home Equity,
410	Series 2001-B, Class A6, 6.360%, 07/25/32	414
435	Series 2002-C, Class AF4, SUB, 4.480%, 06/25/31	428
135	Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	119
975	Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	992
	Chase Funding Mortgage Loan Asset-Backed Certificates,
385	Series 2003-5, Class 1A4, 4.396%, 02/25/30	387
493	Series 2003-6, Class 1A4, 4.499%, 11/25/34	502
1,372	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,885
966	Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.348%, 08/25/33	927
	CNH Equipment Trust,
172	Series 2010-A, Class A3, 1.540%, 07/15/14	172
791	Series 2011-B, Class A3, 0.910%, 08/15/16	791
	Countrywide Asset-Backed Certificates,
8	Series 2004-1, Class 3A, VAR, 0.799%, 04/25/34	6
590	Series 2004-1, Class M1, VAR, 0.989%, 03/25/34	502
323	Series 2004-1, Class M2, VAR, 1.064%, 03/25/34	280
1,539	Series 2004-6, Class M1, VAR, 0.839%, 10/25/34	836
230	Series 2004-13, Class MV8, VAR, 1.939%, 01/25/35 (f) (i)	10
5,924	Series 2006-20, Class 2A2, VAR, 0.359%, 04/25/47	5,730
11,946	Series 2006-23, Class 2A2, VAR, 0.349%, 05/25/37	11,834
723	CPS Auto Trust, Series 2012-A, Class A, 2.780%, 06/17/19 (e)	722
565	Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	566
306	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 4.569%, 01/25/36	165
99	CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	98
635	Discover Card Master Trust, Series 2008- A4, Class A4, 5.650%, 12/15/15	668
1,141	Distressed Asset Portfolio I, LLC, 3.500%, 12/31/15 (f) (i)	1,433
1,202	Equity One ABS, Inc., Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	1,035
	Federal National Mortgage Association Whole Loan,
54	Series 1995-W4, Class A6, VAR, 7.500%, 07/25/25	57
101	Series 1995-W5, Class A5, VAR, 7.080%, 12/25/25	101

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
861	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF9, Class A3, VAR, 0.519%, 10/25/35	847
500	Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.150%, 06/15/17	502
776	Fortress Opportunities Residential Transaction, Series 2011-1A, Class A1, VAR, 7.211%, 10/25/47 (e)	779
1,261	GE Mortgage Services LLC, Series 1999-HE1, Class A6, VAR, 6.700%, 04/25/29	1,295
84	Honda Auto Receivables Owner Trust, Series 2012-1, Class A4, 0.970%, 04/16/18	84
	HSBC Home Equity Loan Trust,
198	Series 2005-2, Class A1, VAR, 0.510%, 01/20/35	184
791	Series 2005-2, Class M1, VAR, 0.700%, 01/20/35	719
791	Series 2005-2, Class M2, VAR, 0.730%, 01/20/35	710
295	Series 2006-1, Class A1, VAR, 0.400%, 01/20/36	271
703	Series 2006-2, Class A1, VAR, 0.390%, 03/20/36	663
960	Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	972
141	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	142
1,455	Series 2007-2, Class A3F, SUB, 5.810%, 07/20/36	1,441
884	Series 2007-3, Class APT, VAR, 1.440%, 11/20/36	829
582	Huntington Auto Trust, Series 2012-1, Class A3, 0.810%, 09/15/16	582
272	Hyundai Auto Receivables Trust, Series 2012-A, Class A4, 0.950%, 12/15/16	273
1,019	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.589%, 07/25/34 (e)	980
	Long Beach Mortgage Loan Trust,
155	Series 2004-1, Class M3, VAR, 1.289%, 02/25/34	117
45	Series 2004-5, Class M6, VAR, 2.739%, 09/25/34 (f) (i)	7
	Mid-State Trust,
224	Series 2005-1, Class A, 5.745%, 01/15/40	237
970	Series 2006-1, Class A, 5.787%, 10/15/40 (e)	1,018
919	Morgan Stanley ABS Capital I, Series 2003-SD1, Class M1, VAR, 2.489%, 03/25/33	515
	New Century Home Equity Loan Trust,
1,000	Series 2003-5, Class AI6, SUB, 5.273%, 11/25/33	1,031
610	Series 2005-1, Class M1, VAR, 0.689%, 03/25/35	440
2,400	Park Place Securities, Inc., Series 2004-WCW1, Class M2, VAR, 0.919%, 09/25/34	2,183
1,980	Residential Asset Securities Corp., Series 2005-EMX3, Class M1, VAR, 0.669%, 09/25/35	1,857
510	Residential Funding Mortgage Securities II, Inc., Series 2003-HI2, Class A6, SUB, 4.760%, 07/25/28	498
979	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	829
	Santander Drive Auto Receivables Trust,
483	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	483
578	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	578
411	Series 2012-1, Class A3, 1.490%, 10/15/15	412
533	Series 2012-2, Class A3, 1.220%, 12/15/15	535
536	Series 2012-3, Class A3, 1.080%, 04/15/16	537
67	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1, VAR, 0.319%, 06/25/37	56
	Structured Asset Investment Loan Trust,
2,500	Series 2003-BC10, Class A4, VAR, 1.239%, 10/25/33	2,044
1,455	Series 2005-5, Class A9, VAR, 0.509%, 06/25/35	1,386
33	Structured Asset Securities Corp., Series 2007-OSI, Class A2, VAR, 0.329%, 06/25/37	27
1,341	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.653%, 10/15/15 (e)	1,343
202	Union Pacific Railroad Co. 2003 Pass-Through Trust, 4.698%, 01/02/24	223
1,500	Unipac IX LLC, 13.000%, 04/11/13 (f) (i)	1,489
295	USAA Auto Owner Trust, Series 2009-2, Class A4, 2.530%, 07/15/15	299
1,000	Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A4, 1.150%, 07/20/18	1,003
3,794	VOLT LLC, Series 2012-1A, Class A1, SUB, 4.949%, 04/25/17 (e) (f) (i)	3,794

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
1,220	Westgate Resorts LLC, Series 2012-1, Class A, 4.500%, 09/20/25 (e)	1,222

	Total Asset-Backed Securities (Cost $88,134)	88,016

Collateralized Mortgage Obligations — 18.3%
	Agency CMO — 12.1%
464	Federal Home Loan Bank, Series 2000- 0606, Class Y, 5.270%, 12/28/12	475
	Federal Home Loan Mortgage Corp.- Government National Mortgage Association,
175	Series 23, Class KZ, 6.500%, 11/25/23	197
1,217	Series 24, Class J, 6.250%, 11/25/23	1,278
215	Series 31, Class Z, 8.000%, 04/25/24	247
	Federal Home Loan Mortgage Corp. REMICS,
21	Series 11, Class D, 9.500%, 07/15/19	23
15	Series 38, Class D, 9.500%, 05/15/20	17
6	Series 81, Class A, 8.125%, 11/15/20	7
17	Series 84, Class F, 9.200%, 10/15/20	19
8	Series 109, Class I, 9.100%, 01/15/21	8
3	Series 198, Class Z, 8.500%, 09/15/22	3
120	Series 1316, Class Z, 8.000%, 06/15/22	138
41	Series 1343, Class LB, 7.500%, 08/15/22	49
1	Series 1351, Class TF, HB, IO, 1,010.000%, 08/15/22	32
85	Series 1456, Class Z, 7.500%, 01/15/23	99
591	Series 1543, Class VN, 7.000%, 07/15/23	679
6	Series 1556, Class H, 6.500%, 08/15/13	6
420	Series 1577, Class PV, 6.500%, 09/15/23	441
19	Series 1595, Class D, 7.000%, 10/15/13	19
1,082	Series 1608, Class L, 6.500%, 09/15/23	1,219
991	Series 1611, Class Z, 6.500%, 11/15/23	1,109
965	Series 1628, Class LZ, 6.500%, 12/15/23	1,080
462	Series 1630, Class PK, 6.000%, 11/15/23	518
1,000	Series 1671, Class I, 7.000%, 02/15/24	1,166
16	Series 1671, Class QC, IF, 10.000%, 02/15/24	22
84	Series 1695, Class G, HB, IF, 26.208%, 03/15/24	139
54	Series 1710, Class GB, HB, IF, 39.486%, 04/15/24	100
219	Series 1911, Class SD, IF, IO, 10.169%, 07/15/23	65
110	Series 2022, Class PE, 6.500%, 01/15/28	126
828	Series 2033, Class K, 6.050%, 08/15/23	911
661	Series 2036, Class PG, 6.500%, 01/15/28	747
92	Series 2055, Class OE, 6.500%, 05/15/13	92
106	Series 2089, Class PJ, IO, 7.000%, 10/15/28	18
2,264	Series 2091, Class PG, 6.000%, 11/15/28	2,534
1,482	Series 2113, Class MW, 6.500%, 01/15/29	1,678
498	Series 2116, Class ZA, 6.000%, 01/15/29	558
151	Series 2148, Class ZA, 6.000%, 04/15/29	169
299	Series 2201, Class C, 8.000%, 11/15/29	356
48	Series 2261, Class ZY, 7.500%, 10/15/30	57
776	Series 2293, Class ZA, 6.000%, 03/15/31	869
58	Series 2297, Class NB, 6.000%, 03/15/16	61
123	Series 2310, Class Z, 6.000%, 04/15/31	135
51	Series 2313, Class LA, 6.500%, 05/15/31	59
435	Series 2325, Class JO, PO, 06/15/31	415
1,137	Series 2330, Class PE, 6.500%, 06/15/31	1,178
282	Series 2344, Class QG, 6.000%, 08/15/16	301
346	Series 2345, Class PQ, 6.500%, 08/15/16	357
254	Series 2368, Class TG, 6.000%, 10/15/16	270
549	Series 2394, Class MC, 6.000%, 12/15/16	588
199	Series 2399, Class PG, 6.000%, 01/15/17	213
300	Series 2410, Class QB, 6.250%, 02/15/32	345
2,064	Series 2427, Class GE, 6.000%, 03/15/32	2,320
636	Series 2430, Class WF, 6.500%, 03/15/32	733
647	Series 2466, Class DH, 6.500%, 06/15/32	716
1,929	Series 2530, Class SK, IF, IO, 7.861%, 06/15/29	391
223	Series 2534, Class SI, HB, IF, 20.439%, 02/15/32	338
2,000	Series 2543, Class YX, 6.000%, 12/15/32	2,252
559	Series 2545, Class SQ, IF, IO, 7.361%, 05/15/17	7
817	Series 2557, Class HL, 5.300%, 01/15/33	905
1,453	Series 2586, Class IO, IO, 6.500%, 03/15/33	255
579	Series 2587, Class XS, IF, IO, 7.411%, 09/15/17	16
428	Series 2594, Class IV, IO, 7.000%, 03/15/32	115
77	Series 2602, Class BX, 3.500%, 12/15/22	79
1,228	Series 2610, Class UI, IO, 6.500%, 05/15/33	222
1,515	Series 2613, Class H, 4.500%, 05/15/18	1,639
1,426	Series 2617, Class GR, 4.500%, 05/15/18	1,519
2,732	Series 2636, Class Z, 4.500%, 06/15/18	2,915
1,808	Series 2641, Class SK, IF, IO, 6.911%, 01/15/18	110

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
119	Series 2643, Class SA, HB, IF, 43.948%, 03/15/32	240
134	Series 2650, Class PO, PO, 12/15/32	132
135	Series 2650, Class SO, PO, 12/15/32	132
493	Series 2656, Class AC, 6.000%, 08/15/33	566
1,375	Series 2656, Class PE, 4.500%, 07/15/18	1,506
365	Series 2658, Class A, 4.500%, 08/15/18	371
276	Series 2695, Class OB, PO, 10/15/33	268
1,737	Series 2699, Class W, 5.500%, 11/15/33	1,880
169	Series 2701, Class ST, IF, IO, 6.761%, 08/15/21	1
1,026	Series 2707, Class KA, 4.500%, 11/15/18	1,077
316	Series 2707, Class KJ, 5.000%, 11/15/18	337
4,056	Series 2708, Class N, 4.000%, 11/15/18	4,281
28	Series 2717, Class BA, 6.000%, 11/15/30	28
705	Series 2733, Class SB, IF, 7.795%, 10/15/33	851
642	Series 2736, Class PD, 5.000%, 03/15/32	659
156	Series 2755, Class SA, IF, 13.722%, 05/15/30	167
963	Series 2756, Class NA, 5.000%, 02/15/24	1,072
2,000	Series 2764, Class OE, 4.500%, 03/15/19	2,206
251	Series 2764, Class S, IF, 13.153%, 07/15/33	325
401	Series 2779, Class SM, IF, IO, 6.911%, 10/15/18	20
1,039	Series 2801, Class JN, 5.000%, 06/15/33	1,126
2,000	Series 2843, Class BC, 5.000%, 08/15/19	2,197
1,000	Series 2845, Class QH, 5.000%, 08/15/34	1,140
1,540	Series 2864, Class NB, 5.500%, 07/15/33	1,738
2,541	Series 2864, Class NS, IF, IO, 6.861%, 09/15/34	207
626	Series 2888, Class IN, IO, 5.000%, 10/15/18	8
1,502	Series 2912, Class EH, 5.500%, 01/15/35	1,783
884	Series 2934, Class CI, 5.000%, 01/15/34	932
1,399	Series 2980, Class QA, 6.000%, 05/15/35	1,574
106	Series 2980, Class QB, 6.500%, 05/15/35	124
1,541	Series 2989, Class TG, 5.000%, 06/15/25	1,690
267	Series 2990, Class SL, HB, IF, 23.618%, 06/15/34	404
3,193	Series 2994, Class SC, IF, IO, 5.361%, 02/15/33	318
576	Series 2995, Class FT, VAR, 0.489%, 05/15/29	576
254	Series 3005, Class PV, IF, 12.353%, 10/15/33	305
1,287	Series 3028, Class ME, 5.000%, 02/15/34	1,400
488	Series 3031, Class BN, HB, IF, 20.940%, 08/15/35	719
982	Series 3059, Class B, 5.000%, 02/15/35	1,105
1,000	Series 3062, Class HE, 5.000%, 01/15/34	1,074
1,000	Series 3064, Class OG, 5.500%, 06/15/34	1,078
109	Series 3068, Class AO, PO, 01/15/35	107
1,287	Series 3080, Class TZ, 5.500%, 02/15/33	1,302
736	Series 3117, Class EO, PO, 02/15/36	708
348	Series 3134, Class PO, PO, 03/15/36	335
396	Series 3138, Class PO, PO, 04/15/36	383
1,350	Series 3151, Class PD, 6.000%, 11/15/34	1,415
1,045	Series 3152, Class MO, PO, 03/15/36	968
1,359	Series 3184, Class YO, PO, 03/15/36	1,262
1,800	Series 3189, Class PC, 6.000%, 08/15/35	1,949
4,722	Series 3201, Class IN, IF, IO, 6.011%, 08/15/36	731
4,939	Series 3202, Class HI, IF, IO, 6.411%, 08/15/36	885
785	Series 3219, Class OD, 6.000%, 06/15/33	821
1,581	Series 3219, Class PD, 6.000%, 11/15/35	1,765
2,000	Series 3274, Class B, 6.000%, 02/15/37	2,235
819	Series 3292, Class DO, PO, 03/15/37	758
3,864	Series 3305, Class IW, IF, IO, 6.211%, 04/15/37	563
196	Series 3306, Class TB, IF, 2.989%, 04/15/37	197
173	Series 3306, Class TC, IF, 2.449%, 04/15/37	172
460	Series 3331, Class PO, PO, 06/15/37	439
763	Series 3336, Class GD, 5.000%, 04/15/36	787
874	Series 3383, Class OP, PO, 11/15/37	837
1,789	Series 3531, Class SM, IF, IO, 5.861%, 05/15/39	260
334	Series 3542, Class TN, IF, 6.000%, 07/15/36	348
404	Series 3546, Class A, VAR, 4.291%, 02/15/39	431
1,088	Series 3572, Class JS, IF, IO, 6.561%, 09/15/39	186
1,086	Series 3605, Class NC, 5.500%, 06/15/37	1,328
2,574	Series 3609, Class SA, IF, IO, 6.101%, 12/15/39	595
979	Series 3610, Class CA, 4.500%, 12/15/39	1,072
607	Series 3611, Class PO, PO, 07/15/34	580
1,666	Series 3620, Class TV, 5.500%, 12/15/20	1,730

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,570	Series 3648, Class CY, 4.500%, 03/15/30	1,781
1,012	Series 3653, Class HJ, 5.000%, 04/15/40	1,115
1,810	Series 3662, Class PJ, 5.000%, 04/15/40	2,087
893	Series 3688, Class GT, VAR, 7.159%, 11/15/46	987
2,585	Series 3747, Class HI, IO, 4.500%, 07/15/37	310
1,367	Series 3819, Class ZQ, 6.000%, 04/15/36	1,590
1,656	Series 3827, Class BD, 4.000%, 08/15/39	1,746
1,014	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,177
1,336	Series 3855, Class AM, 6.500%, 11/15/36	1,531
1,641	Series 3890, Class ET, 5.500%, 11/15/23	1,813
1,633	Series 3895, Class PW, 4.500%, 07/15/41	1,891
8,510	Series 4030, Class IL, IO, 3.500%, 04/15/27	997
580	Federal Home Loan Mortgage Corp. STRIPS, Series 186, Class PO, PO, 08/01/27	502
830	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-76, Class 2A, VAR, 4.727%, 10/25/37	843
	Federal National Mortgage Association - ACES,
2,270	Series 2011-M2, Class A2, 3.645%, 07/25/21	2,485
1,680	Series 2011-M4, Class A2, 3.726%, 06/25/21	1,847
631	Series 2011-M8, Class A2, 2.922%, 08/25/21	659
	Federal National Mortgage Association Grantor Trust,
48,294	Series 2001-T12, Class IO, IO, VAR, 0.537%, 08/25/41	804
1,426	Series 2002-T16, Class A2, 7.000%, 07/25/42	1,681
1,158	Series 2002-T19, Class A1, 6.500%, 07/25/42	1,347
998	Series 2002-T4, Class A2, 7.000%, 12/25/41	1,131
1,946	Series 2002-T4, Class A4, 9.500%, 12/25/41	2,370
92,498	Series 2002-T4, Class IO, IO, VAR, 0.438%, 12/25/41	1,208
921	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	1,042
624	Series 2004-T2, Class 1A3, 7.000%, 11/25/43	724
750	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	879
11,082	Series 2004-T3, Class 1IO4, IO, VAR, 0.605%, 02/25/44	192
	Federal National Mortgage Association REMICS,
12	Series 1988-13, Class C, 9.300%, 05/25/18	13
116	Series 1989-72, Class E, 9.350%, 10/25/19	133
5	Series 1989-98, Class H, 11.500%, 12/25/19	5
7	Series 1990-1, Class D, 8.800%, 01/25/20	8
9	Series 1990-110, Class H, 8.750%, 09/25/20	10
6	Series 1990-117, Class E, 8.950%, 10/25/20	7
64	Series 1991-141, Class PZ, 8.000%, 10/25/21	73
35	Series 1992-31, Class M, 7.750%, 03/25/22	40
34	Series 1992-79, Class Z, 9.000%, 06/25/22	40
20	Series 1992-101, Class J, 7.500%, 06/25/22	21
334	Series 1992-188, Class PZ, 7.500%, 10/25/22	384
397	Series 1992-200, Class SK, HB, IF, 22.611%, 11/25/22	649
30	Series 1993-23, Class PZ, 7.500%, 03/25/23	35
237	Series 1993-56, Class PZ, 7.000%, 05/25/23	271
128	Series 1993-60, Class Z, 7.000%, 05/25/23	147
263	Series 1993-79, Class PL, 7.000%, 06/25/23	302
420	Series 1993-141, Class Z, 7.000%, 08/25/23	479
205	Series 1993-149, Class M, 7.000%, 08/25/23	236
712	Series 1993-160, Class ZA, 6.500%, 09/25/23	799
73	Series 1993-165, Class SA, IF, 19.240%, 09/25/23	111
8	Series 1993-205, Class H, PO, 09/25/23	7
68	Series 1993-247, Class SM, HB, IF, 25.697%, 12/25/23	111
76	Series 1993-255, Class E, 7.100%, 12/25/23	86
44	Series 1993-257, Class C, PO, 06/25/23	43
85	Series 1994-1, Class L, 6.500%, 01/25/14	87
1,429	Series 1994-23, Class PX, 6.000%, 08/25/23	1,493

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
733	Series 1994-29, Class Z, 6.500%, 02/25/24	852
105	Series 1994-65, Class PK, PO, 04/25/24	98
423	Series 1995-4, Class Z, 7.500%, 10/25/22	497
649	Series 1995-19, Class Z, 6.500%, 11/25/23	778
15	Series 1996-59, Class K, 6.500%, 07/25/23	15
117	Series 1997-11, Class E, 7.000%, 03/18/27	136
432	Series 1997-20, Class D, 7.000%, 03/17/27	495
51	Series 1997-27, Class J, 7.500%, 04/18/27	57
1,215	Series 1997-37, Class SM, IF, IO, 7.750%, 12/25/22	230
500	Series 1997-42, Class EG, 8.000%, 07/18/27	609
633	Series 1997-63, Class ZA, 6.500%, 09/18/27	716
602	Series 1998-66, Class FB, VAR, 0.589%, 12/25/28	603
1,107	Series 1999-47, Class JZ, 8.000%, 09/18/29	1,338
353	Series 2000-8, Class Z, 7.500%, 02/20/30	414
474	Series 2001-4, Class PC, 7.000%, 03/25/21	521
70	Series 2001-5, Class OW, 6.000%, 03/25/16	71
722	Series 2001-14, Class Z, 6.000%, 05/25/31	809
855	Series 2001-16, Class Z, 6.000%, 05/25/31	957
674	Series 2001-36, Class ST, IF, IO, 8.261%, 11/25/30	161
2,075	Series 2001-72, Class SB, IF, IO, 7.261%, 12/25/31	353
3,468	Series 2001-81, Class HE, 6.500%, 01/25/32	3,923
358	Series 2002-11, Class QG, 5.500%, 03/25/17	382
183	Series 2002-19, Class SC, IF, 13.757%, 03/17/32	240
336	Series 2002-55, Class QE, 5.500%, 09/25/17	362
380	Series 2002-63, Class KC, 5.000%, 10/25/17	407
165	Series 2002-73, Class AN, 5.000%, 11/25/17	176
1,631	Series 2002-86, Class PG, 6.000%, 12/25/32	1,947
1,253	Series 2003-14, Class EH, IF, IO, 7.361%, 03/25/18	133
1,100	Series 2003-17, Class EQ, 5.500%, 03/25/23	1,280
1,000	Series 2003-18, Class GT, 5.000%, 03/25/18	1,084
1,214	Series 2003-30, Class IP, IO, 5.750%, 08/25/32	48
2,000	Series 2003-47, Class PE, 5.750%, 06/25/33	2,298
1,050	Series 2003-58, Class TB, 5.000%, 03/25/32	1,124
893	Series 2003-64, Class KS, IF, 9.336%, 07/25/18	1,001
205	Series 2003-64, Class SX, IF, 13.153%, 07/25/33	241
396	Series 2003-73, Class GA, 3.500%, 05/25/31	401
1,404	Series 2003-83, Class PG, 5.000%, 06/25/23	1,521
48	Series 2003-91, Class SD, IF, 12.102%, 09/25/33	57
1,000	Series 2003-92, Class VH, 5.000%, 02/25/19	1,099
2,000	Series 2003-106, Class WE, 4.500%, 11/25/22	2,093
1,352	Series 2003-109, Class TS, IF, IO, 6.861%, 08/25/22	55
175	Series 2003-128, Class KE, 4.500%, 01/25/14	179
9,247	Series 2003-128, Class NG, 4.000%, 01/25/19	9,819
1,000	Series 2004-8, Class GD, 4.500%, 10/25/32	1,051
1,000	Series 2004-21, Class AE, 4.000%, 04/25/19	1,067
49	Series 2004-22, Class A, 4.000%, 04/25/19	49
710	Series 2004-53, Class NC, 5.500%, 07/25/24	786
538	Series 2004-72, Class F, VAR, 0.739%, 09/25/34	541
72	Series 2004-87, Class JI, IO, 5.000%, 11/25/30	—	(h)
525	Series 2004-101, Class PD, 5.000%, 06/25/30	528
128	Series 2005-42, Class PS, IF, 16.403%, 05/25/35	174
775	Series 2005-51, Class MO, PO, 06/25/35	721
3,230	Series 2005-53, Class CS, IF, IO, 6.461%, 06/25/35	694
2,097	Series 2005-59, Class PC, 5.500%, 03/25/31	2,143
444	Series 2005-65, Class KO, PO, 08/25/35	414
6,238	Series 2005-68, Class BC, 5.250%, 06/25/35	6,851

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
4,626	Series 2005-72, Class WS, IF, IO, 6.511%, 08/25/35	569
1,027	Series 2005-84, Class XM, 5.750%, 10/25/35	1,154
338	Series 2005-90, Class ES, IF, 16.278%, 10/25/35	485
1,094	Series 2005-97, Class B, 5.500%, 11/25/35	1,261
364	Series 2005-106, Class US, HB, IF, 23.691%, 11/25/35	592
402	Series 2005-116, Class PB, 6.000%, 04/25/34	432
1,366	Series 2006-9, Class KZ, 6.000%, 03/25/36	1,588
2,109	Series 2006-20, Class IB, IF, IO, 6.351%, 04/25/36	338
597	Series 2006-22, Class AO, PO, 04/25/36	567
586	Series 2006-27, Class OH, PO, 04/25/36	549
420	Series 2006-46, Class LI, IO, 6.000%, 02/25/34	7
889	Series 2006-59, Class QO, PO, 01/25/33	875
800	Series 2006-61, Class AP, 6.000%, 08/25/35	880
2,155	Series 2006-77, Class PC, 6.500%, 08/25/36	2,470
1,312	Series 2006-110, Class PO, PO, 11/25/36	1,261
377	Series 2006-114, Class DS, VAR, 12/25/36	337
1,860	Series 2006-114, Class HD, 5.500%, 10/25/35	2,039
560	Series 2006-128, Class PO, PO, 01/25/37	513
922	Series 2007-10, Class Z, 6.000%, 02/25/37	1,061
1,776	Series 2007-22, Class SC, IF, IO, 5.841%, 03/25/37	238
377	Series 2007-47, Class PC, 5.000%, 07/25/33	379
659	Series 2007-68, Class IA, IO, 6.500%, 06/25/37	113
1,007	Series 2007-71, Class GZ, 6.000%, 07/25/47	1,184
975	Series 2007-79, Class PC, 5.000%, 01/25/32	989
775	Series 2007-100, Class ND, 5.750%, 10/25/35	827
416	Series 2007-100, Class SM, IF, IO, 6.211%, 10/25/37	60
1,165	Series 2008-24, Class VB, 5.000%, 09/25/25	1,269
4,990	Series 2008-62, Class SM, IF, IO, 5.961%, 07/25/38	741
852	Series 2008-68, Class VK, 5.500%, 03/25/27	937
1,075	Series 2008-68, Class VN, 5.500%, 03/25/27	1,154
13,735	Series 2008-91, Class SI, IF, IO, 5.761%, 03/25/38	1,554
1,602	Series 2008-93, Class AM, 5.500%, 06/25/37	1,754
953	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	72
955	Series 2009-17, Class AI, IO, 5.000%, 03/25/24	89
2,392	Series 2009-23, Class MI, IO, 4.500%, 04/25/24	192
1,339	Series 2009-29, Class LA, VAR, 3.985%, 05/25/39	1,326
2,742	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	338
1,441	Series 2009-108, Class VN, 5.000%, 09/25/39	1,563
6,201	Series 2009-112, Class ST, IF, IO, 6.011%, 01/25/40	730
4,076	Series 2009-112, Class SW, IF, IO, 6.011%, 01/25/40	480
1,381	Series 2010-10, Class NT, 5.000%, 02/25/40	1,628
1,672	Series 2010-19, Class VA, 5.000%, 02/25/21	1,807
8,661	Series 2010-35, Class SB, IF, IO, 6.181%, 04/25/40	1,050
1,774	Series 2010-43, Class CI, IO, 4.500%, 02/25/25	136
1,324	Series 2010-49, Class SC, IF, 12.183%, 03/25/40	1,590
849	Series 2010-64, Class DM, 5.000%, 06/25/40	918
1,719	Series 2010-71, Class HJ, 5.500%, 07/25/40	1,897
1,356	Series 2010-111, Class AE, 5.500%, 04/25/38	1,448
1,437	Series 2011-19, Class ZY, 6.500%, 07/25/36	1,683
1,706	Series 2011-22, Class MA, 6.500%, 04/25/38	1,955
9,926	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	1,385
29	Series G-29, Class O, 8.500%, 09/25/21	33
17	Series G92-30, Class Z, 7.000%, 06/25/22	19
36	Series G92-62, Class B, PO, 10/25/22	34

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
	Federal National Mortgage Association STRIPS,
3,527	Series 203, Class 2, IO, 8.000%, 02/01/23	751
603	Series 266, Class 2, IO, 7.500%, 08/01/24	127
984	Series 348, Class 30, IO, 5.500%, 12/01/18	99
940	Series 348, Class 31, IO, VAR, 5.500%, 12/01/18	102
816	Series 356, Class 42, IO, 5.500%, 12/01/19	91
1,866	Series 380, Class S36, IF, IO, 7.661%, 07/25/37	288
1,088	Series 383, Class 68, IO, 6.500%, 09/01/37	182
1,698	Series 383, Class 69, IO, VAR, 6.500%, 10/01/37	313
494	Series 383, Class 86, IO, VAR, 7.000%, 09/01/37	99
	Federal National Mortgage Association Whole Loan,
875	Series 2001-W3, Class A, VAR, 7.000%, 09/25/41	1,013
11,847	Series 2002-W10, Class IO, IO, VAR, 0.984%, 08/25/42	283
17,507	Series 2002-W7, Class IO1, IO, VAR, 0.948%, 06/25/29	488
37	Series 2003-W3, Class 2A5, 5.356%, 06/25/42	42
378	Series 2003-W4, Class 2A, VAR, 6.489%, 10/25/42	425
489	Series 2003-W6, Class 1A41, 5.398%, 10/25/42	538
35,365	Series 2004-W11, Class 1IO1, IO, VAR, 0.355%, 05/25/44	444
1,102	Series 2004-W2, Class 1A, 6.000%, 02/25/44	1,230
166	Series 2004-W2, Class 1A3F, VAR, 0.589%, 02/25/44	165
295	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	340
1,142	Series 2004-W6, Class 3A4, 6.500%, 07/25/34	1,259
701	Series 2004-W8, Class 3A, 7.500%, 06/25/44	830
1,145	Series 2004-W9, Class 1A3, 6.050%, 02/25/44	1,266
1,255	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	1,400
2,189	Series 2009-W1, Class A, 6.000%, 12/25/49	2,514
	Government National Mortgage Association,
153	Series 1997-7, Class ZA, 9.000%, 05/16/27	181
180	Series 1997-8, Class PN, 7.500%, 05/16/27	206
2,288	Series 1999-15, Class S, IF, IO, 7.961%, 05/16/29	469
37	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	44
442	Series 1999-44, Class ZG, 8.000%, 12/20/29	517
282	Series 2000-9, Class Z, 8.000%, 06/20/30	348
202	Series 2000-26, Class Z, 7.750%, 09/20/30	235
2,487	Series 2002-4, Class TD, 7.000%, 01/20/32	2,865
1,671	Series 2002-13, Class QA, IF, IO, 7.811%, 02/16/32	354
952	Series 2002-45, Class QE, 6.500%, 06/20/32	1,101
53	Series 2002-47, Class HM, 6.000%, 07/16/32	60
5,778	Series 2002-68, Class SC, IF, IO, 5.461%, 10/16/32	976
1,880	Series 2002-84, Class PH, 6.000%, 11/16/32	2,239
212	Series 2003-4, Class TI, IO, 5.500%, 05/16/31	2
1,174	Series 2003-18, Class PG, 5.500%, 03/20/33	1,414
277	Series 2003-52, Class SB, IF, 11.132%, 06/16/33	338
850	Series 2003-79, Class PV, 5.500%, 10/20/23	940
4,715	Series 2003-101, Class SK, IF, IO, 6.321%, 10/17/33	913
240	Series 2004-2, Class SA, IF, 19.658%, 01/16/34	466
6,579	Series 2004-59, Class SG, IF, IO, 6.260%, 07/20/34	1,165
50	Series 2004-73, Class AE, IF, 14.363%, 08/17/34	62
3,154	Series 2004-86, Class SP, IF, IO, 5.860%, 09/20/34	432
2,180	Series 2004-90, Class SI, IF, IO, 5.860%, 10/20/34	342
4,033	Series 2004-105, Class SN, IF, IO, 5.860%, 12/20/34	673
4,099	Series 2005-3, Class SD, IF, IO, 5.860%, 01/20/31	131
3,740	Series 2005-48, Class CS, IF, IO, 6.060%, 04/20/33	246

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
395	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	61
6,718	Series 2006-23, Class S, IF, IO, 6.260%, 01/20/36	833
5,060	Series 2006-26, Class S, IF, IO, 6.260%, 06/20/36	806
880	Series 2006-33, Class PK, 6.000%, 07/20/36	1,007
723	Series 2006-59, Class PC, 5.500%, 04/20/35	775
6,562	Series 2007-7, Class EI, IF, IO, 5.960%, 02/20/37	1,010
2,879	Series 2007-9, Class CI, IF, IO, 5.960%, 03/20/37	433
5,018	Series 2007-16, Class KU, IF, IO, 6.410%, 04/20/37	744
374	Series 2007-17, Class JO, PO, 04/16/37	332
1,000	Series 2007-22, Class PK, 5.500%, 04/20/37	1,211
5,994	Series 2007-24, Class SA, IF, IO, 6.270%, 05/20/37	960
1,845	Series 2007-26, Class SC, IF, IO, 5.960%, 05/20/37	264
1,830	Series 2007-35, Class TE, 6.000%, 06/20/37	2,239
1,325	Series 2007-67, Class SI, IF, IO, 6.270%, 11/20/37	199
380	Series 2008-29, Class PO, PO, 02/17/33	355
226	Series 2008-34, Class OC, PO, 06/20/37	170
1,757	Series 2008-40, Class PS, IF, IO, 6.261%, 05/16/38	329
3,234	Series 2008-40, Class SA, IF, IO, 6.161%, 05/16/38	653
394	Series 2008-43, Class NA, 5.500%, 11/20/37	423
1,657	Series 2008-49, Class PH, 5.250%, 06/20/38	1,978
8,926	Series 2008-50, Class SA, IF, IO, 5.990%, 06/20/38	1,342
1,980	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	557
5,632	Series 2009-16, Class SJ, IF, IO, 6.560%, 05/20/37	844
2,991	Series 2009-72, Class SM, IF, IO, 6.011%, 08/16/39	372
293	Series 2009-75, Class IY, IO, 5.500%, 06/20/39	123
4,580	Series 2009-77, Class CS, IF, IO, 6.761%, 06/16/38	664
963	Series 2009-79, Class OK, PO, 11/16/37	870
851	Series 2009-81, Class A, 5.750%, 09/20/36	953
1,892	Series 2009-83, Class TS, IF, IO, 5.860%, 08/20/39	243
3,199	Series 2009-106, Class XL, IF, IO, 6.510%, 06/20/37	484
4,697	Series 2010-4, Class SB, IF, IO, 6.261%, 08/16/39	691
594	Series 2010-14, Class DO, PO, 03/20/36	584
768	Series 2010-14, Class QP, 6.000%, 12/20/39	838
1,280	Series 2010-31, Class SK, IF, IO, 5.860%, 11/20/34	198
1,500	Series 2010-107, Class AY, 5.000%, 10/20/36	1,677
1,522	Series 2010-157, Class OP, PO, 12/20/40	1,342
	NCUA Guaranteed Notes,
3,754	Series 2010-C1, Class APT, 2.650%, 10/29/20	3,927
378	Series 2010-R3, Class 3A, 2.400%, 12/08/20	387
	Vendee Mortgage Trust,
1,081	Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,281
2,793	Series 1998-1, Class 2E, 7.000%, 03/15/28	3,364
389	Series 1999-1, Class 2Z, 6.500%, 01/15/29	465

		306,964

	Non-Agency CMO — 6.2%
839	ABN Amro Mortgage Corp., Series 2003-9, Class A1, 4.500%, 08/25/18	857
266	Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, VAR, 0.469%, 09/25/35	217
	American General Mortgage Loan Trust,
1,336	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	1,405
2,540	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	2,562
3,000	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	3,074
760	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	796
300	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	309
189	ASG Resecuritization Trust, Series 2009-2, Class A55, VAR, 5.191%, 05/24/36 (e)	187
	Banc of America Alternative Loan Trust,
589	Series 2003-11, Class 2A1, 6.000%, 01/25/34	616

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
555	Series 2004-6, Class 4A1, 5.000%, 07/25/19	565
	Banc of America Funding Corp.,
1,500	Series 2005-5, Class 3A5, 5.500%, 08/25/35	1,283
371	Series 2005-7, Class 30PO, PO, 11/25/35	285
1,736	Series 2005-E, Class 4A1, VAR, 2.658%, 03/20/35	1,595
	Banc of America Mortgage Securities, Inc.,
1,650	Series 2003-3, Class 1A7, 5.500%, 05/25/33	1,695
695	Series 2003-4, Class 1B1, 5.500%, 06/25/33	654
297	Series 2003-7, Class A2, 4.750%, 09/25/18	307
315	Series 2004-2, Class 2A4, 5.500%, 03/25/34	301
2,229	Series 2004-3, Class 2A1, 5.500%, 04/25/34	2,262
810	Series 2004-5, Class 3A3, 5.000%, 06/25/19	841
335	Series 2004-5, Class 4A1, 4.750%, 06/25/19	346
546	Series 2004-7, Class 2A2, 5.750%, 08/25/34	565
181	Series 2004-8, Class XPO, PO, 10/25/34	173
3	Series 2004-11, Class 15PO, PO, 01/25/20	2
759	Series 2004-F, Class 1A1, VAR, 2.748%, 07/25/34	677
141	Series 2005-1, Class 15PO, PO, 02/25/20	123
504	Series 2005-1, Class 1A17, 5.500%, 02/25/35	454
968	Series 2005-1, Class 2A1, 5.000%, 02/25/20	977
116	Series 2005-10, Class 15PO, PO, 11/25/20	96
175	Series 2005-11, Class 15PO, PO, 12/25/20	153
	BCAP LLC Trust,
355	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	362
960	Series 2010-RR10, Class 3A5, VAR, 4.500%, 11/26/35 (e)	976
1,613	Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	1,629
1,208	Series 2010-RR7, Class 16A1, VAR, 0.852%, 02/26/47 (e)	1,124
1,099	Series 2010-RR8, Class 3A3, VAR, 5.078%, 05/26/35 (e)	1,102
1,777	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e) (f) (i)	1,695
269	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 3A, VAR, 2.679%, 10/25/33	264
7	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 7.234%, 03/25/31	7
	Chase Mortgage Finance Corp.,
307	Series 2003-S10, Class A1, 4.750%, 11/25/18	317
455	Series 2003-S13, Class A2, 5.000%, 11/25/33	480
875	Series 2004-S1, Class M, VAR, 5.094%, 02/25/19	785
	Citicorp Mortgage Securities, Inc.,
442	Series 2004-1, Class 3A1, 4.750%, 01/25/34	449
824	Series 2004-4, Class A4, 5.500%, 06/25/34	864
513	Series 2006-1, Class 2A1, 5.000%, 02/25/21	520
	Citigroup Mortgage Loan Trust, Inc.,
51	Series 2003-UST1, Class PO3, PO, 12/25/18	50
220	Series 2004-HYB4, Class AA, VAR, 0.569%, 12/25/34	194
582	Series 2004-UST1, Class A3, VAR, 2.411%, 08/25/34	579
1,340	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	1,375
1,203	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	1,241
	Countrywide Alternative Loan Trust,
314	Series 2003-J3, Class 2A1, 6.250%, 12/25/33	326
989	Series 2004-16CB, Class 2A2, 5.000%, 08/25/19	1,003
303	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	311
1,342	Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,331
656	Series 2004-J13, Class 1A4, SUB, 5.030%, 02/25/35	662
344	Series 2005-5R, Class A1, 5.250%, 12/25/18	347
800	Series 2005-23CB, Class A2, 5.500%, 07/25/35	665
5,261	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,537
1,813	Series 2005-86CB, Class A11, 5.500%, 02/25/36	1,271

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
211	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	200
90	Series 2005-J7, Class 1A9, 5.500%, 07/25/35	15
466	Series 2006-26CB, Class A9, 6.500%, 09/25/36	301
	Countrywide Home Loan Mortgage Pass-Through Trust,
223	Series 2002-22, Class A20, 6.250%, 10/25/32	233
726	Series 2003-40, Class A3, 4.500%, 10/25/18	743
758	Series 2003-50, Class A1, 5.000%, 11/25/18	781
153	Series 2003-J7, Class 2A13, 5.000%, 08/25/33	147
993	Series 2004-3, Class A25, 5.750%, 04/25/34	947
1,981	Series 2004-4, Class A13, 5.250%, 05/25/34	2,031
1,158	Series 2004-5, Class 2A9, 5.250%, 05/25/34	1,189
1,529	Series 2004-8, Class 2A1, 4.500%, 06/25/19	1,558
985	Series 2004-J1, Class 2A1, 4.750%, 01/25/19	1,012
1,102	Series 2004-J7, Class 2A2, 4.500%, 08/25/19	1,141
153	Series 2005-13, Class A2, 5.500%, 06/25/35	153
1,249	Series 2005-22, Class 2A1, VAR, 2.705%, 11/25/35	880
	Credit Suisse Mortgage Capital Certificates,
637	Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	640
1,500	Series 2010-16, Class A3, VAR, 4.250%, 06/25/50 (e)	1,371
997	Series 2010-20R, Class 2A3, VAR, 3.500%, 06/27/37 (e)	826
1,403	Series 2011-7R, Class A1, VAR, 1.489%, 08/28/47 (e)	1,378
	CS First Boston Mortgage Securities Corp.,
296	Series 2003-29, Class 8A1, 6.000%, 11/25/18	305
2,745	Series 2004-4, Class 5A4, IF, IO, 7.311%, 08/25/34	392
1,000	Series 2005-1, Class 1A16, 5.500%, 02/25/35	853
433	Series 2005-7, Class 5A1, 4.750%, 08/25/20	447
443	Series 2005-10, Class 10A4, 6.000%, 11/25/35	269
881	Series 2005-10, Class 6A13, 5.500%, 11/25/35	773
137	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	97
720	DLJ Mortgage Acceptance Corp., Series 1993-19, Class A7, 6.750%, 01/25/24	730
674	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, VAR, 2.552%, 09/25/34	585
	First Horizon Asset Securities, Inc.,
131	Series 2003-8, Class 1A43, PO, 10/25/33	74
1,135	Series 2004-AR6, Class 2A1, VAR, 2.628%, 12/25/34	1,062
86	Series 2004-AR7, Class 2A1, VAR, 2.616%, 02/25/35	83
	GMAC Mortgage Corp. Loan Trust,
1,510	Series 2003-J10, Class A1, 4.750%, 01/25/19	1,562
510	Series 2004-J5, Class A7, 6.500%, 01/25/35	523
325	Series 2005-AR3, Class 3A4, VAR, 3.283%, 06/19/35	280
	GSR Mortgage Loan Trust,
597	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	595
1,239	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	1,302
768	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	820
724	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	760
3,228	Series 2005-2F, Class 1A5, 5.500%, 03/25/35	3,267
447	Series 2005-5F, Class 8A1, VAR, 0.739%, 06/25/35	424
955	Series 2007-2F, Class 2A7, 5.750%, 02/25/37	902
	Impac CMB Trust,
1,495	Series 2004-10, Class 3A1, VAR, 0.939%, 03/25/35	1,253
907	Series 2004-10, Class 3A2, VAR, 1.039%, 03/25/35	563

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
25	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	27
	JP Morgan Mortgage Trust,
1,881	Series 2004-S1, Class 3A1, 5.500%, 09/25/34	1,963
1,227	Series 2004-S2, Class 4A5, 6.000%, 11/25/34	1,218
1,123	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	1,142
1,589	Series 2006-A2, Class 4A1, VAR, 2.797%, 08/25/34	1,538
1,171	Series 2006-A2, Class 5A3, VAR, 2.653%, 11/25/33	1,159
355	Series 2007-A1, Class 5A2, VAR, 2.850%, 07/25/35	338
734	JP Morgan Reremic, Series 2010-4, Class 7A1, VAR, 4.336%, 08/26/35 (e)	718
	MASTR Adjustable Rate Mortgages Trust,
394	Series 2004-13, Class 2A1, VAR, 2.634%, 04/21/34	387
172	Series 2004-13, Class 3A6, VAR, 2.697%, 11/21/34	173
	MASTR Alternative Loans Trust,
529	Series 2003-7, Class 4A3, 8.000%, 11/25/18	565
281	Series 2003-8, Class 3A1, 5.500%, 12/25/33	291
738	Series 2003-9, Class 5A1, 4.500%, 12/25/18	763
1,217	Series 2004-6, Class 6A1, 6.500%, 07/25/34	1,272
171	Series 2004-7, Class 30PO, PO, 08/25/34	128
94	Series 2004-7, Class 3A1, 6.500%, 08/25/34	99
770	Series 2004-8, Class 6A1, 5.500%, 09/25/19	785
1,197	Series 2004-10, Class 1A1, 4.500%, 09/25/19	1,227
340	Series 2004-11, Class 8A3, 5.500%, 11/25/19	342
59	Series 2005-1, Class 5A1, 5.500%, 01/25/20	60
	MASTR Asset Securitization Trust,
56	Series 2003-6, Class 8A1, 5.500%, 07/25/33	59
371	Series 2003-10, Class 3A1, 5.500%, 11/25/33	389
145	Series 2003-11, Class 10A1, 5.000%, 12/25/18	151
272	Series 2003-11, Class 3A1, 4.500%, 12/25/18	279
93	Series 2004-6, Class 15PO, PO, 05/25/19	91
677	Series 2004-6, Class 3A1, 5.250%, 07/25/19	697
309	Series 2004-6, Class 4A1, 5.000%, 07/25/19	321
129	Series 2004-8, Class PO, PO, 08/25/19	128
221	Series 2004-10, Class 1A1, 4.500%, 10/25/19	228
1,417	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	1,495
228	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	178
	MLCC Mortgage Investors, Inc.,
985	Series 2004-C, Class A2, VAR, 1.401%, 07/25/29	912
676	Series 2004-D, Class A3, VAR, 2.417%, 09/25/29	669
	Morgan Stanley Mortgage Loan Trust,
1,332	Series 2004-3, Class 4A, VAR, 5.665%, 04/25/34	1,357
504	Series 2004-7AR, Class 2A6, VAR, 2.651%, 09/25/34	440
405	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.559%, 02/25/35	335
	Nomura Asset Acceptance Corp.,
323	Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	317
1,106	Series 2005-AR1, Class 1A1, VAR, 2.734%, 02/25/35	1,011
	Paine Webber CMO Trust,
7	Series H, Class 4, 8.750%, 04/01/18	7
5	Series L, Class 4, 8.950%, 07/01/18	5
2,236	PHH Mortgage Capital LLC, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	2,355
682	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	720
	Residential Accredit Loans, Inc.,
713	Series 2003-QS14, Class A1, 5.000%, 07/25/18	730
1,520	Series 2003-QS19, Class NB2, 5.750%, 10/25/33	1,442
1,277	Series 2004-QS3, Class CB, 5.000%, 03/25/19	1,308

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
117	Series 2004-QS8, Class A2, 5.000%, 06/25/34	117
4,000	Series 2005-QS5, Class A4, 5.750%, 04/25/35	2,940
372	Residential Asset Securitization Trust, Series 2006-A6, Class 2A13, 6.000%, 07/25/36	272
	Residential Funding Mortgage Securities I, Inc.,
562	Series 2004-S4, Class 2A7, 4.500%, 04/25/19	586
501	Series 2005-SA4, Class 1A1, VAR, 2.913%, 09/25/35	361
4,365	Series 2006-S1, Class 1A8, 5.750%, 01/25/36	3,681
236	Residential Funding Securities LLC, Series 2003-RM2, Class AII, 5.000%, 05/25/18	245
86	SACO I, Inc. (Bear Stearns), Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	88
1,561	Sequoia Mortgage Trust, Series 2004-8, Class A2, VAR, 1.105%, 09/20/34	1,409
	Springleaf Mortgage Loan Trust,
1,500	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	1,500
663	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	662
	Structured Adjustable Rate Mortgage Loan Trust,
630	Series 2004-14, Class 1A, VAR, 2.848%, 10/25/34	516
516	Series 2005-5, Class A1, VAR, 0.469%, 05/25/35	484
240	Series 2005-5, Class A2, VAR, 0.469%, 05/25/35	226
	Structured Asset Securities Corp.,
4,130	Series 2003-26A, Class 3A5, VAR, 2.780%, 09/25/33	3,738
929	Series 2003-31A, Class B1, VAR, 2.794%, 10/25/33	380
630	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	637
543	Series 2003-37A, Class 2A, VAR, 5.027%, 12/25/33	542
493	Series 2004-7, Class 2A1, VAR, 5.440%, 05/25/24	514
858	Series 2005-5, Class 2A1, 5.500%, 04/25/35	854
	Vericrest Opportunity Loan Transferee,
421	Series 2011-NL1A, Class A1, VAR, 5.926%, 12/26/50 (e) (f) (i)	422
177	Series 2011-NL3A, Class A1, VAR, 5.194%, 09/25/51 (e)	177
279	Series 2011-NL3A, Class A2, VAR, 9.318%, 09/25/51 (e)	280
2,368	Series 2012-NL1A, Class A1, VAR, 4.213%, 03/25/49 (e) (f) (i)	2,384
923	Series 2012-NL1A, Class A2, VAR, 8.112%, 03/25/49 (e) (f) (i)	929
	WaMu Mortgage Pass-Through Certificates,
180	Series 2002-S4, Class A4, 6.500%, 10/19/29	189
260	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	268
799	Series 2003-AR8, Class A, VAR, 2.484%, 08/25/33	794
566	Series 2003-AR9, Class 1A6, VAR, 2.457%, 09/25/33	568
129	Series 2003-S4, Class 3A, 5.500%, 06/25/33	134
250	Series 2004-AR3, Class A1, VAR, 2.588%, 06/25/34	248
2,305	Series 2004-AR3, Class A2, VAR, 2.588%, 06/25/34	2,276
573	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	600
532	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	555
1,900	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	1,945
177	Series 2005-AR2, Class 2A21, VAR, 0.569%, 01/25/45	143
1,707	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	1,492
1,637	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.000%, 03/25/34	1,743
1,182	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	1,188
	Wells Fargo Mortgage-Backed Securities Trust,
90	Series 2003-10, Class A1, 4.500%, 09/25/18	93
404	Series 2003-12, Class A2, 4.500%, 11/25/18	417

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
782	Series 2003-15, Class 1A1, 4.750%, 12/25/18	810
387	Series 2003-17, Class 2A9, PO, 01/25/34	302
254	Series 2003-18, Class A1, 5.500%, 12/25/33	266
449	Series 2003-F, Class A1, VAR, 4.866%, 06/25/33	447
116	Series 2003-J, Class 2A5, VAR, 4.430%, 10/25/33	117
581	Series 2003-M, Class A1, VAR, 4.692%, 12/25/33	585
357	Series 2004-B, Class A1, VAR, 4.965%, 02/25/34	363
320	Series 2004-DD, Class 2A8, VAR, 2.616%, 01/25/35	234
375	Series 2004-EE, Class 3A1, VAR, 2.839%, 12/25/34	380
518	Series 2004-EE, Class 3A2, VAR, 2.839%, 12/25/34	527
1,138	Series 2004-K, Class 1A2, VAR, 2.732%, 07/25/34	1,137
113	Series 2004-Q, Class 1A3, VAR, 2.618%, 09/25/34	112
397	Series 2004-Q, Class 2A2, VAR, 2.647%, 09/25/34	366
456	Series 2004-U, Class A1, VAR, 2.722%, 10/25/34	453
364	Series 2005-1, Class 1A1, 4.750%, 01/25/20	373
883	Series 2005-1, Class B1, VAR, 4.923%, 01/25/20	841
2,175	Series 2005-9, Class 2A10, 5.250%, 10/25/35	2,035
487	Series 2005-13, Class A1, 5.000%, 11/25/20	510
74	Series 2005-AR13, Class A1, VAR, 5.249%, 05/25/35	74
1,372	Series 2005-AR16, Class 2A1, VAR, 2.652%, 02/25/34	1,275
242	Series 2006-5, Class 1A2, 5.250%, 04/25/36	242

		159,175

	Total Collateralized Mortgage Obligations (Cost $440,869)	466,139

Commercial Mortgage-Backed Securities — 4.2%
2,000	A10 Securitization LLC, Series 2012-1, Class A, 3.492%, 04/15/24 (e)	2,003
	Banc of America Large Loan, Inc.,
500	Series 2009-UB1, Class A4A, VAR, 5.610%, 06/24/50 (e)	552
4,507	Series 2010-HLTN, Class HLTN, VAR, 1.989%, 11/15/15 (e)	4,214
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
1,730	Series 2005-1, Class AJ, VAR, 5.198%, 11/10/42	1,764
1,050	Series 2005-3, Class A4, 4.668%, 07/10/43	1,141
1,000	Series 2005-3, Class AM, 4.727%, 07/10/43	1,025
1,050	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	1,167
1,473	Series 2005-6, Class ASB, VAR, 5.193%, 09/10/47	1,530
485	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	538
3,175	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	3,565
1,005	Series 2006-4, Class A4, 5.634%, 07/10/46	1,126
3,566	Series 2006-5, Class A4, 5.414%, 09/10/47	3,922
	Bear Stearns Commercial Mortgage Securities,
1,655	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	1,767
232	Series 2004-T14, Class A3, 4.800%, 01/12/41	234
640	Series 2005-PWR7, Class A3, VAR, 5.116%, 02/11/41	695
2,570	Series 2006-PW11, Class A4, VAR, 5.452%, 03/11/39	2,870
75	Series 2006-PW12, Class A4, VAR, 5.719%, 09/11/38	85
250	Series 2006-T24, Class A4, 5.537%, 10/12/41	284
1,973	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	2,055
	Citigroup/Deutsche Bank Commercial Mortgage Trust,
500	Series 2005-CD1, Class AM, VAR, 5.213%, 07/15/44	532
92,710	Series 2007-CD4, Class XC, IO, VAR, 0.150%, 12/11/49 (e)	727
	Credit Suisse Mortgage Capital Certificates,
1,500	Series 2006-C2, Class A3, VAR, 5.662%, 03/15/39	1,640

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — Continued
140,120	Series 2007-C2, Class AX, IO, VAR, 0.095%, 01/15/49 (e)	749
	CS First Boston Mortgage Securities Corp.,
2,000	Series 2003-C4, Class D, VAR, 5.353%, 08/15/36	2,027
2,480	Series 2004-C1, Class D, VAR, 4.956%, 01/15/37 (e)	2,481
2,321	Series 2005-C3, Class AM, 4.730%, 07/15/37	2,425
3,680	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	3,993
2,442	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	2,477
2,505	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	2,556
	GMAC Commercial Mortgage Securities, Inc.,
54,303	Series 1998-C2, Class X, IO, VAR, 0.908%, 05/15/35	1,424
645	Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	698
2,330	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	2,364
	GS Mortgage Securities Corp. II,
2,150	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	2,304
465	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	514
793	Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	788
	JP Morgan Chase Commercial Mortgage Securities Corp.,
2,500	Series 2005-CB11, Class AJ, VAR, 5.365%, 08/12/37	2,491
200,822	Series 2005-CB11, Class X1, IO, VAR, 0.131%, 08/12/37 (e)	779
2,000	Series 2005-CB13, Class A4, VAR, 5.284%, 01/12/43	2,169
200	Series 2005-LDP2, Class AM, 4.780%, 07/15/42	210
625	Series 2005-LDP4, Class AM, VAR, 4.999%, 10/15/42	657
275,001	Series 2005-LDP5, Class X1, IO, VAR, 0.078%, 12/15/44 (e)	848
1,000	Series 2006-CB14, Class A4, VAR, 5.481%, 12/12/44	1,103
90,902	Series 2006-CB15, Class X1, IO, VAR, 0.071%, 06/12/43	606
2,060	Series 2006-CB16, Class A4, 5.552%, 05/12/45	2,301
285	Series 2006-CB17, Class A4, 5.429%, 12/12/43	315
620	Series 2006-LDP6, Class A4, VAR, 5.475%, 04/15/43	690
1,160	Series 2006-LDP7, Class A4, VAR, 5.870%, 04/15/45	1,317
25,935	Series 2006-LDP8, Class X, IO, VAR, 0.546%, 05/15/45	479
	LB-UBS Commercial Mortgage Trust,
1,212	Series 2004-C2, Class A4, 4.367%, 03/15/36	1,267
1,000	Series 2005-C2, Class A5, VAR, 5.150%, 04/15/30	1,097
405	Series 2006-C1, Class A4, 5.156%, 02/15/31	449
1,060	Series 2006-C4, Class A4, VAR, 5.870%, 06/15/38	1,197
560	Series 2006-C6, Class A4, 5.372%, 09/15/39	633
	Merrill Lynch Mortgage Trust,
602	Series 2005-CKI1, Class A6, VAR, 5.219%, 11/12/37	669
1,425	Series 2005-CKI1, Class AM, VAR, 5.219%, 11/12/37	1,485
1,750	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	1,936
1,750	Series 2005-LC1, Class AJ, VAR, 5.326%, 01/12/44	1,687
2,000	Series 2005-LC1, Class AM, VAR, 5.267%, 01/12/44	2,140
1,755	Series 2006-C1, Class A4, VAR, 5.659%, 05/12/39	1,988
	Merrill Lynch/Countrywide Commercial Mortgage Trust,
1,725	Series 2006-1, Class A4, VAR, 5.432%, 02/12/39	1,910
250	Series 2006-4, Class A3, VAR, 5.172%, 12/12/49	276
115,403	Series 2006-4, Class XC, IO, VAR, 0.203%, 12/12/49 (e)	1,424
	Morgan Stanley Capital I, Inc.,
645	Series 2006-T21, Class A4, VAR, 5.162%, 10/12/52	718
1,575	Series 2006-T23, Class AM, VAR, 5.812%, 08/12/41	1,724
95,575	Series 2007-HQ11, Class X, IO, VAR, 0.227%, 02/12/44 (e)	672

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — Continued
699	Series 2011-C3, Class A3, 4.054%, 07/15/49	755
785	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.920%, 03/12/35	799
	Morgan Stanley Reremic Trust,
3,000	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	3,150
399	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	401
951	Series 2012-XA, Class A, 2.000%, 07/27/49	949
1,500	Series 2012-XA, Class B, 0.250%, 07/28/49	997
1,290	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.620%, 08/15/39	1,386
	Wachovia Bank Commercial Mortgage Trust,
932	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	991
193	Series 2005-C16, Class AJ, VAR, 4.896%, 10/15/41	197
170	Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	184
250	Series 2006-C25, Class A4, VAR, 5.734%, 05/15/43	282
2,500	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	2,751

	Total Commercial Mortgage-Backed Securities (Cost $101,839)	106,315

Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Diversified Consumer Services — 0.0% (g)
165	Stewart Enterprises, Inc., 3.125%, 07/15/14	161

	Hotels, Restaurants & Leisure — 0.0% (g)
192	Real Mex Restaurants, Inc., 1.200%, 03/21/18 (f) (i)	192

	Total Consumer Discretionary	353

	Materials — 0.0% (g)
	Construction Materials — 0.0% (g)
665	U.S. Concrete, Inc., 9.500%, 08/31/15 (e)	698

	Total Convertible Bonds (Cost $982)	1,051

Corporate Bonds — 34.9%
	Consumer Discretionary — 4.4%
	Auto Components — 0.1%
47	Dana Holding Corp., 6.750%, 02/15/21	50
890	Johnson Controls, Inc., 5.700%, 03/01/41	1,067
800	Lear Corp., 8.125%, 03/15/20	896

		2,013

	Automobiles — 0.1%
320	Daimler Finance North America LLC, 8.500%, 01/18/31	488
	Ford Motor Co.,
170	7.450%, 07/16/31	222
400	9.215%, 09/15/21	520
	Motors Liquidation Co.,
120	5.250%, 03/06/32 (f) (i)	30
385	6.250%, 07/15/33 (f) (i)	96
21	7.250%, 04/15/41 (f) (i)	5
1	7.250%, 07/15/41 (f) (i)	—	(h)
42	7.250%, 02/15/52 (f) (i)	11
55	7.375%, 05/15/48 (f) (i)	14
1	7.375%, 10/01/51 (f) (i)	—	(h)
2,500	7.700%, 04/15/16 (d) (f) (i)	38
226	Navistar International Corp., 8.250%, 11/01/21	237

		1,661

	Broadcasting & Cable TV — 0.7%
2,004	Adelphia Communications Corp., 9.375%, 11/15/09 (d)	15
	Cablevision Systems Corp.,
500	7.750%, 04/15/18	511
80	8.000%, 04/15/20	83
379	8.625%, 09/15/17	414
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,210	6.500%, 04/30/21	1,237
653	6.625%, 01/31/22	669
765	7.000%, 01/15/19	805
280	7.250%, 10/30/17	300
725	7.375%, 06/01/20	776
330	8.125%, 04/30/20	363
613	Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, 11/15/17 (e)	646
	CSC Holdings LLC,
500	6.750%, 11/15/21 (e)	506
500	7.625%, 07/15/18	540
65	8.625%, 02/15/19	73

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Broadcasting & Cable TV — Continued
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
530	5.000%, 03/01/21	581
580	6.000%, 08/15/40	636
	DISH DBS Corp.,
433	4.625%, 07/15/17 (e)	422
455	5.875%, 07/15/22 (e)	444
1,310	6.750%, 06/01/21	1,352
80	7.125%, 02/01/16	86
1,175	7.875%, 09/01/19	1,307
	Mediacom LLC/Mediacom Capital Corp.,
160	7.250%, 02/15/22 (e)	160
872	9.125%, 08/15/19	944
1,750	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 8.125%, 12/01/17 (e)	1,846
640	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	630
400	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	404
160	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	157
300	Videotron Ltee, (Canada), 5.000%, 07/15/22 (e)	293
	Virgin Media Finance plc, (United Kingdom),
605	5.250%, 02/15/22	590
600	8.375%, 10/15/19	657
1,000	Virgin Media Secured Finance plc, (United Kingdom), 5.250%, 01/15/21	1,119

		18,566

	Diversified Consumer Services — 0.2%
	Service Corp. International,
495	7.000%, 06/15/17	551
700	7.000%, 05/15/19	738
2,073	7.625%, 10/01/18	2,322
615	Stewart Enterprises, Inc., 6.500%, 04/15/19	630

		4,241

	Gaming — 0.9%
2,502	Chukchansi Economic Development Authority, 8.000%, 11/15/13 (e)	1,851
2,791	CityCenter Holdings LLC/CityCenter Finance Corp., PIK, 10.750%, 01/15/17 (d)	2,986
891	MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18	1,009
	MGM Resorts International,
1,000	6.875%, 04/01/16	1,005
1,650	9.000%, 03/15/20	1,807
3,675	10.000%, 11/01/16	4,024
825	11.375%, 03/01/18	951
875	Peninsula Gaming LLC/Peninsula Gaming Corp., 8.375%, 08/15/15	921
870	Pinnacle Entertainment, Inc., 8.625%, 08/01/17	944
55	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	56
500	Seminole Hard Rock Entertainment, Inc., VAR, 2.974%, 03/15/14 (e)	480
700	Seminole Indian Tribe of Florida, 7.750%, 10/01/17 (e)	752
775	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	786
3,000	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	2,242
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
360	5.375%, 03/15/22 (e)	349
1,000	7.875%, 05/01/20	1,089
728	Yonkers Racing Corp., 11.375%, 07/15/16 (e)	774

		22,026

	Hotels, Restaurants & Leisure — 0.3%
713	Cinemark USA, Inc., 8.625%, 06/15/19	776
	Host Hotels & Resorts LP,
2,625	6.000%, 11/01/20	2,809
250	6.000%, 10/01/21 (e)	267
	Real Mex Restaurants, Inc.,
349	7.000%, 03/15/14 (f) (i)	349
221	11.000%, 03/15/14 (f) (i)	221
	Speedway Motorsports, Inc.,
1,900	6.750%, 02/01/19	1,952
15	8.750%, 06/01/16	16
910	Vail Resorts, Inc., 6.500%, 05/01/19	953

		7,343

	Household Durables — 0.3%
175	American Standard Americas, 10.750%, 01/15/16 (e)	137
	D.R. Horton, Inc.,
1,570	5.625%, 01/15/16	1,648
1,080	6.500%, 04/15/16	1,172

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Household Durables — Continued
	KB Home,
1,000	5.750%, 02/01/14	990
615	5.875%, 01/15/15	590
875	Lennar Corp., 6.950%, 06/01/18	928
106	Libbey Glass, Inc., 6.875%, 05/15/20 (e)	106
375	MDC Holdings, Inc., 5.625%, 02/01/20	376
420	Newell Rubbermaid, Inc., 4.700%, 08/15/20	456
	PulteGroup, Inc.,
10	5.250%, 01/15/14	10
400	7.625%, 10/15/17	428
	Standard Pacific Corp.,
1,050	8.375%, 05/15/18	1,128
215	10.750%, 09/15/16	251
750	Toll Brothers Finance Corp., 6.750%, 11/01/19	839

		9,059

	Leisure Equipment & Products — 0.0% (g)
968	Icon Health & Fitness, Inc., 11.875%, 10/15/16 (e)	823

	Media — 1.2%
	CBS Corp.,
200	7.875%, 07/30/30	266
160	8.875%, 05/15/19	214
1,500	Clear Channel Communications, Inc., 9.000%, 03/01/21	1,290
	Clear Channel Worldwide Holdings, Inc.,
360	9.250%, 12/15/17	385
650	9.250%, 12/15/17	699
240	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	350
	Comcast Corp.,
850	5.900%, 03/15/16	982
240	6.300%, 11/15/17	289
177	6.550%, 07/01/39	220
281	Discovery Communications LLC, 4.950%, 05/15/42	294
	Gannett Co., Inc.,
270	6.375%, 09/01/15	286
750	7.125%, 09/01/18	795
245	9.375%, 11/15/17	273
1,000	Historic TW, Inc., 9.150%, 02/01/23	1,378
	Hughes Satellite Systems Corp.,
500	6.500%, 06/15/19	508
150	7.625%, 06/15/21	155
	Intelsat Jackson Holdings S.A., (Luxembourg),
300	7.250%, 04/01/19	300
700	7.250%, 10/15/20	696
500	7.500%, 04/01/21	500
475	8.500%, 11/01/19	519
750	Lamar Media Corp., 6.625%, 08/15/15	759
700	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	763
810	NBCUniversal Media LLC, 5.950%, 04/01/41	965
	News America, Inc.,
600	6.750%, 01/09/38	690
800	7.750%, 01/20/24	972
200	7.850%, 03/01/39	252
147	8.875%, 04/26/23	187
2,091	Radio One, Inc., PIK, 15.000%, 05/24/16	1,631
525	Regal Cinemas Corp., 8.625%, 07/15/19	571
865	Sinclair Television Group, Inc., 9.250%, 11/01/17 (e)	952
635	Telesat Canada/Telesat LLC, (Canada), 6.000%, 05/15/17 (e)	624
	Thomson Reuters Corp., (Canada),
1,960	3.950%, 09/30/21	2,130
280	4.700%, 10/15/19	320
410	5.950%, 07/15/13	432
200	6.500%, 07/15/18	248
335	Time Warner Cable, Inc., 7.300%, 07/01/38	426
	Time Warner Entertainment Co. LP,
415	8.375%, 03/15/23	557
1,445	8.375%, 07/15/33	1,995
182	Time Warner, Inc., 5.375%, 10/15/41	197
	Univision Communications, Inc.,
735	6.875%, 05/15/19 (e)	717
1,000	7.875%, 11/01/20 (e)	1,022
1,352	Valassis Communications, Inc., 6.625%, 02/01/21	1,298
50	Viacom, Inc., 6.875%, 04/30/36	65
	Walt Disney Co. (The),
500	0.875%, 12/01/14	501
500	5.875%, 12/15/17	612
	WMG Acquisition Corp.,
903	9.500%, 06/15/16	964

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Media — Continued
50	11.500%, 10/01/18	53

		30,302

	Multiline Retail — 0.1%
200	Kohl’s Corp., 4.000%, 11/01/21	207
	QVC, Inc.,
75	7.125%, 04/15/17 (e)	80
75	7.375%, 10/15/20 (e)	82
2,050	7.500%, 10/01/19 (e)	2,229
310	Target Corp., 7.000%, 01/15/38	444

		3,042

	Specialty Retail — 0.5%
3,170	ACE Hardware Corp., 9.125%, 06/01/16 (e)	3,315
220	AutoNation, Inc., 5.500%, 02/01/20	222
1,374	Claire’s Stores, Inc., 8.875%, 03/15/19	1,161
	Limited Brands, Inc.,
400	5.625%, 02/15/22	403
1,600	8.500%, 06/15/19	1,882
	Lowe’s Cos., Inc.,
116	5.125%, 11/15/41	130
951	7.110%, 05/15/37	1,279
1,950	NBC Acquisition Corp., 11.000%, 03/15/13 (d)	19
	Nebraska Book Co., Inc.,
1,039	8.625%, 03/15/12 (d)	16
1,302	10.000%, 12/29/49	885
1,429	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22	1,445
200	Staples, Inc., 9.750%, 01/15/14	225
1,000	Toys R Us - Delaware, Inc., 7.375%, 09/01/16 (e)	1,007
1,750	Toys R Us Property Co. II LLC, 8.500%, 12/01/17	1,800

		13,789

	Total Consumer Discretionary	112,865

	Consumer Staples — 1.9%
	Beverages — 0.5%
	Anheuser-Busch Cos. LLC,
325	5.500%, 01/15/18	384
550	5.750%, 04/01/36	696
280	7.550%, 10/01/30	400
	Anheuser-Busch InBev Worldwide, Inc.,
160	6.875%, 11/15/19	207
275	7.750%, 01/15/19	364
	Constellation Brands, Inc.,
290	6.000%, 05/01/22	308
1,340	7.250%, 09/01/16	1,512
1,000	7.250%, 05/15/17	1,132
	Diageo Finance B.V., (Netherlands),
575	5.300%, 10/28/15	652
325	5.500%, 04/01/13	338
1,000	Diageo Investment Corp., 7.450%, 04/15/35	1,498
	PepsiCo, Inc.,
572	3.000%, 08/25/21	588
800	3.750%, 03/01/14	843
70	7.900%, 11/01/18	94
1,290	Pernod-Ricard S.A., (France), 5.750%, 04/07/21 (e)	1,457
1,235	SABMiller plc, (United Kingdom), 5.500%, 08/15/13 (e)	1,296

		11,769

	Food & Staples Retailing — 0.8%
	CVS Caremark Corp.,
225	5.750%, 06/01/17	266
555	6.125%, 09/15/39	684
1,610	Ingles Markets, Inc., 8.875%, 05/15/17	1,743
	Kroger Co. (The),
215	6.400%, 08/15/17	260
1,162	7.500%, 04/01/31	1,511
300	7.700%, 06/01/29	401
2,300	New Albertsons, Inc., 7.450%, 08/01/29	1,679
	Rite Aid Corp.,
169	7.500%, 03/01/17	167
1,500	8.000%, 08/15/20	1,641
6,000	9.500%, 06/15/17	5,760
	SUPERVALU, Inc.,
135	7.500%, 11/15/14	137
2,000	8.000%, 05/01/16	1,995
	Wal-Mart Stores, Inc.,
1,500	3.625%, 07/08/20	1,645
160	5.250%, 09/01/35	190
1,000	6.200%, 04/15/38	1,329
260	7.550%, 02/15/30	388

		19,796

	Food Products — 0.4%
380	Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (e)	377

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Food Products — Continued
	Bunge Ltd. Finance Corp.,
370	5.875%, 05/15/13	385
655	8.500%, 06/15/19	834
148	Bunge N.A. Finance LP, 5.900%, 04/01/17	167
	Cargill, Inc.,
350	1.900%, 03/01/17 (e)	353
800	3.300%, 03/01/22 (e)	824
200	6.000%, 11/27/17 (e)	239
1,000	7.350%, 03/06/19 (e)	1,274
135	ConAgra Foods, Inc., 7.000%, 04/15/19	166
184	Eurofresh, Inc., 15.000%, 11/18/16 (f) (i)	—
	JBS USA LLC/JBS USA Finance, Inc.,
746	8.250%, 02/01/20 (e)	712
917	11.625%, 05/01/14	1,041
737	Kellogg Co., 3.125%, 05/17/22	742
	Kraft Foods Group, Inc.,
429	3.500%, 06/06/22 (e)	438
488	5.000%, 06/04/42 (e)	507
	Kraft Foods, Inc.,
810	6.125%, 02/01/18	965
335	6.500%, 08/11/17	406
575	6.875%, 02/01/38	756
500	Smithfield Foods, Inc., 7.750%, 07/01/17	553

		10,739

	Household Products — 0.2%
575	Armored Autogroup, Inc., 9.250%, 11/01/18 (e)	491
1,000	Kimberly-Clark Corp., 6.125%, 08/01/17	1,233
757	Procter & Gamble - ESOP, 9.360%, 01/01/21	1,015
1,750	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20	1,855

		4,594

	Tobacco — 0.0% (g)
250	Alliance One International, Inc., 10.000%, 07/15/16	244

	Total Consumer Staples	47,142

	Energy — 3.3%
	Energy Equipment & Services — 0.4%
720	Baker Hughes, Inc., 5.125%, 09/15/40	837
322	Cameron International Corp., 1.600%, 04/30/15	322
257	Cie Generale de Geophysique - Veritas, (France), 6.500%, 06/01/21	252
70	Diamond Offshore Drilling, Inc., 5.875%, 05/01/19	83
	Halliburton Co.,
250	7.450%, 09/15/39	362
275	7.600%, 08/15/96 (e)	414
700	8.750%, 02/15/21	1,017
	Key Energy Services, Inc.,
292	6.750%, 03/01/21 (e)	291
445	6.750%, 03/01/21	447
98	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	100
850	Oil States International, Inc., 6.500%, 06/01/19	878
450	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	466
550	PHI, Inc., 8.625%, 10/15/18	564
	Precision Drilling Corp., (Canada),
210	6.500%, 12/15/21	212
360	6.625%, 11/15/20	365
219	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	230
700	Seadrill Ltd., (Bermuda), 6.500%, 10/05/15	703
2,110	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	2,442
280	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	294

		10,279

	Oil, Gas & Consumable Fuels — 2.9%
175	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	209
	Alpha Natural Resources, Inc.,
175	6.000%, 06/01/19	156
175	6.250%, 06/01/21	156
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
315	6.750%, 05/20/20	310
405	7.000%, 05/20/22	397
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,315	6.250%, 08/20/19	1,289
649	6.500%, 05/20/21	628
278	Anadarko Holding Co., 7.150%, 05/15/28	315
	Anadarko Petroleum Corp.,
350	6.950%, 06/15/19	431
125	7.625%, 03/15/14	138

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
100	7.950%, 06/15/39	134
225	8.700%, 03/15/19	299
250	ANR Pipeline Co., 9.625%, 11/01/21	380
775	Apache Corp., 6.900%, 09/15/18	977
	Arch Coal, Inc.,
575	7.000%, 06/15/19 (e)	493
190	7.250%, 10/01/20	163
1,075	Bill Barrett Corp., 9.875%, 07/15/16	1,182
	BP Capital Markets plc, (United Kingdom),
385	3.245%, 05/06/22	391
1,835	3.875%, 03/10/15	1,961
515	4.750%, 03/10/19	585
325	5.250%, 11/07/13	345
815	Burlington Resources, Inc., 8.200%, 03/15/25	1,149
330	Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38	408
	Chesapeake Energy Corp.,
520	6.500%, 08/15/17	494
800	6.775%, 03/15/19	762
285	6.875%, 08/15/18	271
388	Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.125%, 07/15/22	369
500	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 (e)	433
190	Cimarex Energy Co., 5.875%, 05/01/22	195
450	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	509
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
450	8.250%, 12/15/17	460
500	8.500%, 12/15/19	515
	Comstock Resources, Inc.,
400	7.750%, 04/01/19	368
1,000	8.375%, 10/15/17	978
309	9.500%, 06/15/20	294
	Concho Resources, Inc.,
545	6.500%, 01/15/22	569
1,460	7.000%, 01/15/21	1,566
425	Conoco Funding Co., (Canada), 7.250%, 10/15/31	614
	ConocoPhillips,
275	5.750%, 02/01/19	338
750	6.500%, 02/01/39	1,030
410	7.000%, 03/30/29	545
300	ConocoPhillips Holding Co., 6.950%, 04/15/29	419
	CONSOL Energy, Inc.,
750	8.000%, 04/01/17	752
750	8.250%, 04/01/20	750
	Continental Resources, Inc.,
691	5.000%, 09/15/22 (e)	686
160	7.125%, 04/01/21	176
59	Copano Energy LLC/Copano Energy Finance Corp., 7.125%, 04/01/21	61
236	Devon Energy Corp., 3.250%, 05/15/22	239
270	Devon Financing Corp. ULC, (Canada), 7.875%, 09/30/31	385
	El Paso Corp.,
1,900	6.875%, 06/15/14	2,032
150	7.000%, 06/15/17	168
150	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	174
	Encana Corp., (Canada),
150	6.500%, 05/15/19	181
215	6.625%, 08/15/37	246
157	Energy Transfer Partners LP, 5.200%, 02/01/22	166
1,210	Eni S.p.A., (Italy), 5.700%, 10/01/40 (e)	1,259
	EOG Resources, Inc.,
1,700	4.100%, 02/01/21	1,878
200	6.875%, 10/01/18	253
300	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	268
500	Forest Oil Corp., 7.250%, 06/15/19	455
1,000	Frontier Oil Corp., 8.500%, 09/15/16	1,058
	Hilcorp Energy I LP/Hilcorp Finance Co.,
220	7.625%, 04/15/21 (e)	230
1,370	8.000%, 02/15/20 (e)	1,459
	Holly Energy Partners LP/Holly Energy Finance Corp.,
337	6.500%, 03/01/20 (e)	335
150	8.250%, 03/15/18	156
650	HollyFrontier Corp., 9.875%, 06/15/17	718
550	Inergy LP/Inergy Finance Corp., 7.000%, 10/01/18	561
	KazMunayGas National Co., (Kazakhstan),
545	6.375%, 04/09/21 (e)	576
200	Reg. S., 6.375%, 04/09/21	211
610	Reg. S., 7.000%, 05/05/20	665

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
		Oil, Gas & Consumable Fuels — Continued
	345	Laredo Petroleum, Inc., 7.375%, 05/01/22 (e)	353
	410	Marathon Oil Corp., 6.000%, 10/01/17	483
		MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
	500	6.250%, 06/15/22	512
	415	6.750%, 11/01/20	441
		Newfield Exploration Co.,
	625	5.750%, 01/30/22	658
	750	6.875%, 02/01/20	795
	890	7.125%, 05/15/18	943
	1,641	NFR Energy LLC/NFR Energy Finance Corp., 9.750%, 02/15/17 (e)	1,362
	210	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	217
	336	OGX Austria GmbH, (Austria), 8.375%, 04/01/22 (e)	318
	769	PBF Holding Co. LLC/PBF Finance Corp., 8.250%, 02/15/20 (e)	738
		Peabody Energy Corp.,
	1,575	6.000%, 11/15/18 (e)	1,571
	675	6.250%, 11/15/21 (e)	673
		Pemex Project Funding Master Trust,
	78	5.750%, 03/01/18	87
	97	6.625%, 06/15/35	110
	354	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 06/01/20 (e)	354
		Pertamina Persero PT, (Indonesia),
	200	5.250%, 05/23/21 (e)	197
	200	6.500%, 05/27/41 (e)	198
		Petro-Canada, (Canada),
	400	6.800%, 05/15/38	503
	335	7.875%, 06/15/26	457
	610	Petrohawk Energy Corp., 6.250%, 06/01/19	694
		Petroleos de Venezuela S.A., (Venezuela),
	274	4.900%, 10/28/14	236
	175	5.000%, 10/28/15	136
	786	5.375%, 04/12/27	426
	80	Reg. S., 8.500%, 11/02/17	63
		Petroleos Mexicanos, (Mexico),
	370	4.875%, 01/24/22 (e)	388
	495	5.500%, 01/21/21	545
	100	6.500%, 06/02/41 (e)	112
MXN	1,840	7.650%, 11/24/21 (e)	130
	125	Petronas Capital Ltd., (Malaysia), Reg. S., 5.250%, 08/12/19	142
		Pioneer Natural Resources Co.,
	5	5.875%, 07/15/16	6
	150	6.650%, 03/15/17	172
	1,075	7.500%, 01/15/20	1,329
		QEP Resources, Inc.,
	475	5.375%, 10/01/22	464
	1,315	6.875%, 03/01/21	1,424
		Range Resources Corp.,
	456	5.000%, 08/15/22	438
	375	5.750%, 06/01/21	386
	45	6.750%, 08/01/20	49
	25	7.250%, 05/01/18	26
	770	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 07/15/21	793
	740	Samson Investment Co., 9.750%, 02/15/20 (e)	736
		Shell International Finance B.V., (Netherlands),
	1,030	1.875%, 03/25/13	1,043
	679	3.100%, 06/28/15	724
	500	4.300%, 09/22/19	581
		SM Energy Co.,
	350	6.500%, 11/15/21	358
	1,790	6.625%, 02/15/19	1,844
	375	Southern Star Central Corp., 6.750%, 03/01/16	381
	145	Spectra Energy Capital LLC, 7.500%, 09/15/38	194
		Statoil ASA, (Norway),
	417	3.150%, 01/23/22	435
	435	7.150%, 11/15/25	609
	815	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	1,036
	1,000	Swift Energy Co., 7.125%, 06/01/17	1,010
		Talisman Energy, Inc., (Canada),
	1,000	5.500%, 05/15/42	1,026
	120	7.750%, 06/01/19	150
		Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
	400	6.375%, 08/01/22 (e)	398
	400	6.875%, 02/01/21	412
	295	7.875%, 10/15/18	317

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
		Oil, Gas & Consumable Fuels — Continued
NOK	3,000	Teekay LNG Partners LP, VAR, 7.570%, 05/03/17	486
	640	Tosco Corp., 8.125%, 02/15/30	956
	1,900	Total Capital S.A., (France), 2.300%, 03/15/16	1,970
	532	Western Refining, Inc., 11.250%, 06/15/17 (e)	596
		WPX Energy, Inc.,
	475	5.250%, 01/15/17 (e)	471
	475	6.000%, 01/15/22 (e)	457

			74,442

		Total Energy	84,721

		Financials — 11.3%
		Capital Markets — 1.8%
		Bank of New York Mellon Corp. (The),
	1,033	2.400%, 01/17/17	1,063
	440	2.500%, 01/15/16	457
	525	2.950%, 06/18/15	551
	530	4.600%, 01/15/20	600
		BlackRock, Inc.,
	696	3.375%, 06/01/22	704
	978	5.000%, 12/10/19	1,126
	1,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	1,048
	750	Charles Schwab Corp. (The), 4.950%, 06/01/14	807
		Credit Suisse, (Switzerland),
	760	4.375%, 08/05/20	806
	2,660	5.500%, 05/01/14	2,827
		Deutsche Bank AG, (Germany),
	1,475	3.250%, 01/11/16	1,508
	375	3.875%, 08/18/14	390
	1,000	FMR LLC, 4.750%, 03/01/13 (e)	1,026
		Goldman Sachs Group, Inc. (The),
	1,276	3.300%, 05/03/15	1,258
	920	3.625%, 02/07/16	906
	326	3.700%, 08/01/15	323
	2,780	5.150%, 01/15/14	2,877
	1,191	5.250%, 07/27/21	1,178
	819	5.375%, 03/15/20	833
	450	5.750%, 10/01/16	476
	2,100	5.950%, 01/18/18	2,194
	102	6.000%, 06/15/20	107
	115	6.250%, 09/01/17	122
	965	6.750%, 10/01/37	949
	205	7.500%, 02/15/19	233
		Jefferies Group, Inc.,
	950	6.250%, 01/15/36	822
	140	6.450%, 06/08/27	129
	880	8.500%, 07/15/19	933
		Lehman Brothers Holdings, Inc.,
	235	3.600%, 12/30/16 (d)	54
	1,000	5.750%, 05/17/13 (d)	229
	295	8.500%, 08/01/15 (d)	67
		Macquarie Group Ltd., (Australia),
	639	6.250%, 01/14/21 (e)	649
	2,125	7.300%, 08/01/14 (e)	2,256
		Merrill Lynch & Co., Inc.,
	500	6.400%, 08/28/17	531
	1,710	6.875%, 04/25/18	1,879
		Morgan Stanley,
	198	4.000%, 07/24/15	191
	505	4.200%, 11/20/14	497
	1,690	5.300%, 03/01/13	1,724
	243	5.500%, 07/24/20	228
	2,450	5.500%, 07/28/21	2,294
	310	5.625%, 09/23/19	296
	920	5.750%, 01/25/21	867
	150	6.000%, 05/13/14	153
	1,315	6.000%, 04/28/15	1,337
	320	6.250%, 08/28/17	321
	1,250	6.625%, 04/01/18	1,269
		Nomura Holdings, Inc., (Japan),
	200	5.000%, 03/04/15	209
	407	6.700%, 03/04/20	450
	740	Northern Trust Co. (The), 5.850%, 11/09/17	873
	113	Northern Trust Corp., 5.500%, 08/15/13	119
	200	State Street Corp., 4.300%, 05/30/14	213
		UBS AG, (Switzerland),
	305	2.250%, 08/12/13	307
	650	3.875%, 01/15/15	671
	900	5.750%, 04/25/18	986
	450	5.875%, 12/20/17	494

			45,417

		Commercial Banks — 3.0%
	705	ANZ National (International) Ltd., (New Zealand), 3.125%, 08/10/15 (e)	725

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Commercial Banks — Continued
544	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	560
190	Banco del Estado de Chile, (Chile), Reg. S., 4.125%, 10/07/20	196
200	Bank of Ceylon, (Sri Lanka), 6.875%, 05/03/17 (e)	189
1,037	Bank of Montreal, (Canada), 1.300%, 10/31/14 (e)	1,051
	Bank of Nova Scotia, (Canada),
1,082	1.650%, 10/29/15 (e)	1,107
614	3.400%, 01/22/15	646
679	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	720
	Barclays Bank plc, (United Kingdom),
200	2.250%, 05/10/17 (e)	200
1,615	2.500%, 01/23/13	1,627
1,280	5.125%, 01/08/20	1,373
980	6.050%, 12/04/17 (e)	983
305	6.750%, 05/22/19	351
	BB&T Corp.,
225	3.375%, 09/25/13	232
275	3.850%, 07/27/12	277
1,250	3.950%, 04/29/16	1,359
500	4.900%, 06/30/17	546
150	6.850%, 04/30/19	189
1,750	Branch Banking & Trust Co., 4.875%, 01/15/13	1,789
2,250	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	2,367
1,225	Capital One Capital V, 10.250%, 08/15/39	1,268
500	Capital One Capital VI, 8.875%, 05/15/40	510
1,045	Comerica Bank, 5.200%, 08/22/17	1,160
185	Comerica, Inc., 3.000%, 09/16/15	191
400	Countrywide Capital III, 8.050%, 06/15/27	404
500	Fifth Third Bancorp, 5.450%, 01/15/17	545
	HSBC Bank plc, (United Kingdom),
728	1.625%, 07/07/14 (e)	728
927	4.125%, 08/12/20 (e)	967
650	4.750%, 01/19/21 (e)	707
395	HSBC Bank USA N.A., 6.000%, 08/09/17	444
	HSBC Holdings plc, (United Kingdom),
1,371	4.000%, 03/30/22	1,396
415	4.875%, 01/14/22	454
250	HSBC USA, Inc., 2.375%, 02/13/15	251
761	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	748
700	KeyBank N.A., 5.700%, 08/15/12	707
725	KeyCorp, 6.500%, 05/14/13	761
995	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	1,014
1,250	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,468
	National Australia Bank Ltd., (Australia),
3,010	2.500%, 01/08/13 (e)	3,040
255	3.750%, 03/02/15 (e)	267
1,420	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	1,445
1,500	National City Bank, 4.625%, 05/01/13	1,548
500	NB Capital Trust II, 7.830%, 12/15/26	500
	Nordea Bank AB, (Sweden),
1,800	3.125%, 03/20/17 (e)	1,812
886	4.875%, 05/13/21 (e)	864
	PNC Funding Corp.,
1,115	3.000%, 05/19/14	1,157
1,057	4.375%, 08/11/20	1,173
625	5.250%, 11/15/15	695
625	5.625%, 02/01/17	700
	Rabobank Nederland N.V., (Netherlands),
2,150	3.200%, 03/11/15 (e)	2,219
1,045	4.500%, 01/11/21	1,107
1,200	Royal Bank of Canada, (Canada), 2.300%, 07/20/16	1,240
4,750	Royal Bank of Scotland N.V., (Netherlands), VAR, 1.175%, 03/09/15	3,886
300	Russian Agricultural Bank OJSC Via RSHB Capital S.A., (Luxembourg), Reg. S., 9.000%, 06/11/14	328
225	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	243
2,500	SunTrust Banks, Inc., 6.000%, 02/15/26	2,612
	Toronto-Dominion Bank (The), (Canada),
570	1.500%, 03/13/17 (e)	575
2,500	2.200%, 07/29/15 (e)	2,601
2,000	U.S. Bancorp, 7.500%, 06/01/26	2,550
500	UnionBanCal Corp., 5.250%, 12/16/13	527
	Wachovia Bank N.A.,
2,110	5.600%, 03/15/16	2,331
750	6.000%, 11/15/17	865
750	6.600%, 01/15/38	939
1,995	Wachovia Capital Trust III, VAR, 5.570%, 07/02/12 (x)	1,855

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Commercial Banks — Continued
	Wachovia Corp.,
760	5.500%, 05/01/13	792
1,555	5.750%, 02/01/18	1,801
515	SUB, 7.574%, 08/01/26	665
	Wells Fargo & Co.,
1,665	5.625%, 12/11/17	1,931
1,025	SUB, 3.676%, 06/15/16	1,087
	Westpac Banking Corp., (Australia),
670	4.200%, 02/27/15	716
942	4.875%, 11/19/19	1,031

		75,312

	Consumer Finance — 1.4%
	Ally Financial, Inc.,
1,500	6.250%, 12/01/17	1,539
2,025	8.000%, 11/01/31	2,278
475	American Express Co., 7.250%, 05/20/14	526
	American Express Credit Corp.,
405	2.375%, 03/24/17	410
861	2.800%, 09/19/16	887
2,225	5.875%, 05/02/13	2,323
1,100	7.300%, 08/20/13	1,180
	American Honda Finance Corp.,
200	2.125%, 02/28/17 (e)	203
375	2.375%, 03/18/13 (e)	380
810	4.625%, 04/02/13 (e)	837
835	7.625%, 10/01/18 (e)	1,070
	Capital One Financial Corp.,
485	6.750%, 09/15/17	579
1,190	7.375%, 05/23/14	1,310
	Caterpillar Financial Services Corp.,
325	1.100%, 05/29/15	326
800	1.550%, 12/20/13	811
581	2.850%, 06/01/22	589
850	5.450%, 04/15/18	1,021
	Ford Motor Credit Co. LLC,
200	5.000%, 05/15/18	219
325	5.750%, 02/01/21	370
1,250	5.875%, 08/02/21	1,420
125	6.625%, 08/15/17	145
3,000	8.125%, 01/15/20	3,810
	HSBC Finance Corp.,
1,000	5.000%, 06/30/15	1,067
500	6.375%, 11/27/12	513
400	7.350%, 11/27/32	433
	John Deere Capital Corp.,
610	2.250%, 04/17/19	625
515	5.350%, 04/03/18	615
	PACCAR Financial Corp.,
700	1.550%, 09/29/14	711
555	1.600%, 03/15/17	557
795	Springleaf Finance Corp., 6.900%, 12/15/17	624
	Toyota Motor Credit Corp.,
7,230	2.000%, 09/15/16	7,364
670	3.200%, 06/17/15	712
662	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	666

		36,120

	Diversified Financial Services — 2.4%
2,465	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	2,151
	Aircastle Ltd., (Bermuda),
325	9.750%, 08/01/18 (e)	352
788	9.750%, 08/01/18	857
1,000	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	1,002
	Bank of America Corp.,
1,825	3.875%, 03/22/17	1,819
1,775	5.625%, 07/01/20	1,838
695	5.650%, 05/01/18	724
1,398	5.700%, 01/24/22	1,485
1,500	6.975%, 03/07/37	1,587
1,005	7.375%, 05/15/14	1,084
500	7.800%, 09/15/16	544
2,000	VAR, 8.000%, 01/30/18 (x)	2,011
	Block Financial LLC,
500	5.125%, 10/30/14	517
500	7.875%, 01/15/13	519
	Capmark Financial Group, Inc.,
15,277	0.000%, 05/10/10 (d)	267
706	VAR, 9.000%, 09/30/15	709
852	Cardtronics, Inc., 8.250%, 09/01/18	937
	CIT Group, Inc.,
1,004	5.000%, 05/15/17	986
125	5.250%, 03/15/18	123
503	5.375%, 05/15/20	483
155	6.625%, 04/01/18 (e)	161
3,163	7.000%, 05/02/17 (e)	3,159

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Diversified Financial Services — Continued
	Citigroup, Inc.,
382	2.650%, 03/02/15	379
1,117	4.587%, 12/15/15	1,163
291	5.375%, 08/09/20	313
1,550	5.500%, 02/15/17	1,597
510	6.000%, 12/13/13	535
1,350	6.000%, 08/15/17	1,463
865	6.010%, 01/15/15	927
260	6.375%, 08/12/14	279
645	6.875%, 06/01/25	706
1,115	7.000%, 12/01/25	1,296
1,260	8.500%, 05/22/19	1,543
	CME Group, Inc.,
845	5.400%, 08/01/13	890
855	5.750%, 02/15/14	923
	FUEL Trust,
505	3.984%, 06/15/16 (e)	524
639	4.207%, 04/15/16 (e)	669
	General Electric Capital Corp.,
4,671	2.300%, 04/27/17	4,654
294	5.300%, 02/11/21	327
1,115	5.625%, 05/01/18	1,267
3,370	5.875%, 01/14/38	3,832
130	5.900%, 05/13/14	141
1,000	6.000%, 06/15/12	1,002
1,100	6.750%, 03/15/32	1,353
145	6.875%, 01/10/39	186
2,205	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	2,310
1,400	ILFC E-Capital Trust I, VAR, 5.030%, 12/21/65 (e)	943
600	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	432
	International Lease Finance Corp.,
845	8.250%, 12/15/20	942
320	8.625%, 09/15/15	349
1,820	8.750%, 03/15/17	2,020
600	8.875%, 09/01/17	671
	National Rural Utilities Cooperative Finance Corp.,
385	4.750%, 03/01/14	411
170	10.375%, 11/01/18	248
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
625	5.625%, 03/15/20 (e)	638
625	5.875%, 03/15/22 (e)	634
2,450	SquareTwo Financial Corp., 11.625%, 04/01/17	2,266
505	Textron Financial Corp., 5.400%, 04/28/13	520
180	Ukreximbank Via Biz Finance plc, (United Kingdom), Reg. S., 8.375%, 04/27/15	161
100	Xstrata Finance Canada Ltd., (Canada), 6.900%, 11/15/37 (e)	113

		61,942

	FDIC Guaranteed Securities (~) — 0.1%
735	Bank of America Corp., 3.125%, 06/15/12	736
750	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	751

		1,487

	Insurance — 1.7%
1,310	ACE INA Holdings, Inc., 5.600%, 05/15/15	1,468
	Aflac, Inc.,
199	2.650%, 02/15/17	203
78	4.000%, 02/15/22	81
558	6.450%, 08/15/40	652
190	Allstate Corp. (The), 7.450%, 05/16/19	244
1,132	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,181
	American International Group, Inc.,
435	5.600%, 10/18/16	472
2,850	VAR, 8.175%, 05/15/58	2,960
	Aon Corp.,
191	3.500%, 09/30/15	199
240	6.250%, 09/30/40	305
	Berkshire Hathaway Finance Corp.,
1,000	5.400%, 05/15/18	1,180
500	5.750%, 01/15/40	604
1,075	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (x)	943
315	Chubb Corp. (The), 5.750%, 05/15/18	387
642	CNA Financial Corp., 5.875%, 08/15/20	703
355	CNO Financial Group, Inc., 9.000%, 01/15/18 (e)	376
	Everest Acquisition LLC/Everest Acquisition Finance, Inc.,
255	6.875%, 05/01/19 (e)	262
853	9.375%, 05/01/20 (e)	874
1,891	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	1,948

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Insurance — Continued
2,000	HUB International Holdings, Inc., 10.250%, 06/15/15 (e)	2,023
1,950	Jackson National Life Global Funding, 5.375%, 05/08/13 (e)	2,020
	Liberty Mutual Group, Inc.,
1,535	7.800%, 03/15/37 (e)	1,497
2,201	VAR, 10.750%, 06/15/58 (e)	3,037
152	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	169
	MassMutual Global Funding II,
382	2.300%, 09/28/15 (e)	394
600	3.625%, 07/16/12 (e)	602
160	MetLife, Inc., 6.750%, 06/01/16	188
	Metropolitan Life Global Funding I,
400	3.650%, 06/14/18 (e)	424
400	3.875%, 04/11/22 (e)	416
190	5.125%, 04/10/13 (e)	197
875	5.200%, 09/18/13 (e)	920
315	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	326
	Nationwide Mutual Insurance Co.,
1,465	7.875%, 04/01/33 (e)	1,663
1,000	9.375%, 08/15/39 (e)	1,314
	New York Life Global Funding,
250	3.000%, 05/04/15 (e)	263
1,680	4.650%, 05/09/13 (e)	1,737
	Pacific Life Global Funding,
400	5.000%, 05/15/17 (e)	423
770	5.150%, 04/15/13 (e)	796
1,000	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	1,299
800	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	858
175	Principal Financial Group, Inc., 8.875%, 05/15/19	229
300	Principal Life Global Funding I, 5.250%, 01/15/13 (e)	308
	Principal Life Income Funding Trusts,
1,165	5.300%, 12/14/12	1,193
1,025	5.300%, 04/24/13	1,066
205	Prudential Financial, Inc., 7.375%, 06/15/19	250
405	Travelers Cos., Inc. (The), 5.800%, 05/15/18	490
2,550	Travelers Life & Annunity Global Funding I, 5.125%, 08/15/14 (e)	2,762
700	Travelers Property Casualty Corp., 7.750%, 04/15/26	960
960	XL Group plc, (Ireland), VAR, 6.500%, 04/15/17 (x)	739

		43,605

	Real Estate Investment Trusts (REITs) — 0.7%
405	CB Richard Ellis Services, Inc., 6.625%, 10/15/20	431
730	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	653
	CommonWealth REIT,
1,865	5.875%, 09/15/20	1,945
375	6.250%, 08/15/16	397
300	6.650%, 01/15/18	325
820	DDR Corp., 7.875%, 09/01/20	982
500	DuPont Fabros Technology LP, 8.500%, 12/15/17	545
2,300	First Industrial LP, 6.420%, 06/01/14	2,368
	HCP, Inc.,
222	3.750%, 02/01/19	223
500	5.375%, 02/01/21	559
3,000	Rouse Co. LP (The), 5.375%, 11/26/13	3,030
	Simon Property Group LP,
340	5.625%, 08/15/14	369
492	5.650%, 02/01/20	580
915	6.100%, 05/01/16	1,056
675	6.125%, 05/30/18	803
310	6.750%, 05/15/14	338
415	6.750%, 02/01/40	515
1,341	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	1,596
	Weyerhaeuser Co.,
350	7.375%, 10/01/19	417
1,750	7.375%, 03/15/32	1,979

		19,111

	Real Estate Management & Development — 0.0% (g)
335	Kennedy-Wilson, Inc., 8.750%, 04/01/19	345

	Thrifts & Mortgage Finance — 0.2%
525	Countrywide Financial Corp., 6.250%, 05/15/16	540
674	DNB Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	686

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Thrifts & Mortgage Finance — Continued
3,065	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	3,091

		4,317

	Total Financials	287,656

	Health Care — 1.8%
	Biotechnology — 0.1%
	Amgen, Inc.,
640	3.875%, 11/15/21	670
400	5.375%, 05/15/43	429
289	5.650%, 06/15/42	320
150	5.700%, 02/01/19	176
618	5.750%, 03/15/40	691
300	6.375%, 06/01/37	359
130	6.900%, 06/01/38	164

		2,809

	Health Care Equipment & Supplies — 0.1%
	Baxter International, Inc.,
250	4.000%, 03/01/14	264
550	4.625%, 03/15/15	608
	Becton Dickinson and Co.,
100	5.000%, 05/15/19	118
400	6.000%, 05/15/39	524

		1,514

	Health Care Providers & Services — 1.0%
224	Aetna, Inc., 4.500%, 05/15/42	223
	DaVita, Inc.,
600	6.375%, 11/01/18	608
600	6.625%, 11/01/20	607
	Fresenius Medical Care U.S. Finance II, Inc.,
346	5.625%, 07/31/19 (e)	343
286	5.875%, 01/31/22 (e)	285
	Fresenius Medical Care U.S. Finance, Inc.,
500	5.750%, 02/15/21 (e)	495
1,250	6.500%, 09/15/18 (e)	1,303
1,000	6.875%, 07/15/17	1,094
	HCA, Inc.,
3,600	5.875%, 03/15/22	3,573
1,260	6.500%, 02/15/20	1,331
750	7.250%, 09/15/20	817
200	8.500%, 04/15/19	221
2,028	Health Management Associates, Inc., 6.125%, 04/15/16	2,124
800	LifePoint Hospitals, Inc., 6.625%, 10/01/20	838
305	Medco Health Solutions, Inc., 2.750%, 09/15/15	315
1,250	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	1,225
	Omega Healthcare Investors, Inc.,
375	5.875%, 03/15/24 (e)	371
805	6.750%, 10/15/22	849
3,600	Omnicare, Inc., 7.750%, 06/01/20	3,951
900	OnCure Holdings, Inc., 11.750%, 05/15/17	664
	Tenet Healthcare Corp.,
440	6.250%, 11/01/18 (e)	444
1,395	8.875%, 07/01/19	1,552
806	UnitedHealth Group, Inc., 3.375%, 11/15/21	849
	WellPoint, Inc.,
577	3.125%, 05/15/22	575
1,550	6.800%, 08/01/12	1,565

		26,222

	Pharmaceuticals — 0.6%
400	Abbott Laboratories, 6.150%, 11/30/37	531
504	AstraZeneca plc, (United Kingdom), 5.400%, 09/15/12	511
910	Elan Finance plc/Elan Finance Corp., (Ireland), 8.750%, 10/15/16	990
	Endo Health Solutions, Inc.,
450	7.000%, 07/15/19	470
600	7.250%, 01/15/22	627
920	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	1,258
1,000	Merck & Co., Inc., 6.550%, 09/15/37	1,449
	Mylan, Inc.,
1,125	7.625%, 07/15/17 (e)	1,228
899	7.875%, 07/15/20 (e)	989
	Novartis Capital Corp.,
435	4.125%, 02/10/14	460
335	4.400%, 04/24/20	388
250	Pfizer, Inc., 6.200%, 03/15/19	316
	Roche Holdings, Inc.,
635	5.000%, 03/01/14 (e)	680
1,220	6.000%, 03/01/19 (e)	1,534
950	Valeant Pharmaceuticals International, 6.500%, 07/15/16 (e)	969
	Wyeth,
2,350	5.500%, 02/01/14	2,541

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Pharmaceuticals — Continued
555	5.500%, 02/15/16	645

		15,586

	Total Health Care	46,131

	Industrials — 3.3%
	Aerospace & Defense — 0.4%
400	Alliant Techsystems, Inc., 6.875%, 09/15/20	424
	BAE Systems Holdings, Inc.,
850	5.200%, 08/15/15 (e)	928
145	6.375%, 06/01/19 (e)	171
	BE Aerospace, Inc.,
411	5.250%, 04/01/22	415
725	6.875%, 10/01/20	796
	Esterline Technologies Corp.,
1,000	6.625%, 03/01/17	1,035
250	7.000%, 08/01/20	277
952	Lockheed Martin Corp., 5.720%, 06/01/40	1,141
750	Moog, Inc., 6.250%, 01/15/15	756
643	Spirit Aerosystems, Inc., 6.750%, 12/15/20	688
	Triumph Group, Inc.,
232	8.000%, 11/15/17	249
575	8.625%, 07/15/18	633
	United Technologies Corp.,
2,471	4.500%, 06/01/42	2,646
735	6.125%, 02/01/19	912

		11,071

	Air Freight & Logistics — 0.1%
1,000	Federal Express Corp., 9.650%, 06/15/12	1,004
235	United Parcel Service of America, Inc., SUB, 8.375%, 04/01/30	348

		1,352

	Airlines — 0.3%
612	American Airlines, 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	643
2,062	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	2,103
635	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	667
344	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	370
1,066	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	1,119
610	Delta Air Lines 1991 Series K Pass-Through Trust, 10.000%, 12/05/14 (d) (e) (f) (i)	165
68	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	69
66	Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	67
332	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	355
39	Delta Airlines, Inc., 9.500%, 09/15/14 (e)	41
1,170	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	1,246
1,299	UAL 2007-1 Pass-Through Trust, 7.336%, 07/02/19	1,270
182	UAL 2009-1 Pass-Through Trust, 10.400%, 11/01/16	209

		8,324

	Building Products — 0.1%
	Building Materials Corp. of America,
2,235	6.750%, 05/01/21 (e)	2,285
750	6.875%, 08/15/18 (e)	775
700	7.000%, 02/15/20 (e)	735
25	7.500%, 03/15/20 (e)	26

		3,821

	Commercial Services & Supplies — 0.6%
1,030	Clean Harbors, Inc., 7.625%, 08/15/16	1,076
1,050	Corrections Corp. of America, 6.750%, 01/31/14	1,053
1,730	Covanta Holding Corp., 6.375%, 10/01/22	1,794
	Deluxe Corp.,
1,000	7.000%, 03/15/19	1,030
1,075	7.375%, 06/01/15	1,088
	FTI Consulting, Inc.,
290	6.750%, 10/01/20	305
1,750	7.750%, 10/01/16	1,816
271	Garda World Security Corp., (Canada), 9.750%, 03/15/17 (e)	288
	Harland Clarke Holdings Corp.,
1,839	9.500%, 05/15/15	1,623
935	VAR, 6.000%, 05/15/15	745
1,673	Pitney Bowes, Inc., 5.250%, 01/15/37	1,652
	Power Sector Assets & Liabilities Management Corp., (Philippines),
130	7.250%, 05/27/19 (e)	159
100	7.390%, 12/02/24 (e)	125
	Quebecor World Capital Corp., (Canada),
1,145	6.125%, 11/15/13 (d)	11
1,160	6.500%, 08/01/27 (d)	12
265	9.750%, 01/15/15 (d)	3

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Commercial Services & Supplies — Continued
	R.R. Donnelley & Sons Co.,
125	7.250%, 05/15/18	116
1,125	7.625%, 06/15/20	1,029
240	8.250%, 03/15/19	229
348	Republic Services, Inc., 3.550%, 06/01/22	353

		14,507

	Construction & Engineering — 0.3%
1,450	Dycom Investments, Inc., 7.125%, 01/15/21	1,501
360	Fluor Corp., 3.375%, 09/15/21	375
	New Enterprise Stone & Lime Co., Inc.,
1,150	11.000%, 09/01/18 (f) (i)	888
650	PIK, 13.000%, 03/15/18 (e)	650
2,475	Tutor Perini Corp., 7.625%, 11/01/18	2,469
	United Rentals North America, Inc.,
650	9.250%, 12/15/19	717
100	10.875%, 06/15/16	111
215	UR Financing Escrow Corp., 5.750%, 07/15/18 (e)	219

		6,930

	Electrical Equipment — 0.1%
	ABB Finance USA, Inc.,
75	1.625%, 05/08/17	75
303	2.875%, 05/08/22	302
326	4.375%, 05/08/42	336
	Belden, Inc.,
500	7.000%, 03/15/17	516
250	9.250%, 06/15/19	275
185	International Wire Group Holdings, Inc., 9.750%, 04/15/15 (e)	194

		1,698

	Industrial Conglomerates — 0.1%
459	Danaher Corp., 3.900%, 06/23/21	517
215	Koninklijke Philips Electronics N.V., (Netherlands), 7.200%, 06/01/26	291
	Siemens Financieringsmaatschappij N.V., (Netherlands),
1,830	5.750%, 10/17/16 (e)	2,143
300	6.125%, 08/17/26 (e)	379

		3,330

	Machinery — 0.6%
415	Actuant Corp., 5.625%, 06/15/22 (e)	419
2,725	AGCO Corp., 5.875%, 12/01/21	2,964
310	Altra Holdings, Inc., 8.125%, 12/01/16	331
500	Boart Longyear Management Pty Ltd., (Australia), 7.000%, 04/01/21 (e)	516
3,000	Briggs & Stratton Corp., 6.875%, 12/15/20	3,203
640	Caterpillar, Inc., 5.200%, 05/27/41	774
450	CNH Capital LLC, 6.250%, 11/01/16 (e)	469
550	Eaton Corp., 5.600%, 05/15/18	652
1,000	Griffon Corp., 7.125%, 04/01/18	1,005
210	Ingersoll-Rand Co., 7.200%, 06/01/25	242
440	Parker Hannifin Corp., 6.250%, 05/15/38	590
	SPX Corp.,
1,500	6.875%, 09/01/17	1,635
250	7.625%, 12/15/14	276
320	Titan International, Inc., 7.875%, 10/01/17	331
750	Wabtec Corp., 6.875%, 07/31/13	780

		14,187

	Marine — 0.1%
1,700	Bluewater Holding B.V., (Netherlands), VAR, 3.466%, 07/17/14 (e)	1,445
74	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.625%, 11/01/17	70
552	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	566
995	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	915
486	Ultrapetrol Bahamas Ltd., (Bahamas), 9.000%, 11/24/14	424

		3,420

	Road & Rail — 0.5%
1,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 03/15/18	1,086
593	Burlington Northern and Santa Fe Railway Co. 2000 Pass-Through Trust, 7.908%, 01/15/20	723
	Burlington Northern Santa Fe LLC,
220	5.650%, 05/01/17	258
1,150	6.700%, 08/01/28	1,439
927	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	1,277
	Canadian Pacific Railway Co., (Canada),
165	7.250%, 05/15/19	206
280	9.450%, 08/01/21	403
1,075	CSX Corp., 7.375%, 02/01/19	1,375
	ERAC USA Finance LLC,
250	6.375%, 10/15/17 (e)	292

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Road & Rail — Continued
800	6.700%, 06/01/34 (e)	926
	Kansas City Southern de Mexico S.A. de C.V., (Mexico),
221	6.125%, 06/15/21	239
375	6.625%, 12/15/20	410
	Norfolk Southern Corp.,
1,415	3.250%, 12/01/21	1,478
595	6.000%, 05/23/11	725
360	7.250%, 02/15/31	497
576	Ryder System, Inc., 3.600%, 03/01/16	609
341	Union Pacific Corp., 4.163%, 07/15/22	383

		12,326

	Trading Companies & Distributors — 0.1%
290	HD Supply, Inc., 8.125%, 04/15/19 (e)	302
1,162	Rexel S.A., (France), 6.125%, 12/15/19 (e)	1,156

		1,458

	Transportation Services — 0.0% (g)
303	CEVA Group plc, (United Kingdom), 8.375%, 12/01/17 (e)	295

	Total Industrials	82,719

	Information Technology — 1.4%
	Communications Equipment — 0.1%
540	Brightstar Corp., 9.500%, 12/01/16 (e)	556
	Cisco Systems, Inc.,
500	5.500%, 01/15/40	615
375	5.900%, 02/15/39	475
250	Nokia OYJ, (Finland), 6.625%, 05/15/39	195

		1,841

	Computers & Peripherals — 0.3%
	Dell, Inc.,
981	3.100%, 04/01/16	1,041
1,000	7.100%, 04/15/28	1,271
	Hewlett-Packard Co.,
80	2.950%, 08/15/12	80
1,113	4.300%, 06/01/21	1,131
480	4.375%, 09/15/21	487
500	5.400%, 03/01/17	554
250	5.500%, 03/01/18	281
600	6.000%, 09/15/41	653
	Seagate HDD Cayman, (Cayman Islands),
230	6.875%, 05/01/20	240
2,000	7.750%, 12/15/18	2,155
500	Sealed Air Corp., 7.875%, 06/15/17	540

		8,433

	Electronic Equipment, Instruments & Components — 0.1%
415	Anixter, Inc., 5.625%, 05/01/19	422
	Arrow Electronics, Inc.,
145	3.375%, 11/01/15	151
250	6.000%, 04/01/20	278
624	6.875%, 07/01/13	662
100	7.500%, 01/15/27	116
50	Intcomex, Inc., 13.250%, 12/15/14	51
750	Sanmina-SCI Corp., VAR, 3.224%, 06/15/14 (e)	742
333	Viasystems, Inc., 7.875%, 05/01/19 (e)	326

		2,748

	Internet Software & Services — 0.1%
750	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	684
	Equinix, Inc.,
480	7.000%, 07/15/21	513
575	8.125%, 03/01/18	628

		1,825

	IT Services — 0.4%
	Fidelity National Information Services, Inc.,
583	5.000%, 03/15/22 (e)	566
185	7.625%, 07/15/17 (e)	201
206	7.625%, 07/15/17	224
	First Data Corp.,
600	8.875%, 08/15/20 (e)	640
180	12.625%, 01/15/21	170
900	HP Enterprise Services LLC, 6.000%, 08/01/13	948
875	iGATE Corp., 9.000%, 05/01/16	928
	International Business Machines Corp.,
214	1.250%, 02/06/17	213
744	1.950%, 07/22/16	772
770	5.875%, 11/29/32	1,023
650	7.000%, 10/30/25	911
425	8.000%, 10/15/38	726
3,860	Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18	2,702

		10,024

	Semiconductors & Semiconductor Equipment — 0.3%
	Advanced Micro Devices, Inc.,
1,000	7.750%, 08/01/20	1,073
415	8.125%, 12/15/17	445

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Semiconductors & Semiconductor Equipment — Continued
1,830	Amkor Technology, Inc., 7.375%, 05/01/18	1,830
1,239	Intel Corp., 3.300%, 10/01/21	1,318
	National Semiconductor Corp.,
575	3.950%, 04/15/15	626
475	6.600%, 06/15/17	590
96	NXP B.V./NXP Funding LLC, (Netherlands), VAR, 3.217%, 10/15/13	96
150	STATS ChipPAC Ltd., (Singapore), 7.500%, 08/12/15 (e)	160
1,400	Texas Instruments, Inc., 2.375%, 05/16/16	1,476

		7,614

	Software — 0.1%
660	Audatex North America, Inc., 6.750%, 06/15/18 (e)	680
115	Intuit, Inc., 5.750%, 03/15/17	133
595	Microsoft Corp., 4.500%, 10/01/40	682
	Oracle Corp.,
1,000	5.250%, 01/15/16	1,153
241	5.375%, 07/15/40	294
1,030	6.500%, 04/15/38	1,402

		4,344

	Total Information Technology	36,829

	Materials — 2.9%
	Chemicals — 0.6%
310	Celanese US Holdings LLC, 6.625%, 10/15/18	328
	CF Industries, Inc.,
650	6.875%, 05/01/18	774
340	7.125%, 05/01/20	411
885	Chemtura Corp., 7.875%, 09/01/18	918
242	Dow Chemical Co. (The), 4.250%, 11/15/20	257
	E.I. du Pont de Nemours & Co.,
721	1.950%, 01/15/16	747
410	3.250%, 01/15/15	437
1,175	4.900%, 01/15/41	1,362
130	5.000%, 07/15/13	136
625	6.500%, 01/15/28	823
300	J.M. Huber Corp., 9.875%, 11/01/19 (e)	315
	LyondellBasell Industries N.V., (Netherlands),
830	5.000%, 04/15/19 (e)	845
410	5.750%, 04/15/24 (e)	420
850	6.000%, 11/15/21 (e)	909
525	Monsanto Co., 7.375%, 08/15/12	532
	Mosaic Co. (The),
429	3.750%, 11/15/21	449
429	4.875%, 11/15/41	456
1,106	PolyOne Corp., 7.375%, 09/15/20	1,167
450	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	463
200	PPG Industries, Inc., 9.000%, 05/01/21	274
	Praxair, Inc.,
1,535	4.625%, 03/30/15	1,698
375	5.200%, 03/15/17	441
650	5.250%, 11/15/14	720
200	Rhodia S.A., (France), 6.875%, 09/15/20 (e)	220
1,305	Union Carbide Corp., 7.750%, 10/01/96	1,507

		16,609

	Construction Materials — 0.3%
2,500	Cemex Espana Finance LLC, Series A, 8.910%, 02/14/14 (f) (i)	2,450
1,500	Cemex Espana Luxembourg, (Spain), 9.875%, 04/30/19 (e)	1,253
1,000	Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	1,057
	Vulcan Materials Co.,
535	6.500%, 12/01/16	554
1,050	7.000%, 06/15/18	1,097
2,110	7.500%, 06/15/21	2,279

		8,690

	Containers & Packaging — 0.6%
1,100	Ardagh Packaging Finance plc, (Ireland), 7.375%, 10/15/17 (e)	1,171
	Ball Corp.,
1,500	5.000%, 03/15/22	1,515
1,465	5.750%, 05/15/21	1,549
1,500	6.750%, 09/15/20	1,627
125	7.125%, 09/01/16	136
125	7.375%, 09/01/19	137
682	Constar International, Inc., 11.000%, 12/31/17 (f) (i)	682
20	Crown Americas LLC/Crown Americas Capital Corp. II, 7.625%, 05/15/17	22
725	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	785
675	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	746

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Containers & Packaging — Continued
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,000	6.875%, 02/15/21 (e)	1,015
1,975	7.125%, 04/15/19 (e)	2,029
700	7.750%, 10/15/16 (e)	739
2,500	7.875%, 08/15/19 (e)	2,644

		14,797

	Metals & Mining — 0.8%
375	AK Steel Corp., 7.625%, 05/15/20	347
450	APERAM, (Luxembourg), 7.750%, 04/01/18 (e)	407
	BHP Billiton Finance USA Ltd., (Australia),
163	1.000%, 02/24/15	163
235	1.625%, 02/24/17	236
570	4.800%, 04/15/13	591
575	5.400%, 03/29/17	672
1,110	5.500%, 04/01/14	1,205
120	6.500%, 04/01/19	153
230	Corp. Nacional del Cobre de Chile, (Chile), Reg. S., 7.500%, 01/15/19	293
1,000	Edgen Murray Corp., 12.250%, 01/15/15	1,022
	FMG Resources August 2006 Pty Ltd., (Australia),
141	6.000%, 04/01/17 (e)	135
1,075	6.875%, 02/01/18 (e)	1,056
545	6.875%, 04/01/22 (e)	525
1,500	7.000%, 11/01/15 (e)	1,500
1,010	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 03/01/17	996
1,218	Kaiser Aluminum Corp., 8.250%, 06/01/20 (e)	1,224
150	New Gold, Inc., (Canada), 7.000%, 04/15/20 (e)	153
1,510	Nucor Corp., 6.400%, 12/01/37	2,066
660	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	769
	Rio Tinto Finance USA Ltd., (Australia),
538	3.500%, 11/02/20	565
1,121	3.750%, 09/20/21	1,198
500	9.000%, 05/01/19	687
270	Severstal Columbus LLC, 10.250%, 02/15/18	281
	Steel Dynamics, Inc.,
1,500	6.750%, 04/01/15	1,519
10	7.750%, 04/15/16	10
	United States Steel Corp.,
474	6.050%, 06/01/17	466
280	7.000%, 02/01/18	277
250	7.375%, 04/01/20	244
285	7.500%, 03/15/22	277
188	Wolverine Tube, Inc., 6.000%, 06/28/14 (f) (i)	179

		19,216

	Paper & Forest Products — 0.6%
	Abitibi-Consolidated Co. of Canada, (Canada),
14,926	6.000%, 06/20/13 (d)	75
1,999	7.750%, 06/15/11 (d)	10
7,648	8.375%, 04/01/15 (d)	38
	Abitibi-Consolidated, Inc., (Canada),
1,199	7.500%, 04/01/28 (d)	6
730	8.850%, 08/01/30 (d)	4
2,750	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	2,929
500	Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.000%, 04/01/20	547
340	Cascades, Inc., (Canada), 7.750%, 12/15/17	338
	Georgia-Pacific LLC,
1,000	5.400%, 11/01/20 (e)	1,148
1,200	7.750%, 11/15/29	1,559
400	8.250%, 05/01/16 (e)	440
1,154	Jefferson Smurfit Corp., 8.250%, 10/01/12 (d) (f) (i)	23
5,650	NewPage Corp., 11.375%, 12/31/14 (d)	3,503
750	P.H. Glatfelter Co., 7.125%, 05/01/16	765
1,000	PE Paper Escrow GmbH, (Austria), 12.000%, 08/01/14 (e)	1,070
1,650	Potlatch Corp., 7.500%, 11/01/19	1,749
620	Resolute Forest Products, (Canada), 10.250%, 10/15/18	702
300	Sappi Papier Holding GmbH, (Austria), 6.625%, 04/15/21 (e) (f) (i)	282
	Smurfit-Stone Container Enterprises, Inc.,
1,640	8.000%, 03/15/17 (d) (f) (i)	33
2,656	8.375%, 07/01/12 (d) (f) (i)	53

		15,274

	Total Materials	74,586

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.2%
31	AT&T Corp., 8.000%, 11/15/31	46
	AT&T, Inc.,
1,030	5.350%, 09/01/40	1,161
220	5.600%, 05/15/18	262
465	5.800%, 02/15/19	566
1,500	6.300%, 01/15/38	1,856
890	Bellsouth Capital Funding Corp., 7.120%, 07/15/97	1,101
	BellSouth Corp.,
2,090	5.200%, 09/15/14	2,276
100	6.875%, 10/15/31	124
	BellSouth Telecommunications, Inc.,
371	6.300%, 12/15/15	393
330	7.000%, 12/01/95	401
	Deutsche Telekom International Finance B.V., (Netherlands),
100	6.750%, 08/20/18	120
1,000	8.750%, 06/15/30	1,380
	Frontier Communications Corp.,
785	7.125%, 03/15/19	756
1,165	8.125%, 10/01/18	1,185
215	8.500%, 04/15/20	216
15	8.750%, 04/15/22	15
1,900	9.250%, 07/01/21	1,966
	GTE Corp.,
800	6.840%, 04/15/18	983
590	6.940%, 04/15/28	751
2,750	Level 3 Communications, Inc., 11.875%, 02/01/19	2,949
	Qwest Communications International, Inc.,
1,000	7.125%, 04/01/18	1,057
90	8.000%, 10/01/15	95
	Telecom Italia Capital S.A., (Luxembourg),
562	5.250%, 11/15/13	559
190	7.721%, 06/04/38	167
	Telefonica Emisiones S.A.U., (Spain),
138	5.462%, 02/16/21	123
600	5.855%, 02/04/13	603
80	5.877%, 07/15/19	75
	Verizon Communications, Inc.,
585	6.900%, 04/15/38	796
75	7.350%, 04/01/39	107
	Verizon Global Funding Corp.,
920	7.750%, 12/01/30	1,297
290	7.750%, 06/15/32	407
2,000	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	2,655
500	Vivendi S.A., (France), 2.400%, 04/10/15 (e)	496
	Windstream Corp.,
955	7.500%, 06/01/22	924
500	7.750%, 10/15/20	500
1,963	7.750%, 10/01/21	1,968
10	7.875%, 11/01/17	11
525	8.125%, 08/01/13	552
125	8.125%, 09/01/18	130

		31,029

	Wireless Telecommunication Services — 0.7%
732	America Movil S.A.B. de C.V., (Mexico), 2.375%, 09/08/16	739
450	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17 (e)	484
144	Cricket Communications, Inc., 7.750%, 05/15/16	152
1,260	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	1,284
1,975	Inmarsat Finance plc, (United Kingdom), 7.375%, 12/01/17 (e)	2,103
75	MetroPCS Wireless, Inc., 7.875%, 09/01/18	76
2,750	Nextel Communications, Inc., 7.375%, 08/01/15	2,688
	NII Capital Corp.,
365	8.875%, 12/15/19	338
185	10.000%, 08/15/16	192
240	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	296
800	Sprint Capital Corp., 8.750%, 03/15/32	674
	Sprint Nextel Corp.,
125	8.375%, 08/15/17	120
1,638	9.000%, 11/15/18 (e)	1,773
177	11.500%, 11/15/21 (e)	187
1,650	Vimpel Communications Via VIP Finance Ireland Ltd., OJSC, (Ireland), 7.748%, 02/02/21 (e)	1,541
250	VimpelCom Holdings B.V., (Netherlands), 6.255%, 03/01/17 (e)	232

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Wireless Telecommunication Services — Continued
	Vodafone Group plc, (United Kingdom),
1,160	1.625%, 03/20/17	1,155
870	5.000%, 09/15/15	975
	Wind Acquisition Finance S.A., (Luxembourg),
983	7.250%, 02/15/18 (e)	840
1,175	11.750%, 07/15/17 (e)	999
475	Wind Acquisition Holdings Finance S.A., (Luxembourg), PIK, 12.250%, 07/15/17 (e)	351

		17,199

	Total Telecommunication Services	48,228

	Utilities — 2.7%
	Electric Utilities — 1.4%
891	Alabama Power Co., 6.125%, 05/15/38	1,183
	Carolina Power & Light Co.,
607	2.800%, 05/15/22	619
305	4.100%, 05/15/42	318
90	5.300%, 01/15/19	108
500	6.300%, 04/01/38	692
1,000	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	1,074
925	Consumers Energy Co., 6.700%, 09/15/19	1,194
340	Detroit Edison Co. (The), 3.900%, 06/01/21	382
	DPL, Inc.,
300	6.500%, 10/15/16 (e)	320
255	7.250%, 10/15/21 (e)	277
80	Dubai Electricity & Water Authority, (United Arab Emirates), 8.500%, 04/22/15 (e)	88
	Duke Energy Carolinas LLC,
780	4.300%, 06/15/20	898
200	5.250%, 01/15/18	237
500	5.625%, 11/30/12	512
1,100	6.050%, 04/15/38	1,469
280	Duke Energy Indiana, Inc., 3.750%, 07/15/20	309
1,200	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,134
115	Florida Power Corp., 5.650%, 06/15/18	139
	Georgia Power Co.,
562	5.250%, 12/15/15	640
140	5.950%, 02/01/39	183
610	Hydro Quebec, (Canada), 9.400%, 02/01/21	926
2,000	Ipalco Enterprises, Inc., 7.250%, 04/01/16 (e)	2,170
483	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	545
988	Massachusetts Electric Co., 5.900%, 11/15/39 (e)	1,300
860	MidAmerican Energy Co., 5.300%, 03/15/18	1,016
	Nevada Power Co.,
446	5.375%, 09/15/40	531
600	7.125%, 03/15/19	772
	NextEra Energy Capital Holdings, Inc.,
275	5.350%, 06/15/13	287
265	7.875%, 12/15/15	320
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	341
	Northern States Power Co.,
173	5.350%, 11/01/39	218
765	6.250%, 06/01/36	1,055
	Pacific Gas & Electric Co.,
267	4.500%, 12/15/41	287
1,010	5.625%, 11/30/17	1,217
	PacifiCorp,
700	3.850%, 06/15/21	772
1,900	5.750%, 04/01/37	2,432
250	7.240%, 08/16/23	326
1,880	Peco Energy Co., 5.350%, 03/01/18	2,246
360	Potomac Electric Power Co., 6.500%, 11/15/37	502
50	Progress Energy, Inc., 6.050%, 03/15/14	54
	Public Service Co. of Colorado,
198	3.200%, 11/15/20	215
35	6.500%, 08/01/38	50
1,050	Public Service Co. of New Mexico, 7.950%, 05/15/18	1,291
	Public Service Co. of Oklahoma,
88	5.150%, 12/01/19	102
1,100	6.625%, 11/15/37	1,439
	Public Service Electric & Gas Co.,
350	2.700%, 05/01/15	369
155	5.300%, 05/01/18	186
416	5.375%, 11/01/39	530
	Southern California Edison Co.,
450	5.550%, 01/15/37	566
285	5.950%, 02/01/38	378

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
		Electric Utilities — Continued
	292	Southern Co. (The), 1.950%, 09/01/16	298
	120	Union Electric Co., 8.450%, 03/15/39	207
		Virginia Electric and Power Co.,
	235	6.350%, 11/30/37	320
	670	8.875%, 11/15/38	1,133

			36,177

		Gas Utilities — 0.2%
	600	Atmos Energy Corp., 5.125%, 01/15/13	615
	369	Boston Gas Co., 4.487%, 02/15/42 (e)	399
	570	CenterPoint Energy Resources Corp., 6.625%, 11/01/37	735
	325	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	329
		TransCanada PipeLines Ltd., (Canada),
	1,505	4.000%, 06/15/13	1,556
	1,000	6.200%, 10/15/37	1,289

			4,923

		Independent Power Producers & Energy Traders — 0.7%
		AES Eastern Energy LP,
	481	9.000%, 01/02/17 (d)	120
	1,612	9.670%, 01/02/29 (d)	403
	3,450	Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.000%, 06/01/16 (e)	3,700
		Calpine Corp.,
	1,341	7.500%, 02/15/21 (e)	1,401
	1,659	7.875%, 01/15/23 (e)	1,755
		Dynegy Holdings LLC,
	105	7.625%, 10/15/26 (d)	63
	4,770	7.750%, 06/01/19 (d)	2,886
		Edison Mission Energy,
	2,500	7.000%, 05/15/17	1,338
	800	7.200%, 05/15/19	422
	220	FPL Energy National Wind Portfolio LLC, 6.125%, 03/25/19 (e)	218
	255	FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	209
	664	Homer City Funding LLC, 8.137%, 10/01/19	644
	1,364	Midwest Generation LLC, 8.560%, 01/02/16	1,255
	2,750	NRG Energy, Inc., 7.625%, 01/15/18	2,743
	333	Ormat Funding Corp., 8.250%, 12/30/20	312
	1,121	PSEG Power LLC, 5.125%, 04/15/20	1,263
	235	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 10.250%, 11/01/15	57

			18,789

		Multi-Utilities — 0.3%
	300	Consolidated Edison Co. of New York, Inc., 5.500%, 12/01/39	377
		Dominion Resources, Inc.,
	46	4.900%, 08/01/41	52
	785	5.250%, 08/01/33	935
	400	7.000%, 06/15/38	564
	160	DTE Energy Co., 7.625%, 05/15/14	179
		Nisource Finance Corp.,
	1,470	6.400%, 03/15/18	1,732
	150	6.800%, 01/15/19	181
		San Diego Gas & Electric Co.,
	249	4.500%, 08/15/40	285
	500	6.000%, 06/01/39	699
		Sempra Energy,
	255	6.150%, 06/15/18	308
	75	6.500%, 06/01/16	89
	220	8.900%, 11/15/13	244
	589	9.800%, 02/15/19	827
	73	Wisconsin Electric Power Co., 2.950%, 09/15/21	76
	36	Xcel Energy, Inc., 4.800%, 09/15/41	40

			6,588

		Water Utilities — 0.1%
	925	American Water Capital Corp., 6.085%, 10/15/17	1,089

		Total Utilities	67,566

		Total Corporate Bonds (Cost $848,925)	888,443

	Foreign Government Securities — 1.6%
	200	Banco Nacional de Desenvolvimento Economico e Social, (Brazil), 6.369%, 06/16/18 (e)	231
BRL	770	Brazil Notas do Tesouro Nacional Serie F, (Brazil), 10.000%, 01/01/17	402
	220	Citigroup Funding, Inc., CLN, 13.300%, 10/02/13 (linked to Republic of Ghana, 13.300%, 10/02/13; credit rating BBB+), (Ghana) (e) (f) (i)	152

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
	130	Citigroup Funding, Inc., CLN, 14.990%, 03/13/13 (linked to Government of Ghana 3-Year Bond, 14.990%, 03/11/13; credit rating B), (Ghana) (e) (f) (i)	94
	200	Development Bank of Mongolia LLC, (Mongolia), Reg. S., 5.750%, 03/21/17	188
	220	Eskom Holdings SOC Ltd., (South Africa), Reg. S., 5.750%, 01/26/21	230
		Federal Republic of Brazil, (Brazil),
	52	8.000%, 01/15/18	61
	400	8.250%, 01/20/34	605
BRL	350	8.500%, 01/05/24	182
	380	11.000%, 08/17/40	488
	299	12.250%, 03/06/30	576
		Government of Dominican Republic, (Dominican Republic),
	200	Reg. S., 7.500%, 05/06/21	210
	316	Reg. S., 9.040%, 01/23/18	348
		Government of Ukraine, (Ukraine),
	670	Reg. S., 6.580%, 11/21/16 (e)	579
	6,000	Israel Government AID Bond, (Israel), Zero Coupon, 08/15/17	5,648
	339	Poland Government Bond, (Poland), 5.000%, 03/23/22	355
	200	Province of Manitoba, (Canada), 2.125%, 04/22/13	203
	655	Province of Nova Scotia, (Canada), 9.250%, 03/01/20	967
		Province of Ontario, (Canada),
	1,000	0.950%, 05/26/15	1,002
	780	2.700%, 06/16/15	821
	1,635	2.950%, 02/05/15	1,727
	300	Province of Quebec, (Canada), 6.350%, 01/30/26	420
		Republic of Argentina, (Argentina),
	823	SUB, 2.500%, 12/31/38	233
	1,291	8.750%, 06/02/17	1,013
	420	Republic of Belarus, (Belarus), 8.750%, 08/03/15	394
		Republic of Colombia, (Colombia),
	100	6.125%, 01/18/41	123
	100	7.375%, 01/27/17	122
	240	8.125%, 05/21/24	339
	270	10.375%, 01/28/33	464
		Republic of Croatia, (Croatia),
	200	6.375%, 03/24/21 (e)	184
	190	Reg. S., 6.625%, 07/14/20	179
	230	Reg. S., 6.750%, 11/05/19	219
	200	Republic of Ecuador, (Ecuador), Reg. S., 9.375%, 12/15/15	193
		Republic of El Salvador, (El Salvador),
	130	Reg. S., 7.375%, 12/01/19	141
	240	Reg. S., 7.650%, 06/15/35	247
	140	Reg. S., 8.250%, 04/10/32	154
		Republic of Hungary, (Hungary),
	481	6.250%, 01/29/20	438
	190	6.375%, 03/29/21	172
	458	7.625%, 03/29/41	407
	240	Republic of Iceland, (Iceland), 5.875%, 05/11/22 (e)	235
		Republic of Indonesia, (Indonesia),
	360	Reg. S., 5.875%, 03/13/20	400
	85	Reg. S., 6.750%, 03/10/14	91
	50	Reg. S., 7.750%, 01/17/38	66
	340	Reg. S., 8.500%, 10/12/35	475
	220	Reg. S., 11.625%, 03/04/19	316
	130	11.625%, 03/04/19 (e)	187
	750	Republic of Iraq, (Iraq), Reg. S., 5.800%, 01/15/28	581
	320	Republic of Ivory Coast, (Ivory Coast), Reg. S., 12/31/32 (d)	217
		Republic of Lithuania, (Lithuania),
	130	Reg. S., 5.125%, 09/14/17	134
	435	5.125%, 09/14/17 (e)	449
	40	6.125%, 03/09/21 (e)	42
	220	6.625%, 02/01/22 (e)	239
	160	Reg. S., 6.750%, 01/15/15	171
	190	Republic of Pakistan, (Pakistan), Reg. S., 6.875%, 06/01/17	148
		Republic of Panama, (Panama),
	140	7.250%, 03/15/15	161
	350	9.375%, 04/01/29	560
		Republic of Peru, (Peru),
	414	5.625%, 11/18/50	473
PEN	589	6.950%, 08/12/31 (e)	238
	90	7.125%, 03/30/19	114
	230	7.350%, 07/21/25	315
	60	8.375%, 05/03/16	75
	218	8.750%, 11/21/33	343
	88	9.875%, 02/06/15	107
		Republic of Philippines, (Philippines),
	170	4.000%, 01/15/21	178
	300	6.500%, 01/20/20	364

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT			SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
	390		7.750%, 01/14/31	535
	100		9.500%, 02/02/30	157
	470		10.625%, 03/16/25	757
	310		Republic of Romania, (Romania), 6.750%, 02/07/22 (e)	310
			Republic of Serbia, (Serbia),
	150		Reg. S., SUB, 6.750%, 11/01/24	142
	200		7.250%, 09/28/21 (e)	199
			Republic of South Africa, (South Africa),
	100		4.665%, 01/17/24	103
	330		5.500%, 03/09/20	369
ZAR	890		7.000%, 02/28/31	87
	470		Republic of Sri Lanka, (Sri Lanka), 6.250%, 10/04/20 (e)	461
			Republic of Turkey, (Turkey),
	500		6.750%, 04/03/18	555
	115		6.875%, 03/17/36	126
	170		7.000%, 03/11/19	193
	170		7.000%, 06/05/20	192
	335		7.250%, 03/15/15	366
	317		7.250%, 03/05/38	366
	100		7.500%, 07/14/17	114
TRY	641		10.500%, 01/15/20	370
			Republic of Uruguay, (Uruguay),
UYU	584		3.751%, 06/26/37	40
UYU	3,000		6.261%, 04/05/27	224
	430		7.625%, 03/21/36	588
	55		PIK, 7.875%, 01/15/33	76
			Republic of Venezuela, (Venezuela),
	675		Reg. S., 5.750%, 02/26/16	568
	551		Reg. S., 6.000%, 12/09/20	355
	200		Reg. S., 7.750%, 10/13/19	149
	100		Republic of Vietnam, (Vietnam), Reg. S., 6.750%, 01/29/20	105
			Russian Federation, (Russia),
	400		5.625%, 04/04/42 (e)	407
	1,848		Reg. S., SUB, 7.500%, 03/31/30	2,174
	130		Reg. S., 12.750%, 06/24/28	228
	200		State of Qatar, (Qatar), Reg. S., 5.750%, 01/20/42	223
			United Mexican States, (Mexico),
	640		5.625%, 01/15/17	730
	528		5.750%, 10/12/10	561
	188		5.950%, 03/19/19	224
	160		6.050%, 01/11/40	193
	100		6.750%, 09/27/34	130
MXN	2,500		7.750%, 12/14/17	195
	100		8.300%, 08/15/31	149

			Total Foreign Government Securities (Cost $39,233)	39,911

	Mortgage Pass-Through Securities — 4.5%
			Federal Home Loan Mortgage Corp.,
	105		ARM, 2.289%, 08/01/36	111
	319		ARM, 2.328%, 10/01/36	340
	351		ARM, 3.159%, 03/01/36	375
	113		ARM, 3.312%, 05/01/37	120
	749		ARM, 3.364%, 03/01/36	807
	586		ARM, 5.283%, 10/01/37	629
			Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
	1,375		4.000%, 08/01/18 - 05/01/19	1,455
	711		4.500%, 10/01/18	755
	82		5.000%, 05/01/18	89
	6,708		5.500%, 01/01/21 - 12/01/24	7,274
	565		6.000%, 11/01/21	614
	280		6.500%, 07/01/14	292
	58		7.500%, 01/01/17	64
			Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
	1,238		6.500%, 11/01/22 - 03/01/26	1,390
	407		7.000%, 01/01/27	469
			Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
	337		4.000%, 09/01/33	359
	2,636		4.500%, 05/01/41	2,819
	62		6.000%, 02/01/29	69
	992		6.500%, 01/01/24 - 11/01/36	1,125
	1,055		7.000%, 09/01/24 - 10/01/36 (m)	1,248
	128		7.500%, 10/01/19 - 02/01/27	146
	132		8.000%, 08/01/27 - 03/01/30	162
			Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
	2,237		7.500%, 01/01/32 - 12/01/36	2,659
	508		10.000%, 10/01/30	605
			Federal Home Loan Mortgage Corp. Gold Pools, Other,
	95		7.000%, 12/01/14 - 03/01/16	100
			Federal Home Loan Mortgage Corp., 30 Year, Single Family,
	3		7.500%, 02/01/17	3
	5		12.000%, 08/01/15 - 07/01/19	6
	–	(h)	13.000%, 06/01/14	—	(h)

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — Continued
		Federal National Mortgage Association,
201		ARM, 2.565%, 01/01/34	213
291		ARM, 2.720%, 05/01/35	309
108		ARM, 2.737%, 04/01/37	116
574		ARM, 2.828%, 04/01/37	615
390		ARM, 2.846%, 03/01/37	418
24		ARM, 3.000%, 10/01/33	25
288		ARM, 5.229%, 07/01/37	301
138		ARM, 5.585%, 07/01/37	147
1,282		ARM, 5.611%, 01/01/23	1,400
482		ARM, 6.000%, 02/01/37	524
		Federal National Mortgage Association, 15 Year, Single Family,
4,301		3.500%, 09/01/18 - 07/01/19	4,535
2,567		4.000%, 07/01/18 - 12/01/18	2,746
333		4.500%, 07/01/18	365
3,287		5.000%, 05/01/18 - 07/01/25	3,570
854		5.500%, 08/01/17 - 07/01/20	929
1,623		6.000%, 01/01/14 - 08/01/22	1,770
23		6.500%, 05/01/13	24
–	(h)	7.000%, 03/01/15	—	(h)
11		8.000%, 01/01/16	12
		Federal National Mortgage Association, 20 Year, Single Family,
1,654		3.500%, 12/01/30	1,753
1,758		6.000%, 04/01/24 - 08/01/27	1,941
692		6.500%, 11/01/18	779
254		Federal National Mortgage Association, 30 Year, FHA/VA, 5.500%, 08/01/34	280
		Federal National Mortgage Association, 30 Year, Single Family,
2,033		5.000%, 08/01/40	2,213
1,754		5.500%, 12/01/28 - 09/01/34	1,929
2,602		6.000%, 03/01/34 - 08/01/37	2,945
3,059		6.500%, 04/01/28 - 10/01/38	3,465
1,729		7.000%, 03/01/28 - 04/01/37	2,043
683		7.500%, 09/01/25 - 11/01/38	831
–	(h)	8.000%, 08/01/22	—	(h)
60		8.500%, 10/01/25 - 12/01/25	70
4		9.000%, 01/01/19 - 04/01/25	5
14		12.500%, 01/01/16	15
		Federal National Mortgage Association, Other,
1,860		2.140%, 04/01/19	1,906
1,865		2.490%, 10/01/17	1,951
1,536		2.750%, 03/01/22	1,574
1,750		3.370%, 11/01/20	1,892
1,680		3.380%, 01/01/18	1,821
1,575		3.590%, 10/01/20	1,723
1,645		3.660%, 12/01/21	1,809
1,505		3.730%, 06/01/18	1,657
1,634		3.810%, 01/01/19	1,801
1,275		4.060%, 07/01/21	1,431
2,136		4.180%, 12/01/19	2,396
2,442		4.369%, 02/01/20	2,778
3,000		4.399%, 02/01/20	3,411
1,187		4.500%, 01/01/20	1,273
1,973		4.640%, 01/01/21	2,276
1,239		5.000%, 12/01/32 - 08/01/33	1,321
706		5.500%, 09/01/17	763
412		6.500%, 04/01/36 - 07/01/36	463
		Government National Mortgage Association II, 30 Year, Single Family,
8,903		6.000%, 11/20/32 - 09/20/38	10,065
2,528		6.500%, 02/20/29 - 10/20/39	2,915
5,489		7.000%, 06/20/32 - 01/20/39	6,488
567		7.500%, 08/20/25 - 05/20/32	689
1,011		8.000%, 08/20/26 - 09/20/31	1,251
902		Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	1,002
		Government National Mortgage Association, 30 Year, Single Family,
384		6.500%, 02/15/28 - 10/15/29	445
117		7.000%, 02/15/24 - 11/15/27	136
121		7.250%, 07/15/21 - 01/15/28	139
76		7.500%, 10/15/22 - 09/15/29	83
6		7.750%, 02/15/27	6
3		8.500%, 11/15/25	4
103		9.000%, 04/15/16 - 01/15/25	112
4		10.000%, 11/15/20	5
2		13.000%, 01/15/15	2

		Total Mortgage Pass-Through Securities (Cost $109,610)	115,961

Municipal Bonds — 0.6%
		California — 0.1%
1,000		Los Angeles Department of Airports, Taxable Build America Bonds, Rev., 6.582%, 05/15/39	1,304

		Illinois — 0.1%
780		Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/21	906

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — Continued
	Illinois — Continued
1,960	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	1,854

		2,760

	New York — 0.2%
900	New York City Municipal Water Finance Authority, Second General Resolution, Rev., 5.375%, 06/15/43	1,038
	New York State Dormitory Authority, State Personal Taxable General Purpose, Build America Bonds,
560	Series H, Rev., 5.289%, 03/15/33	688
1,165	Series H, Rev., 5.389%, 03/15/40	1,486
1,450	Port Authority of New York & New Jersey, Construction 164, Rev., 5.647%, 11/01/40	1,841

		5,053

	Ohio — 0.1%
1,040	American Municipal Power, Inc., Build America Bonds, Series B, Rev., 7.499%, 02/15/50	1,452
1,563	Ohio State University (The), Series A, Rev., 4.800%, 06/01/11	1,762

		3,214

	Oklahoma — 0.1%
900	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	1,069

	Washington — 0.0% (g)
900	City of Seattle, Light & Power Improvement, Series A, Rev., 5.250%, 02/01/33	1,048

	Total Municipal Bonds (Cost $12,106)	14,448

Supranational — 0.1%
1,000	African Development Bank, 8.800%, 09/01/19	1,365
1,260	Corp. Andina de Fomento, 3.750%, 01/15/16	1,312
330	Eurasian Development Bank, Reg. S., 7.375%, 09/29/14	356

	Total Supranational (Cost $2,976)	3,033

U.S. Government Agency Securities — 1.2%
1,500	Federal Home Loan Bank, 1.750%, 12/14/12	1,512
	Federal Home Loan Mortgage Corp.,
915	1.350%, 04/29/14	932
635	5.250%, 04/18/16	745
385	6.750%, 09/15/29	587
	Federal National Mortgage Association,
7,360	Zero Coupon, 06/01/17	6,974
825	5.000%, 05/11/17	985
1,500	5.625%, 07/15/37	2,151
1,000	8.200%, 03/10/16	1,275
1,000	Federal National Mortgage Association STRIPS, 11/15/21	810
	Financing Corp. Fico,
3,100	Zero Coupon, 11/30/17	2,882
1,285	Zero Coupon, 04/05/19	1,153
500	Zero Coupon, 09/26/19	442
388	New Valley Generation II, 5.572%, 05/01/20	457
633	New Valley Generation III, 4.929%, 01/15/21	723
3,870	Residual Funding Corp. STRIPS, Zero Coupon, 07/15/20	3,383
	Tennessee Valley Authority,
902	4.625%, 09/15/60	1,111
869	5.250%, 09/15/39	1,141
1,610	5.880%, 04/01/36	2,266
500	Tennessee Valley Authority STRIPS, Zero Coupon, 11/01/25	339

	Total U.S. Government Agency Securities (Cost $26,413)	29,868

U.S. Treasury Obligations — 16.2%
	U.S. Treasury Bonds,
85	3.500%, 02/15/39	100
555	4.375%, 02/15/38	748
5,000	4.500%, 02/15/36	6,822
3,890	4.500%, 05/15/38	5,349
5,000	5.000%, 05/15/37	7,334
2,500	5.250%, 02/15/29	3,583
1,000	5.500%, 08/15/28	1,462
2,340	6.000%, 02/15/26	3,473
5,000	6.250%, 08/15/23	7,326
4,250	6.375%, 08/15/27	6,645
7,600	7.125%, 02/15/23	11,723
7,200	7.250%, 08/15/22	11,090
17,000	7.500%, 11/15/16 (m)	22,146
4,800	7.500%, 11/15/24	7,843
2,625	7.875%, 02/15/21	4,050
13,600	8.125%, 05/15/21 (m)	21,400
10,000	8.125%, 08/15/21	15,844
5,000	8.500%, 02/15/20	7,732

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligations — Continued
6,000	8.750%, 08/15/20	9,543
22,210	8.875%, 08/15/17 (m)	31,531
1,000	U.S. Treasury Inflation Indexed Bond, 3.625%, 04/15/28	2,217
	U.S. Treasury Notes,
40	0.750%, 03/31/13 (k)	40
6,750	1.250%, 04/30/19	6,859
4,000	1.375%, 09/15/12	4,015
6,625	1.375%, 10/15/12 (m)	6,656
5,275	1.375%, 11/15/12	5,304
2,665	1.375%, 11/30/18	2,740
10,000	1.875%, 06/15/12	10,007
100	2.000%, 04/30/16	106
225	2.250%, 05/31/14	234
335	2.250%, 01/31/15	352
11,000	2.250%, 11/30/17	11,870
2,780	2.625%, 02/29/16	2,997
130	2.625%, 04/30/16	140
12,940	2.750%, 05/31/17 (m)	14,249
7,115	2.875%, 03/31/18	7,947
1,000	3.125%, 10/31/16	1,109
10,654	3.125%, 05/15/19	12,190
2,250	3.250%, 03/31/17	2,525
7,860	4.750%, 08/15/17	9,483
	U.S. Treasury STRIPS,
308	05/15/14	306
2,000	11/15/14	1,984
2,425	11/15/15	2,387
6,980	05/15/16	6,822
6,916	02/15/17	6,692
12,239	08/15/17	11,765
19,170	11/15/17	18,353
6,000	02/15/18	5,722
1,606	08/15/18	1,518
185	08/15/19	171
9,201	05/15/20	8,278
5,185	11/15/20	4,596
10,000	05/15/21	8,711
22,000	11/15/21 (m)	18,855
5,000	08/15/22	4,173
5,000	11/15/22	4,135
4,000	08/15/24	3,105
5,000	11/15/24	3,843
2,900	02/15/25	2,207
6,315	02/15/27	4,475
8,000	11/15/27	5,525
2,615	02/15/28	1,792

	Total U.S. Treasury Obligations (Cost $362,087)	412,199

SHARES
Common Stocks — 0.5%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
73	General Motors Co. (a)	1,628

	Hotels, Restaurants & Leisure — 0.0% (g)
500	Real Mex Restaurants, Inc., Class B, ADR (a) (f) (i)	29

	Leisure Equipment & Products — 0.0% (g)
31	New True Temper Holdings Corp., Inc. (a) (f) (i)	369

	Total Consumer Discretionary	2,026

	Consumer Staples — 0.0%
	Food Products — 0.0%
40	Eurofresh, Inc., ADR (a) (f) (i)	—

	Financials — 0.2%
	Diversified Financial Services — 0.2%
244	Capmark Financial Group, Inc. (a)	5,488

	Industrials — 0.0% (g)
	Marine — 0.0% (g)
1	General Maritime Corp. (a) (f) (i)	16

	Information Technology — 0.0% (g)
	Semiconductors & Semiconductor Equipment — 0.0% (g)
11	Magnachip Semiconductor Corp., (Luxembourg) (a)	103

	Materials — 0.2%
	Chemicals — 0.0% (g)
26	LyondellBasell Industries N.V., (Netherlands), Class A	1,030

	Construction Materials — 0.1%
264	U.S. Concrete, Inc. (a)	1,298

	Containers & Packaging — 0.0% (g)
9	Constar International, Inc., ADR (a) (f) (i)	4

	Metals & Mining — 0.0% (g)
8	Wolverine Tube, Inc., ADR (a) (f) (i)	167

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
		Paper & Forest Products — 0.1%
188		Resolute Forest Products, (Canada) (a)	2,125

		Total Materials	4,624

		Telecommunication Services — 0.0% (g)
		Diversified Telecommunication Services — 0.0%
–	(h)	XO Holdings, Inc. (a) (f) (i)	—

		Wireless Telecommunication Services — 0.0% (g)
–	(h)	Sprint Nextel Corp. (a)	—	(h)

		Total Telecommunication Services	—	(h)

		Total Common Stocks (Cost $15,369)	12,257

Preferred Stocks — 0.4%
		Consumer Discretionary — 0.2%
		Automobiles — 0.0% (g)
35		General Motors Co., 4.750%, 12/01/13	1,285

		Diversified Consumer Services — 0.1%
34		Carriage Services Capital Trust, 7.000%, 06/01/29	1,383

		Household Durables — 0.1%
149		M/I Homes, Inc., 9.750%, 07/17/12 ($25.00 par value) @ (a)	2,544

		Total Consumer Discretionary	5,212

		Consumer Staples — 0.0%
		Food Products — 0.0%
–	(h)	Eurofresh, Inc., ADR, 15.000%, 11/18/16 (a) (f) (i)	—

		Financials — 0.2%
		Commercial Banks — 0.1%
8		CoBank ACB, 7.000%, 07/02/12 ($50.00 par value) @ (e)	411
10		CoBank ACB, Series C, 11.000%, 07/01/13 ($50.00 par value) @ (e)	552
15		CoBank ACB, Series D, 11.000%, 10/01/14 ($50.00 par value) @	835

			1,798

		Consumer Finance — 0.1%
4		Ally Financial, Inc., 7.000%, 07/02/12 ($1,000.00 par value) @ (e)	3,409
14		Citigroup Capital XIII, VAR, 7.875%, 10/30/40	381

			3,790

		Insurance — 0.0% (g)
11		Hartford Financial Services Group, Inc., VAR, 7.875%, 04/15/42 (a)	286

		Total Financials	5,874

		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
1		Constar International, Inc., 11.000% (a) (f) (i)	204

		Total Preferred Stocks (Cost $12,012)	11,290

PRINCIPAL AMOUNT
Loan Participations & Assignments — 1.7%
		Consumer Discretionary — 0.9%
		Automobiles — 0.1%
3,528		Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	3,515

		Broadcasting & Cable TV — 0.0% (g)
200		Kabel Deutschland, Facility F Loan, VAR, 4.250%, 02/01/19	197
		Midcontinent Communications, Term Loan B,
294		VAR, 4.000%, 12/31/16	291
–	(h)	VAR, 5.250%, 12/31/16	—	(h)
72		RCN Cable LLC, Term Loan B, VAR, 6.500%, 08/26/16	72

			560

		Gaming — 0.3%
4,000		Caesars Entertainment, Term B-2 Loan, VAR, 3.239%, 01/28/15	3,650
1,939		CCM Merger, Inc., Term Loan, VAR, 6.000%, 03/01/17	1,924
1,400		Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16	1,437

			7,011

		Hotels, Restaurants & Leisure — 0.1%
518		Burger King Corp., Term Loan B, VAR, 4.500%, 10/19/16	513
		Landry's, Inc., Term Loan,
349		VAR, 6.500%, 04/24/18	346
1		VAR, 6.500%, 04/24/18	1
275		MTL Publishing LLC, Term Loan, VAR, 03/01/18 ^	273
325		Wendy’s/Arby’s Restaurants LLC, Term Loan B, VAR, 05/15/19 ^	321

			1,454

		Media — 0.3%
440		Bresnan Communication, Term Loan B, VAR, 4.500%, 12/14/17	432
2,345		Clear Channel Communications, Inc., Term Loan B, VAR, 3.889%, 01/29/16	1,824

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	Media — Continued
387	High Plains Broadcasting, Term Loan, VAR, 9.000%, 09/14/16	386
1,399	Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	1,398
1,750	Newsday LLC, Fixed Rate Term Loan, VAR, 10.500%, 08/01/13	1,784
	R.H. Donnelley, Inc., Exit Term Loan,
516	VAR, 9.000%, 10/24/14	222
428	VAR, 9.000%, 10/24/14	184
187	VAR, 9.000%, 10/24/14	81
	Radio One, Inc., 1st Lien Term Loan B,
802	VAR, 7.500%, 03/31/16	786
46	VAR, 7.500%, 03/31/16	44
18	VAR, 7.500%, 03/31/16	18
1,011	TL Acquisitions, Inc., Term Loan, VAR, 2.490%, 07/03/14	913
190	Univision, Initial Term Loan, VAR, 2.239%, 09/29/14	184
2,993	Vertis, Inc., 1st Lien Term Loan, VAR, 14.000%, 12/21/15 (d) (f) (i)	681

		8,937

	Specialty Retail — 0.1%
	Claire’s Stores, Term Loan B,
1,402	VAR, 2.989%, 05/29/14	1,303
604	VAR, 3.216%, 05/29/14	561
702	Gymboree, 1st Lien Term Loan, VAR, 5.000%, 02/23/18	650

		2,514

	Total Consumer Discretionary	23,991

	Consumer Staples — 0.0% (g)
	Food Products — 0.0% (g)
	Bolthouse Farms, 1st Lien,
125	VAR, 5.500%, 02/11/16	125
4	VAR, 5.750%, 02/11/16	4
	High Liner Foods, Inc., Term Loan,
235	VAR, 7.000%, 12/19/17	234
4	VAR, 7.000%, 12/19/17	4

	Total Consumer Staples	367

	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
388	Arch Coal, 1st Lien Term Loan B, VAR, 5.750%, 05/16/18	376
1,550	Chesapeake Energy, Term Loan, VAR, 8.500%, 12/02/17	1,522
572	MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18	565
780	NGPL PipeCo LLC, Term Loan, VAR, 7.750%, 05/17/18	762
102	Western Refining, Inc., Term Loan B, VAR, 7.500%, 03/15/17	102

	Total Energy	3,327

	Financials — 0.1%
	Capital Markets — 0.1%
1,911	Pinafore LLC/Pinafore, Inc., Term Loan B1, VAR, 4.250%, 09/29/16	1,900

	Insurance — 0.0% (g)
88	USI Holdings, Series C, New Term Loan, VAR, 7.000%, 05/05/14	88

	Real Estate Investment Trusts (REITs) — 0.0% (g)
	iStar, Term Loan A-1,
519	VAR, 5.000%, 06/28/13	517
287	VAR, 5.000%, 06/28/13	286

		803

	Total Financials	2,791

	Health Care — 0.1%
	Health Care Providers & Services — 0.0% (g)
173	inVentiv Health, Consolidated Term Loan, VAR, 6.500%, 08/04/16	162

	Pharmaceuticals — 0.1%
575	Aptalis Pharma, Inc., Term B-2 Loan, VAR, 5.500%, 02/11/17	555
	Aptalis Pharma, Inc., Term Loan,
347	VAR, 5.500%, 02/10/17	335
37	VAR, 5.500%, 02/10/17	36
	Catalent Pharma Solutions, 1st Lien Incremental Term Loan B,
116	VAR, 5.250%, 09/15/17	114
59	VAR, 5.250%, 09/15/17	59

		1,099

	Total Health Care	1,261

	Industrials — 0.2%
	Aerospace & Defense — 0.0% (g)
546	Ducommun, Inc., Term Loan B, VAR, 5.500%, 06/28/17	546

	Building Products — 0.1%
290	Jacuzzi Brands Corp., 1st Lien Synthetic Credit Facility, VAR, 0.368%, 02/07/14	170

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
		Building Products — Continued
2,487		Jacuzzi Brands Corp., 1st Lien Term Loan B, VAR, 2.489%, 02/07/14	1,459

			1,629

		Commercial Services & Supplies — 0.1%
302		ACCO Brands, Term B Loan, VAR, 4.250%, 05/01/19	302
347		Baker Corp. International, Term Loan, VAR, 4.750%, 06/01/18	343
348		Cenveo Corp., Term Loan B, VAR, 6.250%, 12/21/16	345
446		SCH Group, 1st Lien Term Loan, VAR, 6.625%, 04/28/17	424

			1,414

		Machinery — 0.0% (g)
348		Terex Corp., Term Loan, VAR, 5.500%, 04/28/17	348

		Total Industrials	3,937

		Information Technology — 0.1%
		Communications Equipment — 0.0% (g)
400		Syniverse Holdings, Inc., Term Loan, VAR, 5.000%, 04/23/19	394

		Computers & Peripherals — 0.0% (g)
		Sealed Air, Term Loan B,
263		VAR, 4.750%, 10/03/18	263
229		VAR, 4.750%, 10/03/18	229

			492

		IT Services — 0.1%
		EVERTEC, Term Loan B1,
892		VAR, 5.250%, 09/30/16	891
28		VAR, 5.250%, 09/30/16	28
380		First Data Corp., Initial Tranche B1, VAR, 2.989%, 09/24/14	359
361		First Data Corp., Initial Tranche B3, VAR, 2.989%, 09/24/14	341

			1,619

		Total Information Technology	2,505

		Materials — 0.1%
		Chemicals — 0.1%
		AZ Chem U.S., Inc., Term Loan,
277		VAR, 7.250%, 12/22/17	278
21		VAR, 7.250%, 12/22/17	21
		Harko C.V., Term Loan B,
116		VAR, 5.750%, 08/02/17	116
157		VAR, 5.750%, 08/02/17	156
–	(h)	Millennium Chemicals, 1st Lien, VAR, 2.720%, 05/15/14	—	(h)
		Nexeo Solutions, Term Loan,
6		VAR, 5.000%, 09/08/17	6
57		VAR, 5.000%, 09/08/17	56
52		VAR, 5.000%, 09/08/17	50
70		VAR, 5.000%, 09/08/17	68
276		PL Propylene LLC, Term Loan, VAR, 7.000%, 03/27/17	273
		PolyOne, Term Loan B,
295		VAR, 5.000%, 12/20/17	294
4		VAR, 5.000%, 12/20/17	4
		Trinseo, 1st Lien Term Loan,
514		VAR, 6.000%, 08/02/17	459
19		VAR, 6.750%, 08/02/17	17

			1,798

		Construction Materials — 0.0% (g)
325		Summit Materials LLC, Term Loan, VAR, 6.000%, 01/30/19	324

		Metals & Mining — 0.0% (g)
309		Noranda Aluminum, Term B Loan, VAR, 5.750%, 02/28/19	309

		Total Materials	2,431

		Utilities — 0.1%
		Independent Power Producers & Energy Traders — 0.1%
2,117		Texas Competitive Electric, Extended- Term Loan, VAR, 4.739%, 10/10/17	1,226
2,117		Texas Competitive Electric, Non-Extended Term Loan, VAR, 3.739%, 10/10/14	1,290

		Total Utilities	2,516

		Total Loan Participations & Assignments (Cost $47,965)	43,126

NUMBER OF WARRANTS
Warrant — 0.1%
		Consumer Discretionary — 0.1%
		Automobiles — 0.1%
		General Motors Co.,
67		expiring 7/10/2016 (Strike Price $10.00) (a)	887
67		expiring 7/10/2019 (Strike Price $18.33) (a)	575

		Total Consumer Discretionary	1,462

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
Warrant — Continued
	Industrials — 0.0%
	Marine — 0.0%
1	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (f) (i)	—

	Total Warrants (Cost $2,388)	1,462

SHARES
Short-Term Investment — 12.2%
	Investment Company — 12.2%
311,408	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $311,408)	311,408

	Total Investments — 100.0% (Cost $2,422,316)	2,544,927
	Other Assets in Excess of Liabilities — 0.0% (g)	128

	NET ASSETS — 100.0%	$2,545,055

Percentages indicated are based on net assets.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
19	10 Year U.S. Treasury Note	09/19/12	2,545	28
3	2 Year U.S. Treasury Note	09/28/12	661	1
	Short Futures Outstanding
(6)	30 Year U.S. Treasury Bond	09/19/12	(898)	(19)

				10

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
145,000	EUR	Australia and New Zealand Banking Group Limited	06/29/12	194	180	14
160,000	EUR	BNP Paribas	06/29/12	207	198	9

3,000,000	NOK	Union Bank of Switzerland AG	06/06/12	522	490	32

				923	868	55

Credit Default Swaps - Sell Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/12 [2]	NOTIONAL AMOUNT [3]	VALUE
Goldman Sachs Capital Management:
FSA Global Funding, Ltd., 6.110%, 06/29/15	1.950% quarterly	03/20/13	4.015%	1,000	(12)

[1]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2012.
BRL	—	Brazilian Real
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of May 31, 2012. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
EUR	—	Euro
FHA	—	Federal Housing Administration
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
PEN	—	Peru Nuevo Sol
PIK	—	Payment-in-Kind
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S.	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue Bond
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2012.
TRY	—	New Turkish Lira
UYU	—	Uruguayan Peso
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.
ZAR	—	South African Rand

(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $19,590,000 which amounts to 0.8% of total investments.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of May 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2012.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of May 31, 2012.
~	—	Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

^	—	All or a portion of the security is unsettled as of May 31, 2012. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$164,207
Aggregate gross unrealized depreciation	(41,596)

Net unrealized appreciation/depreciation	$122,611

Federal income tax cost of investments	$2,422,316

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

A. SECURITY VALUATIONS—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors or (the “Board”) third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. The Fund’s Administrator (“JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, the Fund’s Investment Advisor (“JPMIM”), Legal and Compliance, Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing and at least a quarterly basis with the VC and Board, as applicable. The appropriateness of fair values are assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at May 31, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$1,628		$—	$398		$2,026
Consumer Staples	—		—	—	(a)	—	(a)
Financials	5,488		—	—		5,488
Industrials	—		—	16		16
Information Technology	103		—	—		103
Materials	4,453		—	171		4,624
Telecommunication Services	—	(b)	—	—	(a)	—	(b)

Total Common Stocks	11,672		—	585		12,257

Preferred Stocks
Consumer Discretionary	—		5,212	—		5,212
Consumer Staples	—		—	—	(a)	—	(a)
Financials	—		5,874	—		5,874
Materials	—		—	204		204

Total Preferred Stocks	—		11,086	204		11,290

Debt Securities
Asset-Backed Securities	—		78,647	9,369		88,016
Collateralized Mortgage Obligations
Agency CMO	—		302,458	4,506		306,964
Non-Agency CMO	—		151,191	7,984		159,175

Total Collateralized Mortgage Obligations	—		453,649	12,490		466,139

Commercial Mortgage-Backed Securities	—		103,968	2,347		106,315
Convertible Bonds
Consumer Discretionary	—		161	192		353
Materials	—		698	—		698

Total Convertible Bonds	—		859	192		1,051

Corporate Bonds
Consumer Discretionary	—		112,101	764		112,865
Consumer Staples	—		47,142	—	(a)	47,142
Energy	—		84,721	—		84,721
Financials	—		287,389	267		287,656
Health Care	—		46,131	—		46,131
Industrials	—		73,548	9,171		82,719
Information Technology	—		36,829	—		36,829
Materials	—		70,884	3,702		74,586
Telecommunication Services	—		48,228	—		48,228

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Utilities	$—	$65,788	$1,778		$67,566

Total Corporate Bonds	—	872,761	15,682		888,443

Foreign Government Securities	—	39,665	246		39,911
Mortgage Pass-Through Securities	—	115,961	—		115,961
Municipal Bonds	—	14,448	—		14,448
Supranational	—	3,033	—		3,033
U.S. Government Agency
Securities	—	28,688	1,180		29,868
U.S. Treasury Obligations	—	412,199	—		412,199
Loan Participations & Assignment
Consumer Discretionary	—	23,310	681		23,991
Consumer Staples	—	367	—		367
Energy	—	3,327	—		3,327
Financials	—	2,791	—		2,791
Health Care	—	1,261	—		1,261
Industrials	—	3,937	—		3,937
Information Technology	—	2,505	—		2,505
Materials	—	2,431	—		2,431
Utilities	—	2,516	—		2,516

Total Loan Participations & Assignments	—	42,445	681		43,126

Warrants
Consumer Discretionary	—	1,462	—		1,462
Industrials	—	—	—	(a)	— (a)

Total Warrants	—	1,462	—	(a)	1,462

Short-Term Investment
Investment Company	311,408	—	—		311,408

Total Investments in Securities	$323,080	$2,178,871	$42,976		$2,544,927

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$55	$—		$55
Futures Contracts	29	—	—		29

Total Appreciation in Other Financial Instruments	$29	$55	$—		$84

Depreciation in Other Financial Instruments
Futures Contracts	$(19)	$—	$—		$(19)
Swaps	—	(12)	—		(12)

Total Depreciation in Other Financial Instruments	$(19)	$(12)	$—		$(31)

(a)	Security has zero value.
(b)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Core Plus Bond Fund	Balance as of 2/29/12		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/12
Investments in Securities
Asset–Backed Securities	$3,125		$—	$88	$2	$5,320		$(747)	$1,581	$—	$9,369
Collateralized Mortgage Obligations Agency CMO	—		—	8	(3)	—		(70)	4,571	—	4,506
Non–Agency CMO	2,484		—	37	1	3,506		(755)	2,711	—	7,984
Commercial Mortgage – Backed Securities	—		—	(5)	2	2,434		(84)	—	—	2,347
Common Stocks –Consumer Discretionary	369		—	25	—	29		(25)	—	—	398
Common Stocks – Consumer Staples	—	(a)	—	—	—	—		—	—	—	—	(a)
Common Stocks – Industrials	—		—	5	—	11		—	—	—	16
Common Stocks – Materials	212		—	(41)	—	—		—	—	—	171
Common Stocks – Telecommunication Services	—	(a)	—	—	—	—		—	—	—	—	(a)
Convertible Bonds – Consumer Discretionary	—		—	—	—	192		—	—	—	192
Corporate Bonds – Consumer Discretionary	406		(265)	274	—	570		(221)	—	—	764
Corporate Bonds – Consumer Staples	92		—	(99)	—	7		—	—	—	—	(a)
Corporate Bonds – Financials	—		—	152	—	—		—	115	—	267
Corporate Bonds – Industrials	152		—	86	3	—		(91)	9,021	—	9,171
Corporate Bonds – Information Technology	2,856		—	—	—	—		—	—	(2,856)	—
Corporate Bonds – Materials	3,569		—	108	15	10		—	—	—	3,702
Corporate Bonds – Utilities	—		—	(272)	(2)	—		—	2,052	—	1,778
Foreign Government Securities	496		(2)	(35)	—	—		(213)	—	—	246
Loan Participations & Assignment – Consumer Discretionary	—		—	(2,056)	—	2,737		—	—	—	681
Preferred Stocks – Consumer Staples	—	(a)	—	(328)	—	328		—	—	—	—	(a)
Preferred Stocks – Materials	204		—	—	—	—		—	—	—	204
U.S. Government Agency Securities	—		—	11	(1)	—		(40)	1,210	—	1,180
Warrants - Industrials	—		—	—	—	—	(a)	—	—	—	—	(a)

Total	$13,965		$(267)	$(2,042)	$17	$15,144		$(2,246)	$21,261	$(2,856)	$42,976

1 Purchases include all purchases of securities and securities received in corporate actions.

2 Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

(a) Security has zero value.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(1,878,000).

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 5/31/2012		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$32,736		Market Comparable Companies	EBITDA Multiple (b)	5.82x - 6.904x (6.63x)
				Discount for lack of marketability (a)	20% - 30% (28.71%)
	368,400		Consensus Pricing	Offered Quotes Discount for lack of marketability (a)	$14 (N/A) 15% (N/A)
	166,720		Broker Bid	Equity Broker Bid	N/A
	16,140		Discounted Terms of Plan of Reorganization	Discount for lack of marketability (a)	25% (N/A)

Common Stock	583,996

	203,836		Discounted Cash Flow	Discount for lack of marketability (a)	15% (N/A)
	0	(c)	Market Comparable Companies	EBITDA Multiple (b)	5.82x (N/A)
				Discount for lack of marketability (a)	30% (N/A)

Preferred Stock	203,836
	1,444,635		Market Comparable Companies	EBITDA Multiple (b)	5.82x - 6.904x (6.43x)
				Discount for lack of marketability (a)	20% - 30% (25.28%)
Corporate Bond	1,444,635
	1,489,398		Discounted Cash Flow	Constant Prepayment Rate	14% (N/A)
	1,432,859			Discount for lack of marketability (a)	4.5% (N/A)

Asset-Backed Securities	2,922,257
	0		Contingent Claim	Likelihood of Trigger Event	0% (N/A)

Equity Rights	0
	0		Discounted Terms of Plan of Reorganization	Issue Price vs. Strike Price	N/A

Warrants	0

# The table above does not include level 3 securities deemed illiquid and valued by vendors or brokers or securities that are valued by broker quotes with unobservable inputs. At 5/31/12, the value of these securities is $14,433,267 and $23,386,495, respectively.

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments
(b)	Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in Preferred Stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, projected cash flow discounted rates and prepayment rates may decrease (increase) the fair value measurement.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amount in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — 40.5%
	Agency CMO — 40.5%
	Federal Home Loan Mortgage Corp. REMICS,
82	Series 1343, Class LA, 8.000%, 08/15/22	99
578	Series 1367, Class K, 5.500%, 09/15/22	637
112	Series 1591, Class E, 10.000%, 10/15/23	119
957	Series 1633, Class Z, 6.500%, 12/15/23	1,015
1,120	Series 1694, Class PK, 6.500%, 03/15/24	1,184
5,575	Series 1785, Class A, 6.000%, 10/15/23	5,595
301	Series 1999, Class PU, 7.000%, 10/15/27	349
516	Series 2031, Class PG, 7.000%, 02/15/28	602
1,483	Series 2035, Class PC, 6.950%, 03/15/28	1,724
1,205	Series 2064, Class PD, 6.500%, 06/15/28	1,204
1,026	Series 2095, Class PE, 6.000%, 11/15/28	1,149
385	Series 2152, Class BD, 6.500%, 05/15/29	418
2,242	Series 2162, Class TH, 6.000%, 06/15/29	2,508
159	Series 2345, Class PQ, 6.500%, 08/15/16	164
1,212	Series 2367, Class ME, 6.500%, 10/15/31	1,315
2,292	Series 2480, Class EJ, 6.000%, 08/15/32	2,571
5,213	Series 2562, Class PG, 5.000%, 01/15/18	5,598
1,916	Series 2571, Class PV, 5.500%, 01/15/14	1,962
304	Series 2580, Class QM, 5.000%, 10/15/31	305
3,134	Series 2611, Class QZ, 5.000%, 05/15/33	3,701
500	Series 2630, Class KS, 4.000%, 01/15/17	500
565	Series 2647, Class A, 3.250%, 04/15/32	583
2,560	Series 2651, Class VZ, 4.500%, 07/15/18	2,735
8,553	Series 2656, Class BG, 5.000%, 10/15/32	9,206
2,451	Series 2688, Class DG, 4.500%, 10/15/23	2,679
8,588	Series 2727, Class PE, 4.500%, 07/15/32	9,059
581	Series 2749, Class TD, 5.000%, 06/15/21	584
6,000	Series 2773, Class TB, 4.000%, 04/15/19	6,447
7,450	Series 2841, Class AT, 4.000%, 08/15/19	8,032
2,300	Series 2882, Class QD, 4.500%, 07/15/34	2,528
6,342	Series 2915, Class MU, 5.000%, 01/15/35	7,274
3,013	Series 2927, Class GA, 5.500%, 10/15/34	3,358
5,500	Series 2931, Class QD, 4.500%, 02/15/20	6,131
5,636	Series 2976, Class HP, 4.500%, 01/15/33	5,921
10,600	Series 3036, Class ND, 5.000%, 05/15/34 (m)	11,453
1,662	Series 3045, Class HN, 4.500%, 09/15/33	1,749
2,066	Series 3085, Class VS, HB, IF, 27.765%, 12/15/35	3,429
4,827	Series 3181, Class OP, PO, 07/15/36	4,616
4,500	Series 3188, Class GE, 6.000%, 07/15/26	5,076
29,552	Series 3325, Class JL, 5.500%, 06/15/37	32,079
6,000	Series 3341, Class PE, 6.000%, 07/15/37	7,268
7,000	Series 3413, Class B, 5.500%, 04/15/37	8,025
6,000	Series 3544, Class PC, 5.000%, 05/15/37	6,459
4,000	Series 3699, Class QH, 5.500%, 07/15/40	4,974
18,478	Series 3737, Class DG, 5.000%, 10/15/30	20,362
9,142	Series 3777, Class WA, 4.000%, 12/15/40	9,891
7,000	Series 3798, Class AY, 3.500%, 01/15/26	7,573
5,000	Series 3809, Class BC, 3.500%, 02/15/26	5,411
6,351	Series 3926, Class MW, 4.500%, 09/15/26	7,338
45,046	Series 3981, Class PA, 3.000%, 04/15/31	47,141
17,067	Series 4002, Class MV, 4.000%, 01/15/30	18,646
83	Federal Home Loan Mortgage Corp. STRIPS, Series 155, Class IO, IO, 7.000%, 11/01/23	16
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
2,411	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	2,747
2,723	Series T-54, Class 2A, 6.500%, 02/25/43	3,034
1,127	Series T-56, Class APO, PO, 05/25/43	847
1,098	Federal National Mortgage Association Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	1,230
	Federal National Mortgage Association REMICS,
108	Series 1988-16, Class B, 9.500%, 06/25/18 (m)	121
52	Series 1990-57, Class J, 7.000%, 05/25/20 (m)	55
275	Series 1993-110, Class H, 6.500%, 05/25/23	320
213	Series 1993-146, Class E, PO, 05/25/23	194
3,471	Series 1993-155, Class PJ, 7.000%, 09/25/23	3,986
39	Series 1993-205, Class H, PO, 09/25/23	37
57	Series 1993-217, Class H, PO, 08/25/23	53
45	Series 1993-228, Class G, PO, 09/25/23	43
1,226	Series 1994-37, Class L, 6.500%, 03/25/24	1,413
4,427	Series 1994-51, Class PV, 6.000%, 03/25/24	4,964
2,277	Series 1998-58, Class PC, 6.500%, 10/25/28	2,604
471	Series 2000-8, Class Z, 7.500%, 02/20/30	552
1,366	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	280
467	Series 2002-2, Class UC, 6.000%, 02/25/17	501
737	Series 2002-3, Class PG, 5.500%, 02/25/17	779
3,935	Series 2002-73, Class OE, 5.000%, 11/25/17	4,284

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amount in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,530	Series 2002-92, Class FB, VAR, 0.889%, 04/25/30	1,542
7,575	Series 2003-21, Class PZ, 4.500%, 03/25/33	8,428
480	Series 2003-67, Class SA, HB, IF, 43.948%, 10/25/31	993
5,000	Series 2003-74, Class VL, 5.500%, 11/25/22	5,268
17,963	Series 2003-81, Class MC, 5.000%, 12/25/32 (m)	19,209
5,000	Series 2003-92, Class VH, 5.000%, 02/25/19	5,494
8,522	Series 2003-128, Class DY, 4.500%, 01/25/24 (m)	9,324
16,000	Series 2004-7, Class JK, 4.000%, 02/25/19	17,010
3,106	Series 2004-46, Class QD, HB, IF, 23.045%, 03/25/34	4,629
3,293	Series 2004-54, Class FL, VAR, 0.639%, 07/25/34	3,302
6,504	Series 2004-60, Class PA, 5.500%, 04/25/34	7,041
15,000	Series 2004-97, Class B, 5.500%, 01/25/35	16,680
7,805	Series 2005-22, Class EH, 5.000%, 04/25/35	8,950
2,302	Series 2005-29, Class AK, 4.500%, 04/25/35	2,409
4,124	Series 2005-58, Class EP, 5.500%, 07/25/35	4,621
7,000	Series 2005-62, Class DX, 5.000%, 05/25/34	7,547
4,090	Series 2005-83, Class LA, 5.500%, 10/25/35	4,638
5,498	Series 2005-116, Class PC, 6.000%, 01/25/36	6,135
13,985	Series 2006-3, Class SB, IF, IO, 6.461%, 07/25/35	1,909
23,769	Series 2006-51, Class FP, VAR, 0.589%, 03/25/36	23,768
663	Series 2006-69, Class SP, IF, 14.511%, 05/25/30	704
336	Series 2006-81, Class FA, VAR, 0.589%, 09/25/36	336
4,036	Series 2006-110, Class PO, PO, 11/25/36	3,882
7,773	Series 2007-76, Class PE, 6.000%, 08/25/37	9,090
1,919	Series 2009-89, Class A1, 5.410%, 05/25/35	2,008
1,283	Series 2010-4, Class SL, IF, 11.050%, 02/25/40	1,396
7,518	Series 2010-11, Class CB, 4.500%, 02/25/40	7,871
6,000	Series 2010-47, Class MB, 5.000%, 09/25/39	6,933
9,815	Series 2010-68, Class EP, 4.500%, 12/25/39	10,761
5,000	Series 2010-117, Class DY, 4.500%, 10/25/25	5,836
4,274	Series 2010-155, Class B, 3.500%, 01/25/26	4,651
18,000	Series 2012-60, Class EP, 3.000%, 04/25/42	18,894
26,905	Series 2012-63, Class VA, 4.000%, 08/25/23	29,432
24	Series G92-35, Class EB, 7.500%, 07/25/22	27
231	Series G92-44, Class ZQ, 8.000%, 07/25/22	260
	Federal National Mortgage Association STRIPS,
3,396	Series 278, Class 1, VAR, 1.161%, 08/01/25	3,415
1,484	Series 278, Class 3, VAR, 1.236%, 11/01/23	1,480
1,795	Series 343, Class 23, IO, 4.000%, 10/01/18	120
	Federal National Mortgage Association Whole Loan,
386	Series 1999-W4, Class A9, 6.250%, 02/25/29	441
2,928	Series 2002-W7, Class A4, 6.000%, 06/25/29	3,282
1,266	Series 2003-W1, Class 1A1, VAR, 6.254%, 12/25/42	1,455
616	Series 2003-W1, Class 2A, VAR, 7.051%, 12/25/42	724
3,448	Series 2003-W18, Class 1A6, 5.370%, 08/25/43	3,563
4,526	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	5,354
4,187	Series 2009-W1, Class A, 6.000%, 12/25/49	4,809
	Government National Mortgage Association,
709	Series 1998-22, Class PD, 6.500%, 09/20/28	770
406	Series 1999-17, Class L, 6.000%, 05/20/29	443
4,069	Series 2001-10, Class PE, 6.500%, 03/16/31	4,831
5,838	Series 2001-64, Class PB, 6.500%, 12/20/31	6,326

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amount in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
13,478		Series 2003-59, Class XA, IO, VAR, 0.960%, 06/16/34	244
3,285		Series 2004-27, Class PD, 5.500%, 04/20/34	4,052
1,754		Series 2004-62, Class VA, 5.500%, 07/20/15	1,797
12,712		Series 2005-28, Class AJ, 5.500%, 04/20/35	14,255
3,324		Series 2008-15, Class NB, 4.500%, 02/20/38	3,566
10,721		Series 2008-40, Class SA, IF, IO, 6.161%, 05/16/38	2,165
28,693		Series 2009-42, Class TX, 4.500%, 06/20/39 (m)	32,798
7,345		Series 2009-52, Class MA, 5.000%, 11/20/36	7,830
4,752		Series 2009-69, Class WM, 5.500%, 08/20/39	5,691
10,644		Series 2011-29, Class Z, 5.000%, 05/20/40	13,071

		Total Collateralized Mortgage Obligations (Cost $663,576)	710,266

Foreign Government Security — 0.4%
7,527		Israel Government AID Bond, (Israel), 09/15/19 (Cost $6,316)	6,698

Mortgage Pass-Through Securities — 6.0%
		Federal Home Loan Mortgage Corp.,
227		ARM, 2.175%, 01/01/27	240
26		ARM, 2.352%, 04/01/30	28
17		ARM, 2.456%, 02/01/19	18
13		ARM, 2.465%, 07/01/30	13
2,383		ARM, 2.559%, 03/01/37	2,552
84		ARM, 2.680%, 08/01/18	89
28		ARM, 2.729%, 03/01/18	28
38		ARM, 3.125%, 06/01/18	38
112		ARM, 3.148%, 01/01/21	113
3		ARM, 3.186%, 01/01/20	3
52		ARM, 3.249%, 11/01/18	54
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
423		5.000%, 12/01/13 - 12/01/16	453
201		6.000%, 04/01/14	213
353		6.500%, 12/01/12 - 06/01/14	368
–	(h)	7.000%, 12/01/14	—	(h)
1,058		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 4.500%, 05/01/24	1,148
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
2,893		4.500%, 10/01/40	3,126
1,552		5.500%, 11/01/33	1,719
271		6.000%, 02/01/32	305
1,114		6.500%, 01/01/24 - 07/01/29 (m)	1,276
1,391		7.000%, 08/01/25 - 09/01/29 (m)	1,650
80		7.500%, 09/01/24 - 08/01/25	90
84		8.000%, 11/01/24 - 09/01/25	95
201		8.500%, 05/01/24 - 07/01/28	245
5		9.000%, 10/01/17 - 11/01/21	6
–	(h)	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 9.500%, 04/01/16	—	(h)
		Federal National Mortgage Association,
187		ARM, 2.413%, 11/01/27 - 08/01/41	194
22		ARM, 2.500%, 09/01/17	23
165		ARM, 2.500%, 08/01/30	170
47		ARM, 2.508%, 06/01/29	48
91		ARM, 2.510%, 07/01/17	94
35		ARM, 2.529%, 06/01/20	36
25		ARM, 2.625%, 06/01/17	26
68		ARM, 2.776%, 09/01/14	69
167		ARM, 2.875%, 06/01/15 - 01/01/29	175
5		ARM, 3.000%, 07/01/27	5
12		ARM, 3.027%, 10/01/16	11
109		ARM, 3.238%, 08/01/19	110
5		ARM, 3.378%, 10/01/14	5
35		ARM, 3.450%, 08/01/19	35
88		ARM, 3.726%, 09/01/27	89
19		ARM, 5.977%, 04/01/19	20
19		ARM, 6.000%, 12/01/18	19
		Federal National Mortgage Association, 15 Year, Single Family,
10,921		4.000%, 04/01/19 - 09/01/25	11,612
2,470		4.500%, 03/01/19	2,659
1,436		5.500%, 11/01/16 - 03/01/18	1,572
49		6.000%, 04/01/13 - 08/01/14	51
1		8.000%, 11/01/12	1
		Federal National Mortgage Association, 20 Year, Single Family,
1,077		5.000%, 11/01/23	1,185
1,295		6.000%, 03/01/22	1,426
45		7.500%, 06/01/14 - 07/01/14	47

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amount in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
	Federal National Mortgage Association, 30 Year, Single Family,
2,037	4.500%, 03/01/38	2,186
4,428	5.000%, 11/01/33	4,944
26,955	5.500%, 02/01/29 - 05/01/36 (m)	29,937
4,056	6.000%, 07/01/36	4,547
812	6.500%, 06/01/26 - 04/01/32	937
4,929	7.000%, 02/01/24 - 03/01/35	5,742
219	7.500%, 03/01/30 - 04/01/30	242
159	10.000%, 10/01/16 - 11/01/21	181
	Federal National Mortgage Association, Other,
7,967	3.118%, 01/01/22	8,504
9,949	3.265%, 01/01/22	10,722
159	6.000%, 09/01/28	177
337	Government National Mortgage Association II, 30 Year, Single Family, 8.000%, 11/20/26 - 11/20/27	412
	Government National Mortgage Association, 30 Year, Single Family,
45	6.000%, 10/15/23	50
976	6.500%, 06/15/23 - 02/15/24 (m)	1,126
409	7.000%, 12/15/22 - 06/15/28	474
454	7.500%, 02/15/22 - 02/15/28	524
235	8.000%, 07/15/22 - 08/15/26	284
503	9.000%, 06/15/16 - 11/15/24	583
24	9.500%, 08/15/16 - 12/15/20	26

	Total Mortgage Pass-Through Securities (Cost $97,078)	105,150

U.S. Government Agency Securities — 18.1%
12,824	Federal Farm Credit Banks Funding Corp., 5.750%, 12/07/28	17,228
	Federal National Mortgage Association,
30,000	Zero Coupon, 10/09/19	24,693
10,000	6.250%, 05/15/29	14,513
	Federal National Mortgage Association STRIPS,
34,750	Zero Coupon, 11/15/20	29,280
8,000	Zero Coupon, 05/15/23	6,025
9,200	Zero Coupon, 05/29/26	6,145
10,000	Zero Coupon, 05/15/30	5,592
26,153	Financing Corp. STRIPS, Zero Coupon, 12/06/18	23,265
	Residual Funding Corp. STRIPS,
34,520	Zero Coupon, 10/15/19	31,069
90,500	Zero Coupon, 07/15/20	79,124
10,000	Zero Coupon, 01/15/30	6,229
5,000	Zero Coupon, 04/15/30	3,090
	Resolution Funding Corp. STRIPS,
50,000	Zero Coupon, 07/15/20	43,494
15,000	Zero Coupon, 04/15/28	9,619
	Tennessee Valley Authority STRIPS,
4,500	Zero Coupon, 07/15/16	4,287
14,740	Zero Coupon, 12/15/17	13,595

	Total U.S. Government Agency Securities (Cost $236,478)	317,248

U.S. Treasury Obligations — 27.7%
	U.S. Treasury Bonds,
20,000	5.250%, 11/15/28	28,587
20,000	5.250%, 02/15/29	28,666
2,500	7.125%, 02/15/23	3,856
13,140	7.250%, 05/15/16	16,592
3,935	7.250%, 08/15/22	6,061
3,635	8.000%, 11/15/21	5,757
3,190	8.875%, 08/15/17	4,529
1,020	9.000%, 11/15/18	1,544
	U.S. Treasury Inflation Indexed Notes,
25,000	1.375%, 07/15/18	30,658
26,450	1.625%, 01/15/15	34,008
	U.S. Treasury Notes,
25,000	2.000%, 04/30/16	26,424
20,000	2.000%, 11/15/21	20,858
25,000	2.000%, 02/15/22	26,010
25,000	2.625%, 08/15/20	27,672
80,000	2.625%, 11/15/20	88,444
25,000	3.750%, 11/15/18	29,502
25,000	4.250%, 11/15/17	29,662
1,020	4.750%, 08/15/17	1,230
	U.S. Treasury STRIPS,
5,845	02/15/15	5,784
1,655	05/15/15	1,636
600	08/15/15	592
1,900	08/15/15	1,875
1,190	05/15/16	1,163
72,500	05/15/20	65,572

	Total U.S. Treasury Obligations (Cost $422,239)	486,682

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 7.0%
	Investment Company — 7.0%
121,823	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $121,823)	121,823

	Total Investments — 99.7% (Cost $1,547,510)	1,747,867
	Other Assets in Excess of Liabilities — 0.3%	4,530

	NET ASSETS — 100.0%	$1,752,397

Percentages indicated are based on net assets.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amount in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2012.
CMO	—	Collateralized Mortgage Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of May 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign exchange currency contracts.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$204,778
Aggregate gross unrealized depreciation	(4,421)

Net unrealized appreciation/depreciation	$200,357

Federal income tax cost of investments	$1,547,510

A. SECURITY VALUATIONS—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors or (the “Board”) third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. The Fund’s Administrator (“JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, the Fund’s Investment Advisor (“JPMIM”), Legal and Compliance, Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing and at least a quarterly basis with the VC and Board, as applicable. The appropriateness of fair values are assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at May 31, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amount in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Collateralized Mortgage Obligations Agency CMO	$—	$706,851	$3,415	$710,266
Foreign Government Security	—	6,698	—	6,698
Mortgage Pass-Through Securities	—	105,150	—	105,150
U.S. Government Agency Securities	—	317,248	—	317,248
U.S. Treasury Obligations	—	486,682	—	486,682
Short-Term Investment
Investment Company	121,823	—	—	121,823

Total Investments in Securities	$121,823	$1,622,629	$3,415	$1,747,867

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Government Bond Fund	Balance as of 2/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/12
Investments in Securities
Collateralized Mortgage Obligations Agency CMO	$—	$—	$95	$3	$—	$(102)	$3,419	$—	$3,415

Total	$—	$—	$95	$3	$—	$(102)	$3,419	$—	$3,415

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, or out of Level 3, are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2012, which were valued using ☐ significant unobservable inputs (Level 3), amounted to approximately $95,000.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.1%
460	Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 1.939%, 01/25/35 (f) (i)	20
206	GSAA Trust, Series 2006-3, Class A1, VAR, 0.319%, 03/25/36	97
90	Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.739%, 09/25/34 (f) (i)	13
7,000	Unipac IX LLC, 13.000%, 04/11/13 (f) (i)	6,950

	Total Asset-Backed Securities (Cost $7,689)	7,080

Commercial Mortgage-Backed Security — 0.8%
102,395	Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, VAR, 1.989%, 11/15/15 (e) (Cost $94,526)	95,745

Convertible Bonds — 0.1%
	Consumer Discretionary — 0.1%
	Diversified Consumer Services — 0.1%
	Stewart Enterprises, Inc.,
6,435	3.125%, 07/15/14	6,274
5,625	3.375%, 07/15/16	5,449

		11,723

	Hotels, Restaurants & Leisure — 0.0% (g)
3,054	Real Mex Restaurants, Inc., 1.200%, 03/21/18 (f) (i)	3,054

	Total Consumer Discretionary	14,777

	Materials — 0.0% (g)
	Construction Materials — 0.0% (g)
1,839	U.S. Concrete, Inc., 9.500%, 08/31/15 (e)	1,931

	Total Convertible Bonds (Cost $14,976)	16,708

Corporate Bonds — 78.6%
	Consumer Discretionary — 16.5%
	Auto Components — 0.3%
1,174	Dana Holding Corp., 6.750%, 02/15/21	1,256
28,879	Goodyear Tire & Rubber Co. (The), 7.000%, 05/15/22	28,302
5,200	UCI International, Inc., 8.625%, 02/15/19	5,304

		34,862

	Automobiles — 1.4%
	Chrysler Group LLC/CG Co-Issuer, Inc.,
13,000	8.000%, 06/15/19	13,032
49,950	8.250%, 06/15/21	50,075
	Ford Holdings LLC,
37,822	9.300%, 03/01/30 (m)	52,903
7,750	9.375%, 03/01/20	9,862
	Ford Motor Co.,
4,400	7.450%, 07/16/31	5,731
325	7.500%, 08/01/26	391
4,545	7.750%, 06/15/43	5,568
3,425	8.900%, 01/15/32	4,624
3,529	9.215%, 09/15/21	4,588
6,228	9.980%, 02/15/47	9,093
	Motors Liquidation Co.,
50	0.000%, 06/01/49 (f) (i)	13
973	5.250%, 03/06/32 (f) (i)	243
953	6.250%, 07/15/33 (f) (i)	238
10,255	6.750%, 05/01/28 (d) (f) (i)	154
246	7.250%, 04/15/41 (f) (i)	61
284	7.250%, 07/15/41 (f) (i)	71
548	7.250%, 02/15/52 (f) (i)	137
404	7.375%, 05/15/48 (f) (i)	101
6,000	7.375%, 05/23/48 (d) (f) (i)	90
47	7.375%, 10/01/51 (f) (i)	12
9,300	7.400%, 09/01/25 (d) (f) (i)	140
25,800	7.700%, 04/15/16 (d) (f) (i)	387
3,415	7.750%, 03/15/36 (d) (f) (i)	26
12,550	8.100%, 06/15/24 (d) (f) (i)	188
20,000	8.250%, 07/15/23 (d) (f) (i)	300
34,006	8.375%, 07/15/33 (d) (f) (i)	510
2,700	Navistar International Corp., 8.250%, 11/01/21	2,835

		161,373

	Broadcasting & Cable TV — 3.4%
	Adelphia Communications Corp.,
1,075	7.750%, 01/15/09 (d)	8
1,450	8.125%, 07/15/03 (d)	11
3,175	9.375%, 11/15/09 (d)	24
3,500	10.875%, 10/01/10 (d)	26
2,250	Bresnan Broadband Holdings LLC, 8.000%, 12/15/18 (e)	2,289
	Cablevision Systems Corp.,
12,685	7.750%, 04/15/18	12,955
7,257	8.000%, 04/15/20	7,565
18,670	8.625%, 09/15/17	20,397

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Broadcasting & Cable TV — Continued
	CCO Holdings LLC/CCO Holdings Capital Corp.,
33,390	6.500%, 04/30/21	34,141
26,300	6.625%, 01/31/22	26,925
9,852	7.000%, 01/15/19	10,369
12,968	7.250%, 10/30/17	13,908
15,595	7.375%, 06/01/20	16,687
4,110	7.875%, 04/30/18	4,408
11,800	8.125%, 04/30/20	12,980
17,930	Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, 11/15/17 (e)	18,894
14,920	CSC Holdings LLC, 6.750%, 11/15/21 (e)	15,107
	DISH DBS Corp.,
5,600	4.625%, 07/15/17 (e)	5,453
3,046	5.875%, 07/15/22 (e)	2,970
25,695	6.750%, 06/01/21	26,530
19,310	7.875%, 09/01/19	21,482
7,560	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	7,919
2,353	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.500%, 10/15/15	2,418
	Mediacom LLC/Mediacom Capital Corp.,
5,835	7.250%, 02/15/22 (e)	5,850
23,315	9.125%, 08/15/19	25,238
25,390	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 8.125%, 12/01/17 (e)	26,787
26,525	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	26,127
8,340	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	8,423
5,390	Videotron Ltee, (Canada), 5.000%, 07/15/22 (e)	5,255
	Virgin Media Finance plc, (United Kingdom),
5,185	5.250%, 02/15/22	5,055
19,095	8.375%, 10/15/19	20,909
4,600	XM Satellite Radio, Inc., 7.625%, 11/01/18 (e)	4,922

		392,032

	Diversified Consumer Services — 0.4%
5,174	Carriage Services, Inc., 7.875%, 01/15/15	5,213
	Service Corp. International,
925	6.750%, 04/01/15	999
3,025	6.750%, 04/01/16	3,274
11,755	7.000%, 06/15/17 (m)	13,077
6,630	7.000%, 05/15/19	6,995
3,850	7.625%, 10/01/18	4,312
7,650	8.000%, 11/15/21	8,568
3,435	Stewart Enterprises, Inc., 6.500%, 04/15/19	3,521

		45,959

	Gaming — 3.6%
2,785	American Casino & Entertainment Properties LLC/ACEP Finance Corp., 11.000%, 06/15/14	2,910
	Ameristar Casinos, Inc.,
14,750	7.500%, 04/15/21	15,303
7,770	7.500%, 04/15/21 (e)	8,061
2,345	Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	2,492
	Chukchansi Economic Development Authority,
13,768	8.000%, 11/15/13 (e)	10,188
12,450	VAR, 4.230%, 11/15/12 (e)	9,213
50,645	CityCenter Holdings LLC/CityCenter Finance Corp., PIK, 10.750%, 01/15/17 (d)	54,190
12,750	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	13,133
	Isle of Capri Casinos, Inc.,
17,688	7.000%, 03/01/14 (m)	17,555
12,220	7.750%, 03/15/19	12,358
8,750	Mandalay Resort Group, 7.625%, 07/15/13	8,881
21,850	MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18	24,745
	MGM Resorts International,
21,316	7.625%, 01/15/17	21,556
30,000	7.750%, 03/15/22	29,925
18,110	8.625%, 02/01/19 (e)	19,151
18,175	10.000%, 11/01/16	19,902
15,150	11.375%, 03/01/18	17,460
10,066	Peninsula Gaming Corp., 10.750%, 08/15/17	11,500
	Pinnacle Entertainment, Inc.,
5,550	7.750%, 04/01/22	5,855
16,070	8.750%, 05/15/20	17,476
5,280	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	5,399

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Gaming — Continued
20,500	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	22,909
14,850	Seminole Hard Rock Entertainment, Inc., VAR, 2.974%, 03/15/14 (e)	14,256
10,390	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	10,533
14,100	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e) (m)	10,540
9,206	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 8.625%, 04/15/16 (e)	9,712
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
2,445	5.375%, 03/15/22 (e)	2,369
8,450	7.875%, 05/01/20	9,200
9,854	Yonkers Racing Corp., 11.375%, 07/15/16 (e)	10,470

		417,242

	Hotels, Restaurants & Leisure — 1.1%
10,000	Burger King Corp., 9.875%, 10/15/18	11,288
9,285	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 9.125%, 08/01/18	10,283
	Cinemark USA, Inc.,
1,655	7.375%, 06/15/21	1,771
13,051	8.625%, 06/15/19	14,193
3,226	CKE Holdings, Inc., PIK, 10.500%, 03/14/16 (e)	3,476
23,101	CKE Restaurants, Inc., 11.375%, 07/15/18	26,220
10,000	DineEquity, Inc., 9.500%, 10/30/18	10,862
12,540	Felcor Lodging LP, 6.750%, 06/01/19	12,571
	Real Mex Restaurants, Inc.,
5,534	7.000%, 03/15/14 (f) (i)	5,534
3,496	11.000%, 03/15/14 (f) (i)	3,496
14,398	Ruby Tuesday, Inc., 7.625%, 05/15/20 (e)	13,318
2,140	Speedway Motorsports, Inc., 6.750%, 02/01/19	2,199
10,000	Vail Resorts, Inc., 6.500%, 05/01/19	10,475

		125,686

	Household Durables — 1.2%
3,250	American Standard Americas, 10.750%, 01/15/16 (e)	2,535
4,648	D.R. Horton, Inc., 6.500%, 04/15/16	5,043
	KB Home,
13,791	5.875%, 01/15/15	13,239
5,954	6.250%, 06/15/15	5,731
	Lennar Corp.,
2,350	5.600%, 05/31/15	2,420
13,528	6.950%, 06/01/18	14,340
6,630	12.250%, 06/01/17	8,553
6,700	Libbey Glass, Inc., 6.875%, 05/15/20 (e)	6,717
	M/I Homes, Inc.,
2,425	8.625%, 11/15/18 (e)	2,407
9,334	8.625%, 11/15/18	9,451
10,431	MDC Holdings, Inc., 5.625%, 02/01/20	10,453
9,145	Meritage Homes Corp., 7.000%, 04/01/22 (e)	9,282
10,330	PulteGroup, Inc., 7.625%, 10/15/17	11,053
	Standard Pacific Corp.,
19,555	8.375%, 05/15/18	20,997
9,550	8.375%, 01/15/21	10,218
5,890	10.750%, 09/15/16	6,877
4,155	Toll Brothers Finance Corp., 6.750%, 11/01/19	4,649

		143,965

	Internet & Catalog Retail — 0.0% (g)
4,930	Affinion Group, Inc., 7.875%, 12/15/18	4,166

	Leisure Equipment & Products — 0.2%
14,257	Eastman Kodak Co., 9.750%, 03/01/18 (d) (e)	9,338
11,440	Icon Health & Fitness, Inc., 11.875%, 10/15/16 (e)	9,724

		19,062

	Media — 3.3%
8,740	Allbritton Communications Co., 8.000%, 05/15/18	9,046
24,745	Clear Channel Communications, Inc., 9.000%, 03/01/21	21,281
	Clear Channel Worldwide Holdings, Inc.,
2,650	7.625%, 03/15/20 (e)	2,491
18,535	7.625%, 03/15/20 (e)	17,701
4,500	9.250%, 12/15/17	4,815
18,010	9.250%, 12/15/17	19,361
	Gannett Co., Inc.,
4,510	7.125%, 09/01/18	4,781
1,348	9.375%, 11/15/17	1,503
2,356	10.000%, 04/01/16	2,727
	Hughes Satellite Systems Corp.,
1,253	6.500%, 06/15/19	1,272

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Media — Continued
1,708	7.625%, 06/15/21	1,768
	Intelsat Jackson Holdings S.A., (Luxembourg),
7,400	7.250%, 04/01/19	7,391
17,390	7.250%, 10/15/20 (e)	17,260
7,940	7.250%, 10/15/20	7,900
700	7.500%, 04/01/21	700
2,100	8.500%, 11/01/19	2,294
	Intelsat Luxembourg S.A., (Luxembourg),
3,200	11.250%, 02/04/17	3,144
24,500	PIK, 12.500%, 02/04/17 (e)	23,826
81,099	PIK, 12.500%, 02/04/17	79,680
6,330	McClatchy Co. (The), 11.500%, 02/15/17	6,393
22,525	Media General, Inc., 11.750%, 02/15/17	23,820
9,000	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	9,810
	Nexstar Broadcasting, Inc.,
148	7.000%, 01/15/14	144
3,062	PIK, 7.000%, 01/15/14	2,986
5,281	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	5,519
11,416	Radio One, Inc., PIK, 15.000%, 05/24/16	8,904
14,375	Regal Cinemas Corp., 8.625%, 07/15/19	15,633
1,025	Regal Entertainment Group, 9.125%, 08/15/18	1,115
	Sinclair Television Group, Inc.,
675	8.375%, 10/15/18	724
4,215	9.250%, 11/01/17 (e)	4,636
18,800	Telesat Canada/Telesat LLC, (Canada), 6.000%, 05/15/17 (e)	18,471
	Univision Communications, Inc.,
16,110	6.875%, 05/15/19 (e)	15,707
4,828	7.875%, 11/01/20 (e)	4,936
6,752	8.500%, 05/15/21 (e)	6,516
10,794	Valassis Communications, Inc., 6.625%, 02/01/21	10,362
	WMG Acquisition Corp.,
5,503	9.500%, 06/15/16	5,874
670	9.500%, 06/15/16 (e)	715
7,582	11.500%, 10/01/18	8,075

		379,281

	Multiline Retail — 0.4%
	QVC, Inc.,
17,915	7.375%, 10/15/20 (e)	19,528
14,550	7.500%, 10/01/19 (e)	15,823
12,000	Sears Holdings Corp., 6.625%, 10/15/18	10,305

		45,656

	Specialty Retail — 1.0%
8,235	99 Cents Only Stores, 11.000%, 12/15/19 (e)	8,770
4,118	Asbury Automotive Group, Inc., 8.375%, 11/15/20	4,427
4,051	AutoNation, Inc., 5.500%, 02/01/20	4,081
	Claire’s Stores, Inc.,
30,883	8.875%, 03/15/19	26,096
1,400	9.000%, 03/15/19 (e)	1,400
16,502	Gymboree Corp., 9.125%, 12/01/18	14,646
13,455	J. Crew Group, Inc., 8.125%, 03/01/19	13,506
2,800	Jo-Ann Stores, Inc., 8.125%, 03/15/19 (e)	2,737
10,165	NBC Acquisition Corp., 11.000%, 03/15/13 (d)	102
	Nebraska Book Co., Inc.,
13,173	8.625%, 03/15/12 (d)	197
3,907	10.000%, 06/04/12	2,657
11,850	Penske Automotive Group, Inc., 7.750%, 12/15/16 (m)	12,265
22,020	Toys R Us - Delaware, Inc., 7.375%, 09/01/16 (e)	22,185

		113,069

	Textiles, Apparel & Luxury Goods — 0.2%
3,000	Levi Strauss & Co., 6.875%, 05/01/22 (e)	2,977
19,551	Quiksilver, Inc., 6.875%, 04/15/15 (m)	19,258

		22,235

	Total Consumer Discretionary	1,904,588

	Consumer Staples — 3.4%
	Beverages — 0.2%
	Constellation Brands, Inc.,
11,100	6.000%, 05/01/22	11,794
10,060	7.250%, 09/01/16	11,349
3,375	7.250%, 05/15/17	3,822
1,120	Cott Beverages, Inc., 8.125%, 09/01/18	1,206

		28,171

	Food & Staples Retailing — 1.8%
	American Stores Co.,
3,600	7.100%, 03/20/28	2,650
4,000	8.000%, 06/01/26	3,245
16,665	Ingles Markets, Inc., 8.875%, 05/15/17 (m)	18,040
	New Albertsons, Inc.,
1,500	7.450%, 08/01/29	1,095
2,500	8.000%, 05/01/31	1,919

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Food & Staples Retailing — Continued
	Rite Aid Corp.,
13,500	7.500%, 03/01/17	13,365
12,525	9.250%, 03/15/20 (e)	11,993
75,465	9.500%, 06/15/17	72,447
20,025	10.250%, 10/15/19	22,628
8,750	10.375%, 07/15/16	9,220
	SUPERVALU, Inc.,
15,525	7.500%, 11/15/14	15,797
36,225	8.000%, 05/01/16	36,134

		208,533

	Food Products — 0.8%
11,177	Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (e)	11,093
	Dean Foods Co.,
6,495	7.000%, 06/01/16	6,763
4,240	9.750%, 12/15/18	4,661
309	Dole Food Co., Inc., 13.875%, 03/15/14	352
2,700	Eurofresh, Inc., 15.000%, 11/18/16 (f) (i)	—
	JBS USA LLC/JBS USA Finance, Inc.,
7,920	7.250%, 06/01/21 (e)	7,128
6,243	8.250%, 02/01/20 (e)	5,962
7,331	11.625%, 05/01/14	8,321
5,029	Michael Foods Group, Inc., 9.750%, 07/15/18	5,444
9,385	Pilgrim’s Pride Corp., 7.875%, 12/15/18	9,291
15,031	Simmons Foods, Inc., 10.500%, 11/01/17 (e)	14,092
8,897	Smithfield Foods, Inc., 7.750%, 07/01/17	9,831
7,014	Tyson Foods, Inc., 6.850%, 04/01/16 (m)	7,847

		90,785

	Household Products — 0.3%
6,044	Armored Autogroup, Inc., 9.250%, 11/01/18 (e)	5,160
27,525	Spectrum Brands, Inc., 6.750%, 03/15/20 (e)	27,869

		33,029

	Personal Products — 0.1%
18,695	American Achievement Corp., 10.875%, 04/15/16 (e)	13,180

	Tobacco — 0.2%
13,245	Alliance One International, Inc., 10.000%, 07/15/16	12,914
6,000	Vector Group Ltd., 11.000%, 08/15/15	6,195

		19,109

	Total Consumer Staples	392,807

	Energy — 10.5%
	Energy Equipment & Services — 1.3%
	Cie Generale de Geophysique - Veritas, (France),
3,038	6.500%, 06/01/21	2,977
1,694	9.500%, 05/15/16	1,821
3,187	Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 (e) (m)	3,338
	Key Energy Services, Inc.,
2,692	6.750%, 03/01/21 (e)	2,689
20,850	6.750%, 03/01/21	20,928
13,355	McJunkin Red Man Corp., 9.500%, 12/15/16	14,290
19,100	Ocean Rig UDW, Inc., 9.500%, 04/27/16	18,718
23,600	Oil States International, Inc., 6.500%, 06/01/19	24,367
12,900	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	13,352
11,000	PHI, Inc., 8.625%, 10/15/18	11,275
	Precision Drilling Corp., (Canada),
5,550	6.500%, 12/15/21	5,591
9,845	6.625%, 11/15/20	9,993
16,200	Seadrill Ltd., (Bermuda), 6.500%, 10/05/15	16,281
8,605	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	9,035

		154,655

	Oil, Gas & Consumable Fuels — 9.2%
	Alpha Natural Resources, Inc.,
2,020	6.000%, 06/01/19	1,808
8,170	6.250%, 06/01/21	7,271
14,950	Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 9.625%, 10/15/18	14,726
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
9,104	6.750%, 05/20/20	8,967
9,005	7.000%, 05/20/22	8,825
	AmeriGas Partners LP/AmeriGas Finance Corp.,
10,125	6.250%, 08/20/19	9,922
2,990	6.500%, 05/20/21	2,893
5,755	Antero Resources Finance Corp., 9.375%, 12/01/17	6,215
	Arch Coal, Inc.,
7,160	7.000%, 06/15/19 (e)	6,140

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
3,425	7.250%, 10/01/20	2,928
13,840	7.250%, 06/15/21 (e)	11,799
	Bill Barrett Corp.,
1,167	7.625%, 10/01/19	1,164
33,817	9.875%, 07/15/16 (m)	37,199
8,516	Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 05/01/19	8,708
	Chesapeake Energy Corp.,
2,100	6.625%, 08/15/20	1,974
13,480	6.775%, 03/15/19	12,840
7,560	6.875%, 08/15/18	7,201
8,120	6.875%, 11/15/20	7,694
6,880	7.250%, 12/15/18	6,673
11,089	Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.125%, 07/15/22	10,535
13,750	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 (e)	11,894
15,000	Cimarex Energy Co., 5.875%, 05/01/22	15,375
16,487	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	18,630
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
8,980	8.250%, 12/15/17	9,182
460	8.500%, 12/15/19	474
	Comstock Resources, Inc.,
2,550	7.750%, 04/01/19	2,346
29,663	8.375%, 10/15/17	28,995
7,500	9.500%, 06/15/20	7,148
	Concho Resources, Inc.,
14,105	5.500%, 10/01/22	13,858
7,855	6.500%, 01/15/22	8,209
9,054	7.000%, 01/15/21	9,710
	CONSOL Energy, Inc.,
1,410	6.375%, 03/01/21	1,290
13,688	8.000%, 04/01/17	13,722
5,760	8.250%, 04/01/20	5,760
	Continental Resources, Inc.,
13,343	5.000%, 09/15/22 (e)	13,243
3,575	7.125%, 04/01/21	3,932
796	Copano Energy LLC/Copano Energy Finance Corp., 7.125%, 04/01/21	820
12,356	Crosstex Energy LP/Crosstex Energy Finance Corp., 7.125%, 06/01/22 (e)	12,263
	El Paso Corp.,
4,950	6.500%, 09/15/20	5,455
4,305	6.875%, 06/15/14	4,603
950	7.000%, 06/15/17	1,066
3,869	7.250%, 06/01/18	4,385
4,800	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	5,554
	Energy XXI Gulf Coast, Inc.,
12,851	7.750%, 06/15/19	12,979
7,064	9.250%, 12/15/17	7,594
	Ferrellgas LP/Ferrellgas Finance Corp.,
12,208	6.500%, 05/01/21	10,926
11,592	9.125%, 10/01/17	11,998
	Forest Oil Corp.,
26,168	7.250%, 06/15/19 (m)	23,813
8,225	8.500%, 02/15/14	8,636
	Frontier Oil Corp.,
2,500	6.875%, 11/15/18	2,625
3,855	8.500%, 09/15/16	4,077
	Hilcorp Energy I LP/Hilcorp Finance Co.,
21,585	7.625%, 04/15/21 (e)	22,556
10,990	8.000%, 02/15/20 (e)	11,705
	Holly Energy Partners LP/Holly Energy Finance Corp.,
7,994	6.500%, 03/01/20 (e)	7,954
6,200	8.250%, 03/15/18	6,448
7,270	HollyFrontier Corp., 9.875%, 06/15/17	8,033
	Inergy LP/Inergy Finance Corp.,
5,489	6.875%, 08/01/21	5,489
11,190	7.000%, 10/01/18	11,414
9,003	Laredo Petroleum, Inc., 7.375%, 05/01/22 (e)	9,206
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
14,000	6.250%, 06/15/22	14,350
500	6.500%, 08/15/21	517
17,060	6.750%, 11/01/20	18,126
	Newfield Exploration Co.,
12,000	5.750%, 01/30/22	12,630
14,645	6.875%, 02/01/20	15,524
9,070	7.125%, 05/15/18	9,614
28,541	NFR Energy LLC/NFR Energy Finance Corp., 9.750%, 02/15/17 (e)	23,689
6,209	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	6,411

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
11,710	OGX Austria GmbH, (Austria), 8.375%, 04/01/22 (e)	11,095
6,305	Patriot Coal Corp., 8.250%, 04/30/18	3,105
22,768	PBF Holding Co. LLC/PBF Finance Corp., 8.250%, 02/15/20 (e)	21,857
	Peabody Energy Corp.,
8,650	6.000%, 11/15/18 (e)	8,628
9,250	6.250%, 11/15/21 (e)	9,227
	Penn Virginia Corp.,
2,735	7.250%, 04/15/19	2,352
13,786	10.375%, 06/15/16 (m)	13,097
5,786	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.375%, 06/01/20 (e)	5,786
16,000	Petrohawk Energy Corp., 6.250%, 06/01/19	18,202
	Pioneer Drilling Co.,
7,000	9.875%, 03/15/18	7,350
5,975	9.875%, 03/15/18 (e)	6,274
	Pioneer Natural Resources Co.,
2,539	5.875%, 07/15/16	2,828
4,635	6.650%, 03/15/17	5,322
4,950	6.875%, 05/01/18	5,826
19,722	7.500%, 01/15/20	24,387
	QEP Resources, Inc.,
13,950	5.375%, 10/01/22	13,636
20,569	6.875%, 03/01/21	22,266
	Range Resources Corp.,
5,330	5.750%, 06/01/21	5,490
1,080	6.750%, 08/01/20	1,166
3,270	7.250%, 05/01/18	3,450
2,000	7.500%, 10/01/17	2,090
2,000	8.000%, 05/15/19	2,180
12,345	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 07/15/21	12,715
25,140	Samson Investment Co., 9.750%, 02/15/20 (e)	25,014
	SM Energy Co.,
9,700	6.500%, 11/15/21	9,918
22,659	6.625%, 02/15/19	23,339
	Swift Energy Co.,
16,772	7.125%, 06/01/17	16,940
13,945	7.875%, 03/01/22	14,084
13,336	8.875%, 01/15/20	14,203
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
4,800	6.375%, 08/01/22 (e)	4,776
11,585	6.875%, 02/01/21	11,933
9,090	7.875%, 10/15/18	9,772
10,956	8.250%, 07/01/16	11,394
9,315	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	9,199
25,715	W&T Offshore, Inc., 8.500%, 06/15/19	26,615
	WPX Energy, Inc.,
18,045	5.250%, 01/15/17 (e)	17,887
14,220	6.000%, 01/15/22 (e)	13,687

		1,056,800

	Total Energy	1,211,455

	Financials — 11.3%
	Capital Markets — 0.1%
7,560	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	7,635

	Commercial Banks — 1.0%
1,100	BankAmerica Capital II, 8.000%, 12/15/26	1,103
17,775	BankAmerica Institutional Capital B, 7.700%, 12/31/26 (e)	17,775
7,671	Countrywide Capital III, 8.050%, 06/15/27	7,738
3,232	NB Capital Trust II, 7.830%, 12/15/26	3,232
4,750	NB Capital Trust IV, 8.250%, 04/15/27	4,760
	Royal Bank of Scotland Group plc, (United Kingdom),
6,895	5.000%, 10/01/14	6,752
4,095	5.050%, 01/08/15	3,988
8,280	7.648%, 09/30/31 (x)	6,314
4,790	Royal Bank of Scotland N.V., (Netherlands), VAR, 1.175%, 03/09/15	3,919
13,566	Royal Bank of Scotland plc (The), (United Kingdom), VAR, 9.500%, 03/16/22	13,817
51,613	Wachovia Capital Trust III, VAR, 5.570%, 07/02/12 (m) (x)	48,000

		117,398

	Consumer Finance — 2.1%
	Ally Financial, Inc.,
22,880	6.250%, 12/01/17	23,476
23,030	7.500%, 09/15/20	25,275

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Consumer Finance — Continued
5,765	8.000%, 03/15/20	6,500
75,389	8.000%, 11/01/31	84,813
	Ford Motor Credit Co. LLC,
6,777	5.000%, 05/15/18	7,404
5,250	5.750%, 02/01/21	5,976
8,250	5.875%, 08/02/21	9,372
5,525	6.625%, 08/15/17	6,415
29,945	8.000%, 12/15/16 (m)	36,190
9,300	8.125%, 01/15/20	11,811
34,882	Springleaf Finance Corp., 6.900%, 12/15/17	27,382

		244,614

	Diversified Financial Services — 4.5%
8,565	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	7,473
	Aircastle Ltd., (Bermuda),
7,810	7.625%, 04/15/20 (e)	7,830
6,610	9.750%, 08/01/18 (e)	7,155
2,140	9.750%, 08/01/18	2,327
	Bank of America Corp.,
100	5.420%, 03/15/17	101
3,550	5.625%, 07/01/20	3,677
10,921	5.750%, 08/15/16	11,323
4,580	5.875%, 01/05/21	4,782
36,946	VAR, 8.000%, 01/30/18 (x)	37,139
32,885	VAR, 8.125%, 05/15/18 (x)	33,336
	Capmark Financial Group, Inc.,
144,695	0.000%, 05/10/10 (d)	2,532
8,998	VAR, 9.000%, 09/30/15	9,031
6,495	Cardtronics, Inc., 8.250%, 09/01/18	7,145
	CIT Group, Inc.,
6,520	5.000%, 05/15/17	6,406
41,555	5.250%, 03/15/18	40,932
3,256	5.375%, 05/15/20	3,126
33,925	6.625%, 04/01/18 (e)	35,197
10,600	7.000%, 05/02/16 (e)	10,587
44,500	7.000%, 05/02/17 (e)	44,444
10,879	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	10,933
4,379	Community Choice Financial, Inc., 10.750%, 05/01/19 (e)	4,324
10,335	Highland Ranch, 6.700%, 09/01/20 (f) (i)	8,475
33,255	ILFC E-Capital Trust I, VAR, 5.030%, 12/21/65 (e)	22,407
13,645	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	9,824
	International Lease Finance Corp.,
400	5.625%, 09/20/13	406
6,965	5.875%, 04/01/19	6,842
24,055	6.250%, 05/15/19	24,055
36,002	8.250%, 12/15/20	40,142
700	8.625%, 09/15/15	763
51,740	8.625%, 01/15/22	58,984
13,045	8.750%, 03/15/17	14,480
10,600	8.875%, 09/01/17	11,845
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
4,889	5.625%, 03/15/20 (e)	4,987
4,889	5.875%, 03/15/22 (e)	4,962
5,851	SquareTwo Financial Corp., 11.625%, 04/01/17	5,412
12,950	Tops Holding Corp./Tops Markets LLC, 10.125%, 10/15/15	13,792
1,505	TransUnion Holding Co., Inc., PIK, 10.375%, 06/15/18 (e)	1,588

		518,764

	Insurance — 2.8%
59,075	American International Group, Inc., VAR, 8.175%, 05/15/58	61,364
33,200	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (x)	29,133
13,204	CNO Financial Group, Inc., 9.000%, 01/15/18 (e)	13,996
	Everest Acquisition LLC/Everest Acquisition Finance, Inc.,
7,655	6.875%, 05/01/19 (e)	7,846
25,265	9.375%, 05/01/20 (e)	25,897
5,000	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	5,150
22,014	HUB International Holdings, Inc., 10.250%, 06/15/15 (e) (m)	22,262
	Liberty Mutual Group, Inc.,
15,375	7.800%, 03/15/37 (e)	14,991
80,193	VAR, 10.750%, 06/15/58 (e)	110,666
	USI Holdings Corp.,
17,061	9.750%, 05/15/15 (e) (m)	16,933
5,032	VAR, 4.342%, 11/15/14 (e)	4,592
20,000	XL Group plc, (Ireland), VAR, 6.500%, 04/15/17 (x)	15,400

		328,230

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Real Estate Investment Trusts (REITs) — 0.7%
15,100	Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.750%, 02/15/19	15,704
14,425	CB Richard Ellis Services, Inc., 6.625%, 10/15/20	15,363
20,441	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	18,295
8,511	DuPont Fabros Technology LP, 8.500%, 12/15/17	9,277
12,229	First Industrial LP, 6.420%, 06/01/14	12,591
7,237	iStar Financial, Inc., 9.000%, 06/01/17 (e)	6,984
950	Weyerhaeuser Co., 7.375%, 03/15/32	1,074

		79,288

	Real Estate Management & Development — 0.1%
9,190	Kennedy-Wilson, Inc., 8.750%, 04/01/19	9,466

	Thrifts & Mortgage Finance — 0.0% (g)
2,380	Nationstar Mortgage LLC/Nationstar Capital Corp., 9.625%, 05/01/19 (e)	2,475

	Total Financials	1,307,870

	Health Care — 6.4%
	Health Care Equipment & Supplies — 0.3%
	Biomet, Inc.,
15,450	10.000%, 10/15/17 (m)	16,435
5,582	PIK, 11.125%, 10/15/17	5,941
4,350	Physio-Control International, Inc., 9.875%, 01/15/19 (e)	4,611
2,500	Teleflex, Inc., 6.875%, 06/01/19	2,650
2,286	VWR Funding, Inc., 10.750%, 06/30/17 (e)	2,195

		31,832

	Health Care Providers & Services — 5.0%
11,286	Capella Healthcare, Inc., 9.250%, 07/01/17	11,286
	CHS/Community Health Systems, Inc.,
44,570	8.000%, 11/15/19	45,517
20,057	8.875%, 07/15/15	20,571
	DaVita, Inc.,
14,110	6.375%, 11/01/18	14,286
8,800	6.625%, 11/01/20	8,910
10,825	Emergency Medical Services Corp., 8.125%, 06/01/19	11,042
	Fresenius Medical Care U.S. Finance II, Inc.,
8,281	5.625%, 07/31/19 (e)	8,219
7,587	5.875%, 01/31/22 (e)	7,549
	Fresenius Medical Care U.S. Finance, Inc.,
6,210	5.750%, 02/15/21 (e)	6,148
3,075	6.500%, 09/15/18 (e)	3,205
8,669	6.875%, 07/15/17	9,482
	HCA, Inc.,
3,776	5.750%, 03/15/14	3,899
32,000	5.875%, 03/15/22	31,760
2,550	6.300%, 10/01/12 (m)	2,575
8,053	6.375%, 01/15/15	8,536
31,235	6.500%, 02/15/20	32,992
1,315	6.750%, 07/15/13	1,363
8,825	7.250%, 09/15/20	9,619
46,398	7.500%, 02/15/22	48,631
1,580	7.875%, 02/15/20	1,734
22,600	8.000%, 10/01/18	24,973
8,556	8.500%, 04/15/19	9,444
3,765	9.875%, 02/15/17	4,104
	Health Management Associates, Inc.,
11,117	6.125%, 04/15/16	11,645
16,800	7.375%, 01/15/20 (e)	17,220
28,027	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	26,345
	inVentiv Health, Inc.,
5,521	10.000%, 08/15/18 (e)	4,638
21,435	10.000%, 08/15/18 (e)	18,112
4,561	Kindred Healthcare, Inc., 8.250%, 06/01/19	3,968
5,200	LifePoint Hospitals, Inc., 6.625%, 10/01/20	5,447
19,573	Multiplan, Inc., 9.875%, 09/01/18 (e)	20,748
7,036	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	6,895
	Omega Healthcare Investors, Inc.,
5,250	5.875%, 03/15/24 (e)	5,184
6,380	6.750%, 10/15/22	6,731
13,293	Omnicare, Inc., 7.750%, 06/01/20	14,589
8,150	OnCure Holdings, Inc., 11.750%, 05/15/17	6,011
	Tenet Healthcare Corp.,
15,000	6.250%, 11/01/18 (e)	15,150
21,928	8.000%, 08/01/20	21,901
13,394	8.875%, 07/01/19	14,901
1,800	9.250%, 02/01/15	1,987
425	10.000%, 05/01/18	484
12,640	United Surgical Partners International, Inc., 9.000%, 04/01/20 (e)	13,114

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Health Care Providers & Services — Continued
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
10,482	7.750%, 02/01/19	10,272
5,200	7.750%, 02/01/19 (e)	5,096
20,075	8.000%, 02/01/18	19,674

		575,957

	Pharmaceuticals — 1.1%
15,719	Catalent Pharma Solutions, Inc., VAR, 9.500%, 04/15/15	16,073
10,980	Celtic Pharma Phinco B.V., PIK, 17.000%, 06/15/12 (f) (i)	1,537
36,600	Elan Finance plc/Elan Finance Corp., (Ireland), 8.750%, 10/15/16	39,802
	Endo Health Solutions, Inc.,
5,300	7.000%, 07/15/19	5,538
6,000	7.250%, 01/15/22	6,270
3,650	Grifols, Inc., 8.250%, 02/01/18	3,883
15,637	Mylan, Inc., 7.875%, 07/15/20 (e)	17,201
	Valeant Pharmaceuticals International,
10,225	6.500%, 07/15/16 (e)	10,429
5,450	6.750%, 10/01/17 (e)	5,450
9,400	6.875%, 12/01/18 (e)	9,283
13,520	7.000%, 10/01/20 (e)	13,081
950	7.250%, 07/15/22 (e)	893

		129,440

	Total Health Care	737,229

	Industrials — 8.2%
	Aerospace & Defense — 0.9%
6,380	Alliant Techsystems, Inc., 6.875%, 09/15/20	6,763
	BE Aerospace, Inc.,
10,000	5.250%, 04/01/22	10,100
6,575	6.875%, 10/01/20	7,216
	Esterline Technologies Corp.,
4,910	6.625%, 03/01/17	5,082
1,865	7.000%, 08/01/20	2,065
11,997	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 05/01/20 (e)	12,327
17,090	Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17	18,115
1,777	Moog, Inc., 7.250%, 06/15/18	1,866
	Spirit Aerosystems, Inc.,
13,558	6.750%, 12/15/20	14,507
4,500	7.500%, 10/01/17	4,815
	Triumph Group, Inc.,
9,066	8.000%, 11/15/17	9,746
8,380	8.625%, 07/15/18	9,218

		101,820

	Airlines — 1.1%
2,326	American Airlines 2011-1 Class B Pass-Through Trust, 7.000%, 01/31/18 (e)	2,303
37,300	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	38,046
1,867	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	1,961
17,812	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21 (m)	19,193
2,561	Continental Airlines 2006-1 Class G Pass-Through Trust, VAR, FGIC, 0.834%, 06/02/13	2,478
5,042	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	5,294
3,200	Continental Airlines, Inc., 6.750%, 09/15/15 (e)	3,224
4,722	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	4,816
6,027	Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	6,156
332	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	355
531	Delta Air Lines, Inc., 9.500%, 09/15/14 (e)	559
30,332	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	32,304
1,629	Northwest Airlines 2007-1 Class B Pass-Through Trust, 8.028%, 11/01/17	1,662
1,223	UAL 2007-1 Class C Pass-Through Trust, VAR, 3.059%, 07/02/14	1,171
	UAL 2007-1 Pass-Through Trust,
7,773	6.636%, 07/02/22	8,161
965	7.336%, 07/02/19	943
2,488	UAL 2009-2A Pass-Through Trust, 9.750%, 01/15/17	2,849

		131,475

	Building Products — 0.7%
	Building Materials Corp. of America,
12,940	6.750%, 05/01/21 (e)	13,231
19,475	6.875%, 08/15/18 (e)	20,108
5,265	7.000%, 02/15/20 (e)	5,528
8,225	Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)	8,246
12,710	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e)	12,932

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Building Products — Continued
9,000	Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.000%, 06/01/20 (e)	9,090
15,300	Nortek, Inc., 8.500%, 04/15/21	14,841

		83,976

	Commercial Services & Supplies — 1.3%
6,265	BakerCorp International, Inc., 8.250%, 06/01/19 (e)	6,265
29,968	Cenveo Corp., 8.875%, 02/01/18	27,121
6,923	Covanta Holding Corp., 6.375%, 10/01/22	7,178
	Deluxe Corp.,
3,203	7.000%, 03/15/19	3,299
8,075	7.375%, 06/01/15	8,176
	FTI Consulting, Inc.,
8,500	6.750%, 10/01/20	8,946
2,000	7.750%, 10/01/16	2,075
17,664	Garda World Security Corp., (Canada), 9.750%, 03/15/17 (e)	18,768
8,297	Harland Clarke Holdings Corp.,
	9.500%, 05/15/15	7,322
22,340	VAR, 6.000%, 05/15/15	17,816
	Iron Mountain, Inc.,
3,600	7.750%, 10/01/19	3,834
6,563	8.000%, 06/15/20	6,891
2,131	8.375%, 08/15/21	2,275
3,205	8.750%, 07/15/18	3,309
2,485	Liberty Tire Recycling, 11.000%, 10/01/16 (e)	2,262
	Quebecor World Capital Corp., (Canada),
8,325	6.125%, 11/15/13 (d)	83
6,815	6.500%, 08/01/27 (d)	68
3,825	9.750%, 01/15/15 (d)	39
	R.R. Donnelley & Sons Co.,
7,174	6.125%, 01/15/17	6,600
3,100	7.250%, 05/15/18	2,868
7,220	7.625%, 06/15/20	6,606
8,605	8.250%, 03/15/19	8,196

		149,997

	Construction & Engineering — 1.1%
2,200	Dycom Investments, Inc., 7.125%, 01/15/21	2,277
11,969	Goodman Networks, Inc., 12.125%, 07/01/18 (e)	12,089
2,520	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	2,545
	New Enterprise Stone & Lime Co., Inc.,
1,000	11.000%, 09/01/18 (f) (i)	773
5,919	PIK, 13.000%, 03/15/18 (e)	5,919
13,240	RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.250%, 02/01/21	14,001
18,270	Tutor Perini Corp., 7.625%, 11/01/18	18,224
	United Rentals North America, Inc.,
15,750	8.375%, 09/15/20	16,065
12,250	9.250%, 12/15/19 (m)	13,505
6,905	10.875%, 06/15/16	7,682
	UR Financing Escrow Corp.,
6,176	5.750%, 07/15/18 (e)	6,284
9,595	7.375%, 05/15/20 (e)	9,835
15,994	7.625%, 04/15/22 (e)	16,354

		125,553

	Electrical Equipment — 0.2%
	Belden, Inc.,
5,358	7.000%, 03/15/17	5,532
5,440	9.250%, 06/15/19	5,971
5,910	International Wire Group Holdings, Inc., 9.750%, 04/15/15 (e)	6,205

		17,708

	Environmental Services — 0.1%
	Casella Waste Systems, Inc.,
2,395	7.750%, 02/15/19	2,347
7,455	11.000%, 07/15/14	7,847

		10,194

	Industrial Conglomerates — 0.2%
4,788	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	4,788
13,325	Trimas Corp., 9.750%, 12/15/17 (m)	14,558

		19,346

	Machinery — 0.6%
6,185	Actuant Corp., 5.625%, 06/15/22 (e)	6,247
2,862	American Railcar Industries, Inc., 7.500%, 03/01/14	2,901
5,940	Boart Longyear Management Pty Ltd., (Australia), 7.000%, 04/01/21 (e)	6,133
9,000	Briggs & Stratton Corp., 6.875%, 12/15/20	9,607
6,230	CNH Capital LLC, 6.250%, 11/01/16 (e)	6,495
4,207	Columbus McKinnon Corp., 7.875%, 02/01/19	4,438
3,518	Commercial Vehicle Group, Inc., 7.875%, 04/15/19	3,518
4,765	Griffon Corp., 7.125%, 04/01/18	4,789

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Machinery — Continued
5,275	SPX Corp., 6.875%, 09/01/17	5,750
	Thermadyne Holdings Corp.,
4,950	9.000%, 12/15/17	5,049
3,695	9.000%, 12/15/17 (e)	3,769
8,165	Titan International, Inc., 7.875%, 10/01/17	8,451

		67,147

	Marine — 0.9%
16,284	ACL I Corp., PIK, 11.375%, 02/15/16 (e)	16,121
19,500	Bluewater Holding B.V., (Netherlands), VAR, 3.466%, 07/17/14 (e)	16,575
23,948	Commercial Barge Line Co., 12.500%, 07/15/17	27,121
4,037	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.625%, 11/01/17	3,795
16,278	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	16,685
12,350	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	11,362
13,387	Ultrapetrol Bahamas Ltd., (Bahamas), 9.000%, 11/24/14	11,680

		103,339

	Road & Rail — 0.7%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
2,195	7.750%, 05/15/16	2,256
3,425	8.250%, 01/15/19	3,545
13,812	9.625%, 03/15/18	15,003
10,550	9.750%, 03/15/20	11,552
1,475	VAR, 2.967%, 05/15/14	1,442
	Hertz Corp. (The),
11,459	6.750%, 04/15/19	11,717
8,925	7.375%, 01/15/21	9,360
10,531	7.500%, 10/15/18	10,965
	Kansas City Southern de Mexico S.A. de C.V., (Mexico),
7,255	6.125%, 06/15/21	7,853
10,248	6.625%, 12/15/20	11,196

		84,889

	Trading Companies & Distributors — 0.2%
15,205	HD Supply, Inc., 8.125%, 04/15/19 (e)	15,851
10,885	Rexel S.A., (France), 6.125%, 12/15/19 (e)	10,831

		26,682

	Transportation Services — 0.2%
19,680	CEVA Group plc, (United Kingdom), 8.375%, 12/01/17 (e)	19,139
5,600	OSX 3 Leasing B.V., (Netherlands), 9.250%, 03/20/15 (e)	5,726

		24,865

	Total Industrials	946,991

	Information Technology — 4.2%
	Communications Equipment — 0.6%
	Avaya, Inc.,
21,985	7.000%, 04/01/19 (e)	19,677
24,480	9.750%, 11/01/15	20,196
19,745	Brightstar Corp., 9.500%, 12/01/16 (e)	20,337
7,175	Nokia Corp., (Finland), 6.625%, 05/15/39	5,595

		65,805

	Computers & Peripherals — 0.6%
	Seagate HDD Cayman, (Cayman Islands),
8,690	6.875%, 05/01/20	9,059
6,665	7.000%, 11/01/21	6,998
13,570	7.750%, 12/15/18	14,622
18,370	Seagate Technology HDD Holdings, (Cayman Islands), 6.800%, 10/01/16	20,253
	Sealed Air Corp.,
7,500	8.125%, 09/15/19 (e)	8,138
3,500	8.375%, 09/15/21 (e)	3,850
6,575	Stratus Technologies Bermuda Ltd./Stratus Technologies, Inc., (Bermuda), 12.000%, 03/29/15	5,786

		68,706

	Electronic Equipment, Instruments & Components — 0.5%
3,500	Anixter, Inc., 5.625%, 05/01/19	3,557
	CDW LLC/CDW Finance Corp.,
2,230	8.500%, 04/01/19	2,291
13,254	8.500%, 04/01/19 (e)	13,619
15,559	Intcomex, Inc., 13.250%, 12/15/14	15,870
960	Jabil Circuit, Inc., 7.750%, 07/15/16	1,087
12,818	Kemet Corp., 10.500%, 05/01/18	13,363
	Sanmina-SCI Corp.,
195	8.125%, 03/01/16	200
3,200	VAR, 3.224%, 06/15/14 (e)	3,168
8,281	Viasystems, Inc., 7.875%, 05/01/19 (e)	8,095

		61,250

	Internet Software & Services — 0.3%
20,333	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	18,554

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Internet Software & Services — Continued
	Equinix, Inc.,
3,085	7.000%, 07/15/21	3,293
7,225	8.125%, 03/01/18	7,894
6,797	Sabre, Inc., 8.500%, 05/15/19 (e)	6,746

		36,487

	IT Services — 1.2%
	Fidelity National Information Services, Inc.,
3,977	5.000%, 03/15/22 (e)	3,863
1,815	7.625%, 07/15/17 (e)	1,967
1,190	7.625%, 07/15/17	1,295
	First Data Corp.,
3,503	7.375%, 06/15/19 (e)	3,503
17,700	8.250%, 01/15/21 (e)	17,169
1,080	8.875%, 08/15/20 (e)	1,153
2,323	9.875%, 09/24/15	2,306
5,340	10.550%, 09/24/15	5,313
15,807	12.625%, 01/15/21	14,898
14,571	PIK, 10.000%, 01/15/22 (e)	14,098
23,920	iGATE Corp., 9.000%, 05/01/16	25,355
3,255	Interactive Data Corp., 10.250%, 08/01/18	3,605
	Sitel LLC/Sitel Finance Corp.,
12,285	11.000%, 08/01/17 (e)	11,916
22,490	11.500%, 04/01/18	15,743
12,660	Stream Global Services, Inc., 11.250%, 10/01/14	13,071
2,395	Unisys Corp., 12.750%, 10/15/14 (e)	2,635

		137,890

	Semiconductors & Semiconductor Equipment — 0.9%
	Advanced Micro Devices, Inc.,
17,040	7.750%, 08/01/20	18,275
9,170	8.125%, 12/15/17	9,835
	Amkor Technology, Inc.,
19,120	6.625%, 06/01/21	17,973
9,505	7.375%, 05/01/18	9,505
	Freescale Semiconductor, Inc.,
19,425	8.050%, 02/01/20	18,454
3,000	9.250%, 04/15/18 (e)	3,157
8,169	10.125%, 03/15/18 (e)	8,802
1,009	10.750%, 08/01/20	1,080
	NXP B.V./NXP Funding LLC, (Netherlands),
8,225	9.750%, 08/01/18 (e)	9,274
25	VAR, 3.217%, 10/15/13 (e)	25
715	VAR, 3.217%, 10/15/13	715
2,850	STATS ChipPAC Ltd., (Singapore), 7.500%, 08/12/15 (e)	3,049

		100,144

	Software — 0.1%
7,263	Lawson Software, Inc., 9.375%, 04/01/19 (e)	7,481

	Total Information Technology	477,763

	Materials — 8.7%
	Chemicals — 1.7%
11,219	Celanese US Holdings LLC, 6.625%, 10/15/18	11,864
	CF Industries, Inc.,
10,150	6.875%, 05/01/18	12,078
5,085	7.125%, 05/01/20	6,153
20,325	Chemtura Corp., 7.875%, 09/01/18	21,087
12,240	J.M. Huber Corp., 9.875%, 11/01/19 (e)	12,852
	LyondellBasell Industries N.V., (Netherlands),
25,380	5.000%, 04/15/19 (e)	25,824
11,855	5.750%, 04/15/24 (e)	12,152
36,200	6.000%, 11/15/21 (e)	38,734
3,210	Momentive Performance Materials, Inc., 12.500%, 06/15/14	3,363
15,510	Omnova Solutions, Inc., 7.875%, 11/01/18	15,355
30,153	PolyOne Corp., 7.375%, 09/15/20	31,811
4,510	Rhodia S.A., (France), 6.875%, 09/15/20 (e)	4,961

		196,234

	Construction Materials — 1.5%
6,728	Cemex Espana Finance LLC, Series A, 8.910%, 02/14/14 (f) (i)	6,594
49,000	Cemex Espana Luxembourg, (Spain), 9.875%, 04/30/19 (e)	40,915
49,445	Cemex Finance LLC, 9.500%, 12/14/16 (e)	45,366
	Cemex S.A.B. de C.V., (Mexico),
2,350	9.000%, 01/11/18 (e)	1,950
12,000	VAR, 5.470%, 09/30/15 (e)	9,960
13,560	Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	14,340
	Vulcan Materials Co.,
11,015	6.500%, 12/01/16	11,400
33,460	7.500%, 06/15/21	36,137

		166,662

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Containers & Packaging — 2.3%
	Ardagh Packaging Finance plc, (Ireland),
15,874	7.375%, 10/15/17 (e)	16,906
8,748	9.125%, 10/15/20 (e)	9,098
21,950	Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., (Ireland), 9.125%, 10/15/20 (e)	22,609
	Ball Corp.,
8,945	5.000%, 03/15/22	9,035
9,450	5.750%, 05/15/21	9,993
4,125	6.750%, 09/15/20	4,476
1,710	7.125%, 09/01/16	1,855
1,650	7.375%, 09/01/19	1,807
	Berry Plastics Corp.,
6,490	8.250%, 11/15/15	6,863
18,243	9.500%, 05/15/18	18,699
11,120	9.750%, 01/15/21	11,565
4,630	VAR, 4.349%, 09/15/14	4,531
5,450	VAR, 5.217%, 02/15/15	5,423
1,500	BWAY Holding Co., 10.000%, 06/15/18	1,650
	Constar International, Inc.,
4,388	11.000%, 12/31/17 (f) (i)	4,389
1,853	VAR, 8.239%, 05/31/15 (f) (i)	1,853
5,375	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	5,818
	Graphic Packaging International, Inc.,
5,200	7.875%, 10/01/18	5,733
4,275	9.500%, 06/15/17	4,724
1,000	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	1,105
	Plastipak Holdings, Inc.,
4,116	VAR, 8.500%, 12/15/15 (e)	4,239
6,500	10.625%, 08/15/19 (e)	7,394
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
11,100	6.875%, 02/15/21 (e)	11,266
7,633	7.125%, 04/15/19 (e)	7,843
6,600	7.750%, 10/15/16 (e)	6,963
32,331	7.875%, 08/15/19 (e)	34,190
13,525	8.500%, 05/15/18 (e)	12,680
11,125	9.000%, 04/15/19 (e)	10,680
26,814	9.875%, 08/15/19 (e)	26,747

		270,134

	Metals & Mining — 1.9%
	AK Steel Corp.,
3,187	7.625%, 05/15/20	2,948
7,500	8.375%, 04/01/22	6,975
	APERAM, (Luxembourg),
4,339	7.375%, 04/01/16 (e)	3,992
6,243	7.750%, 04/01/18 (e)	5,650
8,420	Atkore International, Inc., 9.875%, 01/01/18	8,378
	Commercial Metals Co.,
2,000	6.500%, 07/15/17	2,020
4,945	7.350%, 08/15/18	5,044
1,000	Edgen Murray Corp., 12.250%, 01/15/15	1,023
	FMG Resources August 2006 Pty Ltd., (Australia),
4,187	6.000%, 04/01/17 (e)	4,009
13,188	6.375%, 02/01/16 (e)	12,891
7,537	6.875%, 02/01/18 (e)	7,405
15,636	6.875%, 04/01/22 (e)	15,050
17,562	7.000%, 11/01/15 (e)	17,562
3,875	Gibraltar Industries, Inc., 8.000%, 12/01/15	3,953
8,945	JMC Steel Group, 8.250%, 03/15/18 (e)	9,034
6,845	Murray Energy Corp., 10.250%, 10/15/15 (e)	6,092
2,161	New Gold, Inc., (Canada), 7.000%, 04/15/20 (e)	2,204
8,574	Noranda Aluminum Acquisition Corp., PIK, 4.730%, 05/15/15	8,188
	Novelis, Inc., (Canada),
17,820	8.375%, 12/15/17	18,800
8,905	8.750%, 12/15/20	9,417
3,835	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	4,008
6,110	Ryerson, Inc., 12.000%, 11/01/15	6,232
12,525	Severstal Columbus LLC, 10.250%, 02/15/18	13,026
7,845	Steel Dynamics, Inc., 7.625%, 03/15/20	8,433
4,875	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	4,631
9,015	Thompson Creek Metals Co., Inc., (Canada), 7.375%, 06/01/18	7,437
	United States Steel Corp.,
5,467	7.000%, 02/01/18	5,412
11,440	7.375%, 04/01/20	11,154
8,200	7.500%, 03/15/22	7,954
1,047	Wolverine Tube, Inc., 6.000%, 06/28/14 (f) (i)	995

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Metals & Mining — Continued
6,675	Xinergy Corp., 9.250%, 05/15/19 (e)	4,072

		223,989

	Paper & Forest Products — 1.3%
	Abitibi-Consolidated Co. of Canada, (Canada),
8,431	6.000%, 06/20/13 (d)	42
15,841	7.750%, 06/15/11 (d)	79
20,371	8.375%, 04/01/15 (d)	102
	Abitibi-Consolidated, Inc.,
3,880	7.400%, 04/01/18 (d)	19
2,425	7.500%, 04/01/28 (d)	12
680	8.550%, 08/01/10 (d)	3
44,081	8.850%, 08/01/30 (d)	221
18,760	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	19,980
8,250	Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.000%, 04/01/20	9,034
	Cascades, Inc., (Canada),
7,535	7.750%, 12/15/17	7,497
4,449	7.875%, 01/15/20	4,360
3,800	Georgia-Pacific LLC, 8.250%, 05/01/16 (e)	4,180
4,200	Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16 (e)	4,169
6,667	Louisiana-Pacific Corp., 7.500%, 06/01/20 (e)	6,800
78,532	NewPage Corp., 11.375%, 12/31/14 (d)	48,690
950	P.H. Glatfelter Co., 7.125%, 05/01/16	969
3,200	Potlatch Corp., 7.500%, 11/01/19	3,392
31,111	Resolute Forest Products, 10.250%, 10/15/18	35,233
1,100	Sappi Papier Holding GmbH, (Austria), 6.625%, 04/15/21 (e) (f) (i)	1,034
	Smurfit-Stone Container Enterprises, Inc.,
25,818	8.000%, 03/15/17 (d) (f) (i)	516
19,431	8.375%, 07/01/12 (d) (f) (i)	389

		146,721

	Total Materials	1,003,740

	Telecommunication Services — 5.9%
	Diversified Telecommunication Services — 2.1%
	Cincinnati Bell, Inc.,
37	7.000%, 02/15/15	38
5,125	8.250%, 10/15/17	5,228
6,061	8.375%, 10/15/20	5,955
960	8.750%, 03/15/18	890
32,885	Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/15 (e)	28,692
	Frontier Communications Corp.,
6,340	7.125%, 03/15/19	6,102
520	8.250%, 05/01/14	569
3,945	8.250%, 04/15/17	4,073
25,445	8.500%, 04/15/20	25,509
3,945	8.750%, 04/15/22	3,975
2,646	9.250%, 07/01/21	2,739
9,660	Level 3 Communications, Inc., 11.875%, 02/01/19	10,360
	Level 3 Financing, Inc.,
21,120	8.125%, 07/01/19	21,120
11,550	8.625%, 07/15/20 (e)	11,781
5,500	8.750%, 02/15/17	5,679
22,220	9.375%, 04/01/19	23,609
10,165	PAETEC Holding Corp., 8.875%, 06/30/17 (m)	10,927
	Qwest Communications International, Inc.,
15,705	7.125%, 04/01/18	16,591
4,115	8.000%, 10/01/15	4,347
	Windstream Corp.,
950	7.000%, 03/15/19	931
10,695	7.500%, 06/01/22	10,347
3,500	7.750%, 10/15/20	3,500
9,000	7.750%, 10/01/21	9,023
13,235	7.875%, 11/01/17	14,095
210	8.125%, 08/01/13	221
10,190	8.125%, 09/01/18	10,572

		236,873

	Wireless Telecommunication Services — 3.8%
4,160	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17 (e)	4,472
	Cricket Communications, Inc.,
6,845	7.750%, 05/15/16	7,221
46,120	7.750%, 10/15/20	42,200
1,370	Crown Castle International Corp., 9.000%, 01/15/15	1,490
1,745	Digicel Ltd., (Bermuda), 7.000%, 02/15/20 (e)	1,688
2,850	Inmarsat Finance plc, (United Kingdom), 7.375%, 12/01/17 (e)	3,035
4,270	iPCS, Inc., VAR, 2.591%, 05/01/13	4,185

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Wireless Telecommunication Services — Continued
	MetroPCS Wireless, Inc.,
30,380	6.625%, 11/15/20	29,392
10,580	7.875%, 09/01/18	10,686
77,245	Nextel Communications, Inc., 7.375%, 08/01/15 (m)	75,507
	NII Capital Corp.,
6,185	7.625%, 04/01/21	5,211
23,045	8.875%, 12/15/19	21,317
7,455	10.000%, 08/15/16	7,753
666	SBA Telecommunications, Inc., 8.250%, 08/15/19	723
	Sprint Capital Corp.,
6,539	6.900%, 05/01/19	5,689
8,933	8.750%, 03/15/32	7,526
	Sprint Nextel Corp.,
67,435	6.000%, 12/01/16 (m)	61,703
5,520	7.000%, 03/01/20 (e)	5,561
6,500	8.375%, 08/15/17	6,240
41,472	9.000%, 11/15/18 (e)	44,894
17,985	9.125%, 03/01/17 (e)	17,850
5,758	11.500%, 11/15/21 (e)	6,075
8,197	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, (Ireland), 7.748%, 02/02/21 (e)	7,658
	VimpelCom Holdings B.V., (Netherlands),
4,550	6.255%, 03/01/17 (e)	4,215
11,900	7.504%, 03/01/22 (e)	10,792
1,300	VAR, 4.471%, 06/29/14 (e)	1,274
	Wind Acquisition Finance S.A., (Luxembourg),
15,759	7.250%, 02/15/18 (e)	13,474
26,735	11.750%, 07/15/17 (e)	22,725
10,880	Wind Acquisition Holdings Finance S.A., (Luxembourg), PIK, 12.250%, 07/15/17 (e)	8,051

		438,607

	Total Telecommunication Services	675,480

	Utilities — 3.5%
	Electric Utilities — 0.2%
	DPL, Inc.,
12,794	6.500%, 10/15/16 (e)	13,625
6,430	7.250%, 10/15/21 (e)	6,993
1,509	PNM Resources, Inc., 9.250%, 05/15/15	1,747
4,000	Public Service Co. of New Mexico, 7.950%, 05/15/18	4,919

		27,284

	Gas Utilities — 0.1%
	Genesis Energy LP/Genesis Energy Finance Corp.,
9,420	7.875%, 12/15/18	9,538
4,800	7.875%, 12/15/18 (e)	4,860

		14,398

	Independent Power Producers & Energy Traders — 2.4%
	AES Eastern Energy LP,
2,688	9.000%, 01/02/17 (d)	672
28,331	9.670%, 01/02/29 (d)	7,083
	Calpine Corp.,
10,011	7.250%, 10/15/17 (e)	10,562
52,250	7.500%, 02/15/21 (e)	54,601
30,050	7.875%, 01/15/23 (e)	31,778
	Dynegy Holdings LLC,
12,200	7.125%, 05/15/18 (d)	7,320
3,900	7.500%, 06/01/15 (d)	2,340
48,825	7.750%, 06/01/19 (d)	29,539
151	8.375%, 05/01/16 (d)	92
41,590	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, 7.670%, 11/08/16 (d)	26,202
	Edison Mission Energy,
13,102	7.000%, 05/15/17	7,010
58,706	7.200%, 05/15/19 (m)	30,967
646	FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	530
	GenOn Energy, Inc.,
2,600	7.875%, 06/15/17 (m)	2,301
19,285	9.875%, 10/15/20	17,838
	Homer City Funding LLC,
4,485	8.137%, 10/01/19	4,350
8,792	8.734%, 10/01/26	8,528
11,465	Midwest Generation LLC, 8.560%, 01/02/16	10,547
	NRG Energy, Inc.,
9,145	7.625%, 05/15/19	8,939
9,740	7.875%, 05/15/21	9,375
2,062	Ormat Funding Corp., 8.250%, 12/30/20 (m)	1,933

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
		Independent Power Producers & Energy Traders — Continued
13,903		Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 10.250%, 11/01/15	3,337

			275,844

		Multi-Utilities — 0.8%
14,006		Energy Future Holdings Corp., 9.750%, 10/15/19	14,356
1,300		Energy Future Intermediate Holding Co. LLC, 9.750%, 10/15/19	1,332
68,490		Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	73,798

			89,486

		Total Utilities	407,012

		Total Corporate Bonds (Cost $8,928,454)	9,064,935

Common Stocks — 1.0%
		Consumer Discretionary — 0.3%
		Automobiles — 0.3%
1,318		General Motors Co. (a)	29,269

		Broadcasting & Cable TV — 0.0% (g)
9,055		Adelphia Recovery Trust	27

		Hotels, Restaurants & Leisure — 0.0% (g)
7,940		Real Mex Restaurants, Inc., ADR (a) (f) (i)	453

		Leisure Equipment & Products — 0.0% (g)
458		New True Temper Holdings Corp., Inc. (a) (f) (i)	5,453

		Total Consumer Discretionary	35,202

		Consumer Staples — 0.0%
		Food Products — 0.0%
585		Eurofresh, Inc., ADR (a) (f) (i)	—

		Financials — 0.4%
		Diversified Financial Services — 0.4%
1,967		Capmark Financial Group, Inc. (a)	44,263

		Health Care — 0.0% (g)
		Health Care Providers & Services — 0.0% (g)
—	(h)	Magellan Health Services, Inc. (a)	5

		Industrials — 0.0% (g)
		Marine — 0.0% (g)
15		General Maritime Corp. (a) (f) (i)	444

		Information Technology — 0.1%
		Computers & Peripherals — 0.0%
616		Stratus Technologies Bermuda Holdings, Ltd., (Bermuda) (a) (f) (i)	—

		IT Services — 0.0% (g)
92		Unisys Corp. (a)	1,445

		Semiconductors & Semiconductor Equipment — 0.1%
561		Magnachip Semiconductor Corp., (Luxembourg) (a)	5,338

		Total Information Technology	6,783

		Materials — 0.2%
		Chemicals — 0.1%
389		LyondellBasell Industries N.V., (Netherlands), Class A	15,348

		Construction Materials — 0.0% (g)
399		U.S. Concrete, Inc. (a)	1,959

		Containers & Packaging — 0.0% (g)
58		Constar International, Inc., ADR (a) (f) (i)	27

		Metals & Mining — 0.0% (g)
46		Wolverine Tube, Inc., ADR (a) (f) (i)	928

		Paper & Forest Products — 0.1%
677		Resolute Forest Products, (Canada) (a)	7,659

		Total Materials	25,921

		Telecommunication Services — 0.0%
		Diversified Telecommunication Services — 0.0%
1		XO Holdings, Inc., (Canada) (a) (f) (i)	—

		Total Common Stocks (Cost $111,484)	112,618

Preferred Stocks — 0.9%
		Consumer Discretionary — 0.2%
		Automobiles — 0.2%
700		General Motors Co., 4.750%, 12/01/13	25,695

		Media — 0.0% (g)
77		Spanish Broadcasting System, Inc. (a) (f) (i)	—	(h)
1		Spanish Broadcasting System, Inc., Series B, PIK, 10.750%, 7/02/12 ($1,000 par value) @ (a) (f) (i)	461

			461

		Total Consumer Discretionary	26,156

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — Continued
	Consumer Staples — 0.0%
	Food Products — 0.0%
1	Eurofresh, Inc., ADR (f) (i)	—

	Financials — 0.7%
	Commercial Banks — 0.2%
95	CoBank ACB, 11.000%, 07/01/13 ($50 par value)@ (e)	5,240
161	CoBank ACB, 11.000%, 10/01/14 ($50 par value)@	8,949
112	CoBank ACB, 7.000%, 07/02/12 ($50 par value)@ (e)	5,762

		19,951

	Consumer Finance — 0.3%
20	Ally Financial, Inc., 7.000%, 07/02/12 ($1,000 par value)@ (e)	17,041
326	Citigroup Capital XIII, VAR, 7.875%, 10/30/40	8,636
226	GMAC Capital Trust I, VAR, 8.125%, 02/15/40	5,180

		30,857

	Diversified Financial Services — 0.0% (g)
5	Bank of America Corp., Series L, 7.250%, 01/30/13 ($1,000 par value)@	4,670

	Insurance — 0.2%
423	Hartford Financial Services Group, Inc., VAR, 7.875%, 04/15/42 (a)	10,991
10	XLIT Ltd., (Cayman Islands), VAR, 3.586%, 10/29/49	7,216

		18,207

	Total Financials	73,685

	Information Technology — 0.0%
	Computers & Peripherals — 0.0%
140	Stratus Technologies Bermuda Holdings, Ltd., Series B1, (Bermuda) (a) (f) (i)	—

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
6	Constar International, Inc., Class A, 11.000% (a) (f) (i)	1,311

	Total Preferred Stocks (Cost $112,723)	101,152

PRINCIPAL AMOUNT ($)
Loan Participations & Assignments — 13.1%
	Consumer Discretionary — 5.4%
	Auto Components — 0.3%
	Autoparts Holdings Ltd., Term Loan,
3,229	VAR, 6.500%, 07/29/17	3,124
1,646	VAR, 6.500%, 07/29/17	1,593
17,354	Remy International, Term Loan B, VAR, 6.250%, 12/16/16	17,260
913	UCI International, Inc., Term Loan, VAR, 5.500%, 07/26/17	911
14,263	Wabash, Term Loan B, VAR, 6.000%, 05/08/19	14,120

		37,008

	Automobiles — 0.4%
47,609	Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	47,431

	Broadcasting & Cable TV — 0.0% (g)
1,825	Kabel Deutschland, Facility F Loan, VAR, 4.250%, 02/01/19	1,794
2,017	Yankee Cable (RCN Telecom), Term Loan B, VAR, 6.500%, 08/26/16	2,004

		3,798

	Diversified Consumer Services — 0.2%
1,643	Realogy Corp., Extended Synthetic Commitments, VAR, 4.491%, 10/10/16	1,498
20,947	Realogy Corp., Extended Term Loan, VAR, 4.489%, 10/10/16	19,093
139	Realogy Corp., Non-Extended Synthetic Commitment, VAR, 3.241%, 10/10/13	130

		20,721

	Gaming — 1.3%
8,927	Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.489%, 01/28/18	7,857
99,750	Caesars Entertainment Operating Co., Inc., Term B-2 Loan, VAR, 3.239%, 01/28/15	91,021
22,706	CCM Merger, Inc., Term Loan, VAR, 6.000%, 03/01/17	22,525
12,950	Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16	13,295
12,825	ROC Finance LLC, Funded Term B Loan, VAR, 8.500%, 08/18/17	12,905

		147,603

	Hotels, Restaurants & Leisure — 0.3%
	Landry’s, Inc., Term Loan,
23	VAR, 6.500%, 04/24/18	23
9,167	VAR, 6.500%, 04/24/18	9,103

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
	Hotels, Restaurants & Leisure — Continued
5,750	MTL Publishing LLC, Term Loan, VAR, 03/01/18 ^	5,714
	Outback (OSI Restaurant), Prefunded RC Commitment,
236	VAR, 0.294%, 06/14/13	231
116	VAR, 0.294%, 06/14/13	114
4,434	Outback (OSI Restaurant), Term Loan B, VAR, 2.563%, 06/14/14	4,332
8,500	Wendy’s/Arby’s Restaurants LLC, Term Loan B, VAR, 05/15/19 ^	8,388

		27,905

	Household Durables — 0.0% (g)
3,500	Yankee Candle Co., Inc. (The), 1st Lien Term Loan, VAR, 5.250%, 04/02/19	3,473

	Leisure Equipment & Products — 0.2%
10,936	Eastman Kodak, DIP Loan, VAR, 8.500%, 07/20/13	10,932
	Freedom Group, Inc., Term B Loan,
138	VAR, 5.500%, 04/19/19	137
8,962	VAR, 5.500%, 04/19/19	8,929

		19,998

	Media — 1.7%
7,880	Barrington Broadcasting, Tranche 2 Term Loan, VAR, 7.500%, 06/14/17	7,875
17,001	Cengage Learning Acquisitions, Term Loan, VAR, 2.490%, 07/03/14	15,353
57,722	Clear Channel Communications, Inc., Term Loan B, VAR, 3.889%, 01/29/16	44,895
9,850	Cumulus Media, Term Loan, VAR, 5.750%, 09/17/18	9,773
6,745	Entercom Radio LLC, Term Loan, VAR, 6.250%, 11/23/18	6,734
3,622	Gray Television, Inc., Term Loan B, VAR, 3.740%, 12/31/14	3,585
5,189	High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	5,182
2,760	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/28/17	2,735
2,425	Hubbard Radio LLC, 2nd Lien Term Loan C, VAR, 8.750%, 04/30/18	2,429
18,766	Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	18,743
3,820	Newsday, Fixed Rate Term Loan, VAR, 10.500%, 08/01/13	3,894
	R.H. Donnelley, Inc., Exit Term Loan,
10,926	VAR, 9.000%, 10/24/14	4,709
9,065	VAR, 9.000%, 10/24/14	3,907
3,962	VAR, 9.000%, 10/24/14	1,708
	Radio One, 1st Lien Term Loan B,
19,225	VAR, 7.500%, 03/31/16	18,829
1,092	VAR, 7.500%, 03/31/16	1,069
439	VAR, 7.500%, 03/31/16	430
40,958	Univision Communications, Inc., Extended 1st Lien Term Loan, VAR, 4.489%, 03/31/17	37,533
4,985	Univision Communications, Inc., Initial Term Loan, VAR, 2.239%, 09/29/14	4,835
16,863	Vertis, Inc., 1st Lien Term Loan, VAR, 14.000%, 12/21/15 (d) (f) (i)	3,836

		198,054

	Specialty Retail — 1.0%
	Claire’s Stores, Inc., Term Loan B,
37,488	VAR, 2.989%, 05/29/14	34,853
16,139	VAR, 3.216%, 05/29/14	15,005
39,831	Gymboree, 1st Lien Term Loan, VAR, 5.000%, 02/23/18	36,851
	J. Crew, 1st Lien Term Loan,
13,845	VAR, 4.750%, 03/07/18	13,486
6,905	VAR, 4.750%, 03/07/18	6,727
6,663	VAR, 4.750%, 03/07/18	6,490

		113,412

	Textiles, Apparel & Luxury Goods — 0.0% (g)
2,233	BCBG Max Azria, 1st Lien Term Loan, VAR, 13.750%, 06/09/15	2,177

	Total Consumer Discretionary	621,580

	Consumer Staples — 0.9%
	Food & Staples Retailing — 0.4%
15,759	Rite Aid Corp., 1st Lien Term Loan 5, VAR, 4.500%, 03/03/18	15,444
	Rite Aid Corp., Tranche 2 Term Loan,
10,012	VAR, 1.990%, 06/04/14	9,762
9,936	VAR, 1.990%, 06/04/14	9,687
8,467	VAR, 1.990%, 06/04/14	8,256

		43,149

	Food Products — 0.4%
	Bolthouse Farms, 1st Lien,
8,525	VAR, 5.500%, 02/11/16	8,533
256	VAR, 5.750%, 02/11/16	257
3,777	Del Monte Corp., Term Loan, VAR, 4.500%, 03/08/18	3,681

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
	Food Products — Continued
	Dole Food Co., Tranche B-2 Term Loan,
471	VAR, 5.000%, 07/08/18	469
471	VAR, 5.000%, 07/08/18	469
471	VAR, 5.000%, 07/08/18	469
471	VAR, 5.000%, 07/08/18	469
471	VAR, 5.000%, 07/08/18	469
471	VAR, 5.000%, 07/08/18	469
119	VAR, 6.000%, 07/08/18	119
	Dole Food Co., Tranche C2 Term Loan,
707	VAR, 5.000%, 07/08/18	704
707	VAR, 5.000%, 07/08/18	704
707	VAR, 5.000%, 07/08/18	703
707	VAR, 5.000%, 07/08/18	703
707	VAR, 5.000%, 07/08/18	704
707	VAR, 5.000%, 07/08/18	703
471	VAR, 5.000%, 07/08/18	469
424	VAR, 5.000%, 07/08/18	422
136	VAR, 6.000%, 07/08/18	136
	High Liner Foods, Inc., Term Loan,
6,056	VAR, 7.000%, 12/19/17	6,026
108	VAR, 7.000%, 12/19/17	108
	Pierre Foods, Inc., 1st Lien Term Loan,
26	VAR, 7.000%, 09/30/16	26
10,250	VAR, 7.000%, 09/30/16	10,260
6,160	Pierre Foods, Inc., 2nd Lien Term Loan, VAR, 11.250%, 09/29/17	6,193

		43,265

	Personal Products — 0.1%
16,247	Visant Corp., 1st Lien Term Loan, VAR, 5.250%, 12/22/16	15,669

	Total Consumer Staples	102,083

	Energy — 0.7%
	Oil, Gas & Consumable Fuels — 0.7%
11,793	Arch Coal, 1st Lien Term Loan B, VAR, 5.750%, 05/16/18	11,439
28,500	Chesapeake Energy, Term Loan, VAR, 8.500%, 12/02/17	27,973
15,701	MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18	15,513
22,736	NGPL PipeCo LLC, Term Loan, VAR, 7.750%, 05/17/18	22,206

	Total Energy	77,131

	Financials — 0.9%
	Capital Markets — 0.2%
16,981	Pinafore LLC/Pinafore, Inc., Term Loan B1, VAR, 4.250%, 09/29/16	16,889

	Consumer Finance — 0.0% (g)
325	Springleaf Financial Funding, Term Loan, VAR, 5.500%, 05/10/17	300

	Diversified Financial Services — 0.6%
	Harland Clarke Holdings Corp., Term Loan B,
5,147	VAR, 2.739%, 06/30/14	4,680
8,859	VAR, 2.739%, 06/30/14	8,054
8,518	VAR, 2.739%, 06/30/14	7,745
6,608	VAR, 2.739%, 06/30/14	6,008
6,206	VAR, 2.739%, 06/30/14	5,642
6,084	VAR, 2.970%, 06/30/14	5,532
7,065	International Lease Finance Corp., Term Loan, VAR, 4.750%, 04/12/16	7,056
2,700	Nuveen Investments, Inc., 1st Lien Term Loan, VAR, 7.250%, 05/13/17	2,693
18,423	Ocwen Financial Corp., Term Loan, VAR, 7.000%, 09/01/16	18,377

		65,787

	Insurance — 0.0% (g)
1,984	CNO Financial Group, Inc., Term Loan B- 1, VAR, 6.250%, 09/30/16	1,974
975	USI Holdings Corp., Series C, New Term Loan, VAR, 7.000%, 05/05/14	972

		2,946

	Real Estate Investment Trusts (REITs) — 0.1%
	iStar, Term Loan A-1,
5,324	VAR, 5.000%, 06/28/13	5,300
9,617	VAR, 5.000%, 06/28/13	9,574

		14,874

	Total Financials	100,796

	Health Care — 0.7%
	Health Care Equipment & Supplies — 0.0% (g)
	Biomet, Inc., Dollar Term Loans,
1,563	VAR, 3.239%, 03/25/15	1,527
115	VAR, 3.239%, 03/25/15	112
2,313	VAR, 3.474%, 03/25/15	2,258

		3,897

	Health Care Providers & Services — 0.3%
	Community Health Systems, Inc., Extended Term Loan,
945	VAR, 3.967%, 01/25/17	923

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
	Health Care Providers & Services — Continued
25	VAR, 3.970%, 01/25/17	24
	Community Health Systems, Inc., Non Extended B-1 Term Loan,
587	VAR, 2.489%, 07/25/14	576
237	VAR, 2.489%, 07/25/14	232
483	VAR, 2.717%, 07/25/14	473
3,000	HCA, Inc., Term B-3 Loan, VAR, 3.489%, 05/01/18	2,907
5,436	HMA, Term Loan B, VAR, 4.500%, 11/16/18	5,352
992	IASIS Healthcare, 1st Lien Term Loan B, VAR, 5.000%, 05/03/18	977
7,134	inVentiv Health, Consolidated Term Loan, VAR, 6.500%, 08/04/16	6,679
9,685	National Mentor Holdings, Inc., Tranche B Term Loans, VAR, 7.000%, 02/09/17	9,535
7,257	Vanguard Health Systems, Term Loan B, VAR, 5.000%, 01/29/16	7,223

		34,901

	Pharmaceuticals — 0.4%
17,900	Aptalis Pharma, Inc., Term B-2 Loan, VAR, 5.500%, 02/11/17	17,274
	Aptalis Pharma, Inc., Term Loan,
18,385	VAR, 5.500%, 02/10/17	17,778
1,982	VAR, 5.500%, 02/10/17	1,917
	Catalent Pharma Solutions, Inc., 1st Lien Incremental Term Loan B,
4,750	VAR, 5.250%, 09/15/17	4,691
2,441	VAR, 5.250%, 09/15/17	2,410
2,412	Catalent Pharma Solutions, Inc., Extended Dollar Term - 1 Loan, VAR, 4.239%, 09/15/16	2,382

		46,452

	Total Health Care	85,250

	Industrials — 0.9%
	Aerospace & Defense — 0.1%
7,642	Ducommun, Inc., Term Loan B, VAR, 5.500%, 06/28/17	7,642

	Airlines — 0.1%
10,346	Delta Air Lines, Inc., New Term Loan, VAR, 4.250%, 03/07/16	9,983
1,985	United Airlines, Term Loan B, VAR, 2.250%, 02/01/14	1,919

		11,902

	Building Products — 0.2%
6,104	Jacuzzi Brands, Inc., 1st Lien Term Loan B, VAR, 2.489%, 02/07/14	3,581
561	Jacuzzi Brands, Inc., 1st Lien-Synthetic Credit Facility, VAR, 0.368%, 02/07/14	329
	Nortek, Inc., 1st Lien Term Loan,
11,745	VAR, 5.250%, 04/26/17	11,679
34	VAR, 5.250%, 04/26/17	34
34	VAR, 5.250%, 04/26/17	34
17	VAR, 6.250%, 04/26/17	17
2,575	Roofing Supply Group, Term Loan, VAR, 04/30/19 ^	2,569

		18,243

	Commercial Services & Supplies — 0.3%
4,119	BakerCorp. International, Term Loan, VAR, 4.750%, 06/01/18	4,070
11,801	Cenveo Corp., Term Loan B, VAR, 6.250%, 12/21/16	11,713
14,341	SCH Group, 1st Lien Term Loan, VAR, 6.625%, 04/28/17	13,642
7,680	SCH Group, 2nd Lien Term Loan, VAR, 10.500%, 04/30/18	6,576
	WCA Waste Corp., Term Loan,
1,426	VAR, 5.500%, 03/23/18	1,419
4	VAR, 5.500%, 03/23/18	4

		37,424

	Diversified Manufacturing — 0.0% (g)
1,990	Norit Holding B.V., Term Loan, VAR, 6.750%, 07/10/17	1,983

	Industrial Conglomerates — 0.1%
11,085	BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16	10,967
345	BOC Edwards, New Term Loan, VAR, 5.500%, 05/31/16	341

		11,308

	Industrial Machinery — 0.1%
12,034	Intelligrated, Inc., Term Loan, VAR, 7.500%, 02/17/17	11,853

	Total Industrials	100,355

	Information Technology — 1.4%
	Communications Equipment — 0.3%
4,680	Avaya, Inc., Term Loan B-1, VAR, 3.217%, 10/24/14	4,406
15,426	Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 4.967%, 10/26/17	13,594
13,800	Syniverse Holdings, Inc., Term Loan, VAR, 5.000%, 04/23/19	13,602

		31,602

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
	Computers & Peripherals — 0.0% (g)
	Sealed Air, Term Loan B,
800	VAR, 4.750%, 10/03/18	801
919	VAR, 4.750%, 10/03/18	920
166	Stratus Technologies, Inc., 2nd Lien, VAR, 5.240%, 06/30/15	91

		1,812

	Electronic Equipment, Instruments & Components — 0.2%
10,412	CDW Corp., Extended Term Loan, VAR, 4.000%, 07/15/17	9,956
3,639	CDW Corp., Non Extended B-1 Term Loan, VAR, 3.739%, 10/10/14	3,575
2,748	Oberthur Technologies, Facility B3, VAR, 6.252%, 11/30/18	2,659
1,430	Sensus USA, Inc., 2nd Lien Term Loan, VAR, 8.500%, 05/09/18	1,416

		17,606

	Internet Software & Services — 0.2%
18,646	Go Daddy Group, Inc. (The), Tranche B-1 Term Loan, VAR, 5.500%, 12/17/18	18,297
175	Saber, Inc., Term Loan B, VAR, 07/28/17 ^	164
6,715	Softlayer Technologies, Inc., Term Loan, VAR, 7.250%, 11/09/16	6,718

		25,179

	IT Services — 0.4%
20,200	First Data Corp., Extended 2018 Dollar Term Loan, VAR, 4.239%, 03/23/18	18,248
5,273	First Data Corp., Initial Tranche B1, VAR, 2.989%, 09/24/14	4,986
15,749	First Data Corp., Initial Tranche B3, VAR, 2.989%, 09/24/14	14,891
4,333	Interactive Data Corp., Term Loan B, VAR, 4.500%, 02/11/18	4,258
4,959	Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 7.219%, 01/30/17 (f) (i)	4,413

		46,796

	Semiconductors & Semiconductor Equipment — 0.2%
10,713	Freescale Semiconductor, Inc., Tranche B-1 Term Loan, VAR, 4.489%, 12/01/16	10,039
7,831	NXP B.V., Tranche A-2 Loan, VAR, 5.500%, 03/04/17	7,708
11,375	NXP B.V., Tranche B Loan, VAR, 5.250%, 03/19/19	11,129

		28,876

	Software — 0.1%
4,500	Attachmate Corp., 1st Lien Term Loan, VAR, 7.250%, 11/22/17	4,408
12,755	Misys plc, 1st Lien Term Loan, VAR, 10/22/18 ^	12,423

		16,831

	Total Information Technology	168,702

	Materials — 1.0%
	Chemicals — 0.6%
	AZ Chem U.S., Inc., Term Loan,
7,739	VAR, 7.250%, 12/22/17	7,755
594	VAR, 7.250%, 12/22/17	595
7,925	Cristal Inorganic Chemicals (Millennium), 2nd Lien, VAR, 6.220%, 11/15/14	7,886
15,890	Momentive Performance, Tranche B-1B Term Loan, VAR, 3.750%, 05/05/15	15,339
	Nexeo Solutions, Term Loan,
2,698	VAR, 5.000%, 09/08/17	2,627
2,216	VAR, 5.000%, 09/08/17	2,157
1,994	VAR, 5.000%, 09/08/17	1,942
222	VAR, 5.000%, 09/08/17	216
8,168	PL Propylene LLC, Term Loan, VAR, 7.000%, 03/27/17	8,066
	PolyOne, Term Loan B,
117	VAR, 5.000%, 12/20/17	116
8,113	VAR, 5.000%, 12/20/17	8,090
	Trinseo, 1st Lien Term Loan,
19,530	VAR, 6.000%, 08/02/17	17,421
733	VAR, 6.750%, 08/02/17	653

		72,863

	Construction Materials — 0.1% (g)
6,260	Road Infrastructure Investment LLC, Term Loan, VAR, 6.250%, 03/30/18	6,166

	Containers & Packaging — 0.2%
	BWAY Holding Co., Replacement Term Loan B,
550	VAR, 4.500%, 02/23/18	543
37	VAR, 4.500%, 02/23/18	36
33	VAR, 4.500%, 02/23/18	33
	BWAY Holding Co., Replacement Term Loan C,
52	VAR, 4.500%, 02/23/18	51
7	VAR, 4.500%, 02/23/18	7
	Reynolds Group Holdings, Term Loan C,
144	VAR, 6.500%, 08/09/18	145
13,119	VAR, 6.500%, 08/09/18	13,154

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Loan Participations & Assignments — Continued
	Containers & Packaging — Continued
	Reynolds Group Holdings, U.S. Term Loan,
5,779	VAR, 6.500%, 02/09/18	5,781
5,132	VAR, 6.500%, 02/09/18	5,134
2,989	VAR, 6.500%, 02/09/18	2,990
64	VAR, 6.500%, 02/09/18	64
57	VAR, 6.500%, 02/09/18	57
33	VAR, 6.500%, 02/09/18	33

		28,028

	Metals & Mining — 0.1%
9,418	Noranda Aluminum, Term B Loan, VAR, 5.750%, 02/28/19	9,422
2,472	Novelis, Inc., Term Loan, VAR, 4.000%, 03/10/17	2,417

		11,839

	Total Materials	118,896

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.4%
	Level 3 Communications, Inc., Tranche A Term Loans,
8,679	VAR, 2.489%, 03/13/14	8,443
21,696	VAR, 2.719%, 03/13/14	21,109
12,300	Level 3 Communications, Inc., Tranche B II Term Loans, VAR, 5.750%, 09/01/18	12,184
5,000	Level 3 Financing, Inc., Term Loan B3, VAR, 5.750%, 09/01/18	4,953

	Total Telecommunication Services	46,689

	Utilities — 0.8%
	Independent Power Producers & Energy Traders — 0.8%
	Dynegy Midwest Gen (Coal Co.), Term Loan,
18	VAR, 9.250%, 08/05/16	18
7,042	VAR, 9.250%, 08/05/16	7,178
	Dynegy Power LLC (Gas Co.), Term Loan,
19,855	VAR, 9.250%, 08/05/16	20,459
50	VAR, 9.250%, 08/05/16	52
2,146	GenOn Energy, Inc., Term Loan B, VAR, 6.000%, 12/04/17	2,103
47,495	Texas Competitive Electric, Extended Term Loan, VAR, 4.739%, 10/10/17	27,515
45,999	Texas Competitive Electric, Non-Extended Term Loan, VAR, 3.739%, 10/10/14	28,031
4,566	TPF Generation Holdings LLC, 2nd Lien, VAR, 4.720%, 12/15/14	4,437

	Total Utilities	89,793

	Total Loan Participations & Assignments (Cost $1,557,954)	1,511,275

NUMBER OF WARRANTS
Warrant — 0.1%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
	General Motors Co.,
763	expiring 7/10/16 (Strike Price $10.00) (a)	10,142
763	expiring 7/10/19 (Strike Price $18.33) (a)	6,566

	Total Consumer Discretionary	16,708

	Industrials — 0.0%
	Marine — 0.0%
23	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (f) (i)	—

	Total Warrants (Cost $27,304)	16,708

SHARES
Short-Term Investments— 3.7%
	Investment Companies— 3.7%
366,260	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.170% † (b) (l)	366,260
60,002	JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.010% (b) (l)	60,002

	Total Short-Term Investments (Cost $426,262)	426,262

	Total Investments — 98.4% (Cost $11,281,372)	11,352,483
	Other Assets in Excess of Liabilities — 1.6%	180,471

	NET ASSETS — 100.0%	$11,532,954

Percentages indicated are based on net assets.

Credit Default Swaps - Sell Protection [1]

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/12 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [4]
Barclays Bank plc
CDX.NA.HY.18-V.1	5.000% quarterly	06/20/17	6.771%	50,000	(3,005)	1,313

[1]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
FGIC	—	Insured by Financial Guaranty Insurance Co.
PIK	—	Payment-in-Kind
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.

(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $65,619,000 which amounts to 0.6% of total investments.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign exchange currency contracts.
(r)	—	Rates shown are per annum and payments are as described.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2012.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of May 31, 2012.
^	—	All or a portion of the security is unsettled as of May 31, 2012. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
†	—	Approximately $2,670,000 of this investment is restricted as collateral for swaps to various brokers.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$502,144
Aggregate gross unrealized depreciation	(431,033)
Net unrealized appreciation/depreciation	$71,111

Federal income tax cost of investments	$11,281,372

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. SECURITY VALUATIONS—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors or (the “Board”) third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. The Fund’s Administrator (“JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, the Fund’s Investment Advisor (“JPMIM”), Legal and Compliance, Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing and at least a quarterly basis with the VC and Board, as applicable. The appropriateness of fair values are assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at May 31, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$29,296	$—	$5,906		$35,202
Consumer Staples	—	—	—	(a)	—	(a)
Financials	44,263	—	—		44,263
Health Care	5	—	—		5
Industrials	—	—	444		444
Information Technology	6,783	—	—	(a)	6,783
Materials	24,966	—	955		25,921
Telecommunication Services	—	—	—	(a)	—	(a)

Total Common Stocks	105,313	—	7,305		112,618

Preferred Stocks
Consumer Discretionary	—	25,695	461		26,156
Consumer Staples	—	—	—	(a)	—	(a)
Financials	—	73,685	—		73,685
Information Technology	—	—	—	(a)	—	(a)
Materials	—	—	1,311		1,311

Total Preferred Stocks	—	99,380	1,772		101,152

Debt Securities
Asset-Backed Securities	—	97	6,983		7,080
Commercial Mortgage-Backed
Security	—	95,745	—		95,745
Convertible Bonds
Consumer Discretionary	—	11,723	3,054		14,777
Materials	—	1,931	—		1,931

Total Convertible Bonds	—	13,654	3,054		16,708

Corporate Bonds
Consumer Discretionary	—	1,892,887	11,701		1,904,588
Consumer Staples	—	392,807	—	(a)	392,807
Energy	—	1,211,455	—		1,211,455
Financials	—	1,296,863	11,007		1,307,870
Health Care	—	735,692	1,537		737,229
Industrials	—	818,526	128,465		946,991
Information Technology	—	477,763	—		477,763
Materials	—	987,970	15,770		1,003,740
Telecommunication Services	—	675,480	—		675,480
Utilities	—	362,508	44,504		407,012

Total Corporate Bonds	—	8,851,951	212,984		9,064,935

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Loan Participations & Assignments
Consumer Discretionary	$—	$617,744	$3,836		$621,580
Consumer Staples	—	102,083	—		102,083
Energy	—	77,131	—		77,131
Financials	—	100,796	—		100,796
Health Care	—	85,250	—		85,250
Industrials	—	100,355	—		100,355
Information Technology	—	164,289	4,413		168,702
Materials	—	118,896	—		118,896
Telecommunication Services	—	46,689	—		46,689
Utilities	—	89,793	—		89,793

Total Loan Participations & Assignments	—	1,503,026	8,249		1,511,275

Warrants
Consumer Discretionary	—	16,708	—		16,708
Industrials	—	—	—	(a)	—	(a)

Total Warrants	—	16,708	—	(a)	16,708

Short-Term Investments
Investment Companies	426,262	—	—		426,262

Total Investments in Securities	$531,575	$10,580,561	$240,347		$11,352,483

Depreciation in Other Financial Instruments
Swaps	$—	$(1,692)	$—		$(1,692)

(a)	Security has zero value.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

High Yield Fund	Balance as of 2/29/12		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/12
Investments in Securities
Asset-Backed Securities	$6,972		$—	$1	$13	$—		$(3)	$—	$—	$6,983
Common Stocks - Consumer Discretionary	5,453		—	374	—	453		(374)	—	—	5,906
Common Stocks - Consumer Staples	—	(a)	—	8,908	—	—		(8,908)	—	—	—	(a)
Common Stocks - Industrials	—		—	148	—	296		—	—	—	444
Common Stocks - Information Technology	—	(a)	—	—	—	—		—	—	—	—	(a)
Common Stock - Materials	1,187		—	(232)	—	—		—	—	—	955
Common Stock - Telecommunication Services	—	(a)	—	—	—	—		—	—	—	—	(a)
Convertible Bonds - Consumer Discretionary	—		—	—	—	3,054		—	—	—	3,054
Corporate Bonds - Consumer Discretionary	5,645		(4,232)	4,764	—	9,030		(3,506)	—	—	11,701
Corporate Bonds - Consumer Staples	1,353		—	(1,451)	—	98		—	—	—	—	(a)
Corporate Bonds - Financials	9,899		—	551	4	—		(532)	1,085	—	11,007
Corporate Bonds - Health Care	1,537		—	1	(1)	—		—	—	—	1,537
Corporate Bonds - Industrials	—		312	2,121	90	23,048		(5,925)	108,819	—	128,465
Corporate Bonds - Information Technology	16,643		—	—	—	—		—	—	(16,643)	—
Corporate Bonds - Materials	15,440		—	220	44	66		—	—	—	15,770
Corporate Bonds - Utilities	—		—	(2,017)	1	—		—	46,520	—	44,504
Loan Participations & Assignment - Consumer Discretionary	—		—	(10,650)	—	14,486		—	—	—	3,836
Loan Participations & Assignment - Information Technology	5,872		(22)	(330)	8	—		(1,115)	—	—	4,413
Preferred Stocks - Consumer Discretionary	645		—	(184)	—	—		—	—	—	461
Preferred Stocks - Consumer Staples	—	(a)	—	(8,908)	—	8,908		—	—	—	—	(a)
Preferred Stocks - Information Technology	—	(a)	—	—	—	—		—	—	—	—	(a)
Preferred Stocks - Materials	1,311		—	—	—	—		—	—	—	1,311
Warrants - Industrials	—		—	—	—	—	(a)	—	—	—	—	(a)

Total	$71,957		$(3,942)	$(6,684)	$159	$59,439		$(20,363)	$156,424	$(16,643)	$240,347

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Security has zero value.

Transfers into, or out of Level 3, are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(10,870,000).

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 5/31/2012		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$479,825		Market Comparable Companies	EBITDA Multiple (b)	5.4x - 6.904x (6.20x)
				Discount for lack of marketability (a)	20% - 30% (29.43%)
	5,452,806		Consensus Pricing	Offered Quotes Discount for lack of marketability (a)	$14 (N/A) 15% (N/A)
	1,388,800		Broker Bid	Equity Broker Bid	N/A
	444,240		Discounted Terms of Plan of Reorganization	Discount for lack of marketability (a)	25% (N/A)

Common Stock	7,765,671
	1,310,974		Discounted Cash Flow	Discount for lack of marketability (a)	15% (N/A)

	0	(c)	Market Comparable Companies	EBITDA Multiple (b)	5.4x - 5.82x (5.61x)

				Discount for lack of marketability (a)	30% (30%)
Preferred Stock	1,310,974
	19,862,774		Market Comparable Companies	EBITDA Multiple (b)	5.82x - 6.904x (6.56x)
				Discount for lack of marketability (a)	20% - 30% (26.47%)
				Probability of Default	86% (N/A)
Corporate Bond	19,862,774
	6,950,525		Discounted Cash Flow	Constant Prepayment Rate	14% (N/A)

Asset-Backed Securities	6,950,525
	0		Contingent Claim	Likelihood of Trigger Event	0% (N/A)

Equity Rights	0
	0		Discounted Terms of Plan of Reorganization	Issue Price vs. Strike Price	N/A

Warrants	0

#	The table above does not include level 3 securities deemed illiquid and valued by vendors or brokers or securities that are valued by broker quotes with unobservable inputs. At 5/31/12, the value of these securities is $29,727,890 and $174,729,166, respectively.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments
(b)	Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in Preferred Stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, projected cash flow discounted rates and prepayment rates may decrease (increase) the fair value measurement.

30

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 12.6%
2,715	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 4.460%, 01/25/34	2,293
1,230	AH Mortgage Advance Trust, Series SART-1, Class A1R, 2.230%, 05/10/43 (e)	1,230
	AmeriCredit Automobile Receivables Trust,
2,790	Series 2011-1, Class A3, 1.390%, 09/08/15	2,805
1,935	Series 2011-3, Class A3, 1.170%, 01/08/16	1,943
1,834	Ameriquest Mortgage Securities, Inc., Series 2003-7, Class M1, VAR, 1.514%, 08/25/33	1,657
	Amortizing Residential Collateral Trust,
91	Series 2002-BC4, Class A, VAR, 0.819%, 07/25/32	73
1,245	Series 2002-BC6, Class M1, VAR, 1.364%, 08/25/32	807
3,919	Series 2002-BC9, Class M1, VAR, 1.889%, 12/25/32	2,734
	Amresco Residential Securities Mortgage Loan Trust,
245	Series 1997-2, Class M1A, VAR, 0.794%, 06/25/27	227
1,175	Series 1998-1, Class M1A, VAR, 0.884%, 01/25/28	950
1,367	Series 1998-3, Class M1A, VAR, 0.869%, 09/25/28	1,038
1,018	Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M2, VAR, 2.864%, 12/15/33	680
	Bear Stearns Asset-Backed Securities Trust,
2,155	Series 2003-SD1, Class A, VAR, 0.689%, 12/25/33	1,796
9,348	Series 2005-CL1, Class M1, VAR, 0.869%, 09/25/34	961
2,800	Series 2005-HE1, Class M2, VAR, 1.069%, 01/25/35	2,241
897	BNC Mortgage Loan Trust, Series 2007-2, Class A2, VAR, 0.339%, 05/25/37	809
377	Centex Home Equity, Series 2002-A, Class MV1, VAR, 1.089%, 01/25/32	227
487	CitiFinancial Auto Issuance Trust, Series 2009-1, Class A3, 2.590%, 10/15/13 (e)	489
	Countrywide Asset-Backed Certificates,
194	Series 2002-1, Class A, VAR, 0.799%, 08/25/32	123
180	Series 2002-BC1, Class A, VAR, 0.899%, 04/25/32	97
225	Series 2002-BC2, Class A, VAR, 0.779%, 04/25/32	105
61	Series 2003-BC2, Class 2A1, VAR, 0.839%, 06/25/33	44
2,131	Series 2003-BC5, Class M1, VAR, 1.289%, 09/25/33	1,028
519	Series 2004-2, Class M4, VAR, 1.739%, 03/25/34	124
480	Series 2004-S1, Class M2, SUB, 5.084%, 02/25/35	388
	Countrywide Home Equity Loan Trust,
1,212	Series 2004-A, Class A, VAR, 0.459%, 04/15/30	896
867	Series 2005-E, Class 2A, VAR, 0.459%, 11/15/35	566
3,678	Series 2005-M, Class A1, VAR, 0.479%, 02/15/36	2,213
	First Franklin Mortgage Loan Asset- Backed Certificates,
197	Series 2002-FF1, Class M1, VAR, 1.289%, 04/25/32	101
1,204	Series 2002-FF4, Class M1, VAR, 1.814%, 02/25/33	390
580	Series 2003-FFH1, Class M2, VAR, 2.864%, 09/25/33	61
703	Series 2004-FF8, Class M4, VAR, 1.845%, 10/25/34	46
1,000	First NLC Trust, Series 2005-2, Class M1, VAR, 0.719%, 09/25/35	708
3,580	Fremont Home Loan Trust, Series 2005-C, Class M2, VAR, 0.729%, 07/25/35	2,253
552	Greenpoint Mortgage Funding Trust, Series 2005-HE3, Class A, VAR, 0.419%, 09/15/30	347
1,349	Harley-Davidson Motorcycle Trust, Series 2009-2, Class A4, 3.320%, 02/15/17	1,357
362	Irwin Home Equity Corp., Series 2004-1, Class 1A1, VAR, 0.879%, 12/25/24	202
38	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.000%, 05/25/28	38
349	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, VAR, 1.289%, 02/25/34	264
	Morgan Stanley ABS Capital I,
2,306	Series 2003-NC6, Class M1, VAR, 1.439%, 06/25/33	1,821
7,500	Series 2005-WMC4, Class M5, VAR, 1.214%, 04/25/35	4,600
314	New Century Home Equity Loan Trust, Series 2003-5, Class AII, VAR, 0.639%, 11/25/33	205

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
1,255		Option One Mortgage Loan Trust, Series 2002-4, Class M1, VAR, 1.139%, 07/25/32	1,036
		Park Place Securities, Inc.,
3,075		Series 2004-WHQ2, Class M2, VAR, 0.869%, 02/25/35	2,655
2,500		Series 2005-WHQ3, Class M2, VAR, 0.689%, 06/25/35	1,801
397		Residential Asset Mortgage Products, Inc., Series 2003-RS2, Class AII, VAR, 0.919%, 03/25/33	272
		Residential Asset Securities Corp.,
531		Series 2003-KS4, Class MI2, SUB, 5.010%, 06/25/33	114
76		Series 2005-EMX4, Class A2, VAR, 0.499%, 11/25/35	76
		Residential Funding Mortgage Securities II, Inc.,
506		Series 2001-HI2, Class AI7, SUB, 6.940%, 04/25/26	483
547		Series 2001-HI4, Class A7, SUB, 6.740%, 10/25/26	519
134		Series 2003-HS1, Class AII, VAR, 0.529%, 12/25/32	101
2,915		Santander Drive Auto Receivables Trust, Series 2010-1, Class A3, 1.840%, 11/17/14	2,935
168		Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, VAR, 0.939%, 04/25/33	140
168		Structured Asset Securities Corp., Series 2002-HF1, Class A, VAR, 0.819%, 01/25/33	133

		Total Asset-Backed Securities (Cost $76,087)	51,202

Collateralized Mortgage Obligations — 52.8%
		Agency CMO — 31.8%
783		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 1, Class S, IF, IO, 8.711%, 10/25/22	142
		Federal Home Loan Mortgage Corp. REMICS,
20		Series 1071, Class F, VAR, 1.200%, 04/15/21	20
30		Series 1343, Class LA, 8.000%, 08/15/22	35
26		Series 1370, Class JA, VAR, 1.400%, 09/15/22	26
22		Series 1379, Class W, VAR, 1.280%, 10/15/22	23
6		Series 1508, Class KA, VAR, 1.763%, 05/15/23	6
11		Series 1607, Class SA, HB, IF, 20.525%, 10/15/13	12
395		Series 1689, Class M, PO, 03/15/24	357
166		Series 1771, Class PK, 8.000%, 02/15/25	193
310		Series 1974, Class ZA, 7.000%, 07/15/27	360
54		Series 1981, Class Z, 6.000%, 05/15/27	60
–	(h)	Series 2006, Class I, IO, 8.000%, 10/15/12	—	(h)
210		Series 2033, Class PR, PO, 03/15/24	195
19		Series 2261, Class ZY, 7.500%, 10/15/30	23
7		Series 2289, Class NA, VAR, 11.499%, 05/15/20	8
110		Series 2338, Class FN, VAR, 0.739%, 08/15/28	110
210		Series 2416, Class SA, IF, 15.133%, 02/15/32	293
170		Series 2416, Class SH, IF, 15.522%, 02/17/32	237
48		Series 2477, Class FZ, VAR, 0.789%, 06/15/31	49
1,753		Series 2649, Class FK, VAR, 0.789%, 07/15/33 (m)	1,750
798		Series 2661, Class FG, VAR, 0.689%, 03/15/17	800
1,416		Series 3085, Class VS, HB, IF, 27.765%, 12/15/35	2,349
2,337		Series 3300, Class FA, VAR, 0.539%, 08/15/35 (m)	2,335
6,159		Series 3737, Class DG, 5.000%, 10/15/30	6,787
8,849		Series 3832, Class PL, 5.000%, 08/15/39	9,624
5,240		Series 3841, Class JF, VAR, 0.639%, 10/15/38	5,237
18,813		Series 3860, Class FP, VAR, 0.639%, 06/15/40	18,802
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
99		Series T-51, Class 1APO, PO, 09/25/42	85
1,426		Series T-54, Class 4A, VAR, 3.234%, 02/25/43	1,423
		Federal National Mortgage Association Grantor Trust,
716		Series 2001-T8, Class A1, 7.500%, 07/25/41	790
1,942		Series 2002-T6, Class A4, VAR, 3.210%, 03/25/41	1,999

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
		Federal National Mortgage Association REMICS,
29		Series 1988-15, Class B, VAR, 0.800%, 06/25/18	29
4		Series 1989-77, Class J, 8.750%, 11/25/19	5
1		Series 1989-89, Class H, 9.000%, 11/25/19	1
88		Series 1990-64, Class Z, 10.000%, 06/25/20	103
209		Series 1990-145, Class A, VAR, 1.117%, 12/25/20 (m)	212
120		Series 1991-142, Class PL, 8.000%, 10/25/21	138
136		Series 1991-156, Class F, VAR, 1.550%, 11/25/21	139
–	(h)	Series 1992-91, Class SQ, HB, IF, 9,260.000%, 05/25/22	92
265		Series 1992-112, Class GB, 7.000%, 07/25/22	301
7		Series 1992-154, Class SA, IF, IO, 5.400%, 08/25/22	1
107		Series 1992-200, Class FK, VAR, 2.463%, 11/25/22	112
116		Series 1993-27, Class S, IF, 9.376%, 02/25/23	139
237		Series 1993-110, Class H, 6.500%, 05/25/23	275
27		Series 1993-119, Class H, 6.500%, 07/25/23	30
231		Series 1993-146, Class E, PO, 05/25/23	211
103		Series 1993-165, Class FH, VAR, 1.400%, 09/25/23	106
499		Series 1993-179, Class FM, VAR, 2.413%, 10/25/23	519
68		Series 1997-74, Class E, 7.500%, 10/20/27	80
1,180		Series 2001-9, Class F, VAR, 0.489%, 02/17/31	1,179
294		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	60
1,250		Series 2002-77, Class FY, VAR, 0.639%, 12/25/17	1,257
2,108		Series 2003-17, Class FN, VAR, 0.539%, 03/25/18 (m)	2,117
100		Series 2003-21, Class FK, VAR, 0.639%, 03/25/33	100
542		Series 2003-34, Class BS, IF, IO, 7.411%, 05/25/22	7
2,043		Series 2004-17, Class BF, VAR, 0.589%, 01/25/34	2,044
3,996		Series 2006-3, Class SB, IF, IO, 6.461%, 07/25/35	545
14,876		Series 2006-124, Class FC, VAR, 0.589%, 01/25/37	14,860
748		Series 2007-2, Class FA, VAR, 0.439%, 02/25/37	745
15,481		Series 2010-42, Class PD, 4.500%, 07/25/39	16,152
69		Series G92-44, Class ZQ, 8.000%, 07/25/22	78
1,275		Series G94-9, Class PJ, 6.500%, 08/17/24	1,442
		Federal National Mortgage Association STRIPS,
1,768		Series 343, Class 23, IO, 4.000%, 10/01/18	117
2,533		Series 343, Class 27, IO, 4.500%, 01/01/19	196
		Federal National Mortgage Association Whole Loan,
441		Series 2003-W1, Class 2A, VAR, 7.051%, 12/25/42	518
2,473		Series 2003-W15, Class 3A, VAR, 3.889%, 12/25/42 (m)	2,617
2,250		Series 2003-W4, Class 5A, VAR, 3.324%, 10/25/42 (m)	2,410
279		Series 2004-W2, Class 1A3F, VAR, 0.589%, 02/25/44	277
1,139		Series 2004-W2, Class 4A, VAR, 3.074%, 02/25/44	1,176
2,192		Series 2009-W1, Class A, 6.000%, 12/25/49	2,518
		Government National Mortgage Association,
880		Series 1999-27, Class ZA, 7.500%, 04/17/29	943
24		Series 2000-35, Class F, VAR, 0.789%, 12/16/25	24
558		Series 2002-31, Class FC, VAR, 0.489%, 09/26/21	558
1,274		Series 2003-21, Class PI, IO, 5.500%, 06/20/32	56
9,407		Series 2003-59, Class XA, IO, VAR, 0.960%, 06/16/34	170
9,084		Series 2010-166, Class GP, 3.000%, 04/20/39	9,534
10,000		Series 2012-61, Class FM, VAR, 0.695%, 05/16/42	9,991
814		NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.600%, 10/29/20	823

			129,137

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — 21.0%
1,799	Banc of America Alternative Loan Trust, Series 2004-8, Class 3A1, 5.500%, 09/25/19	1,823
	Banc of America Funding Corp.,
1,219	Series 2005-E, Class 5A1, VAR, 3.271%, 05/20/35	1,107
1,823	Series 2006-1, Class 2A1, 5.500%, 01/25/36	1,738
	Banc of America Mortgage Securities, Inc.,
30	Series 2003-5, Class 2A8, VAR, 0.689%, 07/25/18	27
2,235	Series 2004-D, Class 2A2, VAR, 3.117%, 05/25/34	2,042
1,023	Series 2005-10, Class 1A13, 5.500%, 11/25/35	1,012
1,370	Series 2005-A, Class 3A1, VAR, 2.990%, 02/25/35	1,126
811	Bear Stearns Asset-Backed Securities Trust, Series 2004-AC6, Class M1, VAR, 0.909%, 11/25/34	436
415	Chase Mortgage Finance Corp., Series 2003-S7, Class A4, VAR, 0.639%, 08/25/18	379
94	Citicorp Mortgage Securities, Inc., Series 1988-17, Class A1, VAR, 1.880%, 11/25/18	94
25	Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	23
	Countrywide Alternative Loan Trust,
1,400	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	1,433
1,700	Series 2004-33, Class 3A3, VAR, 2.705%, 12/25/34	857
614	Series 2004-J4, Class 1A6, SUB, 4.900%, 06/25/34	622
	Countrywide Home Loan Mortgage Pass- Through Trust,
648	Series 2002-38, Class A1, 5.000%, 02/25/18	668
950	Series 2003-21, Class A1, VAR, 3.030%, 05/25/33	939
547	Series 2004-HYB8, Class 1A1, VAR, 0.590%, 01/20/35	445
698	Series 2005-1, Class 1A2, VAR, 0.589%, 03/25/35	95
	CS First Boston Mortgage Securities Corp.,
2,182	Series 2003-AR24, Class 2A4, VAR, 2.711%, 10/25/33	2,007
1,701	Series 2004-5, Class 4A1, 6.000%, 09/25/34	1,749
883	Series 2004-AR3, Class 6M1, VAR, 1.339%, 04/25/34	812
628	Series 2005-5, Class 1A1, 5.000%, 07/25/20	641
1,387	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2005-1, Class 2A1, VAR, 5.610%, 02/25/20	1,432
	First Horizon Alternative Mortgage Securities,
116	Series 2005-AA7, Class 1A2, VAR, 2.567%, 09/25/35	1
1,085	Series 2005-FA10, Class 2A1, 5.250%, 12/25/20	1,059
	First Horizon Asset Securities, Inc.,
1,895	Series 2004-AR6, Class 2A1, VAR, 2.628%, 12/25/34	1,773
199	Series 2004-AR7, Class 2A1, VAR, 2.616%, 02/25/35	193
543	Series 2005-6, Class 1A1, 5.500%, 11/25/35	548
	First Republic Mortgage Loan Trust,
128	Series 2000-FRB1, Class B1, VAR, 0.739%, 06/25/30	98
669	Series 2000-FRB2, Class A1, VAR, 0.739%, 11/15/30	622
3,745	GSAA Home Equity Trust, Series 2004- CW1, Class 1A1, 5.500%, 04/01/34	3,873
2,278	GSR Mortgage Loan Trust, Series 2004- 10F, Class 7A1, 5.500%, 09/25/34	2,323
	Impac CMB Trust,
779	Series 2004-3, Class 3A, VAR, 0.879%, 03/25/34	663
557	Series 2004-6, Class 1A2, VAR, 1.019%, 10/25/34	441
2,239	Series 2005-5, Class A1, VAR, 0.879%, 08/25/35	1,548
1,864	Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 3.170%, 03/25/37	1,267
	JPMorgan Mortgage Trust,
393	Series 2003-A1, Class 1A1, VAR, 2.359%, 10/25/33	400
281	Series 2005-A2, Class 5A1, VAR, 4.282%, 04/25/35	281
	MASTR Adjustable Rate Mortgages Trust,
1,838	Series 2003-5, Class 5A1, VAR, 2.389%, 10/25/33	1,830
71	Series 2004-7, Class 6A1, VAR, 0.679%, 08/25/34	71

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,266	Series 2004-13, Class 2A1, VAR, 2.634%, 04/21/34	1,244
3,220	Series 2004-13, Class 3A7B, VAR, 2.200%, 11/21/34	3,117
347	MASTR Seasoned Securities Trust, Series 2003-1, Class 3A2, VAR, 0.639%, 02/25/33	313
	Mellon Residential Funding Corp.,
978	Series 2001-TBC1, Class B1, VAR, 1.119%, 11/15/31	792
212	Series 2002-TBC1, Class B1, VAR, 1.239%, 09/15/30	164
106	Series 2002-TBC1, Class B2, VAR, 1.639%, 09/15/30	80
629	Series 2002-TBC2, Class B1, VAR, 1.089%, 08/15/32	470
157	Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	174
	MLCC Mortgage Investors, Inc.,
977	Series 2004-1, Class 2A3, VAR, 2.330%, 12/25/34	902
1,707	Series 2004-D, Class A1, VAR, 0.899%, 09/25/29	1,588
	Morgan Stanley Dean Witter Capital I,
656	Series 2003-HYB1, Class A4, VAR, 1.983%, 03/25/33	571
455	Series 2003-HYB1, Class B1, VAR, 1.983%, 03/25/33	266
	Morgan Stanley Mortgage Loan Trust,
785	Series 2004-5AR, Class 3A3, VAR, 2.599%, 07/25/34	491
4,424	Series 2004-5AR, Class 3A5, VAR, 2.599%, 07/25/34	3,860
1,949	Series 2004-11AR, Class 1A2A, VAR, 0.549%, 01/25/35	1,652
	Nomura Asset Acceptance Corp.,
353	Series 2003-A3, Class A1, SUB, 5.500%, 08/25/33	350
101	Series 2004-AR1, Class 5A1, VAR, 0.999%, 08/25/34	85
2,075	Series 2004-R3, Class AF, VAR, 0.689%, 02/25/35 (e)	1,637
40	Series 2005-AR1, Class 2A1, VAR, 0.519%, 02/25/35	38
1,838	Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 7.065%, 10/25/32	1,825
1,042	Residential Accredit Loans, Inc., Series 2003-QS16, Class A1, 5.000%, 08/25/18	1,064
	Residential Funding Mortgage Securities I, Inc.
1,658	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	1,673
4,500	Series 2005-SA2, Class 2A2, VAR, 3.233%, 06/25/35	3,627
1,286	Series 2006-SA4, Class 2A1, VAR, 3.733%, 11/25/36	907
5	Securitized Asset Sales, Inc., Series 1993-7, Class TA3, 6.250%, 12/25/23	6
	Sequoia Mortgage Trust,
170	Series 11, Class A, VAR, 1.140%, 12/20/32	151
345	Series 2003-3, Class A2, VAR, 1.085%, 07/20/33	316
3,109	Series 2004-11, Class A2, VAR, 1.055%, 12/20/34	2,709
	Structured Asset Mortgage Investments, Inc.,
1,747	Series 2002-AR2, Class A3, VAR, 0.990%, 07/19/32	1,251
265	Series 2004-AR1, Class 1A1, VAR, 0.940%, 03/19/34	232
	Structured Asset Securities Corp.,
631	Series 2003-8, Class 2A9, VAR, 0.739%, 04/25/33	614
1,908	Series 2003-40A, Class 4A, VAR, 2.670%, 01/25/34	1,703
	WaMu Mortgage Pass-Through Certificates,
1,534	Series 2004-AR11, Class A, VAR, 2.493%, 10/25/34	1,474
3,575	Series 2004-AR3, Class A1, VAR, 2.588%, 06/25/34	3,556
	Wells Fargo Mortgage-Backed Securities Trust,
420	Series 2003-F, Class A1, VAR, 4.866%, 06/25/33	418
1,243	Series 2003-K, Class 1A2, VAR, 4.438%, 11/25/33	1,262
1,113	Series 2004-2, Class A1, 5.000%, 01/25/19	1,139
645	Series 2004-H, Class A2, VAR, 2.653%, 06/25/34	633
1,390	Series 2005-16, Class A16, 5.750%, 01/25/36	1,391
1,184	Series 2005-AR16, Class 3A2, VAR, 2.637%, 03/25/35	1,149
658	Series 2006-17, Class A1, 5.500%, 11/25/21	661

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,451	Series 2007-3, Class 3A1, 5.500%, 04/25/22	1,505

		85,558

	Total Collateralized Mortgage Obligations (Cost $223,224)	214,695

Commercial Mortgage-Backed Securities — 2.7%
2,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5, VAR, 4.857%, 07/10/43	2,173
	Bayview Commercial Asset Trust,
736	Series 2004-3, Class A2, VAR, 0.659%, 01/25/35 (e)	550
2,586	Series 2005-2A, Class A2, VAR, 0.589%, 08/25/35 (e)	1,837
517	Series 2005-2A, Class M1, VAR, 0.669%, 08/25/35 (e)	290
1,568	Series 2007-2A, Class A2, VAR, 0.559%, 07/25/37 (e)	503
780	Series 2007-2A, Class M4, VAR, 0.889%, 07/25/37 (e)	53
2,296	Series 2007-3, Class A2, VAR, 0.529%, 07/25/37 (e)	1,058
2,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, VAR, 5.204%, 10/15/44	2,205
2,324	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	2,352

	Total Commercial Mortgage-Backed Securities (Cost $15,131)	11,021

Mortgage Pass-Through Securities — 14.2%
	Federal Home Loan Mortgage Corp.,
102	ARM, 2.082%, 07/01/19	108
18	ARM, 2.095%, 12/01/21	19
98	ARM, 2.175%, 01/01/27	103
15	ARM, 2.250%, 06/01/26 (m)	15
31	ARM, 2.275%, 06/01/22	31
667	ARM, 2.277%, 01/01/23	707
63	ARM, 2.320%, 12/01/26	67
1,092	ARM, 2.333%, 04/01/32	1,158
29	ARM, 2.340%, 10/01/29	30
56	ARM, 2.352%, 04/01/30	59
237	ARM, 2.353%, 12/01/27 (m)	251
306	ARM, 2.368%, 08/01/27	326
422	ARM, 2.380%, 07/01/30 (m)	446
96	ARM, 2.388%, 07/01/28	102
29	ARM, 2.405%, 11/01/27	29
110	ARM, 2.406%, 02/01/23	113
73	ARM, 2.429%, 05/01/18 - 12/01/29	78
259	ARM, 2.442%, 12/01/26	276
404	ARM, 2.593%, 01/01/23 (m)	431
64	ARM, 2.647%, 04/01/24	68
17	ARM, 2.877%, 06/01/25	17
87	ARM, 2.910%, 01/01/30	92
30	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 8.000%, 06/01/17	33
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
11	7.500%, 05/01/28	13
44	8.500%, 07/01/28	55
24	9.000%, 02/01/25	29
	Federal National Mortgage Association,
14	ARM, 1.625%, 03/01/17	14
16	ARM, 1.827%, 06/01/18	16
267	ARM, 1.874%, 11/01/18	277
49	ARM, 1.875%, 04/01/21	51
67	ARM, 1.893%, 12/01/20	69
128	ARM, 1.932%, 07/01/20 (m)	130
23	ARM, 1.997%, 04/01/24	24
38	ARM, 2.025%, 05/01/30	38
1,030	ARM, 2.094%, 05/01/33	1,079
47	ARM, 2.126%, 05/01/18	47
12	ARM, 2.230%, 07/01/25	13
17	ARM, 2.247%, 11/01/21	17
12	ARM, 2.283%, 05/01/29	13
87	ARM, 2.320%, 01/01/31(m)	92
50	ARM, 2.325%, 05/01/31	50
62	ARM, 2.333%, 06/01/26	65
356	ARM, 2.340%, 09/01/33	379
153	ARM, 2.415%, 09/01/19	163
26	ARM, 2.418%, 03/01/38	28
765	ARM, 2.465%, 01/01/25	818
24	ARM, 2.470%, 12/01/26	26
60	ARM, 2.472%, 11/01/23	61
195	ARM, 2.546%, 08/01/26	210
83	ARM, 2.582%, 03/01/29	89
156	ARM, 2.686%, 12/01/28	159
91	ARM, 2.997%, 07/01/27	97
90	ARM, 3.448%, 11/01/30	93

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
65		ARM, 3.788%, 03/01/15	65
340		ARM, 4.216%, 02/01/34	360
8		ARM, 4.340%, 05/01/20	8
68		ARM, 6.000%, 01/01/20	71
–	(h)	Federal National Mortgage Association, 10	—	(h)
		Year, Single Family, 4.500%, 01/01/13
		Federal National Mortgage Association, 15 Year, Single Family,
13,113		4.000%, 02/01/25	13,934
4		6.000%, 08/01/14	4
113		7.000%, 03/01/16 (m)	114
9,094		Federal National Mortgage Association, 20 Year, Single Family, 5.000%, 10/01/23	9,898
		Federal National Mortgage Association, 30 Year, FHA/VA,
27		7.000%, 03/01/27	31
23		8.000%, 11/01/27	28
26		8.500%, 10/01/24	26
12		9.000%, 08/01/25	12
		Federal National Mortgage Association, 30 Year, Single Family,
5,635		5.000%, 12/01/39	6,291
5,471		5.500%, 08/01/40	5,997
3,724		6.000%, 04/01/39	4,139
34		7.250%, 09/01/22	39
157		7.500%, 06/01/23 - 10/01/30	179
9		8.500%, 08/01/17	9
		Federal National Mortgage Association, Other,
26		6.500%, 04/01/16	28
60		12.000%, 11/01/30	67
		Government National Mortgage Association II, 30 Year, Single Family,
59		7.250%, 08/20/22 - 11/20/22	67
71		7.400%, 10/20/21 - 03/20/22	81
22		7.500%, 10/20/23	26
22		7.850%, 12/20/21	23
76		8.000%, 07/20/25 - 08/20/26	92
6,236		Government National Mortgage Association, 15 Year, Single Family, 4.500%, 10/15/24	6,757
		Government National Mortgage Association, 30 Year, Single Family,
57		7.000%, 06/15/24	67
28		8.000%, 10/15/27	35
28		9.000%, 11/15/24	31
179		9.500%, 07/15/25	196

		Total Mortgage Pass-Through Securities (Cost $55,197)	57,449

SHARES
Short-Term Investment — 17.6%
		Investment Company — 17.6%
71,615		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $71,615)	71,615

		Total Investments — 99.9% (Cost $441,254)	405,982
		Other Assets in Excess of Liabilities — 0.1%	350

		NET ASSETS — 100.0%	$406,332

Percentages indicated are based on net assets.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2012.
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2012.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of May 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign exchange currency contracts.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,042
Aggregate gross unrealized depreciation	(41,314)

Net unrealized appreciation/depreciation	$(35,272)

Federal income tax cost of investments	$441,254

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. SECURITY VALUATIONS—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors or (the “Board”) third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. The Fund’s Administrator (“JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, the Fund’s Investment Advisor (“JPMIM”), Legal and Compliance, Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing and at least a quarterly basis with the VC and Board, as applicable. The appropriateness of fair values are assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at May 31, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset Backed Securities	$—	$51,202	$—	$51,202
Collateralized Mortgage Obligations
Agency CMO	—	128,314	823	129,137
Non-Agency CMO	—	85,558	—	85,558

Total Collateralized Mortgage Obligations	—	213,872	823	214,695

Commercial Mortgage-Backed Securities	—	11,021	—	11,021
Mortgage Pass-Through Securities	—	57,449	—	57,449
Short-Term Investment
Investment Company	71,615	—	—	71,615

Total Investments in Securities	$71,615	$333,544	$823	$405,982

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Limited Duration Bond Fund	Balance as of 2/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/12
Investments in Securities
Asset-Backed Securities	$748	$—	$—	$—	$—	$—	$—	$(748)	$—
Collateralized Mortgage Obligations
Agency CMO	—	—	(2)	—	—	(35)	860	—	823
Corporate Bonds - Financials	1,644	(4,579)	4,675	—	—	(1,740)	—	—	—

Total	$2,392	$(4,579)	$4,673	$—	$—	$(1,775)	$860	$(748)	$823

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, or out of Level 3, are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(2,000).

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Certificates of Deposit — 37.9%
	ABN Amro Bank N.V.,
12,500	0.425%, 06/18/12	12,500
52,000	0.440%, 07/06/12 (n)	51,978
52,000	0.480%, 08/10/12	52,000
	Australia & New Zealand Banking Group Ltd.,
17,000	0.410%, 08/01/12	17,000
6,000	0.530%, 07/30/12	6,001
10,000	0.610%, 06/21/12	10,000
	Bank of Montreal,
33,000	0.160%, 06/18/12	33,000
52,000	0.160%, 06/19/12	52,000
51,000	0.160%, 06/22/12	51,000
24,000	0.180%, 08/07/12	24,000
	Bank of Nova Scotia,
200,000	0.150%, 07/02/12	200,000
53,000	0.319%, 07/02/12	53,000
78,700	0.329%, 06/26/12	78,700
25,000	0.370%, 09/05/12	25,000
24,000	0.420%, 07/10/12	24,000
20,000	0.450%, 06/22/12	20,000
40,000	0.500%, 06/19/12	40,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
52,000	0.200%, 06/28/12	52,000
9,000	0.510%, 11/01/12	9,000
3,000	0.520%, 09/06/12	3,000
10,000	0.520%, 09/07/12	10,000
70,250	0.520%, 09/20/12	70,250
11,000	0.520%, 09/28/12	11,000
100,000	0.530%, 08/31/12	100,000
13,000	0.550%, 08/14/12	13,000
20,000	0.550%, 08/31/12	20,000
83,000	0.600%, 07/26/12	83,000
17,000	0.610%, 07/23/12	17,000
	Barclays Bank plc,
52,300	0.420%, 08/22/12	52,300
18,000	0.450%, 08/01/12	18,000
21,000	0.450%, 08/13/12	21,000
55,000	0.550%, 07/17/12	55,000
	Branch Banking & Trust Co.,
21,000	0.200%, 08/10/12	21,000
27,000	Canadian Imperial Bank of Commerce, 0.160%, 06/18/12	27,000
	Credit Suisse,
48,000	0.280%, 08/03/12	48,000
47,000	0.310%, 06/18/12	47,000
49,000	0.310%, 07/05/12	49,000
92,000	0.320%, 06/21/12	92,000
	Deutsche Bank AG,
77,000	0.474%, 06/15/12	77,000
32,000	0.500%, 08/30/12	32,000
	DNB Bank ASA,
40,000	0.250%, 07/20/12	40,000
62,000	0.260%, 07/06/12	62,000
24,000	0.270%, 07/12/12	24,000
26,000	0.330%, 07/20/12	26,000
25,000	0.400%, 06/19/12	25,000
	DZ Bank AG,
16,000	0.350%, 06/29/12	16,000
20,000	0.380%, 06/22/12	20,000
20,000	0.400%, 06/18/12	20,000
20,000	FMS Wertmanagement AoR, 0.550%, 10/17/12 (n)	19,958
	HSBC Bank plc,
62,000	0.370%, 11/01/12	62,000
27,000	0.380%, 10/10/12	27,000
24,000	0.400%, 07/12/12	24,000
12,000	0.520%, 07/09/12	12,000
11,000	0.550%, 07/06/12	11,000
	ING Bank N.V.,
5,000	0.470%, 07/13/12	5,000
48,000	0.480%, 06/18/12	48,000
130,000	0.480%, 06/22/12	130,000
	Landesbank Hessen-Thueringen Girozentrale,
32,000	0.240%, 06/06/12	32,000
27,000	0.240%, 06/12/12	27,000
49,000	Lloyds TSB Bank plc, 0.200%, 06/06/12	49,000
	Mitsubishi UFJ Trust & Banking Corp.,
10,000	0.220%, 07/06/12	10,000
10,000	0.520%, 09/21/12	10,000
22,000	0.520%, 10/03/12	22,000
14,000	0.520%, 11/13/12	14,000
11,000	0.530%, 09/04/12	11,000
16,000	0.530%, 10/01/12	16,000
26,000	0.530%, 11/09/12	26,000
13,000	0.560%, 08/23/12	13,000
5,000	0.570%, 08/24/12	5,000
	Mizuho Corporate Bank Ltd.,
55,000	0.200%, 07/03/12	55,000
17,000	0.340%, 08/10/12	17,000
10,000	0.360%, 06/07/12	10,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Certificates of Deposit — Continued
41,000	0.410%, 07/20/12 (n)	40,977
100,000	0.415%, 07/23/12 (n)	99,940
13,000	0.420%, 07/26/12 (n)	12,992
16,000	0.420%, 07/27/12 (n)	15,990
50,000	0.420%, 07/31/12 (n)	49,965
	National Australia Bank Ltd.,
50,000	VAR, 0.289%, 06/16/12	50,000
55,000	0.339%, 06/11/12	55,000
20,000	0.370%, 08/14/12	20,000
20,000	0.380%, 08/15/12	20,000
53,000	0.460%, 07/09/12	53,000
105,000	National Bank of Canada, 0.180%, 07/27/12	105,000
	Nordea Bank Finland plc,
54,000	0.385%, 10/05/12	54,001
26,000	0.390%, 10/04/12	26,000
	Norinchukin Bank Ltd.,
13,000	0.180%, 06/22/12	13,000
10,000	0.180%, 06/29/12	10,000
77,000	0.200%, 06/15/12	77,000
27,000	0.250%, 06/29/12	27,000
105,000	0.400%, 08/13/12	105,000
25,000	0.420%, 08/13/12	25,000
	Rabobank Nederland N.V.,
70,000	0.566%, 07/20/12	70,000
53,000	0.569%, 07/05/12	53,000
84,000	0.680%, 08/01/12	84,000
9,000	Royal Bank of Canada, 0.510%, 11/28/12	9,000
83,000	Royal Bank of Scotland, 0.210%, 06/07/12	83,000
15,000	Shizuoka Bank, 0.260%, 07/09/12	15,000
50,000	State Street Bank and Trust Co., 0.150%, 06/22/12	50,000
	Sumitomo Mitsui Banking Corp.,
9,000	0.490%, 08/27/12	9,000
22,000	0.490%, 11/13/12	22,000
23,000	0.500%, 09/21/12	23,000
23,000	0.510%, 08/20/12	23,000
38,000	0.510%, 08/24/12	38,000
50,000	0.530%, 08/03/12	50,000
63,000	0.610%, 07/19/12	63,000
24,000	0.680%, 07/09/12	24,000
	Sumitomo Trust & Banking Co., Ltd.,
10,000	0.220%, 06/29/12	10,000
10,000	0.220%, 06/29/12 (n)	9,998
7,000	0.220%, 07/02/12	7,000
17,000	0.400%, 08/10/12 (n)	16,987
10,000	0.405%, 07/20/12 (n)	9,995
8,000	0.410%, 08/03/12 (n)	7,994
10,000	0.420%, 07/19/12 (n)	9,994
	Svenska Handelsbanken AB,
50,500	0.300%, 06/01/12	50,500
32,000	0.385%, 10/18/12	32,001
7,800	0.390%, 10/03/12	7,800
10,000	0.390%, 10/04/12	10,000
27,000	0.400%, 10/05/12	27,000
26,000	0.430%, 09/27/12	26,000
81,000	Toronto Dominion Bank (The), 0.180%, 07/26/12	81,000
26,000	UBS AG, 0.180%, 06/07/12	26,000

	Total Certificates of Deposit (Cost $4,374,821)	4,374,821

Commercial Paper — 23.7% (n)
60,000	ABN Amro Funding USA LLC, 0.410%, 07/05/12 (e) (m)	59,977
4,000	Alpine Securitization Corp., 0.300%, 07/10/12 (e)	3,999
27,000	Argento Variable Funding Co. LLC, 0.340%, 06/20/12 (e)	26,995
20,000	Aspen Funding Corp., 0.521%, 08/28/12 (e)	19,975
	Atlantis One Funding Corp.,
6,000	0.582%, 09/04/12 (e)	5,991
50,000	0.582%, 08/16/12 (e)	49,939
37,000	0.613%, 01/04/13 (e)	36,864
	Barclays Bank plc,
11,000	0.451%, 08/01/12 (e)	10,991
23,500	0.451%, 08/22/12 (e)	23,476
11,000	Barclays US Funding Corp., 0.451%, 08/01/12	10,992
15,700	Bryant Park Funding LLC, 0.150%, 06/01/12 (e)	15,700
25,000	CAFCO LLC, 0.310%, 06/06/12 (e)	24,999
	Caisse d’Amortissement de la Dette Sociale,
30,000	1.005%, 09/13/12 (e)	29,913
61,000	1.096%, 09/06/12 (e)	60,821
66,000	1.278%, 08/01/12 (e)	65,858
50,000	Cancara Asset Securitisation LLC, 0.250%, 06/01/12 (e)	50,000
	Commonwealth Bank of Australia,
20,000	0.269%, 06/09/12 (e)	19,998
15,000	0.289%, 06/03/12 (e)	15,000
24,000	0.289%, 06/14/12 (e)	24,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Paper — Continued
46,000	0.290%, 06/23/12 (e)	46,000
29,000	0.496%, 07/12/12 (e)	28,984
24,000	0.642%, 06/18/12 (e)	23,993
12,000	CRC Funding LLC, 0.350%, 06/20/12 (e)	11,998
10,000	DBS Bank Ltd., 0.572%, 08/02/12 (e)	9,990
	Deutsche Bank Financial LLC,
76,000	0.170%, 06/06/12	75,998
20,000	0.370%, 06/08/12	19,998
19,000	0.380%, 06/01/12	19,000
23,000	0.501%, 08/29/12	22,972
	Erste Abwicklungsanstalt,
5,000	0.612%, 10/04/12 (e)	4,989
20,000	0.854%, 07/23/12 (e)	19,975
60,000	0.854%, 08/06/12 (e)	59,907
	General Electric Capital Corp.,
25,000	0.300%, 08/15/12	24,984
16,000	0.300%, 08/31/12	15,988
10,000	0.341%, 10/29/12	9,986
35,000	0.351%, 08/14/12	34,975
13,000	0.351%, 10/01/12 (n)	12,984
51,000	General Electric Co., 0.170%, 06/12/12	50,997
	Govco LLC,
10,000	0.310%, 06/06/12 (e)	10,000
15,000	0.350%, 06/20/12 (e)	14,997
11,000	0.370%, 07/03/12 (e)	10,996
	HSBC Bank plc,
26,000	0.626%, 08/08/12 (e)	26,000
26,000	0.646%, 08/04/12 (e)	26,000
	Kells Funding LLC,
55,000	0.616%, 07/27/12 (e)	55,000
16,000	0.682%, 08/20/12	15,976
5,000	0.682%, 08/23/12	4,992
7,000	0.693%, 09/07/12	6,987
60,000	0.703%, 08/22/12	59,904
18,000	0.718%, 07/30/12	17,979
75,000	0.723%, 07/20/12	74,927
	KfW,
5,000	0.220%, 06/20/12 (e)	5,000
5,000	0.230%, 06/26/12 (e)	4,999
	Macquarie Bank Ltd.,
11,000	0.400%, 06/18/12 (e)	10,998
10,000	0.400%, 06/11/12 (e)	9,999
	MetLife Short Term Funding LLC,
17,100	0.401%, 10/22/12 (e)	17,073
5,000	0.401%, 11/06/12 (e)	4,991
22,849	0.431%, 10/02/12 (e)	22,816
10,000	0.431%, 10/03/12 (e)	9,985
20,000	0.431%, 10/09/12 (e)	19,969
5,000	0.441%, 09/04/12 (e)	4,994
3,500	0.471%, 08/20/12 (e)	3,496
	Mizuho Funding LLC,
85,000	0.200%, 07/02/12 (e)	84,985
5,000	0.360%, 06/06/12 (e)	5,000
	Mont Blanc Capital Corp.,
2,000	0.451%, 07/09/12 (e)	1,999
10,000	0.471%, 06/18/12 (e)	9,998
	National Australia Funding Delaware, Inc.,
38,000	0.293%, 06/27/12 (e)	38,000
25,000	0.351%, 09/27/12 (e)	24,972
20,000	0.461%, 07/09/12 (e)	19,990
	Nordea North America, Inc.,
32,000	0.341%, 11/02/12	31,953
18,000	0.391%, 09/28/12	17,977
	NRW.BANK,
76,100	0.243%, 06/15/12 (e)	76,093
41,000	0.250%, 07/11/12 (e)	40,989
25,000	0.250%, 08/02/12 (e)	24,989
26,000	0.255%, 07/09/12 (e)	25,993
20,200	0.270%, 07/24/12 (e)	20,192
76,000	0.300%, 06/05/12 (e)	75,997
	Oversea-Chinese Banking Corp. Ltd.,
10,000	0.280%, 09/04/12	9,993
7,000	0.300%, 08/17/12	6,995
	Rabobank USA Financial Corp.,
15,000	0.572%, 08/29/12	14,979
10,000	0.582%, 09/07/12	9,984
63,000	0.682%, 07/25/12	62,936
	Royal Park Investments Funding Corp.,
32,000	0.851%, 06/12/12	31,992
6,000	0.851%, 06/13/12	5,998
25,000	Straight-A Funding LLC, 0.180%, 08/03/12	24,992
	Sumitomo Mitsui Banking Corp.,
77,000	0.170%, 06/29/12 (e)	76,990
36,000	0.496%, 09/06/12 (e)	35,952
30,000	Suncorp-Metway Ltd., 0.310%, 06/06/12 (e)	29,999
40,000	Svenska Handelsbanken, Inc., 0.441%, 09/21/12 (e)	39,945

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Paper — Continued
	Swedbank AB,
30,000	0.290%, 06/08/12	29,998
10,000	0.290%, 06/13/12	9,999
10,000	Thames Asset Global Securitization No. 1, Inc., 0.340%, 06/01/12 (e)	10,000
3,000	Toyota Credit De Puerto Rico Corp., 0.501%, 07/16/12	2,998
	Toyota Motor Credit Corp.,
10,000	0.401%, 09/25/12	9,987
8,000	0.401%, 10/01/12	7,989
10,000	0.401%, 10/10/12	9,985
8,000	0.401%, 10/17/12	7,988
32,000	0.401%, 10/31/12	31,946
	UOB Funding LLC,
16,000	0.310%, 08/13/12	15,990
25,000	0.330%, 06/18/12	24,996
68,000	0.340%, 06/15/12	67,991
	Westpac Banking Corp.,
50,000	0.289%, 06/03/12 (e)	50,000
54,000	0.290%, 06/20/12 (e)	54,000
41,800	0.290%, 06/18/12 (e)	41,800
5,000	0.401%, 08/06/12 (e)	4,996
16,000	0.501%, 07/02/12 (e)	15,993

	Total Commercial Paper (Cost $2,733,822)	2,733,822

Corporate Notes — 2.1%
Financials — 2.1%
	Commercial Banks — 1.3%
35,000	Australia & New Zealand Banking Group Ltd., VAR, 0.379%, 06/15/12 (e)	35,000
	Bank of America N.A.
49,000	0.230%, 06/07/12	49,000
55,000	0.240%, 06/21/12	55,000
11,500	U.S. Bank N.A., 0.160%, 06/22/12	11,500
8,000	Wells Fargo & Co., 5.250%, 10/23/12	8,152

		158,652

	Insurance — 0.8%
	Metropolitan Life Global Funding I
35,000	VAR, 0.589%, 07/10/12 (e)	35,000
47,000	VAR, 0.624%, 06/12/12 (e)	47,000
8,000	New York Life Global Funding, VAR, 0.501%, 06/29/12 (e)	8,000

		90,000

	Total Corporate Notes (Cost $248,652)	248,652

Foreign Government Securities — 0.2%
	Export Development Canada
5,000	0.300%, 03/01/13 (e)	5,000
15,000	0.300%, 03/07/13 (e)	15,000

	Total Foreign Government Securities (Cost $20,000)	20,000

Repurchase Agreements — 21.7%
50,000	Barclays Capital, Inc., 0.160%, dated 05/31/12, due 06/06/12, repurchase price $50,001, collateralized by U.S. Treasury Securities, 0.250%, due 03/31/14, with a value of $51,000.	50,000
50,000	Barclays Capital, Inc., 0.180%, dated 05/31/12, due 06/01/12, repurchase price $50,000, collateralized by Federal Farm Credit Banks, 2.000% - 4.875%, due 12/16/15 - 12/15/16, and U.S. Treasury Securities, 0.250%, due 03/31/14, with a value of $51,000.	50,000
200,000	Barclays Capital, Inc., 0.180%, dated 05/31/12, due 06/07/12, repurchase price $200,007, collateralized by Federal Home Loan Mortgage Corporation, 0.000% - 1.000%, due 05/16/13 - 8/27/14, Federal Home Loan Banks, 3.500% - 3.780%, due 06/22/21 - 03/12/32, and Federal Farm Credit Banks, 0.000% - 4.000%, due 09/06/13 - 12/05/31, with a value of $204,000.	200,000
65,000	Barclays Capital, Inc., 0.670%, dated 05/31/12, due 07/03/12, repurchase price $65,040, collateralized by Corporate Notes and Bonds, 0.000% - 5.955%, due 06/15/32 - 05/20/41, and U.S. Treasury Securities, 4.500%, due 05/15/38, with a value of $68,245. (i)	65,000
55,000	Barclays Capital, Inc., 0.670%, dated 05/31/12, due 07/03/12, repurchase price $55,034, collateralized by Corporate Notes and Bonds, 0.000% - 2.206%, due 03/18/16 - 04/25/34, and U.S. Treasury Securities, 4.500%, due 05/15/38, with a value of $57,749. (i)	55,000
80,000	Credit Suisse First Boston USA, Inc., 0.870%, dated 05/31/12, due 08/17/12, repurchase price $80,151, collateralized by Corporate Notes and Bonds, 0.559% - 5.718%, due 3/25/36 - 06/25/50, with a value of $84,002. (i)	80,000
175,000	Credit Suisse First Boston USA, Inc., 0.870%, dated 05/31/12, due 08/07/12, repurchase price $175,288, collateralized by Corporate Notes and Bonds, 0.000% - 8.000%, due 12/25/16 - 07/25/57, with a value of $183,753. (i)	175,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Repurchase Agreements — Continued
40,000	Credit Suisse First Boston USA, Inc., 0.900%, dated 05/31/12, due 06/05/12, repurchase price $40,005, collateralized by Corporate Notes and Bonds, 0.000% - 7.500%, due 01/25/24 - 06/25/50, with a value of $42,003.	40,000
132,773	Deutsche Bank Securities, Inc., 0.220%, dated 05/31/12, due 06/01/12, repurchase price $132,774, collateralized by Federal National Mortgage Association, 3.500% - 5.500%, due 12/01/26 - 05/01/42, with a value of $135,428.	132,773
40,000	Deutsche Bank Securities, Inc., 0.570%, dated 05/31/12, due 08/20/12, repurchase price $40,051, collateralized by Corporate Notes and Bonds, 0.000% - 11.250%, due 06/01/13 - 02/25/52, and Municipal Debt Securities, 5.125%, due 01/01/17, with a value of $42,000. (i)	40,000
100,000	Goldman Sachs & Co., 0.210%, dated 05/31/12, due 06/06/12, repurchase price $100,004, collateralized by Federal National Mortgage Association, 4.000% - 4.500%, due 06/01/41 - 3/01/42, and Federal Home Loan Mortgage Corporation, 3.000%, due 03/01/27, with a value of $102,000.	100,000
20,000	Merrill Lynch PFS, Inc., 0.370%, dated 05/31/12, due 06/01/12, repurchase price $20,000, collateralized by Federal National Mortgage Association, 3.500%, due 05/01/42, with a value of $20,400.	20,000
275,000	Merrill Lynch PFS, Inc., 0.670%, dated 05/31/12, due 06/01/12, repurchase price $275,005, collateralized by Corporate Notes and Bonds, 0.000% - 10.000%, due 06/25/16 - 02/12/51, with a value of $288,750.	275,000
500,000	Morgan Stanley & Co. LLC, 0.210%, dated 05/31/12, due 06/01/12, repurchase price $500,003, collateralized by Federal National Mortgage Association, 2.722% - 4.500%, due 05/01/27- 05/01/42, with a value of $515,000.	500,000
221,000	RBS Securities Inc., 0.470%, dated 05/31/12, due 06/01/12, repurchase price $221,003, collateralized by Federal National Mortgage Association, 3.500% - 5.000%, due 02/01/32 - 01/01/42, with a value of $225,425.	221,000
500,000	UBS Securities LLC, 0.210%, dated 05/31/12, due 06/01/12, repurchase price $500,003, collateralized by Federal National Mortgage Association, 4.500% - 5.500%, due 12/01/38 - 10/01/41, and Federal Home Loan Mortgage Corporation, 3.500% -4.000%, due 05/01/26 -05/01/42, with a value of $510,000.	500,000

	Total Repurchase Agreements (Cost $2,503,773)	2,503,773

Time Deposits — 3.1%
75,000	Bank of Nova Scotia, 0.170%, 06/01/12	75,000
97,000	Citibank N.A., 0.170%, 06/06/12	97,000
100,000	Natixis, 0.200%, 06/01/12	100,000
83,000	Royal Bank of Scotland plc, 0.210%, 06/07/12	83,000

	Total Time Deposits (Cost $355,000)	355,000

U.S. Government Agency Securities — 8.6%
16,000	Federal Farm Credit Bank, 0.210%, 10/03/12	15,999
	Federal Home Loan Bank,
42,000	0.180%, 08/15/12	41,998
23,000	0.200%, 09/14/12	22,999
20,000	0.200%, 10/03/12	19,998
5,500	0.200%, 02/15/13	5,499
8,000	0.200%, 02/25/13	7,998
24,000	0.200%, 02/27/13	23,996
26,200	0.200%, 03/05/13	26,196
32,000	0.210%, 03/01/13	31,997
29,000	0.230%, 08/13/12	29,000
12,800	0.230%, 04/17/13	12,798
27,200	VAR, 0.265%, 08/04/12	27,190
50,000	VAR, 0.380%, 06/01/12	49,993
	Federal Home Loan Mortgage Corp.,
52,000	DN, 0.120%, 09/25/12 (n)	51,980
40,000	VAR, 0.189%, 06/04/12	39,986
48,000	VAR, 0.350%, 06/01/12	47,991
157,000	VAR, 0.370%, 06/01/12	156,943
	Federal National Mortgage Association,
7,000	0.500%, 10/30/12	7,007
14,000	1.125%, 07/30/12	14,019
60,000	DN, 0.100%, 09/17/12 (n)	59,982
71,200	DN, 0.190%, 10/01/12 (n)	71,154
25,000	VAR, 0.199%, 06/03/12	24,986
50,000	VAR, 0.260%, 06/23/12	49,997

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Government Agency Securities — Continued
50,000	VAR, 0.269%, 06/28/12	49,994
76,000	VAR, 0.360%, 06/01/12	75,993
33,000	VAR, 0.390%, 06/01/12	32,998

	Total U.S. Government Agency Securities (Cost $998,691)	998,691

U.S. Treasury Obligations — 2.5%
	U.S. Treasury Notes — 2.5%
22,000	0.375%, 09/30/12	22,015
10,100	0.625%, 04/30/13	10,139
21,000	0.750%, 03/31/13	21,095
32,000	1.375%, 09/15/12	32,112
25,000	1.375%, 01/15/13	25,184
26,000	1.375%, 02/15/13	26,209
30,400	1.375%, 03/15/13	30,680
47,300	1.375%, 05/15/13	47,825
43,400	1.750%, 04/15/13	43,978
25,000	2.750%, 02/28/13	25,474

		284,711

	Total U.S. Treasury Obligations (Cost $284,711)	284,711

Weekly Demand Note — 0.3%
	Michigan — 0.3%
35,000	Michigan Finance Authority, Unemployment Obligation Assessment, Rev., VRDO, LOC: Citibank N.A., 0.200%, 06/07/12 (Cost $35,000)	35,000
	Total Investments — 100.1% (Cost $11,554,470) *	11,554,470
	Liabilities in Excess of Other Assets — (0.1)%	(6,123)

	NET ASSETS — 100.0%	$11,548,347

Percentages indicated are based on net assets.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:
DN	—	Discount Notes
LOC	—	Letter of Credit
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2012.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$11,554,470	$—	$11,554,470

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 104.4%
	Arizona — 2.3%
	Other Revenue — 1.1%
1,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/23	1,149

	Utility — 1.2%
1,000	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 01/01/23	1,168

	Total Arizona	2,317

	California — 1.3%
	Water & Sewer — 1.3%
1,000	San Diego Public Facilities Financing Authority, Series B, Rev., 5.500%, 05/15/23	1,231

	Indiana — 1.2%
	Other Revenue — 1.2%
1,000	Indiana Finance Authority, Wastewater Systems, First Lien, Series A, Rev., 5.250%, 10/01/31	1,159

	Michigan — 94.5%
	Certificate of Participation/Lease — 3.5%
1,800	City of Detroit, Wayne County Stadium Authority, Rev., COP, NATL-RE, FGIC, 5.500%, 02/01/17	1,805
1,500	Michigan Strategic Fund, House of Representatives Facilities, Series A, Rev., COP, AGC, 5.250%, 10/15/20	1,710

		3,515

	Education — 2.9%
1,670	Oakland University, Rev., AMBAC, 5.250%, 05/15/19	1,810
1,000	Western Michigan University, Rev., NATL-RE, 5.000%, 11/15/19	1,048

		2,858

	General Obligation — 29.4%
2,000	Ann Arbor Public School District, GO, Q-SBLF, 5.000%, 05/01/21	2,484
1,675	Charles Stewart Mott Community College, Community College Facilities, GO, NATL-RE, 5.000%, 05/01/20	1,825
1,000	City of Dearborn School District, GO, NATL-RE, FGIC, Q-SBLF, 5.000%, 05/01/18	1,161
	City of Jackson, Capital Appreciation, Downtown Development,
1,710	GO, AGM, Zero Coupon, 06/01/17	1,434
2,060	GO, AGM, Zero Coupon, 06/01/18	1,646
1,075	East Grand Rapids Public School District, GO, AGM, Q-SBLF, 5.000%, 05/01/18	1,162
1,000	Ecorse Public School District, GO, AGM, Q-SBLF, 5.250%, 05/01/20	1,097
1,515	Healthsource Saginaw, Inc., GO, NATL-RE, 5.000%, 05/01/20	1,682
1,250	Hudsonville Public Schools, School Building & Site, GO, Q-SBLF, 5.250%, 05/01/25	1,486
1,620	Jackson Public Schools, School Building & Site, GO, AGM, Q-SBLF, 5.000%, 05/01/18	1,751
	Lowell Area Schools, Capital Appreciation,
5,000	GO, NATL-RE, FGIC, Q-SBLF, Zero Coupon, 05/01/14	4,894
1,425	GO, NATL-RE, FGIC, Q-SBLF, Zero Coupon, 05/01/16	1,334
1,210	Newaygo Public Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/22	1,349
1,910	Pinckney Community Schools, GO, AGM, Q-SBLF, 5.000%, 05/01/19	2,063
1,935	South Lyon Community Schools, Series II, GO, NATL-RE, FGIC, Q-SBLF, 5.000%, 05/01/21	2,108
1,500	South Redford School District, School Building & Site, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/21	1,634

		29,110

	Hospital — 5.9%
	Chelsea Economic Development Corp., United Methodist Retirement,
1,075	Rev., 5.400%, 11/15/18	1,076
2,000	Rev., 5.400%, 11/15/27	2,001
1,030	Michigan State Hospital Finance Authority, Oakwood Obligation Group, Series A, Rev., 5.000%, 07/15/17	1,185
1,500	Michigan State Hospital Finance Authority, Sparrow Obligation Group, Rev., NATL-RE, 5.000%, 11/15/19	1,594

		5,856

	Housing — 2.6%
	Michigan State Housing Development Authority, Weston, Limited Obligation,
590	Series A, Rev., GNMA COLL, 4.100%, 12/20/15	617
1,880	Series A, Rev., GNMA COLL, 4.600%, 12/20/25	1,943

		2,560

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 12.2%
	Lansing Board of Water & Light Utility Systems,
1,000	Series A, Rev., 5.000%, 07/01/26	1,161
1,000	Series A, Rev., 5.500%, 07/01/41	1,167
1,000	Michigan Finance Authority, Trinity Health Group, Rev., 5.000%, 12/01/31	1,122
1,055	Michigan Municipal Bond Authority, Local Government Lien Program, Series 4-A, Rev., AMBAC, 5.000%, 05/01/16	1,121
1,500	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Rev., VAR, 1.000%, 05/30/18	1,501
2,185	Michigan State Trunk Line, Rev., 5.000%, 11/15/30	2,529
2,920	Michigan University, Rev., 5.000%, 04/01/17	3,498

		12,099

	Prerefunded — 11.3%
	Michigan State Hospital Finance Authority, Mercy Health Services,
855	Series R, Rev., AMBAC, 5.375%, 06/01/12 (p)	855
3,245	Series U, Rev., 5.625%, 06/01/12 (p)	3,245
6,875	Series W, Rev., AGM, 5.250%, 06/01/12 (m) (p)	6,875
220	Tawas City Hospital Finance Authority, St. Joseph, Series A, Rev., RADIAN-IBCC, 5.600%, 02/15/13 (p)	224

		11,199

	Special Tax — 6.4%
	State of Michigan Comprehensive Transportation,
3,130	Rev., AGM, 5.250%, 05/15/18	3,821
2,000	Rev., AGM, 5.250%, 05/15/21	2,488

		6,309

	Transportation — 1.3%
1,000	Michigan State Trunk Line, Rev., AGM, 5.250%, 11/01/20	1,272

	Utility — 1.5%
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Series BB, Rev., AMBAC, 7.000%, 05/01/21	1,533

	Water & Sewer — 17.5%
5,000	City of Detroit, Sewer Disposal System, Capital Appreciation, Series A, Rev., NATL-RE, FGIC, Zero Coupon, 07/01/13	4,883
3,000	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., AGM, 5.000%, 07/01/17	3,348
1,670	City of Grand Rapids, Sanitation Sewer System, Rev., 5.000%, 01/01/23	2,065
5,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/24	5,955
1,000	North Kent Sewer Authority, Rev., NATL-RE, 5.000%, 11/01/19	1,134

		17,385

	Total Michigan	93,696

	New York — 1.7%
	Industrial Development Revenue/Pollution Control Revenue — 1.7%
1,425	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.250%, 02/15/27	1,720

	Texas — 1.7%
	Water & Sewer — 1.7%
1,500	City of San Antonio, Rev., NATL-RE, 5.000%, 05/15/20	1,674

	Washington — 1.7%
	Water & Sewer — 1.7%
1,500	City of Seattle, Water Systems, Rev., NATL-RE, 5.000%, 09/01/22	1,697

	Total Municipal Bonds (Cost $96,234)	103,494

	Total Investments — 104.4% (Cost $96,234)	103,494
	Liabilities in Excess of Other Assets — (4.4)%	(4,353)

	NET ASSETS — 100.0%	$99,141

Percentages indicated are based on net assets.

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
COLL	—	Collateral
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBCC	—	Insured Bond Custodial Certificate
NATL	—	Insured by National Public Finance Guarantee Corp.
Q-SBLF	—	Qualified School Bond Loan Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

*	Filed for bankruptcy on November 8, 2010.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,260
Aggregate gross unrealized depreciation	—
Net unrealized appreciation/depreciation	$7,260

Federal income tax cost of investments	$96,234

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$103,494	$—	$103,494

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Daily Demand Notes — 17.4%
	Michigan — 17.4%
1,710	Farmington Hills Hospital Finance Authority, Botsford Obligated, Series A, Rev., VRDO, LOC: U.S Bank N.A., 0.220%, 06/01/12	1,710
2,720	Michigan State Hospital Finance Authority, Crittenton Hospital, Series A, Rev., VRDO, LOC: Comerica Bank, 0.220%, 06/01/12	2,720
7,645	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 0.270%, 06/01/12	7,645
	Michigan State Housing Development Authority, Rental Housing,
5,065	Series A, Rev., VRDO, AMT, AGM, LIQ: Fortis Bank S.A., 0.380%, 06/01/12	5,065
1,530	Series A, Rev., VRDO, AMT, AGM, LOC: Fortis Bank S.A., 0.380%, 06/01/12	1,530
1,375	Series C, Rev., VRDO, AMT, AGM, LIQ: Fortis Bank S.A., 0.380%, 06/01/12	1,375
700	University of Michigan, General, Series B, Rev., VRDO, 0.150%, 06/01/12	700
	University of Michigan, Hospital,
2,210	Series A, Rev., VRDO, 0.170%, 06/01/12	2,210
3,000	Series A-2, Rev., VRDO, 0.170%, 06/01/12	3,000

	Total Daily Demand Notes (Cost $25,955)	25,955

Municipal Bond — 2.7%
	Michigan — 2.7%
4,000	Michigan Finance Authority, Series C-1, Rev., 2.000%, 08/20/12 (Cost $4,012)	4,012

Weekly Demand Notes — 73.8%
	Massachusetts — 1.9%
2,800	Massachusetts State Municipal Securities Trust Receipts, Series SGC-51, Class A, GO, VRDO, AMBAC, LIQ: Societe Generale, LOC: Societe Generale, 0.270%, 06/07/12	2,800

	Michigan — 71.9%
	Austin Trust,
1,575	Series 2007-1009, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.350%, 06/07/12 (m)	1,575
830	Series 2008-1096, GO, VRDO, NATL-RE, Q-SBLF, LIQ: Bank of America N.A., 0.310%, 06/07/12	830
1,000	City of Grand Rapids, Clipper Belt Lacer Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.490%, 06/07/12	1,000
	Detroit City School District,
3,685	Series ROCS-RR-II-R-11784, GO, VRDO, AGM, Q-SBLF, LIQ: Citibank N.A., 0.360%, 06/07/12	3,685
8,700	Series ROCS-RR-II-R-12251, GO, VRDO, BHAC-CR, AGM-CR, FGIC, Q-SBLF, LIQ: Citibank N.A., 0.330%, 06/07/12	8,700
	Deutsche Bank Spears/Lifers Trust Various States,
385	Series DB-302, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.240%, 06/07/12	385
4,540	Series DBE-711, Rev., VRDO, LIQ: Deutsche Bank National Trust Co., 0.240%, 06/07/12	4,540
7,430	Series DBE-1010, Rev., VRDO, LIQ: Deutsche Bank AG, 0.250%, 06/07/12	7,430
3,995	Holt Public Schools, GO, VRDO, Q-SBLF, 0.270%, 06/07/12	3,995
1,935	Jackson County Economic Development Corp., Melling Tool Co. Project, Rev., VRDO, LOC: Comerica Bank, 0.280%, 06/07/12	1,935
500	Lakeview School District, Calhoun, School Building & Site, Series B, GO, VRDO, Q-SBLF, LOC: Landesbank Schleswig- Holstein, 0.270%, 06/07/12	500
6,525	Michigan Higher Education Facilities Authority, Law School Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.150%, 06/07/12	6,525
6,100	Michigan State Hospital Finance Authority, Ascension Health, Series F-8, Rev., VRDO, 0.270%, 12/27/12 (i)	6,100
3,900	Michigan State Housing Development Authority, Canterbury Housing, Limited Obligation, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/07/12	3,900
700	Michigan State Housing Development Authority, Multi-Family Housing, Series C, Rev., VRDO, AMT, 0.180%, 06/07/12	700

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Michigan — Continued
4,090	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, LIQ: FHLMC, 0.190%, 06/07/12	4,090
300	Michigan State Housing Development Authority, Multi-Family Housing, Parks of Taylor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.190%, 06/07/12	300
1,000	Michigan State Housing Development Authority, Non AMT, Non ACE, Series D, Rev., VRDO, LIQ: FHLMC, 0.160%, 06/07/12	1,000
	Michigan State Housing Development Authority, Rental Housing,
1,490	Series C, Rev., VRDO, AMT, LIQ: Bank of Nova Scotia, 0.190%, 06/07/12	1,490
425	Series D, Rev., VRDO, AMT, LIQ: Bank of Nova Scotia, 0.180%, 06/07/12	425
	Michigan State Housing Development Authority, Single Family Housing,
6,180	Series B, Rev., VRDO, AMT, LIQ: FHLMC, 0.180%, 06/07/12	6,180
2,925	Series C, Rev., VRDO, 0.180%, 06/07/12	2,925
2,000	Series D, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.190%, 06/07/12	2,000
800	Michigan Strategic Fund, Artex Label & Graphics, Rev., VRDO, LOC: U.S. Bank N.A., 0.380%, 06/07/12	800
1,400	Michigan Strategic Fund, B&C Leasing LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.490%, 06/07/12	1,400
1,000	Michigan Strategic Fund, Bayloff Properties LLC Project, Rev., VRDO, LOC: First of America Bank, 0.370%, 06/07/12	1,000
2,010	Michigan Strategic Fund, Enovateit LLC Project, Rev., VRDO, LOC: Comerica Bank, 0.230%, 06/07/12	2,010
970	Michigan Strategic Fund, Merchants LLC Project, Rev., VRDO, LOC: PNC Bank N.A., 0.290%, 06/07/12	970
910	Michigan Strategic Fund, Printing System, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.280%, 06/07/12	910
1,720	Michigan Strategic Fund, Southwest Ventures Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.330%, 06/07/12	1,720
2,400	Michigan Strategic Fund, Sur-Flow Plastics, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.280%, 06/07/12	2,400
500	Michigan Strategic Fund, Transnav Technologies, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.490%, 06/07/12	500
1,110	Michigan Strategic Fund, Ultraform Industries, Inc. Project, Rev., VRDO, LOC: National City Bank, 0.320%, 06/07/12 (p)	1,110
1,000	Michigan Strategic Fund, Wedgwood Christian Services Project, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/07/12	1,000
3,260	Milan Area Schools, GO, VRDO, Q-SBLF, LIQ: Landesbank Hessen-Thuringen, 0.270%, 06/07/12	3,260
1,630	Oakland County EDC, A&M Label Project, Rev., VRDO, LOC: PNC Bank N.A., 0.290%, 06/07/12	1,630
2,300	Oakland County EDC, Exhibit Enterprises, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.280%, 06/07/12	2,300
3,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-4700, Rev., VRDO, LIQ: Bank of America N.A., 0.240%, 06/07/12	3,000
	RBC Municipal Products, Inc. Trust, Floater Certificates,
4,420	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.210%, 06/07/12	4,420
5,950	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.210%, 06/07/12	5,950
375	Saline Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 0.270%, 06/07/12	375
2,050	Wells Fargo Stage Trust, Floater Certificates, Series 33C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 06/07/12 (e)	2,050

		107,015

	Total Weekly Demand Notes (Cost $109,815)	109,815

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — 6.0%
5,000	BlackRock MuniYield Michigan Quality Fund II, Inc., LIQ: Citibank N.A., 0.320%, 06/07/12 # (e)	5,000
4,000	BlackRock MuniYield Michigan Quality Fund, Inc., LIQ: Citibank N.A., 0.320%, 06/07/12 # (e)	4,000

	Total Variable Rate Demand Preferred Shares (Cost $9,000)	9,000

	Total Investments — 99.9% (Cost $148,782) *	148,782

	Other Assets in Excess of Liabilities — 0.1%	89

	NET ASSETS — 100.0%	$148,871

Percentages indicated are based on net assets.

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ACE	—	Adjusted Current Earnings
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. †
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CR	—	Custodial Receipts
EDC	—	Economic Development Corp.
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2012.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded data, next put date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.
†	—	Filed for bankruptcy on November 8, 2010.

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$148,782	$—	$148,782

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 2.8%
1,059	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.419%, 04/25/36	901
	AH Mortgage Advance Trust,
2,766	Series SART-1, Class A1R, 2.230%, 05/10/43 (e)	2,767
7,667	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	7,682
3,201	Series SART-2, Class A1, 3.270%, 09/15/43 (e)	3,223
1,000	Series SART-2, Class B1, 6.900%, 09/15/43 (e)	1,025
2,824	Series SART-3, Class 1A1, 2.980%, 03/13/43 (e)	2,830
5,119	Series SART-3, Class 1A2, 3.720f%, 03/13/44 (e)	5,132
204	Arch Bay Asset-Backed Securities, Series 2010-2, Class A, VAR, 4.125%, 04/25/57 (e)	203
	Asset-Backed Funding Certificates,
1,742	Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	1,726
2,300	Series 2005-WF1, Class A2C, VAR, 0.549%, 12/25/34	2,108
331	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.609%, 04/25/36	271
	Chase Funding Mortgage Loan Asset- Backed Certificates,
2,275	Series 2002-3, Class 1A5, SUB, 5.407%, 06/25/32	2,225
1,262	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	1,213
1,321	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,238
	Citigroup Mortgage Loan Trust, Inc.,
259	Series 2003-HE3, Class A, VAR, 0.619%, 12/25/33	229
1,644	Series 2004-HE1, Class A, VAR, 0.569%, 09/25/33 (e)	1,527
2,225	Series 2011-5, Class 1A1, VAR, 0.429%, 02/25/46 (e) (f) (i)	2,042
753	Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	754
122	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 4.569%, 01/25/36	66
324	Federal National Mortgage Association Whole Loan, Series 2001-W4, Class AF6, SUB, 5.610%, 01/25/32	353
152	First Franklin Mortgage Loan Asset- Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.339%, 12/25/36	144
3,490	Fortress Opportunities Residential Transaction, Series 2011-1A, Class A1, VAR, 7.211%, 10/25/47 (e)	3,508
	Freedom Trust,
903	Series 2011-1, Class A13, VAR, 0.398%, 11/30/37 (e) (f) (i)	867
1,799	Series 2011-2, Class A11, VAR, 3.966%, 08/01/46 (e)	1,786
	HSBC Home Equity Loan Trust,
395	Series 2005-2, Class A1, VAR, 0.510%, 01/20/35	369
525	Series 2006-1, Class A1, VAR, 0.400%, 01/20/36	482
381	Series 2006-2, Class A1, VAR, 0.390%, 03/20/36	359
587	Series 2007-1, Class AS, VAR, 0.440%, 03/20/36	539
1,547	Series 2007-3, Class APT, VAR, 1.440%, 11/20/36	1,450
313	Indymac Residential Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.439%, 03/25/36	175
2,955	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.589%, 07/25/34 (e)	2,841
	Long Beach Mortgage Loan Trust,
2,200	Series 2004-1, Class M1, VAR, 0.989%, 02/25/34	1,711
347	Series 2006-8, Class 2A2, VAR, 0.329%, 09/25/36	100
573	Series 2006-WL2, Class 2A3, VAR, 0.439%, 01/25/36	463
	Madison Avenue Manufactured Housing Contract,
179,760	Series 2002-A, Class IO, IO, 0.300%, 03/25/32	1,758
1,684	Series 2002-A, Class M2, VAR, 2.489%, 03/25/32	1,549
	Mid-State Trust,
1,653	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	1,718
712	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	730
1,279	NCUA Guaranteed Notes, Series 2010-A1, Class A, VAR, 0.589%, 12/07/20	1,284
700	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.273%, 11/25/33	722

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
675		Newcastle Investment Trust, Series 2011- MH1, Class A, 2.450%, 12/10/33 (e)	682
2,330		Park Place Securities, Inc., Series 2004- MCW1, Class M1, VAR, 0.864%, 10/25/34	2,211
1,764		PennyMac Loan Trust, Series 2011-NPL1, Class A, VAR, 5.250%, 09/25/51 (e) (f) (i)	1,767
		Real Estate Asset Trust,
451		Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (f) (i)	451
646		Series 2012-1A, Class A1, VAR, 4.950%, 02/25/32 (e) (f) (i)	645
429		Series 2012-1A, Class A2, VAR, 7.140%, 02/25/32 (e) (f) (i)	429
500		Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	204
		Residential Asset Mortgage Products, Inc.,
878		Series 2004-RS6, Class AI4, VAR, 5.457%, 05/25/32	873
280		Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	265
3,192		Series 2004-RS11, Class M1, VAR, 0.859%, 11/25/34	3,001
1,200		Series 2005-EFC5, Class A3, VAR, 0.579%, 10/25/35	1,036
4,000		Series 2006-RZ1, Class A3, VAR, 0.539%, 03/25/36	3,435
1,428		Residential Asset Securities Corp., Series 2005-KS9, Class A3, VAR, 0.609%, 10/25/35	1,378
2,351		Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (f) (i)	2,350
279		Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	237
1,085		Saxon Asset Securities Trust, Series 2003- 1, Class AF6, SUB, 4.795%, 06/25/33	1,085
3,286		Stanwich Mortgage Loan Trust, Series 2012-NPL3, Class A, 4.213%, 06/15/42 (e)	3,286
970		Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.509%, 06/25/35	924
		Structured Asset Securities Corp.,
688		Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	698
621		Series 2002-AL1, Class A2, 3.450%, 02/25/32	568
2,026		Series 2002-AL1, Class A3, 3.450%, 02/25/32	1,831
11,382		Volt LLC, Series 2012-1A, Class A1, SUB, 4.949%, 04/25/17 (e) (f) (i)	11,382

		Total Asset-Backed Securities (Cost $99,393)	98,808

Collateralized Mortgage Obligations — 56.5%
		Agency CMO — 39.0%
		Federal Home Loan Bank,
1,441		Series 9M-2012, Class A, 4.720%, 09/20/12	1,457
1,708		Series 2000-1067, Class 1, 5.300%, 06/15/12	1,709
		Federal Home Loan Mortgage Corp. REMICS,
22		Series 11, Class D, 9.500%, 07/15/19	23
14		Series 22, Class C, 9.500%, 04/15/20	15
20		Series 23, Class F, 9.600%, 04/15/20	22
11		Series 30, Class D, 9.500%, 02/15/20	12
–	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	1
6		Series 47, Class F, 10.000%, 06/15/20	7
66		Series 77, Class H, 8.500%, 09/15/20	74
2		Series 81, Class A, 8.125%, 11/15/20	3
6		Series 84, Class F, 9.200%, 10/15/20	7
7		Series 99, Class Z, 9.500%, 01/15/21	7
–	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	—	(h)
–	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	1
–	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	1
–	(h)	Series 204, Class E, HB, IF, 1,838.732%, 05/15/23	8
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	2
4		Series 1065, Class J, 9.000%, 04/15/21	5
7		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	14
–	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	1
4		Series 1084, Class F, VAR, 1.200%, 05/15/21	4
3		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	6
6		Series 1133, Class H, 7.000%, 09/15/21	7
17		Series 1144, Class KB, 8.500%, 09/15/21	20
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
–	(h)	Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	7

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
43	Series 1343, Class LA, 8.000%, 08/15/22	51
21	Series 1343, Class LB, 7.500%, 08/15/22	26
70	Series 1374, Class Z, 7.000%, 10/15/22	81
20	Series 1395, Class G, 6.000%, 10/15/22	22
177	Series 1401, Class J, 7.000%, 10/15/22	201
257	Series 1466, Class PZ, 7.500%, 02/15/23	296
7	Series 1470, Class F, VAR, 2.163%, 02/15/23	7
8	Series 1505, Class QB, HB, IF, 20.183%, 05/15/23	13
75	Series 1518, Class G, IF, 8.809%, 05/15/23	86
60	Series 1526, Class L, 6.500%, 06/15/23	62
8	Series 1540, Class IA, 7.000%, 06/15/13	8
82	Series 1541, Class O, VAR, 1.250%, 07/15/23	83
766	Series 1552, Class IA, IF, 17.658%, 08/15/23	1,087
20	Series 1570, Class F, VAR, 2.663%, 08/15/23	21
49	Series 1570, Class SA, HB, IF, 22.314%, 08/15/23	78
210	Series 1578, Class K, 6.900%, 09/15/23	239
24	Series 1578, Class V, IO, 7.000%, 09/15/23	5
473	Series 1591, Class PV, 6.250%, 10/15/23	492
41	Series 1596, Class D, 6.500%, 10/15/13	42
15	Series 1602, Class SA, HB, IF, 21.937%, 10/15/23	28
113	Series 1609, Class LG, IF, 16.792%, 11/15/23	132
608	Series 1628, Class LZ, 6.500%, 12/15/23	680
560	Series 1638, Class H, 6.500%, 12/15/23	633
686	Series 1644, Class K, 6.750%, 12/15/23	698
733	Series 1658, Class GZ, 7.000%, 01/15/24	860
6	Series 1671, Class QC, IF, 10.000%, 02/15/24	8
299	Series 1677, Class Z, 7.500%, 07/15/23	346
10	Series 1686, Class SH, IF, 18.675%, 02/15/24	16
16	Series 1688, Class W, 7.250%, 03/15/14	16
267	Series 1695, Class EB, 7.000%, 03/15/24	307
35	Series 1699, Class FC, VAR, 0.850%, 03/15/24	35
49	Series 1745, Class D, 7.500%, 08/15/24	57
1,045	Series 1760, Class ZD, VAR, 1.500%, 02/15/24	1,074
113	Series 1798, Class F, 5.000%, 05/15/23	123
7	Series 1807, Class G, 9.000%, 10/15/20	8
969	Series 1813, Class I, PO, 11/15/23	906
3,744	Series 1813, Class J, IF, IO, 5.750%, 11/15/23	487
214	Series 1829, Class ZB, 6.500%, 03/15/26	241
6	Series 1844, Class E, 6.500%, 10/15/13	6
377	Series 1863, Class Z, 6.500%, 07/15/26	424
6	Series 1865, Class D, PO, 02/15/24	4
114	Series 1899, Class ZE, 8.000%, 09/15/26	134
100	Series 1963, Class Z, 7.500%, 01/15/27	118
34	Series 1985, Class PR, IO, 8.000%, 07/15/27	8
47	Series 1987, Class PE, 7.500%, 09/15/27	55
3	Series 2025, Class PE, 6.300%, 01/15/13	3
398	Series 2033, Class J, 5.600%, 06/15/23	436
22	Series 2033, Class SN, HB, IF, 26.208%, 03/15/24	15
29	Series 2038, Class PN, IO, 7.000%, 03/15/28	5
246	Series 2040, Class PE, 7.500%, 03/15/28	289
32	Series 2042, Class T, 7.000%, 03/15/28	38
29	Series 2055, Class OE, 6.500%, 05/15/13	29
104	Series 2060, Class Z, 6.500%, 05/15/28	119
260	Series 2061, Class DC, IO, 6.500%, 06/15/28	50
20,293	Series 2065, Class PX, IO, 0.750%, 08/17/27	545
647	Series 2075, Class PH, 6.500%, 08/15/28	741
124	Series 2086, Class GB, 6.000%, 09/15/28	126
45	Series 2089, Class PJ, IO, 7.000%, 10/15/28	8
157	Series 2102, Class TC, 6.000%, 12/15/13 (m)	161
105	Series 2102, Class TU, 6.000%, 12/15/13 (m)	108
487	Series 2110, Class PG, 6.000%, 01/15/29	525
485	Series 2111, Class SB, IF, IO, 7.261%, 01/15/29	98
98	Series 2115, Class PE, 6.000%, 01/15/14	101
168	Series 2125, Class JZ, 6.000%, 02/15/29	175
381	Series 2130, Class QS, 6.000%, 03/15/29	425
72	Series 2132, Class SB, HB, IF, 29.515%, 03/15/29	131
108	Series 2132, Class ZL, 6.500%, 03/15/29	117
4	Series 2135, Class UK, IO, 6.500%, 03/15/14	—	(h)
15	Series 2141, Class IO, IO, 7.000%, 04/15/29	3
38	Series 2163, Class PC, IO, 7.500%, 06/15/29	8

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
83	Series 2178, Class PB, 7.000%, 08/15/29	96
124	Series 2201, Class C, 8.000%, 11/15/29	147
405	Series 2209, Class TC, 8.000%, 01/15/30	502
214	Series 2210, Class Z, 8.000%, 01/15/30	257
81	Series 2224, Class CB, 8.000%, 03/15/30	97
48	Series 2247, Class Z, 7.500%, 08/15/30	56
280	Series 2254, Class Z, 9.000%, 09/15/30	333
232	Series 2256, Class MC, 7.250%, 09/15/30	272
368	Series 2259, Class ZM, 7.000%, 10/15/30	431
403	Series 2271, Class PC, 7.250%, 12/15/30	473
297	Series 2283, Class K, 6.500%, 12/15/23	332
106	Series 2296, Class PD, 7.000%, 03/15/31	124
59	Series 2301, Class PA, 6.000%, 10/15/13	61
1,544	Series 2303, Class ZD, 7.000%, 04/15/31	1,627
900	Series 2303, Class ZN, 8.500%, 04/15/29	961
51	Series 2306, Class K, PO, 05/15/24	47
127	Series 2306, Class SE, IF, IO, 8.600%, 05/15/24	27
389	Series 2344, Class QG, 6.000%, 08/15/16	415
860	Series 2344, Class ZD, 6.500%, 08/15/31	943
100	Series 2344, Class ZJ, 6.500%, 08/15/31	110
63	Series 2345, Class NE, 6.500%, 08/15/31	65
193	Series 2347, Class VP, 6.500%, 03/15/20	193
154	Series 2353, Class TD, 6.000%, 09/15/16	161
162	Series 2355, Class BP, 6.000%, 09/15/16	173
125	Series 2358, Class PD, 6.000%, 09/15/16	134
263	Series 2359, Class PM, 6.000%, 09/15/16	271
378	Series 2359, Class ZB, 8.500%, 06/15/31	442
277	Series 2360, Class PG, 6.000%, 09/15/16	297
80	Series 2363, Class PF, 6.000%, 09/15/16	85
146	Series 2366, Class MD, 6.000%, 10/15/16	156
1,708	Series 2367, Class ZK, 6.000%, 10/15/31	1,918
50	Series 2368, Class AS, HB, IF, 20.309%, 10/15/31	75
105	Series 2368, Class TG, 6.000%, 10/15/16	112
66	Series 2372, Class F, VAR, 0.739%, 10/15/31	67
73	Series 2383, Class FD, VAR, 0.739%, 11/15/31	73
115	Series 2388, Class UZ, 8.500%, 06/15/31	137
675	Series 2391, Class QR, 5.500%, 12/15/16	721
71	Series 2394, Class MC, 6.000%, 12/15/16	76
1,134	Series 2399, Class TH, 6.500%, 01/15/32	1,248
208	Series 2410, Class OE, 6.375%, 02/15/32	228
241	Series 2410, Class QS, IF, 18.879%, 02/15/32	366
142	Series 2410, Class QX, IF, IO, 8.411%, 02/15/32	37
207	Series 2423, Class MC, 7.000%, 03/15/32	243
265	Series 2423, Class MT, 7.000%, 03/15/32	296
186	Series 2425, Class OB, 6.000%, 03/15/17	201
3,260	Series 2431, Class F, VAR, 0.739%, 03/15/32	3,281
491	Series 2433, Class SA, HB, IF, 20.309%, 02/15/32	777
323	Series 2434, Class TC, 7.000%, 04/15/32	369
534	Series 2436, Class MC, 7.000%, 04/15/32	623
182	Series 2444, Class ES, IF, IO, 7.711%, 03/15/32	37
188	Series 2450, Class GZ, 7.000%, 05/15/32	221
207	Series 2450, Class SW, IF, IO, 7.761%, 03/15/32	43
348	Series 2458, Class QE, 5.500%, 06/15/17	372
482	Series 2462, Class NB, 6.500%, 06/15/22	545
940	Series 2464, Class FE, VAR, 1.239%, 03/15/32	960
59	Series 2470, Class SL, IF, 9.000%, 01/15/27	70
237	Series 2474, Class SJ, IF, IO, 7.411%, 07/15/17	20
2,977	Series 2494, Class SX, IF, IO, 6.761%, 02/15/32	464
940	Series 2513, Class ZC, 5.500%, 10/15/32	1,041
146	Series 2515, Class DE, 4.000%, 03/15/32	149
999	Series 2517, Class Z, 5.500%, 10/15/32	1,106
581	Series 2533, Class HB, 5.500%, 12/15/17	630
281	Series 2535, Class BK, 5.500%, 12/15/22	313
945	Series 2549, Class ZG, 5.000%, 01/15/18	961
7,733	Series 2552, Class FP, VAR, 1.239%, 01/15/33	7,849
2,330	Series 2557, Class HL, 5.300%, 01/15/33	2,582
9,623	Series 2568, Class KG, 5.500%, 02/15/23	10,564
130	Series 2571, Class SK, HB, IF, 33.470%, 09/15/23	232
959	Series 2574, Class HP, 5.000%, 02/15/18	1,031
878	Series 2586, Class WI, IO, 6.500%, 03/15/33	160
305	Series 2587, Class CO, PO, 03/15/32	303
897	Series 2590, Class IP, IO, 5.500%, 08/15/31	12
1,163	Series 2591, Class QO, 4.500%, 03/15/18	1,237
260	Series 2594, Class DJ, 4.250%, 10/15/30	262
21	Series 2597, Class DS, IF, IO, 7.311%, 02/15/33	1

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
26	Series 2599, Class DS, IF, IO, 6.761%, 02/15/33	1
23	Series 2610, Class DS, IF, IO, 6.861%, 03/15/33	1
2,044	Series 2610, Class DZ, 5.500%, 05/15/33	2,262
274	Series 2611, Class SQ, IF, 12.522%, 05/15/33	317
671	Series 2611, Class UH, 4.500%, 05/15/18	709
1,661	Series 2617, Class GR, 4.500%, 05/15/18	1,770
1,690	Series 2626, Class NS, IF, IO, 6.311%, 06/15/23	121
2,237	Series 2627, Class GY, 4.500%, 06/15/18	2,387
1,378	Series 2631, Class LC, 4.500%, 06/15/18	1,474
183	Series 2631, Class SA, IF, 14.412%, 06/15/33	227
742	Series 2637, Class SA, IF, IO, 5.861%, 06/15/18	75
305	Series 2640, Class UG, IO, 5.000%, 01/15/32	11
756	Series 2640, Class UP, IO, 5.000%, 01/15/32	28
4	Series 2640, Class UR, IO, 4.500%, 08/15/17	—	(h)
1,833	Series 2641, Class WI, IO, 5.000%, 01/15/33	162
659	Series 2649, Class IG, IO, 5.000%, 11/15/31	23
855	Series 2650, Class PO, PO, 12/15/32	841
1,448	Series 2650, Class SO, PO, 12/15/32	1,425
69	Series 2657, Class MD, 5.000%, 12/15/20	69
340	Series 2671, Class S, IF, 14.321%, 09/15/33	417
1,036	Series 2672, Class ME, 5.000%, 11/15/22	1,100
5,451	Series 2675, Class CK, 4.000%, 09/15/18 (m)	5,754
7,000	Series 2677, Class LE, 4.500%, 09/15/18	7,655
274	Series 2682, Class YS, IF, 8.642%, 10/15/33	279
9,385	Series 2684, Class PO, PO, 01/15/33	9,272
13	Series 2686, Class NS, IF, IO, 7.361%, 10/15/21	—	(h)
257	Series 2690, Class SJ, IF, 8.792%, 10/15/33	267
58	Series 2691, Class WS, IF, 8.642%, 10/15/33	59
618	Series 2692, Class SC, IF, 12.809%, 07/15/33	709
143	Series 2694, Class BA, 4.000%, 06/15/31	153
158	Series 2695, Class OB, PO, 10/15/33	153
287	Series 2695, Class SX, IF, 15.981%, 10/15/33	297
144	Series 2695, Class WS, IF, 15.843%, 10/15/33	148
1,298	Series 2702, Class PC, 5.000%, 01/15/23	1,378
88	Series 2705, Class SC, IF, 8.642%, 11/15/33	89
208	Series 2705, Class SD, IF, 8.693%, 11/15/33	211
2,000	Series 2710, Class HB, 5.500%, 11/15/23	2,302
2,589	Series 2715, Class OG, 5.000%, 01/15/23	2,751
2,833	Series 2716, Class UN, 4.500%, 12/15/23	3,117
1,421	Series 2720, Class PC, 5.000%, 12/15/23	1,564
3,221	Series 2722, Class PF, VAR, 0.839%, 12/15/33	3,258
548	Series 2725, Class SC, IF, 8.717%, 11/15/33	634
807	Series 2727, Class BS, IF, 8.717%, 01/15/34	822
1,282	Series 2744, Class TU, 5.500%, 05/15/32	1,353
804	Series 2755, Class PA, PO, 02/15/29	798
282	Series 2755, Class SA, IF, 13.722%, 05/15/30	303
374	Series 2756, Class NA, 5.000%, 02/15/24	416
685	Series 2764, Class OE, 4.500%, 03/15/19	755
3,197	Series 2780, Class BE, 4.500%, 04/15/19	3,414
310	Series 2780, Class JG, 4.500%, 04/15/19	321
1,678	Series 2780, Class YC, 5.000%, 04/15/19	1,835
1,168	Series 2802, Class ZY, 6.000%, 05/15/34	1,326
210	Series 2812, Class AB, 4.500%, 10/15/18	214
758	Series 2812, Class NO, PO, 10/15/33	742
1,871	Series 2827, Class QE, 5.500%, 03/15/33	1,949
466	Series 2835, Class BO, PO, 12/15/28	450
435	Series 2835, Class QO, PO, 12/15/32	417
98	Series 2863, Class JA, 4.500%, 09/15/19	100
908	Series 2864, Class GB, 4.000%, 09/15/19	962
229	Series 2877, Class KO, PO, 03/15/19	222
1,303	Series 2921, Class MD, 5.000%, 06/15/33	1,342
1,414	Series 2922, Class JN, 4.500%, 02/15/20	1,485
1,000	Series 2930, Class AN, 4.500%, 06/15/19	1,042
2,268	Series 2934, Class EC, PO, 02/15/20	2,186
132	Series 2934, Class EN, PO, 02/15/18	129
2,359	Series 2934, Class HI, IO, 5.000%, 02/15/20	242
1,547	Series 2934, Class KI, IO, 5.000%, 02/15/20	154

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
589	Series 2945, Class SA, IF, 11.864%, 03/15/20	688
675	Series 2967, Class JI, IO, 5.000%, 04/15/20	71
246	Series 2967, Class S, HB, IF, 32.512%, 04/15/25	418
32	Series 2971, Class GB, 5.000%, 11/15/16	32
685	Series 2971, Class GC, 5.000%, 07/15/18	711
1,219	Series 2979, Class BC, 5.000%, 04/15/20	1,325
248	Series 2989, Class PO, PO, 06/15/23	240
454	Series 2990, Class LK, VAR, 0.609%, 10/15/34	456
445	Series 2990, Class SL, HB, IF, 23.618%, 06/15/34	674
167	Series 2990, Class WP, IF, 16.412%, 06/15/35	211
1,597	Series 2994, Class FC, VAR, 0.639%, 02/15/33	1,593
96	Series 2996, Class FD, VAR, 0.489%, 06/15/35	96
685	Series 2999, Class NC, 4.500%, 12/15/18	697
2,804	Series 3013, Class AF, VAR, 0.489%, 05/15/35	2,802
411	Series 3022, Class SX, IF, 16.278%, 08/15/25	586
2,684	Series 3035, Class Z, 5.850%, 09/15/35	3,017
733	Series 3047, Class OB, 5.500%, 12/15/33	762
1,357	Series 3049, Class XF, VAR, 0.589%, 05/15/33	1,357
959	Series 3054, Class MI, IO, 5.500%, 05/15/34	61
1,615	Series 3068, Class QB, 4.500%, 06/15/20	1,708
1,166	Series 3077, Class TO, PO, 04/15/35	1,127
116	Series 3100, Class MA, VAR, 3.223%, 12/15/35	114
4,383	Series 3101, Class UZ, 6.000%, 01/15/36	5,028
756	Series 3117, Class EO, PO, 02/15/36	727
1,095	Series 3117, Class OG, PO, 02/15/36	1,019
829	Series 3117, Class OK, PO, 02/15/36	799
4,000	Series 3117, Class PL, 5.000%, 08/15/34	4,299
234	Series 3122, Class OH, PO, 03/15/36	218
90	Series 3122, Class ZB, 6.000%, 03/15/36	108
1,403	Series 3130, Class KZ, 5.500%, 12/15/34	1,584
174	Series 3134, Class PO, PO, 03/15/36	168
4,101	Series 3137, Class XP, 6.000%, 04/15/36	4,625
722	Series 3138, Class PO, PO, 04/15/36	698
1,500	Series 3143, Class BC, 5.500%, 02/15/36	1,699
2,567	Series 3147, Class PF, VAR, 0.539%, 04/15/36	2,569
200	Series 3149, Class SO, PO, 05/15/36	190
1,794	Series 3151, Class PD, 6.000%, 11/15/34	1,881
1,089	Series 3151, Class PO, PO, 05/15/36	1,047
1,045	Series 3152, Class MO, PO, 03/15/36	968
862	Series 3153, Class EO, PO, 05/15/36	827
3,499	Series 3155, Class CG, 6.000%, 11/15/24	3,594
5,282	Series 3156, Class AZ, 5.500%, 05/15/36	5,922
39	Series 3162, Class OB, 6.000%, 11/15/30	39
8,000	Series 3166, Class AC, 5.000%, 06/15/21 (m)	9,234
773	Series 3171, Class MO, PO, 06/15/36	743
687	Series 3174, Class PX, 5.000%, 06/15/17	745
1,040	Series 3179, Class OA, PO, 07/15/36	1,004
357	Series 3184, Class OA, PO, 02/15/33	352
1,284	Series 3194, Class SA, IF, IO, 6.861%, 07/15/36	183
1,214	Series 3195, Class PD, 6.500%, 07/15/36	1,366
1,190	Series 3200, Class PO, PO, 08/15/36	1,065
2,006	Series 3210, Class PO, PO, 05/15/36	1,943
2,000	Series 3218, Class BE, 6.000%, 09/15/35	2,211
1,488	Series 3219, Class DI, IO, 6.000%, 04/15/36	193
1,106	Series 3232, Class ST, IF, IO, 6.461%, 10/15/36	183
1,379	Series 3237, Class AO, PO, 11/15/36	1,295
1,248	Series 3253, Class PO, PO, 12/15/21	1,183
682	Series 3260, Class CS, IF, IO, 5.901%, 01/15/37	101
912	Series 3262, Class SG, IF, IO, 6.161%, 01/15/37	148
889	Series 3274, Class JO, PO, 02/15/37	844
697	Series 3274, Class MO, PO, 02/15/37	673
416	Series 3275, Class FL, VAR, 0.679%, 02/15/37	416
3,500	Series 3282, Class YD, 5.500%, 02/15/22	4,094
277	Series 3288, Class GS, IF, 1.400%, 03/15/37	274
2,172	Series 3290, Class SB, IF, IO, 6.211%, 03/15/37	347
568	Series 3305, Class MB, IF, 2.719%, 07/15/34	573
714	Series 3316, Class JO, PO, 05/15/37	660
2,500	Series 3329, Class JD, 6.000%, 06/15/36	2,823
4,400	Series 3342, Class VG, 6.000%, 11/15/23	4,783
3,396	Series 3344, Class FT, VAR, 0.589%, 07/15/34	3,396
401	Series 3371, Class FA, VAR, 0.839%, 09/15/37	403

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,116	Series 3373, Class TO, PO, 04/15/37	1,072
2,821	Series 3385, Class SN, IF, IO, 5.761%, 11/15/37	348
1,704	Series 3387, Class SA, IF, IO, 6.181%, 11/15/37	248
1,190	Series 3389, Class DQ, 5.750%, 10/15/35	1,274
754	Series 3393, Class JO, PO, 09/15/32	671
2,000	Series 3402, Class NC, 5.000%, 12/15/22	2,251
2,095	Series 3404, Class SC, IF, IO, 5.761%, 01/15/38	301
4,363	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	31
1,064	Series 3422, Class LI, IO, 5.000%, 02/15/23	97
4,180	Series 3430, Class AI, IO, 1.417%, 09/15/12	9
1,904	Series 3451, Class SA, IF, IO, 5.811%, 05/15/38	230
2,276	Series 3461, Class LZ, 6.000%, 06/15/38	2,550
2,441	Series 3481, Class SJ, IF, IO, 5.611%, 08/15/38	355
2,116	Series 3505, Class SA, IF, IO, 5.761%, 01/15/39	283
1,531	Series 3511, Class IO, IO, 5.000%, 12/15/21	134
1,077	Series 3511, Class SA, IF, IO, 5.761%, 02/15/39	145
2,413	Series 3515, Class PI, IO, 5.500%, 07/15/37	235
3,914	Series 3531, Class SA, IF, IO, 6.061%, 05/15/39	509
2,713	Series 3537, Class MI, IO, 5.000%, 06/15/38	476
269	Series 3546, Class A, VAR, 4.291%, 02/15/39	287
1,792	Series 3549, Class FA, VAR, 1.439%, 07/15/39	1,802
1,942	Series 3564, Class JA, 4.000%, 01/15/18	2,045
2,833	Series 3572, Class JS, IF, IO, 6.561%, 09/15/39	485
1,232	Series 3604, Class PO, PO, 05/15/36	1,181
1,600	Series 3607, Class AO, PO, 04/15/36	1,515
1,600	Series 3607, Class BO, PO, 04/15/36	1,515
1,021	Series 3607, Class EO, PO, 02/15/33	1,008
2,326	Series 3607, Class PO, PO, 05/15/37	2,232
1,868	Series 3611, Class PO, PO, 07/15/34	1,784
1,700	Series 3614, Class QB, 4.000%, 12/15/24	1,905
1,508	Series 3621, Class BO, PO, 01/15/40	1,455
1,559	Series 3621, Class PO, PO, 01/15/40	1,498
2,103	Series 3623, Class LO, PO, 01/15/40	1,847
1,343	Series 3632, Class BS, IF, 16.704%, 02/15/40	2,169
3,398	Series 3653, Class HJ, 5.000%, 04/15/40	3,743
2,649	Series 3666, Class VA, 5.500%, 12/15/22	2,895
7,041	Series 3680, Class MA, 4.500%, 07/15/39	7,715
1,787	Series 3688, Class CU, VAR, 6.796%, 11/15/21	1,958
4,068	Series 3688, Class GT, VAR, 7.159%, 11/15/46	4,495
7,236	Series 3688, Class NI, IO, 5.000%, 04/15/32	884
10,031	Series 3704, Class CT, 7.000%, 12/15/36	11,743
6,456	Series 3704, Class DT, 7.500%, 11/15/36	7,594
5,294	Series 3704, Class ET, 7.500%, 12/15/36	6,179
5,737	Series 3710, Class FL, VAR, 0.739%, 05/15/36	5,781
7,918	Series 3714, Class IP, IO, 5.000%, 08/15/40	1,224
6,319	Series 3739, Class LI, IO, 4.000%, 03/15/34	541
4,686	Series 3740, Class SC, IF, IO, 5.761%, 10/15/40	997
2,373	Series 3747, Class CY, 4.500%, 10/15/40	2,683
1,500	Series 3747, Class PY, 4.000%, 10/15/40	1,618
7,002	Series 3759, Class HI, IO, 4.000%, 08/15/37	736
5,360	Series 3760, Class GI, IO, 4.000%, 10/15/37	466
1,500	Series 3770, Class PY, 5.000%, 12/15/40	1,841
4,441	Series 3795, Class EI, IO, 5.000%, 10/15/39	643
6,274	Series 3804, Class FN, VAR, 0.689%, 03/15/39	6,288
10,241	Series 3819, Class ZQ, 6.000%, 04/15/36	11,913
586	Series 3852, Class QN, IF, 5.500%, 05/15/41	641
952	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,106
2,102	Series 3860, Class PZ, 5.000%, 05/15/41	2,428
2,217	Series 3895, Class WA, VAR, 5.694%, 10/15/38	2,456
5,000	Series 3920, Class LP, 5.000%, 01/15/34	5,702
5,797	Series 3925, Class FL, VAR, 0.689%, 01/15/41	5,800
4,882	Series 3966, Class BF, VAR, 0.739%, 10/15/40	4,889

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
6,778		Series 3966, Class NA, 4.000%, 12/15/41	7,300
2,948		Series 3997, Class PF, VAR, 0.689%, 11/15/39	2,951
4,535		Series 3998, Class GF, VAR, 0.689%, 05/15/36	4,539
4,928		Series 4001, Class NF, VAR, 0.739%, 01/15/39	4,931
4,960		Series 4012, Class FN, VAR, 0.739%, 03/15/42	4,971
2,123		Series 4012, Class NF, VAR, 0.689%, 12/15/38	2,123
5,000		Series 4048, Class FB, VAR, 0.650%, 10/15/41	5,016
2,000		Series R004, Class VG, 6.000%, 08/15/21	2,081
7,196		Series R006, Class ZA, 6.000%, 04/15/36	8,371
6,158		Series R007, Class ZA, 6.000%, 05/15/36	7,254
250		Series R012, Class AI, IO, 5.500%, 12/15/20	4
		Federal Home Loan Mortgage Corp. STRIPS,
2		Series 1, Class B, IO, 8.000%, 10/15/18	—	(h)
1		Series 16, Class B, IO, 10.000%, 06/01/20	—	(h)
12		Series 134, Class B, IO, 9.000%, 04/01/22	2
2,168		Series 191, Class IO, IO, 8.000%, 01/01/28	472
1,477		Series 197, Class PO, PO, 04/01/28	1,437
2,434		Series 233, Class 11, IO, 5.000%, 09/15/35	339
1,355		Series 233, Class 12, IO, 5.000%, 09/15/35	190
3,263		Series 233, Class 13, IO, 5.000%, 09/15/35	443
6,843		Series 239, Class S30, IF, IO, 7.461%, 08/15/36	910
1,090		Series 243, Class 16, IO, 4.500%, 11/15/20	90
1,786		Series 243, Class 17, IO, 4.500%, 12/15/20	151
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
434		Series T-41, Class 3A, VAR, 6.957%, 07/25/32 (m)	503
1,564		Series T-42, Class A5, 7.500%, 02/25/42	1,906
94		Series T-51, Class 1A, VAR, 6.500%, 09/25/43	107
113		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	135
2,513		Series T-54, Class 2A, 6.500%, 02/25/43	2,799
1,261		Series T-54, Class 3A, 7.000%, 02/25/43	1,507
2,313		Series T-56, Class A5, 5.231%, 05/25/43	2,592
233		Series T-58, Class APO, PO, 09/25/43	220
227		Series T-59, Class 1AP, PO, 10/25/43	180
6,268		Series T-76, Class 2A, VAR, 4.727%, 10/25/37	6,360
		Federal National Mortgage Association - ACES,
4,000		Series 2010-M1, Class A2, 4.450%, 09/25/19	4,550
5,000		Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	5,657
1,700		Series 2011-M1, Class A3, 3.763%, 06/25/21	1,873
9,480		Series 2011-M2, Class A3, 3.764%, 07/25/21	10,444
5,000		Series 2011-M4, Class A2, 3.726%, 06/25/21	5,497
		Federal National Mortgage Association Grantor Trust,
41		Series 2001-T10, Class PO, PO, 12/25/41	34
946		Series 2001-T12, Class A2, 7.500%, 08/25/41	1,111
1,096		Series 2001-T7, Class A1, 7.500%, 02/25/41	1,246
350		Series 2002-T16, Class A2, 7.000%, 07/25/42	413
645		Series 2002-T19, Class A2, 7.000%, 07/25/42	732
449		Series 2002-T4, Class A2, 7.000%, 12/25/41	509
1,212		Series 2002-T4, Class A3, 7.500%, 12/25/41	1,407
960		Series 2004-T1, Class 1A1, 6.000%, 01/25/44	1,087
757		Series 2004-T3, Class PT1, VAR, 8.140%, 01/25/44	869
		Federal National Mortgage Association REMICS,
58		Series 1988-7, Class Z, 9.250%, 04/25/18	64
4		Series 1988-11, Class D, PO, 05/25/18	4
321		Series 1988-21, Class G, 9.500%, 08/25/18	373
3		Series 1988-29, Class B, 9.500%, 12/25/18	3
4		Series 1989-21, Class G, 10.450%, 04/25/19	4
15		Series 1989-27, Class Y, 6.900%, 06/25/19	16
14		Series 1989-70, Class G, 8.000%, 10/25/19	16
6		Series 1989-78, Class H, 9.400%, 11/25/19	7
5		Series 1989-89, Class H, 9.000%, 11/25/19	6
4		Series 1990-60, Class K, 5.500%, 06/25/20	5
4		Series 1990-93, Class G, 5.500%, 08/25/20	4
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	4
37		Series 1990-102, Class J, 6.500%, 08/25/20	40

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
5		Series 1990-134, Class SC, HB, IF, 21.225%, 11/25/20	8
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	6
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
244		Series 1991-44, Class G, 8.500%, 05/25/21	276
–	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	2
7		Series 1992-101, Class J, 7.500%, 06/25/22	7
216		Series 1992-188, Class PZ, 7.500%, 10/25/22	249
248		Series 1993-25, Class J, 7.500%, 03/25/23	286
108		Series 1993-27, Class S, IF, 9.376%, 02/25/23	129
47		Series 1993-31, Class K, 7.500%, 03/25/23	55
469		Series 1993-54, Class Z, 7.000%, 04/25/23	535
25		Series 1993-62, Class SA, IF, 17.820%, 04/25/23	38
24		Series 1993-97, Class FA, VAR, 1.500%, 05/25/23	25
5		Series 1993-108, Class D, PO, 02/25/23	5
58		Series 1993-162, Class F, VAR, 1.200%, 08/25/23	59
9		Series 1993-165, Class SD, IF, 12.389%, 09/25/23	12
90		Series 1993-179, Class SB, HB, IF, 24.662%, 10/25/23	144
58		Series 1993-220, Class SG, IF, 15.500%, 11/25/13	63
16		Series 1993-225, Class SG, HB, IF, 26.464%, 12/25/13	19
19		Series 1993-228, Class G, PO, 09/25/23	18
15		Series 1993-230, Class FA, VAR, 0.850%, 12/25/23	15
247		Series 1993-250, Class Z, 7.000%, 12/25/23	260
40		Series 1993-257, Class C, PO, 06/25/23	39
1,250		Series 1994-26, Class J, PO, 01/25/24	1,167
141		Series 1994-37, Class L, 6.500%, 03/25/24	163
37		Series 1995-2, Class Z, 8.500%, 01/25/25	43
297		Series 1996-14, Class SE, IF, IO, 8.750%, 08/25/23	63
14		Series 1996-59, Class J, 6.500%, 08/25/22	16
101		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	6
26		Series 1997-24, Class Z, 8.000%, 04/18/27	31
27		Series 1997-27, Class J, 7.500%, 04/18/27	30
496		Series 1997-46, Class Z, 7.500%, 06/17/27	578
24		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	4
1,292		Series 1998-30, Class ZA, 6.500%, 05/20/28	1,485
40		Series 1998-36, Class J, 6.000%, 07/18/28	42
409		Series 1998-36, Class ZB, 6.000%, 07/18/28	452
183		Series 1998-43, Class SA, IF, IO, 19.080%, 04/25/23	89
152		Series 1999-57, Class Z, 7.500%, 12/25/19	172
156		Series 1999-62, Class PB, 7.500%, 12/18/29	183
552		Series 2000-18, Class EC, PO, 10/25/23	515
23		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	5
1,190		Series 2001-4, Class ZA, 6.500%, 03/25/31	1,361
36		Series 2001-5, Class OW, 6.000%, 03/25/16	37
126		Series 2001-7, Class PF, 7.000%, 03/25/31	147
212		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	44
249		Series 2001-36, Class DE, 7.000%, 08/25/31	292
728		Series 2001-38, Class FB, VAR, 0.739%, 08/25/31	731
145		Series 2001-44, Class PD, 7.000%, 09/25/31	170
253		Series 2001-44, Class PU, 7.000%, 09/25/31	297
387		Series 2001-49, Class LZ, 8.500%, 07/25/31	461
119		Series 2001-52, Class XN, 6.500%, 11/25/15	126
869		Series 2001-53, Class FX, VAR, 0.589%, 10/25/31	869
685		Series 2001-61, Class Z, 7.000%, 11/25/31	804
251		Series 2001-71, Class QE, 6.000%, 12/25/16	268
146		Series 2001-72, Class SX, IF, 16.910%, 12/25/31	216
130		Series 2001-74, Class MB, 6.000%, 12/25/16	139
160		Series 2002-1, Class HC, 6.500%, 02/25/22	172
82		Series 2002-1, Class SA, HB, IF, 24.412%, 02/25/32	140
140		Series 2002-1, Class UD, HB, IF, 23.625%, 12/25/23	232
254		Series 2002-3, Class PG, 5.500%, 02/25/17	269

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
561	Series 2002-7, Class FD, VAR, 0.939%, 04/25/29	567
102	Series 2002-9, Class ST, IF, 18.747%, 03/25/17	132
742	Series 2002-11, Class QG, 5.500%, 03/25/17	791
826	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	44
52	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	61
694	Series 2002-18, Class PC, 5.500%, 04/25/17	715
249	Series 2002-19, Class PE, 6.000%, 04/25/17	266
1,561	Series 2002-30, Class Z, 6.000%, 05/25/32	1,749
95	Series 2002-37, Class Z, 6.500%, 06/25/32	105
1,901	Series 2002-42, Class C, 6.000%, 07/25/17	2,049
3,193	Series 2002-50, Class ZA, 6.000%, 05/25/31	3,578
522	Series 2002-55, Class QE, 5.500%, 09/25/17	562
1,630	Series 2002-56, Class UC, 5.500%, 09/25/17 (m)	1,757
1,888	Series 2002-60, Class FA, VAR, 0.989%, 02/25/31	1,908
1,888	Series 2002-60, Class FB, VAR, 0.989%, 02/25/31	1,908
733	Series 2002-62, Class ZE, 5.500%, 11/25/17	792
304	Series 2002-63, Class KC, 5.000%, 10/25/17	326
338	Series 2002-63, Class LB, 5.500%, 10/25/17	365
1,096	Series 2002-71, Class KM, 5.000%, 11/25/17	1,175
274	Series 2002-77, Class S, IF, 14.046%, 12/25/32	337
631	Series 2002-81, Class JO, PO, 04/25/32	621
9	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	—	(h)
630	Series 2002-95, Class XD, 5.000%, 01/25/18	686
4,708	Series 2003-2, Class F, VAR, 0.989%, 02/25/33	4,746
569	Series 2003-7, Class A1, 6.500%, 12/25/42	663
2,040	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	319
1,036	Series 2003-22, Class UD, 4.000%, 04/25/33	1,141
176	Series 2003-23, Class CS, IF, IO, 7.861%, 05/25/31	3
1,533	Series 2003-26, Class XS, IF, IO, 6.811%, 03/25/23	178
234	Series 2003-27, Class DW, 4.500%, 04/25/17	236
3,021	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	525
145	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	22
2,408	Series 2003-41, Class PE, 5.500%, 05/25/23	2,687
2,978	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	759
329	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	13
99	Series 2003-52, Class SX, HB, IF, 22.234%, 10/25/31	167
623	Series 2003-55, Class CD, 5.000%, 06/25/23	687
183	Series 2003-68, Class QP, 3.000%, 07/25/22	185
1,760	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	121
1,548	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	230
85	Series 2003-73, Class GA, 3.500%, 05/25/31	86
149	Series 2003-73, Class HF, VAR, 0.689%, 01/25/31	149
29	Series 2003-73, Class PB, 4.500%, 08/25/18	29
94	Series 2003-74, Class SH, IF, 9.740%, 08/25/33	106
1,143	Series 2003-76, Class SH, IF, 13.722%, 09/25/31	1,297
20	Series 2003-79, Class NM, 4.000%, 05/25/22	21
1,385	Series 2003-80, Class SY, IF, IO, 7.411%, 06/25/23	157
964	Series 2003-81, Class LC, 4.500%, 09/25/18	1,036
2,107	Series 2003-83, Class PG, 5.000%, 06/25/23	2,283
77	Series 2003-86, Class PX, 4.500%, 02/25/17	77
1,374	Series 2003-86, Class ZA, 5.500%, 09/25/33	1,535
995	Series 2003-88, Class TH, 4.500%, 09/25/18	1,067

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
250	Series 2003-91, Class SD, IF, 12.102%, 09/25/33	294
4,022	Series 2003-105, Class AZ, 5.500%, 10/25/33	4,564
143	Series 2003-106, Class PO, PO, 08/25/17	136
3,985	Series 2003-106, Class WE, 4.500%, 11/25/22	4,170
1,401	Series 2003-116, Class SB, IF, IO, 7.361%, 11/25/33	271
1,676	Series 2003-117, Class JB, 3.500%, 06/25/33	1,739
3,000	Series 2003-120, Class BL, 3.500%, 12/25/18	3,158
777	Series 2003-122, Class TE, 5.000%, 12/25/22	827
182	Series 2003-128, Class KE, 4.500%, 01/25/14	185
389	Series 2003-130, Class SX, IF, 11.162%, 01/25/34	450
270	Series 2003-131, Class SK, IF, 15.722%, 01/25/34	347
251	Series 2003-132, Class OA, PO, 08/25/33	243
727	Series 2003-132, Class PI, IO, 5.500%, 08/25/33	85
1,219	Series 2004-4, Class QI, IF, IO, 6.861%, 06/25/33	180
305	Series 2004-4, Class QM, IF, 13.722%, 06/25/33	370
690	Series 2004-10, Class SC, HB, IF, 27.645%, 02/25/34	1,058
75	Series 2004-14, Class SD, IF, 8.717%, 03/25/34	76
887	Series 2004-17, Class H, 5.500%, 04/25/34	1,027
384	Series 2004-21, Class CO, PO, 04/25/34	370
202	Series 2004-22, Class A, 4.000%, 04/25/19	204
300	Series 2004-25, Class PB, 5.500%, 05/25/32	303
777	Series 2004-25, Class PC, 5.500%, 01/25/34	861
817	Series 2004-25, Class SA, IF, 18.868%, 04/25/34	1,224
1,370	Series 2004-27, Class HB, 4.000%, 05/25/19	1,470
2,900	Series 2004-28, Class PF, VAR, 0.639%, 03/25/34	2,904
256	Series 2004-36, Class PB, 5.500%, 05/25/32	260
740	Series 2004-36, Class SA, IF, 18.868%, 05/25/34	1,111
243	Series 2004-36, Class SN, IF, 13.722%, 07/25/33	286
1,161	Series 2004-46, Class EP, PO, 03/25/34	1,122
688	Series 2004-46, Class HS, IF, IO, 5.761%, 05/25/30	16
397	Series 2004-46, Class QB, HB, IF, 23.045%, 05/25/34	613
316	Series 2004-46, Class SK, IF, 15.843%, 05/25/34	424
4,632	Series 2004-50, Class VZ, 5.500%, 07/25/34	5,491
149	Series 2004-51, Class SY, IF, 13.763%, 07/25/34	182
1,103	Series 2004-53, Class NC, 5.500%, 07/25/24	1,221
579	Series 2004-59, Class BG, PO, 12/25/32	556
41	Series 2004-61, Class CO, PO, 10/25/31	41
5,821	Series 2004-61, Class FH, VAR, 1.039%, 11/25/32	5,891
232	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	273
1,549	Series 2004-87, Class F, VAR, 0.989%, 01/25/34	1,561
44	Series 2004-92, Class JO, PO, 12/25/34	43
2,247	Series 2005-7, Class LO, PO, 02/25/35	1,957
491	Series 2005-13, Class FL, VAR, 0.639%, 03/25/35	491
154	Series 2005-14, Class BA, 4.500%, 04/25/19	157
360	Series 2005-15, Class MO, PO, 03/25/35	332
161	Series 2005-45, Class BG, 4.500%, 06/25/25	161
4,945	Series 2005-47, Class AK, 5.000%, 06/25/20	5,365
266	Series 2005-52, Class PA, 6.500%, 06/25/35	288
1,842	Series 2005-56, Class S, IF, IO, 6.471%, 07/25/35	318
1,925	Series 2005-57, Class EG, VAR, 0.539%, 03/25/35	1,924
296	Series 2005-58, Class PO, PO, 07/25/35	278
464	Series 2005-66, Class SG, IF, 16.778%, 07/25/35	651
3,136	Series 2005-66, Class SV, IF, IO, 6.511%, 07/25/35	511
1,250	Series 2005-67, Class HG, 5.500%, 01/25/35	1,390
942	Series 2005-68, Class BC, 5.250%, 06/25/35	1,035

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,786	Series 2005-68, Class PG, 5.500%, 08/25/35	2,018
192	Series 2005-70, Class KI, IO, 5.500%, 08/25/35	8
400	Series 2005-73, Class PS, IF, 16.103%, 08/25/35	548
1,536	Series 2005-74, Class SK, IF, 19.473%, 05/25/35	2,280
1,407	Series 2005-84, Class XM, 5.750%, 10/25/35	1,580
2,000	Series 2005-87, Class NH, 5.000%, 10/25/25	2,242
601	Series 2005-90, Class AO, PO, 10/25/35	554
1,736	Series 2005-90, Class ES, IF, 16.278%, 10/25/35	2,487
1,230	Series 2005-90, Class PO, PO, 09/25/35	1,169
1,500	Series 2005-100, Class BQ, 5.500%, 11/25/25	1,690
678	Series 2005-103, Class SC, IF, 10.829%, 07/25/35	804
1,213	Series 2005-106, Class US, HB, IF, 23.691%, 11/25/35	1,972
603	Series 2005-109, Class PB, 6.000%, 01/25/34	618
1,527	Series 2005-110, Class GJ, 5.500%, 11/25/30	1,566
2,739	Series 2005-110, Class GK, 5.500%, 08/25/34	3,002
777	Series 2005-110, Class MJ, 5.500%, 01/25/33	797
2,397	Series 2005-110, Class MN, 5.500%, 06/25/35	2,690
826	Series 2005-116, Class PB, 6.000%, 04/25/34	887
4,960	Series 2005-118, Class PN, 6.000%, 01/25/32	5,135
663	Series 2005-123, Class FG, VAR, 0.689%, 07/25/34	662
446	Series 2006-15, Class OT, PO, 01/25/36	422
875	Series 2006-16, Class FC, VAR, 0.539%, 03/25/36	876
2,114	Series 2006-16, Class HZ, 5.500%, 03/25/36	2,388
590	Series 2006-23, Class KO, PO, 04/25/36	555
1,701	Series 2006-27, Class OH, PO, 04/25/36	1,594
1,168	Series 2006-33, Class ZB, 6.000%, 05/25/36	1,304
2,500	Series 2006-35, Class GD, 6.000%, 12/25/34	2,707
2,054	Series 2006-39, Class WC, 5.500%, 01/25/36	2,305
571	Series 2006-42, Class CF, VAR, 0.689%, 06/25/36	572
1,585	Series 2006-43, Class VB, 6.500%, 10/25/17	1,605
676	Series 2006-44, Class FP, VAR, 0.639%, 06/25/36	677
1,431	Series 2006-44, Class GO, PO, 06/25/36	1,372
3,730	Series 2006-44, Class P, PO, 12/25/33	3,590
1,712	Series 2006-46, Class UC, 5.500%, 12/25/35	1,924
820	Series 2006-50, Class JO, PO, 06/25/36	788
1,312	Series 2006-50, Class PS, PO, 06/25/36	1,262
2,385	Series 2006-53, Class US, IF, IO, 6.341%, 06/25/36	339
1,430	Series 2006-56, Class FC, VAR, 0.529%, 07/25/36	1,430
1,730	Series 2006-56, Class FT, VAR, 0.989%, 07/25/36	1,748
598	Series 2006-58, Class AP, PO, 07/25/36	579
683	Series 2006-58, Class FL, VAR, 0.699%, 07/25/36	684
1,446	Series 2006-58, Class PO, PO, 07/25/36	1,326
1,839	Series 2006-59, Class QO, PO, 01/25/33	1,808
789	Series 2006-60, Class DO, PO, 04/25/35	771
1,467	Series 2006-63, Class ZH, 6.500%, 07/25/36	1,802
592	Series 2006-65, Class QO, PO, 07/25/36	568
1,000	Series 2006-72, Class GO, PO, 08/25/36	954
594	Series 2006-72, Class HO, PO, 08/25/26	578
943	Series 2006-72, Class TO, PO, 08/25/36	907
5,904	Series 2006-77, Class PC, 6.500%, 08/25/36	6,765
1,939	Series 2006-78, Class BZ, 6.500%, 08/25/36	2,265
944	Series 2006-79, Class DO, PO, 08/25/36	905
927	Series 2006-86, Class OB, PO, 09/25/36	895
862	Series 2006-90, Class AO, PO, 09/25/36	839
5,581	Series 2006-94, Class GI, IF, IO, 6.411%, 10/25/26	888
234	Series 2006-94, Class GK, HB, IF, 32.056%, 10/25/26	429
1,000	Series 2006-102, Class MD, 6.000%, 01/25/35	1,079
2,059	Series 2006-105, Class ME, 5.500%, 11/25/36	2,473
926	Series 2006-110, Class PO, PO, 11/25/36	891

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
401	Series 2006-111, Class EO, PO, 11/25/36	387
1,091	Series 2006-113, Class PO, PO, 07/25/36	1,043
1,142	Series 2006-115, Class OK, PO, 12/25/36	1,101
2,167	Series 2006-117, Class GS, IF, IO, 6.411%, 12/25/36	325
630	Series 2006-118, Class A2, VAR, 0.299%, 12/25/36	599
803	Series 2006-119, Class PO, PO, 12/25/36	773
1,786	Series 2006-120, Class IO, IO, 6.500%, 12/25/36	305
1,857	Series 2006-120, Class PF, VAR, 0.489%, 12/25/36	1,857
1,767	Series 2006-126, Class AO, PO, 01/25/37	1,696
2,016	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	298
290	Series 2007-1, Class SD, HB, IF, 37.567%, 02/25/37	461
1,415	Series 2007-7, Class SG, IF, IO, 6.261%, 08/25/36	171
5,077	Series 2007-14, Class ES, IF, IO, 6.201%, 03/25/37	746
1,021	Series 2007-14, Class OP, PO, 03/25/37	979
393	Series 2007-15, Class NO, PO, 03/25/22	374
1,542	Series 2007-16, Class FC, VAR, 0.989%, 03/25/37	1,558
2,695	Series 2007-16, Class FM, VAR, 0.469%, 03/25/37	2,689
3,283	Series 2007-18, Class BD, 5.750%, 05/25/36	3,699
1,764	Series 2007-18, Class MZ, 6.000%, 03/25/37	2,136
1,480	Series 2007-22, Class SC, IF, IO, 5.841%, 03/25/37	198
1,500	Series 2007-24, Class GW, 5.500%, 03/25/29	1,608
238	Series 2007-39, Class EF, VAR, 0.489%, 05/25/37	238
496	Series 2007-43, Class FL, VAR, 0.539%, 05/25/37	496
284	Series 2007-47, Class PC, 5.000%, 07/25/33	286
1,815	Series 2007-54, Class FA, VAR, 0.639%, 06/25/37	1,817
3,900	Series 2007-54, Class WI, IF, IO, 5.861%, 06/25/37	639
2,157	Series 2007-60, Class AX, IF, IO, 6.911%, 07/25/37	365
2,500	Series 2007-61, Class PC, 5.500%, 07/25/34	2,643
4,000	Series 2007-63, Class PC, 5.500%, 07/25/36	4,332
1,596	Series 2007-64, Class FB, VAR, 0.609%, 07/25/37	1,598
4,618	Series 2007-65, Class KI, IF, IO, 6.381%, 07/25/37	644
10,166	Series 2007-72, Class EK, IF, IO, 6.161%, 07/25/37	1,607
1,430	Series 2007-75, Class EO, PO, 01/25/36	1,415
2,671	Series 2007-76, Class ZG, 6.000%, 08/25/37	3,199
2,096	Series 2007-77, Class FG, VAR, 0.739%, 03/25/37	2,101
1,500	Series 2007-78, Class CB, 6.000%, 08/25/37	1,711
263	Series 2007-79, Class SB, HB, IF, 23.141%, 08/25/37	396
781	Series 2007-88, Class VI, IF, IO, 6.301%, 09/25/37	126
2,401	Series 2007-91, Class ES, IF, IO, 6.221%, 10/25/37	413
613	Series 2007-98, Class VA, 6.000%, 11/25/17	637
4,361	Series 2007-100, Class SM, IF, IO, 6.211%, 10/25/37	632
4,430	Series 2007-101, Class A2, VAR, 0.489%, 06/27/36	4,409
612	Series 2007-106, Class A7, VAR, 5.953%, 10/25/37	681
7,000	Series 2007-112, Class GB, 5.500%, 12/25/22	8,172
5,566	Series 2007-112, Class SA, IF, IO, 6.211%, 12/25/37	873
8,000	Series 2007-114, Class A6, VAR, 0.439%, 10/27/37	7,954
4,356	Series 2007-116, Class HI, IO, VAR, 5.837%, 01/25/38	216
196	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	19
3,733	Series 2008-1, Class BI, IF, IO, 5.671%, 02/25/38	488
1,358	Series 2008-10, Class XI, IF, IO, 5.991%, 03/25/38	210
976	Series 2008-12, Class IV, IO, 6.500%, 04/25/31	70
3,206	Series 2008-16, Class IS, IF, IO, 5.961%, 03/25/38	477
1,756	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	147

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,469	Series 2008-20, Class SA, IF, IO, 6.751%, 03/25/38	374
2,448	Series 2008-24, Class PF, VAR, 0.889%, 02/25/38	2,469
926	Series 2008-27, Class SN, IF, IO, 6.661%, 04/25/38	161
1,326	Series 2008-32, Class SA, IF, IO, 6.611%, 04/25/38	228
3,505	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	29
2,567	Series 2008-36, Class IA, IO, 4.500%, 10/25/22	143
382	Series 2008-44, Class PO, PO, 05/25/38	369
2,243	Series 2008-47, Class SI, IF, IO, 6.261%, 06/25/23	260
6,000	Series 2008-51, Class BC, 4.500%, 06/25/23	6,462
1,351	Series 2008-53, Class CI, IF, IO, 6.961%, 07/25/38	221
167	Series 2008-59, Class IG, IO, 5.500%, 11/25/34	3
2,000	Series 2008-70, Class BY, 4.000%, 08/25/23	2,181
1,638	Series 2008-76, Class GF, VAR, 0.889%, 09/25/23	1,656
3,526	Series 2008-77, Class DG, 5.000%, 09/25/23	3,930
591	Series 2008-80, Class GP, 6.250%, 09/25/38	662
2,484	Series 2008-80, Class SA, IF, IO, 5.611%, 09/25/38	328
1,116	Series 2008-81, Class SB, IF, IO, 5.611%, 09/25/38	155
2,000	Series 2008-95, Class BA, 5.000%, 01/25/24	2,317
553	Series 2009-4, Class BD, 4.500%, 02/25/39	592
1,138	Series 2009-6, Class GS, IF, IO, 6.311%, 02/25/39	221
2,427	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	245
1,931	Series 2009-12, Class IO, IO, 4.500%, 03/25/24	140
568	Series 2009-12, Class NI, IO, 5.500%, 08/25/22	16
1,133	Series 2009-14, Class YI, IO, 5.000%, 07/25/22	40
3,944	Series 2009-17, Class QS, IF, IO, 6.411%, 03/25/39	617
2,500	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	677
796	Series 2009-47, Class MT, 7.000%, 07/25/39	910
3,206	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	396
9,471	Series 2009-60, Class HT, 6.000%, 08/25/39	10,645
2,094	Series 2009-62, Class HJ, 6.000%, 05/25/39	2,304
467	Series 2009-63, Class P, 5.000%, 03/25/37	520
825	Series 2009-69, Class PO, PO, 09/25/39	798
592	Series 2009-79, Class UA, 7.000%, 03/25/38	677
3,227	Series 2009-84, Class WS, IF, IO, 5.661%, 10/25/39	412
3,080	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	400
3,196	Series 2009-86, Class OT, PO, 10/25/37	3,013
6,062	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	302
1,707	Series 2009-92, Class AD, 6.000%, 11/25/39	1,897
1,845	Series 2009-99, Class SC, IF, IO, 5.941%, 12/25/39	223
1,482	Series 2009-99, Class WA, VAR, 6.310%, 12/25/39	1,680
5,448	Series 2009-103, Class MB, VAR, 4.027%, 12/25/39	5,826
3,635	Series 2009-112, Class ST, IF, IO, 6.011%, 01/25/40	428
6,997	Series 2009-113, Class LB, VAR, 6.633%, 01/25/40	8,196
4,843	Series 2010-1, Class WA, VAR, 6.150%, 02/25/40 (m)	5,519
4,477	Series 2010-9, Class MB, 5.000%, 05/25/32	4,975
2,787	Series 2010-16, Class WA, VAR, 6.445%, 03/25/40	3,196
5,560	Series 2010-16, Class WB, VAR, 6.208%, 03/25/40	6,369
2,976	Series 2010-23, Class KS, IF, IO, 6.861%, 02/25/40	411
3,907	Series 2010-35, Class SB, IF, IO, 6.181%, 04/25/40	474
1,114	Series 2010-39, Class OT, PO, 10/25/35	1,068
2,286	Series 2010-40, Class FJ, VAR, 0.839%, 04/25/40	2,297
2,099	Series 2010-42, Class S, IF, IO, 6.161%, 05/25/40	277
2,575	Series 2010-43, Class FD, VAR, 0.839%, 05/25/40	2,592

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
2,000		Series 2010-45, Class BD, 4.500%, 11/25/38	2,146
2,123		Series 2010-47, Class AV, 5.000%, 05/25/21	2,327
2,340		Series 2010-49, Class SC, IF, 12.183%, 03/25/40	2,811
1,434		Series 2010-61, Class WA, VAR, 5.950%, 06/25/40	1,617
9,121		Series 2010-64, Class DM, 5.000%, 06/25/40 (m)	9,862
7,170		Series 2010-68, Class SA, IF, IO, 4.761%, 07/25/40	985
1,923		Series 2010-71, Class HJ, 5.500%, 07/25/40	2,122
295		Series 2010-102, Class HZ, 4.000%, 09/25/50	296
10,117		Series 2010-103, Class SB, IF, IO, 5.861%, 11/25/49	1,570
11,620		Series 2010-111, Class AE, 5.500%, 04/25/38	12,408
2,000		Series 2010-111, Class AM, 5.500%, 10/25/40	2,424
7,329		Series 2010-111, Class WA, VAR, 6.036%, 10/25/40	8,417
7,037		Series 2010-125, Class SA, IF, IO, 4.201%, 11/25/40	743
2,721		Series 2010-130, Class CY, 4.500%, 11/25/40	3,058
5,059		Series 2010-133, Class A, 5.500%, 05/25/38	5,435
2,843		Series 2010-141, Class FA, VAR, 0.739%, 12/25/40	2,846
3,525		Series 2010-148, Class MA, 4.000%, 02/25/39	3,736
2,369		Series 2011-2, Class WA, VAR, 5.751%, 02/25/51	2,579
1,870		Series 2011-18, Class VN, 4.000%, 10/25/25	2,050
1,674		Series 2011-20, Class MW, 5.000%, 03/25/41	2,024
9,891		Series 2011-21, Class CV, 4.500%, 09/25/26	10,850
8,988		Series 2011-30, Class LS, IO, VAR, 4.669%, 04/25/41	621
8,587		Series 2011-39, Class ZA, 6.000%, 11/25/32	9,616
2,430		Series 2011-43, Class WA, VAR, 5.890%, 05/25/51	2,689
3,169		Series 2011-47, Class ZA, 5.500%, 07/25/38	3,607
3,718		Series 2011-56, Class VA, 5.000%, 09/25/40	4,216
7,135		Series 2011-58, Class WA, VAR, 5.421%, 07/25/51	7,590
1,134		Series 2011-75, Class FA, VAR, 0.789%, 08/25/41	1,140
5,009		Series 2011-118, Class LB, 7.000%, 11/25/41	5,917
9,741		Series 2011-118, Class MT, 7.000%, 11/25/41	11,997
10,511		Series 2011-118, Class NT, 7.000%, 11/25/41	12,312
8,973		Series 2011-124, Class JF, VAR, 0.639%, 02/25/41	8,975
2,599		Series 2011-149, Class EF, VAR, 0.739%, 07/25/41	2,602
3,861		Series 2011-149, Class MF, VAR, 0.739%, 11/25/41	3,864
3,553		Series 2012-3, Class PF, VAR, 0.639%, 04/25/40	3,554
2,951		Series 2012-14, Class FB, VAR, 0.689%, 08/25/37	2,953
6,635		Series 2012-14, Class FL, VAR, 0.689%, 12/25/40	6,649
9,551		Series 2012-21, Class WA, VAR, 5.616%, 03/25/52	10,327
19,790		Series 2012-47, Class HF, VAR, 0.639%, 05/25/27	19,832
9,876		Series 2012-66, Class HF, VAR, 0.550%, 03/25/41	9,874
91		Series G92-7, Class JQ, 8.500%, 01/25/22	104
17		Series G92-12, Class B, 7.700%, 02/25/22	19
25		Series G92-14, Class Z, 7.000%, 02/25/22	28
–	(h)	Series G92-27, Class SQ, HB, IF, 1,737.650%, 05/25/22	14
19		Series G92-42, Class Z, 7.000%, 07/25/22	22
499		Series G92-44, Class ZQ, 8.000%, 07/25/22	562
100		Series G92-54, Class ZQ, 7.500%, 09/25/22	113
179		Series G92-61, Class Z, 7.000%, 10/25/22	210
19		Series G92-62, Class B, PO, 10/25/22	18
120		Series G93-1, Class KA, 7.900%, 01/25/23	137
80		Series G93-17, Class SI, IF, 6.000%, 04/25/23	91
640		Series G94-7, Class PJ, 7.500%, 05/17/24	751
108		Series G97-2, Class ZA, 8.500%, 02/17/27	125
		Federal National Mortgage Association STRIPS,
8		Series 23, Class 2, IO, 10.000%, 09/01/17	1
6		Series 59, Class 2, IO, 9.500%, 07/01/17	1

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
412	Series 213, Class 2, IO, 8.000%, 03/01/23	92
14	Series 265, Class 2, 9.000%, 03/01/24	17
30	Series 285, Class 1, PO, 02/01/27	27
879	Series 293, Class 1, PO, 12/01/24	824
794	Series 300, Class 1, PO, 09/01/24	743
741	Series 331, Class 13, IO, 7.000%, 11/01/32	137
1,633	Series 339, Class 18, IO, 4.500%, 07/01/18	122
1,602	Series 339, Class 21, IO, 4.500%, 07/01/18	117
1,444	Series 339, Class 28, IO, 5.500%, 07/01/18	132
2,893	Series 345, Class 24, IO, VAR, 5.000%, 08/01/22	259
643	Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	77
1,175	Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	155
1,608	Series 356, Class 3, IO, 5.000%, 01/01/35	211
2,564	Series 356, Class 39, IO, 5.000%, 01/01/20	253
2,557	Series 365, Class 8, IO, 5.500%, 05/01/36	336
445	Series 368, Class 3, IO, 4.500%, 11/01/20	39
936	Series 374, Class 5, IO, 5.500%, 08/01/36	121
2,884	Series 383, Class 32, IO, 6.000%, 01/01/38	393
323	Series 393, Class 6, IO, 5.500%, 04/25/37	40
	Federal National Mortgage Association Whole Loan,
1,845	Series 2001-W3, Class A, VAR, 7.000%, 09/25/41	2,137
8,348	Series 2002-W10, Class IO, IO, VAR, 0.984%, 08/25/42	199
551	Series 2003-W1, Class 1A1, VAR, 6.254%, 12/25/42	633
319	Series 2003-W1, Class 2A, VAR, 7.051%, 12/25/42	375
548	Series 2003-W18, Class 1A6, 5.370%, 08/25/43	567
552	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	643
111	Series 2003-W4, Class 2A, VAR, 6.489%, 10/25/42	125
553	Series 2003-W8, Class 2A, 7.000%, 10/25/42	644
624	Series 2003-W8, Class 3F1, VAR, 0.639%, 05/25/42	621
838	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	1,012
1,276	Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,521
1,058	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,221
1,345	Series 2004-W4, Class A7, 5.500%, 06/25/34	1,502
2,077	Series 2005-W3, Class 2AF, VAR, 0.459%, 03/25/45	2,065
874	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	975
3,896	Series 2005-W4, Class 3A, VAR, 2.402%, 06/25/35	4,095
1,156	Series 2006-W2, Class 1AF1, VAR, 0.459%, 02/25/36	1,148
767	Series 2006-W3, Class 1AF1, VAR, 0.479%, 10/25/46	764
915	Series 2006-W3, Class 2A, 6.000%, 09/25/46	1,031
11,202	Series 2007-W1, Class 1AF1, VAR, 0.499%, 11/25/46 (m)	11,155
2,966	Series 2007-W2, Class 1A1, VAR, 0.559%, 03/25/37	2,955
1,784	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	1,964
287	Series 2007-W7, Class 1A4, HB, IF, 37.747%, 07/25/37	510
5,982	Series 2009-W1, Class A, 6.000%, 12/25/49	6,870
	Government National Mortgage Association,
82	Series 1994-4, Class KQ, 7.988%, 07/16/24	96
1,231	Series 1994-7, Class PQ, 6.500%, 10/16/24	1,445
180	Series 1996-16, Class E, 7.500%, 08/16/26 (m)	208
37	Series 1997-2, Class E, 7.500%, 02/20/27	42
73	Series 1998-26, Class K, 7.500%, 09/17/25	84
404	Series 1999-4, Class ZB, 6.000%, 02/20/29	461
132	Series 1999-41, Class Z, 8.000%, 11/16/29	155
15	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	18
80	Series 1999-44, Class PC, 7.500%, 12/20/29	92
366	Series 1999-44, Class ZG, 8.000%, 12/20/29	429
220	Series 2000-6, Class Z, 7.500%, 02/20/30	255
347	Series 2000-7, Class ST, HB, IF, 38.306%, 01/16/30	763
156	Series 2000-9, Class Z, 8.000%, 06/20/30	193
844	Series 2000-9, Class ZJ, 8.500%, 02/16/30	1,023
631	Series 2000-10, Class ZP, 7.500%, 02/16/30	689
333	Series 2000-12, Class ST, HB, IF, 38.306%, 02/16/30	740

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
80	Series 2000-16, Class ZN, 7.500%, 02/16/30	85
788	Series 2000-21, Class Z, 9.000%, 03/16/30	1,010
117	Series 2000-26, Class Z, 7.750%, 09/20/30	136
47	Series 2000-36, Class HC, 7.330%, 11/20/30	55
28	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	13
1,373	Series 2001-21, Class PE, 6.500%, 05/16/31	1,605
233	Series 2001-31, Class SJ, HB, IF, 27.161%, 02/20/31	453
17	Series 2001-32, Class WA, IF, 19.526%, 07/20/31	30
162	Series 2001-35, Class SA, IF, IO, 8.011%, 08/16/31	40
149	Series 2001-36, Class S, IF, IO, 7.811%, 08/16/31	37
733	Series 2001-53, Class SR, IF, IO, 7.910%, 10/20/31	72
53	Series 2001-55, Class SF, HB, IF, 25.448%, 11/20/31	97
700	Series 2002-4, Class TD, 7.000%, 01/20/32	806
164	Series 2002-7, Class PG, 6.500%, 01/20/32	193
648	Series 2002-24, Class AG, IF, IO, 7.711%, 04/16/32	142
168	Series 2002-24, Class SB, IF, 11.567%, 04/16/32	229
478	Series 2002-24, Class Z, 8.500%, 04/16/32	560
1,254	Series 2002-31, Class SE, IF, IO, 7.261%, 04/16/30	234
52	Series 2002-33, Class SY, IF, 9.000%, 02/26/23	62
418	Series 2002-40, Class UK, 6.500%, 06/20/32	492
118	Series 2002-41, Class LS, IF, 9.000%, 06/16/32	147
246	Series 2002-45, Class QE, 6.500%, 06/20/32	285
296	Series 2002-47, Class PG, 6.500%, 07/16/32	349
42	Series 2002-51, Class SG, HB, IF, 31.461%, 04/20/31	83
164	Series 2002-54, Class GB, 6.500%, 08/20/32	188
170	Series 2002-69, Class PO, PO, 02/20/32	168
328	Series 2002-70, Class PS, IF, IO, 7.460%, 08/20/32	34
227	Series 2002-92, Class TK, IO, 5.500%, 05/16/31	2
166	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	4
186	Series 2003-4, Class NY, 5.500%, 12/20/13	193
294	Series 2003-8, Class PO, PO, 01/16/32	290
1,459	Series 2003-11, Class SK, IF, IO, 7.461%, 02/16/33	294
4,539	Series 2003-12, Class VI, IO, 5.500%, 10/17/22	456
37	Series 2003-24, Class PO, PO, 03/16/33	32
297	Series 2003-34, Class TO, PO, 02/16/32	293
1,353	Series 2003-41, Class ID, IO, 5.500%, 05/20/33	220
1,829	Series 2003-46, Class IH, IO, 5.500%, 12/20/32	159
1,865	Series 2003-60, Class ZN, 5.000%, 07/16/33	2,249
314	Series 2003-76, Class LS, IF, IO, 6.960%, 09/20/31	16
87	Series 2003-90, Class PO, PO, 10/20/33	78
1,251	Series 2003-112, Class SA, IF, IO, 6.311%, 12/16/33	208
6,000	Series 2003-112, Class TS, IF, IO, 6.710%, 10/20/32	558
3,742	Series 2004-11, Class SW, IF, IO, 5.260%, 02/20/34	504
209	Series 2004-15, Class SA, IF, 19.003%, 12/20/32	256
246	Series 2004-28, Class S, IF, 19.006%, 04/16/34	384
740	Series 2004-34, Class SZ, IF, 7.500%, 02/20/34	765
500	Series 2004-46, Class AO, PO, 06/20/34	469
3,012	Series 2004-59, Class SG, IF, IO, 6.260%, 07/20/34	533
616	Series 2004-68, Class PO, PO, 05/20/31	608
159	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	172
243	Series 2004-73, Class AE, IF, 14.363%, 08/17/34	303
3,802	Series 2004-73, Class JL, IF, IO, 6.311%, 09/16/34	617
757	Series 2004-85, Class PO, PO, 01/17/33	743
1,780	Series 2004-90, Class SI, IF, IO, 5.860%, 10/20/34	279
1,469	Series 2005-3, Class SB, IF, IO, 5.860%, 01/20/35	230
2,973	Series 2005-17, Class SL, IF, IO, 6.460%, 07/20/34	508

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
700	Series 2005-26, Class VI, IO, 5.500%, 01/20/35	131
248	Series 2005-35, Class FL, VAR, 0.590%, 03/20/32	248
3,287	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	871
756	Series 2005-68, Class DP, IF, 15.858%, 06/17/35	1,109
3,876	Series 2005-68, Class KI, IF, IO, 6.060%, 09/20/35	629
1,093	Series 2005-69, Class SY, IF, IO, 6.510%, 11/20/33	174
1,442	Series 2005-72, Class AZ, 5.500%, 09/20/35	1,775
1,530	Series 2005-85, Class IO, IO, 5.500%, 11/16/35	236
144	Series 2005-93, Class JO, PO, 03/20/31	143
704	Series 2006-16, Class OP, PO, 03/20/36	632
524	Series 2006-22, Class AO, PO, 05/20/36	498
502	Series 2006-34, Class PO, PO, 07/20/36	479
3,382	Series 2006-38, Class SG, IF, IO, 6.410%, 09/20/33	231
1,955	Series 2006-38, Class SW, IF, IO, 6.260%, 06/20/36	246
593	Series 2006-59, Class SD, IF, IO, 6.460%, 10/20/36	90
2,055	Series 2007-9, Class DI, IF, IO, 6.270%, 03/20/37	341
748	Series 2007-17, Class AF, VAR, 0.439%, 04/16/37	748
3,398	Series 2007-17, Class JI, IF, IO, 6.571%, 04/16/37	577
467	Series 2007-17, Class JO, PO, 04/16/37	415
408	Series 2007-25, Class FN, VAR, 0.539%, 05/16/37	407
2,590	Series 2007-26, Class SC, IF, IO, 5.960%, 05/20/37	370
6,277	Series 2007-26, Class SW, IF, IO, 5.960%, 05/20/37	1,000
920	Series 2007-27, Class MI, IO, 5.500%, 09/20/36	90
119	Series 2007-28, Class BO, PO, 05/20/37	113
3,092	Series 2007-31, Class AO, PO, 05/16/37	2,718
146	Series 2007-35, Class TO, PO, 04/20/35	144
109	Series 2007-36, Class HO, PO, 06/16/37	99
2,171	Series 2007-36, Class SE, IF, IO, 6.231%, 06/16/37	368
3,486	Series 2007-36, Class SG, IF, IO, 6.230%, 06/20/37	562
1,977	Series 2007-40, Class SD, IF, IO, 6.510%, 07/20/37	324
1,971	Series 2007-42, Class SB, IF, IO, 6.510%, 07/20/37	313
833	Series 2007-45, Class QA, IF, IO, 6.400%, 07/20/37	133
1,835	Series 2007-50, Class AI, IF, IO, 6.535%, 08/20/37	289
368	Series 2007-53, Class SW, IF, 19.486%, 09/20/37	542
2,298	Series 2007-57, Class PO, PO, 03/20/37	2,232
1,830	Series 2007-57, Class QA, IF, IO, 6.260%, 10/20/37	276
1,614	Series 2007-70, Class TA, 5.750%, 08/20/36	1,684
2,479	Series 2007-71, Class SB, IF, IO, 6.460%, 07/20/36	292
3,778	Series 2007-74, Class SL, IF, IO, 6.301%, 11/16/37	658
1,774	Series 2007-76, Class SA, IF, IO, 6.290%, 11/20/37	271
2,689	Series 2007-79, Class SY, IF, IO, 6.310%, 12/20/37	434
920	Series 2007-81, Class SP, IF, IO, 6.410%, 12/20/37	149
723	Series 2007-82, Class SA, IF, IO, 6.290%, 12/20/37	116
384	Series 2008-1, Class PO, PO, 01/20/38	368
1,267	Series 2008-2, Class MS, IF, IO, 6.921%, 01/16/38	200
939	Series 2008-10, Class S, IF, IO, 5.590%, 02/20/38	137
3,575	Series 2008-13, Class PI, IO, 5.500%, 02/16/38	511
844	Series 2008-20, Class PO, PO, 09/20/37	815
766	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	56
1,932	Series 2008-25, Class SB, IF, IO, 6.660%, 03/20/38	288
834	Series 2008-29, Class PO, PO, 02/17/33	779
2,167	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	257
831	Series 2008-33, Class XS, IF, IO, 7.461%, 04/16/38	126
1,500	Series 2008-36, Class AY, 5.000%, 04/16/23	1,764
2,041	Series 2008-36, Class SH, IF, IO, 6.060%, 04/20/38	331
5,146	Series 2008-40, Class SA, IF, IO, 6.161%, 05/16/38	1,039

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,190	Series 2008-41, Class SA, IF, IO, 6.100%, 05/20/38	336
706	Series 2008-47, Class V, 5.500%, 05/16/19	811
1,278	Series 2008-55, Class SA, IF, IO, 5.960%, 06/20/38	191
1,038	Series 2008-60, Class PO, PO, 01/20/38	1,006
5,555	Series 2008-62, Class SA, IF, IO, 5.910%, 07/20/38	780
2,365	Series 2008-64, Class ED, 6.500%, 04/20/28	2,591
3,000	Series 2008-65, Class ME, 5.750%, 09/20/37	3,310
590	Series 2008-71, Class SC, IF, IO, 5.760%, 08/20/38	78
1,539	Series 2008-93, Class AS, IF, IO, 5.460%, 12/20/38	203
4,813	Series 2008-95, Class DS, IF, IO, 7.060%, 12/20/38	762
1,279	Series 2008-96, Class SL, IF, IO, 5.760%, 12/20/38	178
1,921	Series 2009-6, Class SA, IF, IO, 5.861%, 02/16/39	241
2,932	Series 2009-10, Class SA, IF, IO, 5.710%, 02/20/39	399
2,409	Series 2009-10, Class SL, IF, IO, 6.261%, 03/16/34	270
5,000	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	1,407
1,583	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	295
1,718	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	313
2,266	Series 2009-24, Class DS, IF, IO, 6.060%, 03/20/39	263
1,195	Series 2009-25, Class SE, IF, IO, 7.360%, 09/20/38	170
946	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	138
1,591	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	234
1,197	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	74
4,034	Series 2009-42, Class SC, IF, IO, 5.840%, 06/20/39	581
2,073	Series 2009-43, Class SA, IF, IO, 5.710%, 06/20/39	258
788	Series 2009-44, Class VA, 5.500%, 05/16/20	862
4,465	Series 2009-64, Class SN, IF, IO, 5.861%, 07/16/39	596
845	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	112
3,555	Series 2009-67, Class SA, IF, IO, 5.811%, 08/16/39	435
4,525	Series 2009-72, Class SM, IF, IO, 6.011%, 08/16/39	563
755	Series 2009-79, Class OK, PO, 11/16/37	682
4,203	Series 2009-83, Class TS, IF, IO, 5.860%, 08/20/39	540
8,455	Series 2009-102, Class SM, IF, IO, 6.161%, 06/16/39	1,016
1,494	Series 2009-104, Class AB, 7.000%, 08/16/39	1,831
4,086	Series 2009-106, Class AS, IF, IO, 6.161%, 11/16/39	674
5,145	Series 2009-106, Class ST, IF, IO, 5.760%, 02/20/38	758
2,579	Series 2009-121, Class VA, 5.500%, 11/20/20	2,978
612	Series 2010-14, Class AO, PO, 12/20/32	594
651	Series 2010-14, Class BO, PO, 11/20/35	608
2,500	Series 2010-14, Class CO, PO, 08/20/35	2,207
4,725	Series 2010-14, Class QP, 6.000%, 12/20/39	5,155
3,601	Series 2010-41, Class WA, VAR, 5.851%, 10/20/33	4,062
2,215	Series 2010-103, Class WA, VAR, 5.759%, 08/20/34	2,531
2,298	Series 2010-129, Class AW, VAR, 6.136%, 04/20/37	2,628
2,831	Series 2010-130, Class CP, 7.000%, 10/16/40	3,330
5,089	Series 2010-157, Class OP, PO, 12/20/40	4,487
2,703	Series 2011-17, Class FP, VAR, 0.640%, 09/20/40	2,708
5,127	Series 2011-22, Class WA, VAR, 5.947%, 02/20/37	5,781
1,479	Series 2011-56, Class BI, IO, 4.500%, 04/16/41	25
7,124	Series 2011-97, Class WA, VAR, 6.060%, 11/20/38	8,107
9,291	Series 2011-137, Class WA, VAR, 5.543%, 07/20/40	10,503
8,567	Series 2011-163, Class WA, VAR, 5.759%, 12/20/38	9,522
11,455	Series 2012-24, Class WA, VAR, 5.629%, 07/20/41	12,989
11,839	Series 2012-52, Class WA, VAR, 6.126%, 04/20/38	13,778

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,662	Series 2012-59, Class WA, VAR, 5.583%, 08/20/38	4,182
11,000	Series 2012-61, Class FM, VAR, 0.695%, 05/16/42	10,990
25,889	Series 2012-H10, Class FA, VAR, 0.790%, 12/20/61	25,859
	NCUA Guaranteed Notes,
2,460	Series 2010-C1, Class A2, 2.900%, 10/29/20	2,608
7,508	Series 2010-C1, Class APT, 2.650%, 10/29/20	7,853
3,577	Series 2010-R3, Class 1A, VAR, 0.799%, 12/08/20	3,592
1,148	Series 2010-R3, Class 3A, 2.400%, 12/08/20	1,175
	Vendee Mortgage Trust,
5,574	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	6,322
716	Series 1996-1, Class 1Z, 6.750%, 02/15/26	836
411	Series 1996-2, Class 1Z, 6.750%, 06/15/26	487
808	Series 1997-1, Class 2Z, 7.500%, 02/15/27	958
603	Series 1998-1, Class 2E, 7.000%, 03/15/28	726

		1,349,673

	Non-Agency CMO — 17.5%
	American General Mortgage Loan Trust,
1,336	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	1,405
4,000	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	4,035
3,000	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	3,051
5,300	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	5,430
1,810	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	1,850
1,346	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	1,420
1,900	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	1,992
900	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	926
1,712	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.361%, 09/25/35	609
	ASG Resecuritization Trust,
1,029	Series 2009-1, Class A60, VAR, 3.671%, 06/26/37 (e)	1,024
1,283	Series 2009-2, Class A55, VAR, 5.191%, 05/24/36 (e)	1,271
1,288	Series 2009-2, Class G60, VAR, 5.191%, 05/24/36 (e)	1,251
3,637	Series 2009-3, Class A65, VAR, 2.674%, 03/26/37 (e)	3,579
3,568	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	3,693
2,448	Series 2010-1, Class A85, VAR, 0.639%, 02/27/36 (e)	2,350
6,874	Series 2010-2, Class A60, VAR, 2.173%, 01/28/37 (e)	6,771
1,591	Series 2010-3, Class 2A22, VAR, 0.434%, 10/28/36 (e)	1,551
437	Series 2010-4, Class 2A20, VAR, 0.387%, 11/28/36 (e)	424
984	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	1,014
2,229	Series 2011-1, Class 3A50, VAR, 2.713%, 11/28/35 (e) (f) (i)	2,152
1,527	Series 2011-2, Class A48S, HB, IF, 23.282%, 02/28/36 (e)	2,092
	Banc of America Alternative Loan Trust,
278	Series 2003-3, Class APO, PO, 05/25/33	196
1,172	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	1,193
1,674	Series 2003-7, Class 2A4, 5.000%, 09/25/18	1,717
669	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	688
728	Series 2003-11, Class 2A1, 6.000%, 01/25/34	762
371	Series 2003-11, Class PO, PO, 01/25/34	263
982	Series 2004-1, Class 1A1, 6.000%, 02/25/34	1,026
289	Series 2004-1, Class 5A1, 5.500%, 02/25/19	294
649	Series 2004-6, Class 3A2, 6.000%, 07/25/34	663
3,750	Series 2005-1, Class CBIO, IO, 5.500%, 02/25/35	632
3,212	Series 2005-12, Class CBIO, IO, 5.750%, 01/25/36	606
	Banc of America Funding Corp.,
314	Series 2004-1, Class PO, PO, 03/25/34	244
1,461	Series 2004-3, Class 1A1, 5.500%, 10/25/34	1,498
1,012	Series 2004-C, Class 1A1, VAR, 5.040%, 12/20/34	997
1,691	Series 2005-1, Class 30IO, IO, 5.500%, 02/25/35	247
333	Series 2005-4, Class 30PO, PO, 08/25/35	250

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
990	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,000
123	Series 2005-7, Class 30PO, PO, 11/25/35	95
600	Series 2005-8, Class 30PO, PO, 01/25/36	439
2,740	Series 2005-E, Class 4A1, VAR, 2.658%, 03/20/35	2,517
3,162	Series 2010-R11A, Class 1A6, VAR, 5.369%, 08/26/35 (e)	3,332
495	Series 2010-R4, Class 5A1, VAR, 0.389%, 07/26/36 (e)	483
2,254	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	2,336
	Banc of America Mortgage Securities, Inc.,
1,626	Series 2003-3, Class 1A7, 5.500%, 05/25/33	1,670
288	Series 2003-3, Class 2A1, VAR, 0.789%, 05/25/18	276
844	Series 2003-6, Class 2A1, VAR, 0.689%, 08/25/18	810
692	Series 2003-8, Class 2A5, 5.000%, 11/25/18	719
137	Series 2003-8, Class APO, PO, 11/25/33	129
176	Series 2003-9, Class 1A2, PO, 12/25/33	127
1,262	Series 2003-A, Class 4A1, VAR, 2.997%, 02/25/33	1,122
864	Series 2003-C, Class 3A1, VAR, 3.091%, 04/25/33	867
1,838	Series 2003-E, Class 2A2, VAR, 3.054%, 06/25/33	1,792
1,762	Series 2003-J, Class 3A2, VAR, 2.826%, 11/25/33	1,657
2,555	Series 2004-3, Class 15IO, IO, VAR, 0.251%, 04/25/19	11
3,000	Series 2004-3, Class 1A26, 5.500%, 04/25/34	3,074
175	Series 2004-4, Class APO, PO, 05/25/34	166
19,880	Series 2004-5, Class 15IO, IO, VAR, 0.251%, 06/25/19	92
2,295	Series 2004-6, Class 1A3, 5.500%, 05/25/34	2,405
234	Series 2004-6, Class APO, PO, 07/25/34	220
130	Series 2004-9, Class 3A1, 6.500%, 09/25/32	137
1,324	Series 2004-C, Class 2A2, VAR, 3.131%, 04/25/34	1,292
1,173	Series 2004-J, Class 3A1, VAR, 2.913%, 11/25/34	1,059
	BCAP LLC Trust,
931	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	940
118	Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	118
1,501	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	1,463
2,000	Series 2009-RR14, Class 3A2, VAR, 2.749%, 08/26/35 (e)	1,860
928	Series 2009-RR14, Class 4A1, VAR, 2.819%, 03/26/36 (e)	925
1,633	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	1,666
826	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	838
1,368	Series 2010-RR12, Class 4A5, VAR, 2.744%, 10/26/36 (e)	1,361
750	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e) (f) (i)	742
634	Series 2010-RR4, Class 2A1, VAR, 0.989%, 06/26/37 (e)	591
560	Series 2010-RR5, Class 1A4, VAR, 5.000%, 11/26/37 (e)	550
3,014	Series 2010-RR5, Class 2A5, VAR, 5.099%, 04/26/37 (e)	2,999
760	Series 2010-RR6, Class 5A1, VAR, 5.500%, 11/26/37 (e)	757
1,641	Series 2010-RR7, Class 15A1, VAR, 1.039%, 01/26/36 (e)	1,550
1,510	Series 2010-RR7, Class 16A1, VAR, 0.852%, 02/26/47 (e)	1,405
2,924	Series 2010-RR7, Class 1A5, VAR, 5.019%, 04/26/35 (e)	2,853
5,734	Series 2010-RR7, Class 2A1, VAR, 3.890%, 07/26/45 (e)	5,377
1,099	Series 2010-RR8, Class 3A3, VAR, 5.078%, 05/26/35 (e)	1,103
1,500	Series 2010-RR8, Class 3A4, VAR, 5.078%, 05/26/35 (e)	1,340
1,869	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	1,870
2,151	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	2,164
3,247	Series 2011-RR10, Class 2A1, VAR, 0.000%, 09/26/37 (e)	2,846
2,132	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e) (f) (i)	2,034
3,192	Series 2011-RR5, Class 11A3, VAR, 0.389%, 05/28/36 (e)	2,822

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,238	Series 2011-RR5, Class 14A3, VAR, 2.796%, 07/26/36 (e) (f) (i)	2,123
1,910	Series 2012-RR1, Class 5A1, VAR, 7.214%, 07/26/37 (e) (f) (i)	1,975
5,127	Series 2012-RR2, Class 1A1, VAR, 0.409%, 08/26/36 (e) (f) (i)	4,853
6,387	Series 2012-RR3, Class 2A5, 4.929%, 05/26/37 (e)	6,291
3,000	Series 2012-RR4, Class 8A3, VAR, 0.470%, 06/26/47 (e)	2,667
	Bear Stearns Adjustable Rate Mortgage Trust,
749	Series 2003-4, Class 3A1, VAR, 4.984%, 07/25/33	745
307	Series 2003-7, Class 3A, VAR, 2.679%, 10/25/33	301
858	Series 2004-1, Class 12A1, VAR, 3.031%, 04/25/34	739
1,070	Series 2004-2, Class 14A, VAR, 5.083%, 05/25/34	1,064
2,157	Series 2005-5, Class A1, VAR, 2.220%, 08/25/35	2,080
2,845	Series 2006-1, Class A1, VAR, 2.520%, 02/25/36	2,509
902	Bear Stearns Alt-A Trust, Series 2005-2, Class 1A1, VAR, 0.739%, 03/25/35	767
1,372	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.250%, 10/25/33	1,393
307	Cendant Mortgage Corp., Series 2003-9, Class 1P, PO, 11/25/33	290
	Chase Mortgage Finance Corp.,
357	Series 2003-S10, Class AP, PO, 11/25/18	357
288	Series 2003-S2, Class A1, 5.000%, 03/25/18	295
245	Series 2003-S6, Class A1, 5.000%, 06/25/18	251
526	Series 2004-S3, Class 2A5, 5.500%, 03/25/34	548
3,870	Series 2007-A1, Class 1A3, VAR, 2.873%, 02/25/37	3,881
657	Series 2007-A1, Class 2A1, VAR, 2.854%, 02/25/37	655
855	Series 2007-A1, Class 7A1, VAR, 2.786%, 02/25/37	830
919	Series 2007-A1, Class 9A1, VAR, 2.814%, 02/25/37	905
1,685	Series 2007-A2, Class 2A1, VAR, 2.770%, 07/25/37	1,715
	Citicorp Mortgage Securities, Inc.,
238	Series 2003-8, Class APO, PO, 08/25/33	225
754	Series 2004-1, Class 3A1, 4.750%, 01/25/34	766
1,425	Series 2004-4, Class A4, 5.500%, 06/25/34	1,495
976	Series 2004-5, Class 2A5, 4.500%, 08/25/34	1,014
238	Series 2005-6, Class APO, PO, 09/25/35	192
	Citigroup Mortgage Loan Trust, Inc.,
637	Series 2003-1, Class 2A5, 5.250%, 10/25/33	651
261	Series 2003-1, Class PO3, PO, 09/25/33	246
42	Series 2003-1, Class WA2, 6.500%, 06/25/31	44
46	Series 2003-1, Class WPO2, PO, 06/25/31	44
75	Series 2003-UP3, Class A3, 7.000%, 09/25/33	78
418	Series 2003-UST1, Class A1, 5.500%, 12/25/18	437
68	Series 2003-UST1, Class PO1, PO, 12/25/18	68
74	Series 2003-UST1, Class PO2, PO, 12/25/18	73
28	Series 2003-UST1, Class PO3, PO, 12/25/18	28
652	Series 2004-UST1, Class A3, VAR, 2.411%, 08/25/34	649
547	Series 2004-UST1, Class A6, VAR, 5.070%, 08/25/34	554
353	Series 2005-1, Class 2A1A, VAR, 2.788%, 04/25/35	222
1,205	Series 2005-2, Class 2A11, 5.500%, 05/25/35	1,178
980	Series 2005-5, Class 1A2, VAR, 3.032%, 08/25/35	558
2,861	Series 2008-AR4, Class 1A1A, VAR, 3.029%, 11/25/38 (e)	2,841
2,380	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	2,524
1,891	Series 2009-10, Class 1A1, VAR, 2.456%, 09/25/33 (e)	1,873
1,930	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	2,027
2,823	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	2,883
1,006	Series 2010-7, Class 10A1, VAR, 2.612%, 02/25/35 (e)	1,003
14,267	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	14,640

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
13,834	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	14,267
1,988	Series 2010-12, Class 4A1, VAR, 0.460%, 07/20/36 (e)	1,879
861	Series 2011-3, Class 1A1, VAR, 0.319%, 02/25/47 (e)	849
1,627	Series 2011-10, Class 4A1, VAR, 0.432%, 02/25/46 (e) (f) (i)	1,455
	Countrywide Alternative Loan Trust,
235	Series 2002-8, Class A4, 6.500%, 07/25/32	246
921	Series 2002-11, Class M, 6.500%, 10/25/32	886
300	Series 2003-6T2, Class A6, 5.500%, 06/25/33	286
253	Series 2003-J1, Class PO, PO, 10/25/33	239
1,657	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,598
1,635	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	1,677
123	Series 2004-J3, Class 4A1, 4.750%, 04/25/19	127
290	Series 2005-5R, Class A1, 5.250%, 12/25/18	293
2,260	Series 2005-1CB, Class 1A6, IF, IO, 6.861%, 03/25/35	398
8,416	Series 2005-20CB, Class 3A8, IF, IO, 4.511%, 07/25/35	973
6,297	Series 2005-22T1, Class A2, IF, IO, 4.831%, 06/25/35	756
26	Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	26
283	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	234
10,923	Series 2005-37T1, Class A2, IF, IO, 4.811%, 09/25/35	1,705
1,965	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	1,694
12,185	Series 2005-54CB, Class 1A2, IF, IO, 4.611%, 11/25/35	1,777
52	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	45
1,396	Series 2005-57CB, Class 3A2, IF, IO, 4.861%, 12/25/35	154
937	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	673
1,129	Series 2005-86CB, Class A11, 5.500%, 02/25/36	792
4,503	Series 2005-J1, Class 1A4, IF, IO, 4.861%, 02/25/35	559
27,375	Series 2006-7CB, Class 1A2, IF, IO, 5.061%, 05/25/36	4,592
1,209	Series 2006-26CB, Class A9, 6.500%, 09/25/36	780
	Countrywide Home Loan Mortgage Pass- Through Trust,
1,047	Series 2002-36, Class A22, 6.000%, 01/25/33	1,082
160	Series 2003-18, Class A12, 5.500%, 07/25/33	155
668	Series 2003-26, Class 1A6, 3.500%, 08/25/33	668
63	Series 2003-34, Class A6, 5.250%, 09/25/33	64
3,095	Series 2003-39, Class A6, 5.000%, 10/25/33	3,079
187	Series 2003-44, Class A9, PO, 10/25/33	187
105	Series 2003-J10, Class 2A1, 5.000%, 11/25/18	107
2,341	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	2,419
326	Series 2003-J7, Class 4A3, IF, 9.464%, 08/25/18	357
1,024	Series 2004-3, Class A26, 5.500%, 04/25/34	1,061
227	Series 2004-3, Class PO, PO, 04/25/34	215
2,188	Series 2004-5, Class 1A4, 5.500%, 06/25/34	2,280
237	Series 2004-7, Class 2A1, VAR, 2.989%, 06/25/34	219
1,403	Series 2004-13, Class 1A4, 5.500%, 08/25/34	1,433
333	Series 2004-28R, Class A1, 5.500%, 08/25/33	333
350	Series 2004-HYB1, Class 2A, VAR, 2.842%, 05/20/34	313
1,370	Series 2004-HYB3, Class 2A, VAR, 2.789%, 06/20/34	1,135
928	Series 2004-HYB6, Class A3, VAR, 2.642%, 11/20/34	750
393	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	405
1,166	Series 2005-16, Class A23, 5.500%, 09/25/35	1,136
2,498	Series 2005-22, Class 2A1, VAR, 2.705%, 11/25/35	1,760
7,302	Series 2007-4, Class 1A52, IF, IO, 5.161%, 05/25/37	1,142

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Credit Suisse Mortgage Capital Certificates,
2,547	Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	2,559
263	Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	262
1,150	Series 2010-16, Class A3, VAR, 4.250%, 06/25/50 (e)	1,051
2,250	Series 2010-16, Class A4, VAR, 4.250%, 06/25/50 (e)	1,775
1,030	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	1,031
776	Series 2010-1R, Class 5A1, VAR, 5.000%, 01/27/36 (e)	802
971	Series 2010-11R, Class A1, VAR, 1.239%, 06/28/47 (e)	941
508	Series 2010-12R, Class 14A1, VAR, 2.729%, 09/26/46 (e)	504
956	Series 2010-12R, Class 5A1, VAR, 3.000%, 04/26/37 (e)	949
482	Series 2010-15R, Class 7A1, VAR, 4.428%, 10/26/37 (e)	471
500	Series 2010-15R, Class 7A2, VAR, 4.428%, 10/26/37 (e)	470
5,434	Series 2011-1R, Class A1, VAR, 1.239%, 02/27/47 (e)	5,369
1,516	Series 2011-6R, Class 3A1, VAR, 2.829%, 07/28/36 (e)	1,391
5,927	Series 2011-7R, Class A1, VAR, 1.489%, 08/28/47 (e)	5,824
7,267	Series 2011-9R, Class A1, VAR, 2.239%, 03/27/46 (e)	7,217
5,873	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	5,875
2,270	Series 2012-2R, Class 2A1, VAR, 2.766%, 03/27/47 (e) (f) (i)	2,182
6,700	Series 2012-3R, Class 1A1, VAR, 3.250%, 07/27/37 (e)	6,719
	CS First Boston Mortgage Securities Corp.,
1,253	Series 2003-1, Class DB1, 6.564%, 02/25/33	1,307
944	Series 2003-21, Class 1A4, 5.250%, 09/25/33	960
3,902	Series 2003-27, Class 5A3, 5.250%, 11/25/33	4,031
1,520	Series 2003-27, Class 5A4, 5.250%, 11/25/33	1,579
848	Series 2003-29, Class 1A1, 6.500%, 12/25/33	881
580	Series 2003-29, Class 5A1, 7.000%, 12/25/33	619
1,246	Series 2003-AR15, Class 3A1, VAR, 2.960%, 06/25/33	1,151
1,349	Series 2004-4, Class 2A4, 5.500%, 09/25/34	1,412
1,000	Series 2004-5, Class 3A1, 5.250%, 08/25/19	1,028
1,495	Series 2004-8, Class 1A4, 5.500%, 12/25/34	1,578
1,342	Series 2004-8, Class 3A5, 5.500%, 12/25/34	1,391
2,886	Series 2005-4, Class 2X, IO, VAR, 5.500%, 06/25/35	449
2,091	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	260
832	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2005-1, Class 2A1, VAR, 5.610%, 02/25/20	859
	Deutsche Mortgage Securities, Inc.,
670	Series 2009-RS2, Class 4A1, VAR, 0.372%, 04/26/37 (e)	648
234	Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	234
877	Series 2010-RS2, Class A1, VAR, 1.489%, 06/28/47 (e)	877
135	FDIC Trust, Series 2011-N1, Class A1, 4.500%, 12/25/16 (e) (f) (i)	135
	First Horizon Alternative Mortgage Securities,
1,512	Series 2004-AA4, Class A1, VAR, 2.604%, 10/25/34	1,244
431	Series 2005-AA5, Class 1A2, VAR, 2.467%, 07/25/35	76
988	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	744
11,148	Series 2007-FA4, Class 1A2, IF, IO, 5.411%, 08/25/37	1,927
	First Horizon Asset Securities, Inc.,
180	Series 2003-7, Class 2A1, 4.500%, 09/25/18	186
261	Series 2003-8, Class 2A1, 4.500%, 09/25/18	266
2,204	Series 2003-9, Class 1A6, 5.500%, 11/25/33	2,239
599	Series 2004-AR2, Class 2A1, VAR, 2.626%, 05/25/34	576
217	Series 2004-AR7, Class 2A1, VAR, 2.616%, 02/25/35 (m)	211

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
685	Series 2004-AR7, Class 2A2, VAR, 2.616%, 02/25/35	632
1,306	Series 2005-AR1, Class 2A2, VAR, 2.625%, 04/25/35	1,254
	Freedom Trust,
731	Series 2011-3, Class A11, VAR, 4.982%, 09/01/51 (e)	729
2,500	Series 2011-4, Class A18, VAR, 3.517%, 03/25/37 (e)	2,481
	GMAC Mortgage Corp. Loan Trust,
906	Series 2003-AR1, Class A4, VAR, 3.039%, 10/19/33	904
2,474	Series 2003-AR2, Class 2A4, VAR, 2.991%, 12/19/33	2,444
159	Series 2003-J7, Class A10, 5.500%, 11/25/33	168
1,150	Series 2003-J7, Class A7, 5.000%, 11/25/33	1,198
177	Series 2003-J8, Class A, 5.250%, 12/25/33	183
1,242	Series 2004-J1, Class A20, 5.500%, 04/25/34	1,274
3,041	Series 2004-J5, Class A7, 6.500%, 01/25/35	3,119
1,088	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	1,119
383	Series 2005-AR3, Class 3A3, VAR, 3.283%, 06/19/35	379
3,424	Series 2005-AR3, Class 3A4, VAR, 3.283%, 06/19/35	2,949
	GSMPS Mortgage Loan Trust,
670	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	677
328	Series 2004-4, Class 1AF, VAR, 0.639%, 06/25/34 (e)	280
658	Series 2005-RP2, Class 1AF, VAR, 0.589%, 03/25/35 (e)	538
3,839	Series 2005-RP3, Class 1AF, VAR, 0.589%, 09/25/35 (e)	3,009
1,745	Series 2005-RP3, Class 1AS, IO, VAR, 5.079%, 09/25/35 (e)	265
3,614	Series 2006-RP2, Class 1AS2, IF, IO, 5.830%, 04/25/36 (e)	500
	GSR Mortgage Loan Trust,
413	Series 2003-13, Class 1A1, VAR, 4.441%, 10/25/33	413
174	Series 2003-6F, Class A2, VAR, 0.639%, 09/25/32	164
1,588	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	1,582
141	Series 2004-3F, Class 3A8, 13.500%, 02/25/34	141
3,260	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	3,426
3,926	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	4,121
58	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	59
329	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	325
1,082	Series 2005-5F, Class 8A3, VAR, 0.739%, 06/25/35	1,022
5,217	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	5,164
901	Series 2006-1F, Class 1AP, PO, 02/25/36	694
8,550	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	7,557
3,037	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	2,936
465	Impac CMB Trust, Series 2005-2, Class 2M1, VAR, 0.759%, 04/25/35	287
	Impac Secured Assets CMN Owner Trust,
1,286	Series 2001-8, Class A6, 6.440%, 01/25/32	1,308
1,317	Series 2006-1, Class 2A1, VAR, 0.589%, 05/25/36	1,218
2,740	Series 2006-2, Class 2A1, VAR, 0.589%, 08/25/36	2,462
	Indymac Index Mortgage Loan Trust,
9,105	Series 2005-AR11, Class A7, IO, VAR, 0.033%, 08/25/35	45
307	Series 2006-AR3, Class 2A1A, VAR, 2.819%, 03/25/36	167
	JP Morgan Mortgage Trust,
706	Series 2004-A3, Class 4A1, VAR, 2.876%, 07/25/34	690
694	Series 2004-A4, Class 1A1, VAR, 2.785%, 09/25/34	696
385	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	396
2,000	Series 2005-A1, Class 3A4, VAR, 5.011%, 02/25/35	1,978
219	Series 2005-A1, Class 5A1, VAR, 4.436%, 02/25/35	220
2,692	Series 2006-A2, Class 4A1, VAR, 2.797%, 08/25/34	2,605
3,892	Series 2006-A2, Class 5A3, VAR, 2.653%, 11/25/33	3,852
949	Series 2006-A3, Class 6A1, VAR, 2.792%, 08/25/34	886

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
887	Series 2007-A1, Class 5A2, VAR, 2.850%, 07/25/35	845
947	JP Morgan Reremic, Series 2010-4, Class 7A1, VAR, 4.336%, 08/26/35 (e)	927
45	Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	43
	Lehman Mortgage Trust,
1,091	Series 2006-2, Class 1A1, VAR, 6.458%, 04/25/36	1,050
746	Series 2007-6, Class 1A8, 6.000%, 07/25/37	571
1,466	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,061
	LVII Resecuritization Trust,
2,878	Series 2009-2, Class A5, VAR, 3.000%, 09/27/37 (e)	2,877
3,000	Series 2009-2, Class M3, VAR, 5.420%, 09/27/37 (e)	3,144
1,200	Series 2009-3, Class M3, VAR, 5.601%, 11/27/37 (e)	1,270
1,377	Series 2009-3, Class M4, VAR, 5.601%, 11/27/37 (e)	1,454
	MASTR Adjustable Rate Mortgages Trust,
207	Series 2004-3, Class 4A2, VAR, 2.577%, 04/25/34	194
55	Series 2004-4, Class 2A1, VAR, 2.000%, 05/25/34	35
762	Series 2004-13, Class 2A1, VAR, 2.634%, 04/21/34	749
1,698	Series 2004-13, Class 3A6, VAR, 2.697%, 11/21/34	1,701
3,000	Series 2004-13, Class 3A7, VAR, 2.697%, 11/21/34	2,900
292	Series 2004-15, Class 3A1, VAR, 3.097%, 12/25/34	239
	MASTR Alternative Loans Trust,
466	Series 2003-4, Class 2A1, 6.250%, 06/25/33	477
437	Series 2003-8, Class 3A1, 5.500%, 12/25/33	452
955	Series 2003-8, Class 5A1, 5.000%, 11/25/18	983
192	Series 2003-9, Class 8A1, 6.000%, 01/25/34	204
159	Series 2004-1, Class 30PO, PO, 02/25/34	112
795	Series 2004-3, Class 2A1, 6.250%, 04/25/34	812
333	Series 2004-3, Class 30PO, PO, 04/25/34	255
332	Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	53
423	Series 2004-5, Class 30PO, PO, 06/25/34	381
195	Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	38
228	Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	42
1,957	Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,956
177	Series 2004-7, Class 30PO, PO, 08/25/34	133
735	Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	139
553	Series 2004-10, Class 1A1, 4.500%, 09/25/19	567
3,131	Series 2005-3, Class AX2, IO, 6.000%, 04/25/35	466
	MASTR Asset Securitization Trust,
425	Series 2003-2, Class 1A1, 5.000%, 03/25/18	439
171	Series 2003-2, Class 2A1, 4.500%, 03/25/18	175
729	Series 2003-3, Class 3A18, 5.500%, 04/25/33	752
153	Series 2003-4, Class 3A2, 5.000%, 05/25/18	158
192	Series 2003-4, Class 5A1, 5.500%, 05/25/33	205
260	Series 2003-8, Class 1A1, 5.500%, 09/25/33	272
307	Series 2003-9, Class 15PO, PO, 10/25/18	305
121	Series 2003-10, Class 15PO, PO, 11/25/18	121
72	Series 2003-11, Class 15PO, PO, 12/25/18	71
440	Series 2003-12, Class 6A1, 5.000%, 12/25/33	451
125	Series 2004-1, Class 30PO, PO, 02/25/34	97
159	Series 2004-3, Class PO, PO, 03/25/34	151
283	Series 2004-4, Class 3A1, 4.500%, 04/25/19	290
194	Series 2004-8, Class 1A1, 4.750%, 08/25/19	201
201	Series 2004-8, Class PO, PO, 08/25/19	199
97	Series 2004-9, Class 5A1, 5.250%, 09/25/19	101
1,134	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	1,196
1,000	Series 2006-2, Class 1A30, 6.000%, 06/25/36	844
3,517	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.589%, 05/25/35 (e)	2,738

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
2,339		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	1,825
		Merrill Lynch Mortgage Investors, Inc.,
334		Series 2003-A4, Class 2A, VAR, 2.723%, 07/25/33	336
1,129		Series 2003-A5, Class 2A6, VAR, 2.548%, 08/25/33	1,114
1,483		Series 2004-A4, Class A2, VAR, 2.639%, 08/25/34	1,433
204		Series 2005-A1, Class 3A, VAR, 2.791%, 12/25/34	197
		Merrill Lynch Trust,
–	(h)	Series 7, Class B, PO, 04/20/18	1
42		Series 47, Class Z, 8.985%, 10/20/20	47
		MLCC Mortgage Investors, Inc.,
990		Series 2003-A, Class 2A2, VAR, 1.573%, 03/25/28	917
906		Series 2003-E, Class A1, VAR, 0.859%, 10/25/28	796
1,239		Series 2004-1, Class 2A1, VAR, 2.330%, 12/25/34	1,238
1,174		Series 2004-D, Class A2, VAR, 1.473%, 09/25/29	1,083
1,069		Series 2004-E, Class A2A, VAR, 1.090%, 11/25/29	987
1,665		Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.665%, 04/25/34	1,697
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,213.880%, 04/20/21	5
		MortgageIT Trust,
754		Series 2005-1, Class 1A1, VAR, 0.559%, 02/25/35	623
294		Series 2005-5, Class A1, VAR, 0.499%, 12/25/35	197
		Nomura Asset Acceptance Corp.,
272		Series 2003-A1, Class A1, 5.500%, 05/25/33	285
54		Series 2003-A1, Class A2, 6.000%, 05/25/33	57
44		Series 2003-A1, Class A5, 7.000%, 04/25/33	47
33		Series 2003-A1, Class A7, 5.000%, 04/25/18	34
725		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	712
3,231		Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.520%, 03/26/36 (e)	3,189
		Prime Mortgage Trust,
150		Series 2004-1, Class 2A3, 5.250%, 08/25/34	155
1,500		Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	1,584
696		Series 2005-4, Class 2PO, PO, 10/25/35	251
1,106		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.813%, 05/25/35	1,083
		RBSSP Resecuritization Trust,
1,196		Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	1,196
518		Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	546
1,082		Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	1,092
1,176		Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	1,179
1,165		Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	1,194
1,776		Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	1,877
1,595		Series 2009-13, Class 1A1, VAR, 5.000%, 10/26/21 (e)	1,597
2,243		Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	2,229
2,962		Series 2012-3, Class 3A1, VAR, 0.389%, 09/26/36 (e) (f) (i)	2,608
		Residential Accredit Loans, Inc.,
252		Series 2001-QS19, Class A2, 6.000%, 12/25/16	257
65		Series 2002-QS16, Class A3, IF, 16.124%, 10/25/17	74
1,115		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	1,101
239		Series 2003-QR24, Class A5, 4.000%, 07/25/33	239
247		Series 2003-QS1, Class A6, 4.250%, 01/25/33	251
706		Series 2003-QS12, Class A2A, IF, IO, 7.361%, 06/25/18	100
309		Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	28
2,846		Series 2003-QS13, Class A2, 4.000%, 07/25/33	2,659
1,098		Series 2003-QS13, Class A5, VAR, 0.889%, 07/25/33	946
6,520		Series 2003-QS13, Class A6, IF, IO, 0.600%, 07/25/33	151

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
782	Series 2003-QS14, Class A1, 5.000%, 07/25/18	799
805	Series 2003-QS18, Class A1, 5.000%, 09/25/18	832
835	Series 2003-QS19, Class A1, 5.750%, 10/25/33	868
229	Series 2003-QS3, Class A2, IF, 15.975%, 02/25/18	253
388	Series 2003-QS3, Class A8, IF, IO, 7.361%, 02/25/18	38
577	Series 2003-QS9, Class A3, IF, IO, 7.311%, 05/25/18	82
955	Series 2004-QA4, Class NB3, VAR, 3.750%, 09/25/34	906
384	Series 2004-QA6, Class NB2, VAR, 2.712%, 12/26/34	270
596	Series 2004-QS10, Class A6, 6.000%, 07/25/34	616
1,551	Series 2004-QS7, Class A4, 5.500%, 05/25/34	1,407
127	Series 2004-QS8, Class A2, 5.000%, 06/25/34	128
307	Series 2005-QA10, Class A31, VAR, 3.720%, 09/25/35	184
2,000	Series 2005-QA6, Class A32, VAR, 4.245%, 05/25/35	1,176
612	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	391
	Residential Asset Securitization Trust,
76	Series 2002-A13, Class A4, 5.250%, 12/25/17	78
408	Series 2003-A13, Class A3, 5.500%, 01/25/34	409
117	Series 2003-A14, Class A1, 4.750%, 02/25/19	119
624	Series 2003-A5, Class A1, 5.500%, 06/25/33	652
957	Series 2004-IP2, Class 1A1, VAR, 2.654%, 12/25/34	877
3,475	Series 2005-A16, Class AX, IO, 5.750%, 02/25/36	576
6,613	Series 2005-A2, Class A4, IF, IO, 4.811%, 03/25/35	640
1,250	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	830
744	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	545
	Residential Funding Mortgage Securities I, Inc.,
1,554	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,599
229	Series 2003-S14, Class A4, PO, 07/25/18	228
604	Series 2003-S16, Class A3, 5.000%, 09/25/18	624
612	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	627
1,387	Series 2003-S4, Class A4, 5.750%, 03/25/33	1,467
2,930	Series 2004-S5, Class 1A9, 5.500%, 05/25/22	2,953
564	Series 2004-S6, Class 2A6, PO, 06/25/34	529
857	Series 2005-SA4, Class 1A1, VAR, 2.913%, 09/25/35	618
	Residential Funding Securities LLC,
28	Series 2002-RM1, Class API, PO, 12/25/17	25
51	Series 2003-RM2, Class AP-3, PO, 05/25/33	40
	Salomon Brothers Mortgage Securities VII, Inc.,
1,462	Series 2003-HYB1, Class A, VAR, 2.736%, 09/25/33	1,422
70	Series 2003-UP2, Class PO1, PO, 12/25/18 Sequoia Mortgage Trust,	63
1,754	Series 2003-1, Class 1A, VAR, 1.000%, 04/20/33	1,641
1,187	Series 2004-8, Class A1, VAR, 0.590%, 09/20/34	1,055
1,836	Series 2004-8, Class A2, VAR, 1.105%, 09/20/34	1,657
1,513	Series 2004-10, Class A1A, VAR, 0.550%, 11/20/34	1,367
	Springleaf Mortgage Loan Trust,
3,363	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	3,410
2,650	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	2,649
1,768	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	1,767
2,500	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	2,269
2,934	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.916%, 06/25/34	2,891
1,930	Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, VAR, 0.900%, 10/19/34	1,696

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Structured Asset Securities Corp.,
61	Series 2002-10H, Class 1AP, PO, 05/25/32	49
206	Series 2003-8, Class 1A2, 5.000%, 04/25/18	211
426	Series 2003-16, Class A3, VAR, 0.739%, 06/25/33	409
603	Series 2003-32, Class 1A1, VAR, 5.271%, 11/25/33	634
399	Series 2003-31A, Class B1, VAR, 2.794%, 10/25/33	163
1,096	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	1,108
561	Series 2003-33H, Class 1APO, PO, 10/25/33	430
1,032	Series 2003-34A, Class 3A3, VAR, 2.780%, 11/25/33	972
4,036	Series 2003-37A, Class 2A, VAR, 5.027%, 12/25/33	4,028
298	Series 2004-20, Class 1A3, 5.250%, 11/25/34 (m)	299
2,866	Series 2004-5H, Class A4, 5.540%, 12/25/33	2,797
647	Series 2005-6, Class 4A1, 5.000%, 05/25/35	640
	Thornburg Mortgage Securities Trust,
240	Series 2003-4, Class A1, VAR, 0.879%, 09/25/43	230
230	Series 2004-1, Class II2A, VAR, 1.890%, 03/25/44	214
	Vericrest Opportunity Loan Transferee,
722	Series 2011-NL1A, Class A1, VAR, 5.926%, 12/26/50 (e) (f) (i)	724
2,200	Series 2011-NL1A, Class A2, VAR, 9.077%, 12/26/50 (e) (f) (i)	2,216
649	Series 2011-NL2A, Class A1, VAR, 5.682%, 06/25/51 (e) (f) (i)	651
2,000	Series 2011-NL2A, Class A2, VAR, 9.317%, 06/25/51 (e) (f) (i)	2,011
1,060	Series 2011-NL3A, Class A1, VAR, 5.194%, 09/25/51 (e)	1,062
670	Series 2011-NL3A, Class A2, VAR, 9.318%, 09/25/51 (e)	672
1,678	Series 2012-NL1A, Class A1, VAR, 4.213%, 03/25/49 (e) (f) (i)	1,689
462	Series 2012-NL1A, Class A2, VAR, 8.112%, 03/25/49 (e) (f) (i)	465
	WaMu Mortgage Pass-Through Certificates,
108	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	111
1,387	Series 2003-AR7, Class A7, VAR, 2.438%, 08/25/33	1,359
1,009	Series 2003-AR8, Class A, VAR, 2.484%, 08/25/33	1,004
3,793	Series 2003-AR9, Class 1A6, VAR, 2.457%, 09/25/33	3,811
1,017	Series 2003-AR9, Class 2A, VAR, 2.545%, 09/25/33	1,022
1,465	Series 2003-S1, Class A5, 5.500%, 04/25/33	1,544
213	Series 2003-S11, Class 2A5, IF, 16.393%, 11/25/33	219
348	Series 2003-S3, Class 1A4, 5.500%, 06/25/33	364
182	Series 2003-S7, Class A1, 4.500%, 08/25/18	188
436	Series 2003-S8, Class A4, 4.500%, 09/25/18	440
722	Series 2003-S8, Class A6, 4.500%, 09/25/18	750
4,190	Series 2003-S9, Class A8, 5.250%, 10/25/33	4,394
136	Series 2003-S9, Class P, PO, 10/25/33	127
250	Series 2004-AR3, Class A1, VAR, 2.588%, 06/25/34	248
1,692	Series 2004-AR3, Class A2, VAR, 2.588%, 06/25/34	1,670
1,453	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	1,501
397	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	415
635	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	663
557	Series 2004-S1, Class 1A3, VAR, 0.639%, 03/25/34	546
3,723	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	3,810
358	Series 2006-AR10, Class 2P, VAR, 09/25/36	200
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
400	Series 2005-1, Class 1A1, 5.500%, 03/25/35	372
11,504	Series 2005-2, Class 1A4, IF, IO, 4.811%, 04/25/35	1,734
1,338	Series 2005-4, Class CB7, 5.500%, 06/25/35	1,169
311	Series 2005-4, Class DP, PO, 06/25/20	249
1,496	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,182

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
14,851	Series 2005-11, Class A4, IF, IO, 4.711%, 01/25/36	2,463
	Washington Mutual MSC Mortgage Pass- Through Certificates,
902	Series 2004-RA2, Class 2A, 7.000%, 07/25/33	952
124	Series 2004-RA4, Class 1P, PO, 04/25/19	123
3,308	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	3,325
	Wells Fargo Mortgage-Backed Securities Trust,
844	Series 2003-11, Class 1A10, 4.750%, 10/25/18	870
265	Series 2003-11, Class 1APO, PO, 10/25/18	263
548	Series 2003-13, Class A7, 4.500%, 11/25/18	558
106	Series 2003-14, Class 1A1, 4.750%, 12/25/18	110
884	Series 2003-15, Class 1A1, 4.750%, 12/25/18	916
262	Series 2003-16, Class 2A1, 4.500%, 12/25/18	269
7,610	Series 2003-16, Class 2AIO, IO, VAR, 0.115%, 12/25/18	16
514	Series 2003-17, Class APO, PO, 01/25/34	485
2,807	Series 2003-G, Class A1, VAR, 4.100%, 06/25/33	2,808
641	Series 2003-K, Class 1A1, VAR, 4.438%, 11/25/33	646
176	Series 2003-K, Class 1A2, VAR, 4.438%, 11/25/33	178
470	Series 2004-1, Class A11, PO, 02/25/34	411
269	Series 2004-2, Class APO, PO, 01/25/19	267
197	Series 2004-7, Class 2A1, 4.500%, 07/25/19	202
679	Series 2004-7, Class 2A2, 5.000%, 07/25/19	703
320	Series 2004-B, Class A1, VAR, 4.965%, 02/25/34	325
745	Series 2004-BB, Class A4, VAR, 2.618%, 01/25/35	742
1,899	Series 2004-EE, Class 2A1, VAR, 2.669%, 12/25/34	1,898
237	Series 2004-EE, Class 2A2, VAR, 2.669%, 12/25/34	237
995	Series 2004-EE, Class 3A1, VAR, 2.839%, 12/25/34	1,009
2,390	Series 2004-I, Class 1A1, VAR, 2.704%, 07/25/34	2,354
5,450	Series 2004-P, Class 2A1, VAR, 2.674%, 09/25/34	5,435
161	Series 2004-Q, Class 1A3, VAR, 2.618%, 09/25/34	161
3,038	Series 2004-U, Class A1, VAR, 2.722%, 10/25/34	3,024
1,371	Series 2004-V, Class 1A1, VAR, 2.688%, 10/25/34	1,353
622	Series 2005-1, Class 2A1, 5.000%, 01/25/20	637
359	Series 2005-9, Class 1APO, PO, 10/25/35	288
789	Series 2005-13, Class A1, 5.000%, 11/25/20	827
75	Series 2005-15, Class APO, PO, 12/25/20	64
623	Series 2005-AR16, Class 2A1, VAR, 2.652%, 02/25/34	578
1,280	Series 2005-AR8, Class 2A1, VAR, 2.694%, 06/25/35	1,228
2,200	Series 2007-7, Class A7, 6.000%, 06/25/37	2,051
1,386	Series 2007-11, Class A14, 6.000%, 08/25/37	1,319

		607,997

	Total Collateralized Mortgage Obligations (Cost $1,855,009)	1,957,670

Commercial Mortgage-Backed Securities — 2.1%
5,000	A10 Securitization LLC, Series 2012-1, Class A, 3.492%, 04/15/24 (e)	5,007
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
700	Series 2005-3, Class A4, 4.668%, 07/10/43	761
800	Series 2005-3, Class AM, 4.727%, 07/10/43	820
500	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	556
2,555	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	2,869
2,000	Series 2006-4, Class A4, 5.634%, 07/10/46	2,240
755	Series 2006-5, Class A4, 5.414%, 09/10/47	830
	Bear Stearns Commercial Mortgage Securities,
1,000	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	1,068
500	Series 2006-PW11, Class A4, VAR, 5.452%, 03/11/39	558
1,650	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.350%, 01/17/32	1,739
2,196	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	2,383

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
3,865	FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	3,989
3,057	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	3,102
1,000	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class B, VAR, 4.846%, 06/10/48	1,004
26,570	GS Mortgage Securities Corp. II, Series 2006-GG8, Class X, IO, VAR, 0.610%, 11/10/39 (e)	557
	JP Morgan Chase Commercial Mortgage Securities Corp.,
2,000	Series 2003-PM1A, Class A4, VAR, 5.326%, 08/12/40	2,068
1,200	Series 2004-CB8, Class A4, 4.404%, 01/12/39	1,249
104,537	Series 2006-CB15, Class X1, IO, VAR, 0.071%, 06/12/43	696
	LB-UBS Commercial Mortgage Trust,
1,708	Series 2004-C2, Class A4, 4.367%, 03/15/36	1,785
65,259	Series 2006-C1, Class XCL, IO, VAR, 0.153%, 02/15/41 (e)	735
500	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.659%, 05/12/39	566
	Morgan Stanley Capital I, Inc.,
2,500	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	2,627
250	Series 2007-T27, Class A4, VAR, 5.658%, 06/11/42	289
1,213	Series 2011-C3, Class A3, 4.054%, 07/15/49	1,310
1,500	Series 2012-C4, Class A3, 2.991%, 03/15/45	1,518
	Morgan Stanley Reremic Trust,
543	Series 2009-IO, Class A1, 3.000%, 07/17/56 (e)	545
4,000	Series 2009-IO, Class A2, 5.000%, 07/17/56 (e)	4,095
3,000	Series 2009-IO, Class B, PO, 07/17/56 (e)	2,602
365	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	365
4,500	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	4,725
3,313	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	3,326
10,459	Series 2012-XA, Class A, 2.000%, 07/27/49	10,438
1,700	Series 2012-XA, Class B, 0.250%, 07/28/49	1,130
	Wachovia Bank Commercial Mortgage Trust,
1,118	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	1,189
135,139	Series 2006-C24, Class XC, IO, VAR, 0.046%, 03/15/45 (e)	588
	WF-RBS Commercial Mortgage Trust,
1,250	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,376
819	Series 2012-C6, Class A1, 1.081%, 04/15/45	817
1,200	Series 2012-C6, Class A4, 3.440%, 04/15/45	1,260

	Total Commercial Mortgage-Backed Securities (Cost $71,788)	72,782

Mortgage Pass-Through Securities — 30.4%
	Federal Home Loan Mortgage Corp.,
280	ARM, 2.355%, 12/01/33	297
418	ARM, 2.448%, 05/01/36	440
241	ARM, 2.466%, 10/01/36	257
352	ARM, 2.473%, 11/01/36	375
318	ARM, 2.476%, 08/01/36	339
564	ARM, 2.498%, 10/01/36	603
536	ARM, 2.499%, 11/01/36	571
284	ARM, 2.567%, 09/01/36	302
149	ARM, 2.657%, 07/01/37	158
188	ARM, 2.675%, 03/01/35	201
1,025	ARM, 2.676%, 03/01/37	1,106
311	ARM, 2.695%, 03/01/36	332
440	ARM, 2.776%, 12/01/35	468
334	ARM, 2.857%, 04/01/34	356
280	ARM, 2.859%, 02/01/37	300
1,328	ARM, 2.882%, 10/01/36	1,419
56	ARM, 2.910%, 01/01/30	60
333	ARM, 2.929%, 12/01/36	355
274	ARM, 3.143%, 02/01/37	292
281	ARM, 3.239%, 05/01/38	301
147	ARM, 3.266%, 02/01/37	157
670	ARM, 3.364%, 03/01/36	722
226	ARM, 3.477%, 05/01/37	240
393	ARM, 3.838%, 04/01/38	420
720	ARM, 5.001%, 01/01/35	772
1,499	ARM, 6.024%, 11/01/36	1,596
820	ARM, 6.029%, 06/01/36	881

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
181	ARM, 6.046%, 10/01/37	192
177	ARM, 6.055%, 10/01/36	193
294	ARM, 6.158%, 09/01/37	316
217	ARM, 6.393%, 02/01/37	236
537	ARM, 6.601%, 11/01/36	581
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
199	3.500%, 05/01/19	211
4,144	4.000%, 07/01/18 - 06/01/19 (m)	4,386
1,606	4.500%, 07/01/14 - 10/01/18	1,673
279	5.000%, 12/01/18	300
13,376	5.500%, 06/01/17 - 01/01/24	14,538
2,874	6.000%, 06/01/17 - 03/01/22	3,082
666	6.500%, 01/01/13 - 03/01/22	727
297	7.000%, 01/01/17 - 07/01/17	321
1	7.500%, 10/01/14 - 12/01/15	1
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
4,037	5.500%, 04/01/27 - 03/01/28	4,401
927	6.000%, 01/01/14 - 02/01/24	1,025
1,871	6.500%, 05/01/22 - 01/01/28	2,102
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
1,476	4.000%, 10/01/33	1,575
9,199	4.500%, 05/01/41	9,838
24,650	5.000%, 05/01/36 - 08/01/40	26,698
7,734	5.500%, 01/01/33 - 03/01/40	8,499
990	6.000%, 11/01/28 - 12/01/33	1,111
6,902	6.500%, 05/01/24 - 03/01/38 (m)	7,854
1,404	7.000%, 07/01/29 - 10/01/36	1,660
213	7.500%, 09/01/38	263
41	8.500%, 08/01/30	48
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
1,515	7.500%, 01/01/32 - 12/01/36	1,804
1,021	10.000%, 10/01/30	1,215
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
7,266	5.500%, 02/01/18 - 12/01/35	7,855
3,869	6.000%, 02/01/33 - 12/01/34	4,283
7,554	6.500%, 11/01/36 - 10/17/38	8,459
386	7.000%, 12/01/14 - 08/01/47	427
98	10.500%, 07/20/21	108
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
9	7.500%, 03/01/17 - 05/01/17	9
7	8.750%, 06/01/17	7
4	10.500%, 05/01/19	4
7	12.000%, 08/01/15 - 07/01/19	8
	Federal National Mortgage Association,
18	ARM, 1.888%, 03/01/19	18
683	ARM, 1.945%, 08/01/34	713
270	ARM, 2.050%, 01/01/33	281
377	ARM, 2.059%, 10/01/34	396
314	ARM, 2.126%, 01/01/36	329
3,631	ARM, 2.235%, 01/01/35 (m)	3,838
617	ARM, 2.261%, 02/01/35	653
148	ARM, 2.277%, 11/01/33	156
662	ARM, 2.284%, 08/01/34 - 02/01/35	700
575	ARM, 2.295%, 11/01/33	610
386	ARM, 2.315%, 10/01/34	410
525	ARM, 2.320%, 10/01/34	558
475	ARM, 2.335%, 05/01/34	501
284	ARM, 2.339%, 09/01/35	302
525	ARM, 2.350%, 09/01/36	552
375	ARM, 2.352%, 09/01/34	399
748	ARM, 2.364%, 04/01/35	794
1,108	ARM, 2.369%, 04/01/35	1,172
1,753	ARM, 2.377%, 07/01/33 - 05/01/35	1,846
315	ARM, 2.405%, 06/01/35	334
433	ARM, 2.417%, 10/01/36	461
464	ARM, 2.514%, 02/01/34	493
385	ARM, 2.520%, 07/01/36	410
233	ARM, 2.537%, 04/01/34	247
663	ARM, 2.539%, 10/01/34	703
387	ARM, 2.560%, 09/01/33	413
575	ARM, 2.560%, 10/01/34	612
138	ARM, 2.565%, 01/01/34	146
415	ARM, 2.582%, 06/01/34	438
399	ARM, 2.592%, 08/01/36	427
815	ARM, 2.633%, 06/01/36	873
244	ARM, 2.637%, 04/01/34	261
579	ARM, 2.651%, 12/01/36	619
169	ARM, 2.720%, 05/01/35	179
229	ARM, 2.798%, 12/01/36	245
141	ARM, 2.805%, 05/01/35	151
257	ARM, 2.825%, 10/01/36	274
28	ARM, 3.059%, 09/01/27	29
6,910	ARM, 3.208%, 03/01/36	7,340
457	ARM, 3.693%, 11/01/37	483
98	ARM, 3.888%, 03/01/29	105
914	ARM, 3.906%, 07/01/37	972

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
332	ARM, 3.947%, 11/01/36	356
771	ARM, 4.740%, 12/01/37	825
633	ARM, 4.937%, 07/01/33	680
309	ARM, 5.230%, 01/01/38	332
151	ARM, 5.381%, 07/01/37	160
3,846	ARM, 5.611%, 01/01/23	4,200
	Federal National Mortgage Association, 15 Year, Single Family,
737	3.500%, 08/01/18	777
7,574	4.000%, 07/01/18 - 12/01/18 (m)	8,101
3,912	4.500%, 07/01/18 - 09/01/20	4,257
3,369	5.000%, 12/01/16 - 08/01/24	3,656
6,683	5.500%, 11/01/18 - 11/01/23	7,281
11,542	6.000%, 06/01/16 - 06/01/35	12,628
2,289	6.500%, 09/01/13 - 02/01/24	2,529
1,284	7.000%, 12/01/16 - 08/01/21	1,397
66	7.500%, 03/01/17 - 10/01/17	72
47	8.000%, 11/01/12 - 01/01/16	50
	Federal National Mortgage Association, 20 Year, Single Family,
7,442	3.500%, 12/01/30	7,886
2,333	4.500%, 04/01/30	2,506
2,526	5.000%, 10/01/25	2,765
1,196	5.500%, 02/01/23 - 08/01/23	1,316
8,946	6.000%, 04/01/24 - 09/01/29	9,866
2,388	6.500%, 06/01/16 - 12/01/27	2,688
59	7.500%, 09/01/21	68
	Federal National Mortgage Association, 30 Year, FHA/VA,
77	6.000%, 09/01/33	87
5,726	6.500%, 02/01/29 - 08/01/39	6,572
239	7.000%, 10/01/28 - 02/01/33	283
74	8.000%, 06/01/28	89
18	8.500%, 03/01/30 - 06/01/30	22
282	9.000%, 05/01/18 - 06/01/31	337
14	10.000%, 07/01/19	14
13	10.500%, 11/01/18	14
27	11.000%, 04/01/19	29
	Federal National Mortgage Association, 30 Year, Single Family,
4,134	4.000%, 08/01/33 - 04/01/34	4,452
2,458	4.500%, 05/01/29 - 09/01/34	2,649
24,465	5.000%, 05/01/33 - 08/01/40	26,715
34,971	5.500%, 11/01/32 - 05/01/40	38,418
8,527	6.000%, 12/01/28 - 11/01/38	9,577
31	6.250%, 07/01/23	34
18,033	6.500%, 11/01/29 - 10/01/38	20,431
8,497	7.000%, 04/01/20 - 01/01/39	9,915
4,997	7.500%, 08/01/36 - 04/01/39	6,104
1,000	8.000%, 03/01/27 - 10/01/36	1,233
116	8.500%, 12/01/27 - 02/01/30	139
1	9.000%, 04/01/26	1
9	9.500%, 07/01/28	10
9	10.000%, 02/01/24	9
8	12.500%, 01/01/16	9
	Federal National Mortgage Association, Other,
2,300	VAR, 0.841%, 03/01/22	2,313
4,000	VAR, 0.849%, 04/01/22	4,008
5,000	VAR, 0.861%, 12/01/20	5,061
3,086	VAR, 0.981%, 01/01/19	3,099
4,000	VAR, 1.010%, 04/01/22	4,008
3,987	VAR, 1.041%, 03/01/22	4,036
501	VAR, 2.500%, 08/01/34	531
2,467	VAR, 6.070%, 11/01/18	2,682
4,967	1.940%, 01/01/17	5,085
5,000	1.990%, 01/01/17	4,996
4,600	2.100%, 07/02/42	4,652
8,212	2.140%, 04/01/19	8,414
6,990	2.190%, 05/01/19	7,158
4,500	2.200%, 07/13/42	4,570
2,510	2.360%, 06/29/42	2,570
5,000	2.370%, 07/30/42	5,131
2,000	2.450%, 06/01/19	2,070
1,457	2.490%, 10/01/17	1,525
5,500	2.600%, 07/02/42	5,548
5,000	2.620%, 10/01/17	5,259
8,850	2.690%, 10/01/17 - 07/23/42	9,087
3,000	2.740%, 05/01/22	3,109
4,987	2.750%, 03/01/22	5,110
7,000	2.760%, 06/29/42	7,123
11,089	2.790%, 06/29/37 - 07/24/42	11,325
5,378	2.800%, 03/01/18	5,704
4,000	2.860%, 05/01/22	4,175
5,993	2.900%, 05/01/22	6,180
3,994	2.940%, 05/01/22	4,134
7,000	2.965%, 09/01/17	7,457
2,438	2.970%, 11/01/18	2,593
3,000	2.980%, 07/02/42	3,105
2,585	2.990%, 02/01/22	2,729
5,000	3.020%, 05/01/22	5,271
4,961	3.030%, 01/01/22	5,220
3,500	3.040%, 12/01/18	3,740

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
2,500		3.080%, 05/01/22	2,647
8,162		3.090%, 01/01/22	8,672
2,000		3.100%, 05/01/22	2,143
8,795		3.120%, 01/01/22 - 05/01/22	9,344
1,989		3.130%, 01/01/22	2,117
9,488		3.140%, 02/01/22	10,068
3,891		3.200%, 02/01/22	4,152
2,650		3.230%, 11/01/20	2,842
5,226		3.240%, 01/01/22	5,598
2,000		3.270%, 11/01/20	2,148
3,000		3.280%, 10/01/20	3,218
2,000		3.290%, 10/01/20	2,163
4,100		3.350%, 11/01/20	4,425
3,692		3.360%, 10/01/20	3,989
3,600		3.370%, 11/01/20	3,892
2,830		3.380%, 01/01/18	3,067
982		3.383%, 10/01/20	1,067
2,000		3.390%, 08/01/17	2,159
8,379		3.430%, 09/01/20 - 11/01/21	9,084
2,500		3.480%, 12/01/20	2,720
2,037		3.500%, 11/01/40	2,152
6,819		3.505%, 09/01/20	7,426
5,000		3.521%, 12/01/20	5,473
10,000		3.540%, 01/01/18 - 10/01/20	10,898
1,983		3.590%, 12/01/20 - 10/01/21	2,170
2,936		3.600%, 09/01/20	3,212
13,465		3.620%, 09/01/20 (m)	14,754
1,500		3.630%, 01/01/18	1,637
3,000		3.680%, 09/01/20	3,295
14,897		3.730%, 06/01/18 (m)	16,402
6,474		3.740%, 07/01/20 - 08/01/20	7,134
7,000		3.770%, 01/01/21 - 08/01/21	7,739
2,600		3.800%, 08/01/20	2,876
2,454		3.810%, 01/01/19	2,705
7,768		3.820%, 06/01/17	8,490
6,200		3.830%, 12/01/21	6,883
2,471		3.860%, 07/01/21	2,746
3,000		3.870%, 01/01/21	3,331
5,000		3.890%, 09/01/21	5,565
3,600		3.930%, 07/01/20 - 01/01/21	4,007
20,175		3.950%, 07/01/20 - 07/01/21 (m)	22,493
3,000		3.960%, 08/01/20	3,340
5,933		3.970%, 06/01/21 - 07/01/21	6,624
2,000		3.980%, 11/01/16	2,123
2,370		3.990%, 07/01/21	2,650
945		4.000%, 11/01/33	975
3,000		4.020%, 06/01/21	3,361
1,600		4.040%, 10/01/20	1,793
3,965		4.050%, 08/01/21	4,447
8,000		4.060%, 07/01/21	8,981
8,000		4.066%, 07/01/20	8,797
2,300		4.070%, 10/01/21	2,586
11,325		4.080%, 11/01/26	12,150
1,952		4.120%, 04/01/20	2,186
2,439		4.130%, 07/01/20	2,749
4,682		4.150%, 08/01/21	5,287
8,741		4.160%, 03/01/21 - 07/01/21	9,870
5,798		4.180%, 12/01/19	6,504
4,555		4.230%, 03/01/20	5,124
4,500		4.240%, 06/01/21	5,101
2,000		4.250%, 04/01/21	2,274
24,181		4.281%, 01/01/20 (m)	27,265
4,000		4.290%, 06/01/20	4,528
4,917		4.300%, 08/01/20 - 04/01/21	5,485
985		4.301%, 01/01/21	1,124
7,904		4.310%, 06/01/21	9,004
2,474		4.320%, 06/01/21	2,820
2,705		4.330%, 02/01/21 - 07/01/21	3,082
9,000		4.340%, 06/01/21	10,294
6,057		4.350%, 04/01/20 - 02/01/21	6,884
8,789		4.369%, 02/01/20 - 04/01/20	10,006
4,059		4.380%, 01/01/21 - 04/01/21	4,632
7,286		4.399%, 02/01/20	8,285
5,800		4.400%, 02/01/20	6,607
5,973		4.480%, 02/01/21 - 06/01/21	6,872
158		4.500%, 08/01/33	169
4,885		4.530%, 12/01/19	5,584
4,466		4.540%, 01/01/20	5,103
1,500		4.550%, 04/01/21	1,728
3,754		4.552%, 08/01/26	4,314
4,932		4.640%, 01/01/21	5,689
2,972		4.762%, 08/01/26	3,497
4,208		4.970%, 02/01/31	4,856
2,402		5.000%, 04/01/22 - 01/01/36	2,653
4,010		5.500%, 03/01/17 - 04/01/38	4,291
6,814		6.000%, 02/01/36 - 11/01/39	7,357
755		6.500%, 10/01/35 - 06/01/36	849
2,087		7.000%, 12/01/36 - 10/01/46	2,364
22		10.195%, 06/15/21	23
–	(h)	10.250%, 07/15/13	—	(h)

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
6	11.000%, 08/20/20	6
100	Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 04/20/17	110
	Government National Mortgage Association II, 30 Year, Single Family,
407	3.500%, 09/20/33	438
1,599	5.500%, 09/20/39	1,775
21,154	6.000%, 09/20/38 - 08/20/39	23,818
4,548	6.500%, 10/20/33 - 01/20/39	5,249
23	7.500%, 02/20/28 - 09/20/28	28
37	8.000%, 06/20/26 - 11/20/28	44
22	8.500%, 03/20/25 - 05/20/25	27
1,018	Government National Mortgage Association II, Other, 6.000%, 11/20/38	1,114
	Government National Mortgage Association, 15 Year, Single Family,
284	6.000%, 06/15/18	313
63	7.000%, 09/15/14 - 10/15/16	67
54	7.500%, 11/15/17	61
132	8.000%, 01/15/16	138
	Government National Mortgage Association, 20 Year, Single Family,
555	6.500%, 08/15/22 - 11/15/23	648
56	7.000%, 08/15/23	64
	Government National Mortgage Association, 30 Year, Single Family,
96	6.375%, 08/15/26	108
3,648	6.500%, 10/15/27 - 04/15/33	4,222
3,002	7.000%, 09/15/31 - 03/15/37	3,538
112	7.500%, 11/15/22 - 01/15/33	122
11	8.000%, 09/15/22 - 04/15/28	12
14	9.000%, 02/15/30 - 01/15/31	14
933	9.500%, 10/15/24	1,086
9	11.000%, 01/15/21	9

	Total Mortgage Pass-Through Securities (Cost $1,003,188)	1,052,291

U.S. Government Agency Securities — 0.4%
1,000	Federal Home Loan Mortgage Corp., 5.500%, 08/23/17	1,227
	Federal National Mortgage Association,
3,000	Zero Coupon, 07/05/14	2,947
3,000	Zero Coupon, 06/01/17	2,843
4,000	2.700%, 03/28/22	4,050
2,000	5.375%, 06/12/17	2,428

	Total U.S. Government Agency Securities (Cost $12,724)	13,495

U.S. Treasury Obligations — 0.4%
350	U.S. Treasury Bonds, 8.500%, 02/15/20	541
	U.S. Treasury Notes,
470	1.375%, 11/30/18	483
1,737	3.125%, 05/15/19	1,988
	U.S. Treasury STRIPS,
3,000	02/15/15	2,969
129	02/15/16	126
486	02/15/17	470
700	05/15/19	649
6,339	05/15/20	5,703
500	08/15/20	447
150	02/15/25	114
200	08/15/28	135
500	02/15/29	332
650	11/15/30	407

	Total U.S. Treasury Obligations (Cost $12,724)	14,364

SHARES
Short-Term Investment — 9.7%
	Investment Company — 9.7%
334,426	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $334,426)	334,426

	Total Investments — 102.3% (Cost $3,389,252)	3,543,836
	Liabilities in Excess of Other Assets — (2.3)%	(81,078)

	NET ASSETS — 100.0%	$3,462,758

Percentages indicated are based on net assets.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2012.
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2012.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value approximately $47,948,000 which amounts to 1.4% of total investments.
(h)	—	Amount rounds to less than one thousand (shares or dollars).

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign exchange currency contracts.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$177,789
Aggregate gross unrealized depreciation	(23,205)

Net unrealized appreciation/depreciation	$154,584

Federal income tax cost of investments	$3,389,252

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. SECURITY VALUATIONS—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors or (the “Board”) third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. The Fund’s Administrator (“JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, the Fund’s Investment Advisor (“JPMIM”), Legal and Compliance, Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing and at least a quarterly basis with the VC and Board, as applicable. The appropriateness of fair values are assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at May 31, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$66,549	$32,259	$98,808
Collateralized Mortgage Obligations
Agency CMO	—	1,329,932	19,741	1,349,673
Non-Agency CMO	—	556,073	51,924	607,997

Total Collateralized Mortgage
Obligations	—	1,886,005	71,665	1,957,670

Commercial Mortgage-Backed
Securities	—	54,741	18,041	72,782
Mortgage Pass-Through Securities	—	1,052,291	—	1,052,291
U.S. Government Agency
Securities	—	13,495	—	13,495
U.S. Treasury Obligations	—	14,364	—	14,364
Short-Term Investment
Investment Company	334,426	—	—	334,426

Total Investments in Securities	$334,426	$3,087,445	$121,965	$3,543,836

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 2/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/12
Investments in Securities
Asset-Backed Securities	12,713	—	56	1	15,286	(5,190)	9,393	—	32,259
Collateralized Mortgage Obligations
Agency CMO	—	—	(2)	(1)	2,721	(228)	17,251	—	19,741
Non-Agency CMO	24,032	—	24	2	13,410	(4,992)	19,448	—	51,924
Commercial Mortgage-Backed Securities	—	—	(99)	9	14,802	(1,165)	4,494	—	18,041

Total	$36,745	$—	$(21)	$11	$46,219	$(11,575)	$50,586	$—	$121,965

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Security has zero value.

Transfers into, or out of Level 3, are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(21,000).

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 98.4%
	Alabama — 1.2%
	Other Revenue — 1.2%
	Alabama 21st Century Authority, Tobacco Settlement,
1,790	Rev., 5.750%, 06/01/12 (p)	1,790
2,290	Rev., 5.850%, 06/01/12 (p)	2,290
3,000	Chatom Industrial Development Board, Power South Energy, Series B, Rev., 4.000%, 08/01/15	3,219
1,000	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Rev., VAR, 1.650%, 03/20/17	1,008

	Total Alabama	8,307

	Alaska — 0.7%
	Housing — 0.3%
1,675	Alaska Housing Finance Corp., Home Mortgage, Series A, Rev., AMT, NATL-RE, 5.000%, 06/01/36	1,741

	Other Revenue — 0.4%
750	City of Valdez, BP Pipelines Project, Series B, Rev., 5.000%, 01/01/16	847
2,170	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	2,138

		2,985

	Total Alaska	4,726

	Arizona — 3.4%
	Certificate of Participation/Lease — 0.8%
2,100	Arizona State University, Board of Regents, COP, NATL-RE, 5.000%, 07/01/15	2,355
2,910	Pinal County, COP, 5.250%, 12/01/19	3,161

		5,516

	Hospital — 0.6%
1,000	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 6.000%, 12/01/20	1,000
3,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.000%, 09/01/16	3,316

		4,316

	Housing — 0.1%
	Maricopa County IDA, Single Family Mortgage,
790	Series 1B, Rev., VAR, GNMA/FNMA, 5.650%, 07/01/39	804
70	Series 2B, Rev., GNMA/FNMA/FHLMC, 5.950%, 03/01/34	72
65	Phoenix IDA, Single Family Mortgage, Series 2002-2, Rev., AMT, GNMA/FNMA/FHLMC, 5.950%, 03/01/34	68

		944

	Other Revenue — 1.4%
1,250	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 4.000%, 07/01/15	1,324
4,790	Arizona Transportation Board, Maricopa County, Regional Area Road Fund, Rev., 5.000%, 07/01/16	5,611
3,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/23	3,446

		10,381

	Water & Sewer — 0.5%
2,645	City of Scottsdale, Rev., 5.250%, 07/01/22	3,447

	Total Arizona	24,604

	Arkansas — 0.6%
	Housing — 0.1%
560	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/37	593

	Special Tax — 0.5%
230	City of Fayetteville, Sales & Use Tax, Rev., AGM, 4.250%, 11/01/25	241
580	City of Rogers, Capital Improvement, GO, XLCA, 4.250%, 03/01/31	628
3,000	City of Springdale, Sales & Use Tax, Rev., AGM, 4.250%, 07/01/23	3,064

		3,933

	Total Arkansas	4,526

	California — 4.4%
	General Obligation — 1.6%
1,000	Alum Rock Union Elementary School District, Election of 2008, Series A, GO, AGC, 5.250%, 08/01/29	1,132
3,000	Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/23	2,006
3,000	Mount San Antonio Community College District, GO, Zero Coupon, 05/01/15	2,916
2,500	San Diego Community College District, GO, 5.000%, 08/01/28	2,993
2,000	State of California, GO, 5.000%, 10/01/15	2,253

		11,300

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Hospital — 0.6%
4,375	Kaweah Delta Health Care District, Rev., 5.000%, 08/01/22	4,473

	Housing — 0.8%
1,480	California Housing Finance Agency, Multi- Family Housing III, Series A, Rev., AMT, 5.375%, 08/01/28	1,480
1,050	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	1,088
3,000	State of California, Veterans, GO, 4.900%, 12/01/25	3,098

		5,666

	Other Revenue — 1.2%
2,155	Bay Area Toll Authority, California Toll San Francisco Bay Area, Series F, Rev., 5.000%, 04/01/25	2,444
2,575	California Statewide Communities Development Authority, Inland Regional Center Project, Rev., 5.000%, 12/01/17	2,658
1,000	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-1, Rev., 5.000%, 06/01/15	1,092
2,000	San Diego Public Facilities Financing Authority, Series A, Rev., 5.250%, 08/01/26	2,396

		8,590

	Water & Sewer — 0.2%
1,050	San Diego Public Facilities Financing Authority, Series B, Rev., 5.500%, 05/15/23	1,292

	Total California	31,321

	Colorado — 2.2%
	General Obligation — 0.8%
1,000	Adams & Arapahoe Joint School District 28J Aurora, GO, NATL-RE, 5.250%, 12/01/16 (p)	1,200
2,925	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/20	3,720
625	Pueblo County Judicial Complex Project, COP, GO, AGM, 5.000%, 09/15/21	755

		5,675

	Hospital — 0.3%
2,415	Colorado Health Facilities Authority, Parkview Medical Center Project, Series B, Rev., 5.000%, 09/01/22	2,586

	Housing — 0.7%
835	Colorado Housing & Finance Authority, Capital Appreciation, Single Family Program, Series C-1, Rev., AMT, Zero Coupon, 11/01/29	318
	Colorado Housing & Finance Authority, Single Family Program,
40	Series B-2, Rev., NATL-RE-IBC, 6.800%, 04/01/30	40
485	Series C-2, Rev., AMT, FHA/VA MTGS, 7.050%, 04/01/31	489
1,598	Denver City & County, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.550%, 12/01/39	1,719
	Denver City & County, Single Family Mortgage, Metropolitan Mayors Caucus,
85	Rev., GNMA/FNMA/FHLMC COLL, 6.000%, 05/01/27	86
190	Rev., GNMA/FNMA/FHLMC COLL, 6.150%, 11/01/34	196
80	Series A, Rev., GNMA/FNMA/FHLMC COLL, 7.300%, 11/01/31	81
1,133	El Paso County, Single Family Mortgage, Series A, Rev., VAR, GNMA/FNMA, 5.350%, 06/01/39	1,210
630	El Paso County, Single Family Mortgage, Southern Front Range, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	660
118	IDK Partners III Trust, Pass-Through Certificates, Rev., 5.100%, 08/01/23 (f) (i)	118

		4,917

	Other Revenue — 0.3%
1,750	Colorado Water Resources & Power Development Authority, Series A, Rev., 5.000%, 09/01/21	1,899

	Prerefunded — 0.0% (g)
135	Colorado Health Facilities Authority, Adventist Health, Series E, Rev., 5.000%, 11/15/13 (p)	144

	Transportation — 0.1%
675	Denver City & County, Special Facilities, Airport, Rental Car Project, Series A, Rev., NATL-RE, 6.000%, 01/01/13	678

	Total Colorado	15,899

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Connecticut — 0.7%
	Other Revenue — 0.7%
	Connecticut State Higher Education Supplemental Loan Authority, Chesla Loan Program,
1,385	Series A, Rev., 5.000%, 11/15/16	1,609
1,560	Series A, Rev., 5.250%, 11/15/23	1,866
1,500	Series A, Rev., 5.250%, 11/15/24	1,772

	Total Connecticut	5,247

	Delaware — 0.5%
	Housing — 0.5%
	Delaware State Housing Authority, Single Family Mortgage,
3,075	Series C-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.550%, 07/01/39	3,200
505	Series D-1, Rev., AMT, 4.625%, 01/01/23	511

	Total Delaware	3,711

	District of Columbia — 1.9%
	Housing — 0.1%
710	District of Columbia Housing Finance Agency, Single Family Mortgage, Series B, Rev., AMT, 5.625%, 06/01/35	716

	Other Revenue — 0.7%
	District of Columbia, Income Tax,
855	Series A, 5.000%, 12/01/18	1,053
1,500	Series A, Rev., 5.000%, 12/01/18	1,847
1,650	Series B, Rev., 5.250%, 12/01/29	2,014

		4,914

	Transportation — 1.1%
3,000	Metropolitan Washington Airports Authority, Series A, Rev., AMT, 5.500%, 10/01/21	3,519
4,000	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.250%, 07/01/25	4,700

		8,219

	Total District of Columbia	13,849

	Florida — 6.7%
	Certificate of Participation/Lease — 1.0%
4,000	Collier County School Board, COP, AGM, 5.250%, 02/15/21	4,829
2,000	Miami-Dade County School Board, Series A, COP, NATL-RE, FGIC, 5.000%, 05/01/15	2,207

		7,036

	Education — 0.7%
	Capital Projects Finance Authority, Capital Projects Loan Program, Student Housing,
2,385	Series F-1, Rev., NATL-RE, 5.500%, 10/01/13	2,405
2,880	Series F-1, Rev., NATL-RE, 5.500%, 10/01/14	2,899

		5,304

	General Obligation — 0.2%
1,250	Florida State Board Education, Public Education Capital Outlay 2004, Series C, GO, 5.000%, 06/01/24	1,391

	Hospital — 0.1%
500	Highlands County Health Facilities Authority, Adventist Health, Series A, Rev., VAR, 5.000%, 11/15/16	561

	Housing — 1.5%
1,055	Broward County Housing Finance Authority, Series B, Rev., AMT, 4.500%, 04/01/27	1,091
1,720	Escambia County, Housing Finance Authority, Single Family Mortgage, Multi-County Program, Series A, Rev., GNMA/FNMA/FHLMC FHA/VA GTD, 4.800%, 10/01/38	1,761
1,885	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	2,030
	Hillsborough County Housing Finance Authority, Single Family Mortgage,
835	Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 04/01/38	862
755	Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.400%, 10/01/27	749
475	Miami-Dade County Housing Finance Authority, Home Ownership Mortgage, Series A-1, Rev., GNMA/FNMA, 5.300%, 10/01/36	500
315	Orange County Housing Finance Authority, Series B, Rev., AMT, GNMA/FNMA, 5.400%, 09/01/32	338
1,160	Orange County Housing Finance Authority, Multi-County Program, Series A, Rev., AMT, GNMA, 5.125%, 09/01/38	1,201

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Housing –– Continued
	Pinellas County Housing Finance Authority, Multi-County Program,
1,225	Series A-2, Rev., AMT, GNMA/FNMA/FHLMC, 4.900%, 09/01/27	1,304
745	Series B-1, Rev., GNMA/FNMA, LOC: FNMA, 5.200%, 03/01/36	772

		10,608

	Other Revenue — 1.4%
1,960	Florida Housing Finance Corp., Homeowner Mortgage, Series B, Rev., GNMA, 4.500%, 01/01/29	2,112
1,400	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	1,529
2,900	Florida Water Pollution Control Financing Corp., Series A, Rev., 5.000%, 07/15/22	3,563
1,035	Highlands County Health Facilities Authority, Hospital, Adventist Health, Series I, Rev., 5.000%, 11/15/16	1,196
690	Orlando Utilities Commission, Water & Electric Revenue, Series B, Rev., 5.000%, 10/01/22	715
1,000	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	1,155

		10,270

	Prerefunded — 0.0% (g)
310	Orlando Utilities Commission, Water & Electric Revenue, Series B, Rev., 5.000%, 04/01/13 (p)	322

	Utility — 0.9%
5,000	City of Port St. Lucie, Rev., NATL-RE, 5.250%, 09/01/24	6,115

	Water & Sewer — 0.9%
5,000	Tampa Bay Water Utility System, Rev., NATL-RE, FGIC, 5.500%, 10/01/22	6,477

	Total Florida	48,084

	Georgia — 2.2%
	Certificate of Participation/Lease — 0.9%
5,000	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/22	6,291

	General Obligation — 0.9%
5,000	Fulton County School District, GO, 5.500%, 01/01/21	6,397

	Housing — 0.2%
1,755	Atlanta Urban Residential Finance Authority, Single Family Mortgage, Mortgage-Backed Securities, Series B, Rev., GNMA/FNMA/FHLMC, 5.500%, 03/01/41	1,795

	Other Revenue — 0.2%
1,000	City of Atlanta, Airport, Series C, Rev., 5.000%, 01/01/29	1,108

	Total Georgia	15,591

	Hawaii — 0.7%
	General Obligation — 0.7%
	City & County of Honolulu,
1,470	Series D, GO, 5.250%, 09/01/26	1,739
2,900	Series D, GO, 5.250%, 09/01/27	3,418

	Total Hawaii	5,157

	Idaho — 0.1%
	Housing — 0.1%
565	Idaho Housing & Finance Association, Series A, Class III, Rev., 5.550%, 07/01/20	576
	Idaho Housing & Finance Association, Single Family Mortgage,
20	Series D, Rev., FHA/VA MTGS, 6.450%, 07/01/14	20
60	Series E-2, Rev., 5.950%, 07/01/14	60
65	Series H, Rev., FHA/VA MTGS, 6.050%, 07/01/14	65

	Total Idaho	721

	Illinois — 3.5%
	General Obligation — 1.0%
	Chicago Board of Education,
3,000	Series C, GO, 5.250%, 12/01/24	3,422
2,000	Series C, GO, AGC-ICC, 5.250%, 12/01/26	2,257
350	City of Chicago Heights, Series A, GO, NATL-RE, FGIC, 5.650%, 12/01/16	359
1,315	City of Chicago, Unrefunded Balance, Series A, GO, AGM, 5.250%, 01/01/19	1,398

		7,436

	Hospital — 0.2%
1,500	Illinois Finance Authority, OSF Healthcare Systems, Rev., 5.250%, 11/15/23	1,546

	Housing — 1.4%
	City of Aurora, Single Family Mortgage,
1,228	Series A, Rev., AMT, GNMA/FNMA/FHLMC FHA/VA GTD, 5.500%, 12/01/39	1,279

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Housing –– Continued
1,319	Series B, Rev., GNMA/FNMA/FHLMC, 5.450%, 12/01/39	1,396
	City of Chicago, Single Family Mortgage,
925	Series B, Rev., GNMA/FNMA/FHLMC COLL, 6.000%, 06/22/12 (p)	974
1,820	Series C, Rev., GNMA/FNMA, 5.750%, 12/01/42	1,826
2,130	Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42	2,269
2,055	Series K, Rev., GNMA/FNMA/FHLMC, 5.350%, 06/01/43	2,179
30	City of Peoria, City of Moline & City of Freeport, Collateralized Single Family Mortgage, Series A, Rev., GNMA COLL/FHA/VA MTGS, 7.600%, 04/01/27	30

		9,953

	Other Revenue — 0.9%
1,700	Illinois Developmet Finance Authority, Depaul University, Series C, Rev., 5.250%, 10/01/24	1,819
1,000	Illinois Finance Authority, Gas Supply, Peoples Gas Light & Coke Company Project, Rev., VAR, 2.125%, 07/01/14	1,012
	Railsplitter Tobacco Settlement Authority,
1,500	Rev., 5.000%, 06/01/19	1,717
1,500	Rev., 5.250%, 06/01/20	1,742

		6,290

	Transportation — 0.0% (g)
100	City of Chicago, Midway Airport, Series A, Rev., AMT, AGM, 5.125%, 01/01/26	100

	Total Illinois	25,325

	Indiana — 2.8%
	General Obligation — 0.2%
1,345	Indiana Housing & Community Development Authority, Home First Program, Series A, GO, GNMA/FNMA/COLL, 4.500%, 06/01/28	1,451

	Hospital — 0.6%
	Indiana Health & Educational Facilities Financing Authority, Baptist Homes of Indiana,
410	Rev., 5.000%, 11/15/12	416
1,095	Rev., 5.000%, 11/15/15	1,195
1,000	Rev., 5.250%, 11/15/25	1,040
1,750	Indiana Health Facility Financing Authority, Ascension Health, Series A-1, Rev., VAR, 5.000%, 05/01/13	1,824

		4,475

	Housing — 0.2%
1,045	Indiana Housing & Community Development Authority, Single Family Mortgage, Series C-2, Rev., GNMA/FNMA, 5.000%, 01/01/36	1,062

	Other Revenue — 0.7%
2,000	Indiana Finance Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	2,317
495	Indiana Housing & Community Development Authority, Home First Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	539
2,000	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/27	2,345

		5,201

	Transportation — 0.5%
3,000	Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series F, Rev., AMBAC, 5.250%, 01/01/14	3,182

	Water & Sewer — 0.6%
4,050	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series F, Rev., NATL-RE, 5.000%, 07/01/19	4,485

	Total Indiana	19,856

	Iowa — 0.4%
	Housing — 0.4%
745	Iowa Finance Authority, Mortgage-Backed Securities Program, Single Family Mortgage, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	796
2,320	Multi-Family Housing, Bond Pass-Through Certificates, Town Center Villas, Series 12, Rev., 5.800%, 11/01/15	2,321

	Total Iowa	3,117

	Kansas — 1.4%
	Housing — 1.4%
	Sedgwick & Shawnee Counties, Single Family Mortgage,
1,685	Series A, Rev., GNMA/FNMA, 5.400%, 12/01/37	1,735

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Housing –– Continued
705	Series A-3, Rev., GNMA/FNMA, 5.500%, 06/01/28	750
385	Series A-3, Rev., GNMA/FNMA, 5.650%, 06/01/37	420
	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program,
525	Series A, Rev., GNMA/FNMA, 6.050%, 06/01/27	566
2,060	Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/38	2,078
1,655	Series A-4, Rev., GNMA/FNMA/FHLMC, 5.850%, 06/01/39	1,745
1,625	Series B-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/38	1,650
825	Series B-3, Rev., GNMA/FNMA, 5.850%, 12/01/34	872

	Total Kansas	9,816

	Kentucky — 0.3%
	Other Revenue — 0.3%
1,750	Louisville & Jefferson County, Metro Government Pollution Control, Gas & Electric Co., Project, Series A, Rev., VAR, 1.650%, 04/03/17	1,763

	Louisiana — 1.7%
	Certificate of Participation/Lease — 0.2%
1,000	Louisiana State Military Department, CR, Rev., COP, 5.000%, 08/01/15	1,102

	Hospital — 0.0% (g)
360	St. Tammany Parish Finance Authority, Christwood Project, Rev., 5.700%, 11/15/18	360

	Housing — 0.6%
	Calcasieu Parish Public Transportation Authority, Single Family Mortgage,
95	Series B, Rev., GNMA/FNMA, 5.000%, 04/01/28	97
1,865	Series B, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 09/01/38	1,883
468	East Baton Rouge Mortgage Finance Authority, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	507
1,420	Jefferson Parish Finance Authority, Single Family Mortgage, Series C, Rev., GNMA/FNMA, 4.500%, 12/01/24	1,434
620	Louisiana Housing Finance Agency, Home Ownership Program, Single Family Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.500%, 06/01/40	632

		4,553

	Other Revenue — 0.6%
500	Louisiana Housing Finance Agency, Mortgage-Backed Securities Program, Single Family Mortgage, Series A, Rev., GNMA/FNMA, 4.600%, 12/01/28	541
2,930	State of Louisiana, Gas & Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/26	3,475

		4,016

	Utility — 0.3%
2,290	Louisiana Energy & Power Authority, Rev., AGM, 5.750%, 01/01/13	2,362

	Total Louisiana	12,393

	Maryland — 2.4%
	General Obligation — 2.2%
	State of Maryland,
4,225	Series B, GO, 5.000%, 03/01/18	5,183
3,000	Series B, GO, 5.000%, 03/01/19	3,752
6,000	State of Maryland, State and Local Facilities Lien, Series 1, GO, 5.000%, 03/15/17 (p)	7,239

		16,174

	Housing — 0.2%
655	Montgomery County Housing Opportunites Commission, Single Family Mortgage, Series D, Rev., AMT, 5.500%, 01/01/38	692
500	Prince Georges County, Housing Authority, Bristol Pines Apartments Project, Rev., FNMA, 4.500%, 12/15/15	521
100	Prince Georges County, Housing Authority, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.600%, 12/01/34	102

		1,315

	Total Maryland	17,489

	Massachusetts — 3.3%
	Education — 0.5%
820	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute Technology, Rev., 5.250%, 07/01/33	1,127

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Education –– Continued
	Massachusetts Health & Educational Facilities Authority, Springfield College,
1,050	Rev., 5.000%, 10/15/15	1,145
1,060	Rev., 5.000%, 10/15/17	1,182

		3,454

	General Obligation — 0.5%
2,500	Commonwealth of Massachusetts, Series B, GO, AGM, 5.250%, 09/01/21	3,218

	Housing — 1.0%
3,725	Boston Housing Authority, Rev., AGM, 5.000%, 04/01/16	4,169
1,000	Massachusetts Housing Finance Agency, Single Family Housing, Series 124, Rev., AMT, 4.900%, 12/01/21	1,052
	New Bedford Housing Authority, Capital Funding Program,
700	Series A, Rev., 3.600%, 10/01/12	707
725	Series A, Rev., 3.750%, 10/01/13	755
750	Series A, Rev., 3.900%, 10/01/14	804

		7,487

	Other Revenue — 0.4%
2,000	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/29	2,622

	Water & Sewer — 0.9%
5,000	Massachusetts State Water Pollution Abatement, Pool Program, Rev., 5.250%, 08/01/24	6,513

	Total Massachusetts	23,294

	Michigan — 3.4%
	Education — 0.7%
4,000	University of Michigan, Series C, Rev., 5.000%, 04/01/18	4,873

	General Obligation — 0.2%
1,000	Detroit City School District, Improvement School Building & Site, Series A, GO, Q-SBLF, 5.000%, 05/01/18	1,161

	Hospital — 0.5%
1,000	Michigan State Hospital Finance Authority, Ascension Health, Senior Care Group, Rev., 5.000%, 11/15/16	1,156
2,500	Saginaw Hospital Finance Authority, Covenant Medical Center, Series G, Rev., 5.125%, 07/01/22	2,643

		3,799

	Housing — 0.6%
2,030	Michigan State Housing Development Authority, Rental Housing, Series D, Rev., AMT, AGM, 4.950%, 04/01/21	2,119
1,950	Michigan State Housing Development Authority, Single Family Mortgage, Series A, Rev., AMT, 5.000%, 06/01/30	2,004

		4,123

	Other Revenue — 0.6%
1,000	Michigan Finance Authority, State Revolving Fund, Clean Water, Rev., 5.000%, 10/01/30 (w)	1,189
1,705	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	1,959
1,255	Wayne County Airport Authority, Detroit Metropolitan Airport, Rev., NATL-RE, 5.250%, 12/01/16	1,396

		4,544

	Water & Sewer — 0.8%
5,430	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., AGM, 5.000%, 07/01/17	6,060

	Total Michigan	24,560

	Minnesota — 3.8%
	General Obligation — 0.8%
4,465	State of Minnesota, Various Purpose, Series K, GO, 5.000%, 11/01/20	5,628

	Housing — 1.9%
	Dakota County Community Development Agency, Mortgage-Backed Securities Program, Single Family Mortgage,
3,975	Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 12/01/40	4,216
516	Series B, Rev., GNMA/FNMA/FHLMC, 5.150%, 12/01/38	533
1,370	Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project, Rev., 6.100%, 09/01/19	1,372
	Minneapolis St. Paul Housing Finance Board, Mortgage-Backed Securities Program, City Living,
2,664	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	2,846
3,375	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	3,624

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Housing –– Continued
830	Minnesota Housing Finance Agency, Residential Housing Finance, Series D, Rev., VAR, AMT, 5.500%, 01/01/38	864

		13,455

	Other Revenue — 1.1%
970	Dakota County Community Development Agency, Mortgage-Backed Securities Program, Single Family Mortgage, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 06/01/35	1,054
	Minnesota Housing Finance Agency, Mortgage-Backed Securities Program,
1,865	Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 07/01/28	1,999
745	Series D, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 07/01/34	814
1,000	Minnesota Housing Finance Agency, Non AMT, Non ACE, Series D, Rev., FHLMC, 4.000%, 07/01/40	1,069
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
1,015	Rev., 5.250%, 08/01/24	1,228
1,070	Rev., 5.250%, 08/01/25	1,282
825	Rev., 5.250%, 08/01/26	962

		8,408

	Total Minnesota	27,491

	Mississippi — 0.9%
	Housing — 0.6%
4,195	Mississippi Home Corp., Single Family Mortgage, Series B-1, Rev., GNMA/FNMA/FHLMC, 5.375%, 12/01/38	4,251

	Other Revenue — 0.3%
1,870	Mississippi Home Corp., Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/31	2,000

	Total Mississippi	6,251

	Missouri — 1.3%
	Housing — 0.9%
	Missouri Housing Development Commission, Home Ownership Loan Program, Single Family Mortgage,
1,135	Rev., AMT, GNMA, 6.000%, 03/01/36	1,185
2,285	Series B, Rev., AMT, GNMA/FNMA, 5.800%, 09/01/35	2,451
580	Series B-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.050%, 03/01/38	587
840	Series E-1, Rev., FHLMC, 5.000%, 11/01/27	909
1,385	Series E-1, Rev., AMT, GNMA/FNMA, 5.600%, 03/01/37	1,484

		6,616

	Transportation — 0.4%
2,105	City of St. Louis, Lambert-St. Louis International Airport, Series B, Rev., AMT, AGM, 5.000%, 07/01/19	2,355

	Total Missouri	8,971

	Montana — 0.0% (g)
	Housing — 0.0% (g)
265	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/37	279

	Nebraska — 0.3%
	Housing — 0.1%
	Nebraska Investment Finance Authority, Single Family Housing,
830	Series C, Rev., 5.500%, 03/01/36	841
165	Series C, Rev., GNMA/FNMA/FHLMC, 5.250%, 06/01/12 (p)	165

		1,006

	Other Revenue — 0.2%
1,000	Central Plains Energy Project, Project No. 3, Rev., 5.000%, 09/01/16	1,109

	Total Nebraska	2,115

	Nevada — 2.1%
	Education — 0.9%
5,445	Nevada System of Higher Education, Series B, Rev., AMBAC, 5.000%, 07/01/19	6,136

	General Obligation — 0.7%
3,500	Clark County School District, Series B, GO, AGM, 5.000%, 06/15/18	3,807
1,360	Las Vegas Convention & Visitors Authority, GO, AMBAC, 5.000%, 07/01/29	1,448

		5,255

	Housing — 0.3%
565	Nevada Housing Division, Multi-Unit Housing, Citivista Project, Series A, Rev., FNMA COLL, 5.450%, 10/01/15	567
1,197	Nevada Rural Housing Authority, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 11/01/40	1,270

		1,837

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 0.2%
1,620	Las Vegas Special Improvement District No. 707, Special Assessment, Series A, AGM, 5.400%, 06/01/14	1,646

	Total Nevada	14,874

	New Hampshire — 1.0%
	Housing — 0.2%
1,395	New Hampshire Housing Finance Authority, Single Family Mortgage, Series E, Rev., 6.625%, 07/01/38	1,544

	Other Revenue — 0.8%
	City of Manchester, School Facilities,
3,545	Rev., NATL-RE, 5.500%, 06/01/24	4,712
900	Rev., NATL-RE, 5.500%, 06/01/27	1,218

		5,930

	Total New Hampshire	7,474

	New Jersey — 2.1%
	General Obligation — 0.2%
1,215	Egg Harbor Township School District, GO, AGM, 5.750%, 07/15/24	1,558

	Other Revenue — 1.5%
2,310	Casino Reinvestment Development Authority, Hotel Room Fee, Rev., AMBAC, 5.000%, 01/01/15	2,436
250	New Jersey Education Facilities Authority, College, Series A, Rev., 5.000%, 07/01/18	300
1,300	New Jersey Higher Education Student Assistance Authority, Series 1, Rev., 5.000%, 12/01/16	1,457
	Tobacco Settlement Financing Corp.,
2,500	Series 1A, Rev., 5.000%, 06/01/14	2,655
1,155	Series 1A, Rev., 5.000%, 06/01/16	1,266
2,550	Series 1A, Rev., 5.000%, 06/01/19	2,667

		10,781

	Transportation — 0.4%
2,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.500%, 12/15/21	2,500

	Total New Jersey	14,839

	New Mexico — 1.1%
	General Obligation — 0.2%
1,000	New Mexico Finance Authority, State Transportation, Senior Lien, GO, 5.000%, 06/15/17	1,200

	Housing — 0.9%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
1,945	Series B-3, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28	1,971
610	Series C, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 01/01/37	647
2,035	Series C-2, Rev., AMT, FNMA/GNMA, 4.700%, 09/01/33	2,073
1,780	Series D-1, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 01/01/37	1,926

		6,617

	Total New Mexico	7,817

	New York — 6.2%
	Certificate of Participation/Lease — 2.5%
5,010	New York State Dormitory Authority, Court Facilities Lease, Series A, Rev., COP, AMBAC, 5.500%, 05/15/20	6,188
2,800	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance, Series B, Rev., COP, 6.000%, 08/15/16	3,094
5,900	New York State Dormitory Authority, Personal Education, Series C, Rev., COP, 5.000%, 03/15/26	6,904
1,675	Tobacco Settlement Financing Corp., Asset-Backed Securities, Series B-1, Rev., COP, XLCA-ICR, 4.000%, 06/01/12	1,675

		17,861

	Education — 1.1%
2,000	New York Municipal Bond Bank Agency, Series C, Rev., 5.000%, 12/01/23	2,071
5,000	New York State Dormitory Authority, Personal Education, Series A, Rev., 5.000%, 03/15/21	5,864

		7,935

	General Obligation — 0.3%
1,700	New York City, Series D, GO, 5.000%, 11/01/22	1,869

	Housing — 0.3%
1,870	New York State Mortgage Agency, Rev., 5.000%, 04/01/28	2,005

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 0.9%
3,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second Resolution, Series EE, Rev., 5.000%, 06/15/29	3,554
2,500	New York State Environmental Facilities Corp., Revolving Funds, Municipal Water, Series A, Rev., 5.250%, 06/15/27	3,051

		6,605

	Resource Recovery — 0.3%
2,140	Islip Resource Recovery Agency, 1985 Facility, Series F, Rev., AGM, 5.000%, 07/01/13	2,243

	Special Tax — 0.3%
2,000	New York State Dormitory Authority, Personal Education, Series A, Rev., 5.250%, 02/15/24	2,439

	Transportation — 0.5%
3,145	Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Rev., 5.250%, 11/15/24	3,729

	Total New York	44,686

	North Carolina — 2.9%
	Education — 0.8%
1,355	University of North Carolina System, Series A, Rev., 5.250%, 10/01/23	1,625
3,300	University of North Carolina System, Appalachian State University, Series B1, Rev., 5.250%, 10/01/23	3,973

		5,598

	Housing — 0.7%
390	Asheville Housing Authority, Multi- Family, Battery Park Apartment, Series A, Rev., GNMA, 3.900%, 08/20/15	397
	North Carolina Housing Finance Agency, Home Ownership,
955	Series 23-A, Rev., VAR, AMT, 5.000%, 07/01/36	963
1,090	Series 26-A, Rev., VAR, AMT, 5.500%, 01/01/38	1,108
2,385	Series 30-A, Rev., AMT, 5.500%, 01/01/39	2,483

		4,951

	Other Revenue — 0.8%
1,000	North Carolina Capital Facilities Finance Agency, Waste Management of Carolinas Project, Rev., VAR, 3.375%, 08/01/14	1,044
3,000	State of North Carolina, Capital Improvement, Series A, Rev., 5.000%, 05/01/17	3,584
1,250	Wake County, Hammond Road Detention Center, Rev., 5.000%, 06/01/24	1,490

		6,118

	Water & Sewer — 0.6%
3,330	City of Charlotte, Water & Sewer System, Rev., 5.250%, 07/01/22	4,093

	Total North Carolina	20,760

	North Dakota — 1.1%
	General Obligation — 0.2%
1,380	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series F, GO, 4.500%, 01/01/35	1,459

	Housing — 0.3%
1,845	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series B, Rev., 5.000%, 07/01/28	1,980

	Industrial Development Revenue/Pollution Control
	Revenue — 0.3%
2,000	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.875%, 07/01/26	2,163

	Other Revenue — 0.3%
1,910	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series D, Rev., 4.500%, 01/01/29	2,039

	Total North Dakota	7,641

	Ohio — 4.1%
	General Obligation — 1.2%
1,500	Lakota Local School District, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/25	1,949
5,000	State of Ohio, Infrastructure Improvement, Series A, GO, 5.500%, 02/01/20	6,363

		8,312

	Housing — 0.3%
290	Cuyahoga County, Carter Manor, Multi- Family Housing, Rev., GNMA, 4.000%, 09/20/14	297
50	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series B, Rev., AMT, GNMA COLL, 4.650%, 09/01/20	50

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Housing –– Continued
	Summit County Port Authority, Eastland Woods Project, Multi-Family Housing,
270	Series A, Rev., FHA, GNMA COLL, 4.000%, 12/20/14	274
580	Series A, Rev., FHA, GNMA COLL, 4.350%, 12/20/19	606
1,020	Series A, Rev., FHA, GNMA COLL, 4.750%, 12/20/26	1,061

		2,288

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
1,040	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/19	1,041
295	Cleveland-Cuyahoga County Port Authority, Cleveland Bond Fund, Series A, Rev., LOC: Fifth Third Bank, 6.250%, 05/15/16	298
200	Cleveland-Cuyahoga County Port Authority, Cleveland City Project, Tax Allocation, Series B, Rev., 4.500%, 05/15/30	177

		1,516

	Other Revenue — 1.6%
1,300	American Municipal Power, Inc., Prairie Street Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	1,525
1,000	City of Columbus, Sewerage System, Series A, Rev., 5.000%, 06/01/23	1,175
3,000	Franklin County, Facilities, Ohiohealth Corp., Series D, Rev., VAR, 4.000%, 08/01/16	3,299
90	Ohio Housing Finance Agency, Single Family Mortgage, Series 1, Rev., 5.000%, 11/01/28	98
2,020	Ohio State, Parks & Recreation Capital Facilities, Lease Appropriation Improvement Projects, Series A, 5.000%, 12/01/18	2,431
2,430	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.000%, 12/01/16	2,779

		11,307

	Prerefunded — 0.0% (g)
175	Toledo-Lucas County Port Authority, Development, Northwest Ohio Bond Fund, Series C, Rev., 5.350%, 11/15/12 (p)	178

	Water & Sewer — 0.8%
5,000	City of Cincinnati, Water System, Series A, Rev., 5.000%, 12/01/17	6,065

	Total Ohio	29,666

	Oklahoma — 0.7%
	Housing — 0.7%
	Oklahoma County Home Finance Authority, Mortgage-Backed Securities,
2,360	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.400%, 10/01/38	2,451
870	Series A-2, Rev., GNMA, 5.700%, 04/01/36	888
1,635	Oklahoma Housing Finance Agency, Homeownership Loan Program, Single Family Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 4.375%, 09/01/27	1,757

	Total Oklahoma	5,096

	Oregon — 1.3%
	General Obligation — 0.3%
1,840	Jackson County School District No. 549C, GO, School Board Guaranty, 5.250%, 06/15/16	2,187

	Housing — 0.4%
2,555	Oregon State Facilities Authority, Cascadian Terrace Apartments, Series A, Rev., LOC: Bank of West, 5.100%, 11/01/17	2,629

	Other Revenue — 0.6%
1,040	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.000%, 04/01/26	1,195
3,030	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series B, Rev., AMT, 5.000%, 07/01/30	3,245

		4,440

	Total Oregon	9,256

	Other Territories — 0.4%
	Housing — 0.4%
1,940	Multi-Family Housing, Bond Pass-Through Certificates, Series 7, Rev., VAR, 5.850%, 11/01/21	1,940
1,195	Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments, Series 8, Rev., VAR, 5.950%, 11/01/23	1,192

	Total Other Territories	3,132

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Pennsylvania — 3.9%
	Education — 0.7%
4,000	University of Pittsburgh, University Capital Project, Series B, Rev., 5.250%, 09/15/26	4,735

	General Obligation — 0.5%
3,000	City of Philadelphia, Series A, GO, AGM, 5.000%, 08/01/14	3,254

	Housing — 0.1%
585	Allegheny County Residential Finance Authority, Single Family, Series TT, Rev., GNMA/FNMA, 5.750%, 05/01/37	594
80	Philadelphia Authority for Industrial Development, Senior Living, Arbor House Project, Series E, Rev., 4.700%, 07/01/13	81
60	Philadelphia Authority for Industrial Development, Senior Living, Rieder House Project, Series A, Rev., 4.700%, 07/01/13	60
65	Philadelphia Authority for Industrial Development, Senior Living, Saligman House Project, Series C, Rev., 4.700%, 07/01/13	65

		800

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
3,000	Bucks County IDA, Waste Management, Inc. Project, Rev., VAR, 2.875%, 02/01/13	3,041
1,500	Pennsylvania Economic Development Financing Authority, Solid Waste, Waste Management, Inc. Project, Series A, Rev., VAR, 3.700%, 05/01/15	1,579

		4,620

	Other Revenue — 1.4%
3,000	Allegheny County Airport Authority, Series 2B, Rev., VAR, FGIC, 5.000%, 01/01/18	3,288
1,500	Allegheny County Airport Authority, Pittsburgh International Airport, Series A-1, Rev., 5.000%, 01/01/22	1,680
3,000	Pennsylvania Economic Development Financing Authority, People Energy Supply, Series A, Rev., VAR, 3.000%, 09/01/15	3,063
2,000	Philadelphia Redevelopment Authority, Transformation Initiative, Rev., 5.000%, 04/15/19	2,350

		10,381

	Resource Recovery — 0.6%
3,925	Harrisburg Authority, Resource Recovery Facility, Series D-2, Rev., VAR, AGM, 5.000%, 12/01/13	3,940

	Total Pennsylvania	27,730

	South Carolina — 2.8%
	Certificate of Participation/Lease — 0.9%
3,500	Charleston Educational Excellence Finance Corp., Charleston County School District, Rev., COP, 5.250%, 12/01/22	3,967
2,560	City of Columbia, Tourism Development Fee Pledge, COP, AMBAC, 5.250%, 06/01/20	2,644

		6,611

	General Obligation — 0.9%
5,855	York County School District No. 1, Series A, GO, SCSDE, 5.250%, 03/01/24	6,914

	Hospital — 0.8%
1,090	Lexington County Health Services District, Inc., Rev., 6.000%, 05/01/14	1,189
4,125	Medical University Hospital Authority, FHA Insured Mortgage, Series A, Rev., NATL-RE, FHA, 5.250%, 02/15/23	4,436

		5,625

	Other Revenue — 0.2%
1,115	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	1,206

	Total South Carolina	20,356

	South Dakota — 0.5%
	Housing — 0.3%
1,955	South Dakota Housing Development Authority, Home Ownership Mortgage, Series E, Rev., 6.000%, 11/01/38	2,064

	Other Revenue — 0.2%
1,000	South Dakota Health & Educational Facilities Authority, Regional Health, Rev., 5.000%, 09/01/17	1,156

	Total South Dakota	3,220

	Tennessee — 3.5%
	General Obligation — 0.5%
3,640	Tennessee Housing Development Agency, Home Ownership Program, Series 1C, GO, 3.750%, 01/01/25	3,640

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Housing — 1.1%
1,985	Memphis Health Educational & Housing Facility Board, Hillcrest Apartments Project, Multi-Family Housing, Rev., VAR, AMT, FHLMC, 5.000%, 10/01/17	2,214
	Tennessee Housing Development Agency,
2,290	Series A-1, Rev., 5.000%, 01/01/27	2,469
2,070	Series A-2, Rev., 4.200%, 07/01/25	2,213
1,120	Tennessee Housing Development Agency, Home Ownership Program, Series 2007- 1, Rev., AMT, 5.500%, 01/01/38	1,161

		8,057

	Transportation — 0.2%
1,000	Memphis-Shelby County Airport Authority, Series B, Rev., AMT, 5.750%, 07/01/25	1,148

	Utility — 0.8%
5,000	Tennessee Energy Acquisition Corp., Series A, Rev., 5.250%, 09/01/21	5,602

	Water & Sewer — 0.9%
5,000	Metropolitan Government Nashville & Davidson County, Series A, Rev., AGM, 5.250%, 01/01/21	6,312

	Total Tennessee	24,759

	Texas — 8.2%
	General Obligation — 2.3%
1,150	Conroe Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/19	1,410
4,000	Fort Bend County, GO, 5.250%, 03/01/28	4,586
2,335	Keller Independent School District, School Building, GO, 5.250%, 02/15/26	2,804
	Little Elm Independent School District, Unrefunded Balance,
5	GO, PSF-GTD, Zero Coupon, 08/15/30	2
5	GO, PSF-GTD, Zero Coupon, 08/15/31	2
5	GO, PSF-GTD, Zero Coupon, 08/15/32	1
2,000	Port of Houston Authority, Series D-1, GO, 5.000%, 10/01/24	2,430
1,895	State of Texas, College Student Loans, Series A, GO, 5.250%, 08/01/19	2,275
2,500	Wichita Falls Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/01/25	2,900

		16,410

	Hospital — 0.0% (g)
100	Lufkin Health Facilities Development Corp., Memorial Health System, East Texas, Rev., 5.000%, 02/15/13	102

	Housing — 1.4%
100	Houston Housing Finance Corp., Sterlingshire Apartments, Multi-Family Housing, Series A-2, Rev., 4.250%, 11/01/12	101
1,480	Multi-Family Housing, Bond Pass-Through Certificates, Valencia Apartments of Bernalilo, Series 2, Rev., 5.850%, 05/01/16	1,480
1,965	Nortex Housing Finance Corp., Mortgage- Backed Securities Program, Single Family Housing, Series A, Rev., GNMA/FNMA/FHLMC, 5.500%, 07/01/38	2,107
640	Texas Department of Housing & Community Affairs, Series D, Rev., AMT, 4.400%, 03/01/28	650
1,422	Texas State Affordable Housing Corp., Single Family Mortgage, Series C, Rev., GNMA/FNMA/FHLMC, 5.300%, 10/01/39	1,508
3,370	Texas State Affordable Housing Corp., Single Family Mortgage, Professional Educators Home Loan Program, Series A, Rev., VAR, GNMA/FNMA/FHLMC, 5.350%, 09/01/39	3,486
320	Texas State Affordable Housing Corp., Single Family Mortgage, Teachers Home Loan Program, Rev., GNMA/FNMA/COLL, 6.200%, 03/01/32	327
546	West Central Regional Housing Finance Corp., Mortgage-Backed Securities Program, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 12/01/39	574

		10,233

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Project,
900	Rev., 4.700%, 05/01/18	995
2,000	Rev., 5.000%, 02/01/23	2,182

		3,177

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 1.0%
1,955	Texas Department of Housing & Community Affairs, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	2,149
4,175	Texas State Transportation Commission, First Tier, Rev., 5.000%, 04/01/26	4,797

		6,946

	Transportation — 2.0%
3,000	City of Austin, Texas Airport System, Prior Lien, Rev., NATL-RE, 5.250%, 11/15/16	3,172
2,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/18	2,347
1,500	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., 5.000%, 11/01/22	1,657
6,000	Texas State Transportation Commission, First Tier, Series A, Rev., 5.000%, 04/01/23	6,839

		14,015

	Utility — 0.3%
	Harris County Cultural Education Facilities Finance Corp., Teco Project,
950	Series A, Rev., 5.000%, 11/15/15	1,088
1,025	Series B, Rev., 5.000%, 11/15/13	1,093

		2,181

	Water & Sewer — 0.8%
5,000	Texas Water Development Board, Revolving Funds, Sub Lien, Series B, Rev., 5.250%, 07/15/24	5,950

	Total Texas	59,014

	Utah — 0.8%
	Certificate of Participation/Lease — 0.2%
970	Utah Transit Authority, Sales Tax, Rev., 5.250%, 06/15/29	1,281

	Education — 0.6%
3,245	Utah State Board of Regents, Student Fee and Housing System, Rev., NATL-RE, 5.250%, 04/01/23	4,130

	Housing — 0.0% (g)
80	Utah State Housing Finance Agency, Single Family Mortgage, Series D-2, Rev., FHA/VA MTGS, 5.350%, 07/01/18	80

	Total Utah	5,491

	Vermont — 0.5%
	Other Revenue — 0.5%
1,000	Vermont Housing Finance Agency, Mutliple Purpose, Series B, Rev., AMT, FHLMC, 4.125%, 11/01/42	1,046
2,250	Vermont Municipal Bond Bank, Series 1, Rev., 5.000%, 12/01/23	2,669

	Total Vermont	3,715

	Virginia — 2.0%
	General Obligation — 0.5%
3,000	City of Virginia Beach, Public Improvement, Series B, GO, 5.000%, 07/15/19	3,761

	Other Revenue — 0.4%
2,050	Virginia Public Building Authority, Public Facilities, Series B, Rev., 5.250%, 08/01/21	2,474

	Resource Recovery — 0.4%
	Virginia Resources Authority, Pooled Financing,
1,110	Series A, Rev., 5.000%, 11/01/17	1,344
1,500	Series B, Rev., 5.000%, 11/01/16	1,778

		3,122

	Transportation — 0.7%
4,000	Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development Program, Series C, Rev., 5.000%, 05/15/24	4,574

	Total Virginia	13,931

	Washington — 0.4%
	General Obligation — 0.2%
1,035	City of Tacoma, Limited Tax, Series B, GO, 5.000%, 12/01/17	1,243

	Other Revenue — 0.2%
500	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	590
1,000	Port of Seattle, Intermediate Lien, Series C, Rev., AMT, 5.000%, 02/01/16	1,128

		1,718

	Total Washington	2,961

	West Virginia — 0.4%
	Other Revenue — 0.4%
2,690	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facility, Series A, Rev., 5.000%, 06/01/29 (w)	3,079

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Wisconsin — 1.6%
	Education — 0.7%
5,000	State of Wisconsin, Health & Education, Private Placement, Rev., 4.280%, 05/01/29 (f) (i)	5,189

	General Obligation — 0.9%
3,500	City of Kenosha, Capital Appreciation, Series D, GO, AMBAC, Zero Coupon, 09/01/15	3,369
2,335	State of Wisconsin, Series C, GO, 5.000%, 05/01/23	2,744

		6,113

	Total Wisconsin	11,302

	Total Municipal Bonds (Cost $661,857)	705,262

SHARES
Investment Company — 0.8%
389	Nuveen Premium Income Municipal Fund (Cost $5,430)	5,755

	Total Investments — 99.2% (Cost $667,287)	711,017
	Other Assets in Excess of Liabilities — 0.8%	5,557

	NET ASSETS — 100.0%	$716,574

Percentages indicated are based on net assets.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ACA	—	Insured by American Capital Access
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.*
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
ICR	—	Insured Custodial Receipts
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.
XLCA	—	Insured by XL Capital Assurance
(f)	—	Security is fair valued in accordance with procedures
established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities
with a value of approximately $5,307,000 which amounts to
0.7% of total investments.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures
approved by the Board of Trustees and may be difficult to
sell.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.

*	Filed for bankruptcy on November 8, 2010.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,228
Aggregate gross unrealized depreciation	(498)

Net unrealized appreciation/depreciation	$43,730

Federal income tax cost of investments	$667,287

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. SECURITY VALUATIONS—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors or (the “Board”) third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. The Fund’s Administrator (“JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, the Fund’s Investment Advisor (“JPMIM”), Legal and Compliance, Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing and at least a quarterly basis with the VC and Board, as applicable. The appropriateness of fair values are assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at May 31, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by municipal sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Other Revenue	$—	$8,307	$—	$8,307
Alaska
Housing	—	1,741	—	1,741
Other Revenue	—	2,985	—	2,985

Total Alaska	—	4,726	—	4,726

Arizona
Certificate of Participation/Lease	—	5,516	—	5,516
Hospital	—	4,316	—	4,316
Housing	—	944	—	944
Other Revenue	—	10,381	—	10,381
Water & Sewer	—	3,447	—	3,447

Total Arizona	—	24,604	—	24,604

Arkansas
Housing	—	593	—	593
Special Tax	—	3,933	—	3,933

Total Arkansas	—	4,526	—	4,526

California
General Obligation	—	11,300	—	11,300
Hospital	—	4,473	—	4,473
Housing	—	5,666	—	5,666
Other Revenue	—	8,590	—	8,590
Water & Sewer	—	1,292	—	1,292

Total California	—	31,321	—	31,321

Colorado
General Obligation	—	5,675	—	5,675
Hospital	—	2,586	—	2,586
Housing	—	4,799	118	4,917
Other Revenue	—	1,899	—	1,899
Prerefunded	—	144	—	144
Transportation	—	678	—	678

Total Colorado	—	15,781	118	15,899

Connecticut
Other Revenue	—	5,247	—	5,247

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Delaware
Housing	$—	$3,711	$—	$3,711
District of Columbia
Housing	—	716	—	716
Other Revenue	—	4,914	—	4,914
Transportation	—	8,219	—	8,219

Total District of Columbia	—	13,849	—	13,849

Florida
Certificate of Participation/Lease	—	7,036	—	7,036
Education	—	5,304	—	5,304
General Obligation	—	1,391	—	1,391
Hospital	—	561	—	561
Housing	—	10,608	—	10,608
Other Revenue	—	10,270	—	10,270
Prerefunded	—	322	—	322
Utility	—	6,115	—	6,115
Water & Sewer	—	6,477	—	6,477

Total Florida	—	48,084	—	48,084

Georgia
Certificate of
Participation/Lease	—	6,291	—	6,291
General Obligation	—	6,397	—	6,397
Housing	—	1,795	—	1,795
Other Revenue	—	1,108	—	1,108

Total Georgia	—	15,591	—	15,591

Hawaii
General Obligation	—	5,157	—	5,157
Idaho
Housing	—	721	—	721
Illinois
General Obligation	—	7,436	—	7,436
Hospital	—	1,546	—	1,546
Housing	—	9,953	—	9,953
Other Revenue	—	6,290	—	6,290
Transportation	—	100	—	100

Total Illinois	—	25,325	—	25,325

Indiana
General Obligation	—	1,451	—	1,451
Hospital	—	4,475	—	4,475
Housing	—	1,062	—	1,062
Other Revenue	—	5,201	—	5,201
Transportation	—	3,182	—	3,182
Water & Sewer	—	4,485	—	4,485

Total Indiana	—	19,856	—	19,856

Iowa
Housing	—	3,117	—	3,117
Kansas
Housing	—	9,816	—	9,816
Kentucky
Other Revenue	—	1,763	—	1,763

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Louisiana
Certificate of
Participation/Lease	$—	$1,102	$—	$1,102
Hospital	—	360	—	360
Housing	—	4,553	—	4,553
Other Revenue	—	4,016	—	4,016
Utility	—	2,362	—	2,362

Total Louisiana	—	12,393	—	12,393

Maryland
General Obligation	—	16,174	—	16,174
Housing	—	1,315	—	1,315

Total Maryland	—	17,489	—	17,489

Massachusetts
Education	—	3,454	—	3,454
General Obligation	—	3,218	—	3,218
Housing	—	7,487	—	7,487
Other Revenue	—	2,622	—	2,622
Water & Sewer	—	6,513	—	6,513

Total Massachusetts	—	23,294	—	23,294

Michigan
Education	—	4,873	—	4,873
General Obligation	—	1,161	—	1,161
Hospital	—	3,799	—	3,799
Housing	—	4,123	—	4,123
Other Revenue	—	4,544	—	4,544
Water & Sewer	—	6,060	—	6,060

Total Michigan	—	24,560	—	24,560

Minnesota
General Obligation	—	5,628	—	5,628
Housing	—	13,455	—	13,455
Other Revenue	—	8,408	—	8,408
Total Minnesota	—	27,491	—	27,491
Mississippi
Housing	—	4,251	—	4,251
Other Revenue	—	2,000	—	2,000

Total Mississippi	—	6,251	—	6,251

Missouri
Housing	—	6,616	—	6,616
Transportation	—	2,355	—	2,355

Total Missouri	—	8,971	—	8,971

Montana
Housing	—	279	—	279
Nebraska
Housing	—	1,006	—	1,006
Other Revenue	—	1,109	—	1,109

Total Nebraska	—	2,115	—	2,115

Nevada
Education	—	6,136	—	6,136
General Obligation	—	5,255	—	5,255
Housing	—	1,837	—	1,837
Other Revenue	—	1,646	—	1,646

Total Nevada	—	14,874	—	14,874

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New Hampshire
Housing	$—	$1,544	$—	$1,544
Other Revenue	—	5,930	—	5,930

Total New Hampshire	—	7,474	—	7,474

New Jersey
General Obligation	—	1,558	—	1,558
Other Revenue	—	10,781	—	10,781
Transportation	—	2,500	—	2,500

Total New Jersey	—	14,839	—	14,839

New Mexico
General Obligation	—	1,200	—	1,200
Housing	—	6,617	—	6,617

Total New Mexico	—	7,817	—	7,817

New York
Certificate of
Participation/Lease	—	17,861	—	17,861
Education	—	7,935	—	7,935
General Obligation	—	1,869	—	1,869
Housing	—	2,005	—	2,005
Other Revenue	—	6,605	—	6,605
Resource Recovery	—	2,243	—	2,243
Special Tax	—	2,439	—	2,439
Transportation	—	3,729	—	3,729

Total New York	—	44,686	—	44,686

North Carolina
Education	—	5,598	—	5,598
Housing	—	4,951	—	4,951
Other Revenue	—	6,118	—	6,118
Water & Sewer	—	4,093	—	4,093

Total North Carolina	—	20,760	—	20,760

North Dakota
General Obligation	—	1,459	—	1,459
Housing	—	1,980	—	1,980
Industrial Development
Revenue/Pollution Control
Revenue	—	2,163	—	2,163
Other Revenue	—	2,039	—	2,039

Total North Dakota	—	7,641	—	7,641

Ohio
General Obligation	—	8,312	—	8,312
Housing	—	2,288	—	2,288
Industrial Development
Revenue/Pollution Control
Revenue	—	1,516	—	1,516
Other Revenue	—	11,307	—	11,307
Prerefunded	—	178	—	178
Water & Sewer	—	6,065	—	6,065

Total Ohio	—	29,666	—	29,666

Oklahoma
Housing	—	5,096	—	5,096
Oregon
General Obligation	—	2,187	—	2,187
Housing	—	2,629	—	2,629

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Other Revenue	$—	$4,440	$—	$4,440

Total Oregon	—	9,256	—	9,256

Other Territories
Housing	—	3,132	—	3,132
Pennsylvania
Education	—	4,735	—	4,735
General Obligation	—	3,254	—	3,254
Housing	—	800	—	800
Industrial Development
Revenue/Pollution Control
Revenue	—	4,620	—	4,620
Other Revenue	—	10,381	—	10,381
Resource Recovery	—	3,940	—	3,940

Total Pennsylvania	—	27,730	—	27,730

South Carolina
Certificate of
Participation/Lease	—	6,611	—	6,611
General Obligation	—	6,914	—	6,914
Hospital	—	5,625	—	5,625
Other Revenue	—	1,206	—	1,206

Total South Carolina	—	20,356	—	20,356

South Dakota
Housing	—	2,064	—	2,064
Other Revenue	—	1,156	—	1,156

Total South Dakota	—	3,220	—	3,220

Tennessee
General Obligation	—	3,640	—	3,640
Housing	—	8,057	—	8,057
Transportation	—	1,148	—	1,148
Utility	—	5,602	—	5,602
Water & Sewer	—	6,312	—	6,312

Total Tennessee	—	24,759	—	24,759

Texas
General Obligation	—	16,410	—	16,410
Hospital	—	102	—	102
Housing	—	10,233	—	10,233
Industrial Development
Revenue/Pollution Control
Revenue	—	3,177	—	3,177
Other Revenue	—	6,946	—	6,946
Transportation	—	14,015	—	14,015
Utility	—	2,181	—	2,181
Water & Sewer	—	5,950	—	5,950

Total Texas	—	59,014	—	59,014

Utah
Certificate of
Participation/Lease	—	1,281	—	1,281
Education	—	4,130	—	4,130
Housing	—	80	—	80

Total Utah	—	5,491	—	5,491

Vermont
Other Revenue	—	3,715	—	3,715

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Virginia
General Obligation	$—	$3,761	$—	$3,761
Other Revenue	—	2,474	—	2,474
Resource Recovery	—	3,122	—	3,122
Transportation	—	4,574	—	4,574

Total Virginia	—	13,931	—	13,931

Washington
General Obligation	—	1,243	—	1,243
Other Revenue	—	1,718	—	1,718

Total Washington	—	2,961	—	2,961

West Virginia
Other Revenue	—	3,079	—	3,079
Wisconsin
Education	—	—	5,189	5,189
General Obligation	—	6,113	—	6,113

Total Wisconsin	—	6,113	5,189	11,302

Total	—	699,955	5,307	705,262

Investment Company	5,755	—	—	5,755

Total Investments in Securities	5,755	699,955	5,307	711,017

There were no transfers between Levels 1 and 2 during the three months ended May 31, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Municipal Income Fund	Balance as of 02/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)		Net amortization (accretion)	Purchases[1]	Sales[2]		Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/12
Investments in Securities
Colorado - Housing	$121	$—	—	(a)	$—	$—		$(3)	$—	$—	$118
Wisconsin - Education	5,191	—		(2)	—	—	—		—	—	5,189

Total	$5,312	$—		$(2)	$—	$—		$(3)	$—	$—	$5,307

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Amount rounds to less than $1,000.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 3.6% (n)
	Florida — 0.7%
22,000	Gainesville Utility Systems, Series C, 0.320%, 07/05/12	22,000
	Indiana — 1.8%
	Indiana Development Finance Authority,
58,000	Rev., VRDO, 0.350%, 06/05/12	58,000
	Massachusetts — 1.1%
34,000	Massachusetts Water Resources Authority, Series 94, 0.320%, 07/19/12	34,000

	Total Commercial Paper (Cost $114,000)	114,000

Daily Demand Notes — 10.0%
	Michigan — 5.2%
1,600	Farmington Hills Hospital Finance Authority, Botsford Obligated, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.220%, 06/01/12	1,600
2,000	Michigan State Hospital Finance Authority, Crittenton Hospital, Series A, Rev., VRDO, LOC: Comerica Bank, 0.220%, 06/01/12	2,000
3,610	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 0.270%, 06/01/12	3,610
	Michigan State Housing Development Authority, Rental Housing,
66,360	Series A, Rev., VRDO, AMT, AGM, 0.380%, 06/01/12	66,360
32,910	Series A, Rev., VRDO, AMT, AGM, 0.380%, 06/01/12	32,910
58,485	Series C, Rev., VRDO, AMT, AGM, 0.380%, 06/01/12	58,485

		164,965

	Missouri — 0.7%
21,875	Missouri Development Finance Board, Kauffman Center for the Performing Arts, Series A, Rev., VRDO, 0.250%, 06/01/12	21,875

	New York — 2.3%
15,330	New York City, Series A-3, GO, LIQ: Landesbank Hessen-Thuringen, 0.240%, 06/01/12	15,330
10,000	New York City, Fiscal 2008, Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.250%, 06/01/12	10,000
20,000	New York Mortgage Agency, Series 142, Rev., AMT, LIQ: Barclays Bank plc, 0.200%, 06/01/12	20,000
29,200	New York Mortgage Agency, Homeowner Mortgage, Series 135, Rev., VRDO, AMT, 0.210%, 06/01/12	29,200

		74,530

	Ohio — 0.2%
3,030	Ohio State Higher Educational Facility Commission, Case Western Reserve, Series A, Rev., VRDO, 0.200%, 06/01/12	3,030
2,450	Ohio State Water Development Authority, Pollution Control, FirstEnergy Nuclear Generation Corp. Project, Series C, Rev., LOC: UBS AG, 0.200%, 06/01/12	2,450

		5,480

	Oklahoma — 0.2%
4,950	Oklahoma State Capital Improvement Authority, Higher Education, Series D2, Rev., VRDO, 0.300%, 06/01/12	4,950

	South Carolina — 0.3%
9,140	South Carolina Educational Facilities Authority, Furman University, Series B, Rev., VRDO, 0.230%, 06/01/12	9,140

	Tennessee — 1.0%
	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund,
18,305	Rev., VRDO, LOC: Bank of America N.A., 0.290%, 06/01/12	18,305
14,750	Rev., VRDO, LOC: Bank of America N.A., 0.290%, 06/01/12	14,750

		33,055

	Texas — 0.1%
3,970	State of Texas, Veterans Housing Assistance Fund, Series SG 152, GO, LIQ: Societe Generale, 0.290%, 06/01/12	3,970

	Total Daily Demand Notes (Cost $317,965)	317,965

Municipal Bonds — 7.9%
	Connecticut — 1.6%
16,000	City of Hartford, Series A, GO, BAN, AGM, 2.000%, 04/11/13	16,224
33,135	City of New Britain, GO, BAN, 1.250%, 03/27/13	33,348

		49,572

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Massachusetts — 0.2%
5,383	Town of Saugus, GO, BAN, 1.500%, 11/15/12	5,409

	New Jersey — 3.7%
19,936	Township of East Brunswick, Middlesex County, GO, BAN, 1.500%, 04/10/13	20,089
50,182	Township of Monroe, Middlesex County, GO, BAN, 1.500%, 08/07/12	50,269
	Township of North Bergen, Hudson County,
7,505	GO, BAN, 1.500%, 04/03/13	7,573
9,272	GO, BAN, 1.500%, 04/03/13	9,355
20,645	Township of South Orange Village, Series A, GO, BAN, 2.000%, 01/30/13	20,850
8,890	Township of West Milford, Passaic County, GO, BAN, 1.500%, 04/12/13	8,963

		117,099

	New York — 1.9%
14,880	Altmar-Parish-Williamstown Central School District, GO, BAN, 1.750%, 07/13/12	14,892
17,792	Ausable Valley Central School District, Series F, GO, BAN, 1.500%, 06/08/12	17,795
10,850	Downsville Central School District, GO, BAN, 1.750%, 06/29/12	10,858
6,250	East Islip Union Free School District, GO, TAN, 1.500%, 06/29/12	6,253
15	Ilion Central School District, GO, BAN, 1.350%, 06/29/12	15
11,730	South Jefferson Central School District, GO, BAN, 2.000%, 06/22/12	11,736

		61,549

	Ohio — 0.5%
17,000	City of Marysville, Wastewater Treatment Systems, GO, BAN, 1.500%, 05/30/13	17,143

	Total Municipal Bonds (Cost $250,772)	250,772

Weekly Demand Notes — 69.8%
	Alabama — 0.5%
15,000	East Alabama Health Care Authority, Series B, Rev., VRDO, 0.350%, 06/07/12	15,000

	Alaska — 0.5%
16,790	Deutsche Bank Spears/Lifers Trust Various States, Series DB-507, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.250%, 06/07/12	16,790

	Arizona — 0.6%
20,400	Puttable Floating Option Tax-Exempt Receipts, Series PT-4605, Rev., VRDO, LIQ: PB Capital Corp., 0.380%, 06/07/12	20,400

	California — 5.4%
15,000	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.240%, 06/07/12	15,000
	Deutsche Bank Spears/Lifers Trust Various States,
69,930	Series DB-455, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.280%, 06/07/12	69,930
4,700	Series DBE-1011, Rev., VRDO, LIQ: Deutsche Bank AG, 0.250%, 06/07/12	4,700
	Puttable Floating Option Tax-Exempt Receipts,
6,805	Series PT-4720, Rev., VRDO, LIQ: FHLMC, 0.420%, 06/07/12	6,805
5,500	Series PT-4721, Rev., VRDO, LIQ: FHLMC, 0.420%, 06/07/12	5,500
33,525	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.580%, 06/07/12	33,525
	Wells Fargo Stage Trust, Floater Certificates,
15,860	Series 15-C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.250%, 06/07/12	15,860
21,220	Series 49C, GO, VRDO, AGC, LIQ: Wells Fargo Bank N.A., 0.250%, 06/07/12	21,220

		172,540

	Colorado — 2.3%
	Denver City & County, Airport,
7,500	Series C, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.310%, 06/07/12	7,500
13,200	Series F, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.310%, 06/07/12	13,200
	Deutsche Bank Spears/Lifers Trust Various States,
17,000	Series DB-467, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.270%, 06/07/12	17,000
15,000	Series DBE-510, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.270%, 06/07/12	15,000

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Colorado — Continued
21,195	Series DBE-647, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.270%, 06/07/12	21,195

		73,895

	Delaware — 0.2%
5,225	Delaware State Housing Authority, MERLOTS, Rev., VRDO, 0.500%, 06/07/12	5,225

	District of Columbia — 0.4%
13,150	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-1006, Rev., VRDO, LIQ: Deutsche Bank AG, 0.250%, 06/07/12	13,150

	Florida — 4.8%
17,800	Collier County IDA, Allete, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.230%, 06/07/12	17,800
	Deutsche Bank Spears/Lifers Trust Various States,
59,490	Series DB-478, Rev., VRDO, AMT, NATL-RE, LIQ: Deutsche Bank AG, 0.290%, 06/07/12	59,490
24,930	Series DB-642, Rev., VRDO, AGC, LIQ: Deutsche Bank AG, 0.270%, 06/07/12	24,930
15,665	Florida Housing Finance Corp., Boynton Bay Apartments, Multi-Family Housing, Rev., VRDO, LOC: Citibank N.A., 0.240%, 06/07/12	15,665
6,795	Manatee County Housing Finance Authority, Centre Court Apartments Project, Series A, Rev., VRDO, LOC: Suntrust Bank, 0.210%, 06/07/12	6,795
13,460	Orlando Utilities Commission, Window, Series A, Rev., VRDO, 0.290%, 12/27/12 (i)	13,460
4,155	Palm Beach County Housing Development Corp., Multi-Family Housing, Caribbean Villas, Rev., VRDO, FNMA, LIQ: FNMA, 0.210%, 06/07/12	4,155
11,270	Sumter County IDA, American Cement Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.380%, 06/07/12	11,270

		153,565

	Georgia — 1.7%
	Fulton County Development Authority, FlightSafety International, Inc. Project,
30,025	Series B, Rev., VRDO, 0.180%, 06/07/12	30,025
7,300	Series B, Rev., VRDO, 0.180%, 06/07/12	7,300
8,045	Lehman Municipal Trust Receipts, Various States, Gwinnett County Housing, Series 06-K72, Rev., VRDO, FNMA, LIQ: Citibank N.A., 0.240%, 06/07/12	8,045
9,395	Wells Fargo Stage Trust, GO, VRDO, AMT, LIQ: Wells Fargo Bank N.A., 0.250%, 06/07/12	9,395

		54,765

	Idaho — 1.3%
	Idaho Housing & Finance Association, Single Family Mortgage,
11,570	Series A, Class I, Rev., VRDO, LIQ: Barclays Bank plc, 0.190%, 06/07/12	11,570
28,750	Series G-1, Class I, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.240%, 06/07/12	28,750

		40,320

	Illinois — 2.6%
31,420	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-1017, Rev., VRDO, LIQ: Deutsche Bank AG, 0.230%, 06/07/12	31,420
10,000	Illinois Finance Authority, 700 Hickory Hills Drive LLC, Rev., VRDO, LOC: Bank of America N.A., 0.340%, 06/07/12	10,000
10,000	Illinois State Toll Highway Authority, Series B, Rev., VRDO, AGM, 0.380%, 06/07/12	10,000
18,105	Puttable Floating Option Tax-Exempt Receipts, Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.410%, 06/07/12	18,105
4,800	Village of Carol Stream, Multi-Family Housing, St. Charles Square, Rev., VRDO, FNMA, LIQ: FNMA, 0.200%, 06/07/12	4,800
730	Will & Kankakee Counties Regional Development Authority, JRS Realty Association LLC Project, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.320%, 06/07/12	730
7,300	Will County, BASF Corp. Project, Rev., VRDO, 0.330%, 06/07/12	7,300

		82,355

	Indiana — 0.1%
4,100	Indiana Finance Authority, Four-Leaf Clover Dairy LLC, Rev., VRDO, LOC: Lasalle Bank N.A., 0.490%, 06/07/12	4,100

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Kansas — 0.8%
26,000	City of Wichita, FlightSafety, Rev., VRDO, 0.180%, 06/07/12	26,000

	Kentucky — 0.9%
17,900	Kenton County Airport Board, Flight Safety International, Inc., Series A, Rev., VRDO, 0.180%, 06/07/12	17,900
9,730	Puttable Floating Option Tax-Exempt Receipts, Series PT-4710, Rev., VRDO, LIQ: Bank of America N.A., 0.380%, 06/07/12	9,730

		27,630

	Louisiana — 0.1%
4,600	Ascension Parish, BASF Corp. Project, Rev., VRDO, 0.330%, 06/07/12	4,600

	Maine — 0.6%
17,700	Maine State Housing Authority, Series G, Rev., VRDO, AMT, 0.230%, 06/07/12	17,700

	Maryland — 0.7%
7,925	Austin Trust, Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 0.350%, 06/07/12	7,925
15,645	Wells Fargo Stage Trust, Multi-Family Housing, Series 32-C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.250%, 06/07/12	15,645

		23,570

	Massachusetts — 2.0%
16,050	Massachusetts Bay Transportation Authority, Series A, Rev., VRDO, 0.270%, 12/27/12 (i)	16,050
23,865	Massachusetts Housing Finance Agency, Series 2970, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.300%, 06/07/12	23,865
9,450	Massachusetts State Municipal Securities Trust Receipts, Series SGC-51, GO, VRDO, AMBAC, LOC: Societe Generale, LIQ: Societe Generale, 0.270%, 06/07/12	9,450
14,500	University of Massachusetts Building Authority, Senior, Series 2, Rev., VRDO, 0.270%, 12/27/12 (i)	14,500

		63,865

	Michigan — 5.8%
4,100	Austin Trust, Various States, Series 2008-1096, GO, VRDO, NATL-RE, Q-SBLF, LIQ: Bank of America N.A., 0.310%, 06/07/12	4,100
	Detroit City School District,
10,415	Series ROCS-RR-II-R-11784, GO, VRDO, AGM, Q-SBLF, LIQ: Citibank N.A., 0.360%, 06/07/12	10,415
3,675	Series ROCS-RR-II-R-12251, GO, VRDO, BHAC-CR, AGM-CR, FGIC, Q-SBLF, 0.330%, 06/07/12	3,675
900	Deutsche Bank Spears/Lifers Trust Various States, Series DBE-1010, Rev., VRDO, LIQ: Deutsche Bank AG, 0.250%, 06/07/12	900
9,945	Holt Public Schools, GO, VRDO, Q-SBLF, 0.270%, 06/07/12	9,945
	Michigan Higher Education Facilities Authority, Law School Project,
5,640	Rev., VRDO, LOC: Comerica Bank, 0.190%, 06/07/12	5,640
1,900	Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.150%, 06/07/12	1,900
4,400	Michigan State Hospital Finance Authority, Series ROCS-RR-II-R-11869, Rev., VRDO, LIQ: Citibank N.A., 0.200%, 06/07/12	4,400
	Michigan State Hospital Finance Authority, Ascension Health Senior Credit,
8,600	Rev., VRDO, 0.270%, 12/27/12 (i)	8,600
11,200	Rev., VRDO, 0.270%, 12/27/12 (i)	11,200
1,000	Rev., VRDO, 0.270%, 12/27/12 (i)	1,000
10,305	Michigan State Housing Development Authority, Multi-Family Housing, Series C, Rev., VRDO, AMT, 0.180%, 06/07/12	10,305
5,000	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, 0.190%, 06/07/12	5,000
	Michigan State Housing Development Authority, Single Family Housing,
3,220	Series B, Rev., VRDO, AMT, LOC: FNMA, 0.180%, 06/07/12	3,220
22,090	Series C, Rev., VRDO, 0.180%, 06/07/12	22,090
33,000	Series D, Rev., VRDO, AMT, 0.190%, 06/07/12	33,000

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Michigan — Continued
1,135	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 0.270%, 06/07/12	1,135
2,450	Oakland County Economic Development Corp., Exhibit Enterprises, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.280%, 06/07/12	2,450
	RBC Municipal Products, Inc. Trust, Floater Certificates,
20,580	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.210%, 06/07/12	20,580
18,750	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.210%, 06/07/12	18,750
4,765	Wells Fargo Stage Trust, Floater Certificates, Series 33C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 06/07/12 (e)	4,765

		183,070

	Minnesota — 1.7%
	Minnesota Housing Finance Agency, MERLOTS,
4,925	Series C-44, Rev., VRDO, 0.250%, 06/07/12	4,925
12,250	Series G, Rev., VRDO, AMT, LIQ:LLoyds TSB Bank plc, 0.180%, 06/07/12	12,250
37,325	Series M, Rev., VRDO, 0.180%, 06/07/12	37,325

		54,500

	Missouri — 0.0% (g)
30	Lehman Municipal Trust Receipts, Various States, St. Louis, Series 06-K50, Rev., VRDO, GNMA, COLL, FHA, LIQ: Citibank N.A., 0.380%, 06/07/12	30

	Montana — 0.3%
10,555	Montana Board of Housing, MERLOTS, Series C-41, Rev., VRDO, 0.250%, 06/07/12	10,555

	New Jersey — 0.9%
6,955	New Jersey EDA, Accurate Box Co., Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.280%, 06/07/12	6,955
21,875	New Jersey State Housing & Mortgage Finance Agency, Single Family Housing, Series V, Rev., VRDO, AMT, 0.200%, 06/07/12	21,875

		28,830

	New Mexico — 0.4%
	New Mexico Educational Assistance Foundation, Educational Loans,
6,000	Series A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.200%, 06/07/12	6,000
5,450	Series A-2, Rev., VRDO, AMT, LOC: Royal Bank of Canada, 0.200%, 06/07/12	5,450

		11,450

	New York — 7.7%
24,800	Deutsche Bank Spears/Lifers Trust Various States, Series DB-1036X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.250%, 06/07/12 (e)	24,800
20,000	New York City Housing Development Corp., Multi-Family Housing, Mortgage Related, Series A, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 0.290%, 06/07/12	20,000
21,000	New York City Housing Development Corp., Multi-Family Housing, Susan’s Court, Series A, Rev., VRDO, LOC: Citibank N.A., 0.230%, 06/07/12	21,000
17,200	New York State Housing Finance Agency, 188 Ludlow Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.250%, 06/07/12	17,200
22,500	New York State Housing Finance Agency, 350 West 43rd Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.260%, 06/07/12	22,500
101,850	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.260%, 06/07/12	101,850
36,900	New York State Housing Finance Agency, Multi-Family Housing, 505 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.360%, 06/07/12	36,900

		244,250

	North Carolina — 2.3%
12,925	City of Raleigh, Rev., VRDO, 0.280%, 12/27/12 (i)	12,925
7,665	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Ferguson Supply & Box Manufacturing Co., Rev., VRDO, LOC: Bank of America N.A., 0.500%, 06/07/12	7,665

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	North Carolina — Continued
745	North Carolina Housing Finance Agency, Home Ownership, Series TR-18C, Rev., VRDO, 0.190%, 06/07/12	745
26,615	North Carolina Housing Finance Agency, MERLOTS, Series B-12, Rev., VRDO, 0.250%, 06/07/12	26,615
12,000	North Carolina Medical Care Commission, Cone Health, Series B, Rev., VRDO, 0.300%, 12/27/12 (i)	12,000
11,800	North Carolina Municipal Power Agency No. 1, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.260%, 06/07/12	11,800

		71,750

	Ohio — 1.2%
28,640	County of Cuyahoga, Series MT-263, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.440%, 06/07/12	28,640
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
1,150	Series D, Rev., VRDO, AMT, 0.170%, 06/07/12	1,150
1,450	Series E, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.190%, 06/07/12	1,450
2,500	Toledo-Lucas County Port Authority, FlightSafety, Series 1, Rev., VRDO, 0.180%, 06/07/12	2,500
	Wells Fargo Stage Trust, Floater Certificates,
2,400	Series 12-C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 06/07/12 (e)	2,400
1,230	Series 56C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 06/07/12	1,230

		37,370

	Other Territories — 4.7%
15,390	Eagle Tax-Exempt Trust, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.230%, 06/07/12	15,390
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
9,160	Series M015, Class A, Rev., VRDO, FHLMC, 0.230%, 06/07/12	9,160
50,208	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.230%, 06/07/12	50,208
17,905	Series M023, Rev., VRDO, FHLMC, 0.200%, 06/07/12	17,905
18,390	Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.210%, 06/07/12	18,390
25,055	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VAR, LIQ: FHLMC, 0.470%, 06/07/12	25,055
12,170	SunAmerica Trust, Various States, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.260%, 06/07/12	12,170

		148,278

	Pennsylvania — 1.9%
13,645	Adams County IDA, Gettysburg Foundation Facility, Series A, Rev., VRDO, LOC: Manufacturers and Traders, 0.250%, 06/07/12 (m)	13,645
5,295	Butler Country General Authority, Pine Richland School District Project, Series C, Rev., VRDO, AGM, LIQ: PNC Bank N.A., 0.380%, 06/07/12	5,295
11,195	Butler County General Authority, Canon McMillan School District Project, GO, VRDO, AGC, 0.380%, 06/07/12	11,195
8,650	North Huntingdon Township Municipal Authority, Rev., VRDO, AGM, 0.380%, 06/07/12	8,650
17,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 75A, Rev., VRDO, 0.190%, 06/07/12	17,000
4,325	Shaler Area School District, GO, VRDO, AGM, 0.230%, 06/07/12	4,325

		60,110

	Rhode Island — 0.3%
10,000	Rhode Island Housing & Mortgage Finance Corp., Homeown Opportunity, Series 59-C, Rev., VRDO, AMT, LIQ:Bank of America N.A., 0.350%, 06/07/12	10,000

	South Carolina — 0.2%
5,700	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.590%, 06/07/12	5,700

	South Dakota — 0.6%
18,700	South Dakota Housing Development Authority, Series G, Rev., VRDO, 0.240%, 06/07/12	18,700

	Tennessee — 0.3%
9,000	Jackson Industrial Development Board, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.250%, 06/07/12	9,000

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Texas — 7.3%
19,040	Crawford Educational Facilities Corp., Southwestern University Project, Series B, Rev., VRDO, 0.280%, 06/07/12	19,040
26,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety International, Inc. Project, Rev., VRDO, 0.180%, 06/07/12	26,000
	Deutsche Bank Spears/Lifers Trust Various States,
24,910	Series DB-456, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.270%, 06/07/12 (e)	24,910
37,780	Series DBE-1015, Rev., VRDO, LIQ: Deutsche Bank AG, 0.230%, 06/07/12	37,780
14,140	Montgomery Country Housing Finance Corp., Multi-Family Housing, Rev., VRDO, AMT, LOC: Citibank N.A., 0.250%, 06/07/12	14,140
16,795	North Texas Municipal Water District, Series ROCS-RR-II-R-593PB, Rev., VRDO, NATL-RE, LIQ: PB Capital Corp., 0.380%, 06/07/12	16,795
5,200	Port Freeport, Multi-Mode, BASF Corp., Rev., VRDO, 0.330%, 06/07/12	5,200
11,445	Puttable Floating Option Tax-Exempt Receipts, Series PT-4591, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.380%, 06/07/12	11,445
6,855	State of Texas, Floater Certificates, Series 2994, Rev., VRDO, LIQ:Morgan Stanley Bank, 0.250%, 06/07/12	6,855
10,515	State of Texas, Veterans Housing Assistance Fund, Series A, GO, VRDO, 0.220%, 06/07/12	10,515
9,250	State of Texas, Veterans Housing Assistance Fund II, GO, VRDO, LIQ:LLoyds TSB Bank plc, 0.220%, 06/07/12	9,250
12,500	Tarrant County Cultural Education Facilities Finance Corp., Baylor Health Care, Series B, Rev., VRDO, 0.310%, 12/27/12 (i)	12,500
6,100	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.200%, 06/07/12	6,100
12,000	Texas State Municipal Securities Trust Receipts, GO, VRDO, LIQ: Societe Generale, 0.320%, 06/07/12	12,000
19,560	Wells Fargo Stage Trust, Floater Certificates, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 06/07/12	19,560

		232,090

	Utah — 0.7%
	Utah Housing Corp., Single Family Mortgage,
6,300	Series D-1, Class I, Rev., VRDO, LIQ: Barclays Bank plc, 0.190%, 06/07/12	6,300
8,980	Series F-1, Class I, Rev., VRDO, 0.190%, 06/07/12	8,980
7,320	Utah Housing Finance Agency, Single Family Mortgage, Series B, Rev., VRDO, LIQ: Barclays Bank plc, 0.190%, 06/07/12	7,320

		22,600

	Virginia — 2.4%
12,000	Fairfax County IDA, Inova Health System Project, Rev., VRDO, 0.300%, 12/27/12 (i)	12,000
	Norfolk EDA, Sentra Healthcare,
10,905	Rev., VRDO, 0.300%, 12/27/12 (i)	10,905
9,250	Rev., VRDO, 0.300%, 12/27/12 (i)	9,250
	Virginia Housing Development Authority, MERLOTS,
11,385	Series B-16, Rev., VRDO, 0.250%, 06/07/12	11,385
19,995	Series B-18, Rev., VRDO, 0.250%, 06/07/12	19,995
12,750	Series C-42, Rev., VRDO, 0.250%, 06/07/12	12,750

		76,285

	Washington — 1.9%
7,200	Washington Economic Development Finance Authority, Specialty Chemical Products, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/07/12	7,200
9,985	Washington State Housing Finance Commission, Barkley Ridge Apartments Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.210%, 06/07/12	9,985
44,035	Wells Fargo Stage Trust, Floater Certificates, Series 16C, GO, VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 06/07/12 (e)	44,035

		61,220

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	West Virginia — 0.1%
4,395	Marshall County IDR, Warren Distribution, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.490%, 06/07/12	4,395

	Wisconsin — 3.6%
16,795	Wells Fargo Stage Trust, Series 2009-2C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.250%, 06/07/12	16,795
	Wisconsin Housing & EDA,
1,445	Series 2995, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.300%, 06/07/12	1,445
29,475	Series A, Rev., VRDO, 0.230%, 06/07/12	29,475
19,760	Series C, Rev., VRDO, 0.230%, 06/07/12	19,760
12,075	Series C, Rev., VRDO, 0.900%, 06/07/12	12,075
21,810	Series C, Rev., VRDO, 0.900%, 06/07/12	21,810
11,320	Series ROCS-RR-II-R-11522, Rev., VRDO, LIQ: Citibank N.A., 0.240%, 06/07/12	11,320

		112,680

	Total Weekly Demand Notes (Cost $2,218,333)	2,218,333

SHARES
Variable Rate Demand Preferred Shares — 8.6%
42,500	BlackRock MuniYield Fund, Inc., LIQ: Bank of America N.A., 0.380%, 06/07/12 # (e)	42,500
29,100	BlackRock MuniYield Michigan Quality Fund, Inc., LIQ: Citibank N.A., 0.320%, 06/07/12 # (e)	29,100
8,500	BlackRock MuniYield Michigan Quality Fund II, Inc., LIQ: Citibank N.A., 0.320%, 06/07/12 # (e)	8,500
35,400	BlackRock MuniYield New Jersey Quality Fund, Inc., LIQ: Bank of America N.A., 0.340%, 06/07/12 # (e)	35,400
27,500	BlackRock MuniYield New York Quality Fund, Inc., LIQ: Bank of America N.A., 0.320%, 06/07/12 # (e)	27,500
12,500	BlackRock MuniYield Pennsylvania Quality Fund, Inc., LIQ: Citibank N.A., 0.320%, 06/07/12 # (e)	12,500
6,200	Nuveen Insured Municipal Opportunity Fund, Inc., LIQ: Citibank N.A., 0.300%, 06/07/12 # (e)	6,200
20,000	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: Deutsche Bank AG, 0.320%, 06/07/12 # (e)	20,000
14,600	Nuveen New Jersey Premium Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.320%, 06/07/12 # (e)	14,600
14,000	Nuveen Pennsylvania Premier Income Municipal Fund 2, Inc., LIQ: Citibank N.A., 0.300%, 06/07/12 # (e)	14,000
50,000	Nuveen Premium Income Municipal Fund 2, Inc., LIQ: Barclays Bank plc, 0.320%, 06/07/12 # (e)	50,000
15,000	Nuveen Premier Insured Municipal Income Fund, Inc., LIQ: Citibank N.A., 0.320%, 06/07/12 # (e)	15,000

	Total Variable Rate Demand Preferred Shares (Cost $275,300)	275,300

	Total Investments — 99.9% (Cost $3,176,370) *	3,176,370
	Other Assets in Excess of Liabilities — 0.1%	1,945

	NET ASSETS — 100.0%	$3,178,315

Percentages indicated are based on net assets.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.†
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Insurance Corp.
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
TAN	—	Tax Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2012.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand future.

†	Filed for bankruptcy on November 8, 2010.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$3,176,370	$—	$3,176,370

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 98.4%
	California — 0.5%
	General Obligation — 0.5%
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/20	1,110

	Colorado — 2.0%
	Prerefunded — 2.0%
2,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	2,319
2,810	El Paso County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 05/01/15 (p)	2,754

	Total Colorado	5,073

	Florida — 0.4%
	Transportation — 0.4%
1,000	Miami-Dade County, Aviation, Series B, Rev., AMT, AGM-CR, XLCA, 5.000%, 10/01/19	1,082

	Hawaii — 0.7%
	Water & Sewer — 0.7%
1,500	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/19	1,669

	Illinois — 1.6%
	General Obligation — 0.9%
2,000	Chicago Park District, Alternative Revenue Source, Series D, GO, NATL-RE, FGIC, 5.000%, 01/01/21	2,220

	Water & Sewer — 0.7%
1,500	City of Chicago, Water, Second Lien, Series A, Rev., AMBAC, 5.000%, 11/01/20	1,722

	Total Illinois	3,942

	Kansas — 0.9%
	Prerefunded — 0.9%
1,000	Kansas City, Single Family Mortgage, Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	985
1,390	Saline County, Single Family Mortgage, Rev., Zero Coupon, 12/01/15 (p)	1,353

	Total Kansas	2,338

	Louisiana — 0.6%
	Prerefunded — 0.6%
1,685	Jefferson Parish Finance Authority, Single Family Mortgage, Rev., FGIC, Zero Coupon, 05/01/17 (p)	1,591

	New York — 0.7%
	General Obligation — 0.7%
1,500	New York City, Series E, GO, AGM, 5.000%, 11/01/17	1,652

	Ohio — 88.9%
	Certificate of Participation/Lease — 5.1%
	Ohio State Building Authority, Adult Correctional Facilities,
1,745	Series A, Rev., COP, 5.000%, 10/01/22	2,027
2,030	Series B, Rev., COP, 5.250%, 04/01/15	2,284
1,835	Ohio State Building Authority, State Facilities, Administrative Building Fund, Series A, Rev., COP, 5.000%, 10/01/24	2,089
1,800	Ohio State Department of Administrative Services, State Taxation Accounting & Revenue, COP, 5.000%, 09/01/18	2,126
2,000	State of Ohio, Cultural & Sports Capital Appreciation, Series A, Rev., COP, 5.250%, 10/01/20	2,453
1,235	State of Ohio, Parks & Recreation, Series II-A, Rev., COP, 5.000%, 12/01/20	1,517

		12,496

	Education — 3.1%
180	Ohio State University, General Receipts, Unrefunded Balance, Series B, Rev., 5.250%, 06/01/16	188
1,000	State of Ohio, Higher Educational Facility, Baldwin-Wallace College Project, Rev., 5.500%, 12/01/20	1,076
1,650	State of Ohio, Higher Educational Facility, Case Western Reserve University Project, Rev., NATL-RE, 5.250%, 12/01/19	2,022
2,185	State of Ohio, Higher Educational Facility, Otterbein College Project, Series A, Rev., 5.500%, 12/01/23	2,533
1,500	University of Cincinnati, Series G, Rev., NATL-RE, 5.000%, 06/01/18	1,780

		7,599

	General Obligation — 33.4%
1,530	Beavercreek City School District, School Improvement, GO, 5.000%, 12/01/23	1,786

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
	Cincinnati City School District, Classroom Construction & Improvement,
1,000	GO, NATL-RE, FGIC, 5.250%, 12/01/20	1,257
3,000	GO, NATL-RE, FGIC, 5.250%, 12/01/24	3,831
1,800	GO, NATL-RE, FGIC, 5.250%, 12/01/25	2,314
2,000	City of Akron, Various Purpose, Series A, GO, 5.000%, 12/01/16	2,339
	City of Avon,
1,000	Series B, GO, 5.000%, 12/01/24	1,163
1,000	Series B, GO, 5.000%, 12/01/25	1,173
1,500	City of Cincinnati, Various Purpose, Series C, GO, 5.000%, 12/01/18	1,778
	City of Cleveland, Various Purpose,
1,240	GO, 5.000%, 12/01/26	1,431
2,200	Series A, GO, AGC, 5.000%, 12/01/22	2,473
286	City of Columbus, Clintonville II Street Light Assessment, Private Placement, GO, 4.400%, 09/01/15	292
1,500	City of Columbus, Series A, GO, 5.000%, 07/01/25	1,828
1,000	City of Columbus School District, School Facilities Construction & Improvement, GO, 5.000%, 12/01/24	1,157
1,000	City of Columbus, Various Purpose, Series 2012-1, GO, 5.000%, 07/01/20	1,261
1,255	City of Dayton, Various Purpose, Series A, GO, 3.250%, 12/01/16	1,389
	City of Dublin, Various Purpose,
1,000	Series A, GO, 3.000%, 12/01/14	1,061
1,030	Series A, GO, 4.000%, 12/01/16	1,179
	City of Strongsville, Various Purpose,
1,000	GO, 5.000%, 12/01/24	1,154
1,000	GO, 5.000%, 12/01/25	1,150
1,000	City of Toledo School District, School Facilities Construction & Improvement, GO, 5.000%, 12/01/23	1,185
1,475	City of Westerville, GO, 5.000%, 12/01/15	1,699
1,775	Columbus City School District, Capital Appreciation, Construction & Improvement, Series B, GO, Zero Coupon, 12/01/18	1,522
1,500	Cuyahoga County, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/13	1,487
1,000	Dublin City School District, Capital Appreciation Bonds, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	967
	Dublin City School District, School Facilities, Construction & Improvement,
1,000	GO, 5.000%, 12/01/24	1,177
1,000	GO, NATL-RE, 5.000%, 12/01/18	1,149
1,000	GO, NATL-RE, 5.000%, 12/01/18	1,196
	Lake County, Building Improvement,
1,010	GO, NATL-RE, 5.000%, 12/01/21	1,096
1,060	GO, NATL-RE, 5.000%, 12/01/22	1,144
1,400	Lake Local School District/Stark County, School Improvement, GO, AGM, 5.000%, 12/01/19	1,565
2,450	Lakewood City School District, Capital Appreciation, GO, AGM, Zero Coupon, 12/01/17	2,258
2,500	Lakota Local School District, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/24	3,223
1,120	Lebanon City School District, School Construction, GO, AGM, 5.000%, 12/01/21	1,250
1,430	Marysville Exempt Village School District, GO, AGM, 5.000%, 12/01/21	1,622
1,000	New Albany Plain Local School District, Franklin & Licking Counties, Various Purpose, GO, 5.000%, 12/01/25	1,183
2,000	Olentangy Local School District, GO, AGM, 5.000%, 12/01/22	2,276
1,405	Olentangy Local School District, School Facilities, Construction & Improvement, GO, 5.000%, 12/01/22	1,656
1,285	Solid Waste Authority of Central Ohio, Solid Waste Facilities Improvement, GO, 5.000%, 12/01/26	1,545
1,260	Southwest Licking Local School District, GO, NATL-RE, FGIC, 5.750%, 12/01/14	1,391
1,710	Springfield City School District, Clark County, Capital Appreciation, GO, AMBAC, Zero Coupon, 12/01/12	1,703
	State of Ohio,
1,750	Series A, GO, 5.375%, 09/01/23	2,078
1,500	Series B, GO, 5.000%, 09/15/26	1,788
	State of Ohio, Common Schools,
1,000	Series A, GO, 5.000%, 09/15/18	1,224
2,000	Series A, GO, 5.000%, 09/15/22	2,517
1,000	Series A, GO, 5.000%, 09/15/23	1,258
1,205	Series A, GO, 5.250%, 09/15/12	1,222
1,250	Series B, GO, 5.000%, 03/15/19	1,346
2,720	State of Ohio, Conservation Projects, Series A, GO, 5.000%, 09/01/16	3,206
1,000	State of Ohio, Cultural & Sports Capital Refunding, Series B, GO, AGM, 5.000%, 10/01/15	1,136

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
1,500	State of Ohio, Infrastructure Improvements, Series D, GO, 5.000%, 03/01/14 (p)	1,622
1,380	Sylvania City School District, School Improvement, GO, AGC, 5.000%, 12/01/23	1,529
1,905	Westlake City School District, Capital Appreciation, School Improvement, Series A, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	1,830

		83,066

	Hospital — 5.4%
2,500	Cuyahoga County, Series A, Rev., 5.500%, 01/01/13	2,570
315	Cuyahoga County, W.O. Walker Center, Inc., Series I, Rev., AMBAC, 5.250%, 01/01/13	316
1,000	Franklin County, Health Care Facilities, Ohio Presbyterian Services, Rev., 5.500%, 07/01/17	1,002
	Ohio Higher Educational Facility Commission, University Hospital Health System,
1,000	Series A, Rev., 5.000%, 01/15/14	1,065
550	Series A, Rev., 5.000%, 01/15/24	605
1,000	Series A, Rev., 5.250%, 01/15/23	1,135
2,500	Richland County, Hospital Facilities, Medcentral Health Systems, Rev., 5.125%, 11/15/21	2,704
2,000	State of Ohio, Higher Educational Facility, Cleveland Clinic Health, Series A, Rev., 5.000%, 01/01/26	2,185
1,500	State of Ohio, Hospital Facility, Cleveland Clinic Health, Rev., 5.000%, 01/01/25	1,670

		13,252

	Housing — 4.4%
860	Cuyahoga County, Multi-Family Housing, Allerton Apartments, Series A, Rev., FHA, GNMA, 4.900%, 08/20/22	964
390	Cuyahoga County, Multi-Family Housing, Clifton Plaza, Rev., GNMA COLL, 4.150%, 06/20/15	402
390	Montgomery County, Multi-Family Housing, Chevy Chase Apartments, Rev., FHLMC, 4.600%, 11/01/15	407
120	Ohio Capital Corp. For Housing, Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.900%, 02/01/14	120
	Ohio Housing Finance Agency,
1,000	Series A, Rev., AGM, 5.000%, 04/01/22	1,112
500	Series A, Rev., AGM, 5.000%, 04/01/27	540
745	Ohio Housing Finance Agency, Mortgage-Backed Securities Program, Series F, Rev., GNMA/FNMA/FHLMC, 4.250%, 09/01/16	771
1,390	Ohio Housing Finance Agency, Multi-Family Housing, Hillwood II Project, Rev., AMT, GNMA COLL, 4.850%, 05/20/21	1,498
425	Ohio Housing Finance Agency, Multi-Family Housing, Warren Heights, Series C, Rev., AMT, GNMA COLL, FHA, 4.500%, 11/20/17	431
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
560	Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16	591
1,365	Series J, Rev., GNMA/FNMA/FHLMC, 5.900%, 09/01/23	1,434
1,750	Summit County Port Authority, Callis Tower Apartments, Rev., GNMA COLL, FHA, 4.500%, 09/20/17	1,820
670	Trumbull County, Multi-Family Housing, Royal Mall Apartments, Rev., FHA/GNMA, 4.800%, 05/20/17	707

		10,797

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
565	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/19	565
755	Summit County Port Authority, Twinsburg Project, Series D, Rev., 5.125%, 05/15/25	750

		1,315

	Other Revenue — 14.1%
2,500	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/15	2,707
	City of Cleveland, Parking Facilities,
680	Rev., AGM, 5.000%, 09/15/14	732
320	Rev., AGM, 5.000%, 09/15/14 (p)	352
930	Rev., AGM, 5.250%, 09/15/21	1,111
440	Rev., AGM, 5.250%, 09/15/21 (p)	566
1,000	City of Toledo, Waterworks, Series A, Rev., 5.000%, 11/15/25	1,184
1,285	Cuyahoga Community College District, General Receipts, Series D, Rev., 5.000%, 08/01/27	1,492
1,175	Cuyahoga County, Cleveland Clinic,Series A, Rev., 6.000%, 07/01/13 (p)	1,247

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
1,310	Cuyahoga County, Economic Development, Shaker Square, Series D, Rev., 5.000%, 12/01/25	1,495
1,000	Franklin County, Convention Facilities Authority, Tax and Lease, Rev., 5.000%, 12/01/22	1,168
1,000	Hamilton County, Series A, Rev., AMBAC, 5.000%, 12/01/18	1,144
1,205	Hamilton County, Unrefunded Balance, GO, 5.000%, 12/01/15	1,357
300	Miami University, Rev., 5.000%, 09/01/19	368
	Ohio State Building Authority, State Facilities, Administrative Building Fund,
1,000	Series B, Rev., 5.000%, 10/01/23	1,158
1,220	Series B, Rev., 5.000%, 10/01/24	1,400
2,000	Ohio State Turnpike Commission, Series A, Rev., 5.250%, 02/15/27	2,533
	Ohio State University, General Receipts,
2,000	Series D, Rev., 5.000%, 12/01/26	2,555
2,000	Series D, Rev., 5.000%, 12/01/27	2,548
75	Ohio State Water Development Authority, Unrefunded Balance, Drinking Water Assistance Fund, Rev., 5.000%, 12/01/18	81
	RiverSouth Authority, RiverSouth Area Redevelopment,
2,550	Series A, Rev., 5.000%, 12/01/17	2,894
1,235	Series A, Rev., 5.000%, 12/01/21	1,488
2,125	State of Ohio, Capital Facilities, Mental Health Facilities Improvement Project, Series A, Rev., 5.000%, 06/01/19	2,566
1,500	State of Ohio, University Hospital Health System, Series A, Rev., 5.000%, 01/15/20 (w)	1,745
1,000	Wright State University, General Receipts, Series A, Rev., 5.000%, 05/01/26	1,127

		35,018

	Prerefunded — 3.8%
1,015	City of Cleveland, GO, AMBAC, 5.250%, 12/01/14 (p)	1,137
2,000	City of Columbus School District, School Facilities Construction & Improvement, GO, AGM, 5.250%, 12/01/14 (p)	2,236
1,225	Cuyahoga County, Cleveland Clinic Series A, Rev., 6.000%, 07/01/13 (p)	1,301
145	Hamilton County, GO, 5.000%, 06/01/15 (p)	164
2,685	Ohio Housing Finance Agency, Single Family Mortgage, Rev., FGIC, FHA/VA/PRIV MTGS, Zero Coupon, 07/15/13 (p)	2,301
820	Ohio State University, General Receipts, Series B, Rev., 5.250%, 06/01/13 (p)	861
1,175	Ohio State Water Development Authority, Drinking Water Assistance Fund, Rev., 5.000%, 06/01/14 (p)	1,283

		9,283

	Special Tax — 1.6%
1,000	City of Akron, Community Learning Centers, Series A, Rev., NATL-RE, FGIC, 5.250%, 12/01/19	1,055
	State of Ohio,
1,500	Series A, Rev., 5.000%, 10/01/20	1,771
1,000	Series A, Rev., 5.000%, 10/01/22	1,155

		3,981

	Transportation — 8.0%
	City of Cleveland, Airport System,
2,000	Series A, Rev., AGM-CR, AMBAC, 5.250%, 01/01/20	2,331
1,500	Series C, Rev., AGC, 4.000%, 01/01/16	1,633
1,000	Series C, Rev., AGC, 5.000%, 01/01/16	1,123
1,500	Series C, Rev., AGM, 5.000%, 01/01/19	1,632
2,000	Columbus Regional Airport Authority, Rev., NATL-RE, 5.000%, 01/01/19	2,265
	Ohio State Turnpike Commission,
2,000	Series A, Rev., 5.000%, 02/15/22	2,352
1,185	Series A, Rev., 5.000%, 02/15/23	1,375
5,155	Series A, Rev., NATL-RE, FGIC, 5.500%, 02/15/14	5,597
1,250	State of Ohio, Major Infrastructure Project, Series 2007-1, Rev., AGM, 5.000%, 06/15/17	1,492

		19,800

	Utility — 2.4%
1,000	American Municipal Power-Ohio, Inc., Prairie State Energy Campus, Series A, Rev., AGC, 5.000%, 02/15/24	1,132
	City of Cleveland, Public Power Systems,
1,280	Series A, Rev., NATL-RE, FGIC, 5.000%, 11/15/15	1,441

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Utility — Continued
1,000	Series A-1, Rev., NATL-RE, FGIC, 5.000%, 11/15/20	1,118
	City of Hamilton, Electric Systems,
950	Series A, Rev., AGC, 5.000%, 10/01/20	1,148
1,000	Series A, Rev., AGC, 5.000%, 10/01/21	1,190

		6,029

	Water & Sewer — 7.1%
	City of Akron, Sanitation Sewer System,
1,030	Rev., NATL-RE, FGIC, 5.375%, 12/01/13	1,077
1,070	Rev., NATL-RE, FGIC, 5.500%, 12/01/12	1,089
1,000	City of Akron, Waterworks, Rev., AGC, 5.000%, 03/01/18	1,194
	City of Cincinnati, Water Systems,
1,500	Series A, Rev., 5.000%, 12/01/18	1,737
1,000	Sub Series B, Rev., NATL-RE, 5.000%, 12/01/22	1,166
1,220	City of Cleveland, Waterworks, Series O, Rev., NATL-RE, 5.000%, 01/01/19	1,408
15	City of Cleveland, Waterworks, First Mortgage, Series G, Rev., NATL-RE, 5.500%, 01/01/13	16
2,975	Clermont County, Sewer District, Rev., AMBAC, 5.250%, 08/01/16	3,131
2,000	Ohio State Water Development Authority, Capital Appreciation, Water Quality Fund, Series B, Rev., Zero Coupon, 06/01/17	1,884
2,000	Ohio State Water Development Authority, Drinking Water Assistance Fund, Rev., 5.000%, 12/01/23	2,358
2,000	Ohio State Water Development Authority, Fresh Water, Rev., 5.500%, 12/01/21	2,641

		17,701

	Total Ohio	220,337

	Texas — 2.1%
	General Obligation — 1.2%
1,000	Northside Independent School District, Series D, GO, PSF-GTD, 5.000%, 06/15/18	1,160
1,500	State of Texas, Transition Community, Mobility Fund, GO, 5.000%, 04/01/19	1,710

		2,870

	Prerefunded — 0.9%
2,500	Southeast Texas Housing Finance Corp., Rev., NATL-RE, Zero Coupon, 09/01/17 (p)	2,354

	Total Texas	5,224

	Total Municipal Bonds (Cost $224,168)	244,018

SHARES
Short-Term Investment — 1.6%
	Investment Company — 1.6%
3,848	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $3,848)	3,848

	Total Investments — 100.0% (Cost $228,016)	247,866
	Liabilities in Excess of Other Assets — 0.0% (g)	(63)

	NET ASSETS — 100.0%	$247,803

Percentages indicated are based on net assets.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. *
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PRIV	—	Private
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
VA	—	Veterans Administration
XLCA	—	Insured by XL Capital Assurance

*	Filed for bankruptcy on November 8, 2010.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of May 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,875
Aggregate gross unrealized depreciation	(25)

Net unrealized appreciation/depreciation	$19,850

Federal income tax cost of investments	$228,016

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,848	$244,018	$—	$247,866

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Daily Demand Notes — 9.2%
	Ohio — 9.2%
555	Allen County, Catholic Healthcare, Series C, Rev., VRDO, LOC: Union Bank N.A., 0.200%, 06/01/12 (m)	555
	Ohio State Higher Educational Facility Commission, Case Western Reserve University,
1,350	Series A, Rev., VRDO, 0.200%, 06/01/12	1,350
1,770	Series A, Rev., VRDO, 0.200%, 06/01/12	1,770
2,050	Ohio State Water Development Authority, Pollution Control, FirstEnergy Nuclear Generation Corp. Project, Series C, Rev., VRDO, LOC: UBS AG, 0.200%, 06/01/12	2,050

	Total Daily Demand Notes (Cost $5,725)	5,725

Municipal Bonds — 4.7%
	Ohio — 4.7%
1,950	City of Marysville, Wastewater Treatment Systems, GO, BAN, 1.500%, 05/30/13	1,967
1,000	Union Township, Clermont County, GO, BAN, 1.125%, 09/12/12	1,001

	Total Municipal Bonds (Cost $2,968)	2,968

Weekly Demand Notes — 86.1%
	Delaware — 2.4%
1,500	Delaware State Housing Authority, MERLOTS, Series C, Rev., VRDO, 0.500%, 06/07/12	1,500

	Ohio — 78.4%
2,785	Austin Trust, Series 2008-3310, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.340%, 06/07/12	2,785
400	City of Grove City, Multi-Family Housing, Regency Arms Apartments, Rev., VRDO, FNMA, LIQ: FNMA , 0.230%, 06/07/12	400
1,530	City of Monroe, Tax Increment Revenue, Corridor 75, Park Limited Project, VRDO, LOC: PNC Bank N.A., 0.200%, 06/07/12	1,530
680	Columbus Regional Airport Authority, Capital Funding, OASBO Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.180%, 06/07/12	680
1,360	Columbus Regional Airport Authority, OASBO Expanded Asset, Rev., VRDO, LOC: U.S. Bank N.A., 0.180%, 06/07/12	1,360
1,010	Columbus Regional Airport Authority, Pooled Financing Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.180%, 06/07/12	1,010
1,300	Cuyahoga County, Airport Facilities, Corporate Wings Project, Rev., VRDO, LOC: Privatebank and Trust, 0.400%, 06/07/12	1,300
	Deutsche Bank Spears/Lifers Trust Various States,
1,300	Series 488, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG , 0.240%, 06/07/12	1,300
5,210	Series 570, Rev., VRDO, AGM, LIQ: Deutsche Bank AG , 0.270%, 06/07/12	5,210
1,000	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.170%, 06/07/12	1,000
3,400	Erie County, Hospital Facilities, Series MT-253, Rev., VRDO, 0.390%, 06/07/12	3,400
	Franklin County, Hospital Facilities, Ohio Health,
1,000	Series A, Rev., VRDO, 0.150%, 06/07/12	1,000
500	Series B, Rev., VRDO, 0.150%, 06/07/12	500
5,550	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA , 0.220%, 06/07/12	5,550
2,000	Hamilton County, Boys/Girls Club, Inc. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.230%, 06/07/12	2,000
685	Hancock County, Multi-Family Housing, Crystal Glen Apartments, Series B, Rev.,VRDO, LOC: FHLB, 0.220%, 06/07/12	685
2,815	Montgomery County, Multi-Family Housing, Cambridge Commons Apartments, Series A, Rev., VRDO, LOC: FHLB, 0.200%, 06/07/12	2,815
486	Montgomery County, Multi-Family Housing, Pedcor Investments, Lyons Gate, Series B, Rev., VRDO, LOC: FHLB, 0.340%, 06/07/12	486
1,000	Ohio Air Quality Development Authority, Pollution, FirstEnergy Generation Corp. Project, Series B, Rev., VRDO, LOC: UBS AG, 0.190%, 06/07/12	1,000
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
300	Series B, Rev., VRDO, AMT, FNMA, 0.230%, 06/07/12	300

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Ohio — Continued
2,100	Series J, Rev., VRDO, 0.220%, 06/07/12	2,100
2,800	Ohio State Universal General Receipts, Rev., VRDO, 0.130%, 06/07/12	2,800
900	Ohio State Water Development Authority, Pollution Control, FirstEnergy Nuclear Generation Corp. Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.180%, 06/07/12	900
600	Ohio State Water Development Authority, Water Development Timken, Rev., VRDO, LOC: Northern Trust Co. (The), 0.160%, 06/07/12	600
2,350	Toledo-Lucas County Port Authority, FlightSafety, Series 1, Rev., VRDO, 0.180%, 06/07/12	2,350
	Wells Fargo Stage Trust, Various States, Floater Certificates,
1,545	Series 12-C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.200%, 06/07/12 (e)	1,545
2,155	Series 56-C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.200%, 06/07/12	2,155
2,223	Wood County, Reclamation Technologies, IDR, Rev., VRDO, LOC: PNC Bank N.A., 0.290%, 06/07/12	2,223

		48,984

	Puerto Rico — 5.3%
2,000	Commonwealth of Puerto Rico Public Improvement, Series C, GO, VRDO, AGM, LOC: Barclays Bank plc, 0.190%, 06/07/12	2,000
1,310	Deutsche Bank Spears/Lifers Trust Various States, Series 462, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG , 0.250%, 06/07/12	1,310

		3,310

	Total Weekly Demand Notes (Cost $53,794)	53,794

	Total Investments — 100.0% (Cost $62,487) *	62,487
	Other Assets in Excess of Liabilities — 0.0% (g)	22

	NET ASSETS — 100.0%	$62,509

Percentages indicated are based on net assets.

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp. †
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
FHLB	—	Federal Home Loan Bank
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2012.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(t)	—	The date shown represents the earliest of the next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
†	—	Filed for bankruptcy on November 8, 2010.

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$62,487	$—	$62,487

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 7.5%
8,687	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.419%, 04/25/36	7,387
	AH Mortgage Advance Trust, (Cayman Islands),
6,239	Series SART-1, Class A1R, 2.230%, 05/10/43 (e)	6,241
9,094	Series SART-3, Class 1A1, 2.980%, 03/13/43 (e)	9,112
	Ally Auto Receivables Trust,
804	Series 2009-A, Class A3, 2.330%, 06/17/13 (e)	806
1,968	Series 2009-B, Class A3, 1.980%, 10/15/13 (e)	1,974
1,948	Series 2010-1, Class A3, 1.450%, 05/15/14	1,955
2,000	Series 2010-1, Class A4, 2.300%, 12/15/14	2,039
11,850	Series 2010-1, Class C, 3.610%, 08/15/16 (e)	12,343
1,073	Series 2010-2, Class A3, 1.380%, 07/15/14	1,077
6,076	Series 2010-3, Class A3, 1.110%, 10/15/14	6,096
8,860	Series 2010-3, Class A4, 1.550%, 08/17/15	8,969
2,500	Series 2010-4, Class A4, 1.350%, 12/15/15	2,528
5,000	Series 2010-5, Class A4, 1.750%, 03/15/16	5,098
8,800	Series 2011-1, Class A3, 1.380%, 01/15/15	8,851
2,350	Series 2011-3, Class A3, 0.970%, 08/17/15	2,356
1,580	Series 2011-4, Class A4, 1.140%, 06/15/16	1,594
6,877	Series 2012-1, Class A3, 0.930%, 02/16/16	6,905
4,312	Series 2012-1, Class A4, 1.210%, 07/15/16	4,350
3,554	Series 2012-2, Class A3, 0.740%, 04/15/16	3,551
1,791	Series 2012-2, Class A4, 1.000%, 10/17/16	1,801
7,992	Series 2012-3, Class A4, 1.060%, 02/15/17	8,008
3,200	American Credit Acceptance Receivables Trust, Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	3,197
	AmeriCredit Automobile Receivables Trust,
1,031	Series 2009-1, Class A3, 3.040%, 10/15/13	1,032
856	Series 2010-1, Class A3, 1.660%, 03/17/14	857
6,600	Series 2010-3, Class A3, 1.140%, 04/08/15	6,615
5,659	Series 2010-A, Class A3, 3.510%, 07/06/17	5,814
227	Series 2010-B, Class A2, 1.180%, 02/06/14	227
2,000	Series 2010-B, Class A3, 2.490%, 11/06/17	2,037
466	Series 2011-1, Class A2, 0.840%, 06/09/14	466
8,245	Series 2011-1, Class A3, 1.390%, 09/08/15	8,290
3,599	Series 2011-3, Class A3, 1.170%, 01/08/16	3,613
9,214	Series 2011-4, Class A3, 1.170%, 05/09/16	9,251
14,753	Series 2011-5, Class A3, 1.550%, 07/08/16	14,909
3,827	Series 2012-1, Class A2, 0.910%, 10/08/15	3,834
2,277	Series 2012-1, Class A3, 1.230%, 09/08/16	2,288
3,073	Series 2012-2, Class A3, 1.050%, 10/11/16	3,074
87	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, VAR, 1.364%, 08/25/32	56
	Bank of America Auto Trust,
17,811	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	17,999
19,892	Series 2009-2A, Class A4, 3.030%, 10/15/16 (e)	20,085
581	Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	582
4,154	Series 2009-3A, Class A4, 2.670%, 12/15/16 (e)	4,209
1,457	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	1,460
4,120	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	4,171
1,871	Series 2010-2, Class A3, 1.310%, 07/15/14	1,876
5,100	Series 2010-2, Class A4, 1.940%, 06/15/17	5,174
4,273	Series 2012-1, Class A3, 0.780%, 06/15/16	4,271
	Bear Stearns Asset-Backed Securities Trust,
744	Series 2003-SD2, Class 2A, VAR, 2.988%, 06/25/43	705
810	Series 2006-SD1, Class A, VAR, 0.609%, 04/25/36	663
3,111	BMW Vehicle Lease Trust, Series 2012-1, Class A3, 0.750%, 02/20/15	3,107
16,600	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	16,745
2,178	Capital Auto Receivables Asset Trust, Series 2008-1, Class A4A, 4.460%, 07/15/14	2,187
	CarMax Auto Owner Trust,
1,700	Series 2010-1, Class A3, 1.560%, 07/15/14	1,705
6,895	Series 2010-1, Class A4, 2.400%, 04/15/15	7,023
8,566	Series 2010-2, Class A3, 1.410%, 02/16/15	8,606
27,905	Series 2010-3, Class A4, 1.410%, 02/16/16	28,218
3,200	Series 2011-1, Class A3, 1.290%, 09/15/15	3,218
8,900	Series 2011-1, Class A4, 2.160%, 09/15/16	9,150
1,736	Series 2011-2, Class A4, 1.350%, 02/15/17	1,754
9,788	Series 2011-3, Class A3, 1.070%, 06/15/16	9,835
2,750	CarNow Auto Receivables Trust, Series 2012-1A, Class A, 2.090%, 01/15/15 (e)	2,750
4,703	Centex Home Equity, Series 2002-C, Class AF4, SUB, 4.480%, 06/25/31	4,621

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
	Chrysler Financial Auto Securitization Trust,
4,103	Series 2009-A, Class A3, 2.820%, 01/15/16	4,117
4,330	Series 2010-A, Class A3, 0.910%, 08/08/13	4,334
5,450	Series 2010-A, Class B, 1.650%, 11/08/13	5,470
2,500	Citibank Credit Card Issuance Trust, Series 2008-A5, Class A5, 4.850%, 04/22/15	2,594
	CitiFinancial Auto Issuance Trust,
7,680	Series 2009-1, Class A3, 2.590%, 10/15/13 (e)	7,706
18,780	Series 2009-1, Class A4, 3.150%, 08/15/16 (e)	19,043
	CNH Equipment Trust,
968	Series 2010-A, Class A3, 1.540%, 07/15/14	969
3,575	Series 2011-B, Class A4, 1.290%, 09/15/17	3,580
7,531	Series 2012-A, Class A3, 0.940%, 05/15/17	7,543
	Countrywide Asset-Backed Certificates,
1,581	Series 2004-6, Class M1, VAR, 0.839%, 10/25/34	858
2,232	Series 2005-6, Class M1, VAR, 0.729%, 12/25/35	2,194
5,058	CPS Auto Trust, Series 2012-A, Class A, 2.780%, 06/17/19 (e)	5,055
3,636	Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	3,641
1,313	Credit Suisse Mortgage Capital Certificates, Series 2006-CF1, Class A1, VAR, 0.549%, 11/25/35	1,228
109	CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	107
	Discover Card Master Trust,
1,255	Series 2008-A4, Class A4, 5.650%, 12/15/15	1,321
7,405	Series 2012-A1, Class A1, 0.810%, 08/15/17	7,401
	Ford Credit Auto Owner Trust,
17,305	Series 2009-A, Class A4, 6.070%, 05/15/14	17,672
393	Series 2009-B, Class A3, 2.790%, 08/15/13	393
6,600	Series 2009-B, Class A4, 4.500%, 07/15/14	6,742
681	Series 2009-D, Class A3, 2.170%, 10/15/13	683
1,828	Series 2009-E, Class A3, 1.510%, 01/15/14	1,832
498	Series 2010-B, Class A3, 0.980%, 10/15/14	499
5,250	Series 2010-B, Class A4, 1.580%, 09/15/15	5,317
5,394	Series 2011-B, Class A3, 0.840%, 06/15/15	5,404
10,500	Series 2011-B, Class A4, 1.350%, 12/15/16	10,606
7,364	Series 2012-A, Class A3, 0.840%, 08/15/16	7,376
8,400	Series 2012-B, Class A3, 0.720%, 12/15/16	8,392
9,620	GE Capital Credit Card Master Note Trust, Series 2009-4, Class A, 3.800%, 11/15/17	10,308
103	GSAA Trust, Series 2006-3, Class A1, VAR, 0.319%, 03/25/36	48
	Harley-Davidson Motorcycle Trust,
16	Series 2007-3, Class A4, 5.520%, 11/15/13	16
4,123	Series 2009-1, Class A4, 4.550%, 01/15/17	4,151
192	Series 2009-3, Class A3, 1.740%, 09/15/13	192
3,000	Series 2011-1, Class A3, 0.960%, 05/16/16	3,004
	Honda Auto Receivables Owner Trust,
127	Series 2009-3, Class A3, 2.310%, 05/15/13	127
1,430	Series 2009-3, Class A4, 3.300%, 09/15/15	1,444
1,728	Series 2010-1, Class A3, 1.250%, 10/21/13	1,732
4,270	Series 2012-1, Class A3, 0.770%, 01/15/16	4,268
2,747	Series 2012-1, Class A4, 0.970%, 04/16/18	2,752
5,265	Series 2012-2, Class A3, 0.700%, 02/16/16	5,259
	HSBC Home Equity Loan Trust,
8,845	Series 2005-2, Class A1, VAR, 0.510%, 01/20/35	8,253
10,361	Series 2005-2, Class M1, VAR, 0.700%, 01/20/35	9,422
4,807	Series 2005-2, Class M2, VAR, 0.730%, 01/20/35	4,314
7,074	Series 2006-1, Class A1, VAR, 0.400%, 01/20/36	6,495
7,504	Series 2006-2, Class A1, VAR, 0.390%, 03/20/36	7,073
13,315	Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	13,495
7,385	Series 2006-4, Class A3F, SUB, 5.300%, 03/20/36	7,563
5,635	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	5,685
3,575	Series 2007-2, Class A2F, SUB, 5.690%, 07/20/36	3,598
7,357	Series 2007-3, Class APT, VAR, 1.440%, 11/20/36	6,897
	Huntington Auto Trust,
9,608	Series 2012-1, Class A3, 0.810%, 09/15/16	9,614
3,840	Series 2012-1, Class A4, 1.180%, 06/15/17	3,868
	Hyundai Auto Receivables Trust,
866	Series 2009-A, Class A3, 2.030%, 08/15/13	867
454	Series 2010-A, Class A3, 1.500%, 10/15/14	456
3,609	Series 2010-B, Class A3, 0.970%, 04/15/15	3,618
34,640	Series 2010-B, Class A4, 1.630%, 03/15/17	35,267
2,395	Series 2011-A, Class A3, 1.160%, 04/15/15	2,406
9,185	Series 2011-A, Class A4, 1.780%, 12/15/15	9,349

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — Continued
1,522		Series 2011-B, Class A3, 1.040%, 09/15/15	1,529
1,422		Series 2011-B, Class A4, 1.650%, 02/15/17	1,446
11,770		Series 2012-A, Class A3, 0.720%, 03/15/16	11,761
5,436		Series 2012-A, Class A4, 0.950%, 12/15/16	5,446
		John Deere Owner Trust,
7,660		Series 2012-A, Class A3, 0.750%, 03/15/16	7,658
1,909		Series 2012-A, Class A4, 0.990%, 06/15/18	1,911
3,882		Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	3,900
1,150		Mid-State Trust, Series 6, Class A1, 7.340%, 07/01/35	1,196
906		Morgan Stanley ABS Capital I, Series 2003-SD1, Class M1, VAR, 2.489%, 03/25/33	507
996		MSDWCC Heloc Trust, Series 2007-1, Class A, VAR, 0.339%, 12/25/31	765
12,974		NCUA Guaranteed Notes, Series 2010-A1, Class A, VAR, 0.589%, 12/07/20	13,021
		Nissan Auto Receivables Owner Trust,
198		Series 2009-1, Class A3, 5.000%, 09/15/14	199
4,955		Series 2010-A, Class A3, 0.870%, 07/15/14	4,962
1,500		Series 2010-A, Class A4, 1.310%, 09/15/16	1,512
4,978		Series 2012-A, Class A3, 0.730%, 05/16/16	4,974
1,798		Series 2012-A, Class A4, 1.000%, 07/16/18	1,799
40		Residential Asset Securities Corp., Series 2001-KS1, Class AI6, 6.349%, 03/25/32	36
14		Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7, SUB, 8.290%, 02/25/25	14
		Santander Drive Auto Receivables Trust,
137		Series 2010-2, Class A2, 0.950%, 08/15/13	137
16,200		Series 2010-3, Class A3, 1.200%, 06/16/14	16,215
2,440		Series 2010-A, Class A3, 1.830%, 11/17/14 (e)	2,459
7,758		Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	7,931
1,482		Series 2011-1, Class A3, 1.280%, 01/15/15	1,488
2,419		Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	2,422
7,916		Series 2011-S2A, Class C, 2.860%, 06/15/17 (e)	7,933
7,393		Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	7,393
6,742		Series 2012-1, Class A2, 1.250%, 04/15/15	6,767
6,911		Series 2012-2, Class A2, 0.910%, 05/15/15	6,921
2,054		Series 2012-2, Class A3, 1.220%, 12/15/15	2,060
1,668		Series 2012-3, Class A3, 1.080%, 04/15/16	1,670
7,936		Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.509%, 06/25/35	7,564
		Toyota Auto Receivables Owner Trust,
6,025		Series 2010-C, Class A3, 0.770%, 04/15/14	6,031
8,300		Series 2011-A, Class A4, 1.560%, 05/15/15	8,414
4,576		Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.653%, 10/15/15 (e)	4,582
		USAA Auto Owner Trust,
757		Series 2009-2, Class A3, 1.540%, 02/18/14	758
1,570		Series 2009-2, Class A4, 2.530%, 07/15/15	1,590
8,936		Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	8,951
15,176		Volt LLC, Series 2012-1A, Class A1, SUB, 4.949%, 04/25/17 (e) (f) (i)	15,176
		World Omni Auto Receivables Trust,
655		Series 2008-A, Class A4, 4.740%, 10/15/13	655
760		Series 2008-B, Class A4, 5.580%, 04/15/14	770
914		Series 2010-A, Class A3, 1.340%, 12/16/13	915
11,865		Series 2010-A, Class A4, 2.210%, 05/15/15	12,032

		Total Asset-Backed Securities (Cost $830,586)	835,803

Collateralized Mortgage Obligations — 10.1%
		Agency CMO — 7.4%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
1,166		Series 31, Class Z, 8.000%, 04/25/24	1,338
168		Series 56, Class Z, 7.500%, 09/20/26	196
		Federal Home Loan Mortgage Corp. REMICS,
12		Series 2, Class Z, 9.300%, 03/15/19	13
6		Series 12, Class A, 9.250%, 11/15/19	7
16		Series 16, Class D, 10.000%, 10/15/19	17
26		Series 17, Class I, 9.900%, 10/15/19	30
45		Series 23, Class F, 9.600%, 04/15/20	50
17		Series 26, Class F, 9.500%, 02/15/20	19
3		Series 81, Class A, 8.125%, 11/15/20	4
19		Series 85, Class C, 8.600%, 01/15/21	22
17		Series 99, Class Z, 9.500%, 01/15/21	19
3		Series 159, Class H, 4.500%, 09/15/21	3
5		Series 189, Class D, 6.500%, 10/15/21	5
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
5		Series 1053, Class G, 7.000%, 03/15/21	6

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
10	Series 1056, Class KZ, 6.500%, 03/15/21	11
6	Series 1074, Class H, 8.500%, 05/15/21	6
18	Series 1082, Class C, 9.000%, 05/15/21	20
7	Series 1087, Class I, 8.500%, 06/15/21	8
22	Series 1125, Class Z, 8.250%, 08/15/21	26
21	Series 1142, Class IA, 7.000%, 10/15/21	24
3	Series 1169, Class G, 7.000%, 11/15/21	3
41	Series 1343, Class LA, 8.000%, 08/15/22	49
10	Series 1424, Class F, VAR, 1.713%, 11/15/22	10
212	Series 1480, Class LZ, 7.500%, 03/15/23	245
521	Series 1560, Class Z, 7.000%, 08/15/23	599
21	Series 1641, Class FA, VAR, 1.200%, 12/15/13	21
146	Series 1754, Class Z, 8.500%, 09/15/24	163
340	Series 1779, Class Z, 8.500%, 04/15/25	394
7	Series 1807, Class G, 9.000%, 10/15/20	7
853	Series 1888, Class Z, 7.000%, 08/15/26	988
979	Series 2358, Class PD, 6.000%, 09/15/16	1,046
1,277	Series 2363, Class PF, 6.000%, 09/15/16	1,362
596	Series 2390, Class CH, 5.500%, 12/15/16	638
1,329	Series 2418, Class MF, 6.000%, 02/15/22	1,449
272	Series 2425, Class JH, 6.000%, 03/15/17	294
1,016	Series 2453, Class BD, 6.000%, 05/15/17	1,093
670	Series 2458, Class OE, 6.000%, 06/15/17	720
479	Series 2496, Class BK, 5.500%, 09/15/17	517
355	Series 2503, Class TG, 5.500%, 09/15/17	384
392	Series 2508, Class AQ, 5.500%, 10/15/17	424
1,623	Series 2513, Class DB, 5.000%, 10/15/17	1,740
4,507	Series 2542, Class ES, 5.000%, 12/15/17	4,841
4,268	Series 2546, Class C, 5.000%, 12/15/17	4,584
1,775	Series 2561, Class UE, 5.500%, 06/15/22	1,829
162	Series 2575, Class KA, 5.000%, 11/15/17	167
8,670	Series 2600, Class MD, 5.500%, 06/15/32	9,049
804	Series 2617, Class VN, 5.500%, 04/15/14	819
2,598	Series 2635, Class MS, IF, IO, 7.511%, 02/15/18	204
5,898	Series 2638, Class JG, 5.000%, 02/15/33	6,386
12,860	Series 2638, Class MH, 5.000%, 04/15/32	13,383
1,461	Series 2641, Class KJ, 4.000%, 01/15/18	1,501
394	Series 2643, Class ME, 3.500%, 03/15/18	406
402	Series 2666, Class OC, 5.500%, 01/15/22	412
15,214	Series 2682, Class JG, 4.500%, 10/15/23	16,584
1,461	Series 2692, Class QD, 5.000%, 12/15/22	1,543
9,990	Series 2707, Class PE, 5.000%, 11/15/18	10,864
15,000	Series 2707, Class XE, 5.000%, 12/15/22	15,881
35,000	Series 2750, Class DE, 4.500%, 02/15/19	37,628
152	Series 2755, Class PA, PO, 02/15/29	150
3,860	Series 2761, Class CB, 4.000%, 03/15/19	4,130
1,663	Series 2763, Class PD, 4.500%, 12/15/17	1,687
577	Series 2765, Class CA, 4.000%, 07/15/17	582
3,500	Series 2773, Class OB, 5.000%, 02/15/19	3,766
92	Series 2780, Class YP, 7.500%, 08/15/18	94
92	Series 2782, Class HE, 4.000%, 09/15/17	93
707	Series 2812, Class AB, 4.500%, 10/15/18	721
420	Series 2825, Class VP, 5.500%, 06/15/15	444
2,197	Series 2836, Class PX, 4.000%, 05/15/18	2,257
16,891	Series 2843, Class BC, 5.000%, 08/15/19	18,552
2,410	Series 2859, Class SA, IF, IO, 7.011%, 11/15/18	95
4,573	Series 2864, Class NB, 5.500%, 07/15/33	5,162
1,414	Series 2875, Class HA, 4.000%, 11/15/18	1,451
834	Series 2924, Class DA, 4.500%, 02/15/19	853
273	Series 2927, Class YN, 4.500%, 10/15/32	284
9,549	Series 2928, Class ND, 5.000%, 10/15/30	9,606
359	Series 2962, Class WJ, 5.500%, 06/15/24	367
9,513	Series 2988, Class TY, 5.500%, 06/15/25	10,551
12,360	Series 2989, Class MU, IF, IO, 6.761%, 07/15/34	2,439
18,345	Series 2989, Class TG, 5.000%, 06/15/25	20,114
215	Series 2993, Class MN, 5.000%, 06/15/23	216
1,182	Series 2995, Class FT, VAR, 0.489%, 05/15/29	1,182
369	Series 3001, Class YN, 4.500%, 06/15/33	386
2,636	Series 3002, Class BN, 5.000%, 07/15/35	2,959
493	Series 3005, Class PV, IF, 12.353%, 10/15/33	593
850	Series 3036, Class NB, 5.000%, 01/15/29	852
268	Series 3047, Class OB, 5.500%, 12/15/33	278
7,096	Series 3080, Class TZ, 5.500%, 02/15/33	7,178
6,439	Series 3305, Class IW, IF, IO, 6.211%, 04/15/37	938
50	Series 3329, Class JA, 6.000%, 08/15/28	50
265	Series 3363, Class A, 5.000%, 07/15/16	269
39,115	Series 3420, Class EI, IO, SUB, 2.031%, 08/15/37	1,018
10,558	Series 3429, Class S, IF, IO, 6.581%, 03/15/38	1,893
3,847	Series 3546, Class A, VAR, 4.291%, 02/15/39	4,104

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
17,579		Series 3562, Class KA, 4.000%, 11/15/22	18,161
2,885		Series 3564, Class JA, 4.000%, 01/15/18	3,038
6,515		Series 3572, Class JS, IF, IO, 6.561%, 09/15/39	1,115
14,803		Series 3609, Class SA, IF, IO, 6.101%, 12/15/39	3,420
49,323		Series 3747, Class HI, IO, 4.500%, 07/15/37	5,913
14,501		Series 3784, Class S, IF, IO, 6.361%, 07/15/23	1,925
22,461		Series 3855, Class AM, 6.500%, 11/15/36	25,735
534		Series R008, Class FK, VAR, 0.639%, 07/15/23	534
34		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-20, Class A6, SUB, 6.558%, 09/25/29	36
10,120		Federal National Mortgage Association, Series 2011-M2, Class A1, 2.019%, 07/25/21	10,289
		Federal National Mortgage Association REMICS,
13		Series 1988-7, Class Z, 9.250%, 04/25/18	14
16		Series 1988-13, Class C, 9.300%, 05/25/18	18
11		Series 1988-15, Class A, 9.000%, 06/25/18	13
13		Series 1988-16, Class B, 9.500%, 06/25/18	15
10		Series 1989-2, Class D, 8.800%, 01/25/19	12
31		Series 1989-27, Class Y, 6.900%, 06/25/19	33
8		Series 1989-54, Class E, 8.400%, 08/25/19	9
8		Series 1989-66, Class J, 7.000%, 09/25/19	9
6		Series 1989-70, Class G, 8.000%, 10/25/19	6
116		Series 1989-72, Class E, 9.350%, 10/25/19	133
13		Series 1989-89, Class H, 9.000%, 11/25/19	15
5		Series 1989-96, Class H, 9.000%, 12/25/19	6
10		Series 1990-7, Class B, 8.500%, 01/25/20	11
7		Series 1990-12, Class G, 4.500%, 02/25/20	8
124		Series 1990-19, Class G, 9.750%, 02/25/20	140
31		Series 1990-58, Class J, 7.000%, 05/25/20	35
31		Series 1990-61, Class H, 7.000%, 06/25/20	35
15		Series 1990-106, Class J, 8.500%, 09/25/20	18
7		Series 1990-109, Class J, 7.000%, 09/25/20	8
19		Series 1990-111, Class Z, 8.750%, 09/25/20	21
8		Series 1990-117, Class E, 8.950%, 10/25/20	9
10		Series 1990-123, Class G, 7.000%, 10/25/20	12
10		Series 1990-132, Class Z, 7.000%, 11/25/20	11
296		Series 1990-137, Class X, 9.000%, 12/25/20	342
3		Series 1991-53, Class J, 7.000%, 05/25/21	4
18		Series 1991-130, Class C, 9.000%, 09/25/21	20
2		Series 1992-96, Class B, PO, 05/25/22	2
1,872		Series 1992-131, Class KB, 8.000%, 08/25/22	2,159
1,760		Series 1992-185, Class L, 8.000%, 10/25/22	2,020
6		Series 1993-165, Class SN, IF, 11.471%, 09/25/23	7
48		Series 1993-235, Class G, PO, 09/25/23	45
3,337		Series 1994-15, Class ZK, 5.500%, 02/25/24	3,691
6,290		Series 1994-43, Class PK, 6.350%, 02/25/24	6,930
–	(h)	Series 1997-55, Class B, 7.000%, 02/18/27	—	(h)
5,276		Series 1999-6, Class PB, 6.000%, 03/25/19	5,768
20,646		Series 2001-81, Class HE, 6.500%, 01/25/32	23,354
1,146		Series 2002-2, Class MG, 6.000%, 02/25/17	1,229
591		Series 2002-3, Class OG, 6.000%, 02/25/17	631
1,090		Series 2002-28, Class LD, 6.000%, 05/25/17	1,166
615		Series 2002-58, Class HC, 5.500%, 09/25/17	656
1,246		Series 2002-59, Class UC, 5.500%, 09/25/17	1,344
380		Series 2002-63, Class KC, 5.000%, 10/25/17	407
21,133		Series 2002-64, Class PG, 5.500%, 10/25/32	23,421
2,897		Series 2003-5, Class SE, IF, IO, 7.411%, 08/25/22	131
1,800		Series 2003-16, Class LJ, 5.000%, 03/25/18	1,934
8,351		Series 2003-23, Class PG, 5.500%, 01/25/32	8,516
15,965		Series 2003-24, Class PD, 5.000%, 04/25/18	17,177
1,738		Series 2003-42, Class CI, IO, 6.500%, 05/25/33	305
2,469		Series 2003-49, Class IO, IO, 6.500%, 06/25/33	433
3,753		Series 2003-57, Class IB, IO, 5.000%, 06/25/18	294

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
3,920	Series 2003-69, Class GI, IO, 5.000%, 12/25/31	131
4,379	Series 2003-89, Class DC, 5.000%, 12/25/32	4,619
2,364	Series 2003-92, Class HP, 4.500%, 09/25/18	2,548
3,221	Series 2003-129, Class ME, 5.000%, 08/25/23	3,465
9,135	Series 2004-53, Class P, 5.500%, 07/25/33	9,696
5,572	Series 2004-60, Class PA, 5.500%, 04/25/34	6,032
2,942	Series 2004-65, Class EJ, 5.000%, 05/25/23	3,009
1,077	Series 2004-72, Class F, VAR, 0.739%, 09/25/34	1,081
257	Series 2004-101, Class AR, 5.500%, 01/25/35	288
11,875	Series 2005-19, Class PA, 5.500%, 07/25/34	13,087
442	Series 2005-19, Class SK, IF, IO, 6.511%, 11/25/22	3
307	Series 2005-27, Class TH, 5.500%, 07/25/31	312
2,768	Series 2005-29, Class QD, 5.000%, 08/25/33	2,942
3,824	Series 2005-38, Class FK, VAR, 0.539%, 05/25/35	3,828
198	Series 2005-40, Class YA, 5.000%, 09/25/20	200
2	Series 2005-48, Class OM, 5.000%, 03/25/30	2
353	Series 2005-84, Class MB, 5.750%, 10/25/35	397
27,247	Series 2005-100, Class GC, 5.000%, 12/25/34	28,469
5,138	Series 2006-22, Class DV, 5.500%, 03/25/17	5,263
1,437	Series 2006-39, Class WB, 5.500%, 10/25/30	1,462
5,174	Series 2006-58, Class ST, IF, IO, 6.911%, 07/25/36	772
10,935	Series 2006-122, Class A, 6.000%, 05/25/25	11,180
949	Series 2007-16, Class FC, VAR, 0.989%, 03/25/37	959
1,924	Series 2007-22, Class SC, IF, IO, 5.841%, 03/25/37	258
13,723	Series 2007-33, Class MS, IF, IO, 6.351%, 04/25/37	2,213
3,025	Series 2007-54, Class FA, VAR, 0.639%, 06/25/37	3,029
3,275	Series 2007-76, Class DB, 6.000%, 05/25/33	3,426
15,175	Series 2007-85, Class SH, IF, IO, 6.261%, 09/25/37	2,572
10,662	Series 2007-95, Class A1, VAR, 0.489%, 08/27/36	10,602
2,563	Series 2007-106, Class A7, VAR, 5.953%, 10/25/37	2,851
4,216	Series 2008-18, Class SE, IF, IO, 6.031%, 03/25/38	586
1,098	Series 2008-72, Class IO, IO, 5.000%, 08/25/28	116
2,022	Series 2008-77, Class VA, 6.000%, 07/25/19	2,225
8,942	Series 2008-81, Class KA, 5.000%, 10/25/22	9,353
7,119	Series 2008-93, Class AM, 5.500%, 06/25/37	7,792
18,566	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	1,412
14,513	Series 2009-15, Class AC, 5.500%, 03/25/29	16,047
5,905	Series 2009-29, Class LA, VAR, 3.985%, 05/25/39	5,847
7,475	Series 2009-62, Class HJ, 6.000%, 05/25/39	8,224
37,510	Series 2009-70, Class IN, IO, 4.500%, 08/25/19	2,404
8,399	Series 2009-108, Class VN, 5.000%, 09/25/39	9,111
55,521	Series 2009-112, Class SW, IF, IO, 6.011%, 01/25/40	6,532
3,209	Series 2010-9, Class PA, 4.500%, 10/25/39	3,234
8,138	Series 2010-19, Class VA, 5.000%, 02/25/21	8,795
5,552	Series 2010-58, Class MA, 5.500%, 12/25/38	5,941
11,970	Series 2010-60, Class IO, IO, 4.000%, 06/25/20	869
14,032	Series 2010-64, Class DM, 5.000%, 06/25/40	15,173
9,461	Series 2010-64, Class EH, 5.000%, 10/25/35	9,965
19,227	Series 2010-111, Class AE, 5.500%, 04/25/38	20,532
49,646	Series 2010-126, Class LI, IO, 4.000%, 11/25/40	4,904

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
63,524		Series 2012-46, Class KI, IO, 3.500%, 05/25/27	8,866
14		Series G-11, Class Z, 8.500%, 05/25/21	16
5		Series G-22, Class ZT, 8.000%, 12/25/16	6
862		Series G92-19, Class M, 8.500%, 04/25/22	1,016
27		Series G92-35, Class E, 7.500%, 07/25/22	30
831		Series G92-35, Class EA, 8.000%, 07/25/22	934
12		Series G92-40, Class ZC, 7.000%, 07/25/22	14
96		Series G92-44, Class ZQ, 8.000%, 07/25/22	108
29		Series G92-54, Class ZQ, 7.500%, 09/25/22	33
4,352		Series G92-64, Class J, 8.000%, 11/25/22	4,984
1,787		Series G92-66, Class K, 8.000%, 12/25/22	2,051
1,657		Series G94-6, Class PJ, 8.000%, 05/17/24	1,898
		Federal National Mortgage Association STRIPS,
–	(h)	Series 25, Class 1, 6.000%, 02/01/13	—	(h)
62		Series 108, Class 1, PO, 03/01/20	60
2		Series 268, Class 2, IO, 9.000%, 02/01/23	—	(h)
1,485		Series 334, Class 13, IO, VAR, 6.000%, 03/01/33	260
1,367		Series 334, Class 17, IO, VAR, 6.500%, 02/01/33	268
1,496		Series 334, Class 24, IO, VAR, 5.000%, 02/01/18	131
3,014		Series 334, Class 9, IO, 6.000%, 03/01/33	593
8,917		Series 343, Class 21, IO, 4.000%, 09/01/18	593
3,267		Series 345, Class 22, IO, VAR, 4.500%, 05/01/20	271
1,704		Series 351, Class 28, IO, VAR, 5.000%, 04/01/19	172
1,269		Series 356, Class 16, IO, VAR, 5.500%, 06/01/35	190
1,263		Series 359, Class 16, IO, VAR, 5.500%, 10/01/35	186
1,617		Series 369, Class 19, IO, VAR, 6.000%, 10/01/36	262
925		Series 369, Class 26, IO, VAR, 6.500%, 10/01/36	163
4,600		Series 386, Class 20, IO, VAR, 6.500%, 08/25/38	801
6,638		Series 394, Class C3, IO, 6.500%, 09/25/38	1,105
		Federal National Mortgage Association Whole Loan,
2		Series 1995-W3, Class A, 9.000%, 04/25/25	2
12,712		Series 2007-W1, Class 1AF1, VAR, 0.499%, 11/25/46	12,658
		Government National Mortgage Association,
94		Series 1997-12, Class D, 7.500%, 09/20/27	109
12,800		Series 2004-32, Class VH, 5.000%, 04/20/22	13,755
1,700		Series 2004-39, Class IN, IO, 5.500%, 06/20/33	249
28,052		Series 2006-23, Class S, IF, IO, 6.260%, 01/20/36	3,479
48,104		Series 2006-26, Class S, IF, IO, 6.260%, 06/20/36	7,658
27,955		Series 2007-16, Class KU, IF, IO, 6.410%, 04/20/37	4,142
8,497		Series 2008-75, Class SP, IF, IO, 7.230%, 08/20/38	1,243
11,858		Series 2009-14, Class KS, IF, IO, 6.060%, 03/20/39	1,758
3,264		Series 2009-14, Class NI, IO, 6.500%, 03/20/39	594
28,600		Series 2009-14, Class SA, IF, IO, 5.840%, 03/20/39	4,188
5,000		Series 2009-45, Class PB, 4.500%, 07/16/33	5,353
9,600		Series 2009-61, Class PD, 5.000%, 03/16/38	10,724
33,297		Series 2009-106, Class XL, IF, IO, 6.510%, 06/20/37	5,036
3,473		Series 2010-14, Class QP, 6.000%, 12/20/39	3,789
		NCUA Guaranteed Notes,
26,372		Series 2010-C1, Class A1, 1.600%, 10/29/20	26,651
17,856		Series 2010-R3, Class 1A, VAR, 0.799%, 12/08/20	17,932
9,290		Series 2010-R3, Class 3A, 2.400%, 12/08/20	9,515
16		Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	19

			835,732

		Non-Agency CMO — 2.7%
1,407		ABN Amro Mortgage Corp., Series 2003-9, Class A1, 4.500%, 08/25/18	1,438
20,000		American General Mortgage Loan Trust, Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	20,173
		Banc of America Mortgage Securities, Inc.,
4,333		Series 2004-4, Class 4A1, 4.750%, 05/25/19	4,478

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
6,315	Series 2004-5, Class 4A1, 4.750%, 06/25/19	6,529
8,715	Series 2005-1, Class 2A1, 5.000%, 02/25/20	8,796
	BCAP LLC Trust,
5,075	Series 2009-RR13, Class 5A1, VAR, 5.750%, 01/26/36 (e)	5,212
3,052	Series 2010-RR10, Class 3A5, VAR, 4.500%, 11/26/35 (e)	3,105
3,203	Series 2010-RR10, Class 4A5, VAR, 4.000%, 09/26/37 (e)	3,215
5,185	Series 2010-RR4, Class 5A7, VAR, 0.559%, 05/26/37 (e)	4,994
3,427	Series 2010-RR6, Class 23A7, VAR, 0.449%, 06/26/37 (e)	3,336
6,221	Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	6,282
16,659	Series 2010-RR9, Class 1A3, VAR, 4.135%, 08/28/37 (e)	16,847
8,022	Series 2011-RR2, Class 3A3, VAR, 2.975%, 11/21/35 (e)	8,020
269	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 3A, VAR, 2.679%, 10/25/33	264
	Chase Mortgage Finance Corp.,
3,121	Series 2003-S10, Class A1, 4.750%, 11/25/18	3,221
1,162	Series 2003-S13, Class A2, 5.000%, 11/25/33	1,224
1,999	Citicorp Mortgage Securities, Inc., Series 2006-1, Class 2A1, 5.000%, 02/25/21 Citigroup Mortgage Loan Trust, Inc.,	2,026
1,370	Series 2003-UP3, Class A1, 7.000%, 09/25/33	1,425
3,770	Series 2004-UST1, Class A6, VAR, 5.070%, 08/25/34	3,818
7,628	Series 2008-AR4, Class 1A1A, VAR, 3.029%, 11/25/38 (e)	7,577
18,111	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	18,677
183	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33	189
	Countrywide Home Loan Mortgage Pass-Through Trust,
1,156	Series 2003-34, Class A6, 5.250%, 09/25/33	1,156
3,072	Series 2003-J15, Class 3A1, 5.000%, 01/25/19	3,178
927	Series 2004-8, Class 2A1, 4.500%, 06/25/19	944
	Credit Suisse Mortgage Capital Certificates,
946	Series 2007-5, Class 5A5, VAR, 5.342%, 12/25/14	934
5,509	Series 2010-1R, Class 9A1, VAR, 3.444%, 06/27/37 (e)	5,617
7,015	Series 2011-7R, Class A1, VAR, 1.489%, 08/28/47 (e)	6,892
	CS First Boston Mortgage Securities Corp.,
917	Series 2003-17, Class 2A6, 3.500%, 07/25/18	936
2,990	Series 2003-23, Class 8A1, 5.000%, 09/25/18	3,070
3,957	Series 2004-8, Class 6A1, 4.500%, 12/25/19	4,109
	First Horizon Asset Securities, Inc.,
4,442	Series 2003-8, Class 2A1, 4.500%, 09/25/18	4,527
3,021	Series 2004-7, Class 2A1, 4.750%, 12/25/19	3,051
6,342	GMAC Mortgage Corp. Loan Trust, Series 2003-AR1, Class A4, VAR, 3.039%, 10/19/33	6,330
2,832	Impac Secured Assets CMN Owner Trust, Series 2004-4, Class 2A2, VAR, 0.599%, 02/25/35	2,487
	JP Morgan Mortgage Trust,
6,616	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	6,726
8,177	Series 2006-A2, Class 4A1, VAR, 2.797%, 08/25/34	7,914
9	Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.500%, 02/22/17	10
1,683	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6, VAR, 2.697%, 11/21/34	1,686
	MASTR Alternative Loans Trust,
257	Series 2004-8, Class 6A1, 5.500%, 09/25/19	262
3,857	Series 2004-8, Class 7A1, 5.000%, 09/25/19	4,033
	MASTR Asset Securitization Trust,
978	Series 2002-7, Class 1A1, 5.500%, 11/25/17	1,016
2,554	Series 2003-2, Class 1A1, 5.000%, 03/25/18	2,635

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,468	Series 2003-11, Class 10A1, 5.000%, 12/25/18	1,524
3,606	Series 2004-6, Class 6A1, 4.500%, 07/25/19	3,661
5	Merrill Lynch Trust, Series 44, Class G, 9.000%, 08/20/20	6
393	Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.000%, 11/25/18	406
	Nomura Asset Acceptance Corp.,
1,477	Series 2005-AR1, Class 1A1, VAR, 2.734%, 02/25/35	1,349
747	Series 2005-AR2, Class 3A1, VAR, 0.489%, 05/25/35	669
2,377	Series 2005-AR6, Class 4A1, VAR, 0.499%, 12/25/35	1,189
4	Paine Webber CMO Trust, Series L, Class 4, 8.950%, 07/01/18	4
5,354	Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.750%, 07/25/20	5,549
	Residential Accredit Loans, Inc.,
210	Series 2003-QR24, Class A7, 4.000%, 07/25/33	207
2,195	Series 2003-QS1, Class A6, 4.250%, 01/25/33	2,227
312	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A5, 6.000%, 11/25/31	311
2,979	Structured Asset Securities Corp., Series 2003-8, Class 1A2, 5.000%, 04/25/18	3,059
4,800	WaMu Mortgage Pass-Through Certificates, Series 2003-S10, Class A4, 4.500%, 10/25/18	5,005
12,571	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	12,636
	Wells Fargo Mortgage-Backed Securities Trust,
4,142	Series 2003-10, Class A1, 4.500%, 09/25/18	4,276
3,974	Series 2003-11, Class 2A1, 4.750%, 10/25/18	4,106
3,626	Series 2003-12, Class A1, 4.750%, 11/25/18	3,760
4,177	Series 2003-12, Class A2, 4.500%, 11/25/18	4,311
380	Series 2003-12, Class A3, 5.000%, 11/25/18	395
3,195	Series 2003-15, Class 1A1, 4.750%, 12/25/18	3,312
4,594	Series 2003-16, Class 2A1, 4.500%, 12/25/18	4,709
3,026	Series 2003-K, Class 1A1, VAR, 4.438%, 11/25/33	3,049
48	Series 2003-K, Class 1A2, VAR, 4.438%, 11/25/33	49
7,645	Series 2003-M, Class A1, VAR, 4.692%, 12/25/33	7,702
3,277	Series 2004-7, Class 2A1, 4.500%, 07/25/19	3,360
2,315	Series 2004-EE, Class 2A2, VAR, 2.669%, 12/25/34	2,312
3,037	Series 2004-EE, Class 3A2, VAR, 2.839%, 12/25/34	3,094
5,073	Series 2004-O, Class A1, VAR, 4.899%, 08/25/34	5,202
6,742	Series 2005-1, Class 1A1, 4.750%, 01/25/20	6,902
5,934	Series 2005-13, Class A1, 5.000%, 11/25/20	6,223

		298,923

	Total Collateralized Mortgage Obligations (Cost $1,118,393)	1,134,655

Commercial Mortgage-Backed Securities — 3.7%
10,000	A10 Securitization LLC, Series 2012-1, Class A, 3.492%, 04/15/24 (e)	10,013
1,930	Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3, 4.050%, 11/10/38	1,947
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
6,500	Series 2004-3, Class D, VAR, 5.604%, 06/10/39	6,367
4,355	Series 2005-6, Class B, VAR, 5.193%, 09/10/47	4,126
15,894	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	17,845
12,666	Series 2006-5, Class A4, 5.414%, 09/10/47 Bear Stearns Commercial Mortgage Securities,	13,932
32,335	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	34,522
2,825	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	3,058
1,202	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class F, VAR, 5.440%, 09/15/30 (e)	1,237

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — Continued
1,198	Commercial Mortgage Asset Trust, Series 1999-C1, Class A4, VAR, 6.975%, 01/17/32	1,238
15,315	Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3, VAR, 5.662%, 03/15/39	16,744
	CS First Boston Mortgage Securities Corp.,
7,000	Series 2003-C4, Class D, VAR, 5.353%, 08/15/36	7,093
8,000	Series 2004-C1, Class D, VAR, 4.956%, 01/15/37 (e)	8,004
12,605	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	13,676
15,223	Defeased Loan Trust, Series 2010-1, Class A, 2.360%, 01/13/14 (e)	15,653
4,000	DLJ Commercial Mortgage Corp., Series 1999-CG1, Class B5, 5.750%, 03/10/32 (e)	4,177
4,408	First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class G, VAR, 7.000%, 11/18/35 (e)	4,747
16,968	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	17,214
33	GMAC Commercial Mortgage Securities, Inc., Series 2003-C3, Class A3, 4.646%, 04/10/40	33
27,750	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	29,741
	JP Morgan Chase Commercial Mortgage Securities Corp.,
17,900	Series 2004-C2, Class A3, VAR, 5.215%, 05/15/41	18,957
1,776	Series 2004-LN2, Class A1, 4.475%, 07/15/41	1,784
4,840	Series 2005-LDP5, Class B, VAR, 5.353%, 12/15/44	4,685
10,655	Series 2006-LDP7, Class A4, VAR, 5.870%, 04/15/45	12,094
	LB-UBS Commercial Mortgage Trust,
15,372	Series 2004-C2, Class A4, 4.367%, 03/15/36	16,067
5,000	Series 2004-C2, Class E, 4.487%, 03/15/36	4,958
11,215	Series 2005-C2, Class A5, VAR, 5.150%, 04/15/30	12,306
1,994	Lehman Brothers Small Balance Commercial, Series 2006-2A, Class 2A2, VAR, 5.620%, 09/25/36 (e)	2,017
4,622	Morgan Stanley Capital I, Series 1998-CF1, Class E, VAR, 7.350%, 07/15/32	4,775
	Morgan Stanley Re-REMIC Trust,
5,608	Series 2009-IO, Class A1, 3.000%, 07/17/56 (e)	5,636
3,225	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	3,220
9,955	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	10,453
13,901	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	13,955
17,019	Series 2012-XA, Class A, 2.000%, 07/27/49	16,985
1,050	Nomura Asset Securities Corp., Series 1998-D6, Class A1C, 6.690%, 03/15/30	1,057
11,170	Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A1, 3.669%, 02/11/36	11,219
	TIAA Retail Commercial Trust,
8,964	Series 2001-C1A, Class H, 5.770%, 06/19/33 (e)	9,445
14,650	Series 2001-C1A, Class J, 5.770%, 06/19/33 (e)	15,207
18,325	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.620%, 08/15/39	19,685
8,388	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	8,917
12,581	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	12,727

	Total Commercial Mortgage-Backed Securities (Cost $418,607)	417,516

Corporate Bonds — 18.6%
	Consumer Discretionary — 0.9%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
2,639	1.750%, 03/01/14	2,681
1,500	2.600%, 12/01/16	1,557
4,435	4.875%, 09/15/13	4,651

		8,889

	Automobiles — 0.1%
	Daimler Finance North America LLC,
3,350	2.300%, 01/09/15 (e)	3,407
6,555	6.500%, 11/15/13	7,057
3,330	Nissan Motor Acceptance Corp., 4.500%, 01/30/15 (e)	3,551

		14,015

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Broadcasting & Cable TV — 0.1%
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
405	2.400%, 03/15/17	406
5,865	3.500%, 03/01/16	6,185
1,012	4.750%, 10/01/14	1,090

		7,681

	Household Durables — 0.0% (g)
1,700	Emerson Electric Co., 5.000%, 12/15/14	1,875

	Media — 0.5%
4,882	CBS Corp., 8.200%, 05/15/14	5,506
310	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	328
	Comcast Corp.,
1,935	5.300%, 01/15/14	2,063
1,465	5.850%, 11/15/15	1,669
1,370	5.900%, 03/15/16	1,582
	Cox Communications, Inc.,
6,220	5.450%, 12/15/14	6,849
585	5.875%, 12/01/16 (e)	676
8,640	NBCUniversal Media LLC, 2.875%, 04/01/16	9,043
	News America, Inc.,
170	5.300%, 12/15/14	187
1,495	7.600%, 10/11/15	1,731
300	9.250%, 02/01/13	315
4,275	TCI Communications, Inc., 8.750%, 08/01/15	5,203
	Time Warner Cable, Inc.,
3,990	5.850%, 05/01/17	4,639
1,400	6.200%, 07/01/13	1,478
2,795	7.500%, 04/01/14	3,113
3,021	8.250%, 02/14/14	3,376
	Viacom, Inc.,
1,550	1.250%, 02/27/15	1,548
1,800	2.500%, 12/15/16	1,850
2,050	4.375%, 09/15/14	2,195
	Walt Disney Co. (The),
2,910	0.875%, 12/01/14	2,913
585	4.700%, 12/01/12	597

		56,861

	Multiline Retail — 0.0% (g)
	Macy’s Retail Holdings, Inc.,
385	5.750%, 07/15/14	420
940	5.900%, 12/01/16	1,087
2,320	7.875%, 07/15/15	2,729
1,190	Target Corp., 5.125%, 01/15/13	1,224

		5,460

	Specialty Retail — 0.1%
2,555	Home Depot, Inc., 5.250%, 12/16/13	2,732
2,868	Lowe’s Cos., Inc., 1.625%, 04/15/17	2,880
2,675	Staples, Inc., 9.750%, 01/15/14	3,013

		8,625

	Total Consumer Discretionary	103,406

	Consumer Staples — 0.8%
	Beverages — 0.3%
2,227	Anheuser-Busch Cos. LLC, 5.050%, 10/15/16	2,548
	Anheuser-Busch InBev Worldwide, Inc.,
1,420	1.500%, 07/14/14	1,438
1,371	5.375%, 11/15/14 (e)	1,513
1,370	5.375%, 11/15/14	1,512
480	Bottling Group LLC, 6.950%, 03/15/14	533
	Coca-Cola Co. (The),
1,385	1.500%, 11/15/15	1,418
1,773	1.800%, 09/01/16	1,828
5,050	3.625%, 03/15/14	5,325
	Diageo Capital plc, (United Kingdom),
461	1.500%, 05/11/17	461
475	5.200%, 01/30/13	489
5,035	Diageo Finance B.V., (Netherlands),
	5.500%, 04/01/13	5,240
1,365	Dr Pepper Snapple Group, Inc., 2.900%,
	01/15/16	1,430
	PepsiCo, Inc.,
1,300	0.800%, 08/25/14	1,301
2,975	3.750%, 03/01/14	3,136
980	4.650%, 02/15/13	1,009
	SABMiller plc, (United Kingdom),
5,325	5.500%, 08/15/13 (e)	5,586
1,000	5.700%, 01/15/14 (e)	1,072

		35,839

	Food & Staples Retailing — 0.2%
1,250	CVS Caremark Corp., 3.250%, 05/18/15	1,321
	Kroger Co. (The),
2,835	2.200%, 01/15/17	2,880
890	3.900%, 10/01/15	963
660	5.500%, 02/01/13	681
4,975	7.500%, 01/15/14	5,488

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Food & Staples Retailing — Continued
	Wal-Mart Stores, Inc.,
1,900	2.250%, 07/08/15	1,974
695	4.550%, 05/01/13	720
2,780	7.250%, 06/01/13	2,963

		16,990

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
500	5.100%, 07/15/15	537
340	5.350%, 04/15/14	362
4,570	5.875%, 05/15/13	4,758
1,835	Cadbury Schweppes US Finance LLC, 5.125%, 10/01/13 (e)	1,926
	Cargill, Inc.,
1,555	1.900%, 03/01/17 (e)	1,568
1,215	4.375%, 06/01/13 (e)	1,255
1,385	5.000%, 11/15/13 (e)	1,464
2,200	5.200%, 01/22/13 (e)	2,261
	General Mills, Inc.,
185	1.550%, 05/16/14	187
3,105	5.250%, 08/15/13	3,273
1,770	5.650%, 09/10/12	1,793
1,670	HJ Heinz Co., 2.000%, 09/12/16	1,719
	Kellogg Co.,
729	1.750%, 05/17/17	728
2,460	1.875%, 11/17/16	2,492
710	4.250%, 03/06/13	729
	Kraft Foods, Inc.,
1,210	4.125%, 02/09/16	1,316
1,500	5.250%, 10/01/13	1,576
150	6.000%, 02/11/13	155
1,081	6.250%, 06/01/12	1,081
965	6.750%, 02/19/14	1,054
1,815	Nabisco, Inc., 7.550%, 06/15/15	2,134

		32,368

	Household Products — 0.0% (g)
425	Clorox Co. (The), 5.000%, 01/15/15	465

	Total Consumer Staples	85,662

	Energy — 0.6%
	Energy Equipment & Services — 0.0% (g)
737	Cameron International Corp., 1.600%, 04/30/15	737
545	Noble Holding International Ltd., (Cayman
	Islands), 2.500%, 03/15/17	551
2,980	Transocean, Inc., (Cayman Islands), 5.050%, 12/15/16	3,254

		4,542

	Oil, Gas & Consumable Fuels — 0.6%
	Anadarko Petroleum Corp.,
435	5.750%, 06/15/14	469
2,000	7.625%, 03/15/14	2,201
1,795	BG Energy Capital plc, (United Kingdom), 2.875%, 10/15/16 (e)	1,886
	Canadian Natural Resources Ltd., (Canada),
565	1.450%, 11/14/14	570
3,660	4.900%, 12/01/14	4,006
1,080	5.700%, 05/15/17	1,267
965	6.000%, 08/15/16	1,131
2,080	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14	2,227
800	Chevron Corp., 3.950%, 03/03/14	848
1,145	ConocoPhillips, 4.750%, 02/01/14	1,219
3,158	ConocoPhillips Australia Funding Co., 5.500%, 04/15/13	3,287
	Devon Energy Corp.,
1,310	1.875%, 05/15/17	1,307
3,075	2.400%, 07/15/16	3,163
3,570	EOG Resources, Inc., 6.125%, 10/01/13	3,817
3,721	PC Financial Partnership, 5.000%, 11/15/14	4,036
6,667	Petrobras International Finance Co. - Pifco, (Cayman Islands), 3.500%, 02/06/17	6,759
2,091	Phillips 66, 2.950%, 05/01/17 (e)	2,131
	Shell International Finance B.V., (Netherlands),
2,615	1.875%, 03/25/13	2,647
2,452	3.100%, 06/28/15	2,615
849	3.250%, 09/22/15	910
5,315	4.000%, 03/21/14	5,643
	Statoil ASA, (Norway),
235	1.800%, 11/23/16	240
3,840	5.125%, 04/30/14 (e)	4,148
924	Total Capital International S.A., (France), 1.500%, 02/17/17	927
3,237	Total Capital S.A., (France), 3.000%, 06/24/15	3,408

		60,862

	Total Energy	65,404

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Financials — 11.0%
	Capital Markets — 2.2%
	Bank of New York Mellon Corp. (The),
636	1.200%, 02/20/15	638
1,858	2.300%, 07/28/16	1,921
6,277	2.500%, 01/15/16	6,513
2,730	2.950%, 06/18/15	2,865
1,870	3.100%, 01/15/15	1,975
3,300	4.500%, 04/01/13	3,405
6,900	BlackRock, Inc., 3.500%, 12/10/14	7,317
5,380	Charles Schwab Corp. (The), 4.950%, 06/01/14	5,788
	Credit Suisse USA, Inc.,
1,975	4.875%, 01/15/15	2,122
8,877	5.125%, 08/15/15	9,698
5,225	5.500%, 08/15/13	5,469
580	FMR LLC, 4.750%, 03/01/13 (e) Goldman Sachs Group, Inc. (The),	595
1,096	3.300%, 05/03/15	1,080
10,415	3.625%, 02/07/16	10,258
14,145	3.700%, 08/01/15	14,032
2,000	4.750%, 07/15/13	2,055
11,765	5.150%, 01/15/14	12,175
3,000	5.500%, 11/15/14	3,154
18,840	6.000%, 05/01/14	19,798
	Jefferies Group, Inc.,
10,275	3.875%, 11/09/15	9,924
2,050	5.875%, 06/08/14	2,081
1,063	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	1,084
5,485	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	5,824
	Merrill Lynch & Co., Inc.,
968	5.000%, 01/15/15	994
3,275	5.300%, 09/30/15	3,437
4,376	5.450%, 02/05/13	4,464
4,591	5.450%, 07/15/14	4,809
13,651	6.150%, 04/25/13	14,034
	Morgan Stanley,
1,936	2.875%, 07/28/14	1,881
6,250	4.100%, 01/26/15	6,103
12,242	4.200%, 11/20/14	12,041
915	4.750%, 04/01/14	903
8,805	5.300%, 03/01/13	8,981
1,270	5.550%, 04/27/17	1,242
13,150	6.000%, 05/13/14	13,379
5,100	6.000%, 04/28/15	5,187
	Nomura Holdings, Inc., (Japan),
2,345	4.125%, 01/19/16	2,381
8,505	5.000%, 03/04/15	8,890
	Northern Trust Corp.,
2,760	4.625%, 05/01/14	2,950
3,220	5.500%, 08/15/13	3,403
	State Street Corp.,
5,370	2.875%, 03/07/16	5,675
6,213	4.300%, 05/30/14	6,626
	UBS AG, (Switzerland),
488	2.250%, 08/12/13	491
9,120	3.875%, 01/15/15	9,416

		247,058

	Commercial Banks — 3.5%
500	Abbey National Treasury Services plc, (United Kingdom), 4.000%, 04/27/16	487
1,000	American Express Bank FSB, 5.500%, 04/16/13	1,039
1,896	ANZ National (International) Ltd., (New Zealand), 3.125%, 08/10/15 (e)	1,951
	Australia & New Zealand Banking Group Ltd., (Australia),
1,700	2.125%, 01/10/14 (e)	1,723
2,800	3.250%, 03/01/16	2,918
6,034	Bank of Montreal, (Canada), 1.300%, 10/31/14 (e)	6,114
	Bank of Nova Scotia, (Canada),
5,236	1.650%, 10/29/15 (e)	5,354
1,645	2.050%, 10/07/15	1,688
5,300	3.400%, 01/22/15	5,580
2,782	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 2.600%, 01/22/13 (e)	2,807
	Barclays Bank plc, (United Kingdom),
9,495	2.500%, 01/23/13	9,568
10,925	2.500%, 09/21/15 (e)	10,846
4,450	3.900%, 04/07/15	4,589
650	Series 1, 5.000%, 09/22/16	700
3,280	5.200%, 07/10/14	3,452
	BB&T Corp.,
900	2.050%, 04/28/14	918
1,890	2.150%, 03/22/17	1,918
6,970	3.200%, 03/15/16	7,384
1,535	3.375%, 09/25/13	1,583

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
312	3.950%, 04/29/16	339
4,555	4.750%, 10/01/12	4,612
1,878	5.200%, 12/23/15	2,072
6,154	5.700%, 04/30/14	6,700
5,000	BNY Mellon N.A., 4.750%, 12/15/14	5,403
3,385	Branch Banking & Trust Co., 4.875%, 01/15/13	3,460
	Canadian Imperial Bank of Commerce, (Canada),
2,330	2.350%, 12/11/15	2,415
3,000	2.600%, 07/02/15 (e)	3,156
1,290	Comerica, Inc., 3.000%, 09/16/15	1,331
	Credit Suisse, (Switzerland),
1,575	2.200%, 01/14/14	1,589
9,420	3.500%, 03/23/15	9,753
13,114	5.500%, 05/01/14	13,936
	Deutsche Bank AG, (Germany),
13,790	3.250%, 01/11/16	14,092
5,460	3.875%, 08/18/14	5,681
2,045	4.875%, 05/20/13	2,109
6,640	Deutsche Bank Financial LLC, 5.375%, 03/02/15	6,846
12,209	DnB Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	12,418
	Fifth Third Bancorp,
4,516	3.625%, 01/25/16	4,759
1,800	6.250%, 05/01/13	1,885
	HSBC Bank plc, (United Kingdom),
2,836	1.625%, 07/07/14 (e)	2,837
1,350	2.000%, 01/19/14 (e)	1,360
4,700	HSBC Bank USA N.A., 4.625%, 04/01/14	4,894
1,650	HSBC Holdings plc, (United Kingdom), 5.250%, 12/12/12	1,683
	KeyBank N.A.,
1,778	5.500%, 09/17/12	1,801
750	5.700%, 08/15/12	757
1,290	5.800%, 07/01/14	1,391
6,953	KeyCorp, 6.500%, 05/14/13	7,301
500	Manufacturers & Traders Trust Co., VAR, 1.968%, 04/01/13	501
2,128	Mellon Funding Corp., 5.000%, 12/01/14	2,258
	National Australia Bank Ltd., (Australia),
1,695	2.250%, 04/11/14 (e)	1,720
5,070	2.500%, 01/08/13 (e)	5,121
1,000	3.000%, 07/27/16 (e)	1,030
7,480	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	7,610
8,246	National City Corp., 4.900%, 01/15/15	8,988
	Nordea Bank AB, (Sweden),
2,500	1.750%, 10/04/13 (e)	2,499
5,650	3.125%, 03/20/17 (e)	5,688
5,765	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	5,774
	PNC Funding Corp.,
1,840	3.625%, 02/08/15	1,959
1,260	4.250%, 09/21/15	1,377
380	5.400%, 06/10/14	413
10,000	Rabobank Nederland N.V., (Netherlands), 3.200%, 03/11/15 (e)	10,321
	Royal Bank of Canada, (Canada),
4,130	2.300%, 07/20/16	4,267
4,970	2.625%, 12/15/15	5,194
5,788	SouthTrust Corp., 5.800%, 06/15/14	6,197
	SunTrust Banks, Inc.,
5,000	3.500%, 01/20/17	5,157
5,956	3.600%, 04/15/16	6,187
3,272	5.250%, 11/05/12	3,331
	Toronto-Dominion Bank (The), (Canada),
3,200	1.500%, 03/13/17 (e)	3,229
6,100	2.200%, 07/29/15 (e)	6,346
	U.S. Bancorp,
3,495	1.650%, 05/15/17	3,488
1,705	2.450%, 07/27/15	1,768
5,938	2.875%, 11/20/14	6,213
3,366	4.200%, 05/15/14	3,589
	U.S. Bank N.A.,
5,020	4.950%, 10/30/14	5,469
6,202	6.300%, 02/04/14	6,730
	Wachovia Bank N.A.,
18,328	4.800%, 11/01/14	19,631
1,500	5.000%, 08/15/15	1,627
3,375	5.600%, 03/15/16	3,728
	Wachovia Corp.,
3,655	4.875%, 02/15/14	3,835
3,000	5.250%, 08/01/14	3,208
3,130	5.500%, 05/01/13	3,263
	Wells Fargo & Co.,
540	2.625%, 12/15/16	550
6,780	3.750%, 10/01/14	7,150

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Banks — Continued
5,770	4.625%, 04/15/14	6,033
560	5.000%, 11/15/14	597
5,185	SUB, 3.676%, 06/15/16	5,497
4,310	Wells Fargo Bank N.A., 4.750%, 02/09/15	4,588
	Westpac Banking Corp., (Australia),
795	3.000%, 08/04/15	828
6,973	3.000%, 12/09/15	7,268
4,790	4.200%, 02/27/15	5,120

		390,546

	Consumer Finance — 1.2%
	American Express Co.,
720	5.500%, 09/12/16	818
6,262	7.250%, 05/20/14	6,938
	American Express Credit Corp.,
833	2.375%, 03/24/17	844
3,385	2.750%, 09/15/15	3,494
5,532	2.800%, 09/19/16	5,699
530	5.125%, 08/25/14	571
2,150	5.300%, 12/02/15	2,407
4,964	5.875%, 05/02/13	5,183
10,305	7.300%, 08/20/13	11,053
	American Honda Finance Corp.,
2,085	1.450%, 02/27/15 (e)	2,097
1,725	1.850%, 09/19/14 (e)	1,751
5,730	2.375%, 03/18/13 (e)	5,806
2,200	3.500%, 03/16/15 (e)	2,324
5,940	4.625%, 04/02/13 (e)	6,140
	Boeing Capital Corp.,
500	2.125%, 08/15/16	522
1,192	5.800%, 01/15/13	1,230
2,000	Capital One Bank USA N.A., 5.125%, 02/15/14	2,104
	Capital One Financial Corp.,
5,125	3.150%, 07/15/16	5,319
1,330	5.500%, 06/01/15	1,451
1,725	6.250%, 11/15/13	1,832
6,452	7.375%, 05/23/14	7,100
1,490	FIA Card Services N.A., 7.125%, 11/15/12	1,523
	HSBC Finance Corp.,
10,100	4.750%, 07/15/13	10,404
15,901	5.000%, 06/30/15	16,970
1,625	5.250%, 04/15/15	1,740
	John Deere Capital Corp.,
1,418	0.875%, 04/17/15	1,420
995	1.600%, 03/03/14	1,011
790	1.850%, 09/15/16	811
2,400	2.250%, 06/07/16	2,503
1,335	2.950%, 03/09/15	1,411
2,450	4.500%, 04/03/13	2,531
325	4.950%, 12/17/12	333
1,860	MBNA Corp., 6.125%, 03/01/13	1,919
	PACCAR Financial Corp.,
2,716	1.550%, 09/29/14	2,760
4,258	1.600%, 03/15/17	4,274
	Toyota Motor Credit Corp.,
5,843	1.250%, 11/17/14	5,890
3,100	2.050%, 01/12/17	3,173
2,737	3.200%, 06/17/15	2,907
993	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	999

		137,262

	Diversified Financial Services — 2.6%
4,500	ABB Treasury Center USA, Inc., 2.500%, 06/15/16 (e)	4,645
3,000	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	3,005
	Bank of America Corp.,
715	3.625%, 03/17/16	708
6,005	4.900%, 05/01/13	6,149
975	5.125%, 11/15/14	1,012
2,345	5.375%, 09/11/12	2,367
1,695	5.625%, 10/14/16	1,781
2,350	6.500%, 08/01/16	2,545
15,480	7.375%, 05/15/14	16,702
	BP Capital Markets plc, (United Kingdom),
2,935	1.846%, 05/05/17	2,937
4,605	2.248%, 11/01/16	4,739
1,780	3.125%, 10/01/15	1,874
4,040	3.200%, 03/11/16	4,272
1,870	3.625%, 05/08/14	1,958
4,375	3.875%, 03/10/15	4,676
3,015	5.250%, 11/07/13	3,197
4,838	Caisse Centrale Desjardins du Quebec, (Canada), 2.550%, 03/24/16 (e)	5,089
	Caterpillar Financial Services Corp.,
2,935	1.125%, 12/15/14	2,948
6,700	1.550%, 12/20/13	6,793
760	2.050%, 08/01/16	783
275	2.650%, 04/01/16	290

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
2,265	4.900%, 08/15/13	2,378
1,700	5.500%, 03/15/16	1,964
3,080	6.125%, 02/17/14	3,351
1,880	6.200%, 09/30/13	2,016
	Citigroup, Inc.,
1,958	3.953%, 06/15/16	1,989
4,000	4.450%, 01/10/17	4,126
5,275	4.750%, 05/19/15	5,496
27,650	6.000%, 12/13/13	29,033
12,000	6.010%, 01/15/15	12,857
11,313	6.375%, 08/12/14	12,133
19,289	6.500%, 08/19/13	20,249
1,813	CME Group, Inc., 5.750%, 02/15/14	1,958
	ERAC USA Finance LLC,
3,710	2.750%, 07/01/13 (e)	3,759
783	2.750%, 03/15/17 (e)	795
2,400	5.600%, 05/01/15 (e)	2,630
	FUEL Trust,
10,086	3.984%, 06/15/16 (e)	10,475
6,080	4.207%, 04/15/16 (e)	6,364
	General Electric Capital Corp.,
3,721	2.300%, 04/27/17	3,707
12,870	3.500%, 06/29/15	13,516
5,000	3.750%, 11/14/14	5,256
2,170	4.375%, 09/21/15	2,358
5,000	4.750%, 09/15/14	5,375
5,541	4.875%, 03/04/15	6,004
13,757	5.450%, 01/15/13	14,164
11,926	5.500%, 06/04/14	12,874
3,225	5.650%, 06/09/14	3,496
18,712	5.900%, 05/13/14	20,288
4,365	NASDAQ OMX Group, Inc. (The), 4.000%, 01/15/15	4,505
	National Rural Utilities Cooperative Finance Corp.,
490	1.900%, 11/01/15	504
885	2.625%, 09/16/12	890

		292,980

	FDIC Guaranteed Securities (~) — 0.0% (g)
2,500	General Electric Capital Corp., 2.625%, 12/28/12	2,534

	Insurance — 1.1%
	ACE INA Holdings, Inc.,
3,000	2.600%, 11/23/15	3,111
5,000	5.600%, 05/15/15	5,603
1,670	5.875%, 06/15/14	1,830
	Aflac, Inc.,
2,745	2.650%, 02/15/17	2,806
1,965	3.450%, 08/15/15	2,077
1,420	Allstate Corp. (The), 5.000%, 08/15/14	1,541
2,343	Aon Corp., 3.500%, 09/30/15	2,449
1,454	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	1,470
	Berkshire Hathaway Finance Corp.,
2,770	5.000%, 08/15/13	2,908
6,615	5.100%, 07/15/14	7,203
5,957	Berkshire Hathaway, Inc., 1.900%, 01/31/17	6,058
4,840	CNA Financial Corp., 5.850%, 12/15/14	5,208
7,061	Jackson National Life Global Funding, 5.375%, 05/08/13 (e)	7,313
	MassMutual Global Funding II,
6,000	2.000%, 04/05/17 (e)	6,069
1,084	2.300%, 09/28/15 (e)	1,118
700	2.875%, 04/21/14 (e)	723
105	3.625%, 07/16/12 (e)	105
	Metropolitan Life Global Funding I,
2,400	2.000%, 01/10/14 (e)	2,432
3,463	2.500%, 01/11/13 (e)	3,499
2,701	2.500%, 09/29/15 (e)	2,783
1,900	3.125%, 01/11/16 (e)	2,003
14,495	5.125%, 04/10/13 (e)	15,013
1,200	5.200%, 09/18/13 (e)	1,262
4,000	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	4,143
	New York Life Global Funding,
620	2.450%, 07/14/16 (e)	642
5,665	3.000%, 05/04/15 (e)	5,951
3,350	4.650%, 05/09/13 (e)	3,464
285	5.250%, 10/16/12 (e)	290
1,000	5.375%, 09/15/13 (e)	1,057
3,240	Pacific Life Global Funding, 5.150%, 04/15/13 (e)	3,349
	Pricoa Global Funding I,
500	4.625%, 06/25/12 (e)	501
1,975	5.400%, 10/18/12 (e)	2,008
5,995	5.450%, 06/11/14 (e)	6,427
	Principal Life Income Funding Trusts,
1,110	5.300%, 12/14/12	1,136

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Insurance — Continued
4,933	5.300%, 04/24/13	5,132
1,000	5.550%, 04/27/15	1,111
2,561	Travelers Cos., Inc. (The), 6.250%, 06/20/16	3,020
1,380	Travelers Property Casualty Corp., 5.000%, 03/15/13	1,426

		124,241

	Real Estate Investment Trusts (REITs) — 0.2%
1,185	CommonWealth REIT, 6.500%, 01/15/13	1,190
2,000	ERP Operating LP, 5.200%, 04/01/13	2,064
	HCP, Inc.,
1,300	2.700%, 02/01/14	1,317
3,852	7.072%, 06/08/15	4,312
	Simon Property Group LP,
673	4.200%, 02/01/15	718
1,850	4.900%, 01/30/14	1,944
825	6.100%, 05/01/16	952
1,125	6.750%, 05/15/14	1,226
3,050	WCI Finance LLC/WEA Finance LLC, 5.700%, 10/01/16 (e)	3,359
4,980	WEA Finance LLC/WT Finance Aust Pty Ltd., 7.500%, 06/02/14 (e)	5,461

		22,543

	Thrifts & Mortgage Finance — 0.2%
2,150	Countrywide Financial Corp., 5.800%, 06/07/12	2,152
1,100	Golden West Financial Corp., 4.750%, 10/01/12	1,114
15,324	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	15,453

		18,719

	Total Financials	1,235,883

	Health Care — 0.3%
	Biotechnology — 0.1%
	Amgen, Inc.,
2,200	2.300%, 06/15/16	2,234
1,065	2.500%, 11/15/16	1,092
2,086	Celgene Corp., 2.450%, 10/15/15	2,133

		5,459

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
1,650	1.800%, 03/15/13	1,666
255	4.000%, 03/01/14	270
1,925	Medtronic, Inc., 3.000%, 03/15/15	2,049

		3,985

	Health Care Providers & Services — 0.1%
1,128	Aetna, Inc., 1.750%, 05/15/17	1,124
	Laboratory Corp. of America Holdings,
1,892	3.125%, 05/15/16	1,980
2,800	5.625%, 12/15/15	3,154
820	Medco Health Solutions, Inc., 2.750%, 09/15/15	846
2,095	UnitedHealth Group, Inc., 5.000%, 08/15/14	2,280
	WellPoint, Inc.,
380	5.000%, 12/15/14	414
1,495	5.250%, 01/15/16	1,675
215	6.000%, 02/15/14	232

		11,705

	Pharmaceuticals — 0.1%
2,635	Abbott Laboratories, 2.700%, 05/27/15	2,782
2,000	GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13	2,082
2,525	Merck & Co., Inc., 4.750%, 03/01/15	2,802
3,295	Watson Pharmaceuticals, Inc., 5.000%, 08/15/14	3,512
2,793	Wyeth, 5.500%, 02/01/14	3,020

		14,198

	Total Health Care	35,347

	Industrials — 0.7%
	Aerospace & Defense — 0.2%
	BAE Systems Holdings, Inc.,
1,817	4.950%, 06/01/14 (e)	1,918
3,510	5.200%, 08/15/15 (e)	3,833
	Boeing Co. (The),
1,000	3.500%, 02/15/15	1,072
3,085	5.000%, 03/15/14	3,325
2,190	5.125%, 02/15/13	2,258
2,460	General Dynamics Corp., 5.250%, 02/01/14	2,646
	Honeywell International, Inc.,
1,115	3.875%, 02/15/14	1,176
1,285	4.250%, 03/01/13	1,322
	Lockheed Martin Corp.,
360	2.125%, 09/15/16	370
1,300	7.650%, 05/01/16	1,577
1,000	Northrop Grumman Corp., 3.700%, 08/01/14	1,054
3,000	United Technologies Corp., 1.200%, 06/01/15	3,031

		23,582

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Commercial Services & Supplies — 0.1%
	Pitney Bowes, Inc.,
685	3.875%, 06/15/13	701
2,375	4.875%, 08/15/14	2,478
	Waste Management, Inc.,
1,100	6.375%, 11/15/12	1,126
1,063	6.375%, 03/11/15	1,209

		5,514

	Construction & Engineering — 0.0% (g)
445	ABB Finance USA, Inc., 1.625%, 05/08/17	444

	Industrial Conglomerates — 0.1%
3,767	General Electric Co., 5.000%, 02/01/13	3,875
5,000	Ingersoll-Rand Global Holding Co. Ltd., (Bermuda), 9.500%, 04/15/14	5,713
3,675	Tyco International Finance S.A., (Luxembourg), 6.000%, 11/15/13	3,932

		13,520

	Machinery — 0.1%
745	Caterpillar, Inc., 7.000%, 12/15/13	815
4,323	Danaher Corp., 1.300%, 06/23/14	4,390
1,475	Deere & Co., 6.950%, 04/25/14	1,649
1,150	PACCAR, Inc., 6.875%, 02/15/14	1,268

		8,122

	Road & Rail — 0.2%
2,000	Burlington Northern Santa Fe LLC, 7.000%, 02/01/14	2,198
	Canadian National Railway Co., (Canada),
4,485	4.400%, 03/15/13	4,620
2,852	4.950%, 01/15/14	3,040
	CSX Corp.,
500	5.300%, 02/15/14	534
2,400	6.250%, 04/01/15	2,745
1,100	Norfolk Southern Corp., 5.750%, 01/15/16	1,272
	Ryder System, Inc.,
1,694	2.500%, 03/01/17	1,707
1,000	3.600%, 03/01/16	1,056
2,145	6.000%, 03/01/13	2,217
	Union Pacific Corp.,
1,588	5.125%, 02/15/14	1,699
4,235	5.450%, 01/31/13	4,365
1,455	7.000%, 02/01/16	1,725

		27,178

	Total Industrials	78,360

	Information Technology — 1.0%
	Communications Equipment — 0.0% (g)
	Cisco Systems, Inc.,
2,500	1.625%, 03/14/14	2,549
1,230	5.500%, 02/22/16	1,428

		3,977

	Computers & Peripherals — 0.4%
	Dell, Inc.,
1,075	2.300%, 09/10/15	1,113
6,353	3.100%, 04/01/16	6,741
3,605	4.700%, 04/15/13	3,729
600	5.625%, 04/15/14	654
	Hewlett-Packard Co.,
4,472	2.125%, 09/13/15	4,468
3,232	2.200%, 12/01/15	3,219
8,565	2.350%, 03/15/15	8,641
1,535	3.000%, 09/15/16	1,570
3,650	4.500%, 03/01/13	3,737
2,500	4.750%, 06/02/14	2,646
7,505	6.125%, 03/01/14	8,065

		44,583

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
2,480	3.375%, 11/01/15	2,590
6,246	6.875%, 07/01/13	6,621

		9,211

	Internet Software & Services — 0.0% (g)
1,360	eBay, Inc., 1.625%, 10/15/15	1,394

	IT Services — 0.2%
300	Affiliated Computer Services, Inc., 5.200%, 06/01/15	324
	International Business Machines Corp.,
1,375	0.875%, 10/31/14	1,380
3,631	1.250%, 02/06/17	3,619
5,860	1.950%, 07/22/16	6,080
3,025	2.100%, 05/06/13	3,070
1,250	6.500%, 10/15/13	1,351
650	7.500%, 06/15/13	697

		16,521

	Office Electronics — 0.1%
	Xerox Corp.,
634	2.950%, 03/15/17	639
3,425	4.250%, 02/15/15	3,636
1,390	6.750%, 02/01/17	1,627

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Office Electronics — Continued
2,505	8.250%, 05/15/14	2,808

		8,710

	Semiconductors & Semiconductor Equipment — 0.1%
2,943	Intel Corp., 1.950%, 10/01/16	3,046
6,197	National Semiconductor Corp., 3.950%, 04/15/15	6,742
4,610	Texas Instruments, Inc., 2.375%, 05/16/16	4,862

		14,650

	Software — 0.1%
1,360	Intuit, Inc., 5.750%, 03/15/17	1,572
3,155	Microsoft Corp., 2.950%, 06/01/14	3,307
4,025	Oracle Corp., 5.250%, 01/15/16	4,643

		9,522

	Total Information Technology	108,568

	Materials — 0.8%
	Chemicals — 0.5%
845	Air Products & Chemicals, Inc., 4.150%, 02/01/13	865
	Dow Chemical Co. (The),
2,135	2.500%, 02/15/16	2,198
5,444	5.900%, 02/15/15	6,097
2,469	7.600%, 05/15/14	2,759
	Ecolab, Inc.,
2,100	2.375%, 12/08/14	2,162
2,320	3.000%, 12/08/16	2,448
	EI du Pont de Nemours & Co.,
2,856	1.950%, 01/15/16	2,960
3,225	3.250%, 01/15/15	3,440
1,708	5.000%, 01/15/13	1,753
2,840	5.250%, 12/15/16	3,363
960	Monsanto Co., 2.750%, 04/15/16	1,020
	Potash Corp. of Saskatchewan, Inc., (Canada),
3,153	3.750%, 09/30/15	3,382
4,275	5.250%, 05/15/14	4,616
	PPG Industries, Inc.,
410	1.900%, 01/15/16	420
5,994	5.750%, 03/15/13	6,226
	Praxair, Inc.,
2,240	2.125%, 06/14/13	2,271
1,920	3.950%, 06/01/13	1,982
830	4.625%, 03/30/15	918
3,390	5.375%, 11/01/16	3,980

		52,860

	Construction Materials — 0.0% (g)
975	CRH America, Inc., 6.000%, 09/30/16	1,073

	Metals & Mining — 0.3%
	BHP Billiton Finance USA Ltd., (Australia),
4,679	1.125%, 11/21/14	4,702
650	1.625%, 02/24/17	654
1,795	1.875%, 11/21/16	1,832
1,900	4.800%, 04/15/13	1,969
950	6.750%, 11/01/13	1,023
4,120	8.500%, 12/01/12	4,280
2,417	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 03/01/17	2,383
	Nucor Corp.,
635	4.875%, 10/01/12	643
650	5.000%, 06/01/13	676
4,850	Rio Tinto Alcan, Inc., (Canada), 5.000%, 06/01/15	5,346
	Rio Tinto Finance USA Ltd., (Australia),
1,160	1.875%, 11/02/15	1,187
897	2.250%, 09/20/16	928
8,900	8.950%, 05/01/14	10,194

		35,817

	Total Materials	89,750

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
1,260	0.875%, 02/13/15	1,256
1,875	4.850%, 02/15/14	2,003
11,875	4.950%, 01/15/13	12,203
16,135	6.700%, 11/15/13	17,573
	BellSouth Corp.,
7,126	5.200%, 09/15/14	7,762
2,270	5.200%, 12/15/16	2,602
4,050	British Telecommunications plc, (United Kingdom), 5.150%, 01/15/13	4,154
	Deutsche Telekom International Finance B.V., (Netherlands),
2,015	2.250%, 03/06/17 (e)	1,995
3,380	4.875%, 07/08/14	3,602
1,000	5.750%, 03/23/16	1,126
550	5.875%, 08/20/13	582
8,745	France Telecom S.A., (France), 4.375%, 07/08/14	9,221
	Telecom Italia Capital S.A., (Luxembourg),
1,700	4.950%, 09/30/14	1,657

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
1,450	6.175%, 06/18/14	1,443
	Telefonica Emisiones S.A.U., (Spain),
500	3.729%, 04/27/15	465
1,121	3.992%, 02/16/16	1,034
1,280	4.949%, 01/15/15	1,236
3,040	5.855%, 02/04/13	3,053
	Verizon Communications, Inc.,
2,340	1.250%, 11/03/14	2,363
3,445	2.000%, 11/01/16	3,531
1,320	5.250%, 04/15/13	1,372
15,000	5.550%, 02/15/16	17,292
3,482	Verizon Global Funding Corp., 4.375%, 06/01/13	3,605

		101,130

	Wireless Telecommunication Services — 0.3%
3,170	Alltel Corp., 7.000%, 03/15/16	3,812
15,094	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	16,206
	Vodafone Group plc, (United Kingdom),
4,340	1.625%, 03/20/17	4,321
4,075	4.150%, 06/10/14	4,331
1,396	5.625%, 02/27/17	1,632

		30,302

	Total Telecommunication Services	131,432

	Utilities — 1.3%
	Electric Utilities — 0.9%
555	AEP Texas North Co., 5.500%, 03/01/13	573
490	Alabama Power Co., 4.850%, 12/15/12	501
2,160	Arizona Public Service Co., 6.250%, 08/01/16	2,551
	CenterPoint Energy Houston Electric LLC,
700	5.700%, 03/15/13	727
610	5.750%, 01/15/14	655
6,325	7.000%, 03/01/14	6,964
415	Commonwealth Edison Co., 1.950%, 09/01/16	426
	Consolidated Edison Co. of New York, Inc.,
2,000	3.850%, 06/15/13	2,065
2,725	5.500%, 09/15/16	3,191
1,645	Duke Energy Carolinas LLC, 5.750%, 11/15/13	1,763
	Duke Energy Corp.,
1,565	3.350%, 04/01/15	1,659
1,520	3.950%, 09/15/14	1,617
5,085	5.650%, 06/15/13	5,336
2,133	6.300%, 02/01/14	2,319
537	Duke Energy Ohio, Inc., 2.100%, 06/15/13	546
1,019	Entergy Corp., 3.625%, 09/15/15	1,042
935	Entergy Louisiana LLC, 1.875%, 12/15/14	955
1,000	Exelon Corp., 4.900%, 06/15/15	1,091
1,539	Exelon Generation Co. LLC, 5.350%, 01/15/14	1,634
2,075	Florida Power Corp., 4.800%, 03/01/13	2,140
4,803	Georgia Power Co., 6.000%, 11/01/13	5,161
817	LG&E and KU Energy LLC, 2.125%, 11/15/15	818
	MidAmerican Energy Co.,
2,800	4.650%, 10/01/14	3,030
225	5.125%, 01/15/13	231
	Midamerican Energy Holdings Co.,
1,025	3.150%, 07/15/12	1,028
1,567	5.875%, 10/01/12	1,593
2,745	Nevada Power Co., 5.875%, 01/15/15	3,070
	NextEra Energy Capital Holdings, Inc.,
1,239	5.350%, 06/15/13	1,294
3,220	7.875%, 12/15/15	3,885
5,935	Nisource Finance Corp., 6.150%, 03/01/13	6,149
1,060	Northern States Power Co., 8.000%, 08/28/12	1,078
	Ohio Power Co.,
3,230	5.750%, 09/01/13	3,418
530	6.000%, 06/01/16	617
1,650	Oncor Electric Delivery Co. LLC, 6.375%, 01/15/15	1,848
3,195	Pacific Gas & Electric Co., 4.800%, 03/01/14	3,409
750	PacifiCorp, 4.950%, 08/15/14	816
2,076	Peco Energy Co., 5.000%, 10/01/14	2,258
550	Potomac Electric Power Co., 4.950%, 11/15/13	581
610	PPL Energy Supply LLC, 6.200%, 05/15/16	693
	Progress Energy, Inc.,
370	5.625%, 01/15/16	422
295	6.050%, 03/15/14	321
	PSEG Power LLC,
1,683	2.500%, 04/15/13	1,707
960	2.750%, 09/15/16	993

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Electric Utilities — Continued
	Public Service Electric & Gas Co.,
1,150	2.700%, 05/01/15	1,212
1,200	5.000%, 08/15/14	1,308
	Sierra Pacific Power Co.,
890	5.450%, 09/01/13	938
2,330	Series M, 6.000%, 05/15/16	2,723
745	Southern California Edison Co., 4.150%, 09/15/14	803
	Southern Co. (The),
560	1.950%, 09/01/16	572
2,952	4.150%, 05/15/14	3,124
	Spectra Energy Capital LLC,
4,155	5.668%, 08/15/14	4,499
1,544	6.250%, 02/15/13	1,594
	Virginia Electric and Power Co.,
1,000	4.750%, 03/01/13	1,030
4,460	5.100%, 11/30/12	4,559

		104,537

	Gas Utilities — 0.3%
	AGL Capital Corp.,
2,310	4.450%, 04/15/13	2,372
1,000	4.950%, 01/15/15	1,088
1,320	6.375%, 07/15/16	1,534
	Atmos Energy Corp.,
6,038	4.950%, 10/15/14	6,547
760	5.125%, 01/15/13	779
	CenterPoint Energy Resources Corp.,
1,000	5.950%, 01/15/14	1,067
425	6.150%, 05/01/16	493
2,270	7.875%, 04/01/13	2,397
2,000	Consolidated Natural Gas Co., 5.000%, 03/01/14	2,130
668	Southern California Gas Co., 5.500%, 03/15/14	721
	TransCanada PipeLines Ltd., (Canada),
400	3.400%, 06/01/15	427
10,025	4.000%, 06/15/13	10,367
249	7.690%, 06/30/16	300

		30,222

	Multi-Utilities — 0.1%
1,515	PG&E Corp., 5.750%, 04/01/14	1,641
	Sempra Energy,
1,210	6.000%, 02/01/13	1,251
1,250	6.500%, 06/01/16	1,487
6,010	8.900%, 11/15/13	6,665
	Wisconsin Electric Power Co.,
1,815	6.000%, 04/01/14	1,988
460	6.250%, 12/01/15	537

		13,569

	Total Utilities	148,328

	Total Corporate Bonds (Cost $2,047,599)	2,082,140

Foreign Government Securities — 0.5%
29,787	Egypt Government AID Bonds, (Egypt), 4.450%, 09/15/15	33,400
247	Province of Manitoba, (Canada), 2.125%, 04/22/13	251
	Province of Ontario, (Canada),
2,515	0.950%, 05/26/15	2,520
1,370	2.300%, 05/10/16	1,430
8,655	2.700%, 06/16/15	9,114
6,530	2.950%, 02/05/15	6,896
1,250	4.100%, 06/16/14	1,335
3,420	United Mexican States, (Mexico), 6.375%, 01/16/13	3,523

	Total Foreign Government Securities (Cost $57,243)	58,469

Mortgage Pass-Through Securities — 8.3%
	Federal Home Loan Mortgage Corp.,
91	ARM, 2.175%, 01/01/27	96
2,513	ARM, 2.177%, 12/01/36	2,648
620	ARM, 2.288%, 06/01/36	653
4,467	ARM, 2.328%, 10/01/36	4,757
2,191	ARM, 2.331%, 03/01/37	2,340
125	ARM, 2.353%, 12/01/27	133
1,862	ARM, 2.480%, 08/01/36	1,957
1,633	ARM, 2.499%, 11/01/36	1,741
1,205	ARM, 2.510%, 12/01/36	1,284
1,746	ARM, 2.556%, 08/01/36	1,866
482	ARM, 2.582%, 07/01/36	509
2,666	ARM, 2.662%, 01/01/37	2,811
1,242	ARM, 2.673%, 03/01/37	1,337
1,713	ARM, 2.675%, 03/01/35 - 04/01/37	1,840
5	ARM, 2.768%, 12/01/17	5
5,883	ARM, 2.855%, 03/01/35	6,253
281	ARM, 2.907%, 04/01/37	302
4,552	ARM, 2.931%, 10/01/35	4,829
3,749	ARM, 3.159%, 03/01/36	4,003

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
1,457	ARM, 3.259%, 03/01/37	1,555
1,295	ARM, 3.266%, 02/01/37	1,383
7,808	ARM, 3.364%, 03/01/36	8,415
2,823	ARM, 3.477%, 05/01/37	2,998
2,779	ARM, 3.500%, 01/01/38	2,976
3,339	ARM, 3.838%, 04/01/38	3,562
572	ARM, 4.139%, 08/01/37	607
994	ARM, 5.283%, 10/01/37	1,067
10,595	ARM, 5.586%, 06/01/37	11,149
5,277	ARM, 5.689%, 06/01/37	5,514
2,014	ARM, 5.792%, 08/01/37	2,158
5	ARM, 6.070%, 01/01/27	5
450	ARM, 6.145%, 08/01/36	488
760	ARM, 6.393%, 02/01/37	826
1,241	ARM, 6.415%, 11/01/37	1,346
1,476	ARM, 6.436%, 12/01/36	1,600
562	ARM, 7.021%, 08/01/37	585
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
4,193	4.000%, 07/01/18 - 07/01/19	4,457
1,660	4.500%, 04/01/16 - 10/01/18	1,778
23,811	5.000%, 03/01/18 - 01/01/21	25,677
51,307	5.500%, 11/01/12 - 01/01/24	55,501
19,357	6.000%, 08/01/16 - 12/01/23	20,762
20,527	6.500%, 07/01/14 - 08/01/21	21,996
10,096	7.000%, 03/01/15 - 03/01/17	10,801
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
2,533	6.000%, 01/01/19 - 10/01/24	2,788
7,993	6.500%, 08/01/18 - 03/01/26	8,978
22	7.000%, 03/01/14	23
173	7.500%, 10/01/16 - 07/01/18	188
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
41,557	5.500%, 03/01/34 - 07/01/37	45,760
967	6.000%, 09/01/17 - 07/01/32	1,062
1,700	7.000%, 08/01/38	1,979
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
16,641	7.500%, 12/01/36	19,421
6,051	10.000%, 10/01/30	7,203
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
46	8.000%, 04/01/17 - 05/01/19	50
9	8.250%, 08/01/17	9
	Federal National Mortgage Association,
47	ARM, 1.888%, 03/01/19	48
1,457	ARM, 1.989%, 04/01/37	1,535
3,355	ARM, 2.180%, 01/01/37	3,531
124	ARM, 2.213%, 04/01/36	130
2,141	ARM, 2.214%, 02/01/37	2,247
307	ARM, 2.235%, 01/01/35	325
1,979	ARM, 2.271%, 08/01/36	2,091
22	ARM, 2.287%, 06/01/27	24
673	ARM, 2.323%, 10/01/36	709
20	ARM, 2.325%, 05/01/25	21
1	ARM, 2.345%, 10/01/27	1
1,042	ARM, 2.349%, 12/01/35	1,110
1,633	ARM, 2.383%, 09/01/34	1,736
834	ARM, 2.405%, 10/01/36	888
622	ARM, 2.453%, 05/01/36	662
4,029	ARM, 2.458%, 12/01/36	4,310
227	ARM, 2.470%, 12/01/36	242
26	ARM, 2.505%, 01/01/19	27
469	ARM, 2.536%, 08/01/36	500
29	ARM, 2.550%, 07/01/27	30
1,814	ARM, 2.592%, 08/01/36	1,939
500	ARM, 2.595%, 01/01/37	533
514	ARM, 2.638%, 12/01/36	549
1,819	ARM, 2.645%, 08/01/36	1,939
10	ARM, 2.723%, 10/01/25	11
5	ARM, 2.750%, 08/01/19	6
3,491	ARM, 2.798%, 03/01/37	3,747
973	ARM, 2.828%, 04/01/37	1,043
883	ARM, 2.887%, 07/01/36	945
610	ARM, 2.899%, 12/01/36	655
4,318	ARM, 3.145%, 03/01/36	4,600
2,147	ARM, 3.148%, 11/01/37	2,293
24	ARM, 3.250%, 11/01/16	24
4,844	ARM, 3.267%, 10/01/35	5,153
7,751	ARM, 3.279%, 03/01/36	8,258
6,531	ARM, 3.283%, 03/01/36	6,961
9	ARM, 3.917%, 08/01/17	9
3,214	ARM, 5.209%, 11/01/37	3,410
482	ARM, 5.229%, 07/01/37	504
2,592	ARM, 5.585%, 07/01/37	2,769
120	ARM, 5.603%, 06/01/36	129
6,682	ARM, 5.611%, 01/01/23	7,298
70	ARM, 5.687%, 08/01/37	75
1,884	ARM, 5.707%, 12/01/37	2,033

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — Continued
751	ARM, 5.780%, 03/01/47	811
2,299	ARM, 5.815%, 11/01/37	2,467
60	ARM, 5.835%, 07/01/37	63
60	ARM, 5.959%, 08/01/36	64
1,270	ARM, 6.042%, 04/01/38	1,367
3,349	ARM, 6.187%, 08/01/37	3,588
	Federal National Mortgage Association, 15 Year, Single Family,
4,941	4.000%, 07/01/18 - 01/01/19	5,315
7,934	4.500%, 05/01/18 - 05/01/19	8,537
11,799	5.000%, 12/01/13 - 07/01/20	12,780
71,430	5.500%, 01/01/18 - 01/01/25	77,817
54,728	6.000%, 06/01/13 - 07/01/24	59,617
32,204	6.500%, 09/01/13 - 03/01/23	34,760
7,011	7.000%, 03/01/15 - 01/01/18	7,473
33	7.500%, 05/01/15	35
377	8.000%, 11/01/15 - 10/01/16	406
	Federal National Mortgage Association, 20 Year, Single Family,
3,102	5.500%, 05/01/27	3,389
3,664	6.000%, 03/01/18 - 04/01/24	4,053
5,429	6.500%, 01/01/14 - 03/01/25	6,112
1,596	7.000%, 08/01/20 - 08/01/21	1,799
14	7.500%, 11/01/13 - 06/01/16	15
40	8.000%, 07/01/14 - 11/01/15	43
	Federal National Mortgage Association, 30 Year, FHA/VA,
254	5.500%, 08/01/34	280
46	6.000%, 07/01/17	50
16	8.500%, 03/01/27	16
	Federal National Mortgage Association, 30 Year, Single Family,
91,169	5.500%, 12/01/32 - 09/01/38	100,339
55,152	6.000%, 04/01/35 - 01/01/38	62,122
49,847	6.500%, 03/01/26 - 10/01/38	56,276
17,579	7.000%, 04/01/37 - 08/01/37	20,416
148	8.000%, 12/01/30	178
12	8.500%, 09/01/21	14
149	9.000%, 02/01/31	190
29	9.500%, 07/01/28	34
12	10.000%, 02/01/24	12
	Federal National Mortgage Association, Other,
837	4.000%, 07/01/13 - 07/01/17	889
1,043	4.500%, 11/01/13 - 12/01/19	1,099
960	5.000%, 01/01/14 - 05/01/14	985
2,136	5.500%, 06/01/16 - 09/01/17	2,324
1,324	6.000%, 09/01/17	1,413
	Government National Mortgage Association II,
217	ARM, 1.625%, 07/20/21 - 01/20/28	225
92	ARM, 2.000%, 08/20/16 - 09/20/22	95
6	ARM, 2.375%, 05/20/17	6
17	ARM, 2.500%, 12/20/17 - 05/20/21	18
50	ARM, 3.000%, 01/20/16 - 05/20/20	53
9	ARM, 3.500%, 10/20/17 - 12/20/17	9
21	ARM, 4.000%, 11/20/15 - 08/20/18	21
	Government National Mortgage Association II, 30 Year, Single Family,
15,769	6.000%, 09/20/38	17,716
23,985	7.000%, 08/20/38 - 09/20/38	28,267
21	7.500%, 09/20/28	26
47	8.000%, 09/20/26 - 12/20/27	59
60	8.500%, 03/20/25 - 04/20/25	74
	Government National Mortgage Association, 15 Year, Single Family,
6	6.000%, 04/15/14	7
4,858	6.500%, 10/15/23	5,397
	Government National Mortgage Association, 30 Year, Single Family,
8,511	6.500%, 09/15/38	9,853
17	8.500%, 04/15/25	19
10	9.000%, 09/15/24 - 10/15/26	13
386	9.500%, 07/15/20 - 12/15/25	431
17	12.000%, 11/15/19	18

	Total Mortgage Pass-Through Securities (Cost $910,150)	928,536

Supranational — 0.0% (g)
881	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $887)	917

U.S. Government Agency Securities — 20.8%
	Federal Farm Credit Banks Funding Corp.,
26,150	1.875%, 12/07/12	26,380
4,000	2.200%, 04/08/13	4,067
36,025	2.350%, 09/23/13	36,983
25,000	2.500%, 03/26/13	25,465
10,000	2.600%, 03/04/13	10,180
8,000	2.625%, 04/17/14	8,328
2,769	2.700%, 08/19/13	2,847

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — Continued
1,580	3.000%, 02/12/14	1,651
5,000	3.000%, 09/22/14	5,289
16,493	3.875%, 01/10/13	16,855
2,000	5.100%, 09/18/12	2,029
1,400	5.250%, 08/21/13	1,485
5,000	5.450%, 12/11/13	5,387
	Federal Home Loan Bank,
4,800	1.375%, 06/08/12	4,801
34,125	1.625%, 06/14/13	34,612
30,785	1.750%, 12/14/12	31,035
85,000	1.875%, 06/21/13	86,467
10,000	2.000%, 09/14/12	10,053
25,865	2.375%, 03/14/14	26,804
15,085	2.500%, 06/13/14	15,736
74,350	2.625%, 09/13/13	76,587
16,705	2.750%, 12/12/14	17,591
36,830	2.750%, 03/13/15	39,097
18,800	3.000%, 06/24/13	19,349
10,000	3.050%, 06/28/13	10,284
2,980	3.125%, 03/08/13	3,046
153,715	3.125%, 12/13/13	160,343
21,685	3.125%, 03/11/16	23,465
16,230	3.500%, 03/08/13	16,639
18,825	3.875%, 03/08/13	19,353
15,895	4.250%, 06/14/13	16,553
10,000	4.500%, 09/14/12	10,122
5,000	4.875%, 12/14/12	5,124
10,000	4.875%, 11/27/13	10,681
44,470	4.875%, 12/13/13	47,577
24,980	5.000%, 03/14/14	27,007
20,025	5.250%, 09/13/13	21,292
17,575	5.375%, 06/14/13	18,508
29,755	5.375%, 06/13/14	32,757
6,670	7.000%, 08/15/14	7,625
	Federal Home Loan Mortgage Corp.,
57,900	0.500%, 10/15/13	58,064
30,000	0.750%, 12/28/12	30,094
30,000	1.000%, 07/30/14	30,388
50,100	1.000%, 08/20/14	50,705
50,000	1.000%, 08/27/14	50,705
25,100	1.350%, 04/29/14	25,577
10,000	1.750%, 09/10/15	10,365
65,200	2.000%, 08/25/16	68,376
10,000	2.125%, 09/21/12	10,060
45,000	2.500%, 05/27/16	48,056
11,038	4.000%, 06/12/13	11,464
25,000	4.125%, 12/21/12	25,541
15,000	4.500%, 01/15/13	15,399
25,000	4.500%, 01/15/14	26,756
15,960	4.500%, 04/02/14	17,149
75,196	5.000%, 01/30/14	81,022
65,505	5.000%, 07/15/14	71,882
20,000	5.250%, 04/18/16	23,468
	Federal National Mortgage Association,
5,700	Zero Coupon, 07/05/14	5,600
30,000	0.375%, 03/16/15	29,883
25,000	0.500%, 08/09/13	25,069
28,000	0.500%, 05/27/15	27,952
7,100	1.125%, 10/08/13	7,180
60,000	1.125%, 04/27/17	60,391
20,000	1.250%, 09/28/16	20,309
5,000	1.250%, 01/30/17	5,079
36,200	1.375%, 11/15/16	36,940
35,000	1.750%, 02/22/13	35,370
22,000	2.250%, 03/15/16	23,242
5,000	2.500%, 05/15/14	5,209
25,000	3.625%, 02/12/13	25,584
3,245	4.000%, 03/27/13	3,345
11,310	4.000%, 04/15/13	11,679
6,135	4.050%, 04/18/13	6,340
5,000	4.125%, 04/29/13	5,176
7,892	4.125%, 07/11/13	8,228
25,000	4.375%, 09/15/12	25,305
17,000	4.375%, 03/15/13	17,552
107,600	4.375%, 07/17/13	112,529
40,000	4.625%, 10/15/13	42,380
75,750	4.750%, 11/19/12	77,363
87,497	4.750%, 02/21/13	90,310
10,000	5.000%, 04/15/15	11,270
3,315	5.000%, 03/15/16	3,799
6,000	6.260%, 11/26/12	6,174
11,200	Federal National Mortgage Association Principal Strips, Zero Coupon, 07/15/16	10,717

	Total U.S. Government Agency Securities (Cost $2,301,545)	2,334,500

U.S. Treasury Obligations — 30.3%
	U.S. Treasury Notes,
10,000	0.250%, 11/30/13	9,999
5,000	0.250%, 02/28/14	4,999
30,000	0.250%, 03/31/14	29,991

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — Continued
45,000	0.250%, 09/15/14	44,947
20,000	0.375%, 08/31/12	20,013
40,000	0.375%, 10/31/12	40,041
30,000	0.375%, 06/30/13	30,050
65,000	0.375%, 07/31/13	65,109
10,000	0.375%, 11/15/14	10,014
10,000	0.500%, 11/30/12	10,017
10,000	0.500%, 05/31/13	10,030
35,000	0.500%, 11/15/13	35,126
75,000	0.500%, 08/15/14	75,334
25,000	0.500%, 10/15/14	25,113
35,000	0.625%, 12/31/12	35,094
30,000	0.625%, 01/31/13	30,089
5,000	0.625%, 02/28/13	5,016
15,000	0.625%, 04/30/13	15,057
40,000	0.625%, 07/15/14	40,278
10,000	0.625%, 05/31/17	9,978
25,000	0.750%, 03/31/13	25,116
20,000	0.750%, 08/15/13	20,124
76,000	0.750%, 09/15/13	76,496
65,000	0.875%, 11/30/16	65,807
85,000	0.875%, 12/31/16	85,990
60,000	0.875%, 01/31/17	60,689
45,000	0.875%, 04/30/17	45,478
35,000	1.000%, 07/15/13	35,302
120,000	1.000%, 05/15/14	121,673
100,000	1.000%, 08/31/16 (m)	101,805
75,000	1.000%, 09/30/16	76,336
105,000	1.000%, 10/31/16	106,870
46,000	1.125%, 12/15/12	46,239
170,600	1.125%, 06/15/13 (m)	172,206
170,000	1.250%, 02/15/14 (m)	172,816
15,000	1.250%, 04/15/14	15,271
20,000	1.250%, 08/31/15	20,544
20,000	1.250%, 09/30/15	20,542
136,565	1.375%, 09/15/12	137,061
85,000	1.375%, 10/15/12 (m)	85,392
104,680	1.375%, 11/15/12	105,261
15,000	1.375%, 01/15/13	15,113
30,000	1.375%, 02/15/13	30,251
72,000	1.375%, 03/15/13	72,672
30,000	1.375%, 05/15/13	30,330
40,000	1.500%, 06/30/16	41,531
96,620	1.500%, 07/31/16 (m)	100,357
33,210	1.750%, 08/15/12	33,322
25,000	1.750%, 01/31/14	25,615
35,000	1.750%, 07/31/15	36,477
100,000	1.750%, 05/31/16 (m)	104,813
75,000	1.875%, 02/28/14	77,089
30,750	1.875%, 04/30/14	31,682
20,000	1.875%, 06/30/15	20,905
40,000	2.000%, 04/30/16	42,278
25,000	2.125%, 12/31/15	26,473
75,000	2.125%, 02/29/16	79,529
30,250	2.250%, 01/31/15	31,772
40,000	2.375%, 10/31/14	41,972
50,000	2.375%, 03/31/16	53,516
101,000	2.500%, 03/31/15	107,052
15,000	2.500%, 04/30/15	15,921
5,000	2.750%, 11/30/16	5,472
4,300	3.125%, 09/30/13	4,464
37,000	3.125%, 04/30/17	41,350
35,000	3.250%, 12/31/16	39,123
50,000	4.000%, 02/15/15	54,891
10,000	4.250%, 09/30/12	10,136
48,000	4.250%, 08/15/15	53,858
25,000	4.500%, 02/15/16	28,672

	Total U.S. Treasury Obligations (Cost $3,364,773)	3,399,949

SHARES
Short-Term Investment — 0.7%
	Investment Company — 0.7%
83,197	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $83,197)	83,197

	Total Investments — 100.5% (Cost $11,132,980)	11,275,682
	Liabilities in Excess of Other Assets — (0.5)%	(52,411)

	NET ASSETS — 100.0%	$11,223,271

Percentages indicated are based on net assets.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2012.
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2012. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2012.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $15,176,000 which amounts to 0.1% of total investments.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(~)	—	Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$165,972
Aggregate gross unrealized depreciation	(23,270)

Net unrealized appreciation/depreciation	$142,702

Federal income tax cost of investments	$11,132,980

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

A. SECURITY VALUATIONS — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors or (the “Board”) third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. The Fund’s Administrator (“JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, the Fund’s Investment Advisor (“JPMIM”), Legal and Compliance, Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing and at least a quarterly basis with the VC and Board, as applicable. The appropriateness of fair values are assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at May 31, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$800,213	$35,590	$835,803
Collateralized Mortgage Obligations
Agency CMO	—	781,634	54,098	835,732
Non-Agency CMO	—	266,225	32,698	298,923

Total Collateralized Mortgage Obligations	—	1,047,859	86,796	1,134,655

Commercial Mortgage-Backed Securities	—	380,940	36,576	417,516
Corporate Bonds
Consumer Discretionary	—	103,406	—	103,406
Consumer Staples	—	85,662	—	85,662
Energy	—	65,404	—	65,404
Financials	—	1,235,883	—	1,235,883
Health Care	—	35,347	—	35,347
Industrials	—	78,360	—	78,360
Information Technology	—	108,568	—	108,568
Materials	—	89,750	—	89,750
Telecommunication Services	—	131,432	—	131,432
Utilities	—	148,328	—	148,328

Total Corporate Bonds	—	2,082,140	—	2,082,140

Foreign Government Securities	—	58,469	—	58,469
Mortgage Pass-Through Securities	—	928,536	—	928,536
Supranational	—	917	—	917
U.S. Government Agency Securities	—	2,334,500	—	2,334,500
U.S. Treasury Obligations	—	3,399,949	—	3,399,949
Short-Term Investment
Investment Company	83,197	—	—	83,197

Total Investments in Securities	$83,197	$11,033,523	$158,962	$11,275,682

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Short Duration Bond Fund	Balance as of 2/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/12
Investments in Securities
Asset-Backed Securities	$—	$—	$12	$1	$16,000	$(2,435)	$22,012	$—	$35,590
Collateralized Mortgage Obligations
Agency CMO		—	(81)	1	465	(1,960)	55,673	—	54,098
Non Agency CMO	—	—	99	(1)	—	(3,390)	35,990	—	32,698
Commercial Mortgage-Backed Securities	—	—	(87)	(1)	17,952	(4,715)	23,427	—	36,576

Total	$—	$—	$(57)	$—	$34,417	$(12,500)	$137,102	$—	$158,962

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, or out of Level 3, are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or an increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(57,000).

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Collateralized Mortgage Obligation — 0.1%
	Agency CMO — 0.1%
848	Federal National Mortgage Association REMICS, Series 2002-36, Class FS, VAR, 0.739%, 06/25/32 (Cost $849)	854

Municipal Bonds — 97.8%
	Alabama — 0.7%
	Other Revenue — 0.4%
1,000	Auburn University, General Fee, Series A, Rev., 5.000%, 06/01/15	1,129
3,480	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co., Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	3,507

		4,636

	Prerefunded — 0.3%
3,000	Birmingham Water Works and Sewer Board, Series A, Rev., NATL-RE FGIC, 5.000%, 01/01/14 (p)	3,251

	Total Alabama	7,887

	Alaska — 0.9%
	General Obligation — 0.9%
8,230	State of Alaska, Series A, GO, 5.000%, 08/01/17	9,980

	Arizona — 1.3%
	Certificate of Participation/Lease — 0.3%
3,625	Salt River Project Agricultural Improvement & Power District, COP, NATL-RE, 5.000%, 12/01/18	3,830

	General Obligation — 0.6%
3,755	Maricopa County, Unified School District No.11-Peoria, 5.000%, 07/01/18 (w)	4,475
1,950	University of Arizona, Board of Regents, 5.000%, 06/01/16 (w)	2,241

		6,716

	Hospital — 0.4%
5,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 1.180%, 02/02/15	4,710

	Total Arizona	15,256

	California — 3.7%
	General Obligation — 1.1%
8,580	San Francisco Unified School District, GO, 5.000%, 06/15/18	10,450
1,510	San Rafael City High School District, GO, 4.000%, 08/01/16	1,712

		12,162

	Other Revenue — 2.0%
2,500	Alameda County Joint Powers Authority, Rev., 4.000%, 12/01/14 (w)	2,705
1,160	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.000%, 10/01/16	1,350
3,000	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust, Series A-1, Rev., VAR, 0.680%, 04/01/14	3,009
	California State Public Works Board, Various Capital Projects,
2,000	Series A, Rev., 4.000%, 04/01/14	2,112
8,815	Series A, Rev., 5.000%, 04/01/15	9,742
1,500	California Statewide Communities Development Authority, Kaiser Permanente, Series B, Rev., VAR, 1.130%, 05/01/17	1,502
2,500	Los Angeles Municipal Improvement Corp., Series A, Rev., 5.000%, 03/01/15 (w)	2,757

		23,177

	Prerefunded — 0.6%
5,250	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-4, Rev., 7.800%, 06/01/13 (p)	5,639
1,635	State of California, Economic Recovery, Series A, GO, NATL-RE, 5.250%, 07/01/13 (p)	1,724

		7,363

	Total California	42,702

	Colorado — 1.5%
	Housing — 0.0% (g)
10	El Paso County, Single Family Mortgage, Series A, Rev., 6.200%, 11/01/24	10

	Other Revenue — 0.1%
1,250	Colorado Educational & Cultural Facilities Authority, University of Denver Project, Rev., 4.000%, 03/01/15 (w)	1,352

	Prerefunded — 0.4%
2,165	Douglas County School District No Re-1 Douglas & Elbert Counties, GO, NATL-RE, FGIC, 5.750%, 12/15/14 (p)	2,451

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Prerefunded — Continued
2,295	El Paso County School District No. 20 Academy, GO, NATL-RE, FGIC, 5.250%, 12/15/12 (p)	2,357

		4,808

	Transportation — 1.0%
10,000	Colorado Department of Transportation, Series B, Rev., NATL-RE, 5.500%, 06/15/14	11,031

	Total Colorado	17,201

	Connecticut — 2.0%
	Education — 0.2%
2,140	Connecticut State Higher Education Supplement Loan Authority, Family Education Loan Program, Series A, Rev., NATL-RE, 4.375%, 11/15/13	2,217

	General Obligation — 0.7%
5,000	State of Connecticut, Series E, GO, AGM, 5.500%, 11/15/12	5,121
	Town of Glastonbury,
1,320	GO, 5.000%, 05/15/13	1,381
1,000	GO, 5.000%, 05/15/14	1,091

		7,593

	Other Revenue — 1.1%
1,100	Connecticut Development Authority, Polution Control, The Connecticut Light & Power Company Project, Series B, Rev., VAR, 1.250%, 09/03/13	1,106
	State of Connecticut, Transportation Infrastructure, Special Tax,
4,265	Series A, Rev., 5.000%, 12/01/17	5,171
5,750	Series B, Rev., 5.000%, 12/01/17	6,972

		13,249

	Total Connecticut	23,059

	Delaware — 2.8%
	General Obligation — 2.1%
	State of Delaware,
6,000	Series 2009C, GO, 5.000%, 10/01/16	7,125
14,090	Series A, GO, 5.000%, 07/01/17	17,048

		24,173

	Transportation — 0.7%
7,500	Delaware Transportation Authority, Motor Fuel Tax Revenue, Series B, Rev., AMBAC, 5.250%, 07/01/12	7,532

	Total Delaware	31,705

	District of Columbia — 0.2%
	Water & Sewer — 0.2%
1,725	District of Columbia Water & Sewer Authority, Sub Lien, Series A, Rev., AGC, 5.000%, 10/01/13	1,833

	Florida — 2.9%
	Other Revenue — 1.3%
2,000	Broward County, Main Court House Project, Series A, Rev., 5.000%, 10/01/15	2,259
5,000	Citizens Property Insurance Corp., Senior Secured, High-Risk Account, Series A-1, Rev., 5.000%, 06/01/12	5,001
550	City of Jacksonville, Series B, Rev., 5.000%, 10/01/17	640
3,500	Escambia County, Florida Solid Waste Disposal, Gulf Power Company Project, Rev., VAR, 1.350%, 06/02/15	3,519
3,000	Tampa Sports Authority, Sales Tax, Rev., AGM, 5.000%, 01/01/16	3,290

		14,709

	Water & Sewer — 1.6%
	Miami-Dade County, Water & Sewer Systems,
1,645	Series B, Rev., AGM, 5.000%, 10/01/13	1,742
5,000	Series B, Rev., AGM, 5.000%, 10/01/14	5,492
	Tampa Bay Water Utility System, Water Supply Authority,
5,000	Rev., NATL-RE, FGIC, 5.000%, 10/01/13	5,308
5,000	Rev., NATL-RE, FGIC, 5.250%, 10/01/15	5,746

		18,288

	Total Florida	32,997

	Georgia — 4.7%
	General Obligation — 3.5%
5,305	Atlanta Independent School System, Series B, GO, 5.000%, 03/01/15	5,855
5,365	DeKalb County, Special Transportation Parks & Greenspace, GO, 5.000%, 12/01/15	5,991
3,100	Henry County School District, GO, NATL-RE, FGIC, 5.000%, 08/01/14 (p)	3,401
	State of Georgia,
5,000	Series G, GO, 4.000%, 11/01/12	5,080
7,415	Series G, GO, 5.000%, 10/01/12	7,534
10,000	Series I, GO, 5.000%, 07/01/18	12,332

		40,193

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — 0.6%
3,000	Burke County Development Authority, Georgia Power Company Plant Vogtle Project, Rev., VAR, 1.400%, 04/01/15	3,023
	Camden County Public Service Authority, St. Mary’s Project,
1,230	Rev., 5.000%, 12/01/15	1,413
1,685	Rev., 5.000%, 12/01/16	1,995

		6,431

	Special Tax — 0.6%
6,870	Georgia State Road & Tollway Authority, Rev., 5.250%, 10/01/12	6,986

	Total Georgia	53,610

	Hawaii — 2.6%
	General Obligation — 2.3%
5,000	City & County of Honolulu, Series A, GO, NATL-RE, 5.000%, 07/01/13	5,258
	State of Hawaii,
2,205	Series D, GO, 5.000%, 06/01/16 (p)	2,598
10,160	Series DY, GO, 5.000%, 02/01/20	12,640
5,000	Series EA, GO, 5.000%, 12/01/16	5,941

		26,437

	Prerefunded — 0.3%
2,750	State of Hawaii, Series CZ, GO, AGM, 5.000%, 07/01/12 (p)	2,761

	Total Hawaii	29,198

	Illinois — 4.1%
	Education — 0.4%
5,000	Illinois Finance Authority, Educational Facilities, University of Chicago, Series B-1, Rev., VAR, 1.125%, 02/14/13	5,027

	General Obligation — 0.5%
2,350	Chicago Park District, Series D, GO, 5.000%, 01/01/15	2,609
	Du Page Cook & Will Counties Community College District No. 502,
1,530	Series B, GO, 4.000%, 01/01/15	1,663
1,585	Series B, GO, 4.000%, 01/01/16	1,769

		6,041

	Hospital — 0.1%
1,010	Illinois Finance Authority, Advocate Health Care, Sub Series C3B, Rev., VAR, 4.375%, 07/01/14	1,076

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
1,350	City of Chicago, Pilsen Redevelopment, Tax Allocation, Series A, Rev., AMBAC, 4.350%, 06/01/13	1,348

	Other Revenue — 0.2%
1,790	Illinois Educational Facilities Authority, Medical Term-Field Museum, Rev., VAR, 4.450%, 11/01/14	1,910

	Prerefunded — 2.5%
2,295	Chicago Metropolitan Water Reclamation District-Greater Chicago, Capital Improvement, GO, 5.500%, 12/01/12 (p)	2,352
6,775	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/14 (p)	7,274
14,425	Illinois State Toll Highway Authority, Senior Priority, Series A-2, Rev., AGM, 5.000%, 07/01/16 (p)	17,013
2,000	Will & Kendall Counties Community Consolidated School District 202, School Building, Series A, GO, FGIC, 5.000%, 07/01/13 (p)	2,103

		28,742

	Transportation — 0.3%
2,845	Chicago Transit Authority, Capital Grant, Federal Transit Administration, Section 5309, Rev., AGC, 5.000%, 06/01/14	3,060

	Total Illinois	47,204

	Indiana — 3.5%
	Education — 0.2%
2,375	Indiana University, Student Fee, Series T-1, Rev., 5.000%, 08/01/14	2,610

	General Obligation — 0.1%
1,000	Indianapolis-Marion County Public Library, GO, 5.000%, 01/01/16	1,145

	Other Revenue — 1.3%
1,000	Franklin Township-Marion County Multiple School Building Corp., First Mortgage, Rev., 5.000%, 07/10/14	1,085
1,900	Indiana Finance Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	2,201
5,000	Indiana Finance Authority, State Revolving Fund Program, Series A, Rev., 4.000%, 02/01/15	5,458

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Revenue — Continued
	Indianapolis Local Public Improvement Bond Bank,
2,100	Series D, Rev., 5.000%, 06/01/14	2,274
3,320	Series D, Rev., 5.000%, 06/01/17	3,881

		14,899

	Prerefunded — 1.9%
4,775	Carmel School Building Corp., First Mortgage, Rev., NATL-RE, 5.000%, 07/15/13 (p)	5,029
3,855	Franklin Community Multi-School Building Corp., First Mortgage, Rev., FGIC, 5.000%, 07/15/14 (p)	4,229
2,100	Indiana Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	2,305
9,000	Indiana Transportation Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	9,880

		21,443

	Total Indiana	40,097

	Iowa — 0.4%
	General Obligation — 0.2%
2,320	City of West Des Moines, Series B, GO, 5.000%, 06/01/16	2,716

	Other Revenue — 0.2%
2,000	Iowa Higher Education Loan Authority, Private College Facility, Rev., 4.000%, 12/01/13	2,112

	Total Iowa	4,828

	Kansas — 0.4%
	General Obligation — 0.2%
2,400	City of Olathe, Series 211, GO, 5.000%, 10/01/12	2,439

	Other Revenue — 0.2%
	City of Wichita, Hospital Facilities, Refunding and Improvement,
450	Series IV-A, Rev., 4.000%, 11/15/13	470
200	Series IV-A, Rev., 4.000%, 11/15/14	215
1,000	Kansas Development Finance Authority, Kansas State Projects, Series E-1, Rev., 5.000%, 11/01/14	1,104

		1,789

	Total Kansas	4,228

	Kentucky — 1.2%
	Other Revenue — 0.7%
1,000	Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving Fund, Series A, Rev., 4.000%, 02/01/17	1,143
3,820	Kentucky State Property & Buildings Commission, Project 95, Series A, Rev., 5.000%, 08/01/13	4,021
2,500	Kentucky Turnpike Authority, Revitalization Projects, Series A, Rev., 5.000%, 07/01/16	2,929

		8,093

	Prerefunded — 0.5%
5,310	Kentucky State Property & Buildings Commission, Project 85, Rev., AGM, 5.000%, 08/01/15 (p)	6,066

	Total Kentucky	14,159

	Louisiana — 2.3%
	Certificate of Participation/Lease — 0.4%
5,000	City of Baton Rouge/Parish of East Baton Rouge, Public Improvement, Series ST, Rev., COP, NATL-RE, 5.000%, 02/01/13 (p)	5,209

	General Obligation — 0.4%
3,760	State of Louisiana, Series B, 5.000%, 05/15/14	4,097

	Other Revenue — 1.2%
7,605	State of Louisiana, Gas & Fuel Tax Revenue, Second Lien, Series A, Rev., VAR, 0.930%, 06/01/13	7,613
5,085	State of Louisiana, Office Facilities Corp., Capitol Complex Program, Rev., 5.000%, 11/01/17	6,013

		13,626

	Prerefunded — 0.3%
3,010	City of Baton Rouge/Parish of East Baton Rouge, Public Improvement, Series ST, Rev., AMBAC, 5.125%, 02/01/14 (p)	3,278

	Total Louisiana	26,210

	Maine — 1.1%
	General Obligation — 0.9%
	State of Maine,
6,000	Series B, GO, 5.000%, 06/01/18	7,357
2,675	Series C, GO, 4.000%, 06/01/13	2,777

		10,134

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Prerefunded — 0.2%
2,000	Maine Municipal Bond Bank, Series B, Rev., 5.000%, 11/01/14 (p)	2,219

	Total Maine	12,353

	Maryland — 2.8%
	General Obligation — 2.0%
1,590	Anne Arundel County, Water & Sewer System, GO, 5.000%, 04/01/15	1,792
3,250	Harford County, Public Improvement, GO, 4.500%, 12/01/13	3,459
	Prince George’s County, Public Improvement,
1,500	GO, 5.500%, 10/01/13	1,606
3,000	Series A, GO, 5.000%, 07/15/13	3,162
11,275	State of Maryland, State and Local Facilities, Series A, GO, 5.000%, 11/01/14	12,529

		22,548

	Other Revenue — 0.5%
5,000	Maryland State Department of Transportation County Transportation, Rev., 5.000%, 03/01/16	5,832

	Special Tax — 0.3%
3,190	Maryland State Department of Transportation County Transportation, Rev., 5.000%, 11/01/12	3,255

	Total Maryland	31,635

	Massachusetts — 4.4%
	Education — 1.3%
	Massachusetts School Building Authority,
6,890	Series A, Rev., 4.000%, 05/15/13	7,139
7,250	Series A, Rev., 5.000%, 05/15/15	8,196

		15,335

	General Obligation — 0.5%
5,000	Commonwealth of Massachusetts, Series D, GO, NATL-RE, 5.500%, 11/01/13	5,373

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
1,500	Massachusetts Water Pollution Abatement, State Revolving Fund, Series 14, Rev., 5.000%, 08/01/13	1,583

	Other Revenue — 0.9%
2,335	Commonwealth of Massachusetts, Special Obligation, Series A, Rev., AGM, 5.500%, 06/01/16	2,778
5,000	Massachusetts Health & Educational Facilities Authority, Various Amherst College, Series K-2, Rev., VAR, 1.700%, 11/01/16	5,144
1,900	Massachusetts State College Building Authority, Series A, Rev., AMBAC, 5.000%, 05/01/16 (p)	2,221

		10,143

	Prerefunded — 1.3%
	Commonwealth of Massachusetts,
2,000	Series A, GO, AMBAC, 6.500%, 11/01/14 (p)	2,295
500	Series B, GO, 5.000%, 08/01/14 (p)	549
5,000	Series D, GO, 5.250%, 10/01/13 (p)	5,328
2,345	University of Massachusetts Building Authority Project, Series 04-1, Rev., AMBAC, 5.375%, 11/01/14 (p)	2,621
3,515	University of Massachusetts Building Authority, Commonwealth Guaranteed, Series 4-A, Rev., NATL-RE, 5.250%, 11/01/14 (p)	3,928

		14,721

	Special Tax — 0.3%
3,360	Massachusetts Bay Transportation Authority, Series B, Rev., 5.250%, 07/01/14	3,702

	Total Massachusetts	50,857

	Michigan — 2.5%
	General Obligation — 0.6%
1,645	Southfield Public Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/15	1,839
4,400	State of Michigan, GO, 5.500%, 12/01/15	5,112

		6,951

	Other Revenue — 0.8%
2,060	Lansing Board of Water & Light, Utility System, Series A, Rev., 5.000%, 07/01/16	2,380
6,355	Michigan Municipal Bond Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/20	7,493

		9,873

	Prerefunded — 0.1%
1,070	Van Buren Charter Township Local Development Finance Authority, Tax Increment, GO, FGIC, 5.250%, 04/01/13 (p)	1,114

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Transportation — 0.3%
2,825	Wayne County Airport Authority, Rev., NATL-RE, FGIC, 5.000%, 12/01/14	3,033

	Water & Sewer — 0.7%
10,870	City of Detroit, Sewer Disposal, Series D, Rev., VAR, AGM, 0.914%, 07/01/32	7,879

	Total Michigan	28,850

	Minnesota — 2.0%
	General Obligation — 1.2%
	State of Minnesota,
6,565	GO, 5.000%, 08/01/13	6,930
5,555	GO, 5.000%, 10/01/15	6,371

		13,301

	Hospital — 0.2%
2,000	St. Paul Housing & Redevelopment Authority, Series A, Rev., NATL-RE, 5.000%, 11/15/14	2,210

	Prerefunded — 0.6%
7,305	State of Minnesota, GO, 5.250%, 11/01/12 (p)	7,459

	Total Minnesota	22,970

	Missouri — 0.9%
	General Obligation — 0.6%
2,130	Columbia School District, GO, 4.000%, 03/01/14	2,263
5,000	Kansas City, Streetlight Project, Series A, GO, NATL-RE, 5.000%, 02/01/13	5,160

		7,423

	Other Revenue — 0.3%
2,895	Kansas City Industrial Development Authority, Series A, Rev., AMBAC, 5.000%, 12/01/20	3,288

	Total Missouri	10,711

	Montana — 0.2%
	General Obligation — 0.2%
1,775	State of Montana, Long Range Building Program, Series A, GO, 3.000%, 08/01/12	1,783

	Nebraska — 0.7%
	Other Revenue — 0.7%
	Central Plains Energy Project, Gas Project No. 3,
650	Rev., 3.000%, 09/01/13	663
1,400	Rev., 4.000%, 09/01/14	1,472
2,000	Rev., 5.000%, 09/01/17	2,228
1,750	Municipal Energy Agency of Nebraska, Series A, Rev., 5.000%, 04/01/17	2,053
1,175	Nebraska Public Power District, Series A, Rev., 5.000%, 01/01/16	1,349

	Total Nebraska	7,765

	Nevada — 0.4%
	Certificate of Participation/Lease — 0.2%
2,500	Clark County, Motor Vehicle Fuel Tax, Rev., COP, AMBAC, 5.250%, 07/01/13 (p)	2,634

	Other Revenue — 0.2%
2,000	State of Nevada, Motor Vehicle Fuel Tax, Rev., NATL-RE, 5.000%, 12/01/13	2,135

	Total Nevada	4,769

	New Hampshire — 0.5%
	Other Revenue — 0.5%
4,530	New Hampshire Municipal Bond Bank, Series A, Rev., 5.000%, 08/15/15	5,164

	New Jersey — 5.6%
	Education — 2.1%
	New Jersey EDA, School Facilities Construction,
2,475	Series J3, Rev., VAR, AGM, 5.000%, 09/01/14	2,694
7,130	Series J4, Rev., VAR, AGM, 5.000%, 09/01/14	7,759
5,095	Series L, Rev., AGM, 5.250%, 03/01/15	5,712
5,845	New Jersey Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/14	6,439
1,475	New Jersey State Educational Facilities Authority, Stevens Institute of Technology, Series A, Rev., 5.000%, 07/01/13	1,523

		24,127

	General Obligation — 1.2%
410	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, GO, NATL-RE, 5.250%, 12/15/13 (p)	441
9,605	New Jersey Transportation Trust Fund Authority, Unrefunded Balance, Transportation System, GO, NATL-RE, 5.250%, 12/15/13	10,304

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — Continued
3,000	State of New Jersey, Various Purpose, GO, AMBAC, 5.000%, 04/01/14 (p)	3,256

		14,001

	Other Revenue — 1.5%
2,570	Middlesex County Improvement Authority, County-Guaranteed Open Space Trust Fund, Rev., 5.000%, 09/15/15	2,913
	New Jersey EDA, School Facilities Construction,
7,895	Series C, Rev., VAR, 1.980%, 02/01/18	7,971
5,000	Series K, Rev., NATL-RE, FGIC, 5.250%, 12/15/14	5,571

		16,455

	Prerefunded — 0.6%
4,675	Garden State Preservation Trust, Series A, Rev., AGM, 5.250%, 11/01/13 (p)	5,004
1,680	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 6.000%, 12/15/18 (p)	2,209

		7,213

	Transportation — 0.2%
1,675	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., NATL-RE, 5.500%, 12/15/15	1,938

	Total New Jersey	63,734

	New Mexico — 1.3%
	General Obligation — 0.3%
1,335	Albuquerque Municipal School District No. 12, Education Technology, GO, 5.000%, 08/01/14	1,466
2,000	New Mexico Finance Authority, Senior Lien, Series A, GO, NATL-RE, 5.250%, 06/15/14 (p)	2,198

		3,664

	Other Revenue — 1.0%
	New Mexico Finance Authority, Sub Lien,
5,000	Series A-2, Rev., 5.000%, 12/15/13	5,353
5,000	Series A-2, Rev., 5.000%, 12/15/14	5,560

		10,913

	Total New Mexico	14,577

	New York — 5.4%
	General Obligation — 0.5%
	New York City,
15	Series F, GO, 5.500%, 12/15/12	16
985	Series F, GO, 5.500%, 12/15/12 (p)	1,013
5,000	State of New York, Series C, GO, 5.000%, 09/01/13	5,306

		6,335

	Hospital — 0.1%
1,055	New York State Dormitory Authority, Health Facilities, Series 1, Rev., 5.000%, 01/15/14	1,125

	Other Revenue — 4.2%
1,050	Erie County Industrial Development Agency (The), Series A, Rev., 5.000%, 05/01/14	1,136
2,000	Erie County Industrial Development Agency, School District Buffalo Project, Series B, Rev., 5.000%, 05/01/16	2,303
3,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Sub Series B-2, Rev., 5.000%, 11/01/16	3,527
5,000	New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Series EE, Rev., 5.000%, 06/15/19	6,193
	New York City Transitional Finance Authority, Future Tax Secured,
2,750	Series B, 5.000%, 02/01/20	3,405
2,120	Sub Series A-1, Rev., 5.000%, 11/01/17	2,564
6,250	New York City Transitional Finance Authority, New York City Recovery, Sub Series 3B-1, Rev., 5.000%, 11/01/15	7,176
4,170	New York State Environmental Facilities Corp., Clean and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects, Second Resolution, Sub Series A, 5.000%, 06/15/18	5,125
4,000	New York State Thruway Authority, Local Highway & Bridge, Rev., 5.000%, 04/01/15	4,487
3,955	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.000%, 03/15/15	4,444
2,550	Syracuse Industrial Development Agency, City School, Series A, Rev., 5.000%, 05/01/16	2,924
4,125	Tobacco Settlement Financing Corp., Asset-Backed, Series B, Rev., 5.000%, 06/01/16	4,764

		48,048

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Special Tax — 0.3%
3,500	New York City Transitional Finance Authority, Sub Series 3B-1, Rev., 5.000%, 11/01/12	3,570

	Utility — 0.3%
3,000	Long Island Power Authority, Series B, Rev., 5.250%, 12/01/12	3,073

	Total New York	62,151

	North Carolina — 3.8%
	General Obligation — 1.7%
1,445	City of Charlotte, Series C, GO, 5.000%, 06/01/12	1,445
5,000	Mecklenburg County, Public Improvement, Series C, GO, 5.000%, 02/01/13	5,161
2,215	New Hanover County, GO, 5.000%, 12/01/12	2,269
5,000	State of North Carolina, Series B, GO, 5.000%, 04/01/16	5,838
2,430	State of North Carolina, Public Improvement, Series A, GO, 5.000%, 05/01/17	2,927
2,035	Wake County, Series C, GO, 5.000%, 03/01/14	2,201

		19,841

	Other Revenue — 1.6%
2,605	Durham Capital Financing Corp., Limited Obligation, Rev., 4.000%, 06/01/16	2,933
1,500	North Carolina Eastern Municipal Power Agency, Series B, 5.000%, 01/01/16	1,705
1,695	Orange County Public Facilities Co., Limited Obligation, Rev., 5.000%, 10/01/18	2,056
10,000	State of North Carolina, Limited Obligation, Series B, Rev., 4.000%, 11/01/15	11,141

		17,835

	Prerefunded — 0.2%
1,650	North Carolina Infrastructure Finance Corp., North Carolina Facilities Project, Rev., 5.000%, 11/01/14 (p)	1,831

	Water & Sewer — 0.3%
3,160	City of Raleigh, Series A, Rev., 5.000%, 03/01/15	3,548

	Total North Carolina	43,055

	Ohio — 2.8%
	General Obligation — 1.0%
5,000	State of Ohio, Higher Education, Series C, GO, 5.000%, 08/01/15	5,687
5,050	State of Ohio, Infrastructure Improvement, Series C, GO, 5.000%, 09/01/15	5,759

		11,446

	Housing — 0.0% (g)
205	Columbus Regional Airport Authority, Joseph Knight Towers Project, Series A, Rev., GNMA COLL, 4.300%, 02/20/14	212

	Other Revenue — 1.8%
4,000	City of Cincinnati, Water System, Series A, Rev., 5.000%, 12/01/14	4,448
5,000	Ohio State Building Authority, Series C, Rev., 5.000%, 10/01/14	5,510
4,995	Ohio State Water Development Authority, Drinking Water Assistance, Series B, Rev., 5.000%, 12/01/13	5,354
1,650	Ohio State Water Development Authority, Loan Fund, Water Quality, Rev., 5.000%, 12/01/15	1,903
3,205	University of Cincinnati, Series F, Rev., 5.000%, 06/01/15	3,608

		20,823

	Total Ohio	32,481

	Oklahoma — 0.4%
	Other Revenue — 0.4%
2,295	Oklahoma Capital Improvement Authority, Rev., 5.000%, 10/01/18	2,825
1,670	Tulsa County Industrial Authority, Broken Arrow Public School Project, Rev., 4.000%, 09/01/14	1,787

	Total Oklahoma	4,612

	Oregon — 0.8%
	Certificate of Participation/Lease — 0.8%
	Oregon State Department of Administrative Services,
2,850	Series A, COP, 5.000%, 05/01/15	3,207
6,030	Series D, COP, 5.000%, 11/01/12	6,151

	Total Oregon	9,358

	Pennsylvania — 5.4%
	Education — 0.1%
1,000	Pennsylvania Higher Educational Facilities Authority, LaSalle University, Series A, Rev., 4.125%, 05/01/13	1,023

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation — 0.5%
	Philadelphia School District,
1,320	Series B, GO, 5.000%, 09/01/14	1,441
3,020	Series C, GO, 5.000%, 09/01/12	3,056
730	Series C, GO, 5.000%, 09/01/14	797

		5,294

	Other Revenue — 0.9%
2,775	Lancaster County Solid Waste Management Authority, Rev., NATL-RE, 5.000%, 12/15/14	3,010
3,000	Pennsylvania Economic Development Financing Authority, Waste Management Project, Rev., VAR, 2.625%, 12/03/12	3,031
3,000	Pennsylvania Turnpike Commission, Series B, Rev., VAR, 0.830%, 06/01/14	3,000
700	Philadelphia Redevelopment Authority, Neighborhood Transformation Initiative, Rev., 5.000%, 04/15/14	751

		9,792

	Prerefunded — 3.7%
	Commonwealth of Pennsylvania, First Series,
3,500	GO, NATL-RE, 5.000%, 01/01/13 (p)	3,598
6,025	GO, NATL-RE, 5.000%, 02/01/14 (p)	6,493
5,675	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 03/01/17 (p)	6,861
2,350	Philadelphia School District, Series D, GO, FGIC, 5.125%, 06/01/14 (p)	2,572
5,000	State Public School Building Authority, Rev., FGIC, 5.000%, 11/15/14 (p)	5,562
14,520	State Public School Building Authority, Philadelphia School District Project, Rev., AGM, 5.000%, 06/01/13 (p)	15,204
2,135	Warwick School District, GO, FGIC, 5.000%, 03/01/14 (p)	2,307

		42,597

	Special Tax — 0.2%
2,500	Pennsylvania Intergovernmental Cooperation Authority, Special Tax, 5.000%, 06/15/12	2,505

	Total Pennsylvania	61,211

	Puerto Rico — 0.5%
	Prerefunded — 0.5%
2,750	Commonwealth of Puerto Rico, Public Improvement, Series A, GO, 5.000%, 07/01/14 (p)	3,009
2,820	Puerto Rico Highway & Transportation Authority, Series G, Rev., 5.000%, 07/01/13 (p)	2,964

	Total Puerto Rico	5,973

	South Carolina — 0.7%
	General Obligation — 0.5%
5,000	State of South Carolina, Series A, GO, 5.000%, 11/01/15	5,760

	Other Revenue — 0.2%
2,430	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 06/01/12 (p)	2,430

	Total South Carolina	8,190

	Tennessee — 2.0%
	Education — 0.2%
2,550	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University, Series A, Rev., 5.000%, 10/01/13	2,709

	General Obligation — 1.5%
2,330	County of Maury, GO, 4.000%, 04/01/17	2,640
85	Shelby County, Series A, GO, AMBAC, 5.000%, 04/01/15 (p)	96
6,325	Shelby County, Public Improvement & Schools, Series A, GO, 5.000%, 04/01/13	6,579
6,915	Shelby County, Unrefunded Balance, Series A, GO, AMBAC, 5.000%, 04/01/15	7,769

		17,084

	Other Revenue — 0.3%
3,200	Metropolitan Nashville Airport Authority, Series B, Rev., AGM, 4.000%, 07/01/13	3,317

	Total Tennessee	23,110

	Texas — 8.9%
	Education — 0.4%
1,110	Austin Community College District, Round Rock Campus, Educational Facilities Project, Rev., 5.250%, 08/01/13	1,171
685	San Leanna Educational Facilities Corp., Higher Education, Saint Edwards University Project, Rev., 4.500%, 06/01/12	685
	University of North Texas, Financing System,
1,250	Series A, Rev., 5.000%, 04/15/15	1,404

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Education — Continued
1,000	Series A, Rev., 5.000%, 04/15/16	1,159

		4,419

	General Obligation — 3.5%
	City of Denton,
2,890	2.000%, 02/15/14	2,960
1,000	4.000%, 02/15/16	1,112
1,100	Dallas County Schools, Public Property Finance Contractual, GO, 4.000%, 12/01/15	1,223
5,000	Eagle Mountain & Saginaw Independent School District, School Building, GO, VAR, PSF-GTD, 2.500%, 08/01/14	5,197
1,435	Eanes Independent School District, School Building, GO, PSF-GTD, 3.000%, 08/01/14	1,516
4,000	Georgetown Independent School District, Refunding, GO, VAR, 4.750%, 08/01/15	4,450
1,500	Hurst-Euless-Bedford Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/14	1,651
2,500	Katy Independent School District, School Building, Series C, GO, PSF-GTD, 5.000%, 02/15/15	2,804
5,000	Northside Independent School District, Series A, GO, VAR, PSF-GTD, 1.350%, 06/01/14	5,076
2,000	Nueces County, GO, 5.000%, 02/15/16	2,314
1,530	San Jacinto College District, Capital Appreciation, Limited Tax, Building, GO, Zero Coupon, 02/15/16	1,481
1,635	San Jacinto College District, Premium Capital Appreciation, Limited Tax, GO, Zero Coupon, 02/15/16	1,583
2,515	State of Texas, Public Financing Authority, Series A, GO, 5.000%, 10/01/14	2,782
1,000	State of Texas, Water Financial Assistance, Series E, GO, 4.000%, 08/01/14	1,078
	Township of Woodlands, Sales & Refunding,
2,080	GO, AGM, 5.000%, 03/01/15	2,308
2,180	GO, AGM, 5.000%, 03/01/16	2,519

		40,054

	Hospital — 0.1%
1,500	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Series A, Rev., 5.000%, 02/15/13	1,546

	Other Revenue — 3.0%
2,000	City of Houston, Hotel Occupancy, Series A, Rev., 5.000%, 09/01/14	2,178
1,400	City of San Antonio, 5.000%, 02/01/19	1,625
1,535	Dallas-Fort Worth International Airport Facilities Improvement Corp., Taxable Joint, Series A, Rev., 1.934%, 11/01/14	1,549
500	Harris County Metropolitan Transit Authority, Series A, Rev., 5.000%, 11/01/16	591
2,395	Harris County, Toll Road, Senior Lien, Series D, Rev., 5.000%, 08/15/15	2,707
	Lower Colorado River Authority,
5	Rev., 5.000%, 05/15/14 (p)	5
15	Rev., 5.000%, 05/15/14 (p)	16
5	Rev., 5.000%, 05/15/16 (p)	6
15	Rev., 5.000%, 05/15/16 (p)	18
	Lower Colorado River Authority, Unrefunded Balance,
7,745	Rev., 5.000%, 05/15/14	8,405
5,980	Rev., 5.000%, 05/15/16	6,920
1,500	Matagorda County Navigation District No.1, Central Company Project, Rev., 1.125%, 06/01/12	1,500
1,155	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	1,347
2,200	Texas State University Systems, Financing System, Rev., 5.000%, 03/15/15	2,471
	Texas Woman’s University, Board of Regents, Revenue Financing System,
1,940	Rev., 5.000%, 07/01/17 (w)	2,291
2,035	Rev., 5.000%, 07/01/18 (w)	2,437

		34,066

	Prerefunded — 1.4%
5,000	Harris County Flood Control District, Series A, GO, 5.250%, 10/01/14 (p)	5,548
3,000	North Texas Tollway Authority, Dallas North Tollway System, Series A, Rev., AGM, 5.000%, 01/01/15 (p)	3,343
	University of Texas,
4,425	Series B, Rev., 4.750%, 07/01/14 (p)	4,830
2,650	Series B, Rev., 5.000%, 07/01/15 (p)	3,018

		16,739

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Transportation — 0.5%
5,025	Harris County, Toll Road, Senior Lien, Series B-1, Rev., NATL-RE, FGIC, 5.000%, 08/15/14	5,525

	Total Texas	102,349

	Utah — 0.5%
	General Obligation — 0.3%
3,000	Salt Lake County, Series C, GO, 5.000%, 12/15/14	3,349

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
2,250	State of Utah, Recapitalization, Series B, Rev., 5.000%, 07/01/15	2,557

	Total Utah	5,906

	Virginia — 4.9%
	Education — 0.5%
5,185	Virginia College Building Authority, 21st Century College Equipment, Series A, Rev., 5.000%, 02/01/14	5,586

	General Obligation — 1.6%
3,000	City of Norfolk, Series A, 5.000%, 10/01/18	3,697
1,450	City of Norfolk, Capital Improvement, Series C, GO, 5.000%, 04/01/17 (p)	1,744
1,295	City of Virginia Beach, Public Improvement, Series A-1, GO, 5.000%, 03/15/17	1,552
3,000	Fairfax County, Series A, GO, 5.000%, 10/01/13	3,192
7,275	Fairfax County, Public Improvement, Series A, GO, 5.250%, 04/01/14	7,932

		18,117

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
5,090	Virginia Beach Development Authority, Series C, Rev., 5.000%, 08/01/18	6,236

	Other Revenue — 1.7%
4,435	City of Norfolk, Water Revenue, Rev., 5.000%, 11/01/17	5,380
	Roanoke EDA, Carilion Clinic Obligation Group,
1,000	Rev., 4.000%, 07/01/13	1,039
1,000	Rev., 4.000%, 07/01/14	1,069
1,000	Rev., 5.000%, 07/01/15	1,122
	Virginia Commonwealth Transportation Board, Capital Projects,
3,465	Rev., 5.000%, 05/15/20	4,320
5,585	Series A-1, Rev., 5.000%, 05/15/16	6,522

		19,452

	Prerefunded — 0.1%
1,015	Virginia College Building Authority, 21st Century College Equipment, Series A, Rev., 5.000%, 02/01/13 (p)	1,047

	Transportation — 0.4%
4,500	Virginia Commonwealth Transportation Board, Federal Highway, Reimbursement Notes, Rev., 5.000%, 09/27/12	4,570

	Water & Sewer — 0.1%
1,125	Virginia Resources Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/14	1,245

	Total Virginia	56,253

	Washington — 2.9%
	General Obligation — 2.9%
	Snohomish County School District No 201 Snohomish,
1,865	GO, 5.000%, 12/01/15	2,142
5,010	GO, 5.000%, 12/01/17	6,050
7,905	State of Washington, Motor Vehicle Fuel Tax, Series C, GO, 5.000%, 07/01/16	9,278
1,890	State of Washington, Unrefunded Balance, Series 1998-B & AT-7, GO, 6.000%, 06/01/13	1,998
	State of Washington, Various Purpose,
2,000	Series D, GO, 5.000%, 01/01/23	2,234
2,000	Series D, GO, AMBAC, 5.000%, 01/01/14 (p)	2,146
7,300	Series R, GO, 5.000%, 07/01/17	8,766

	Total Washington	32,614

	Wisconsin — 1.2%
	General Obligation — 1.2%
11,800	State of Wisconsin, Series B, GO, 5.000%, 05/01/17	14,103

	Total Municipal Bonds (Cost $1,094,873)	1,118,688

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.1%
	Investment Company — 2.1%
24,534	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $24,534)	24,534

	Total Investments — 100.0% (Cost $1,120,256)	1,144,076
	Liabilities in Excess of Other Assets — 0.0% (g)	(465)

	NET ASSETS — 100.0%	$1,143,611

Percentages indicated are based on net assets.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.*
CMO	—	Collateralized Mortgage Obligation
COLL	—	Collateral
COP	—	Certificate of Participation
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of May 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.

*	Filed for bankruptcy on November 8, 2010.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,240
Aggregate gross unrealized depreciation	(1,420)
Net unrealized appreciation/depreciation	$23,820

Federal income tax cost of investments	$1,120,256

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$24,534	$1,119,542	$—	$1,144,076

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 96.4%
	Alaska — 3.4%
	Certificate of Participation/Lease — 0.7%
2,750	Boro of Matanuska-Susitna, Goose Creek Correctional Center, Rev., COP, AGC, 6.000%, 09/01/28	3,316

	Utility — 2.7%
	Alaska Energy Authority Power, Bradley Lake, Fourth Series,
3,485	Rev., AGM, 6.000%, 07/01/17	4,186
3,915	Rev., AGM, 6.000%, 07/01/19	4,884
2,500	Alaska Municipal Bond Bank Authority, Series 1, Rev., 5.750%, 09/01/33	2,852

		11,922

	Total Alaska	15,238

	Arizona — 3.6%
	Special Tax — 3.6%
15,000	Glendale Western Loop 101 Public Facilities Corp., Series A, Rev., 6.250%, 07/01/38	15,945

	California — 16.2%
	Certificate of Participation/Lease — 0.7%
2,750	California State Public Works Board, Department of Corrections, Series C, Rev., COP, 5.500%, 06/01/21 (p)	2,963

	Education — 1.4%
5,915	California State University, Systemwide, Series A, Rev., NATL-RE, FGIC, 5.000%, 11/01/35	6,104

	General Obligation — 2.6%
5,000	Los Angeles Unified School District, Series D, GO, 5.000%, 01/01/34	5,549
50	Pomona Unified School District, Series A, GO, NATL-RE, 6.100%, 02/01/20	61
5,000	State of California, Various Purpose, GO, 6.500%, 04/01/33	6,081

		11,691

	Hospital — 2.6%
	California Health Facilities Financing Authority, Marshall Medical Center,
2,200	Series A, Rev., MTG, 5.000%, 11/01/24	2,264
2,000	Series A, Rev., MTG, 5.000%, 11/01/29	2,041
3,000	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.500%, 06/01/21	3,233
4,000	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home, Rev., MTG, 5.250%, 11/15/23	4,090

		11,628

	Other Revenue — 2.2%
1,960	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health, Rev., 6.500%, 10/01/38	2,312
325	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/20	390
6,000	San Fransisco City & County Public Utilities Commission, Water WSIP, Sub Series A, Rev., 5.000%, 11/01/30	6,941

		9,643

	Prerefunded — 0.7%
40	California Health Facilities Financing Authority, Providence Health, Rev., 6.500%, 10/01/18 (p)	53
2,380	Los Angeles Harbor Department, Rev., 7.600%, 10/01/18 (p)	2,877

		2,930

	Special Tax — 1.5%
1,805	Pomona Public Financing Authority, Merged Redevelopment, Unrefunded Balance, Series AH, Rev., AMBAC, 5.250%, 02/01/20	1,843
160	San Mateo County Transportation District, Series A, Rev., NATL-RE, 5.250%, 06/01/19	197
4,550	Sweetwater Union High School District, Special Tax, Series A, AGM, 5.000%, 09/01/27	4,734

		6,774

	Utility — 1.2%
2,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	2,180
2,500	Los Angeles Department of Water & Power System, Sub Series A-1, Rev., 5.250%, 07/01/38	2,901

		5,081

	Water & Sewer — 3.3%
2,555	City of Oakland, Sewer System, Series A, Rev., AGM, 5.000%, 06/15/27	2,729
3,000	Metropolitan Water District of Southern California, Series A, Rev., 5.000%, 07/01/32	3,387

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Water & Sewer –– Continued
7,500	San Diego Public Facilities Financing Authority, Series A, Rev., 5.250%, 05/15/39	8,462

		14,578

	Total California	71,392

	Colorado — 2.2%
	Education — 0.4%
1,500	University of Colorado, Series A, Rev., 5.375%, 06/01/38	1,748

	General Obligation — 0.5%
2,000	State of Colorado, Building Excellent Schools Today, Series G, GO, 5.000%, 03/15/32	2,240

	Prerefunded — 0.8%
3,550	Adams County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	3,419

	Utility — 0.5%
	Colorado Water Resources & Power Development Authority,
1,000	Series A, Rev., AGC, 5.125%, 12/01/30	1,107
1,000	Series A, Rev., AGC, 5.250%, 12/01/38	1,085

		2,192

	Total Colorado	9,599

	Delaware — 1.4%
	Prerefunded — 1.4%
5,000	Delaware State EDA, Osteopathic Hospital Association, Series A, Rev., 6.900%, 01/01/18 (p)	6,020

	District of Columbia — 1.1%
	General Obligation — 1.1%
3,965	District of Columbia, Series B, GO, NATL-RE, 6.000%, 06/01/19	5,068

	Florida — 2.6%
	General Obligation — 0.7%
2,415	Hillsborough County, Parks & Recreation Program, GO, NATL-RE, 5.250%, 07/01/25	3,190

	Transportation — 0.9%
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., NATL-RE, FGIC, 6.000%, 10/01/18	3,971

	Utility — 1.0%
3,750	City of Lakeland, Electric & Water System, First Lien, Series B, Rev., AGM, 6.050%, 10/01/14	4,191

	Total Florida	11,352

	Georgia — 5.5%
	Hospital — 1.3%
5,000	Dalton Development Authority, Hamilton Health Care System, Rev., NATL-RE, 5.500%, 08/15/26	5,597

	Other Revenue — 0.9%
3,500	Fulton County, Water & Sewage, Rev., 5.000%, 01/01/28	4,064

	Special Tax — 2.8%
10,485	Metropolitan Atlanta Rapid Transit Authority, Series P, Rev., AMBAC, 6.250%, 07/01/20	12,422

	Utility — 0.5%
2,000	Municipal Electric Authority of Georgia, Series BB, Rev., NATL-RE-IBC, 5.250%, 01/01/25	2,328

	Total Georgia	24,411

	Hawaii — 0.3%
	Other Revenue — 0.3%
1,000	State of Hawaii, Highway, Series A, Rev., 5.000%, 01/01/32	1,165

	Idaho — 0.3%
	Other Revenue — 0.3%
1,000	Boise State University, General Project, Series A, Rev., 5.000%, 04/01/42	1,121

	Illinois — 7.2%
	Education — 0.7%
2,510	Cook County Community High School District No. 219-Niles Township, Unrefunded Balance, GO, NATL-RE, FGIC, 8.000%, 12/01/15	3,098

	Other Revenue — 1.3%
1,500	Chicago O’Hare International Airport, General Airport, Third Lien, Series A, Rev., 5.750%, 01/01/39	1,740
3,500	Illinois Finance Authority, University of Chicago, Series A, Rev., 5.000%, 10/01/51	3,848

		5,588

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Prerefunded — 0.9%
1,750	Chicago Public Building, Commission Building, Series A, Rev., NATL-RE, 7.000%, 01/01/20 (p)	2,342
1,480	Cook County Community High School District No. 219-Niles Township, GO, FGIC, 8.000%, 12/01/15 (p)	1,861

		4,203

	Special Tax — 1.3%
4,725	State of Illinois, Series P, Rev., 6.500%, 06/15/22	5,782

	Transportation — 3.0%
	Regional Transportation Authority,
6,000	Rev., NATL-RE, 6.500%, 07/01/30	8,210
4,000	Series D, Rev., NATL-RE, FGIC, 7.750%, 06/01/19	4,994

		13,204

	Total Illinois	31,875

	Indiana — 4.0%
	Certificate of Participation/Lease — 0.3%
1,220	Beech Grove School Building Corp., First Mortgage, Rev., COP, NATL-RE, 6.250%, 07/05/16	1,350

	Other Revenue — 1.4%
5,000	Indiana Finance Authority, State Revolving Fund Program, Series A, Rev., 5.000%, 02/01/30	5,912

	Transportation — 2.3%
6,640	Indiana Transportation Finance Authority, Highway, Series A, Rev., 6.800%, 12/01/16 (m)	7,522
2,510	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Airport Facility, Series A, Rev., 7.250%, 06/01/15	2,727

		10,249

	Total Indiana	17,511

	Kansas — 0.8%
	General Obligation — 0.8%
3,050	Johnson County Unified School District 232, Series A, GO, AGM, 5.250%, 09/01/23	3,456

	Louisiana — 1.6%
	Other Revenue — 1.4%
6,000	State of Louisiana, Gas & Fuels Tax, Series A-1, Rev., 4.000%, 05/01/35	6,188

	Transportation — 0.2%
1,040	State of Louisiana, Gas & Fuels Tax, Series A, Rev., AMBAC, 5.375%, 06/01/12 (p)	1,040

	Total Louisiana	7,228

	Maine — 1.5%
	Transportation — 1.5%
	Maine Turnpike Authority,
2,995	Rev., 6.000%, 07/01/34	3,535
2,680	Rev., 6.000%, 07/01/38	3,137

	Total Maine	6,672

	Massachusetts — 0.4%
	Education — 0.4%
1,495	Massachusetts School Building Authority, Series A, Rev., AMBAC, 5.000%, 08/15/37	1,657

	Michigan — 0.4%
	Other Revenue — 0.4%
1,500	Michigan State Trunk Line, Rev., 5.000%, 11/15/36	1,710

	Missouri — 0.1%
	Other Revenue — 0.1%
590	University of Missouri, Curators University, Unrefunded Balance, Series B, Rev., 5.000%, 11/01/17	626

	Montana — 0.1%
	Certificate of Participation/Lease — 0.1%
400	City of Helena, COP, 5.000%, 01/01/29	451

	New Jersey — 4.0%
	Housing — 1.0%
4,180	New Jersey Housing & Mortgage Finance Agency, Series AA, Rev., 6.375%, 10/01/28	4,582

	Prerefunded — 1.3%
5,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series C, Rev., NATL-RE, 5.250%, 06/15/15 (p)	5,722

	Transportation — 1.7%
25,000	New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems, Series A, Rev., Zero Coupon, 12/15/36	7,477

	Total New Jersey	17,781

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — 18.6%
	Education — 0.4%
1,900	New York Municipal Bond Bank Agency, Series C, Rev., 5.250%, 06/01/21	1,987

	General Obligation — 2.1%
9,135	New York City, Unrefunded Balance, GO, 6.000%, 01/15/18	9,445
10	Rome City School District, GO, NATL-RE, FGIC, 5.000%, 06/15/12	10

		9,455

	Housing — 1.4%
	Tobacco Settlement Financing Corp.,
3,000	Series B-1C, Rev., 5.500%, 06/01/20	3,150
3,000	Series B-1C, Rev., 5.500%, 06/01/21	3,150

		6,300

	Other Revenue — 6.4%
1,000	New York State Dormitory Authority, State University, Third General Resolution, Rev., 5.000%, 05/15/30	1,164
	New York State Environmental Facilities Corp., Revolving Funds, Municipal Water Project,
9,345	Series D, Rev., 5.375%, 06/15/19	9,385
7,270	Series E, Rev., 5.375%, 06/15/17	7,301
7,135	Series E, Rev., 5.375%, 06/05/18	7,165
3,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A-1, Rev., 5.500%, 06/01/19	3,150

		28,165

	Transportation — 6.9%
24,750	Port Authority of New York & New Jersey, CONS, 93rd Series, Rev., 6.125%, 06/01/94 (m)	30,497

	Water & Sewer — 1.4%
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	6,035

	Total New York	82,439

	Ohio — 0.7%
	General Obligation — 0.4%
	Richland County, Correctional Facilities Improvement,
500	GO, AGC, 5.875%, 12/01/24	588
400	GO, AGC, 6.000%, 12/01/28	467
250	GO, AGC, 6.125%, 12/01/33	288
400	GO, AGC, 6.125%, 12/01/38	454

		1,797

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
1,000	RiverSouth Authority, Riverfront Area Redevelopment, Series A, Rev., 5.250%, 06/01/14 (p)	1,097

	Total Ohio	2,894

	Oklahoma — 0.5%
	Water & Sewer — 0.5%
2,000	Oklahoma City Water Utilities Trust, Series A, Rev., 5.000%, 07/01/34	2,271

	Pennsylvania — 1.4%
	General Obligation — 1.4%
5,000	Commonwealth of Pennsylvania, First Series, GO, 5.000%, 11/15/22	6,259

	South Carolina — 5.1%
	General Obligation — 2.5%
9,515	Laurens County School District, No. 056, GO, AGC, SCSDE, 6.125%, 03/01/33	11,314

	Prerefunded — 1.2%
3,900	Piedmont Municipal Power Agency, Electric, Rev., FGIC, 6.750%, 01/01/20 (p)	5,292

	Utility — 1.4%
4,615	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	6,071

	Total South Carolina	22,677

	South Dakota — 0.7%
	Other Revenue — 0.6%
915	Heartland Consumers Power District, Rev., AGM, 6.000%, 01/01/14 (p)	967
1,585	Heartland Consumers Power District, Unrefunded Balance, Rev., AGM, 6.000%, 01/01/17	1,816

		2,783

	Prerefunded — 0.1%
416	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	467

	Total South Dakota	3,250

	Texas — 8.5%
	General Obligation — 0.8%
535	City of Carrollton, GO, 5.000%, 08/15/26	629

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	General Obligation –– Continued
2,200	City of Forney, Independent School District, School Building, Series A, GO, PSF-GTD, 5.750%, 08/15/33	2,700

		3,329

	Hospital — 0.9%
3,500	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/35	4,203

	Other Revenue — 2.3%
1,965	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., 5.000%, 11/01/42	2,125
5,000	Lower Colorado River Authority, Rev., 5.750%, 05/15/28	5,507
2,000	North Texas Tollway Authority, Special Projects System, Series A, Rev., 6.000%, 09/01/41	2,418

		10,050

	Prerefunded — 2.1%
2,500	City of Houston, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,664
3,590	City of San Antonio, Electric & Gas, Rev., 5.000%, 02/01/17 (p)	3,978
1,500	Harris County Health Facilities Development Corp., Children Hospital Project, Rev., 5.500%, 10/01/19 (p)	1,826

		9,468

	Utility — 1.3%
5,000	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/16	5,548

	Water & Sewer — 1.1%
4,435	Canyon Regional Water Authority, Wells Ranch Project, Rev., AMBAC, 5.125%, 08/01/25	4,825

	Total Texas	37,423

	Washington — 4.2%
	Education — 1.6%
5,430	Western Washington University, Housing & Dining, Junior Lien, Series A, Rev., AMBAC, 5.500%, 10/01/22	6,902

	Hospital — 1.2%
5,000	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.000%, 08/15/34	5,309

	Other Revenue — 1.4%
5,000	City of Seattle, Water Systems, Rev., 5.000%, 09/01/21	6,320

	Total Washington	18,531

	Wisconsin — 0.0% (g)
	Hospital — 0.0% (g)
	Wisconsin Health & Educational Facilities Authority, Froedert & Community, Unrefunded Balance,
90	Rev., 5.625%, 10/01/13	91
30	Rev., 5.625%, 10/01/14	31

	Total Wisconsin	122

	Total Municipal Bonds (Cost $378,776)	426,144

SHARES
Short-Term Investment — 2.2%
	Investment Company — 2.2%
9,939	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (Cost $9,939)	9,939

	Total Investments — 98.6% (Cost $388,715)	436,083
	Other Assets in Excess of Liabilities — 1.4%	6,048

	NET ASSETS — 100.0%	$442,131

Percentages indicated are based on net assets.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(34)	30 Year U.S. Treasury Bond	06/20/12	$(5,109)	$(319)
(108)	30 Year U.S. Treasury Bond	09/19/12	(16,170)	(159)

				$(478)

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,368
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$47,368

Federal income tax cost of investments	$388,715

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.*
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
MTG	—	Insured by California Mortgage Insurance
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of May 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

*	Filed for bankruptcy on November 8, 2010.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,939	$426,144	$—	$436,083
Depreciation in Other Financial Instruments
Futures Contracts	$(478)	$—	$—	$(478)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investment of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the three months ended May 31, 2012.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Government Agency Securities — 25.6%
	Federal Farm Credit Banks Funding Corp.,
24,000	3.875%, 06/04/12 (m)	24,010
9,745	4.000%, 05/21/13	10,101
25,000	4.350%, 09/02/14 (m)	27,149
500	6.270%, 01/26/16	600
9,400	Federal Home Loan Bank, 5.310%, 12/28/12	9,675
4,000	Financing Corp. Fico, Zero Coupon, 11/30/17	3,719
5,223	New Valley Generation I, 7.299%, 03/15/19	6,261
4,094	New Valley Generation II, 5.572%, 05/01/20	4,823

	Total U.S. Government Agency Securities (Cost $82,832)	86,338

U.S. Treasury Obligations — 82.5%
	U.S. Treasury Notes,
15,000	0.625%, 06/30/12	15,006
20,000	0.875%, 12/31/16	20,233
28,000	1.250%, 08/31/15	28,761
21,040	1.375%, 02/15/13	21,216
4,000	1.375%, 11/30/15	4,126
7,000	1.750%, 04/15/13	7,094
20,000	1.750%, 07/31/15	20,844
16,000	1.875%, 06/15/12	16,011
12,000	1.875%, 04/30/14	12,364
70,000	2.000%, 11/30/13	71,816
15,000	2.000%, 01/31/16	15,824
10,000	2.000%, 04/30/16	10,570
5,000	2.125%, 11/30/14	5,222
8,000	2.375%, 10/31/14	8,394
15,000	2.625%, 04/30/16	16,211
4,000	3.250%, 12/31/16	4,471

	Total U.S. Treasury Obligations (Cost $273,076)	278,163

SHARES
Short-Term Investment — 1.2%
	Investment Company — 1.2%
4,190	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.010%, (b) (l) (Cost $4,190)	4,190

	Total Investments — 109.3% (Cost $360,098)	368,691
	Liabilities in Excess of Other Assets — (9.3)%	(31,298)

	NET ASSETS — 100.0%	$337,393

Percentages indicated are based on net assets.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign exchange currency contracts.

As of May 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,593
Aggregate gross unrealized depreciation	—
Net unrealized appreciation/depreciation	$8,593

Federal income tax cost of investments	$360,098

A. SECURITY VALUATIONS—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Directors or (the “Board”) third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealer or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board. The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. The Fund’s Administrator (“JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, the Fund’s Investment Advisor (“JPMIM”), Legal and Compliance, Risk Management and the Fund’s Chief Compliance Office. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board, as applicable primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and discuss and assess fair values on an ongoing and at least a quarterly basis with the VC and Board, as applicable. The appropriateness of fair values are assessed based on results of unchanged price review, consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at May 31, 2012.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
U.S. Government Agency Securities	$—	$75,254	$11,084	$86,338
U.S. Treasury Obligations	—	278,163	—	278,163
Short-Term Investment
Investment Company	4,190	—	—	4,190

Total Investments in Securities	$4,190	$353,417	$11,084	$368,691

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Treasury & Agency Fund	Balance as of 02/29/12	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/12
Investments in Securities
U.S. Government Agency Securities	$—	$—	$(23)	$(18)	$4,425	$(614)	$7,314	$—	$11,084

Total	$—	$—	$(23)	$(18)	$4,425	$(614)	$7,314	$—	$11,084

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, or out of Level 3, are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or an increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(23,000).

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
U.S. Government Agency Securities — 52.6%
	Federal Farm Credit Banks Funding Corp. — 1.6%
80,000	0.250%, 08/01/12	80,007
100,000	DN, 0.060%, 07/03/12 (m) (n)	99,995
140,000	DN, 0.200%, 04/04/13 (n)	139,761
50,000	VAR, 0.259%, 06/12/12	49,998
250,000	VAR, 0.330%, 06/01/12	249,922
75,000	VAR, 0.400%, 06/01/12	75,000
250,000	VAR, 0.400%, 06/01/12	250,000

		944,683

	Federal Home Loan Bank — 20.1%
250,000	0.070%, 07/12/12	249,994
250,000	0.100%, 06/07/12	249,999
250,000	0.100%, 06/08/12	249,999
322,000	0.120%, 08/16/12	321,999
249,000	0.130%, 08/08/12	248,983
50,000	0.150%, 10/19/12	49,995
310,000	0.160%, 11/13/12	309,980
185,000	0.180%, 08/22/12	184,990
122,800	0.180%, 01/10/13	122,767
370,000	0.200%, 08/16/12	370,037
745,500	0.200%, 09/14/12	745,632
250,000	0.200%, 11/15/12	249,996
50,000	0.200%, 02/15/13	49,994
75,000	0.200%, 02/25/13	74,984
265,000	0.215%, 10/19/12	264,981
363,000	0.220%, 09/17/12	363,015
450,000	0.220%, 10/09/12	449,978
76,000	0.220%, 10/29/12	75,995
210,000	0.225%, 04/30/13	209,985
370,000	0.230%, 04/05/13	369,973
209,000	0.240%, 04/23/13	208,966
150,000	0.240%, 05/14/13	149,989
325,000	DN, 0.070%, 06/21/12 (n)	324,987
257,000	DN, 0.070%, 07/05/12 (n)	256,983
83,000	DN, 0.080%, 07/06/12 (n)	82,994
475,000	DN, 0.100%, 06/22/12 (n)	474,972
589,050	DN, 0.100%, 07/18/12 (n)	588,973
692,101	DN, 0.103%, 06/13/12 (n)	692,077
83,000	DN, 0.120%, 07/11/12 (n)	82,989
250,000	DN, 0.120%, 08/08/12 (n)	249,943
781,000	DN, 0.125%, 08/01/12 (n)	780,835
274,500	DN, 0.140%, 08/10/12 (n)	274,425
224,000	DN, 0.160%, 10/03/12 (n)	223,877
564,000	DN, 0.160%, 10/31/12 (n)	563,619
185,000	DN, 0.160%, 11/02/12 (n)	184,873
40,000	DN, 0.160%, 11/16/12 (n)	39,970
180,000	DN, 0.180%, 10/17/12 (n)	179,876
170,000	DN, 0.190%, 10/15/12 (n)	169,878
300,000	VAR, 0.240%, 06/01/12	299,779
300,000	VAR, 0.265%, 08/04/12	299,892
262,000	VAR, 0.345%, 06/01/12	261,973
250,000	VAR, 0.380%, 06/01/12	249,963

		11,855,109

	Federal Home Loan Mortgage Corp. — 16.0%
1,280,000	1.000%, 08/28/12	1,282,661
841,582	1.125%, 07/27/12	842,870
1,650,000	1.750%, 06/15/12	1,651,001
505,000	2.125%, 09/21/12	508,008
47,598	DN, 0.070%, 07/11/12 (n)	47,594
243,000	DN, 0.070%, 08/10/12 (n)	242,967
739,253	DN, 0.072%, 07/02/12 (n)	739,207
700,000	DN, 0.120%, 07/17/12 (n)	699,913
179,767	DN, 0.100%, 06/11/12 (n)	179,762
400,000	DN, 0.115%, 06/18/12 (n)	399,978
202,033	DN, 0.120%, 08/06/12 (n)	201,989
250,000	DN, 0.130%, 08/03/12 (n)	249,943
385,000	DN, 0.140%, 10/10/12 (n)	384,804
230,000	DN, 0.150%, 10/30/12 (n)	229,855
200,000	DN, 0.160%, 10/01/12 (n)	199,892
230,000	DN, 0.170%, 11/13/12 (n)	229,821
500,000	DN, 0.180%, 10/17/12 (n)	499,655
388,000	VAR, 0.370%, 06/01/12	387,861
460,000	VAR, 0.370%, 06/01/12	459,833

		9,437,614

	Federal National Mortgage Association — 14.9%
809,000	0.500%, 10/30/12	810,116
1,570,000	0.625%, 09/24/12	1,572,343
693,000	1.125%, 07/30/12	694,103
890,000	1.750%, 08/10/12	892,708
83,000	DN, 0.060%, 07/12/12 (n)	82,994
1,354,000	DN, 0.075%, 07/05/12 (n)	1,353,904
433,935	DN, 0.120%, 08/01/12 (n)	433,847
437,000	DN, 0.150%, 07/02/12 (n)	436,944
331,000	VAR, 0.260%, 06/23/12	330,977
350,000	VAR, 0.269%, 06/28/12	349,959
296,900	VAR, 0.270%, 06/18/12	296,877

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Government Agency Securities — Continued
	Federal National Mortgage Association — Continued
350,000	VAR, 0.270%, 06/20/12	349,961
639,000	VAR, 0.360%, 06/01/12	638,958
533,000	VAR, 0.360%, 06/01/12	532,948

		8,776,639

	Total U.S. Government Agency Securities (Cost $31,014,045 )	31,014,045

U.S. Treasury Obligations — 6.4%
	U.S. Treasury Bills — 1.3% (n)
600,000	0.060%, 07/05/12	599,966
200,000	0.080%, 08/02/12	199,972

		799,938

	U.S. Treasury Notes — 5.1%
725,000	0.375%, 08/31/12	725,514
325,000	0.375%, 09/30/12	325,287
260,000	1.375%, 03/15/13	262,325
350,000	1.375%, 05/15/13	353,827
500,000	1.750%, 08/15/12	501,714
90,000	2.500%, 03/31/13	91,713
250,000	3.125%, 04/30/13	256,642
125,000	3.500%, 05/31/13	129,075
349,000	3.875%, 10/31/12	354,368

		3,000,465

	Total U.S. Treasury Obligations (Cost $3,800,403)	3,800,403

Repurchase Agreements — 40.9%
500,000	Barclays Capital, Inc., 0.160%, dated 05/31/12, due 06/06/12, repurchase price $500,013, collateralized by Federal Farm Credit Bank, 0.150% - 1.375%, dated 02/15/13 - 02/27/14, Federal Home Loan Bank, 0.190% - 0.240%, dated 02/22/13 - 08/09/13, Federal Home Loan Mortgage Corp., 0.875% - 1.875%, dated 12/19/14 - 05/29/19, Federal National Mortgage Association, 0.500% - 4.750%, dated 02/21/13 - 10/24/31, with a value of $510,003.	500,000
1,000,000	Barclays Capital, Inc., 0.160%, dated 05/31/12, due 06/06/12, repurchase price $1,000,027, collateralized by Federal Farm Credit Bank, 0.000% - 5.875%, dated 04/26/13 - 03/01/32, Federal Home Loan Bank, 0.250% - 6.000%, dated 06/04/12 - 03/12/32, Federal Home Loan Mortgage Corp., 1.000% - 6.250%, dated 03/08/17 - 07/15/32, Federal National Mortgage Association, 0.000% - 1.125%, dated 03/04/14 - 11/15/30 with a value of $1,020,000.	1,000,000
500,000	Barclays Capital, Inc., 0.170%, dated 05/31/12, due 06/06/12, repurchase price $500,014, collateralized by Federal Home Loan Mortgage Corp., 5.008% - 7.500%, dated 02/15/27 - 04/15/42, Federal National Mortgage Association, 0.050% - 11.838%, dated 12/25/30 - 04/25/42, Government National Mortgage Association, 1.191% - 6.560%, dated 07/16/33 - 05/20/62, with a value of $515,000.	500,000
500,000	Barclays Capital, Inc., 0.180%, dated 05/31/12, due 06/05/12, repurchase price $500,013, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 47.832%, dated 05/15/23 - 03/15/42, Federal National Mortgage Association, 1.709% - 16.668%, dated 10/25/22 - 04/25/42, Government National Mortgage Association, 0.000% - 27.336%, dated 09/16/26 - 04/20/62, Vendee Mortgage Trust, 6.750%, dated 02/15/26 - 06/15/26, with a value of $515,000.	500,000
750,000	Barclays Capital, Inc., 0.190%, dated 05/31/12, due 06/01/12, repurchase price $750,004, collateralized by U.S. Treasury Securities, 2.625% - 4.000%, dated 02/15/15 - 04/30/18, with a value of $765,000.	750,000
500,000	Barclays Capital, Inc., 0.230%, dated 05/31/12, due 06/01/12, repurchase price $500,003, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 6.361%, dated 04/25/20 - 05/15/42, Federal National Mortgage Association, 0.000% - 14.403%, dated 08/25/12 - 06/25/42, Government National Mortgage Association, 1.437% - 6.510%, dated 01/16/35 - 03/20/62, with a value of $515,000.	500,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Repurchase Agreements — Continued
485,000	Citibank N.A., 0.210%, dated 05/31/12, due 06/01/12, repurchase price $485,003, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 7.000%, dated 12/15/27 - 04/1/42, Federal National Mortgage Association, 0.000% - 7.000%, dated 03/01/22 - 03/01/42, with a value of $494,700.	485,000
500,000	Citigroup Global Markets, Inc., 0.210%, dated 05/31/12, due 06/01/12, repurchase price $500,003, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 22.659%, dated 08/15/25 - 05/15/42, Federal National Mortgage Association, 0.000% - 9.403%, dated 08/25/23 - 06/25/42, Government National Mortgage Association, 4.000% - 22.086%, dated 03/20/33 - 03/16/42, with a value of $510,000.	500,000
1,000,000	Deutsche Bank Securities, Inc., 0.180%, dated 05/31/12, due 06/05/12, repurchase price $1,000,025, collateralized by Federal Home Loan Mortgage Corp., 0.100% - 80.727%, dated 11/15/17 - 03/15/42, Federal National Mortgage Association, 6.411%, dated 01/25/29, Government National Mortgage Association, 0.000% - 23.215%, dated 07/16/22 - 04/16/51, U.S. Treasury Securities, 0.000%, dated 02/15/29, with a value of $1,020,000.	1,000,000
1,000,000	Deutsche Bank Securities, Inc., 0.200%, dated 05/31/12, due 06/01/12, repurchase price $1,000,006, collateralized by Federal Home Loan Mortgage Corp., 3.026% - 3.541%, dated 09/01/40 - 11/1/41, Federal National Mortgage Association, 0.000% - 23.793%, dated 12/01/23 - 05/01/42, Government National Mortgage Association, 4.250% - 6.460%, dated 07/20/38 - 03/20/42, with a value of $1,020,816.	1,000,000
410,481	Deutsche Bank Securities, Inc., 0.220%, dated 05/31/12, due 06/01/12, repurchase price $410,484, collateralized by Federal National Mortgage Association, 4.000% - 4.500%, dated 07/01/31 - 03/01/42, Government National Mortgage Association, 4.000%, dated 02/20/42 - 04/20/42, with a value of $418,691.	410,481
1,500,000	Goldman Sachs & Co., 0.180%, dated 05/31/12, due 06/06/12, repurchase price $1,500,045, collateralized by Federal Home Loan Mortgage Corp., 5.000%, dated 10/15/38, Federal National Mortgage Association, 5.000%, dated 03/25/39, with a value of $1,545,000.	1,500,000
1,500,000	Goldman Sachs & Co., 0.190%, dated 05/31/12, due 06/05/12, repurchase price $1,500,040, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 7.000%, dated 11/15/17 - 10/15/49, Federal National Mortgage Association, 0.000% - 9.000%, dated 08/25/18 - 11/25/49, Government National Mortgage Association, 0.000% - 4.500%, dated 02/20/36 - 06/20/40, with a value of $1,544,603.	1,500,000
1,000,000	Goldman Sachs & Co., 0.190%, dated 05/31/12, due 06/04/12, repurchase price $1,000,021, collateralized by Federal Home Loan Mortgage Corp., 0.790%, dated 06/15/41, Government National Mortgage Association, 0.519% - 5.000%, dated 10/16/26 - 09/16/46, with a value of $1,030,000.	1,000,000
1,500,000	Goldman Sachs & Co., 0.200%, dated 05/31/12, due 06/01/12, repurchase price $1,500,008, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 43.288%, dated 05/01/19 - 06/01/42, Federal National Mortgage Association, 2.068% - 46.846%, dated 12/01/17 - 02/01/49, Government National Mortgage Association, 9.317% - 38.102%, dated 11/16/31 - 11/16/41, with a value of $1,536,794.	1,500,000
1,000,000	Goldman Sachs & Co., 0.210%, dated 05/31/12, due 06/07/12, repurchase price $1,000,041, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 6.500%, dated 06/01/24 - 06/01/42, Federal National Mortgage Association, 0.000% - 9.000%, dated 05/01/17 - 05/01/42, Government National Mortgage Association, 1.070%, dated 04/20/40, with a value of $1,021,222.	1,000,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Repurchase Agreements — Continued
1,000,000	HSBC Securities USA, Inc., 0.210%, dated 05/31/12, due 06/01/12, repurchase price $1,000,006, collateralized by Federal National Mortgage Association, 2.500% - 8.500%, dated 02/01/13 - 06/01/42, Government National Mortgage Association, 2.000%, dated 01/20/41, with a value of $1,020,149.	1,000,000
25,126	Merrill Lynch & Co., 0.210%, dated 05/31/12, due 06/01/12, repurchase price $25,126, collateralized by Government National Mortgage Association, 3.000%, dated 12/20/40, with a value of $25,880.	25,126
1,000,000	Morgan Stanley & Co., 0.170%, dated 05/31/12, due 06/06/12, repurchase price $1,000,028, collateralized by Federal National Mortgage Association, 2.960% - 6.000%, dated 01/01/18 - 04/01/42, with a value of $1,020,000.	1,000,000
1,000,000	Morgan Stanley & Co., 0.190%, dated 05/31/12, due 06/04/12, repurchase price $1,000,021, collateralized by Federal National Mortgage Association, 2.500% - 6.500%, dated 05/01/25 - 01/01/48, with a value of $1,020,000.	1,000,000
1,000,000	Morgan Stanley & Co., 0.190%, dated 05/31/12, due 06/05/12, repurchase price $1,000,026, collateralized by Federal National Mortgage Association, 2.282% - 6.000%, dated 04/01/18 - 06/01/42, with a value of $1,022,052.	1,000,000
1,000,000	Morgan Stanley & Co., 0.210%, dated 05/31/12, due 06/01/12, repurchase price $1,000,006, collateralized by Federal Home Loan Mortgage Corp., 2.500% - 6.500%, dated 07/01/25 - 11/01/47, Federal National Mortgage Association, 3.500%, dated 03/01/42, with a value of $1,020,000.	1,000,000
982,500	RBS Securities, Inc., 0.240%, dated 05/31/12, due 06/01/12, repurchase price $982,507, collateralized by Government National Mortgage Association, 1.625% - 12.000%, dated 12/15/12 - 12/15/53, with a value of $1,002,151.	982,500
2,500,000	Societe Generale North America, Inc., 0.210%, dated 05/31/12, due 06/01/12, repurchase price $2,500,015, collateralized by Federal Farm Credit Bank, 0.000%, dated 11/16/12, Federal Home Loan Mortgage Corp., 2.336% - 6.500%, dated 07/15/18 - 12/01/47, Federal National Mortgage Association, 1.358% - 6.261%, dated 06/01/20 - 11/01/48, Government National Mortgage Association, 0.440% - 6.420%, dated 11/20/32 - 09/20/41, U.S. Treasury Securities, 2.125%, dated 01/15/19, with a value of $2,551,669.	2,500,000
1,984,500	UBS Securities LLC, 0.220%, dated 05/31/12, due 06/01/12, repurchase price $1,984,512, collateralized by Federal Home Loan Mortgage Corp., 3.500% - 4.000%, dated 07/01/26 - 05/01/42, Federal National Mortgage Association, 3.000% - 4.500%, dated 01/01/26 - 03/01/42, with a value of $2,024,190.	1,984,500

	Total Repurchase Agreements (Cost $24,137,607)	24,137,607

	Total Investments — 99.9% (Cost $58,952,055) *	58,952,055
	Other Assets in Excess of Liabilities — 0.1%	52,898

	NET ASSETS — 100.0%	$59,004,953

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities and/or reverse repurchase agreements.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$58,952,055	$—	$58,952,055

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedules of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the three months ended May 31, 2012.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 31.3%
	U.S. Treasury Bills — 3.9% (n)
250,000	0.088%, 08/30/12	249,946
150,000	0.096%, 06/21/12 (m)	149,992
100,000	0.140%, 11/23/12	99,932

		499,870

	U.S. Treasury Notes — 27.4%
275,000	0.375%, 09/30/12	275,249
25,000	0.375%, 10/31/12	25,021
225,000	0.625%, 06/30/12	225,095
100,000	0.625%, 07/31/12	100,085
83,000	1.375%, 11/15/12	83,457
100,000	1.375%, 01/15/13	100,732
480,000	1.375%, 02/15/13	483,971
75,000	1.375%, 03/15/13	75,687
225,000	1.375%, 05/15/13	227,492
200,000	1.500%, 07/15/12	200,341
125,000	1.750%, 08/15/12	125,421
150,000	1.750%, 04/15/13	152,017
75,000	1.875%, 06/15/12	75,051
250,000	2.500%, 03/31/13	254,754
50,000	2.750%, 02/28/13	50,952
30,000	3.125%, 04/30/13	30,784
275,000	3.375%, 11/30/12	279,451
75,000	4.000%, 11/15/12	76,303
200,000	4.375%, 08/15/12	201,752
106,000	4.625%, 07/31/12	106,788
425,000	4.875%, 06/30/12	426,601

		3,577,004

	Total U.S. Treasury Obligations (Cost $4,076,874 )	4,076,874

Repurchase Agreements — 68.6%
250,000	Barclays Capital, Inc., 0.140%, dated 05/31/12, due 06/06/12, repurchase price $250,006, collateralized by U.S. Treasury Securities, 1.250% - 3.625%, due 02/15/14 - 02/15/21, with a value of $255,393.	250,000
250,000	Barclays Capital, Inc., 0.150%, dated 05/31/12, due 06/05/12, repurchase price $250,005, collateralized by U.S. Treasury Securities, 0.000% - 3.875%, due 02/15/21 - 08/15/40, with a value of $255,000.	250,000
250,000	Barclays Capital, Inc., 0.180%, dated 05/31/12, due 06/01/12, repurchase price $250,001, collateralized by U.S. Treasury Securities, 1.125%, due 05/31/19, with a value of $255,000.	250,000
250,000	Citigroup Global Markets Holdings, Inc., 0.180%, dated 05/31/12, due 06/01/12, repurchase price $250,001, collateralized by U.S. Treasury Securities, 0.250% - 4.750%, due 03/31/14 - 02/15/16, with a value of $255,000.	250,000
250,000	Credit Suisse First Boston USA, Inc., 0.130%, dated 05/31/12, due 06/06/12, repurchase price $250,005, collateralized by U.S. Treasury Securities, 0.375% - 1.750%, due 03/15/15 - 05/15/22, with a value of $255,004.	250,000
250,000	Credit Suisse First Boston USA, Inc., 0.150%, dated 05/31/12, due 06/05/12, repurchase price $250,005, collateralized by U.S. Treasury Securities, 0.250% - 0.625%, due 07/31/12 - 11/30/13, with a value of $255,001.	250,000
250,000	Credit Suisse First Boston USA, Inc., 0.160%, dated 05/31/12, due 06/07/12, repurchase price $250,008, collateralized by U.S. Treasury Securities, 0.375% - 1.750%, due 07/31/13 - 05/15/22, with a value of $255,001.	250,000
1,000,000	Credit Suisse First Boston USA, Inc., 0.180%, dated 05/31/12, due 06/01/12, repurchase price $1,000,005, collateralized by U.S. Treasury Securities, 0.250% - 2.625%, due 03/31/14 - 04/30/18, with a value of $1,020,001.	1,000,000
250,000	Deutsche Bank Securities, Inc., 0.140%, dated 05/31/12, due 06/06/12, repurchase price $250,006, collateralized by U.S. Treasury Securities, 8.125%, due 08/15/19, with a value of $256,464.	250,000
250,000	Deutsche Bank Securities, Inc., 0.150%, dated 05/31/12, due 06/05/12, repurchase price $250,005, collateralized by U.S. Treasury Securities, 0.000% - 1.750%, due 07/31/15 - 08/15/19, with a value of $255,000.	250,000
500,000	Deutsche Bank Securities, Inc., 0.160%, dated 05/31/12, due 06/07/12, repurchase price $500,016, collateralized by U.S. Treasury Securities, 0.250% - 2.625%, due 07/31/14 - 09/15/14, with a value of $510,000.	500,000

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — Continued
1,451,643	Deutsche Bank Securities, Inc., 0.200%, dated 05/31/12, due 06/01/12, repurchase price $1,451,651, collateralized by U.S. Treasury Securities, 0.000% - 4.250%, due 05/15/18 - 11/15/39, with a value of $1,480,676.	1,451,643
250,000	Goldman Sachs & Co., 0.150%, dated 05/31/12, due 06/07/12, repurchase price $250,007, collateralized by U.S. Treasury Securities, 2.000%, due 01/15/16, with a value of $255,000.	250,000
1,000,000	HSBC Securities USA, Inc., 0.180%, dated 05/31/12, due 06/01/12, repurchase price $1,000,005, collateralized by U.S. Treasury Securities, 0.000% - 6.500%, due 06/30/12 - 02/15/42, with a value of $1,020,006.	1,000,000
500,000	Merrill Lynch & Co., Inc., 0.190%, dated 05/31/12, due 06/01/12, repurchase price $500,003, collateralized by U.S. Treasury Securities, 0.250% - 3.125%, due 02/15/15 - 11/15/41, with a value of $510,000.	500,000
1,000,000	RBS Securities, Inc., 0.200%, dated 05/31/12, due 06/01/12, repurchase price $1,000,006, collateralized by U.S. Treasury Securities, 0.000% - 2.000%, due 06/07/12 - 02/15/22, with a value of $1,020,004.	1,000,000
1,000,000	Societe Generale, 0.180%, dated 05/31/12, due 06/01/12, repurchase price $1,000,005, collateralized by U.S. Treasury Securities, 0.000% - 7.250%, due 10/25/12 - 08/15/22, with a value of $1,020,000.	1,000,000

	Total Repurchase Agreements (Cost $8,951,643 )	8,951,643

	Total Investments — 99.9% (Cost $13,028,517)*	13,028,517
	Other Assets in Excess of Liabilities — 0.1%	19,460

	NET ASSETS — 100.0%	$13,047,977

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities and/or reverse repurchase agreements.

(n)	—	The rate shown is the effective yield at the date of purchase.

(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.

*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2012, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$13,028,517	$—	$13,028,517

(a)	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2012.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
July 30, 2012

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
July 30, 2012